UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2017

Item 1. Reports to Stockholders.

Annual Report

JULY 31, 2017

CLASSIC PROFUNDS

	Investor Class	Service Class
Bull	BLPIX	BLPSX
Mid-Cap	MDPIX	MDPSX
Small-Cap	SLPIX	SLPSX
NASDAQ-100	OTPIX	OTPSX
Large-Cap Value	LVPIX	LVPSX
Large-Cap Growth	LGPIX	LGPSX
Mid-Cap Value	MLPIX	MLPSX
Mid-Cap Growth	MGPIX	MGPSX
Small-Cap Value	SVPIX	SVPSX
Small-Cap Growth	SGPIX	SGPSX
Europe 30	UEPIX	UEPSK

ULTRA PROFUNDS

UltraBull	ULPIX	ULPSX
UltraMid-Cap	UMPIX	UMPSX
UltraSmall-Cap	UAPIX	UAPSX
UltraDow 30	UDPIX	UDPSX
UltraNASDAQ-100	UOPIX	UOPSX
UltraInternational	UNPIX	UNPSX
UltraEmerging Markets	UUPIX	UUPSX
UltraLatin America	UBPIX	UBPSX
UltraChina	UGPIX	UGPSX
UltraJapan	UJPIX	UJPSX

INVERSE PROFUNDS

Bear	BRPIX	BRPSX
Short Small-Cap	SHPIX	SHPSX
Short NASDAQ-100	SOPIX	SOPSX
UltraBear	URPIX	URPSX
UltraShort Mid-Cap	UIPIX	UIPSX
UltraShort Small-Cap	UCPIX	UCPSX
UltraShort Dow 30	UWPIX	UWPSX
UltraShort NASDAQ-100	USPIX	USPSX
UltraShort International	UXPIX	UXPSX
UltraShort Emerging Markets	UVPIX	UVPSX
UltraShort Latin America	UFPIX	UFPSX
UltraShort China	UHPIX	UHPSX
UltraShort Japan	UKPIX	UKPSX

ULTRASECTOR PROFUNDS

Banks	BKPIX	BKPSX
Basic Materials	BMPIX	BMPSX
Biotechnology	BIPIX	BIPSX
Consumer Goods	CNPIX	CNPSX
Consumer Services	CYPIX	CYPSX
Financials	FNPIX	FNPSX
Health Care	HCPIX	HCPSX
Industrials	IDPIX	IDPSX
Internet	INPIX	INPSX
Mobile Telecommunications	WCPIX	WCPSX
Oil & Gas	ENPIX	ENPSX
Oil Equipment, Services & Distribution	OEPIX	OEPSX
Pharmaceuticals	PHPIX	PHPSX
Precious Metals	PMPIX	PMPSX
Real Estate	REPIX	REPSX
Semiconductor	SMPIX	SMPSX
Technology	TEPIX	TEPSX
Telecommunications	TCPIX	TCPSX
Utilities	UTPIX	UTPSX

INVERSE SECTOR PROFUNDS

Short Oil & Gas	SNPIX	SNPSX
Short Precious Metals	SPPIX	SPPSX
Short Real Estate	SRPIX	SRPSX

NON-EQUITY PROFUNDS

U.S. Government Plus	GVPIX	GVPSX
Rising Rates Opportunity 10	RTPIX	RTPSX
Rising Rates Opportunity	RRPIX	RRPSX
Rising U.S. Dollar	RDPIX	RDPSX
Falling U.S. Dollar	FDPIX	FDPSX

Table of Contents

i	Message from the Chairman
1	Management Discussion of Fund Performance
67	Expense Examples

Schedules of Portfolio Investments
74	Bull ProFund
76	Mid-Cap ProFund
82	Small-Cap ProFund
85	NASDAQ-100 ProFund
88	Large-Cap Value ProFund
93	Large-Cap Growth ProFund
98	Mid-Cap Value ProFund
102	Mid-Cap Growth ProFund
106	Small-Cap Value ProFund
113	Small-Cap Growth ProFund
119	Europe 30 ProFund
120	UltraBull ProFund
122	UltraMid-Cap ProFund
129	UltraSmall-Cap ProFund
132	UltraDow 30 ProFund
134	UltraNASDAQ-100 ProFund
137	UltraInternational ProFund
138	UltraEmerging Markets ProFund
140	UltraLatin America ProFund
142	UltraChina ProFund
144	UltraJapan ProFund
145	Bear ProFund
146	Short Small-Cap ProFund
147	Short NASDAQ-100 ProFund
148	UltraBear ProFund
149	UltraShort Mid-Cap ProFund
150	UltraShort Small-Cap ProFund
151	UltraShort Dow 30 ProFund
152	UltraShort NASDAQ-100 ProFund
153	UltraShort International ProFund
154	UltraShort Emerging Markets ProFund
155	UltraShort Latin America ProFund
156	UltraShort China ProFund
157	UltraShort Japan ProFund
158	Banks UltraSector ProFund
160	Basic Materials UltraSector ProFund
162	Biotechnology UltraSector ProFund
164	Consumer Goods UltraSector ProFund
166	Consumer Services UltraSector ProFund
169	Financials UltraSector ProFund
174	Health Care UltraSector ProFund
177	Industrials UltraSector ProFund
181	Internet UltraSector ProFund
183	Mobile Telecommunications UltraSector ProFund
184	Oil & Gas UltraSector ProFund
186	Oil Equipment, Services & Distribution UltraSector ProFund
188	Pharmaceuticals UltraSector ProFund
189	Precious Metals UltraSector ProFund
190	Real Estate UltraSector ProFund
193	Semiconductor UltraSector ProFund
195	Technology UltraSector ProFund
198	Telecommunications UltraSector ProFund
199	Utilities UltraSector ProFund
201	Short Oil & Gas ProFund
202	Short Precious Metals ProFund
203	Short Real Estate ProFund
204	U.S. Government Plus ProFund
205	Rising Rates Opportunity 10 ProFund
206	Rising Rates Opportunity ProFund
207	Rising U.S. Dollar ProFund
208	Falling U.S. Dollar ProFund
211	Statements of Assets and Liabilities
225	Statements of Operations
239	Statements of Changes in Net Assets
265	Financial Highlights
297	Notes to Financial Statements
330	Report of Independent Registered Public Accounting Firm
331	Trustees and Officers

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Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds Annual Report to shareholders for the 12-months ended July 31, 2017.

Equity Markets Continue to Rally

Equity markets in the U.S. and around the world posted double-digit gains during the 12-month period. Expectations for pro-business policy changes from the newly-elected Trump administration sparked a rally early in the period that has continued largely unabated. While those initiatives have yet to emerge, solid corporate earnings, steady job growth, and rising consumer confidence have continued to fuel the rally. Major U.S. equity indexes all rose substantially during the period. The Dow® broke the 20,000 level in January and continued climbing, up 21.8% to end the period. The S&P 500® rose 16.0%, the S&P MidCap 400® was up 14.7% and the Russell 2000® returned 18.5%. NASDAQ-100® stocks saw the greatest increase among major U.S. equity indexes, rising 25.8%.

Eight of the 10 Dow Jones U.S. Industry Indices were up for the period, with the cyclical sectors turning in a dominating performance. Technology, financial and industrials were the biggest gainers, up 28.8%, 25.4% and 19.5%, respectively. The oil & gas and telecommunications sectors declined, falling 0.7% and 6.0%. The real estate and precious metals sectors, not part of the 10 Dow Jones U.S. Industry Indices, were also down by 1.1% and 24.6%, respectively.

Reinforced by a weak U.S. dollar, international equity markets turned in strong results for the period, extending their rally. Developed markets outside of North America were up 17.8%, as measured by the MSCI EAFE Index, the MSCI Europe Index rose by 19.7%, and the Nikkei returned 13.2%. Shrugging off sharp declines after the presidential election, emerging markets turned out to be among the period’s big winners. The BNY Mellon Emerging Markets 50 ADR Index rose 28.6%, with substantial contributions from Latin America, which increased 22.1% according to the BNY Mellon Latin America 35 ADR Index. But it was China that was in the driver’s seat in the emerging markets, returning a remarkable 37.4%, as measured by the BNY Mellon China Select ADR Index, for the 12-months ended in July.

Fixed Income Markets Mixed

U.S. fixed income declined broadly following the presidential election, with large segments of the market recovering during the first half of the year. Corporate bonds finished the period up. Investment-grade credit managed a modest 1.09% return, as measured by the Markit iBoxx® $ Liquid Investment Grade Index, while high-yield bonds paralleled the advance in stocks and gained 9.88% according to the Markit iBoxx® $ Liquid High Yield Index. Treasurys lagged the recovery in other bond categories. The Ryan Labs 10 Year Treasury Index was off 5.73% and the longer-dated Ryan Labs 30 Year Treasury Index declined 12.1%. The Bloomberg Barclays U.S. Aggregate Bond Index® finished the period mostly flat, declining just -0.5%.

Flows into Large-Cap and International

ProFunds based on U.S. large-cap and international indexes saw nearly $300 million in combined inflows and market appreciation during the 12-month period. Large-cap assets increased by almost 50% and assets in developed and emerging international markets grew nearly 90%.

Thank you for choosing ProFunds. We appreciate the trust and confidence you have placed in us. Whatever your view on the market, our extensive lineup of mutual funds provides strategic and tactical opportunities to help you manage risk and potentially enhance returns.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

i

This Page Intentionally Left Blank

Management Discussion of Fund Performance

2 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund (each, a “Fund” and, collectively, the “Funds”), except for the Classic ProFunds and Falling U.S. Dollar ProFund, seeks daily investment results, before fees and expenses, that correspond to the daily performance of a benchmark, such as the daily performance of an index or security, or a multiple, the inverse, or an inverse multiple of the daily performance of an underlying index or security (each such index or security, a “benchmark”).

Each of the Classic ProFunds and the Falling U.S. Dollar ProFund are designed to match, before fees and expenses, the performance of an underlying benchmark both on a single day and over time (each, a “Matching Fund” and, collectively, the “Matching Funds”).

All other ProFunds are “geared” funds (each, a “Geared Fund” and, collectively, the “Geared Funds”). Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to a multiple (i.e., 1.25x, 1.5x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an underlying benchmark. This means such Funds seek investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of such a Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the Fund’s stated leveraged, inverse, or inverse leveraged multiple times the return of the Fund’s benchmark for that period. During periods of higher market volatility, the volatility of a Fund’s benchmark may affect the Fund’s return as much as or more than the return of the benchmark.

ProFund Advisors LLC (“PFA”), the Funds’ investment advisor, uses a passive approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to approximate the daily performance of its benchmark.

PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company. In addition, PFA does not conduct conventional research or analysis; forecast market movements, trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds (other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund) make significant use of investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (“derivatives”). Funds using these techniques are exposed to risks different from, or possibly greater than, the risks associated with investing directly in securities, including one or more of the following: counterparty risk (i.e., the risk that a counterparty is unable or unwilling to make timely payments) on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk (i.e., the ability of a Fund to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of PFA) and increased correlation risk (i.e., the Fund’s ability to achieve a high degree of correlation with its benchmark). If a counterparty becomes bankrupt, or fails to perform its obligations, the value of an investment in the Fund may decline. With respect to swaps and forward contracts, the Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically enter into derivatives with counterparties that are major, global financial institutions. Any costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Factors that Materially Affected the Performance of Each Fund during the Fiscal Year Ended July 31, 2017(1):

Primary factors affecting Fund performance, before fees and expenses, include the following: the total return of the securities and derivatives held by the Funds, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned by the Fund (including those included in the total return of derivatives contracts); the types of derivative contracts used by the Funds and their correlation to the relevant benchmark or asset fees, expenses, and transaction costs; other miscellaneous factors; and in the case of the Geared Funds, the volatility of the Fund’s benchmark (and its impact on compounding).

•                  Benchmark Performance: The performance of each Fund’s benchmark and, in turn, the factors and market conditions affecting that benchmark are principal factors driving Fund performance.(2)

•                  Compounding of Daily Returns and Volatility: Each Geared Fund seeks to provide a multiple (i.e., 1.25x, 1.5x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -1.25x or 2x) of its benchmark return for a single day only. For longer periods, performance may be greater than or less than the one-day multiple times the benchmark return. This is due to the effects of compounding, which exists in all investments, but has a more significant impact on geared funds. In general, during periods of higher benchmark volatility, compounding will cause Fund performance for periods longer than a single day to be more or less than the multiple of the return of the benchmark. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower benchmark volatility (particularly when combined with higher benchmark returns), Fund returns over longer periods can be higher than the multiple of the return of the benchmark. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) period of time; b) financing rates associated with the use of derivatives;

(1)         Past performance is not a guarantee of future results.

(2)         Unlike the Funds, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the Funds negatively impact the performance of the Funds relative to their benchmark. Performance for each Fund will generally differ from the performance of the Fund’s benchmark index.

Management Discussion of Fund Performance (unaudited) :: 3

c) other Fund expenses; and d) dividends and interest paid with respect to the securities in the benchmark, e) the benchmark’s volatility; and f) the benchmark’s performance...Longer holding periods, higher benchmark volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund’s performance. During periods of higher benchmark volatility, the volatility of a benchmark may affect a Fund’s return as much as or more than the return of its benchmark.

Daily volatility for the U.S. equity markets decreased from a year ago. The volatility for the S&P 500 for the year ended July 31, 2017 was 8.1%, which was lower than the prior year’s volatility of 17.1%. The volatility of each Geared Fund benchmark is shown below:

Underlying Benchmark	One Year Benchmark Volatility
Dow Jones Precious Metals Index	36.3%
BNY Mellon Latin America 35 ADR Index	26.3%
Dow Jones U.S. Oil Equipment, Services and Distribution Index	20.1%
Dow Jones U.S. Mobile Telecommunications Index	19.7%
Dow Jones U.S. Banks Index	18.2%
Dow Jones U.S. Biotechnology Index	18.1%
Dow Jones U.S. Oil & Gas Index	17.2%
Dow Jones U.S. Semiconductors Index	17.0%
Nikkei 225 Stock Average	15.6%
BNY Mellon Emerging Markets 50 ADR Index	15.4%
BNY Mellon China Select ADR Index	15.3%
S&P SmallCap 600 Value Index	14.7%
Dow Jones U.S. Telecommunications Index	14.1%
Russell 2000® Index	14.0%
S&P SmallCap 600 Growth Index	13.9%
Dow Jones U.S. Utilities Index	13.6%
Dow Jones U.S. Real Estate Index	13.1%
Dow Jones Internet Composite Index	12.9%
Dow Jones U.S. Basic Materials Index	12.6%
Ryan Labs On-The-Run 30 Year Treasury Index	12.6%
S&P MidCap 400 Value Index	12.2%
Dow Jones U.S. Pharmaceuticals Index	11.9%
Dow Jones U.S. Technology Index	11.7%
ProFunds Europe 30 Index®	11.5%
S&P MidCap 400	11.3%
Dow Jones U.S. Financials Index	11.2%
Dow Jones U.S. Health Care Index	11.1%
NASDAQ-100® Index	10.8%
S&P MidCap 400 Growth Index	10.7%
Dow Jones U.S. Industrials Index	10.0%
Dow Jones U.S. Consumer Goods Index	9.2%
Dow Jones U.S. Consumer Services Index	8.8%
MSCI EAFE Index®	8.8%
S&P 500 Value Index	8.7%
S&P 500 Growth Index	8.4%
S&P 500®	8.1%
Dow Jones Industrial Average	7.8%
U.S. Dollar Index	6.3%
Ryan Labs On-The-Run 10 Year Treasury Index	5.6%

•                  Financing Rates Associated with Swap Agreements and Forward Contracts: The performance of Funds that use swap agreements and forward contracts was impacted by financing costs associated with the derivatives. Financing rates are negotiated between the Funds and the counterparties, and are typically set at the one—week/one-month London Interbank Offered Rate (“LIBOR”) plus or minus a negotiated spread. The one-week LIBOR increased from 0.45% to 1.20% during the fiscal year. The one-month LIBOR also increased during the fiscal year from 0.50% to 1.23%. Each Fund with long exposure to its benchmark was generally negatively affected by financing rates. Conversely, each Fund with short/inverse exposure generally benefited from financing rates. In certain market environments, LIBOR adjusted by the spread may result in a Fund with short/inverse exposure also being negatively affected by financing rates.

•                  Stock Dividends and Bond Yields: The performance of Funds that provide long or leveraged exposure was positively impacted by capturing the dividend or income yield of the underlying assets to which they have exposure. The performance of Funds that provide an inverse or leveraged inverse exposure was negatively impacted by virtue of effectively having to pay out the dividend or income yield (or a multiple thereof, as applicable) associated with the assets to which they have short exposure.

•                  Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may

4 :: Management Discussion of Fund Performance (unaudited)

generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. For Geared Funds, daily repositioning of each Fund’s portfolio to maintain exposure consistent with its investment objective, high levels of shareholder purchase and redemption activity, and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds’ expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple of its benchmark’s return, that seek to return an inverse or inverse multiple of its benchmark’s return, and for Funds that hold or have exposure to assets that are comparatively less liquid than other Funds.

•                  Miscellaneous Factors: Each Fund holds a mix of securities and/or derivatives that is designed to provide returns that correspond to the performance of its investment objective. Certain Funds may obtain exposure to only a representative sample of the securities of their benchmark and may not have investment exposure to all securities of the benchmark or may have weightings that are different from that of its benchmark. Certain Funds may also obtain exposure to securities not contained in the relevant benchmark or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the benchmark.

In addition, certain Funds invested in swap agreements based on exchange-traded funds (“ETFs”) that are designed to track the performance of the Fund’s benchmark. Because the closing price of an ETF may not perfectly track the performance of its benchmark, there are deviations between the return of a swap whose reference asset is an ETF and the return of a swap based directly on the Fund’s benchmark. Thus, the performance of a Fund investing significantly in swap agreements based on an ETF correlated less with its benchmark than a Fund investing in swap agreements based directly on the Fund’s benchmark.

Management Discussion of Fund Performance :: Bull ProFund :: 5

Bull ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® (the “Index”). For the year ended July 31, 2017, the Fund (Investor Class shares) had a total return of 13.68%. For the same period, the Index had a total return of 16.04%(1) and a volatility of 8.06%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2017, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bull ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	13.68%	12.58%	5.71%
Service	12.55%	11.46%	4.66%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.58%	1.58%
Service	2.58%	2.58%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	45%
Futures Contracts	12%
Swap Agreements	43%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.6%
Microsoft Corp.	1.2%
Alphabet, Inc.	1.2%
Facebook, Inc.	0.8%
Amazon.com, Inc.	0.8%

S&P 500 — Composition

% of Index
Information Technology	23%
Financials	15%
Health Care	14%
Consumer Discretionary	12%
Industrials	10%
Consumer Staples	9%
Energy	6%
Utilities	3%
Real Estate	3%
Materials	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

6 :: Mid-Cap ProFund :: Management Discussion of Fund Performance

Mid-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® (the “Index”). For the year ended July 31, 2017, the Fund (Investor Class shares) had a total return of 12.54%. For the same period, the Index had a total return of 14.69%(1) and a volatility of 11.26%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2017, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	12.54%	13.08%	6.88%
Service	11.41%	11.96%	5.81%
S&P MidCap 400	14.69%	15.13%	9.13%

Expense Ratios**

Fund	Gross	Net
Investor	1.51%	1.51%
Service	2.51%	2.51%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Futures Contracts	6%
Swap Agreements	43%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	0.5%
Cadence Design Systems, Inc.	0.3%
MSCI, Inc.	0.3%
Teleflex, Inc.	0.3%
CDK Global, Inc.	0.3%

S&P MidCap 400 — Composition

% of Index
Information Technology	18%
Financials	16%
Industrials	15%
Consumer Discretionary	11%
Real Estate	10%
Health Care	9%
Materials	7%
Utilities	6%
Consumer Staples	4%
Energy	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Small-Cap ProFund :: 7

Small-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index (the “Index”). For the year ended July 31, 2017, the Fund (Investor Class shares) had a total return of 15.65%. For the same period, the Index had a total return of 18.45%(1) and a volatility of 14.00%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2017, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	15.65%	12.21%	6.04%
Service	14.53%	11.12%	4.99%
Russell 2000 Index	18.45%	14.19%	7.76%

Expense Ratios**

Fund	Gross	Net
Investor	1.93%	1.78%
Service	2.93%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	17%
Futures Contracts	3%
Swap Agreements	80%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Kite Pharma, Inc.	0.1%
Fair Isaac Corp.	0.1%
PAREXEL International Corp.	0.1%
IDACORP, Inc.	0.1%
EPAM Systems, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financials	17%
Information Technology	17%
Health Care	15%
Industrials	15%
Consumer Discretionary	12%
Real Estate	8%
Materials	4%
Utilities	4%
Energy	4%
Consumer Staples	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

8 :: NASDAQ-100 ProFund :: Management Discussion of Fund Performance

NASDAQ-100 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index (the “Index”). For the year ended July 31, 2017, the Fund (Investor Class shares) had a total return of 23.32%. For the same period, the Index had a total return of 25.81%(1) and a volatility of 10.75%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2017, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the NASDAQ-100 ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	23.32%	16.41%	10.73%
Service	22.05%	15.23%	9.62%
NASDAQ-100 Index	25.81%	18.89%	12.93%

Expense Ratios**

Fund	Gross	Net
Investor	1.54%	1.54%
Service	2.54%	2.54%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	43%
Futures Contracts	13%
Swap Agreements	44%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.9%
Alphabet, Inc.	3.8%
Microsoft Corp.	3.5%
Amazon.com, Inc.	3.0%
Facebook, Inc.	2.5%

NASDAQ-100 Index — Composition

% of Index
Information Technology	59%
Consumer Discretionary	22%
Health Care	11%
Consumer Staples	5%
Industrials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Large-Cap Value ProFund :: 9

Large-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value Index (the “Index”). For the year ended July 31, 2017, the Fund (Investor Class shares) had a total return of 12.12%. For the same period, the Index had a total return of 14.34%(1) and a volatility of 8.73%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Value ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	12.12%	11.89%	3.77%
Service	11.01%	10.77%	2.74%
S&P 500 Value Index	14.34%	13.94%	5.81%

Expense Ratios**

Fund	Gross	Net
Investor	1.86%	1.78%
Service	2.86%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.6%
Berkshire Hathaway, Inc.	3.6%
JPMorgan Chase & Co.	3.5%
Wells Fargo & Co.	2.6%
AT&T, Inc.	2.6%

S&P 500 Value Index — Composition

% of Index
Financials	26%
Health Care	12%
Consumer Staples	12%
Energy	11%
Industrials	9%
Consumer Discretionary	7%
Information Technology	7%
Utilities	6%
Telecommunication Services	4%
Materials	4%
Real Estate	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

10 :: Large-Cap Growth ProFund :: Management Discussion of Fund Performance

Large-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth Index (the “Index”). For the year ended July 31, 2017, the Fund (Investor Class shares) had a total return of 14.82%. For the same period, the Index had a total return of 16.97%(1) and a volatility of 8.44%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Growth ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	14.82%	13.18%	7.29%
Service	13.68%	12.05%	6.22%
S&P 500 Growth Index	16.97%	15.41%	9.49%

Expense Ratios**

Fund	Gross	Net
Investor	1.67%	1.67%
Service	2.67%	2.67%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.6%
Alphabet, Inc.	4.9%
Microsoft Corp.	4.8%
Facebook, Inc.	3.4%
Amazon.com, Inc.	3.3%

S&P 500 Growth Index — Composition

% of Index
Information Technology	36%
Consumer Discretionary	17%
Health Care	16%
Industrials	11%
Consumer Staples	6%
Financials	4%
Real Estate	4%
Materials	2%
Energy	2%
Telecommunication Services	1%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Mid-Cap Value ProFund :: 11

Mid-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Value Index (the “Index”). For the year ended July 31, 2017, the Fund (Investor Class shares) had a total return of 12.90%. For the same period, the Index had a total return of 14.91%(1) and a volatility of 12.19%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Value ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	12.90%	13.13%	6.15%
Service	11.78%	11.99%	5.08%
S&P MidCap 400 Value Index	14.91%	15.26%	8.40%

Expense Ratios**

Fund	Gross	Net
Investor	1.84%	1.78%
Service	2.84%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Atmos Energy Corp.	1.1%
Reinsurance Group of America, Inc.	1.1%
Alleghany Corp.	1.1%
UGI Corp.	1.1%
Leidos Holdings, Inc.	1.0%

S&P MidCap 400 Value Index — Composition

% of Index
Financials	20%
Information Technology	13%
Industrials	13%
Consumer Discretionary	11%
Real Estate	9%
Utilities	9%
Materials	8%
Health Care	7%
Energy	5%
Consumer Staples	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

12 :: Mid-Cap Growth ProFund :: Management Discussion of Fund Performance

Mid-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Growth Index (the “Index”). For the year ended July 31, 2017, the Fund (Investor Class shares) had a total return of 11.81%. For the same period, the Index had a total return of 13.71%(1) and a volatility of 10.72%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Growth ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	11.81%	12.67%	7.78%
Service	10.68%	11.54%	6.71%
S&P MidCap 400 Growth Index	13.71%	14.77%	9.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.81%	1.78%
Service	2.81%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	1.6%
MSCI, Inc.	1.2%
Huntington Ingalls Industries, Inc.	1.1%
CDK Global, Inc.	1.1%
IDEX Corp.	1.1%

S&P MidCap 400 Growth Index — Composition

% of Index
Information Technology	24%
Industrials	17%
Financials	13%
Consumer Discretionary	12%
Health Care	10%
Real Estate	10%
Materials	6%
Utilities	3%
Consumer Staples	3%
Energy	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Small-Cap Value ProFund :: 13

Small-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Value Index (the “Index”). For the year ended July 31, 2017, the Fund (Investor Class shares) had a total return of 14.49%. For the same period, the Index had a total return of 16.60%(1) and a volatility of 14.68%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the value end of the growth-value spectrum. The S&P SmallCap 600 is a float adjusted, market capitalization-weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Value ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	14.49%	13.29%	5.99%
Service	13.34%	12.16%	4.92%
S&P SmallCap 600 Value Index	16.60%	15.70%	8.32%

Expense Ratios**

Fund	Gross	Net
Investor	1.83%	1.78%
Service	2.83%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
ALLETE, Inc.	1.0%
The Brink’s Co.	1.0%
Spire, Inc.	1.0%
Avista Corp.	1.0%
ProAssurance Corp.	0.9%

S&P SmallCap 600 Value Index — Composition

% of Index
Industrials	19%
Consumer Discretionary	18%
Financials	18%
Information Technology	12%
Health Care	10%
Materials	6%
Real Estate	5%
Utilities	4%
Consumer Staples	4%
Energy	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

14 :: Small-Cap Growth ProFund :: Management Discussion of Fund Performance

Small-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Growth Index (the “Index”). For the year ended July 31, 2017, the Fund (Investor Class shares) had a total return of 16.48%. For the same period, the Index had a total return of 18.49%(1) and a volatility of 13.90%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the growth end of the growth-value spectrum. The S&P SmallCap 600 is a float adjusted, market capitalization-weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Growth ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	16.48%	13.85%	7.85%
Service	15.27%	12.70%	6.77%
S&P SmallCap 600 Growth Index	18.49%	15.99%	9.86%

Expense Ratios**

Fund	Gross	Net
Investor	1.91%	1.78%
Service	2.91%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
MKS Instruments, Inc.	1.2%
CoreSite Realty Corp.	1.0%
Lumentum Holdings, Inc.	1.0%
Evercore Partners, Inc.	0.9%
Sterling Bancorp	0.9%

S&P SmallCap 600 Growth Index — Composition

% of Index
Industrials	18%
Information Technology	18%
Health Care	15%
Financials	15%
Consumer Discretionary	14%
Real Estate	9%
Materials	4%
Consumer Staples	3%
Energy	2%
Utilities	1%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Europe 30 ProFund :: 15

Europe 30 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index (the “Index”). For the year ended July 31, 2017, the Fund (Investor Class shares) had a total return of 20.40%. For the same period, the Index had a price return of 18.31%(1) and a volatility of 11.48%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on NASDAQ as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Europe 30 ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	20.40%	7.23%	0.12%
Service	19.19%	6.18%	-0.85%
ProFunds Europe 30 Index	18.31%	5.50%	-1.26%
STOXX Europe 50 Index	16.68%	7.03%	-0.14%

Expense Ratios**

Fund	Gross	Net
Investor	1.84%	1.78%
Service	2.84%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC	6.5%
Unilever N.V.	5.7%
HSBC Holdings PLC	4.6%
S.A.P. SE	4.6%
Banco Santander S.A.	4.2%

ProFunds Europe 30 Index — Composition

Industry Breakdown	% of Index
Financials	21%
Energy	19%
Information Technology	15%
Health Care	13%
Consumer Staples	10%
Telecommunication Services	9%
Materials	8%
Industrials	3%
Utilities	2%

Country Composition
United Kingdom	46%
Netherlands	16%
France	10%
Spain	7%
Other	21%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The STOXX Europe 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

16 :: UltraBull ProFund :: Management Discussion of Fund Performance

UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class shares) had a total return of 29.79%. For the same period, the Index had a total return of 16.04%(1) and a volatility of 8.06%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2017, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBull ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	29.79%	26.32%	7.69%
Service	28.49%	25.08%	6.63%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.46%	1.46%
Service	2.46%	2.46%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Futures Contracts	12%
Swap Agreements	117%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.6%
Microsoft Corp.	1.9%
Alphabet, Inc.	1.9%
Facebook, Inc.	1.3%
Amazon.com, Inc.	1.3%

S&P 500 — Composition

% of Index
Information Technology	23%
Financials	15%
Health Care	14%
Consumer Discretionary	12%
Industrials	10%
Consumer Staples	9%
Energy	6%
Utilities	3%
Real Estate	3%
Materials	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraMid-Cap ProFund :: 17

UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class shares) had a total return of 26.18%. For the same period, the Index had a total return of 14.69%(1) and a volatility of 11.26%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2017, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraMid-Cap ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	26.18%	26.80%	9.61%
Service	24.99%	25.55%	8.53%
S&P MidCap 400	14.69%	15.13%	9.13%

Expense Ratios**

Fund	Gross	Net
Investor	1.50%	1.50%
Service	2.50%	2.50%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Futures Contracts	5%
Swap Agreements	124%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	0.7%
Cadence Design Systems, Inc.	0.5%
MSCI, Inc.	0.4%
Teleflex, Inc.	0.4%
CDK Global, Inc.	0.4%

S&P MidCap 400 — Composition

% of Index
Information Technology	18%
Financials	16%
Industrials	15%
Consumer Discretionary	11%
Real Estate	10%
Health Care	9%
Materials	7%
Utilities	6%
Consumer Staples	4%
Energy	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

18 :: UltraSmall-Cap ProFund :: Management Discussion of Fund Performance

UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class shares) had a total return of 33.65%. For the same period, the Index had a total return of 18.45%(1) and a volatility of 14.00%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2017, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraSmall-Cap ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	33.65%	24.50%	5.78%
Service	32.37%	23.25%	4.69%
Russell 2000 Index	18.45%	14.19%	7.76%

Expense Ratios**

Fund	Gross	Net
Investor	1.60%	1.60%
Service	2.60%	2.60%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	32%
Futures Contracts	19%
Swap Agreements	149%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Kite Pharma, Inc.	0.1%
Fair Isaac Corp.	0.1%
PAREXEL International Corp.	0.1%
IDACORP, Inc.	0.1%
EPAM Systems, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financials	17%
Information Technology	17%
Health Care	15%
Industrials	15%
Consumer Discretionary	12%
Real Estate	8%
Materials	4%
Utilities	4%
Energy	4%
Consumer Staples	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraDow 30 ProFund :: 19

UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class shares) had a total return of 42.63%. For the same period, the Index had a total return of 21.81%(1) and a volatility of 7.81%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2017, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraDow 30 ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	42.63%	24.05%	8.65%
Service	41.27%	22.82%	7.58%
Dow Jones Industrial Average	21.81%	13.79%	8.01%

Expense Ratios**

Fund	Gross	Net
Investor	1.70%	1.70%
Service	2.70%	2.70%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Futures Contracts	29%
Swap Agreements	106%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Boeing Co.	5.0%
The Goldman Sachs Group, Inc.	4.6%
3M Co.	4.2%
UnitedHealth Group, Inc.	4.0%
McDonald’s Corp.	3.2%

Dow Jones Industrial Average — Composition

% of Index
Industrials	21%
Information Technology	17%
Financials	16%
Consumer Discretionary	15%
Health Care	13%
Consumer Staples	7%
Energy	6%
Materials	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

20 :: UltraNASDAQ-100 ProFund :: Management Discussion of Fund Performance

UltraNASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class shares) had a total return of 51.39%. For the same period, the Index had a total return of 25.81%(1) and a volatility of 10.75%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2017, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraNASDAQ-100 ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	51.39%	34.69%	18.08%
Service	49.89%	33.36%	16.92%
NASDAQ-100 Index	25.81%	18.89%	12.93%

Expense Ratios**

Fund	Gross	Net
Investor	1.47%	1.47%
Service	2.47%	2.47%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Futures Contracts	20%
Swap Agreements	127%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.0%
Alphabet, Inc.	4.7%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.7%
Facebook, Inc.	3.1%

NASDAQ-100 Index — Composition

% of Index
Information Technology	59%
Consumer Discretionary	22%
Health Care	11%
Consumer Staples	5%
Industrials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraInternational ProFund :: 21

UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 32.66%. For the same period, the Index had a total return of 17.77%(1) and a volatility of 8.80%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraInternational ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	32.66%	12.12%	-7.12%
Service	31.45%	11.03%	-8.04%
MSCI EAFE Index	17.77%	9.06%	1.46%

Expense Ratios**

Fund	Gross	Net
Investor	1.81%	1.78%
Service	2.81%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	22%
Industrials	14%
Consumer Discretionary	12%
Consumer Staples	11%
Health Care	11%
Materials	8%
Information Technology	6%
Energy	5%
Telecommunication Services	4%
Real Estate	4%
Utilities	3%

Country Composition
Japan	23%
United Kingdom	16%
France	10%
Germany	9%
Switzerland	9%
Other	33%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

22 :: UltraEmerging Markets ProFund :: Management Discussion of Fund Performance

UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon Emerging Markets 50 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 57.02%. For the same period, the Index had a total return of 28.61%(1) and a volatility of 15.41%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraEmerging Markets ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	57.02%	2.57%	-9.07%
Service	55.65%	1.51%	-9.99%
BNY Mellon Emerging Markets 50 ADR Index	28.61%	4.25%	1.30%

Expense Ratios**

Fund	Gross	Net
Investor	1.80%	1.78%
Service	2.80%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	115%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	13.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	10.0%
Baidu, Inc.	4.7%
China Mobile, Ltd.	4.4%
JD.com, Inc.	3.1%

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	39%
Financials	17%
Telecommunication Services	13%
Consumer Discretionary	9%
Energy	8%
Materials	8%
Consumer Staples	4%
Utilities	2%

Country Composition
China	37%
Brazil	16%
Taiwan	14%
India	9%
Other	24%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraLatin America ProFund :: 23

UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon Latin America 35 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 34.56%. For the same period, the Index had a total return of 22.14%(1) and a volatility of 26.31%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraLatin America ProFund from October 16, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Since Inception
Investor	34.56%	-15.82%	-18.83%
Service	33.17%	-16.62%	-19.60%
BNY Mellon Latin America 35 ADR Index	22.14%	-4.04%	-2.34%

Expense Ratios**

Fund	Gross	Net
Investor	1.79%	1.78%
Service	2.79%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	116%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Itau Unibanco Holding S.A.	10.0%
Vale S.A.	8.0%
Banco Bradesco S.A.	7.7%
Ambev S.A.	7.1%
Petroleo Brasileiro S.A.	6.9%

BNY Mellon Latin America 35 ADR Index — Composition

Industry Breakdown	% of Index
Financials	27%
Consumer Staples	18%
Materials	17%
Energy	13%
Telecommunication Services	8%
Utilities	7%
Industrials	6%
Consumer Discretionary	4%

Country Composition
Brazil	64%
Mexico	23%
Chile	8%
Argentina	3%
Colombia	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24 :: UltraChina ProFund :: Management Discussion of Fund Performance

UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon China Select ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 77.98%. For the same period, the Index had a total return of 37.35%(1) and a volatility of 15.33%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraChina ProFund from February 4, 2008 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Since Inception
Investor	77.98%	20.76%	-6.02%
Service	76.33%	19.55%	-6.97%
BNY Mellon China Select ADR Index	37.35%	13.80%	3.36%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	116%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	9.2%
Baidu, Inc.	6.2%
China Mobile, Ltd.	5.4%
JD.com, Inc.	5.0%
Ctrip.com International, Ltd.	3.8%

BNY Mellon China Select ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	43%
Consumer Discretionary	19%
Telecommunication Services	12%
Energy	11%
Financials	4%
Materials	4%
Industrials	3%
Health Care	2%
Utilities	2%

Country Composition
China	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraJapan ProFund :: 25

UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Nikkei 225 Stock Average (the “Index”). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 44.97%. For the same period, the Index had a total return of 13.23%(1), as measured in unhedged U.S. dollar terms, or 22.08%(1) in local (Japanese yen) terms and a volatility of 15.60%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged U.S. dollar terms, depending upon whether the U.S. dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun, Inc.

During the year ended July 31, 2017, the Fund invested in futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraJapan ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	44.97%	28.73%	-7.63%
Service	43.70%	27.47%	-8.53%
Nikkei 225 Stock Average - USD	13.23%	11.79%	3.83%
Nikkei 225 Stock Average - Yen	22.08%	19.82%	3.06%

Expense Ratios**

Fund	Gross	Net
Investor	1.67%	1.67%
Service	2.67%	2.67%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	201%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrials	21%
Consumer Discretionary	19%
Information Technology	16%
Health Care	10%
Consumer Staples	10%
Telecommunication Services	9%
Materials	9%
Financials	3%
Real Estate	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to Yen at the beginning of the period and to U.S. dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

26 :: Bear ProFund :: Management Discussion of Fund Performance

Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of -14.66%. For the same period, the Index had a total return of 16.04%(1) and a volatility of 8.06%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2017, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bear ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	-14.66%	-15.23%	-11.53%
Service	-15.51%	-16.08%	-12.42%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.54%	1.54%
Service	2.54%	2.54%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(7)%
Swap Agreements	(93)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Information Technology	23%
Financials	15%
Health Care	14%
Consumer Discretionary	12%
Industrials	10%
Consumer Staples	9%
Energy	6%
Utilities	3%
Real Estate	3%
Materials	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Short Small-Cap ProFund :: 27

Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of -18.41%. For the same period, the Index had a total return of 18.45%(1) and a volatility of 14.00%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2017, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Small-Cap ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	-18.41%	-16.56%	-14.94%
Service	-19.21%	-17.36%	-15.75%
Russell 2000 Index	18.45%	14.19%	7.76%

Expense Ratios**

Fund	Gross	Net
Investor	1.74%	1.74%
Service	2.74%	2.74%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(34)%
Swap Agreements	(66)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financials	17%
Information Technology	17%
Health Care	15%
Industrials	15%
Consumer Discretionary	12%
Real Estate	8%
Materials	4%
Utilities	4%
Energy	4%
Consumer Staples	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

28 :: Short NASDAQ-100 ProFund :: Management Discussion of Fund Performance

Short NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of -21.65%. For the same period, the Index had a total return of 25.81%(1) and a volatility of 10.75%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2017, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short NASDAQ-100 ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	-21.65%	-19.46%	-16.79%
Service	-22.40%	-20.22%	-17.61%
NASDAQ-100 Index	25.81%	18.89%	12.93%

Expense Ratios**

Fund	Gross	Net
Investor	1.86%	1.78%
Service	2.86%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(32)%
Swap Agreements	(68)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short NASDAQ-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	59%
Consumer Discretionary	22%
Health Care	11%
Consumer Staples	5%
Industrials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraBear ProFund :: 29

UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class shares) had a total return of -26.93%. For the same period, the Index had a total return of 16.04%(1) and a volatility of 8.06%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2017, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBear ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	-26.93%	-28.32%	-24.51%
Service	-27.62%	-29.03%	-25.22%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.64%	1.64%
Service	2.64%	2.64%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(8)%
Swap Agreements	(192)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Information Technology	23%
Financials	15%
Health Care	14%
Consumer Discretionary	12%
Industrials	10%
Consumer Staples	9%
Energy	6%
Utilities	3%
Real Estate	3%
Materials	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

30 :: UltraShort Mid-Cap ProFund :: Management Discussion of Fund Performance

UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P MidCap 400® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class shares) had a total return of -26.92%. For the same period, the Index had a total return of 14.69%(1) and a volatility of 11.26%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2017, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Mid-Cap ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	-26.92%	-29.94%	-29.34%
Service	-27.48%	-30.69%	-30.06%
S&P MidCap 400	14.69%	15.13%	9.13%

Expense Ratios**

Fund	Gross	Net
Investor	2.27%	1.78%
Service	3.27%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(10)%
Swap Agreements	(190)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Information Technology	18%
Financials	16%
Industrials	15%
Consumer Discretionary	11%
Real Estate	10%
Health Care	9%
Materials	7%
Utilities	6%
Consumer Staples	4%
Energy	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort Small-Cap ProFund :: 31

UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class shares) had a total return of -33.78%. For the same period, the Index had a total return of 18.45%(1) and a volatility of 14.00%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2017, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Small-Cap ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	-33.78%	-30.79%	-31.85%
Service	-34.46%	-31.55%	-32.55%
Russsell 2000 Index	18.45%	14.19%	7.76%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(31)%
Swap Agreements	(169)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financials	17%
Information Technology	17%
Health Care	15%
Industrials	15%
Consumer Discretionary	12%
Real Estate	8%
Materials	4%
Utilities	4%
Energy	4%
Consumer Staples	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

32 :: UltraShort Dow 30 ProFund :: Management Discussion of Fund Performance

UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class shares) had a total return of -33.60%. For the same period, the Index had a total return of 21.81%(1) and a volatility of 7.81%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2017, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Dow 30 ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	-33.60%	-26.91%	-23.72%
Service	-34.33%	-27.68%	-24.51%
Dow Jones Industrial Average	21.81%	13.79%	8.01%

Expense Ratios**

Fund	Gross	Net
Investor	2.01%	1.78%
Service	3.01%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(25)%
Swap Agreements	(175)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	21%
Information Technology	17%
Financials	16%
Consumer Discretionary	15%
Health Care	13%
Consumer Staples	7%
Energy	6%
Materials	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort NASDAQ-100 ProFund :: 33

UltraShort NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class shares) had a total return of -38.92%. For the same period, the Index had a total return of 25.81%(1) and a volatility of 10.75%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2017, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort NASDAQ-100 ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	-38.92%	-34.33%	-32.43%
Service	-39.47%	-34.98%	-33.11%
NASDAQ-100 Index	25.81%	18.89%	12.93%

Expense Ratios**

Fund	Gross	Net
Investor	1.75%	1.75%
Service	2.75%	2.75%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(12)%
Swap Agreements	(188)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort NASDAQ-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	59%
Consumer Discretionary	22%
Health Care	11%
Consumer Staples	5%
Industrials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

34 :: UltraShort International ProFund :: Management Discussion of Fund Performance

UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of -31.41%. For the same period, the Index had a total return of 17.77%(1) and a volatility of 8.80%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort International ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	-31.41%	-23.32%	-21.40%
Service	-32.08%	-24.10%	-22.19%
MSCI EAFE Index	17.77%	9.06%	1.46%

Expense Ratios**

Fund	Gross	Net
Investor	1.74%	1.74%
Service	2.74%	2.74%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	22%
Industrials	14%
Consumer Discretionary	12%
Consumer Staples	11%
Health Care	11%
Materials	8%
Information Technology	6%
Energy	5%
Telecommunication Services	4%
Real Estate	4%
Utilities	3%

Country Composition
Japan	23%
United Kingdom	16%
France	10%
Germany	9%
Switzerland	9%
Other	33%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort Emerging Markets ProFund :: 35

UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) the daily performance of the BNY Mellon Emerging Markets 50 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of -44.33%. For the same period, the Index had a total return of 28.61%(1) and a volatility of 15.41%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Emerging Markets ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	-44.33%	-18.54%	-28.36%
Service	-44.84%	-19.34%	-29.05%
BNY Mellon Emerging Markets 50 ADR Index	28.61%	4.25%	1.30%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	39%
Financials	17%
Telecommunication Services	13%
Consumer Discretionary	9%
Energy	8%
Materials	8%
Consumer Staples	4%
Utilities	2%

Country Composition
China	37%
Brazil	16%
Taiwan	14%
India	9%
Other	24%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

36 :: UltraShort Latin America ProFund :: Management Discussion of Fund Performance

UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) the daily performance of the BNY Mellon Latin America 35 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of -45.95%. For the same period, the Index had a total return of 22.14%(1) and a volatility of 26.31%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Latin America ProFund from October 16, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Since Inception
Investor	-45.95%	-11.91%	-30.90%
Service	-46.52%	-12.76%	-31.56%
BNY Mellon Latin America 35 ADR Index	22.14%	-4.04%	-2.34%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Latin America 35 ADR Index — Composition

Industry Breakdown	% of Index
Financials	27%
Consumer Staples	18%
Materials	17%
Energy	13%
Telecommunication Services	8%
Utilities	7%
Industrials	6%
Consumer Discretionary	4%

Country Composition
Brazil	64%
Mexico	23%
Chile	8%
Argentina	3%
Colombia	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort China ProFund :: 37

UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) the daily performance of the BNY Mellon China Select ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of -51.85%. For the same period, the Index had a total return of 37.35%(1) and a volatility of 15.33%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort China ProFund from February 4, 2008 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Since Inception
Investor	-51.85%	-34.76%	-32.94%
Service	-52.32%	-35.44%	-33.59%
BNY Mellon China Select ADR Index	37.35%	13.80%	3.36%

Expense Ratios**

Fund	Gross	Net
Investor	2.13%	1.78%
Service	3.13%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon China Select ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	43%
Consumer Discretionary	19%
Telecommunication Services	12%
Energy	11%
Financials	4%
Materials	4%
Industrials	3%
Health Care	2%
Utilities	2%

Country Composition
China	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

38 :: UltraShort Japan ProFund :: Management Discussion of Fund Performance

UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of -37.52%. For the same period, the Index had a total return of 13.23%(1), as measured in unhedged U.S. Dollar terms, or 22.08%(1) in local (Japanese yen) terms and a volatility of 15.60%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged U.S. dollar terms, depending upon whether the U.S. dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun, Inc.

During the year ended July 31, 2017, the Fund invested in futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Japan ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	-37.52%	-39.40%	-23.15%
Service	-38.16%	-39.99%	-23.90%
Nikkei 225 Stock Average - USD	13.23%	11.79%	3.83%
Nikkei 225 Stock Average - Yen	22.08%	19.82%	3.06%

Expense Ratios**

Fund	Gross	Net
Investor	2.82%	1.78%
Service	3.82%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrials	21%
Consumer Discretionary	19%
Information Technology	16%
Health Care	10%
Consumer Staples	10%
Telecommunication Services	9%
Materials	9%
Financials	3%
Real Estate	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to Yen at the beginning of the period and to U.S. dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Banks UltraSector ProFund :: 39

Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Banks Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 63.38%. For the same period, the Index had a total return of 42.17%(1) and a volatility of 18.17%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Banks UltraSector ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	63.38%	25.17%	-8.14%
Service	61.66%	23.95%	-9.05%
Dow Jones U.S. Banks Index	42.17%	19.09%	0.53%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.76%	1.76%
Service	2.76%	2.76%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	16.0%
Wells Fargo & Co.	11.9%
Bank of America Corp.	11.8%
Citigroup, Inc.	9.3%
U.S. Bancorp	4.1%

Dow Jones U.S. Banks Index — Composition

% of Index
Diversified Banks	70%
Regional Banks	29%
Thrifts & Mortgage Finance	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)       The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

40 :: Basic Materials UltraSector ProFund :: Management Discussion of Fund Performance

Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Basic Materials Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 21.68%. For the same period, the Index had a total return of 16.55%(1) and a volatility of 12.65%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Basic Materials UltraSector ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	21.68%	11.43%	1.62%
Service	20.50%	10.34%	0.62%
Dow Jones U.S. Basic Materials Index	16.55%	9.96%	5.23%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.58%	1.58%
Service	2.58%	2.58%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	80%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Dow Chemical Co.	8.4%
E.I. du Pont de Nemours & Co.	8.3%
Monsanto Co.	6.0%
Praxair, Inc.	4.3%
Ecolab, Inc.	4.0%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	83%
Metals & Mining	16%
Paper & Forest Products	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)       The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Biotechnology UltraSector ProFund :: 41

Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Biotechnology Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 13.37%. For the same period, the Index had a total return of 11.29%(1) and a volatility of 18.13%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Biotechnology UltraSector ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	13.37%	29.09%	19.96%
Service	12.26%	27.81%	18.79%
Dow Jones U.S. Biotechnology Index	11.29%	21.80%	16.24%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.47%	1.47%
Service	2.47%	2.47%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	12.3%
AbbVie, Inc.	10.6%
Celgene Corp.	10.1%
Gilead Sciences, Inc.	9.5%
Biogen, Inc.	5.9%

Dow Jones U.S. Biotechnology Index — Composition

% of Index
Biotechnology	94%
Life Sciences Tools & Services	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)       The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

42 :: Consumer Goods UltraSector ProFund :: Management Discussion of Fund Performance

Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Goods Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 7.77%. For the same period, the Index had a total return of 7.17%(1) and a volatility of 9.18%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer goods sector of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Goods UltraSector ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	7.77%	17.63%	11.20%
Service	6.72%	16.47%	10.10%
Dow Jones U.S. Consumer Goods Index	7.17%	13.63%	10.13%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.75%	1.75%
Service	2.75%	2.75%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	7.6%
Philip Morris International, Inc.	5.9%
The Coca-Cola Co.	5.8%
PepsiCo, Inc.	5.5%
Altria Group, Inc.	4.1%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Food Beverage & Tobacco	51%
Household & Personal Products	18%
Consumer Durables & Apparel	14%
Automobiles & Components	10%
Software & Services	4%
Capital Goods	2%
Retailing	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)       The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Consumer Services UltraSector ProFund :: 43

Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Services Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 17.70%. For the same period, the Index had a total return of 13.58%(1) and a volatility of 8.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer services sector of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Services UltraSector ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	17.70%	23.30%	12.77%
Service	16.52%	22.08%	11.66%
Dow Jones U.S. Consumer Services Index	13.58%	17.18%	11.30%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.56%	1.56%
Service	2.56%	2.56%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	75%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	9.2%
Comcast Corp.	4.4%
The Home Depot, Inc.	4.1%
The Walt Disney Co.	3.8%
McDonald’s Corp.	2.9%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
Retailing	38%
Media	24%
Consumer Services	16%
Food & Staples Retailing	13%
Transportation	4%
Health Care Equipment & Services	3%
Commercial & Professional Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The graph and table reflect the theoretical reinvestment of dividends on securities in the index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)       The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

44 :: Financials UltraSector ProFund :: Management Discussion of Fund Performance

Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Financials Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 35.84%. For the same period, the Index had a total return of 25.37%(1) and a volatility of 11.22%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Financials UltraSector ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	35.84%	22.68%	-3.16%
Service	34.61%	21.47%	-4.13%
Dow Jones U.S. Financials Index	25.37%	16.99%	2.55%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.74%	1.74%
Service	2.74%	2.74%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	5.3%
JPMorgan Chase & Co.	5.2%
Wells Fargo & Co.	3.9%
Bank of America Corp.	3.8%
Citigroup, Inc.	3.0%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	33%
Diversified Financials	26%
Real Estate	20%
Insurance	15%
Software & Services	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)       The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)       1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)       The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Health Care UltraSector ProFund :: 45

Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Health Care Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 10.25%. For the same period, the Index had a total return of 8.92%(1) and a volatility of 11.09%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Health Care UltraSector ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	10.25%	24.39%	13.80%
Service	9.17%	23.16%	12.67%
Dow Jones U.S. Health Care Index	8.92%	17.99%	11.69%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.53%	1.53%
Service	2.53%	2.53%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	77%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	8.3%
Pfizer, Inc.	4.6%
UnitedHealth Group, Inc.	4.3%
Merck & Co., Inc.	4.1%
Amgen, Inc.	3.0%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals	35%
Biotechnology	23%
Health Care Equipment & Supplies	21%
Health Care Providers & Services	17%
Life Sciences Tools & Services	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

46 :: Industrials UltraSector ProFund :: Management Discussion of Fund Performance

Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Industrials Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 26.61%. For the same period, the Index had a total return of 19.45%(1) and a volatility of 9.97%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Industrials UltraSector ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	26.61%	22.06%	7.59%
Service	25.36%	20.85%	6.53%
Dow Jones U.S. Industrials Index	19.45%	16.56%	8.35%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.70%	1.70%
Service	2.70%	2.70%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	79%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	5.2%
The Boeing Co.	3.2%
3M Co.	2.8%
Honeywell International, Inc.	2.4%
United Technologies Corp.	2.1%

Dow Jones U.S. Industrials Index — Composition

% of Index
Capital Goods	59%
Software & Services	13%
Transportation	12%
Materials	6%
Technology Hardware & Equipment	5%
Commercial & Professional Services	4%
Pharmaceuticals, Biotechnology	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Internet UltraSector ProFund :: 47

Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Internet Composite Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 41.01%. For the same period, the Index had a total return of 28.21%(1) and a volatility of 12.91%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Internet UltraSector ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	41.01%	32.95%	18.61%
Service	39.59%	31.62%	17.43%
Dow Jones Internet Composite Index	28.21%	23.66%	15.80%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.50%	1.50%
Service	2.50%	2.50%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	79%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	6.6%
Facebook, Inc.	6.2%
Amazon.com, Inc.	5.7%
Netflix, Inc.	4.0%
PayPal Holdings, Inc.	3.7%

Dow Jones Internet Composite Index — Composition

% of Index
Internet Software & Services	47%
Internet & Direct Marketing Retail	20%
Software	11%
Communications Equipment	6%
Capital Markets	6%
IT Services	5%
Health Care Technology	3%
Diversified Telecommunication	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

48 :: Mobile Telecommunications UltraSector ProFund :: Management Discussion of Fund Performance

Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Mobile Telecommunications Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 18.37%. For the same period, the Index had a total return of 15.07%(1) and a volatility of 19.69%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the mobile telecommunications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mobile Telecommunications UltraSector ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	18.37%	19.84%	-10.75%
Service	17.22%	18.64%	-11.63%
Dow Jones U.S. Mobile Telecommunications Index	15.07%	15.76%	-2.29%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	2.10%	1.78%
Service	3.10%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	35%
Swap Agreements	115%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
T-Mobile U.S., Inc.	24.5%
Sprint Corp.	6.9%
Telephone & Data Systems, Inc.	3.7%

Dow Jones U.S. Mobile Telecommunications Index — Composition

% of Index
Wireless Telecommunication Services	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Oil & Gas UltraSector ProFund :: 49

Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil & Gas Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of -4.58%. For the same period, the Index had a total return of -0.67%(1) and a volatility of 17.23%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Oil & Gas UltraSector ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	-4.58%	-2.77%	-3.93%
Service	-5.50%	-3.72%	-4.89%
Dow Jones U.S. Oil & Gas Index	-0.67%	0.58%	1.08%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.54%	1.54%
Service	2.54%	2.54%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	72%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	19.1%
Chevron Corp.	11.7%
Schlumberger, Ltd.	5.4%
ConocoPhillips	3.2%
EOG Resources, Inc.	3.1%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil, Gas & Consumable Fuels	84%
Energy Equipment & Services	15%
Electric Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

50 :: Oil Equipment, Services & Distribution UltraSector ProFund :: Management Discussion of Fund Performance

Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of -6.79%. For the same period, the Index had a total return of -2.07%(1) and a volatility of 20.07%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of a subset of the oil and gas sector of the U.S. equity market. Component companies include suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction. It also includes companies that operate pipelines carrying oil, gas or other forms of fuel, but excludes pipeline operators that derive the majority of their revenues from direct sales to end users.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Oil Equipment, Services & Distribution UltraSector ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	-6.79%	-7.55%	-10.52%
Service	-7.71%	-8.46%	-11.40%
Dow Jones U.S. Oil Equipment, Services & Distribution Index	-2.07%	-2.35%	-2.38%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.79%	1.78%
Service	2.79%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	82%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	21.0%
Kinder Morgan, Inc.	8.6%
Halliburton Co.	8.1%
The Williams Cos., Inc.	5.8%
ONEOK, Inc.	4.7%

Dow Jones U.S. Oil Equipment, Services & Distribution Index — Composition

% of Index
Energy Equipment & Services	69%
Oil, Gas & Consumable Fuels	29%
Electric Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Pharmaceuticals UltraSector ProFund :: 51

Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Pharmaceuticals Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of -2.40%. For the same period, the Index had a total return of 0.49%(1) and a volatility of 11.88%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the pharmaceuticals sector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Pharmaceuticals UltraSector ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	-2.40%	17.62%	11.47%
Service	-3.37%	16.45%	10.35%
Dow Jones U.S. Pharmaceuticals Index	0.49%	13.73%	10.17%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.64%	1.64%
Service	2.64%	2.64%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	89%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	20.1%
Pfizer, Inc.	11.1%
Merck & Co., Inc.	9.8%
Bristol-Myers Squibb Co.	5.3%
Allergan PLC	4.8%

Dow Jones U.S. Pharmaceuticals Index — Composition

% of Index
Pharmaceuticals	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

52 :: Precious Metals UltraSector ProFund :: Management Discussion of Fund Performance

Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Precious Metals Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of -39.58%. For the same period, the Index had a total return of -24.62%(1) and a volatility of 36.30%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Precious Metals UltraSector ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	-39.58%	-20.54%	-14.89%
Service	-40.18%	-21.32%	-15.73%
Dow Jones Precious Metals Index	-24.62%	-9.25%	-4.07%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.55%	1.55%
Service	2.55%	2.55%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Newmont Mining Corp.	11.2%
Barrick Gold Corp.	11.1%
Franco-Nevada Corp.	7.3%
Goldcorp, Inc.	6.3%
Agnico Eagle Mines, Ltd.	6.1%

Dow Jones Precious Metals Index — Composition

% of Index
Gold	88%
Silver	12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Real Estate UltraSector ProFund :: 53

Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Real Estate Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of -4.85%. For the same period, the Index had a total return of -1.07%(1) and a volatility of 13.08%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development and real estate service companies; and real estate investment trusts (“REITs”) that invest in industrial, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Real Estate UltraSector ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	-4.85%	10.42%	1.16%
Service	-5.79%	9.32%	0.17%
Dow Jones U.S. Real Estate Index	-1.07%	9.06%	6.20%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.61%	1.61%
Service	2.61%	2.61%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	4.1%
Simon Property Group, Inc.	3.4%
Crown Castle International Corp.	2.9%
Equinix, Inc.	2.7%
Prologis, Inc.	2.3%

Dow Jones U.S. Real Estate Index — Composition

% of Index
Equity Real Estate Investment Trusts	92%
Mortgage Real Estate Investment Trusts	5%
Real Estate Management & Development	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

54 :: Semiconductor UltraSector ProFund :: Management Discussion of Fund Performance

Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Semiconductors Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 46.57%. For the same period, the Index had a total return of 32.06%(1) and a volatility of 16.98%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the semiconductor sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Semiconductor UltraSector ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	46.57%	29.10%	9.29%
Service	45.10%	27.81%	8.21%
Dow Jones U.S. Semiconductors Index	32.06%	21.59%	9.58%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.77%	1.77%
Service	2.77%	2.77%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	14.9%
Broadcom, Ltd.	8.8%
NVIDIA Corp.	8.6%
Texas Instruments, Inc.	7.2%
Qualcomm, Inc.	7.0%

Dow Jones U.S. Semiconductors Index — Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Technology UltraSector ProFund :: 55

Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Technology Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 41.84%. For the same period, the Index had a total return of 28.78%(1) and a volatility of 11.74%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Technology UltraSector ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	41.84%	22.54%	11.72%
Service	40.43%	21.31%	10.61%
Dow Jones U.S. Technology Index	28.78%	16.96%	10.76%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	13.1%
Microsoft Corp.	9.5%
Alphabet, Inc.	9.4%
Facebook, Inc.	6.8%
Intel Corp.	2.8%

Dow Jones U.S. Technology Index — Composition

% of Index
Software & Services	54%
Technology Hardware & Equipment	27%
Semiconductors & Semiconductor Equipment	18%
Health Care Equipment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

56 :: Telecommunications UltraSector ProFund :: Management Discussion of Fund Performance

Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Telecommunications Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of -12.20%. For the same period, the Index had a total return of -5.95%(1) and a volatility of 14.07%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the telecommunications sector of the U.S. equity market. Component companies include fixed line communications and wireless communications companies.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Telecommunications UltraSector ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	-12.20%	6.58%	1.48%
Service	-13.09%	5.51%	0.48%
Dow Jones U.S. Telecommunications Index	-5.95%	6.61%	4.07%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.52%	1.52%
Service	2.52%	2.52%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Swap Agreements	99%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	24.4%
Verizon Communications, Inc.	20.0%
T-Mobile U.S., Inc.	1.8%
Level 3 Communications, Inc.	1.8%
CenturyLink, Inc.	1.3%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Diversified Telecommunication	95%
Wireless Telecommunication Services	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Utilities UltraSector ProFund :: 57

Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Utilities Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 6.27%. For the same period, the Index had a total return of 6.28%(1) and a volatility of 13.64%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Utilities UltraSector ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	6.27%	14.55%	7.52%
Service	5.19%	13.41%	6.46%
Dow Jones U.S. Utilities Index	6.28%	11.78%	7.80%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.63%	1.63%
Service	2.63%	2.63%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	73%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	6.8%
Duke Energy Corp.	5.9%
Dominion Resources, Inc.	4.9%
The Southern Co.	4.7%
Exelon Corp.	3.5%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electric Utilities	58%
Multi-Utilities	30%
Gas Utilities	6%
Independent Power and Renewable Energy Traders	3%
Water Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

58 :: Short Oil & Gas ProFund :: Management Discussion of Fund Performance

Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & Gas Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of -3.25%. For the same period, the Index had a total return of -0.67%(1) and a volatility of 17.23%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Oil & Gas ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	-3.25%	-5.95%	-10.23%
Service	-4.21%	-6.83%	-11.07%
Dow Jones U.S. Oil & Gas Index	-0.67%	0.58%	1.08%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	2.26%	1.78%
Service	3.26%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil, Gas & Consumable Fuels	84%
Energy Equipment & Services	15%
Electric Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Short Precious Metals ProFund :: 59

Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious Metals Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 14.57%. For the same period, the Index had a total return of -24.62%(1) and a volatility of 36.30%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Precious Metals ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	14.57%	-6.70%	-14.24%
Service	13.45%	-7.64%	-15.05%
Dow Jones Precious Metals Index	-24.62%	-9.25%	-4.07%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.88%	1.78%
Service	2.88%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

% of Index
Gold	88%
Silver	12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

60 :: Short Real Estate ProFund :: Management Discussion of Fund Performance

Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real Estate Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of -1.53%. For the same period, the Index had a total return of -1.07%(1) and a volatility of 13.08%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development and real estate service companies; and real estate investment trusts (“REITs”) that invest in industrial, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2017, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Real Estate ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	-1.53%	-11.61%	-18.59%
Service	-2.56%	-12.47%	-19.36%
Dow Jones U.S. Real Estate Index	-1.07%	9.06%	6.20%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	2.91%	1.78%
Service	3.91%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index — Composition

% of Index
Equity Real Estate Investment Trusts	92%
Mortgage Real Estate Investment Trusts	5%
Real Estate Management & Development	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: U.S. Government Plus ProFund :: 61

U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond (the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of -15.84%. For the same period, the Long Bond, as measured by the Ryan Labs On-The-Run 30 Year Treasury Index(1), had a total return of -12.11%(2) and a volatility of 12.62%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond.(3)

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2017 the most recent Long Bond carried a maturity date of 5/15/47 and a 3.00% coupon.

During the year ended July 31, 2017, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in bonds in order to gain leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the U.S. Government Plus ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	-15.84%	0.14%	6.67%
Service	-16.70%	-0.89%	5.60%
Ryan Labs On-The-Run 30 Year Treasury Index	-12.11%	1.19%	6.95%

Expense Ratios**

Fund	Gross	Net
Investor	1.27%	1.27%
Service	2.27%	2.27%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Fixed Income Securities	27%
Swap Agreements	97%
Total Exposure	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Ryan Labs On-The-Run 30 Year Treasury Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 30 Year Treasury bond. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

(2)         The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(3)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

62 :: Rising Rates Opportunity 10 ProFund :: Management Discussion of Fund Performance

Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note (the “Note”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Note. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 4.48%. For the same period, the Note, as measured by the Ryan Labs On-The-Run 10 Year Treasury Index(1), had a total return of -5.73%(2) and a volatility of 5.60%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the Note.(3)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily price movement of the Note. As of July 31, 2017 the most recent Note carried a maturity date of 5/15/27 and a 2.38% coupon.

During the year ended July 31, 2017, the Fund invested in swap agreements and futures contracts as a substitute for shorting notes in order to gain inverse exposure to the Note. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity 10 ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	4.48%	-2.90%	-6.63%
Service	3.50%	-3.85%	-7.56%
Ryan Labs On-The-Run 10 Year Treasury Index	-5.73%	0.78%	5.05%

Expense Ratios**

Fund	Gross	Net
Investor	1.63%	1.63%
Service	2.63%	2.63%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Ryan Labs On-The-Run 10 Year Treasury Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 10 year Treasury note. This index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

(2)         The Note reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity 10 ProFund is an inverse fund, the yield of the Note is effectively paid out, rather than received.

(3)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Note and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Rising Rates Opportunity ProFund :: 63

Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond (the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 14.10%. For the same period, the Long Bond, as measured by the Ryan Labs On-The-Run 30 Year Treasury Index(1), had a total return of -12.11%(2) and a volatility of 12.62%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond.(3)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2017 the most recent Long Bond carried a maturity date of 5/15/47 and a 3.00% coupon.

During the year ended July 31, 2017, the Fund invested in swap agreements and futures contracts as a substitute for shorting bonds in order to gain inverse leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	14.10%	-5.41%	-12.45%
Service	13.08%	-6.39%	-13.34%
Ryan Labs On-The-Run 30 Year Treasury Index	-12.11%	1.19%	6.95%

Expense Ratios**

Fund	Gross	Net
Investor	1.48%	1.48%
Service	2.48%	2.48%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Ryan Labs On-The-Run 30 Year Treasury Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 30 Year Treasury bond. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

(2)         The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(3)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

64 :: Rising U.S. Dollar ProFund :: Management Discussion of Fund Performance

Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the basket of currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the “Benchmark”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less that the Fund multiple times the return of the Index. For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of -3.42%. For the same period, the Index had a price return of -2.84%(1) and a volatility of 6.30%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Benchmark. The six major currencies and their weightings are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. dollar depreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the Index.

During the year ended July 31, 2017, the Fund invested in forward currency contracts to gain inverse exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising U.S. Dollar ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	-3.42%	0.46%	-0.76%
Service	-4.39%	-0.55%	-1.74%
U.S. Dollar Index	-2.84%	2.31%	1.38%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.65%	1.65%
Service	2.65%	2.65%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Falling U.S. Dollar ProFund :: 65

Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the “Benchmark”). For the year ended July 31, 2017, the Fund (Investor Class Shares) had a total return of 0.06%. For the same period, the Index had a price return of -2.84%(1) and a volatility of 6.30%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the daily return of the Benchmark. The six major currencies and their weightings are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. As the value of the U.S. dollar depreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the inverse of the Index.

During the year ended July 31, 2017, the Fund invested in forward currency contracts to gain exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Falling U.S. Dollar ProFund from July 31, 2007 to July 31, 2017, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/17

Fund	One Year	Five Year	Ten Year
Investor	0.06%	-4.29%	-2.71%
Service	-0.89%	-5.23%	-3.68%
U.S. Dollar Index	-2.84%	2.31%	1.38%
S&P 500	16.04%	14.78%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	2.43%	1.78%
Service	3.43%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2016. Contractual fee waivers are in effect through November 30, 2017. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	102%
Total Exposure	102%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

This Page Intentionally Left Blank

Expense Examples

68 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and services (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended July 31, 2017.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended July 31, 2017.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/17	Ending Account Value 7/31/17	Expenses Paid During Period*	Ending Account Value 7/31/17	Expenses Paid During Period*
Bull ProFund – Investor	1.53%	$1,000.00	$1,084.30	$7.91	$1,017.21	$7.65
Bull ProFund – Service	2.53%	1,000.00	1,078.90	13.04	1,012.25	12.62
Mid-Cap ProFund – Investor	1.56%	1,000.00	1,042.00	7.90	1,017.06	7.80
Mid-Cap ProFund – Service	2.56%	1,000.00	1,036.90	12.93	1,012.10	12.77
Small-Cap ProFund – Investor	1.89%	1,000.00	1,040.00	9.56	1,015.42	9.44
Small-Cap ProFund – Service	2.89%	1,000.00	1,035.10	14.58	1,010.46	14.41
NASDAQ-100 ProFund – Investor	1.52%	1,000.00	1,144.60	8.08	1,017.26	7.60
NASDAQ-100 ProFund – Service	2.52%	1,000.00	1,138.70	13.36	1,012.30	12.57
Large-Cap Value ProFund – Investor	1.84%	1,000.00	1,045.60	9.33	1,015.67	9.20
Large-Cap Value ProFund – Service	2.84%	1,000.00	1,040.60	14.37	1,010.71	14.16
Large-Cap Growth ProFund – Investor	1.63%	1,000.00	1,118.70	8.56	1,016.71	8.15
Large-Cap Growth ProFund – Service	2.63%	1,000.00	1,113.30	13.78	1,011.75	13.12
Mid-Cap Value ProFund – Investor	1.78%	1,000.00	1,019.70	8.91	1,015.97	8.90
Mid-Cap Value ProFund – Service	2.78%	1,000.00	1,014.70	13.89	1,011.01	13.86
Mid-Cap Growth ProFund – Investor	1.78%	1,000.00	1,065.70	9.12	1,015.97	8.90
Mid-Cap Growth ProFund – Service	2.78%	1,000.00	1,060.40	14.20	1,011.01	13.86
Small-Cap Value ProFund – Investor	1.82%	1,000.00	1,017.40	9.10	1,015.77	9.10
Small-Cap Value ProFund – Service	2.82%	1,000.00	1,012.50	14.07	1,010.81	14.06
Small-Cap Growth ProFund – Investor	1.78%	1,000.00	1,047.60	9.04	1,015.97	8.90
Small-Cap Growth ProFund – Service	2.78%	1,000.00	1,042.10	14.08	1,011.01	13.86
Europe 30 ProFund – Investor	1.78%	1,000.00	1,140.30	9.45	1,015.97	8.90
Europe 30 ProFund – Service	2.78%	1,000.00	1,134.90	14.72	1,011.01	13.86
UltraBull ProFund – Investor	1.44%	1,000.00	1,176.60	7.77	1,017.65	7.20
UltraBull ProFund – Service	2.44%	1,000.00	1,170.90	13.13	1,012.69	12.18
UltraMid-Cap ProFund – Investor	1.47%	1,000.00	1,083.60	7.59	1,017.50	7.35
UltraMid-Cap ProFund – Service	2.47%	1,000.00	1,078.10	12.73	1,012.55	12.33
UltraSmall-Cap ProFund – Investor	1.50%	1,000.00	1,083.20	7.75	1,017.36	7.50
UltraSmall-Cap ProFund – Service	2.50%	1,000.00	1,077.80	12.88	1,012.40	12.47

Expense Examples (unaudited) :: 69

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/17	Ending Account Value 7/31/17	Expenses Paid During Period*	Ending Account Value 7/31/17	Expenses Paid During Period*
UltraDow 30 ProFund – Investor	1.67%	$1,000.00	$1,219.80	$9.19	$1,016.51	$8.35
UltraDow 30 ProFund – Service	2.67%	1,000.00	1,213.90	14.66	1,011.55	13.32
UltraNASDAQ-100 ProFund – Investor	1.45%	1,000.00	1,305.60	8.29	1,017.60	7.25
UltraNASDAQ-100 ProFund – Service	2.45%	1,000.00	1,299.10	13.97	1,012.65	12.23
UltraInternational ProFund – Investor	1.76%	1,000.00	1,264.80	9.88	1,016.07	8.80
UltraInternational ProFund – Service	2.76%	1,000.00	1,259.30	15.46	1,011.11	13.76
UltraEmerging Markets ProFund – Investor	1.56%	1,000.00	1,374.10	9.18	1,017.06	7.80
UltraEmerging Markets ProFund – Service	2.56%	1,000.00	1,367.20	15.03	1,012.10	12.77
UltraLatin America ProFund – Investor	1.64%	1,000.00	1,095.70	8.52	1,016.66	8.20
UltraLatin America ProFund – Service	2.64%	1,000.00	1,090.40	13.68	1,011.70	13.17
UltraChina ProFund – Investor	1.74%	1,000.00	1,540.80	10.96	1,016.17	8.70
UltraChina ProFund – Service	2.74%	1,000.00	1,533.80	17.21	1,011.21	13.66
UltraJapan ProFund – Investor	1.75%	1,000.00	1,088.10	9.06	1,016.12	8.75
UltraJapan ProFund – Service	2.75%	1,000.00	1,083.60	14.21	1,011.16	13.71
Bear ProFund – Investor	1.55%	1,000.00	912.30	7.35	1,017.11	7.75
Bear ProFund – Service	2.55%	1,000.00	907.80	12.06	1,012.15	12.72
Short Small-Cap ProFund – Investor	1.99%	1,000.00	936.30	9.55	1,014.93	9.94
Short Small-Cap ProFund – Service	2.99%	1,000.00	932.30	14.33	1,009.97	14.90
Short NASDAQ-100 ProFund – Investor	1.78%	1,000.00	860.90	8.21	1,015.97	8.90
Short NASDAQ-100 ProFund – Service	2.78%	1,000.00	857.90	12.81	1,011.01	13.86
UltraBear ProFund – Investor	1.70%	1,000.00	832.80	7.73	1,016.36	8.50
UltraBear ProFund – Service	2.70%	1,000.00	828.50	12.24	1,011.41	13.47
UltraShort Mid-Cap ProFund – Investor	1.78%	1,000.00	893.20	8.36	1,015.97	8.90
UltraShort Mid-Cap ProFund – Service	2.78%	1,000.00	889.00	13.02	1,011.01	13.86
UltraShort Small-Cap ProFund – Investor	1.80%	1,000.00	878.90	8.39	1,015.87	9.00
UltraShort Small-Cap ProFund – Service	2.80%	1,000.00	874.10	13.01	1,010.91	13.96
UltraShort Dow 30 ProFund – Investor	1.78%	1,000.00	802.20	7.95	1,015.97	8.90
UltraShort Dow 30 ProFund – Service	2.78%	1,000.00	798.00	12.39	1,011.01	13.86
UltraShort NASDAQ-100 ProFund – Investor	1.79%	1,000.00	740.40	7.72	1,015.92	8.95
UltraShort NASDAQ-100 ProFund – Service	2.79%	1,000.00	736.80	12.01	1,010.96	13.91
UltraShort International ProFund – Investor	1.99%	1,000.00	759.10	8.68	1,014.93	9.94
UltraShort International ProFund – Service	2.99%	1,000.00	755.40	13.01	1,009.97	14.90
UltraShort Emerging Markets ProFund – Investor	1.78%	1,000.00	689.10	7.45	1,015.97	8.90
UltraShort Emerging Markets ProFund – Service	2.78%	1,000.00	685.60	11.62	1,011.01	13.86
UltraShort Latin America ProFund – Investor	1.78%	1,000.00	785.30	7.88	1,015.97	8.90
UltraShort Latin America ProFund – Service	2.78%	1,000.00	781.40	12.28	1,011.01	13.86
UltraShort China ProFund – Investor	1.78%	1,000.00	608.30	7.10	1,015.97	8.90
UltraShort China ProFund – Service	2.78%	1,000.00	604.90	11.06	1,011.01	13.86
UltraShort Japan ProFund – Investor	1.78%	1,000.00	886.40	8.33	1,015.97	8.90
UltraShort Japan ProFund – Service	2.78%	1,000.00	882.10	12.97	1,011.01	13.86
Banks UltraSector ProFund – Investor	1.54%	1,000.00	1,062.60	7.88	1,017.16	7.70

70 :: Expense Examples (unaudited)

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/17	Ending Account Value 7/31/17	Expenses Paid During Period*	Ending Account Value 7/31/17	Expenses Paid During Period*
Banks UltraSector ProFund – Service	2.54%	$1,000.00	$1,057.20	$12.96	$1,012.20	$12.67
Basic Materials UltraSector ProFund – Investor	2.08%	1,000.00	1,078.40	10.72	1,014.48	10.39
Basic Materials UltraSector ProFund – Service	3.07%	1,000.00	1,073.20	15.78	1,009.57	15.30
Biotechnology UltraSector ProFund – Investor	1.53%	1,000.00	1,222.50	8.43	1,017.21	7.65
Biotechnology UltraSector ProFund – Service	2.53%	1,000.00	1,216.60	13.90	1,012.25	12.62
Consumer Goods UltraSector ProFund – Investor	1.75%	1,000.00	1,110.40	9.16	1,016.12	8.75
Consumer Goods UltraSector ProFund – Service	2.75%	1,000.00	1,105.10	14.35	1,011.16	13.71
Consumer Services UltraSector ProFund – Investor	1.63%	1,000.00	1,105.00	8.51	1,016.71	8.15
Consumer Services UltraSector ProFund – Service	2.63%	1,000.00	1,099.60	13.69	1,011.75	13.12
Financials UltraSector ProFund – Investor	1.84%	1,000.00	1,108.60	9.62	1,015.67	9.20
Financials UltraSector ProFund – Service	2.84%	1,000.00	1,103.50	14.81	1,010.71	14.16
Health Care UltraSector ProFund – Investor	1.67%	1,000.00	1,203.00	9.12	1,016.51	8.35
Health Care UltraSector ProFund – Service	2.67%	1,000.00	1,197.20	14.55	1,011.55	13.32
Industrials UltraSector ProFund – Investor	1.92%	1,000.00	1,125.70	10.12	1,015.27	9.59
Industrials UltraSector ProFund – Service	2.92%	1,000.00	1,120.30	15.35	1,010.31	14.55
Internet UltraSector ProFund – Investor	1.47%	1,000.00	1,233.70	8.14	1,017.50	7.35
Internet UltraSector ProFund – Service	2.47%	1,000.00	1,227.50	13.64	1,012.55	12.33
Mobile Telecommunications UltraSector ProFund – Investor	1.78%	1,000.00	971.90	8.70	1,015.97	8.90
Mobile Telecommunications UltraSector ProFund – Service	2.78%	1,000.00	967.10	13.56	1,011.01	13.86
Oil & Gas UltraSector ProFund – Investor	1.61%	1,000.00	862.80	7.44	1,016.81	8.05
Oil & Gas UltraSector ProFund – Service	2.61%	1,000.00	858.60	12.03	1,011.85	13.02
Oil Equipment, Services & Distribution UltraSector ProFund – Investor	1.60%	1,000.00	765.10	7.00	1,016.86	8.00
Oil Equipment, Services & Distribution UltraSector ProFund – Service	2.60%	1,000.00	761.70	11.36	1,011.90	12.97
Pharmaceuticals UltraSector ProFund – Investor	1.78%	1,000.00	1,164.80	9.55	1,015.97	8.90
Pharmaceuticals UltraSector ProFund – Service	2.78%	1,000.00	1,159.00	14.88	1,011.01	13.86
Precious Metals UltraSector ProFund – Investor	1.57%	1,000.00	902.20	7.40	1,017.01	7.85
Precious Metals UltraSector ProFund – Service	2.57%	1,000.00	897.50	12.09	1,012.05	12.82
Real Estate UltraSector ProFund – Investor	1.98%	1,000.00	1,087.40	10.25	1,014.98	9.89
Real Estate UltraSector ProFund – Service	2.98%	1,000.00	1,081.60	15.38	1,010.02	14.85
Semiconductor UltraSector ProFund – Investor	1.47%	1,000.00	1,184.00	7.96	1,017.50	7.35
Semiconductor UltraSector ProFund – Service	2.47%	1,000.00	1,177.80	13.34	1,012.55	12.33

Expense Examples (unaudited) :: 71

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/17	Ending Account Value 7/31/17	Expenses Paid During Period*	Ending Account Value 7/31/17	Expenses Paid During Period*
Technology UltraSector ProFund – Investor	1.54%	$1,000.00	$1,228.00	$8.51	$1,017.16	$7.70
Technology UltraSector ProFund – Service	2.54%	1,000.00	1,222.00	13.99	1,012.20	12.67
Telecommunications UltraSector ProFund – Investor	2.16%	1,000.00	940.10	10.39	1,014.08	10.79
Telecommunications UltraSector ProFund – Service	3.13%	1,000.00	935.50	15.02	1,009.27	15.59
Utilities UltraSector ProFund – Investor	1.60%	1,000.00	1,136.90	8.48	1,016.86	8.00
Utilities UltraSector ProFund – Service	2.59%	1,000.00	1,131.10	13.69	1,011.95	12.92
Short Oil & Gas ProFund – Investor	1.78%	1,000.00	1,076.20	9.16	1,015.97	8.90
Short Oil & Gas ProFund – Service	2.78%	1,000.00	1,070.90	14.27	1,011.01	13.86
Short Precious Metals ProFund – Investor	1.78%	1,000.00	1,007.50	8.86	1,015.97	8.90
Short Precious Metals ProFund – Service	2.78%	1,000.00	1,002.70	13.80	1,011.01	13.86
Short Real Estate ProFund – Investor	1.78%	1,000.00	929.00	8.51	1,015.97	8.90
Short Real Estate ProFund – Service	2.78%	1,000.00	923.90	13.26	1,011.01	13.86
U.S. Government Plus ProFund – Investor	1.12%	1,000.00	1,049.10	5.69	1,019.24	5.61
U.S. Government Plus ProFund – Service	2.12%	1,000.00	1,042.90	10.74	1,014.28	10.59
Rising Rates Opportunity 10 ProFund – Investor	1.71%	1,000.00	972.00	8.36	1,016.31	8.55
Rising Rates Opportunity 10 ProFund – Service	2.71%	1,000.00	967.30	13.22	1,011.36	13.51
Rising Rates Opportunity ProFund – Investor	1.75%	1,000.00	937.30	8.41	1,016.12	8.75
Rising Rates Opportunity ProFund – Service	2.75%	1,000.00	932.70	13.18	1,011.16	13.71
Rising U.S. Dollar ProFund – Investor	1.94%	1,000.00	930.00	9.28	1,015.17	9.69
Rising U.S. Dollar ProFund – Service	2.94%	1,000.00	925.20	14.03	1,010.22	14.65
Falling U.S. Dollar ProFund – Investor	1.78%	1,000.00	1,058.40	9.08	1,015.97	8.90
Falling U.S. Dollar ProFund – Service	2.78%	1,000.00	1,053.40	14.15	1,011.01	13.86

*      Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Schedules of Portfolio Investments

74 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (44.6%)

	Percentage of Net Assets	Shares	Value
3M Co. (Industrial Conglomerates)	0.3%	1,127	$226,719
AbbVie, Inc. (Biotechnology)	0.2%	2,967	207,423
Alphabet, Inc.—Class C* (Internet Software & Services)*	0.6%	552	513,636
Alphabet, Inc.—Class A* (Internet Software & Services)*	0.6%	552	521,916
Altria Group, Inc. (Tobacco)	0.3%	3,611	234,607
Amazon.com, Inc.* (Internet & Direct Marketing Retail)*	0.8%	736	727,006
Amgen, Inc. (Biotechnology)	0.3%	1,380	240,823
Apple, Inc. (Technology Hardware, Storage & Peripherals)	1.6%	9,752	1,450,414
AT&T, Inc. (Diversified Telecommunication Services)	0.5%	11,500	448,501
Bank of America Corp. (Banks)	0.5%	18,607	448,801
Berkshire Hathaway, Inc.— Class B* (Diversified Financial Services)*	0.7%	3,542	619,744
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.2%	3,082	175,366
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	0.2%	759	187,215
Celgene Corp.* (Biotechnology)*	0.2%	1,472	199,324
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.4%	3,542	386,751
Cisco Systems, Inc. (Communications Equipment)	0.3%	9,361	294,404
Citigroup, Inc. (Banks)	0.4%	5,152	352,654
Comcast Corp.—Class A (Media)	0.4%	8,855	358,184
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.7%	7,935	635,118
Facebook, Inc.—Class A* (Internet Software & Services)*	0.8%	4,416	747,408
General Electric Co. (Industrial Conglomerates)	0.5%	16,284	417,032
Gilead Sciences, Inc. (Biotechnology)	0.2%	2,438	185,507
Honeywell International, Inc. (Industrial Conglomerates)	0.2%	1,426	194,107
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.4%	8,809	312,455
International Business Machines Corp. (IT Services)	0.3%	1,610	232,919
Johnson & Johnson (Pharmaceuticals)	0.8%	5,037	668,512
JPMorgan Chase & Co. (Banks)	0.7%	6,647	610,195
MasterCard, Inc.—Class A (IT Services)	0.3%	1,748	223,394
McDonald’s Corp. (Hotels, Restaurants & Leisure)	0.3%	1,518	235,503
Medtronic PLC (Health Care Equipment & Supplies)	0.2%	2,553	214,374
Merck & Co., Inc. (Pharmaceuticals)	0.4%	5,106	326,171
Microsoft Corp. (Software)	1.2%	14,444	1,050,078
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.2%	1,104	179,411
Oracle Corp. (Software)	0.3%	5,612	280,207
PepsiCo, Inc. (Beverages)	0.4%	2,668	311,115
Pfizer, Inc. (Pharmaceuticals)	0.4%	11,155	369,900
Philip Morris International, Inc. (Tobacco)	0.4%	2,898	338,225
Schlumberger, Ltd. (Energy Equipment & Services)	0.2%	2,599	178,292
The Boeing Co. (Aerospace & Defense)	0.3%	1,058	256,522
The Coca-Cola Co. (Beverages)	0.4%	7,199	330,003
The Home Depot, Inc. (Specialty Retail)	0.4%	2,231	333,757
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)*	0.2%	92	186,622
The Procter & Gamble Co. (Household Products)	0.5%	4,784	434,483
The Walt Disney Co. (Media)	0.3%	2,714	298,349
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.4%	1,794	344,108
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.4%	7,636	369,582
Visa, Inc.—Class A (IT Services)	0.4%	3,450	343,482
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.2%	2,760	220,773
Wells Fargo & Co. (Banks)	0.5%	8,418	454,067
Other Common Stocks	23.3%	314,388	20,646,891
TOTAL COMMON STOCKS (Cost $17,148,701)			39,522,050

Repurchase Agreements(a)(b) (51.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $45,855,225	$45,854,000	$45,854,000
TOTAL REPURCHASE AGREEMENTS (Cost $45,854,000)		45,854,000
TOTAL INVESTMENT SECURITIES (Cost $63,002,701)—96.3%		85,376,050
Net other assets (liabilities)—3.7%		3,251,901
NET ASSETS—100.0%		$88,627,951

See accompanying notes to the financial statements.

July 31, 2017 :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 75

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $4,888,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	89	9/18/17	$10,980,375	$168,479

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	8/28/17	1.75%	$19,114,246	$(40,425)
S&P 500	UBS AG	8/28/17	1.60%	18,957,447	(41,863)
				$38,071,693	$(82,288)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Bull ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$968,001	1.1%
Air Freight & Logistics	274,658	0.3%
Airlines	232,487	0.3%
Auto Components	77,447	0.1%
Automobiles	190,419	0.2%
Banks	2,528,245	3.0%
Beverages	821,469	0.9%
Biotechnology	1,183,766	1.3%
Building Products	140,250	0.2%
Capital Markets	1,172,794	1.3%
Chemicals	831,367	0.9%
Commercial Services & Supplies	119,224	0.1%
Communications Equipment	381,659	0.4%
Construction & Engineering	32,423	NM
Construction Materials	57,189	0.1%
Consumer Finance	292,068	0.3%
Containers & Packaging	147,509	0.2%
Distributors	43,313	NM
Diversified Consumer Services	11,926	NM
Diversified Financial Services	635,310	0.7%
Diversified Telecommunication Services	874,558	1.0%
Electric Utilities	790,930	0.9%
Electrical Equipment	219,596	0.2%
Electronic Equipment, Instruments & Components	157,385	0.2%
Energy Equipment & Services	336,037	0.4%
Equity Real Estate Investment Trusts	1,133,378	1.3%
Food & Staples Retailing	747,744	0.8%
Food Products	528,580	0.6%
Health Care Equipment & Supplies	1,117,538	1.3%
Health Care Providers & Services	1,095,265	1.2%
Health Care Technology	35,532	NM
Hotels, Restaurants & Leisure	703,627	0.8%
Household Durables	179,457	0.2%
Household Products	691,438	0.8%
Independent Power & Renewable Electricity Producers	28,608	NM
Industrial Conglomerates	880,632	1.0%
Insurance	1,110,748	1.3%
Internet & Direct Marketing Retail	1,103,930	1.2%
Internet Software & Services	1,881,814	2.1%
IT Services	1,548,125	1.7%
Leisure Products	34,810	NM
Life Sciences Tools & Services	280,839	0.3%
Machinery	627,008	0.7%
Media	1,244,223	1.4%
Metals & Mining	107,564	0.1%
Multiline Retail	163,480	0.2%
Multi-Utilities	413,470	0.5%
Oil, Gas & Consumable Fuels	2,045,998	2.4%
Personal Products	58,881	0.1%
Pharmaceuticals	1,958,213	2.2%
Professional Services	124,555	0.1%
Real Estate Management & Development	20,970	NM
Road & Rail	339,514	0.4%
Semiconductors & Semiconductor Equipment	1,386,774	1.6%
Software	1,976,814	2.3%
Specialty Retail	839,134	1.0%
Technology Hardware, Storage & Peripherals	1,664,110	1.9%
Textiles, Apparel & Luxury Goods	272,094	0.3%
Tobacco	572,832	0.6%
Trading Companies & Distributors	58,207	0.1%
Water Utilities	26,114	NM
Other**	49,105,901	55.4%
Total	$88,627,951	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

76 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (51.2%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,584	$26,611
Aaron’s, Inc. (Specialty Retail)	990	45,817
ABIOMED, Inc.* (Health Care Equipment & Supplies)	594	87,965
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,188	62,881
ACI Worldwide, Inc.* (Software)	1,782	41,289
Acxiom Corp.* (IT Services)	1,188	32,040
Adtalem Global Education, Inc. (Diversified Consumer Services)	891	28,958
AECOM Technology Corp.* (Construction & Engineering)	2,376	75,793
AGCO Corp. (Machinery)	990	71,419
Akorn, Inc.* (Pharmaceuticals)	1,287	43,269
Alexander & Baldwin, Inc. (Real Estate Management & Development)	693	29,057
Alleghany Corp.* (Insurance)	198	121,441
Allegheny Technologies, Inc. (Metals & Mining)	1,683	31,876
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,772	34,123
AMC Networks, Inc.*—Class A (Media)	792	50,648
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,980	94,920
American Eagle Outfitters, Inc. (Specialty Retail)	2,475	29,304
American Financial Group, Inc. (Insurance)	1,089	110,425
AptarGroup, Inc. (Containers & Packaging)	891	72,108
Aqua America, Inc. (Water Utilities)	2,673	89,225
ARRIS International PLC* (Communications Equipment)	2,871	80,273
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,386	112,668
Ashland Global Holdings, Inc. (Chemicals)	891	57,888
Aspen Insurance Holdings, Ltd. (Insurance)	891	43,481
Associated Banc-Corp. (Banks)	2,277	54,534
Atmos Energy Corp. (Gas Utilities)	1,584	137,429
Avis Budget Group, Inc.* (Road & Rail)	1,287	39,614
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,881	72,193
Avon Products, Inc.* (Personal Products)	6,633	24,144
BancorpSouth, Inc. (Banks)	1,287	38,674
Bank of Hawaii Corp. (Banks)	594	49,700
Bank of the Ozarks, Inc. (Banks)	1,782	76,893
Bed Bath & Beyond, Inc. (Specialty Retail)	2,277	68,083
Belden, Inc. (Electronic Equipment, Instruments & Components)	594	42,732
Bemis Co., Inc. (Containers & Packaging)	1,386	58,725
Big Lots, Inc. (Multiline Retail)	693	34,421
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	297	69,981
Bio-Techne Corp. (Life Sciences Tools & Services)	594	68,851
Bioverativ, Inc.* (Biotechnology)	1,584	98,161
Black Hills Corp. (Multi-Utilities)	792	55,171
Blackbaud, Inc. (Software)	693	63,992
Brinker International, Inc. (Hotels, Restaurants & Leisure)	693	24,581
Broadridge Financial Solutions, Inc. (IT Services)	1,782	135,183
Brocade Communications Systems, Inc. (Communications Equipment)	6,138	77,523
Brown & Brown, Inc. (Insurance)	1,683	75,062
Brunswick Corp. (Leisure Products)	1,386	78,461
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	198	21,285
Cabela’s, Inc.*—Class A (Specialty Retail)	792	45,128
Cable One, Inc. (Media)	99	75,230
Cabot Corp. (Chemicals)	990	53,787
Cadence Design Systems, Inc.* (Software)	4,257	157,083
CalAtlantic Group, Inc. (Household Durables)	1,089	38,224
Camden Property Trust (Equity Real Estate Investment Trusts)	1,287	115,443
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	1,287	31,171
Carlisle Cos., Inc. (Industrial Conglomerates)	990	96,614
Carpenter Technology Corp. (Metals & Mining)	693	28,018
Cars.com, Inc.* (Internet Software & Services)	1,089	26,463
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	693	60,104
Casey’s General Stores, Inc. (Food & Staples Retailing)	594	63,409
Catalent, Inc.* (Pharmaceuticals)	1,881	65,271
Cathay General Bancorp, Inc. (Banks)	1,089	40,783
CDK Global, Inc. (Software)	2,178	143,269
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	693	68,053
Chemical Financial Corp. (Banks)	1,089	52,479
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	198	37,036
Ciena Corp.* (Communications Equipment)	2,178	56,084
Cinemark Holdings, Inc. (Media)	1,584	61,618
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	990	60,826
Clean Harbors, Inc.* (Commercial Services & Supplies)	792	44,986
CNO Financial Group, Inc. (Insurance)	2,574	58,893
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,287	122,343
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	396	104,940
Commerce Bancshares, Inc. (Banks)	1,287	74,697
Commercial Metals Co. (Metals & Mining)	1,782	33,145
CommVault Systems, Inc.* (Software)	594	35,373
Compass Minerals International, Inc. (Metals & Mining)	495	34,180
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,673	44,799
Convergys Corp. (IT Services)	1,386	33,222
Cooper Tire & Rubber Co. (Auto Components)	792	28,948
Copart, Inc.* (Commercial Services & Supplies)	3,069	96,643
Core Laboratories N.V. (Energy Equipment & Services)	693	69,668
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,782	49,361
CoreLogic, Inc.* (IT Services)	1,287	58,623
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,485	49,436
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	6,336	58,228
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	396	61,558
Crane Co. (Machinery)	792	59,796
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,485	38,476

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 77

Common Stocks, continued

	Shares	Value
Cullen/Frost Bankers, Inc. (Banks)	891	$80,885
Curtiss-Wright Corp. (Aerospace & Defense)	693	66,819
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	4,950	70,290
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,188	70,935
Dana Holding Corp. (Auto Components)	2,178	51,662
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	1,386	78,087
Dean Foods Co. (Food Products)	1,386	20,790
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	495	32,106
Deluxe Corp. (Commercial Services & Supplies)	693	50,035
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	990	12,296
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,287	48,057
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,089	25,483
Dillard’s, Inc.—Class A (Multiline Retail)	396	29,233
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	693	129,244
Domtar Corp. (Paper & Forest Products)	990	38,669
Donaldson Co., Inc. (Machinery)	1,980	94,030
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,178	83,330
Dril-Quip, Inc.* (Energy Equipment & Services)	594	26,492
DST Systems, Inc. (IT Services)	891	48,916
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,386	73,499
Dycom Industries, Inc.* (Construction & Engineering)	495	44,847
Eagle Materials, Inc. (Construction Materials)	693	65,211
East West Bancorp, Inc. (Banks)	2,178	124,103
Eaton Vance Corp. (Capital Markets)	1,683	82,618
Edgewell Personal Care Co.* (Personal Products)	891	64,330
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,089	40,892
EMCOR Group, Inc. (Construction & Engineering)	891	60,143
Endo International PLC* (Pharmaceuticals)	2,970	32,729
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,485	79,122
Energizer Holdings, Inc. (Household Products)	891	41,048
EnerSys (Electrical Equipment)	693	50,083
Ensco PLCADR—Class A (Energy Equipment & Services)	4,554	24,091
EPR Properties (Equity Real Estate Investment Trusts)	990	71,656
Esterline Technologies Corp.* (Aerospace & Defense)	495	47,768
F.N.B. Corp. (Banks)	4,851	66,459
FactSet Research Systems, Inc. (Capital Markets)	594	99,329
Fair Isaac Corp. (Software)	495	70,562
Federated Investors, Inc.—Class B (Capital Markets)	1,386	39,958
First American Financial Corp. (Insurance)	1,683	81,474
First Horizon National Corp. (Banks)	3,564	62,121
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,782	54,387
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,188	58,580
Flowers Foods, Inc. (Food Products)	2,772	48,759
Fortinet, Inc.* (Software)	2,277	84,044
Frontier Communications Corp. (Diversified Telecommunication Services)	1,188	18,188
FTI Consulting, Inc.* (Professional Services)	594	19,489
Fulton Financial Corp. (Banks)	2,673	48,782
GameStop Corp.—Class A (Specialty Retail)	1,485	32,210
GATX Corp. (Trading Companies & Distributors)	594	36,727
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	891	58,058
Gentex Corp. (Auto Components)	4,356	74,139
Genworth Financial, Inc.*—Class A (Insurance)	7,524	25,807
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	1,089	33,487
Graco, Inc. (Machinery)	792	91,904
Graham Holdings Co.—Class B (Diversified Consumer Services)	99	58,648
Granite Construction, Inc. (Construction & Engineering)	594	29,118
Great Plains Energy, Inc. (Electric Utilities)	3,267	100,820
Greif, Inc.—Class A (Containers & Packaging)	396	22,212
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,376	29,985
Halyard Health, Inc.* (Health Care Equipment & Supplies)	693	27,872
Hancock Holding Co. (Banks)	1,287	59,202
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,683	55,522
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,782	59,341
HealthSouth Corp. (Health Care Providers & Services)	1,386	58,988
Helen of Troy, Ltd.* (Household Durables)	396	39,897
Herman Miller, Inc. (Commercial Services & Supplies)	891	30,004
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,584	81,608
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	891	66,397
HNI Corp. (Commercial Services & Supplies)	693	26,161
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,673	77,089
Home BancShares, Inc. (Banks)	1,881	46,649
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	2,475	71,924
HSN, Inc. (Internet & Direct Marketing Retail)	495	19,627
Hubbell, Inc. (Electrical Equipment)	792	94,081
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	693	142,834
IDACORP, Inc. (Electric Utilities)	792	68,397
IDEX Corp. (Machinery)	1,188	138,449
INC Research Holdings, Inc.*—Class A (Life Sciences Tools & Services)	792	43,560
Ingredion, Inc. (Food Products)	1,089	134,296
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,980	51,757
InterDigital, Inc. (Communications Equipment)	495	36,061
International Bancshares Corp. (Banks)	891	31,541

See accompanying notes to the financial statements.

78 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	396	$14,177
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	594	90,668
ITT, Inc. (Machinery)	1,287	52,767
j2 Global, Inc. (Internet Software & Services)	693	58,649
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	2,772	84,546
Jack Henry & Associates, Inc. (IT Services)	1,188	127,496
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	396	36,733
Janus Henderson Group PLC* (Capital Markets)	2,673	89,519
JBG Smith Properties* (Equity Real Estate Investment Trusts)	1,287	45,663
JetBlue Airways Corp.* (Airlines)	5,049	110,725
John Wiley & Sons, Inc.—Class A (Media)	693	38,288
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	693	88,164
KB Home (Household Durables)	1,287	29,498
KBR, Inc. (Construction & Engineering)	2,178	32,496
Kemper Corp. (Insurance)	693	27,200
Kennametal, Inc. (Machinery)	1,188	43,837
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,772	115,287
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,485	103,073
Kirby Corp.* (Marine)	792	48,233
KLX, Inc.* (Aerospace & Defense)	792	41,121
Knight Transportation, Inc. (Road & Rail)	990	35,294
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,386	20,998
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	1,287	90,824
Lamb Weston Holding, Inc. (Food Products)	2,079	91,435
Lancaster Colony Corp. (Food Products)	297	36,418
Landstar System, Inc. (Road & Rail)	594	49,391
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,683	49,716
Legg Mason, Inc. (Capital Markets)	1,287	51,493
Leidos Holdings, Inc. (IT Services)	2,178	116,392
Lennox International, Inc. (Building Products)	594	101,574
Liberty Property Trust (Equity Real Estate Investment Trusts)	2,178	91,520
Life Storage, Inc. (Equity Real Estate Investment Trusts)	693	50,617
LifePoint Health, Inc.* (Health Care Providers & Services)	594	35,284
Lincoln Electric Holdings, Inc. (Machinery)	891	77,749
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	297	53,513
LivaNova PLC* (Health Care Equipment & Supplies)	693	42,231
Live Nation Entertainment, Inc.* (Media)	1,980	73,795
LogMeIn, Inc. (Internet Software & Services)	792	92,227
Louisiana-Pacific Corp.* (Paper & Forest Products)	2,178	54,690
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,386	36,369
Mallinckrodt PLC* (Pharmaceuticals)	1,485	68,013
Manhattan Associates, Inc.* (Software)	1,089	48,134
ManpowerGroup, Inc. (Professional Services)	990	106,079
MarketAxess Holdings, Inc. (Capital Markets)	594	120,517
Masimo Corp.* (Health Care Equipment & Supplies)	693	65,558
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,386	33,624
MAXIMUS, Inc. (IT Services)	990	59,756
MB Financial, Inc. (Banks)	1,089	44,540
MDU Resources Group, Inc. (Multi-Utilities)	2,970	78,259
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	5,445	70,676
Medidata Solutions, Inc.* (Health Care Technology)	792	60,834
MEDNAX, Inc.* (Health Care Providers & Services)	1,386	65,114
Mercury General Corp. (Insurance)	594	35,575
Meredith Corp. (Media)	594	35,313
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,782	92,807
Minerals Technologies, Inc. (Chemicals)	495	35,046
Molina Healthcare, Inc.* (Health Care Providers & Services)	693	46,292
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	594	60,778
MSA Safety, Inc. (Commercial Services & Supplies)	495	39,679
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	693	49,349
MSCI, Inc.—Class A (Capital Markets)	1,386	151,004
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,475	65,786
Murphy USA, Inc.* (Specialty Retail)	495	37,486
Nabors Industries, Ltd. (Energy Equipment & Services)	4,257	32,821
National Fuel Gas Co. (Gas Utilities)	1,287	76,203
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,584	65,166
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,277	91,034
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,782	67,449
NetScout Systems, Inc.* (Communications Equipment)	1,386	47,817
NeuStar, Inc.*—Class A (IT Services)	792	26,453
New Jersey Resources Corp. (Gas Utilities)	1,287	54,247
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	7,326	96,190
NewMarket Corp. (Chemicals)	99	45,551
Nordson Corp. (Machinery)	792	100,584
NorthWestern Corp. (Multi-Utilities)	693	40,048
NOW, Inc.* (Trading Companies & Distributors)	1,584	25,233
Nu Skin Enterprises, Inc.—Class A (Personal Products)	792	50,181
NuVasive, Inc.* (Health Care Equipment & Supplies)	792	52,106
NVR, Inc.* (Household Durables)	99	258,433
Oceaneering International, Inc. (Energy Equipment & Services)	1,485	38,090
Office Depot, Inc. (Specialty Retail)	7,821	45,909
OGE Energy Corp. (Electric Utilities)	2,970	106,504

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 79

Common Stocks, continued

	Shares	Value
Oil States International, Inc.* (Energy Equipment & Services)	792	$19,681
Old Dominion Freight Line, Inc. (Road & Rail)	1,089	104,445
Old Republic International Corp. (Insurance)	3,663	71,868
Olin Corp. (Chemicals)	2,475	72,963
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,970	93,822
ONE Gas, Inc. (Gas Utilities)	792	57,642
Orbital ATK, Inc. (Aerospace & Defense)	891	91,042
Oshkosh Corp. (Machinery)	1,089	74,989
Owens & Minor, Inc. (Health Care Providers & Services)	891	28,717
Owens-Illinois, Inc.* (Containers & Packaging)	2,475	59,153
PacWest Bancorp (Banks)	1,782	85,572
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	396	28,247
PAREXEL International Corp.* (Life Sciences Tools & Services)	792	69,316
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,475	47,867
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,683	38,322
Pinnacle Financial Partners, Inc. (Banks)	1,089	69,587
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,772	43,631
Plantronics, Inc. (Communications Equipment)	495	22,364
PNM Resources, Inc. (Electric Utilities)	1,188	47,342
Polaris Industries, Inc. (Leisure Products)	891	79,888
PolyOne Corp. (Chemicals)	1,188	43,457
Pool Corp. (Distributors)	594	64,223
Post Holdings, Inc.* (Food Products)	990	82,368
Potlatch Corp. (Equity Real Estate Investment Trusts)	594	28,423
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	792	42,475
Primerica, Inc. (Insurance)	693	56,168
Prosperity Bancshares, Inc. (Banks)	1,089	69,805
PTC, Inc.* (Software)	1,782	98,349
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,663	31,392
Quality Care Properties* (Equity Real Estate Investment Trusts)	1,386	23,313
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,980	57,559
Regal Beloit Corp. (Electrical Equipment)	693	57,762
Reinsurance Group of America, Inc. (Insurance)	990	138,797
Reliance Steel & Aluminum Co. (Metals & Mining)	1,089	78,800
RenaissanceRe Holdings, Ltd. (Insurance)	594	87,265
Rollins, Inc. (Commercial Services & Supplies)	1,485	64,464
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	1,881	21,951
Royal Gold, Inc. (Metals & Mining)	990	85,793
RPM International, Inc. (Chemicals)	1,980	102,703
Ryder System, Inc. (Road & Rail)	792	57,626
Sabre Corp. (IT Services)	3,069	67,917
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,079	42,058
Science Applications International Corp. (IT Services)	693	48,794
SEI Investments Co. (Capital Markets)	1,980	111,890
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	3,564	69,320
Sensient Technologies Corp. (Chemicals)	693	51,531
Service Corp. International (Diversified Consumer Services)	2,871	99,709
Signature Bank* (Banks)	792	109,755
Silgan Holdings, Inc. (Containers & Packaging)	1,089	32,997
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	594	44,609
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,980	55,618
SLM Corp.* (Consumer Finance)	6,534	72,397
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,485	25,824
Snyder’s-Lance, Inc. (Food Products)	1,287	44,775
Sonoco Products Co. (Containers & Packaging)	1,485	71,992
Sotheby’s*—Class A (Diversified Consumer Services)	693	39,217
Southwest Gas Corp. (Gas Utilities)	693	55,509
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	7,623	43,451
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,980	47,659
Steel Dynamics, Inc. (Metals & Mining)	3,663	129,707
STERIS PLC (Health Care Equipment & Supplies)	1,287	105,341
Stifel Financial Corp.* (Capital Markets)	990	50,342
Superior Energy Services, Inc.* (Energy Equipment & Services)	2,277	24,501
SVB Financial Group* (Banks)	792	141,325
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	495	26,042
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	396	47,092
Synovus Financial Corp. (Banks)	1,881	81,786
Take-Two Interactive Software, Inc.* (Software)	1,584	125,896
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,485	39,249
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	891	50,671
TCF Financial Corp. (Banks)	2,574	40,566
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	495	50,688
TEGNA, Inc. (Media)	3,267	48,450
Teledyne Technologies, Inc.* (Aerospace & Defense)	495	67,488
Teleflex, Inc. (Health Care Equipment & Supplies)	693	143,604
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,386	39,404
Tempur Sealy International, Inc.* (Household Durables)	693	39,965
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,188	20,612
Teradata Corp.* (IT Services)	1,980	63,004
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,970	102,732
Terex Corp. (Machinery)	1,485	58,464
Texas Capital Bancshares, Inc.* (Banks)	792	62,053
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	990	46,827
The Boston Beer Co., Inc.*—Class A (Beverages)	99	15,523

See accompanying notes to the financial statements.

80 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	693	$32,973
The Chemours Co. (Chemicals)	2,772	131,976
The Dun & Bradstreet Corp. (Professional Services)	594	65,791
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,881	55,207
The Hain Celestial Group, Inc.* (Food Products)	1,584	70,821
The Hanover Insurance Group, Inc. (Insurance)	594	56,347
The Michaels Cos., Inc.* (Specialty Retail)	1,584	31,902
The New York Times Co.—Class A (Media)	1,881	35,739
The Scotts Miracle-Gro Co.—Class A (Chemicals)	693	66,521
The Timken Co. (Machinery)	1,089	49,550
The Toro Co. (Machinery)	1,584	112,606
The Ultimate Software Group, Inc.* (Software)	495	111,726
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,871	44,328
Thor Industries, Inc. (Automobiles)	693	73,008
Toll Brothers, Inc. (Household Durables)	2,277	87,869
Tootsie Roll Industries, Inc. (Food Products)	297	11,048
Transocean, Ltd.* (Energy Equipment & Services)	6,039	52,237
TreeHouse Foods, Inc.* (Food Products)	891	75,584
TRI Pointe Group, Inc.* (Household Durables)	2,376	31,601
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	3,762	140,813
Trinity Industries, Inc. (Machinery)	2,277	62,413
Trustmark Corp. (Banks)	990	31,640
Tupperware Brands Corp. (Household Durables)	792	48,082
Tyler Technologies, Inc.* (Software)	495	85,046
UGI Corp. (Gas Utilities)	2,574	129,910
UMB Financial Corp. (Banks)	693	48,274
Umpqua Holdings Corp. (Banks)	3,366	62,406
United Bankshares, Inc. (Banks)	1,584	54,648
United Natural Foods, Inc.* (Food & Staples Retailing)	792	30,516
United States Steel Corp. (Metals & Mining)	2,673	62,789
United Therapeutics Corp.* (Biotechnology)	693	88,981
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,376	60,826
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,485	37,318
Urban Outfitters, Inc.* (Specialty Retail)	1,287	25,212
Valley National Bancorp (Banks)	3,960	47,045
Valmont Industries, Inc. (Construction & Engineering)	297	45,352
Valvoline, Inc. (Chemicals)	3,069	69,574
VCA, Inc.* (Health Care Providers & Services)	1,188	109,985
Vectren Corp. (Multi-Utilities)	1,287	77,362
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,683	32,835
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,683	59,343
ViaSat, Inc.* (Communications Equipment)	792	52,343
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,980	35,343
W.R. Berkley Corp. (Insurance)	1,485	102,420
Wabtec Corp. (Machinery)	1,287	96,988
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,386	46,362
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	2,772	25,003
Watsco, Inc. (Trading Companies & Distributors)	495	74,631
WebMD Health Corp.* (Internet Software & Services)	594	39,353
Webster Financial Corp. (Banks)	1,386	71,975
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,782	57,844
WellCare Health Plans, Inc.* (Health Care Providers & Services)	693	122,654
Werner Enterprises, Inc. (Road & Rail)	693	20,547
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,089	96,594
Westar Energy, Inc. (Electric Utilities)	2,178	110,533
WEX, Inc.* (IT Services)	594	64,556
WGL Holdings, Inc. (Gas Utilities)	792	67,890
Williams-Sonoma, Inc. (Specialty Retail)	1,188	55,159
Wintrust Financial Corp. (Banks)	792	59,646
Woodward, Inc. (Machinery)	792	55,392
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,089	35,218
Worthington Industries, Inc. (Metals & Mining)	693	35,114
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,940	64,033
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	792	80,562
TOTAL COMMON STOCKS (Cost $19,348,473)		24,891,060

Repurchase Agreements(a)(b) (50.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $24,754,661	$24,754,000	$24,754,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,754,000)		24,754,000
TOTAL INVESTMENT SECURITIES (Cost $44,102,473)—102.1%		49,645,060
Net other assets (liabilities)—(2.1)%		(1,007,635)
NET ASSETS—100.0%		$48,637,425

*                      Non-income producing security.

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $3,161,000.

ADR         American Depositary Receipt

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 81

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	16	9/18/17	$2,815,200	$37,728

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	8/28/17	1.65%	$3,733,869	$(22,240)
S&P MidCap 400	UBS AG	8/28/17	1.65%	17,146,866	(102,413)
				$20,880,735	$(124,653)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Mid-Cap ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$457,072	0.9%
Airlines	110,725	0.2%
Auto Components	154,749	0.3%
Automobiles	73,008	0.2%
Banks	1,988,125	4.1%
Beverages	15,523	NM
Biotechnology	187,142	0.4%
Building Products	101,574	0.2%
Capital Markets	796,670	1.6%
Chemicals	730,996	1.5%
Commercial Services & Supplies	395,603	0.8%
Communications Equipment	372,465	0.8%
Construction & Engineering	287,749	0.6%
Construction Materials	65,211	0.1%
Consumer Finance	72,397	0.1%
Containers & Packaging	317,187	0.7%
Distributors	64,223	0.1%
Diversified Consumer Services	226,532	0.5%
Diversified Telecommunication Services	18,188	NM
Electric Utilities	489,118	1.0%
Electrical Equipment	201,926	0.4%
Electronic Equipment, Instruments & Components	1,272,387	2.6%
Energy Equipment & Services	369,695	0.8%
Equity Real Estate Investment Trusts	2,238,766	4.7%
Food & Staples Retailing	141,584	0.3%
Food Products	616,293	1.3%
Gas Utilities	578,829	1.2%
Health Care Equipment & Supplies	721,156	1.5%
Health Care Providers & Services	550,527	1.1%
Health Care Technology	94,957	0.2%
Hotels, Restaurants & Leisure	550,489	1.1%
Household Durables	573,570	1.2%
Household Products	41,048	0.1%
Industrial Conglomerates	96,614	0.2%
Insurance	1,092,223	2.2%
Internet & Direct Marketing Retail	19,627	NM
Internet Software & Services	216,692	0.4%
IT Services	882,352	1.8%
Leisure Products	158,349	0.3%
Life Sciences Tools & Services	319,761	0.7%
Machinery	1,240,937	2.6%
Marine	48,233	0.1%
Media	419,081	0.9%
Metals & Mining	519,422	1.1%
Multiline Retail	63,654	0.1%
Multi-Utilities	250,840	0.5%
Oil, Gas & Consumable Fuels	568,645	1.2%
Paper & Forest Products	93,359	0.2%
Personal Products	138,655	0.3%
Pharmaceuticals	251,757	0.5%
Professional Services	191,359	0.4%
Real Estate Management & Development	117,221	0.2%
Road & Rail	364,975	0.8%
Semiconductors & Semiconductor Equipment	666,240	1.4%
Software	1,064,763	2.2%
Specialty Retail	506,325	1.0%
Technology Hardware, Storage & Peripherals	119,543	0.2%
Textiles, Apparel & Luxury Goods	147,828	0.3%
Thrifts & Mortgage Finance	142,552	0.3%
Trading Companies & Distributors	185,940	0.4%
Water Utilities	89,225	0.2%
Wireless Telecommunication Services	39,404	0.1%
Other**	23,746,365	48.8%
Total	$48,637,425	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

82 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (17.2%)

	Percentage of Net Assets	Shares	Value
ALLETE, Inc. (Electric Utilities)	0.1%	144	$10,551
Aspen Technology, Inc.* (Software)*	0.1%	216	12,283
Avista Corp. (Multi-Utilities)	0.1%	192	10,101
Blackbaud, Inc. (Software)	0.1%	120	11,081
Bluebird Bio, Inc.* (Biotechnology)*	0.1%	120	11,310
Catalent, Inc.* (Pharmaceuticals)*	0.1%	336	11,659
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	168	10,322
Clovis Oncology, Inc.* (Biotechnology)*	0.1%	120	10,177
CNO Financial Group, Inc. (Insurance)	0.1%	480	10,983
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	0.1%	1,152	10,586
Curtiss-Wright Corp. (Aerospace & Defense)	0.1%	120	11,571
Deluxe Corp. (Commercial Services & Supplies)	0.1%	144	10,398
EMCOR Group, Inc. (Construction & Engineering)	0.1%	168	11,341
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	408	10,649
EPAM Systems, Inc.* (IT Services)*	0.1%	144	12,375
Exact Sciences Corp.* (Biotechnology)*	0.1%	312	12,106
Fair Isaac Corp. (Software)	0.1%	96	13,684
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	0.1%	336	10,255
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	0.1%	408	12,329
GrubHub, Inc.* (Internet Software & Services)*	0.1%	240	11,070
Hancock Holding Co. (Banks)	0.1%	240	11,041
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	0.1%	312	10,389
HealthSouth Corp. (Health Care Providers & Services)	0.1%	240	10,215
IBERIABANK Corp. (Banks)	0.1%	144	11,643
IDACORP, Inc. (Electric Utilities)	0.1%	144	12,435
j2 Global, Inc. (Internet Software & Services)	0.1%	120	10,155
Kite Pharma, Inc.* (Biotechnology)*	0.1%	144	15,611
Louisiana-Pacific Corp.* (Paper & Forest Products)*	0.1%	408	10,245
Lumentum Holdings, Inc.* (Communications Equipment)*	0.1%	168	10,516
Masimo Corp.* (Health Care Equipment & Supplies)*	0.1%	120	11,351
MAXIMUS, Inc. (IT Services)	0.1%	168	10,141
Medidata Solutions, Inc.* (Health Care Technology)*	0.1%	144	11,060
MGIC Investment Corp.* (Thrifts & Mortgage Finance)*	0.1%	1,032	12,042
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	144	12,046
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	120	12,279
New Jersey Resources Corp. (Gas Utilities)	0.1%	240	10,116
ONE Gas, Inc. (Gas Utilities)	0.1%	144	10,480
PAREXEL International Corp.* (Life Sciences Tools & Services)*	0.1%	144	12,603
Paycom Software, Inc.* (Software)*	0.1%	144	10,093
Portland General Electric Co. (Electric Utilities)	0.1%	240	10,726
Proofpoint, Inc.* (Software)*	0.1%	120	10,229
Radian Group, Inc. (Thrifts & Mortgage Finance)	0.1%	600	10,452
Spire, Inc. (Gas Utilities)	0.1%	144	10,454
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	0.1%	624	10,159
Texas Capital Bancshares, Inc.* (Banks)*	0.1%	144	11,283
Umpqua Holdings Corp. (Banks)	0.1%	600	11,125
WGL Holdings, Inc. (Gas Utilities)	0.1%	144	12,343
Wintrust Financial Corp. (Banks)	0.1%	144	10,845
Woodward, Inc. (Machinery)	0.1%	144	10,072
Other Common Stocks	15.3%	261,360	4,489,049
TOTAL COMMON STOCKS (Cost $4,084,059)			5,036,029

Contingent Rights(NM)
Chelsea Therapeutics International, Ltd.*+(a)^ (Biotechnology)		4,947	—
Dyax Corp.*^+(b) (Biotechnology)		198	220
TOTAL CONTINGENT RIGHTS (Cost $—)			220

See accompanying notes to the financial statements.

July 31, 2017 :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 83

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance+^ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(c)(d) (82.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $24,311,649	$24,311,000	$24,311,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,311,000)		24,311,000
TOTAL INVESTMENT SECURITIES (Cost $28,395,059)—100.0%		29,347,249
Net other assets (liabilities)—NM		7,267
NET ASSETS—100.0%		$29,354,516

*                 Non-income producing security.

^                  The Advisor has deemed these securities to be illiquid. As of July 31, 2017, these securities represented less than 0.005% of the net assets of the Fund.

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2017, these securities represented less than 0.005% of the net assets of the Fund.

(a)         No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)         Expiration is on or before December 31, 2019; expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(c)          The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $2,732,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	11	9/18/17	$783,420	$16,705

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	8/28/17	1.35%	$18,924,182	$(117,677)
Russell 2000 Index	UBS AG	8/28/17	1.20%	4,548,520	(27,517)
				$23,472,702	$(145,194)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Small-Cap ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$72,738	0.2%
Air Freight & Logistics	19,291	0.1%
Airlines	11,218	NM
Auto Components	59,206	0.2%
Automobiles	3,533	NM
Banks	454,629	1.6%
Beverages	2,649	NM
Biotechnology	317,354	1.2%
Building Products	52,833	0.2%
Capital Markets	58,125	0.2%
Chemicals	102,528	0.3%
Commercial Services & Supplies	131,027	0.4%
Communications Equipment	99,908	0.3%
Construction & Engineering	65,684	0.2%
Construction Materials	8,873	NM
Consumer Finance	31,218	0.1%
Containers & Packaging	4,038	NM
Distributors	5,280	NM
Diversified Consumer Services	40,266	0.1%
Diversified Financial Services	7,691	NM
Diversified Telecommunication Services	34,465	0.1%
Electric Utilities	59,791	0.2%
Electrical Equipment	34,244	0.1%
Electronic Equipment, Instruments & Components	137,590	0.5%
Energy Equipment & Services	82,811	0.3%
Equity Real Estate Investment Trusts	392,272	1.4%
Food & Staples Retailing	21,498	0.1%
Food Products	44,629	0.2%
Gas Utilities	66,402	0.2%
Health Care Equipment & Supplies	186,874	0.7%

See accompanying notes to the financial statements.

84 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2017

	Value	% of Net Assets
Health Care Providers & Services	$94,719	0.3%
Health Care Technology	47,960	0.2%
Hotels, Restaurants & Leisure	130,730	0.4%
Household Durables	66,221	0.2%
Household Products	9,259	NM
Independent Power & Renewable Electricity Producers	30,495	0.1%
Industrial Conglomerates	4,128	NM
Insurance	101,772	0.3%
Internet & Direct Marketing Retail	27,400	0.1%
Internet Software & Services	148,475	0.6%
IT Services	116,196	0.4%
Leisure Products	13,130	NM
Life Sciences Tools & Services	49,348	0.2%
Machinery	152,617	0.6%
Marine	10,354	NM
Media	81,626	0.3%
Metals & Mining	67,984	0.2%
Mortgage Real Estate Investment Trusts	56,387	0.2%
Multiline Retail	18,728	0.1%
Multi-Utilities	28,454	0.1%
Oil, Gas & Consumable Fuels	130,224	0.4%
Paper & Forest Products	27,820	0.1%
Pharmaceuticals	109,067	0.4%
Professional Services	57,416	0.2%
Real Estate Management & Development	21,253	0.1%
Road & Rail	45,739	0.2%
Semiconductors & Semiconductor Equipment	188,976	0.7%
Software	200,124	0.8%
Specialty Retail	101,878	0.3%
Technology Hardware, Storage & Peripherals	36,350	0.1%
Textiles, Apparel & Luxury Goods	37,095	0.1%
Thrifts & Mortgage Finance	118,294	0.4%
Tobacco	9,919	NM
Trading Companies & Distributors	69,346	0.2%
Water Utilities	11,536	NM
Wireless Telecommunication Services	6,564	NM
Other**	24,318,267	82.8%
Total	$29,354,516	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: NASDAQ-100 ProFund :: 85

Common Stocks (42.6%)

	Shares	Value
Activision Blizzard, Inc. (Software)	4,960	$306,429
Adobe Systems, Inc.* (Software)	3,264	478,143
Akamai Technologies, Inc.* (Internet Software & Services)	1,152	54,305
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,472	202,164
Alphabet, Inc.*—Class A (Internet Software & Services)	1,952	1,845,616
Alphabet, Inc.*—Class C (Internet Software & Services)	2,272	2,114,096
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,136	3,097,678
American Airlines Group, Inc. (Airlines)	3,232	163,022
Amgen, Inc. (Biotechnology)	4,832	843,233
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,400	189,624
Apple, Inc. (Technology Hardware, Storage & Peripherals)	34,272	5,097,275
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,072	313,360
Autodesk, Inc.* (Software)	1,440	159,538
Automatic Data Processing, Inc. (IT Services)	2,944	350,071
Baidu, Inc.*ADR (Internet Software & Services)	1,824	412,862
Biogen, Inc.* (Biotechnology)	1,408	407,743
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,152	101,065
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,624	647,236
CA, Inc. (Software)	2,752	85,422
Celgene Corp.* (Biotechnology)	5,120	693,299
Cerner Corp.* (Health Care Technology)	2,176	140,069
Charter Communications, Inc.*—Class A (Media)	1,760	689,762
Check Point Software Technologies, Ltd.* (Software)	1,088	115,089
Cintas Corp. (Commercial Services & Supplies)	704	94,934
Cisco Systems, Inc. (Communications Equipment)	32,864	1,033,573
Citrix Systems, Inc.* (Software)	992	78,348
Cognizant Technology Solutions Corp. (IT Services)	3,872	268,407
Comcast Corp.—Class A (Media)	31,104	1,258,158
Costco Wholesale Corp. (Food & Staples Retailing)	2,880	456,509
CSX Corp. (Road & Rail)	6,080	299,987
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	2,944	175,845
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,504	93,293
Discovery Communications, Inc.*—Class A (Media)	1,024	25,190
Discovery Communications, Inc.*—Class C (Media)	1,472	34,047
Dish Network Corp.*—Class A (Media)	1,504	96,301
Dollar Tree, Inc.* (Multiline Retail)	1,568	113,021
eBay, Inc.* (Internet Software & Services)	7,104	253,826
Electronic Arts, Inc.* (Software)	2,048	239,084
Expedia, Inc. (Internet & Direct Marketing Retail)	896	140,197
Express Scripts Holding Co.* (Health Care Providers & Services)	3,904	244,546
Facebook, Inc.*—Class A (Internet Software & Services)	15,552	2,632,177
Fastenal Co. (Trading Companies & Distributors)	1,888	81,108
Fiserv, Inc.* (IT Services)	1,408	180,928
Gilead Sciences, Inc. (Biotechnology)	8,576	652,548
Hasbro, Inc. (Leisure Products)	832	88,092
Henry Schein, Inc.* (Health Care Providers & Services)	512	93,292
Hologic, Inc.* (Health Care Equipment & Supplies)	1,856	82,054
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	576	95,881
Illumina, Inc.* (Life Sciences Tools & Services)	960	166,896
Incyte Corp.* (Biotechnology)	1,344	179,142
Intel Corp. (Semiconductors & Semiconductor Equipment)	30,944	1,097,584
Intuit, Inc. (Software)	1,696	232,708
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	256	240,194
J.B. Hunt Transport Services, Inc. (Road & Rail)	736	66,763
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	6,016	271,743
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,024	94,853
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,056	168,390
Liberty Global PLC*—Class A (Media)	1,568	53,092
Liberty Global PLC*—Class C (Media)	4,000	131,080
Liberty Interactive Corp.*—Class G (Internet & Direct Marketing Retail)	2,784	66,649
Liberty LiLAC Group*—Class A (Media)	320	8,230
Liberty LiLAC Group*—Class C (Media)	800	20,416
Liberty Ventures*—Class A (Internet & Direct Marketing Retail)	544	32,956
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,496	260,058
Mattel, Inc. (Leisure Products)	2,240	44,845
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,856	84,337
Mercadolibre, Inc. (Internet Software & Services)	288	83,065
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,504	120,380
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,264	204,264
Microsoft Corp. (Software)	50,752	3,689,670
Mondelez International, Inc.—Class A (Food Products)	9,984	439,496
Monster Beverage Corp.* (Beverages)	3,744	197,496
Mylan N.V.* (Pharmaceuticals)	3,520	137,245

See accompanying notes to the financial statements.

86 :: NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Netease.com, Inc.ADR (Internet Software & Services)	512	$159,375
Netflix, Inc.* (Internet & Direct Marketing Retail)	2,848	517,368
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,504	82,825
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,904	634,439
O’Reilly Automotive, Inc.* (Specialty Retail)	608	124,214
PACCAR, Inc. (Machinery)	2,304	157,709
Paychex, Inc. (IT Services)	2,368	136,989
PayPal Holdings, Inc.* (IT Services)	7,904	462,779
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,696	515,730
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	672	330,369
Ross Stores, Inc. (Specialty Retail)	2,592	143,390
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,952	64,338
Shire Pharmaceuticals Group PLCADR (Biotechnology)	512	85,780
Sirius XM Holdings, Inc. (Media)	30,656	179,644
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,216	127,522
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,504	513,027
Symantec Corp. (Software)	4,000	123,960
Tesla Motors, Inc.* (Automobiles)	1,088	351,935
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,560	533,853
The Kraft Heinz Co. (Food Products)	8,000	699,680
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	320	649,120
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,472	337,403
Tractor Supply Co. (Specialty Retail)	832	46,692
Twenty-First Century Fox, Inc.—Class A (Media)	6,912	201,139
Twenty-First Century Fox, Inc.—Class B (Media)	5,248	150,565
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	416	104,503
Verisk Analytics, Inc.*—Class A (Professional Services)	1,088	94,939
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,632	247,770
Viacom, Inc.—Class B (Media)	2,304	80,456
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,848	84,529
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,104	573,079
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,920	163,430
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	672	86,916
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,632	103,240
TOTAL COMMON STOCKS (Cost $19,722,351)		44,278,706

Repurchase Agreements(a)(b) (56.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $58,741,569	$58,740,000	$58,740,000
TOTAL REPURCHASE AGREEMENTS (Cost $58,740,000)		58,740,000
TOTAL INVESTMENT SECURITIES (Cost $78,462,351)—99.0%		103,018,706
Net other assets (liabilities)—1.0%		1,072,450
NET ASSETS—100.0%		$104,091,156

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $6,207,000.

ADR    American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	118	9/18/17	$13,880,930	$100

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	8/28/17	1.75%	$21,537,485	$(143,933)
NASDAQ-100 Index	UBS AG	8/28/17	1.60%	24,419,678	(155,855)
				$45,957,163	$(299,788)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: NASDAQ-100 ProFund :: 87

NASDAQ-100 ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Airlines	$163,022	0.2%
Automobiles	351,935	0.3%
Beverages	197,496	0.2%
Biotechnology	3,743,113	3.6%
Commercial Services & Supplies	94,934	0.1%
Communications Equipment	1,033,573	1.0%
Food & Staples Retailing	1,029,588	1.0%
Food Products	1,139,176	1.1%
Health Care Equipment & Supplies	511,422	0.5%
Health Care Providers & Services	337,838	0.3%
Health Care Technology	140,069	0.1%
Hotels, Restaurants & Leisure	942,826	0.9%
Internet & Direct Marketing Retail	4,951,555	4.8%
Internet Software & Services	7,555,323	7.3%
IT Services	1,399,174	1.3%
Leisure Products	132,937	0.1%
Life Sciences Tools & Services	166,896	0.2%
Machinery	157,709	0.2%
Media	2,928,080	2.8%
Multiline Retail	113,021	0.1%
Pharmaceuticals	137,245	0.1%
Professional Services	94,939	0.1%
Road & Rail	366,750	0.4%
Semiconductors & Semiconductor Equipment	4,834,812	4.6%
Software	5,508,391	5.3%
Specialty Retail	418,799	0.4%
Technology Hardware, Storage & Peripherals	5,325,043	5.1%
Trading Companies & Distributors	81,108	0.1%
Wireless Telecommunication Services	421,932	0.4%
Other**	59,812,450	57.4%
Total	$104,091,156	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

88 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (101.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	198	$39,832
Abbott Laboratories (Health Care Equipment & Supplies)	1,683	82,770
Affiliated Managers Group, Inc. (Capital Markets)	66	12,265
Aflac, Inc. (Insurance)	396	31,581
Agilent Technologies, Inc. (Life Sciences Tools & Services)	99	5,919
Air Products & Chemicals, Inc. (Chemicals)	99	14,073
Alaska Air Group, Inc. (Airlines)	33	2,813
Allegion PLC (Building Products)	33	2,681
Allergan PLC (Pharmaceuticals)	330	83,269
Alliance Data Systems Corp. (IT Services)	33	7,967
Alliant Energy Corp. (Electric Utilities)	132	5,350
Ameren Corp. (Multi-Utilities)	231	12,959
American Airlines Group, Inc. (Airlines)	495	24,968
American Electric Power Co., Inc. (Electric Utilities)	495	34,917
American Express Co. (Consumer Finance)	396	33,751
American International Group, Inc. (Insurance)	858	56,155
Ameriprise Financial, Inc. (Capital Markets)	66	9,562
AmerisourceBergen Corp. (Health Care Providers & Services)	165	15,480
AMETEK, Inc. (Electrical Equipment)	231	14,225
Amgen, Inc. (Biotechnology)	330	57,588
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	264	12,057
ANSYS, Inc.* (Software)	33	4,275
Anthem, Inc. (Health Care Providers & Services)	264	49,160
Apache Corp. (Oil, Gas & Consumable Fuels)	132	6,531
Archer-Daniels-Midland Co. (Food Products)	561	23,663
Arconic, Inc. (Aerospace & Defense)	429	10,635
Assurant, Inc. (Insurance)	66	6,948
AT&T, Inc. (Diversified Telecommunication Services)	6,006	234,234
Autodesk, Inc.* (Software)	66	7,312
AutoNation, Inc.* (Specialty Retail)	66	2,797
Avery Dennison Corp. (Containers & Packaging)	33	3,067
Baker Hughes a GE Co.—Class A (Energy Equipment & Services)	231	8,522
Ball Corp. (Containers & Packaging)	330	13,827
Bank of America Corp. (Banks)	9,702	234,012
Baxter International, Inc. (Health Care Equipment & Supplies)	462	27,942
BB&T Corp. (Banks)	792	37,477
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	1,848	323,344
Best Buy Co., Inc. (Specialty Retail)	165	9,626
BlackRock, Inc.—Class A (Capital Markets)	66	28,151
BorgWarner, Inc. (Auto Components)	198	9,255
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	66	7,980
Bristol-Myers Squibb Co. (Pharmaceuticals)	726	41,309
Brown-Forman Corp.—Class B (Beverages)	66	3,260
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	66	4,330
CA, Inc. (Software)	297	9,219
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	231	5,745
Campbell Soup Co. (Food Products)	66	3,487
Capital One Financial Corp. (Consumer Finance)	462	39,815
Cardinal Health, Inc. (Health Care Providers & Services)	297	22,946
CarMax, Inc.* (Specialty Retail)	99	6,559
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	396	26,445
Caterpillar, Inc. (Machinery)	264	30,082
CBOE Holdings, Inc. (Capital Markets)	33	3,119
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	165	6,268
Centene Corp.* (Health Care Providers & Services)	165	13,104
CenterPoint Energy, Inc. (Multi-Utilities)	165	4,651
CenturyLink, Inc. (Diversified Telecommunication Services)	528	12,287
CF Industries Holdings, Inc. (Chemicals)	231	6,780
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	396	1,964
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,848	201,783
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	33	11,344
Chubb, Ltd. (Insurance)	462	67,664
Church & Dwight Co., Inc. (Household Products)	99	5,282
Cigna Corp. (Health Care Providers & Services)	264	45,821
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	33	3,268
Cincinnati Financial Corp. (Insurance)	66	5,027
Cisco Systems, Inc. (Communications Equipment)	4,884	153,601
Citigroup, Inc. (Banks)	2,673	182,967
Citizens Financial Group, Inc. (Banks)	297	10,419
CME Group, Inc. (Capital Markets)	132	16,186
CMS Energy Corp. (Multi-Utilities)	264	12,207
Coach, Inc. (Textiles, Apparel & Luxury Goods)	132	6,222
Cognizant Technology Solutions Corp. (IT Services)	165	11,438
Colgate-Palmolive Co. (Household Products)	363	26,209
Comerica, Inc. (Banks)	66	4,772
ConAgra Foods, Inc. (Food Products)	396	13,559
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	66	8,597
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,221	55,397
Consolidated Edison, Inc. (Multi-Utilities)	297	24,609
Costco Wholesale Corp. (Food & Staples Retailing)	429	68,001
Coty, Inc. (Personal Products)	264	5,407
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	132	13,277
CSRA, Inc. (IT Services)	66	2,152
CSX Corp. (Road & Rail)	330	16,282
CVS Health Corp. (Food & Staples Retailing)	990	79,131
D.R. Horton, Inc. (Household Durables)	330	11,777
Danaher Corp. (Health Care Equipment & Supplies)	264	21,513
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	165	10,689
Deere & Co. (Machinery)	132	16,933
Delphi Automotive PLC (Auto Components)	264	23,870
Delta Air Lines, Inc. (Airlines)	726	35,835
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	231	14,329

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 89

Common Stocks, continued

	Shares	Value
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	231	$7,695
Dish Network Corp.*—Class A (Media)	99	6,339
Dominion Resources, Inc. (Multi-Utilities)	330	25,470
Dover Corp. (Machinery)	165	13,860
Dr. Pepper Snapple Group, Inc. (Beverages)	66	6,017
DTE Energy Co. (Multi-Utilities)	165	17,665
Duke Energy Corp. (Electric Utilities)	693	58,988
DXC Technology Co. (IT Services)	132	10,346
E.I. du Pont de Nemours & Co. (Chemicals)	429	35,268
Eastman Chemical Co. (Chemicals)	132	10,977
Eaton Corp. PLC (Electrical Equipment)	429	33,570
eBay, Inc.* (Internet Software & Services)	594	21,224
Ecolab, Inc. (Chemicals)	99	13,035
Edison International (Electric Utilities)	330	25,964
Eli Lilly & Co. (Pharmaceuticals)	528	43,644
Emerson Electric Co. (Electrical Equipment)	330	19,671
Entergy Corp. (Electric Utilities)	165	12,659
Envision Healthcare Corp.* (Health Care Providers & Services)	66	3,724
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	264	25,117
EQT Corp. (Oil, Gas & Consumable Fuels)	66	4,204
Equity Residential (Equity Real Estate Investment Trusts)	132	8,984
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	33	8,636
Everest Re Group, Ltd. (Insurance)	33	8,659
Eversource Energy (Electric Utilities)	297	18,055
Exelon Corp. (Electric Utilities)	891	34,161
Expeditors International of Washington, Inc. (Air Freight & Logistics)	66	3,886
Express Scripts Holding Co.* (Health Care Providers & Services)	594	37,208
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,125	330,165
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	33	4,377
Fifth Third Bancorp (Banks)	726	19,384
First Horizon National Corp. (Banks)	1	15
FirstEnergy Corp. (Electric Utilities)	429	13,689
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	33	1,232
Flowserve Corp. (Machinery)	132	5,429
Fluor Corp. (Construction & Engineering)	132	5,733
FMC Corp. (Chemicals)	33	2,521
Foot Locker, Inc. (Specialty Retail)	66	3,115
Ford Motor Co. (Automobiles)	3,795	42,580
Fortune Brands Home & Security, Inc. (Building Products)	33	2,167
Franklin Resources, Inc. (Capital Markets)	330	14,777
Freeport-McMoRan, Inc.* (Metals & Mining)	495	7,237
General Electric Co. (Industrial Conglomerates)	4,488	114,937
General Mills, Inc. (Food Products)	264	14,694
General Motors Co. (Automobiles)	1,353	48,681
Genuine Parts Co. (Distributors)	132	11,211
H & R Block, Inc. (Diversified Consumer Services)	198	6,039
Halliburton Co. (Energy Equipment & Services)	363	15,406
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	165	3,782
Hartford Financial Services Group, Inc. (Insurance)	363	19,965
HCA Holdings, Inc.* (Health Care Providers & Services)	132	10,605
HCP, Inc. (Equity Real Estate Investment Trusts)	462	14,622
Helmerich & Payne, Inc. (Energy Equipment & Services)	99	5,011
Henry Schein, Inc.* (Health Care Providers & Services)	66	12,026
Hess Corp. (Oil, Gas & Consumable Fuels)	264	11,759
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,617	28,314
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	33	2,063
Hologic, Inc.* (Health Care Equipment & Supplies)	99	4,377
Honeywell International, Inc. (Industrial Conglomerates)	297	40,428
Hormel Foods Corp. (Food Products)	264	9,021
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,650	31,514
Huntington Bancshares, Inc. (Banks)	1,056	13,992
IHS Markit, Ltd.* (Professional Services)	231	10,776
Illumina, Inc.* (Life Sciences Tools & Services)	33	5,737
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,376	84,276
International Business Machines Corp. (IT Services)	363	52,515
International Flavors & Fragrances, Inc. (Chemicals)	33	4,395
International Paper Co. (Containers & Packaging)	396	21,772
Invesco, Ltd. (Capital Markets)	396	13,769
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	99	3,607
Jacobs Engineering Group, Inc. (Construction & Engineering)	132	6,959
Johnson & Johnson (Pharmaceuticals)	1,023	135,774
Johnson Controls International PLC (Building Products)	924	35,990
JPMorgan Chase & Co. (Banks)	3,465	318,088
Juniper Networks, Inc. (Communications Equipment)	165	4,612
Kansas City Southern Industries, Inc. (Road & Rail)	99	10,216
Kellogg Co. (Food Products)	99	6,732
KeyCorp (Banks)	561	10,120
Kimberly-Clark Corp. (Household Products)	165	20,321
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,881	38,429
Kohl’s Corp. (Multiline Retail)	165	6,823
L Brands, Inc. (Specialty Retail)	132	6,123
L3 Technologies, Inc. (Aerospace & Defense)	33	5,774
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	33	5,244
Leggett & Platt, Inc. (Household Durables)	66	3,180
Lennar Corp.—Class A (Household Durables)	198	10,383
Leucadia National Corp. (Diversified Financial Services)	330	8,590
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	132	7,746

See accompanying notes to the financial statements.

90 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Lincoln National Corp. (Insurance)	231	$16,877
Loews Corp. (Insurance)	264	12,852
Lowe’s Cos., Inc. (Specialty Retail)	297	22,987
LyondellBasell Industries N.V.—Class A (Chemicals)	330	29,730
M&T Bank Corp. (Banks)	165	26,920
Macy’s, Inc. (Multiline Retail)	297	7,054
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	825	10,090
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	495	27,715
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1	67
Masco Corp. (Building Products)	132	5,033
Mattel, Inc. (Leisure Products)	132	2,643
McCormick & Co., Inc. (Food Products)	33	3,145
McDonald’s Corp. (Hotels, Restaurants & Leisure)	297	46,077
McKesson Corp. (Health Care Providers & Services)	198	32,050
Medtronic PLC (Health Care Equipment & Supplies)	1,320	110,840
Merck & Co., Inc. (Pharmaceuticals)	1,023	65,349
MetLife, Inc. (Insurance)	1,056	58,079
MGM Resorts International (Hotels, Restaurants & Leisure)	165	5,433
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,023	28,767
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	33	3,416
Mohawk Industries, Inc.* (Household Durables)	33	8,217
Molson Coors Brewing Co.—Class B (Beverages)	165	14,682
Mondelez International, Inc.—Class A (Food Products)	1,485	65,370
Monsanto Co. (Chemicals)	132	15,420
Monster Beverage Corp.* (Beverages)	165	8,704
Morgan Stanley (Capital Markets)	1,386	65,003
Mylan N.V.* (Pharmaceuticals)	462	18,013
National Oilwell Varco, Inc. (Energy Equipment & Services)	363	11,874
Navient Corp. (Consumer Finance)	264	3,894
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	99	4,299
Newell Rubbermaid, Inc. (Household Durables)	198	10,439
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	66	1,896
News Corp.—Class A (Media)	363	5,195
News Corp.—Class B (Media)	132	1,940
NextEra Energy, Inc. (Electric Utilities)	231	33,747
Nielsen Holdings PLC (Professional Services)	132	5,677
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	561	33,128
NiSource, Inc. (Multi-Utilities)	330	8,600
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	264	7,632
Nordstrom, Inc. (Multiline Retail)	99	4,808
Norfolk Southern Corp. (Road & Rail)	297	33,436
Northern Trust Corp. (Capital Markets)	66	5,776
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	297	7,312
Nucor Corp. (Metals & Mining)	132	7,612
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	429	26,568
Omnicom Group, Inc. (Media)	66	5,197
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	99	5,600
Oracle Corp. (Software)	1,221	60,965
PACCAR, Inc. (Machinery)	165	11,294
Parker-Hannifin Corp. (Machinery)	33	5,477
Patterson Cos., Inc. (Health Care Providers & Services)	66	2,754
Pentair PLC (Machinery)	165	10,407
People’s United Financial, Inc. (Banks)	330	5,755
PepsiCo, Inc. (Beverages)	627	73,114
PerkinElmer, Inc. (Life Sciences Tools & Services)	99	6,517
Perrigo Co. PLC (Pharmaceuticals)	132	9,889
Pfizer, Inc. (Pharmaceuticals)	2,574	85,355
PG&E Corp. (Electric Utilities)	495	33,507
Philip Morris International, Inc. (Tobacco)	693	80,880
Phillips 66 (Oil, Gas & Consumable Fuels)	429	35,929
Pinnacle West Capital Corp. (Electric Utilities)	99	8,586
PNC Financial Services Group, Inc. (Banks)	462	59,506
PPG Industries, Inc. (Chemicals)	132	13,893
PPL Corp. (Electric Utilities)	660	25,298
Praxair, Inc. (Chemicals)	132	17,181
Principal Financial Group, Inc. (Insurance)	264	17,622
Prudential Financial, Inc. (Insurance)	429	48,576
Public Service Enterprise Group, Inc. (Multi-Utilities)	495	22,260
Public Storage (Equity Real Estate Investment Trusts)	66	13,568
PulteGroup, Inc. (Household Durables)	264	6,447
PVH Corp. (Textiles, Apparel & Luxury Goods)	66	7,873
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	132	9,050
Quest Diagnostics, Inc. (Health Care Providers & Services)	66	7,148
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	66	4,993
Range Resources Corp. (Oil, Gas & Consumable Fuels)	99	2,090
Raymond James Financial, Inc. (Capital Markets)	66	5,491
Raytheon Co. (Aerospace & Defense)	99	17,005
Realty Income Corp. (Equity Real Estate Investment Trusts)	99	5,649
Regency Centers Corp. (Equity Real Estate Investment Trusts)	66	4,371
Regions Financial Corp. (Banks)	1,155	16,863
ResMed, Inc. (Health Care Equipment & Supplies)	33	2,545
Robert Half International, Inc. (Professional Services)	132	5,973
Rockwell Collins, Inc. (Aerospace & Defense)	66	7,031
Roper Technologies, Inc. (Industrial Conglomerates)	33	7,671
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	66	7,463
SCANA Corp. (Multi-Utilities)	132	8,497

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 91

Common Stocks, continued

	Shares	Value
Schlumberger, Ltd. (Energy Equipment & Services)	759	$52,067
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	297	9,789
Sealed Air Corp. (Containers & Packaging)	99	4,307
Sempra Energy (Multi-Utilities)	231	26,106
Signet Jewelers, Ltd. (Specialty Retail)	66	4,037
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	99	15,691
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	99	10,224
Snap-on, Inc. (Machinery)	33	5,089
Stanley Black & Decker, Inc. (Machinery)	66	9,286
Staples, Inc. (Specialty Retail)	627	6,364
State Street Corp. (Capital Markets)	330	30,766
Stericycle, Inc.* (Commercial Services & Supplies)	99	7,631
SunTrust Banks, Inc. (Banks)	462	26,468
Symantec Corp. (Software)	297	9,204
Synchrony Financial (Consumer Finance)	759	23,013
Sysco Corp. (Food & Staples Retailing)	231	12,155
T. Rowe Price Group, Inc. (Capital Markets)	66	5,460
Target Corp. (Multiline Retail)	528	29,922
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	165	13,264
TechnipFMC PLC* (Energy Equipment & Services)	462	13,185
Tesoro Corp. (Oil, Gas & Consumable Fuels)	132	13,138
Textron, Inc. (Aerospace & Defense)	264	12,970
The AES Corp. (Independent Power & Renewable Electricity Producers)	627	7,010
The Allstate Corp. (Insurance)	363	33,033
The Bank of New York Mellon Corp. (Capital Markets)	1,023	54,250
The Boeing Co. (Aerospace & Defense)	165	40,006
The Clorox Co. (Household Products)	66	8,810
The Coca-Cola Co. (Beverages)	1,848	84,712
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	33	8,048
The Dow Chemical Co. (Chemicals)	1,089	69,958
The Estee Lauder Cos., Inc.—Class A (Personal Products)	99	9,800
The Gap, Inc. (Specialty Retail)	198	4,718
The Goldman Sachs Group, Inc. (Capital Markets)	363	81,794
The Goodyear Tire & Rubber Co. (Auto Components)	231	7,279
The Interpublic Group of Cos., Inc. (Media)	165	3,566
The JM Smucker Co.—Class A (Food Products)	99	12,068
The Kraft Heinz Co. (Food Products)	594	51,951
The Kroger Co. (Food & Staples Retailing)	891	21,847
The Macerich Co. (Equity Real Estate Investment Trusts)	132	7,575
The Mosaic Co. (Chemicals)	330	7,966
The NASDAQ OMX Group, Inc. (Capital Markets)	66	4,908
The Procter & Gamble Co. (Household Products)	1,287	116,885
The Progressive Corp. (Insurance)	561	26,440
The Sherwin-Williams Co. (Chemicals)	33	11,130
The Southern Co. (Electric Utilities)	957	45,869
The Travelers Cos., Inc. (Insurance)	264	33,816
The Walt Disney Co. (Media)	594	65,297
The Western Union Co. (IT Services)	165	3,259
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	429	13,634
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	165	28,962
Tiffany & Co. (Specialty Retail)	66	6,304
Torchmark Corp. (Insurance)	99	7,818
Tractor Supply Co. (Specialty Retail)	66	3,704
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	33	1,288
Twenty-First Century Fox, Inc.—Class A (Media)	528	15,365
Twenty-First Century Fox, Inc.—Class B (Media)	231	6,627
Tyson Foods, Inc.—Class A (Food Products)	297	18,818
U.S. Bancorp (Banks)	693	36,577
Union Pacific Corp. (Road & Rail)	231	23,784
United Technologies Corp. (Aerospace & Defense)	726	86,082
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	33	3,657
Unum Group (Insurance)	231	11,580
V.F. Corp. (Textiles, Apparel & Luxury Goods)	297	18,470
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	429	29,588
Ventas, Inc. (Equity Real Estate Investment Trusts)	165	11,113
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,881	91,040
Vertex Pharmaceuticals, Inc.* (Biotechnology)	99	15,030
Viacom, Inc.—Class B (Media)	330	11,524
Vornado Realty Trust (Equity Real Estate Investment Trusts)	99	7,856
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	825	66,553
Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,452	116,145
Waters Corp.* (Life Sciences Tools & Services)	33	5,724
WEC Energy Group, Inc. (Multi-Utilities)	132	8,312
Wells Fargo & Co. (Banks)	4,389	236,743
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	297	25,281
WestRock Co. (Containers & Packaging)	231	13,264
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	726	23,972
Whirlpool Corp. (Household Durables)	66	11,740
Whole Foods Market, Inc. (Food & Staples Retailing)	297	12,403
Willis Towers Watson PLC (Insurance)	132	19,652
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	33	3,444
Xcel Energy, Inc. (Electric Utilities)	495	23,418
Xerox Corp. (Technology Hardware, Storage & Peripherals)	198	6,073
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	99	6,263
XL Group, Ltd. (Insurance)	264	11,722
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	66	8,007
Zions Bancorp (Banks)	198	8,973
TOTAL COMMON STOCKS (Cost $6,216,241)		9,188,020

See accompanying notes to the financial statements.

92 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Repurchase Agreements(a) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $60,002	$60,000	$60,000
TOTAL REPURCHASE AGREEMENTS (Cost $60,000)		60,000
TOTAL INVESTMENT SECURITIES (Cost $6,276,241)—101.9%		9,248,020
Net other assets (liabilities)—(1.9)%		(173,190)
NET ASSETS—100.0%		$9,074,830

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Large-Cap Value ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$179,503	2.0%
Air Freight & Logistics	8,216	0.1%
Airlines	63,616	0.7%
Auto Components	40,404	0.4%
Automobiles	91,261	1.0%
Banks	1,249,050	13.8%
Beverages	190,489	2.1%
Biotechnology	72,618	0.8%
Building Products	45,871	0.5%
Capital Markets	351,277	3.9%
Chemicals	252,326	2.8%
Commercial Services & Supplies	7,631	0.1%
Communications Equipment	158,214	1.7%
Construction & Engineering	12,692	0.1%
Consumer Finance	100,473	1.1%
Containers & Packaging	56,237	0.6%
Distributors	11,211	0.1%
Diversified Consumer Services	6,039	0.1%
Diversified Financial Services	331,934	3.7%
Diversified Telecommunication Services	345,307	3.8%
Electric Utilities	374,208	4.1%
Electrical Equipment	67,466	0.7%
Electronic Equipment, Instruments & Components	14,496	0.2%
Energy Equipment & Services	106,065	1.2%
Equity Real Estate Investment Trusts	164,918	1.8%
Food & Staples Retailing	376,235	4.1%
Food Products	222,508	2.5%
Health Care Equipment & Supplies	280,371	3.1%
Health Care Providers & Services	271,616	3.0%
Hotels, Restaurants & Leisure	102,337	1.1%
Household Durables	62,183	0.7%
Household Products	177,507	2.0%
Independent Power & Renewable Electricity Producers	14,322	0.2%
Industrial Conglomerates	202,868	2.2%
Insurance	494,066	5.4%
Internet & Direct Marketing Retail	1,288	NM
Internet Software & Services	21,224	0.2%
IT Services	87,677	1.0%
Leisure Products	2,643	NM
Life Sciences Tools & Services	52,859	0.6%
Machinery	107,857	1.2%
Media	121,051	1.3%
Metals & Mining	14,849	0.2%
Multiline Retail	48,607	0.5%
Multi-Utilities	171,336	1.9%
Oil, Gas & Consumable Fuels	886,591	9.8%
Personal Products	15,207	0.2%
Pharmaceuticals	482,601	5.3%
Professional Services	22,426	0.2%
Real Estate Management & Development	6,268	0.1%
Road & Rail	83,718	0.9%
Semiconductors & Semiconductor Equipment	128,356	1.4%
Software	90,975	1.0%
Specialty Retail	76,334	0.8%
Technology Hardware, Storage & Peripherals	105,270	1.2%
Textiles, Apparel & Luxury Goods	74,468	0.8%
Tobacco	80,880	0.9%
Other**	(113,190)	(1.2)%
Total	$9,074,830	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 93

Common Stocks (99.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,235	$248,445
A.O. Smith Corp. (Building Products)	475	25,436
AbbVie, Inc. (Biotechnology)	4,940	345,354
Accenture PLC—Class A (IT Services)	1,900	244,758
Activision Blizzard, Inc. (Software)	2,185	134,989
Acuity Brands, Inc. (Electrical Equipment)	95	19,252
Adobe Systems, Inc.* (Software)	1,520	222,665
Advance Auto Parts, Inc. (Specialty Retail)	190	21,282
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,375	32,324
Aetna, Inc. (Health Care Providers & Services)	1,045	161,254
Agilent Technologies, Inc. (Life Sciences Tools & Services)	665	39,760
Air Products & Chemicals, Inc. (Chemicals)	380	54,017
Akamai Technologies, Inc.* (Internet Software & Services)	570	26,870
Alaska Air Group, Inc. (Airlines)	285	24,291
Albemarle Corp. (Chemicals)	380	44,004
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	285	34,556
Alexion Pharmaceuticals, Inc.* (Biotechnology)	665	91,331
Align Technology, Inc.* (Health Care Equipment & Supplies)	190	31,774
Allegion PLC (Building Products)	190	15,436
Alliance Data Systems Corp. (IT Services)	95	22,936
Alliant Energy Corp. (Electric Utilities)	380	15,401
Alphabet, Inc.*—Class A (Internet Software & Services)	950	898,225
Alphabet, Inc.*—Class C (Internet Software & Services)	950	883,975
Altria Group, Inc. (Tobacco)	5,985	388,845
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,235	1,219,907
American Express Co. (Consumer Finance)	1,140	97,162
American Tower Corp. (Equity Real Estate Investment Trusts)	1,330	181,318
American Water Works Co., Inc. (Water Utilities)	570	46,227
Ameriprise Financial, Inc. (Capital Markets)	190	27,527
Amgen, Inc. (Biotechnology)	1,235	215,520
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	950	72,789
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	855	39,048
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,140	90,071
ANSYS, Inc.* (Software)	190	24,615
Aon PLC (Insurance)	855	118,135
Apache Corp. (Oil, Gas & Consumable Fuels)	760	37,605
Apartment Investment & Management Co.—Class A (Equity Real Estate Investment Trusts)	475	21,636
Apple, Inc. (Technology Hardware, Storage & Peripherals)	16,245	2,416,118
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,325	147,331
Arthur J. Gallagher & Co. (Insurance)	570	33,510
Autodesk, Inc.* (Software)	380	42,100
Automatic Data Processing, Inc. (IT Services)	1,425	169,447
AutoZone, Inc.* (Specialty Retail)	95	51,283
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	475	91,366
Avery Dennison Corp. (Containers & Packaging)	190	17,657
Baker Hughes a GE Co.—Class A (Energy Equipment & Services)	570	21,027
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	190	60,914
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	665	133,930
Best Buy Co., Inc. (Specialty Retail)	285	16,627
Biogen, Inc.* (Biotechnology)	665	192,577
BlackRock, Inc.—Class A (Capital Markets)	190	81,041
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	285	34,459
Boston Scientific Corp.* (Health Care Equipment & Supplies)	4,275	113,801
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,850	162,165
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,235	304,625
Brown-Forman Corp.—Class B (Beverages)	285	14,079
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	190	12,464
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	665	16,539
Campbell Soup Co. (Food Products)	380	20,075
CarMax, Inc.* (Specialty Retail)	285	18,881
Caterpillar, Inc. (Machinery)	950	108,252
CBOE Holdings, Inc. (Capital Markets)	190	17,961
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	380	14,436
CBS Corp.—Class B (Media)	1,140	75,046
Celgene Corp.* (Biotechnology)	2,470	334,463
CenterPoint Energy, Inc. (Multi-Utilities)	760	21,424
Cerner Corp.* (Health Care Technology)	950	61,152
Charter Communications, Inc.*—Class A (Media)	665	260,620
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,140	5,654
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	95	32,658
Church & Dwight Co., Inc. (Household Products)	475	25,341
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	190	18,816
Cincinnati Financial Corp. (Insurance)	285	21,706
Cintas Corp. (Commercial Services & Supplies)	285	38,432
Citizens Financial Group, Inc. (Banks)	570	19,996
Citrix Systems, Inc.* (Software)	475	37,516
CME Group, Inc. (Capital Markets)	665	81,542
Coach, Inc. (Textiles, Apparel & Luxury Goods)	475	22,392
Cognizant Technology Solutions Corp. (IT Services)	1,235	85,610
Colgate-Palmolive Co. (Household Products)	1,520	109,744
Comcast Corp.—Class A (Media)	14,725	595,626
Comerica, Inc. (Banks)	285	20,608
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	285	37,124
Constellation Brands, Inc.—Class A (Beverages)	570	110,210
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,850	83,050
Coty, Inc. (Personal Products)	570	11,674

See accompanying notes to the financial statements.

94:: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	760	$76,441
CSRA, Inc. (IT Services)	190	6,196
CSX Corp. (Road & Rail)	1,805	89,059
Cummins, Inc. (Machinery)	475	79,753
Danaher Corp. (Health Care Equipment & Supplies)	1,045	85,157
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	380	31,874
Deere & Co. (Machinery)	475	60,933
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	855	28,480
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	475	54,787
Discover Financial Services (Consumer Finance)	1,140	69,472
Discovery Communications, Inc.*—Class A (Media)	475	11,685
Discovery Communications, Inc.*—Class C (Media)	665	15,381
Dish Network Corp.*—Class A (Media)	380	24,331
Dollar General Corp. (Multiline Retail)	760	57,121
Dollar Tree, Inc.* (Multiline Retail)	760	54,781
Dominion Resources, Inc. (Multi-Utilities)	950	73,321
Dr. Pepper Snapple Group, Inc. (Beverages)	380	34,641
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,140	32,593
DXC Technology Co. (IT Services)	475	37,231
E*TRADE Financial Corp.* (Capital Markets)	855	35,055
E.I. du Pont de Nemours & Co. (Chemicals)	1,330	109,339
eBay, Inc.* (Internet Software & Services)	1,235	44,127
Ecolab, Inc. (Chemicals)	475	62,543
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	665	76,595
Electronic Arts, Inc.* (Software)	950	110,903
Eli Lilly & Co. (Pharmaceuticals)	1,330	109,938
Emerson Electric Co. (Electrical Equipment)	950	56,630
Envision Healthcare Corp.* (Health Care Providers & Services)	190	10,722
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	950	90,383
EQT Corp. (Oil, Gas & Consumable Fuels)	285	18,155
Equifax, Inc. (Professional Services)	380	55,267
Equinix, Inc. (Equity Real Estate Investment Trusts)	285	128,457
Equity Residential (Equity Real Estate Investment Trusts)	760	51,726
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	95	24,862
Expedia, Inc. (Internet & Direct Marketing Retail)	380	59,459
Expeditors International of Washington, Inc. (Air Freight & Logistics)	380	22,374
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	380	30,210
F5 Networks, Inc.* (Communications Equipment)	190	22,943
Facebook, Inc.*—Class A (Internet Software & Services)	7,315	1,238,063
Fastenal Co. (Trading Companies & Distributors)	855	36,730
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	95	12,600
FedEx Corp. (Air Freight & Logistics)	760	158,103
Fidelity National Information Services, Inc. (IT Services)	1,045	95,325
First Horizon National Corp. (Banks)	1	14
Fiserv, Inc.* (IT Services)	665	85,453
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	285	10,636
FMC Corp. (Chemicals)	285	21,768
Foot Locker, Inc. (Specialty Retail)	285	13,449
Fortive Corp. (Machinery)	950	61,503
Fortune Brands Home & Security, Inc. (Building Products)	380	24,955
Freeport-McMoRan, Inc.* (Metals & Mining)	2,565	37,500
Garmin, Ltd. (Household Durables)	380	19,072
Gartner, Inc.* (IT Services)	285	36,571
General Dynamics Corp. (Aerospace & Defense)	855	167,862
General Electric Co. (Industrial Conglomerates)	12,730	326,015
General Mills, Inc. (Food Products)	950	52,878
GGP, Inc. (Equity Real Estate Investment Trusts)	1,805	40,811
Gilead Sciences, Inc. (Biotechnology)	4,085	310,828
Global Payments, Inc. (IT Services)	475	44,826
Halliburton Co. (Energy Equipment & Services)	1,520	64,509
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	570	13,064
Harley-Davidson, Inc. (Automobiles)	570	27,742
Harris Corp. (Communications Equipment)	380	43,498
Hasbro, Inc. (Leisure Products)	380	40,235
HCA Holdings, Inc.* (Health Care Providers & Services)	475	38,162
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	475	29,702
Hologic, Inc.* (Health Care Equipment & Supplies)	570	25,200
Honeywell International, Inc. (Industrial Conglomerates)	1,425	193,971
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,280	42,545
Humana, Inc. (Health Care Providers & Services)	475	109,820
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	285	47,441
IHS Markit, Ltd.* (Professional Services)	285	13,295
Illinois Tool Works, Inc. (Machinery)	950	133,674
Illumina, Inc.* (Life Sciences Tools & Services)	285	49,547
Incyte Corp.* (Biotechnology)	570	75,975
Ingersoll-Rand PLC (Machinery)	760	66,789
Intel Corp. (Semiconductors & Semiconductor Equipment)	7,030	249,354
Intercontinental Exchange, Inc. (Capital Markets)	1,805	120,412
International Business Machines Corp. (IT Services)	1,520	219,898
International Flavors & Fragrances, Inc. (Chemicals)	95	12,652
Intuit, Inc. (Software)	760	104,280
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	95	89,135
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	475	17,304
J.B. Hunt Transport Services, Inc. (Road & Rail)	285	25,852
Johnson & Johnson (Pharmaceuticals)	5,130	680,853

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 95

Common Stocks, continued

	Shares	Value
Juniper Networks, Inc. (Communications Equipment)	665	$18,587
Kellogg Co. (Food Products)	380	25,840
KeyCorp (Banks)	1,710	30,848
Kimberly-Clark Corp. (Household Products)	570	70,201
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,330	26,839
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	475	43,999
L Brands, Inc. (Specialty Retail)	380	17,628
L3 Technologies, Inc. (Aerospace & Defense)	95	16,622
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	190	30,193
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	475	75,744
Leggett & Platt, Inc. (Household Durables)	285	13,731
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	475	27,873
LKQ Corp.* (Distributors)	950	32,832
Lockheed Martin Corp. (Aerospace & Defense)	760	222,019
Lowe’s Cos., Inc. (Specialty Retail)	1,710	132,354
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	951	99,054
Marsh & McLennan Cos., Inc. (Insurance)	1,615	125,922
Martin Marietta Materials, Inc. (Construction Materials)	190	43,022
Masco Corp. (Building Products)	570	21,734
MasterCard, Inc.—Class A (IT Services)	2,945	376,370
Mattel, Inc. (Leisure Products)	570	11,411
McCormick & Co., Inc. (Food Products)	190	18,107
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,615	250,550
Merck & Co., Inc. (Pharmaceuticals)	5,320	339,842
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	95	54,443
MGM Resorts International (Hotels, Restaurants & Leisure)	950	31,284
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	475	17,309
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	760	60,830
Microsoft Corp. (Software)	24,035	1,747,344
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	190	19,671
Mohawk Industries, Inc.* (Household Durables)	95	23,654
Monsanto Co. (Chemicals)	950	110,980
Monster Beverage Corp.* (Beverages)	760	40,090
Moody’s Corp. (Capital Markets)	475	62,524
Motorola Solutions, Inc. (Communications Equipment)	475	43,073
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	475	20,625
Netflix, Inc.* (Internet & Direct Marketing Retail)	1,330	241,608
Newell Rubbermaid, Inc. (Household Durables)	950	50,085
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	380	10,917
Newmont Mining Corp. (Metals & Mining)	1,615	60,030
NextEra Energy, Inc. (Electric Utilities)	760	111,029
Nielsen Holdings PLC (Professional Services)	570	24,516
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,375	140,244
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	570	16,479
Northern Trust Corp. (Capital Markets)	475	41,567
Northrop Grumman Corp. (Aerospace & Defense)	570	149,984
Nucor Corp. (Metals & Mining)	570	32,872
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,805	293,331
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,045	64,717
Omnicom Group, Inc. (Media)	475	37,402
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	855	48,367
Oracle Corp. (Software)	5,415	270,370
O’Reilly Automotive, Inc.* (Specialty Retail)	285	58,226
PACCAR, Inc. (Machinery)	570	39,017
Packaging Corp. of America (Containers & Packaging)	285	31,202
Parker-Hannifin Corp. (Machinery)	285	47,304
Paychex, Inc. (IT Services)	950	54,958
PayPal Holdings, Inc.* (IT Services)	3,515	205,803
PepsiCo, Inc. (Beverages)	2,470	288,026
Pfizer, Inc. (Pharmaceuticals)	10,355	343,372
Philip Morris International, Inc. (Tobacco)	2,660	310,449
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	570	92,966
PPG Industries, Inc. (Chemicals)	380	39,995
Praxair, Inc. (Chemicals)	475	61,826
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,615	98,208
Public Storage (Equity Real Estate Investment Trusts)	285	58,587
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	4,560	242,546
Quanta Services, Inc.* (Construction & Engineering)	475	16,022
Quest Diagnostics, Inc. (Health Care Providers & Services)	285	30,868
Range Resources Corp. (Oil, Gas & Consumable Fuels)	190	4,011
Raymond James Financial, Inc. (Capital Markets)	190	15,806
Raytheon Co. (Aerospace & Defense)	570	97,909
Realty Income Corp. (Equity Real Estate Investment Trusts)	570	32,524
Red Hat, Inc.* (Software)	570	56,356
Regency Centers Corp. (Equity Real Estate Investment Trusts)	285	18,873
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	190	93,408
Republic Services, Inc.—Class A (Commercial Services & Supplies)	760	48,807
ResMed, Inc. (Health Care Equipment & Supplies)	285	21,979
Rockwell Automation, Inc. (Electrical Equipment)	380	62,711
Rockwell Collins, Inc. (Aerospace & Defense)	285	30,361
Roper Technologies, Inc. (Industrial Conglomerates)	190	44,167
Ross Stores, Inc. (Specialty Retail)	1,235	68,320
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	285	32,225

See accompanying notes to the financial statements.

96:: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
S&P Global, Inc. (Capital Markets)	760	$116,728
Salesforce.com, Inc.* (Software)	2,090	189,772
Schlumberger, Ltd. (Energy Equipment & Services)	1,900	130,340
Scripps Networks Interactive, Inc.—Class A (Media)	285	24,912
Sealed Air Corp. (Containers & Packaging)	285	12,400
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	665	105,403
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	570	59,776
Snap-on, Inc. (Machinery)	95	14,649
Southwest Airlines Co. (Airlines)	1,900	105,469
Stanley Black & Decker, Inc. (Machinery)	190	26,731
Starbucks Corp. (Hotels, Restaurants & Leisure)	4,465	241,021
Stryker Corp. (Health Care Equipment & Supplies)	950	139,744
Symantec Corp. (Software)	950	29,441
Synopsys, Inc.* (Software)	475	36,371
Sysco Corp. (Food & Staples Retailing)	855	44,990
T. Rowe Price Group, Inc. (Capital Markets)	475	39,292
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	570	45,822
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,135	255,126
The Boeing Co. (Aerospace & Defense)	1,140	276,403
The Charles Schwab Corp. (Capital Markets)	3,800	163,020
The Clorox Co. (Household Products)	190	25,363
The Coca-Cola Co. (Beverages)	6,080	278,707
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	95	23,168
The Estee Lauder Cos., Inc.—Class A (Personal Products)	380	37,616
The Hershey Co. (Food Products)	475	50,022
The Home Depot, Inc. (Specialty Retail)	3,705	554,268
The Interpublic Group of Cos., Inc. (Media)	665	14,371
The NASDAQ OMX Group, Inc. (Capital Markets)	190	14,130
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	190	385,415
The Procter & Gamble Co. (Household Products)	3,895	353,744
The Sherwin-Williams Co. (Chemicals)	190	64,081
The TJX Cos., Inc. (Specialty Retail)	1,995	140,268
The Walt Disney Co. (Media)	2,660	292,414
The Western Union Co. (IT Services)	950	18,763
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,140	36,229
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	760	133,403
Tiffany & Co. (Specialty Retail)	190	18,147
Time Warner, Inc. (Media)	2,375	243,248
Total System Services, Inc. (IT Services)	475	30,144
Tractor Supply Co. (Specialty Retail)	190	10,663
TransDigm Group, Inc. (Aerospace & Defense)	190	53,607
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	190	7,414
Twenty-First Century Fox, Inc.—Class A (Media)	1,615	46,997
Twenty-First Century Fox, Inc.—Class B (Media)	760	21,804
U.S. Bancorp (Banks)	2,755	145,409
UDR, Inc. (Equity Real Estate Investment Trusts)	855	33,422
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	190	47,730
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	570	11,411
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	570	10,323
Union Pacific Corp. (Road & Rail)	1,710	176,062
United Continental Holdings, Inc.* (Airlines)	855	57,866
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	2,185	240,984
United Rentals, Inc.* (Trading Companies & Distributors)	285	33,904
UnitedHealth Group, Inc. (Health Care Providers & Services)	3,040	583,102
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	95	10,529
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	285	27,679
Ventas, Inc. (Equity Real Estate Investment Trusts)	665	44,788
VeriSign, Inc.* (Internet Software & Services)	285	28,833
Verisk Analytics, Inc.*—Class A (Professional Services)	475	41,449
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,745	326,458
Vertex Pharmaceuticals, Inc.* (Biotechnology)	475	72,115
Visa, Inc.—Class A (IT Services)	5,700	567,491
Vornado Realty Trust (Equity Real Estate Investment Trusts)	285	22,615
Vulcan Materials Co. (Construction Materials)	380	46,785
W.W. Grainger, Inc. (Trading Companies & Distributors)	190	31,681
Waste Management, Inc. (Commercial Services & Supplies)	1,235	92,811
Waters Corp.* (Life Sciences Tools & Services)	190	32,954
WEC Energy Group, Inc. (Multi-Utilities)	475	29,911
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,140	83,665
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	190	19,830
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	285	36,862
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	475	30,049
Xylem, Inc. (Machinery)	570	32,336
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,045	78,877
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	380	46,102
Zoetis, Inc. (Pharmaceuticals)	1,520	95,030
TOTAL COMMON STOCKS (Cost $27,806,098)		36,608,563

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 97

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $100,003	$100,000	$100,000
TOTAL REPURCHASE AGREEMENTS (Cost $100,000)		100,000
TOTAL INVESTMENT SECURITIES (Cost $27,906,098)—100.1%		36,708,563
Net other assets (liabilities)—(0.1)%		(37,403)
NET ASSETS—100.0%		$36,671,160

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Large-Cap Growth ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$1,014,768	2.8%
Air Freight & Logistics	433,925	1.2%
Airlines	187,626	0.5%
Automobiles	27,742	0.1%
Banks	216,875	0.6%
Beverages	765,753	2.1%
Biotechnology	1,731,572	4.7%
Building Products	87,561	0.2%
Capital Markets	816,606	2.2%
Chemicals	581,205	1.6%
Commercial Services & Supplies	180,050	0.5%
Communications Equipment	128,101	0.3%
Construction & Engineering	16,022	NM
Construction Materials	89,807	0.2%
Consumer Finance	166,634	0.5%
Containers & Packaging	61,259	0.2%
Distributors	32,832	0.1%
Diversified Telecommunication Services	354,331	1.0%
Electric Utilities	126,430	0.3%
Electrical Equipment	138,593	0.4%
Electronic Equipment, Instruments & Components	212,297	0.6%
Energy Equipment & Services	215,876	0.6%
Equity Real Estate Investment Trusts	1,420,266	3.9%
Food & Staples Retailing	44,990	0.1%
Food Products	166,922	0.5%
Health Care Equipment & Supplies	922,619	2.5%
Health Care Providers & Services	974,650	2.7%
Health Care Technology	61,152	0.2%
Hotels, Restaurants & Leisure	883,937	2.4%
Household Durables	106,542	0.3%
Household Products	584,393	1.6%
Industrial Conglomerates	812,599	2.2%
Insurance	299,273	0.8%
Internet & Direct Marketing Retail	1,913,803	5.2%
Internet Software & Services	3,120,093	8.6%
IT Services	2,301,779	6.3%
Leisure Products	51,646	0.1%
Life Sciences Tools & Services	310,107	0.8%
Machinery	670,941	1.8%
Media	1,663,837	4.5%
Metals & Mining	130,402	0.4%
Multiline Retail	111,902	0.3%
Multi-Utilities	124,656	0.3%
Oil, Gas & Consumable Fuels	565,490	1.5%
Personal Products	49,290	0.1%
Pharmaceuticals	1,731,200	4.7%
Professional Services	134,527	0.4%
Real Estate Management & Development	14,436	NM
Road & Rail	290,973	0.8%
Semiconductors & Semiconductor Equipment	1,885,105	5.1%
Software	3,006,721	8.3%
Specialty Retail	1,169,126	3.2%
Technology Hardware, Storage & Peripherals	2,436,742	6.6%
Textiles, Apparel & Luxury Goods	214,743	0.6%
Tobacco	699,294	1.9%
Trading Companies & Distributors	102,315	0.3%
Water Utilities	46,227	0.1%
Other**	62,597	0.2%
Total	$36,671,160	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

98 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (100.5%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	330	$5,544
Aaron’s, Inc. (Specialty Retail)	660	30,545
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	630	33,346
ACI Worldwide, Inc.* (Software)	660	15,292
Acxiom Corp.* (IT Services)	450	12,137
Adtalem Global Education, Inc. (Diversified Consumer Services)	600	19,500
AECOM Technology Corp.* (Construction & Engineering)	1,620	51,678
AGCO Corp. (Machinery)	690	49,776
Alexander & Baldwin, Inc. (Real Estate Management & Development)	210	8,805
Alleghany Corp.* (Insurance)	150	92,001
Allegheny Technologies, Inc. (Metals & Mining)	1,140	21,592
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,890	23,266
AMC Networks, Inc.*—Class A (Media)	210	13,430
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	570	27,326
American Eagle Outfitters, Inc. (Specialty Retail)	1,740	20,602
American Financial Group, Inc. (Insurance)	750	76,050
AptarGroup, Inc. (Containers & Packaging)	360	29,135
Aqua America, Inc. (Water Utilities)	870	29,041
ARRIS International PLC* (Communications Equipment)	1,140	31,874
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	930	75,599
Ashland Global Holdings, Inc. (Chemicals)	660	42,880
Aspen Insurance Holdings, Ltd. (Insurance)	630	30,744
Associated Banc-Corp. (Banks)	1,590	38,081
Atmos Energy Corp. (Gas Utilities)	1,080	93,702
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,290	49,510
Avon Products, Inc.* (Personal Products)	4,560	16,598
BancorpSouth, Inc. (Banks)	870	26,144
Bank of Hawaii Corp. (Banks)	120	10,040
Bed Bath & Beyond, Inc. (Specialty Retail)	1,500	44,849
Belden, Inc. (Electronic Equipment, Instruments & Components)	210	15,107
Bemis Co., Inc. (Containers & Packaging)	960	40,676
Big Lots, Inc. (Multiline Retail)	450	22,351
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	120	28,276
Black Hills Corp. (Multi-Utilities)	210	14,629
Brocade Communications Systems, Inc. (Communications Equipment)	1,500	18,945
Brunswick Corp. (Leisure Products)	930	52,647
Cabela’s, Inc.*—Class A (Specialty Retail)	240	13,675
Cabot Corp. (Chemicals)	660	35,858
Cadence Design Systems, Inc.* (Software)	810	29,890
CalAtlantic Group, Inc. (Household Durables)	750	26,325
Camden Property Trust (Equity Real Estate Investment Trusts)	420	37,674
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	870	21,071
Carpenter Technology Corp. (Metals & Mining)	480	19,406
Cars.com, Inc.* (Internet Software & Services)	750	18,225
Casey’s General Stores, Inc. (Food & Staples Retailing)	420	44,836
Catalent, Inc.* (Pharmaceuticals)	750	26,025
Cathay General Bancorp, Inc. (Banks)	780	29,211
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	180	17,676
Chemical Financial Corp. (Banks)	270	13,011
Ciena Corp.* (Communications Equipment)	1,470	37,853
Cinemark Holdings, Inc. (Media)	480	18,672
Clean Harbors, Inc.* (Commercial Services & Supplies)	540	30,672
CNO Financial Group, Inc. (Insurance)	1,770	40,498
Commercial Metals Co. (Metals & Mining)	1,200	22,320
Compass Minerals International, Inc. (Metals & Mining)	180	12,429
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,830	30,670
Convergys Corp. (IT Services)	570	13,663
Cooper Tire & Rubber Co. (Auto Components)	540	19,737
Core Laboratories N.V. (Energy Equipment & Services)	240	24,127
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,230	34,071
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	330	10,986
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	4,350	39,977
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	60	9,327
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,020	26,428
Cullen/Frost Bankers, Inc. (Banks)	300	27,234
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,980	28,116
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	390	23,287
Dana Holding Corp. (Auto Components)	1,500	35,580
Dean Foods Co. (Food Products)	930	13,950
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	150	9,729
Deluxe Corp. (Commercial Services & Supplies)	180	12,996
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	660	8,197
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	780	18,252
Dillard’s, Inc.—Class A (Multiline Retail)	240	17,717
Domtar Corp. (Paper & Forest Products)	660	25,780
Donaldson Co., Inc. (Machinery)	420	19,946
Dril-Quip, Inc.* (Energy Equipment & Services)	390	17,394
DST Systems, Inc. (IT Services)	630	34,587
Dycom Industries, Inc.* (Construction & Engineering)	150	13,590
East West Bancorp, Inc. (Banks)	540	30,769
Eaton Vance Corp. (Capital Markets)	450	22,091
Edgewell Personal Care Co.* (Personal Products)	600	43,320
EMCOR Group, Inc. (Construction & Engineering)	330	22,275
Endo International PLC* (Pharmaceuticals)	2,070	22,811
Energen Corp.* (Oil, Gas & Consumable Fuels)	570	30,370

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 99

Common Stocks, continued

	Shares	Value
Energizer Holdings, Inc. (Household Products)	240	$11,057
Ensco PLCADR—Class A (Energy Equipment & Services)	3,150	16,664
EPR Properties (Equity Real Estate Investment Trusts)	270	19,543
Esterline Technologies Corp.* (Aerospace & Defense)	300	28,950
F.N.B. Corp. (Banks)	3,360	46,032
FactSet Research Systems, Inc. (Capital Markets)	120	20,066
Federated Investors, Inc.—Class B (Capital Markets)	480	13,838
First American Financial Corp. (Insurance)	1,140	55,187
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	810	39,941
Flowers Foods, Inc. (Food Products)	1,920	33,773
Frontier Communications Corp. (Diversified Telecommunication Services)	810	12,401
FTI Consulting, Inc.* (Professional Services)	420	13,780
Fulton Financial Corp. (Banks)	900	16,425
GameStop Corp.—Class A (Specialty Retail)	1,050	22,775
GATX Corp. (Trading Companies & Distributors)	240	14,839
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	330	21,503
Genworth Financial, Inc.*—Class A (Insurance)	5,190	17,802
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	390	11,993
Graham Holdings Co.—Class B (Diversified Consumer Services)	60	35,544
Great Plains Energy, Inc. (Electric Utilities)	2,250	69,435
Greif, Inc.—Class A (Containers & Packaging)	270	15,144
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	690	8,708
Halyard Health, Inc.* (Health Care Equipment & Supplies)	480	19,306
Hancock Holding Co. (Banks)	870	40,020
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,140	37,609
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	360	11,988
Helen of Troy, Ltd.* (Household Durables)	270	27,203
Herman Miller, Inc. (Commercial Services & Supplies)	630	21,215
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	450	23,184
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	240	17,885
HNI Corp. (Commercial Services & Supplies)	180	6,795
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,830	52,776
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,710	49,692
HSN, Inc. (Internet & Direct Marketing Retail)	330	13,085
Hubbell, Inc. (Electrical Equipment)	210	24,946
IDACORP, Inc. (Electric Utilities)	510	44,044
Ingredion, Inc. (Food Products)	390	48,095
International Bancshares Corp. (Banks)	300	10,620
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	270	9,666
ITT, Inc. (Machinery)	930	38,130
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,890	57,644
Janus Henderson Group PLC* (Capital Markets)	1,860	62,292
JBG Smith Properties* (Equity Real Estate Investment Trusts)	450	15,966
JetBlue Airways Corp.* (Airlines)	3,450	75,659
John Wiley & Sons, Inc.—Class A (Media)	240	13,260
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	480	61,066
KB Home (Household Durables)	870	19,940
KBR, Inc. (Construction & Engineering)	1,500	22,380
Kemper Corp. (Insurance)	510	20,018
Kennametal, Inc. (Machinery)	450	16,605
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	810	33,688
Kirby Corp.* (Marine)	570	34,713
KLX, Inc.* (Aerospace & Defense)	540	28,037
Knowles Corp.* (Electronic Equipment, Instruments & Components)	930	14,090
Lamb Weston Holding, Inc. (Food Products)	540	23,749
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,170	34,562
Legg Mason, Inc. (Capital Markets)	900	36,009
Leidos Holdings, Inc. (IT Services)	1,500	80,160
Life Storage, Inc. (Equity Real Estate Investment Trusts)	480	35,059
LifePoint Health, Inc.* (Health Care Providers & Services)	420	24,948
LivaNova PLC* (Health Care Equipment & Supplies)	450	27,423
Live Nation Entertainment, Inc.* (Media)	660	24,598
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,500	37,665
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	360	9,446
Mallinckrodt PLC* (Pharmaceuticals)	1,020	46,717
Manhattan Associates, Inc.* (Software)	240	10,608
ManpowerGroup, Inc. (Professional Services)	690	73,934
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	510	12,373
MB Financial, Inc. (Banks)	330	13,497
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,780	49,063
MEDNAX, Inc.* (Health Care Providers & Services)	360	16,913
Mercury General Corp. (Insurance)	390	23,357
Meredith Corp. (Media)	180	10,701
Molina Healthcare, Inc.* (Health Care Providers & Services)	450	30,060
Murphy USA, Inc.* (Specialty Retail)	360	27,263
Nabors Industries, Ltd. (Energy Equipment & Services)	2,970	22,899
National Fuel Gas Co. (Gas Utilities)	390	23,092
National Instruments Corp. (Electronic Equipment, Instruments & Components)	570	23,450
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	660	26,387
NetScout Systems, Inc.* (Communications Equipment)	960	33,120
NeuStar, Inc.*—Class A (IT Services)	570	19,038

See accompanying notes to the financial statements.

100 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
New Jersey Resources Corp. (Gas Utilities)	900	$37,935
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	5,070	66,569
NewMarket Corp. (Chemicals)	30	13,803
NorthWestern Corp. (Multi-Utilities)	510	29,473
NOW, Inc.* (Trading Companies & Distributors)	1,110	17,682
Nu Skin Enterprises, Inc.—Class A (Personal Products)	150	9,504
Oceaneering International, Inc. (Energy Equipment & Services)	1,020	26,163
Office Depot, Inc. (Specialty Retail)	5,370	31,522
OGE Energy Corp. (Electric Utilities)	2,070	74,229
Oil States International, Inc.* (Energy Equipment & Services)	540	13,419
Old Republic International Corp. (Insurance)	2,550	50,031
Olin Corp. (Chemicals)	1,710	50,411
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,040	64,443
ONE Gas, Inc. (Gas Utilities)	540	39,301
Orbital ATK, Inc. (Aerospace & Defense)	600	61,308
Oshkosh Corp. (Machinery)	360	24,790
Owens & Minor, Inc. (Health Care Providers & Services)	630	20,305
Owens-Illinois, Inc.* (Containers & Packaging)	1,680	40,152
PacWest Bancorp (Banks)	1,230	59,066
PAREXEL International Corp.* (Life Sciences Tools & Services)	270	23,630
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	930	17,986
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,140	25,958
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,920	30,221
Plantronics, Inc. (Communications Equipment)	120	5,422
PNM Resources, Inc. (Electric Utilities)	840	33,474
Polaris Industries, Inc. (Leisure Products)	330	29,588
PolyOne Corp. (Chemicals)	840	30,727
Potlatch Corp. (Equity Real Estate Investment Trusts)	150	7,178
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	240	12,871
Prosperity Bancshares, Inc. (Banks)	720	46,152
PTC, Inc.* (Software)	360	19,868
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,560	13,369
Quality Care Properties* (Equity Real Estate Investment Trusts)	960	16,147
Rayonier, Inc. (Equity Real Estate Investment Trusts)	750	21,803
Regal Beloit Corp. (Electrical Equipment)	450	37,507
Reinsurance Group of America, Inc. (Insurance)	660	92,532
Reliance Steel & Aluminum Co. (Metals & Mining)	750	54,270
RenaissanceRe Holdings, Ltd. (Insurance)	240	35,258
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	1,320	15,404
RPM International, Inc. (Chemicals)	540	28,010
Ryder System, Inc. (Road & Rail)	570	41,473
Sabre Corp. (IT Services)	1,110	24,564
Sally Beauty Holdings, Inc.* (Specialty Retail)	630	12,745
SEI Investments Co. (Capital Markets)	540	30,515
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	2,460	47,847
Sensient Technologies Corp. (Chemicals)	180	13,385
Service Corp. International (Diversified Consumer Services)	750	26,048
Signature Bank* (Banks)	180	24,944
Silgan Holdings, Inc. (Containers & Packaging)	780	23,634
SM Energy Co. (Oil, Gas & Consumable Fuels)	540	9,391
Snyder’s-Lance, Inc. (Food Products)	900	31,311
Sonoco Products Co. (Containers & Packaging)	480	23,270
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	2,310	13,167
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	690	16,608
Steel Dynamics, Inc. (Metals & Mining)	840	29,744
STERIS PLC (Health Care Equipment & Supplies)	870	71,209
Stifel Financial Corp.* (Capital Markets)	720	36,612
Superior Energy Services, Inc.* (Energy Equipment & Services)	930	10,007
SVB Financial Group* (Banks)	210	37,472
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	360	18,940
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	300	35,676
Synovus Financial Corp. (Banks)	630	27,392
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	300	7,929
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	270	15,355
TCF Financial Corp. (Banks)	1,770	27,895
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	360	36,864
TEGNA, Inc. (Media)	2,220	32,922
Teledyne Technologies, Inc.* (Aerospace & Defense)	120	16,361
Teleflex, Inc. (Health Care Equipment & Supplies)	210	43,515
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	960	27,293
Tempur Sealy International, Inc.* (Household Durables)	210	12,111
Tenet Healthcare Corp.* (Health Care Providers & Services)	840	14,574
Teradata Corp.* (IT Services)	1,350	42,957
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	900	31,131
Terex Corp. (Machinery)	1,020	40,157
Texas Capital Bancshares, Inc.* (Banks)	180	14,103
The Boston Beer Co., Inc.*—Class A (Beverages)	30	4,704
The Chemours Co. (Chemicals)	870	41,421
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	630	18,491
The Hain Celestial Group, Inc.* (Food Products)	1,080	48,287
The Hanover Insurance Group, Inc. (Insurance)	450	42,687
The Michaels Cos., Inc.* (Specialty Retail)	540	10,876
The New York Times Co.—Class A (Media)	1,260	23,940
The Timken Co. (Machinery)	720	32,760
Toll Brothers, Inc. (Household Durables)	1,530	59,042

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 101

Common Stocks, continued

	Shares	Value
Tootsie Roll Industries, Inc. (Food Products)	60	$2,232
Transocean, Ltd.* (Energy Equipment & Services)	4,020	34,773
TreeHouse Foods, Inc.* (Food Products)	600	50,897
TRI Pointe Group, Inc.* (Household Durables)	1,650	21,945
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	930	34,810
Trinity Industries, Inc. (Machinery)	1,590	43,581
Trustmark Corp. (Banks)	390	12,464
Tupperware Brands Corp. (Household Durables)	300	18,213
UGI Corp. (Gas Utilities)	1,800	90,846
UMB Financial Corp. (Banks)	150	10,449
Umpqua Holdings Corp. (Banks)	2,280	42,271
United Bankshares, Inc. (Banks)	600	20,700
United Natural Foods, Inc.* (Food & Staples Retailing)	510	19,650
United States Steel Corp. (Metals & Mining)	900	21,141
United Therapeutics Corp.* (Biotechnology)	150	19,260
Urban Edge Properties (Equity Real Estate Investment Trusts)	360	9,047
Valley National Bancorp (Banks)	2,730	32,432
Valmont Industries, Inc. (Construction & Engineering)	120	18,324
Valvoline, Inc. (Chemicals)	1,020	23,123
Vectren Corp. (Multi-Utilities)	870	52,295
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,170	22,827
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	420	14,809
ViaSat, Inc.* (Communications Equipment)	180	11,896
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,380	24,633
W.R. Berkley Corp. (Insurance)	1,020	70,349
Wabtec Corp. (Machinery)	300	22,608
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,920	17,318
Watsco, Inc. (Trading Companies & Distributors)	120	18,093
Webster Financial Corp. (Banks)	330	17,137
Werner Enterprises, Inc. (Road & Rail)	450	13,343
Westar Energy, Inc. (Electric Utilities)	600	30,450
WGL Holdings, Inc. (Gas Utilities)	270	23,144
Williams-Sonoma, Inc. (Specialty Retail)	840	39,001
Wintrust Financial Corp. (Banks)	570	42,927
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	720	23,285
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,950	21,021
TOTAL COMMON STOCKS (Cost $5,991,543)		8,277,234
TOTAL INVESTMENT SECURITIES (Cost $5,991,543)—100.5%		8,277,234
Net other assets (liabilities)—(0.5)%		(42,073)
NET ASSETS—100.0%		$8,235,161

*                 Non-income producing security.

ADR    American Depositary Receipt

Mid-Cap Value ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$134,656	1.6%
Airlines	75,659	0.9%
Auto Components	55,317	0.7%
Banks	716,488	8.8%
Beverages	4,704	0.1%
Biotechnology	19,260	0.2%
Capital Markets	221,423	2.7%
Chemicals	279,618	3.4%
Commercial Services & Supplies	101,899	1.2%
Communications Equipment	139,110	1.7%
Construction & Engineering	128,247	1.6%
Containers & Packaging	172,011	2.1%
Diversified Consumer Services	81,092	1.0%
Diversified Telecommunication Services	12,401	0.2%
Electric Utilities	289,241	3.5%
Electrical Equipment	62,453	0.8%
Electronic Equipment, Instruments & Components	423,898	5.1%
Energy Equipment & Services	207,033	2.5%
Equity Real Estate Investment Trusts	694,840	8.4%
Food & Staples Retailing	81,094	1.0%
Food Products	252,295	3.1%
Gas Utilities	308,018	3.7%
Health Care Equipment & Supplies	191,332	2.3%
Health Care Providers & Services	140,146	1.7%
Health Care Technology	23,266	0.3%
Hotels, Restaurants & Leisure	18,993	0.2%
Household Durables	184,779	2.2%
Household Products	11,057	0.1%
Insurance	646,513	7.9%
Internet & Direct Marketing Retail	13,085	0.2%
Internet Software & Services	18,225	0.2%
IT Services	227,106	2.8%
Leisure Products	82,235	1.0%
Life Sciences Tools & Services	69,582	0.8%
Machinery	288,354	3.5%
Marine	34,713	0.4%
Media	137,523	1.7%
Metals & Mining	180,902	2.2%
Multiline Retail	40,068	0.5%
Multi-Utilities	96,397	1.2%
Oil, Gas & Consumable Fuels	241,088	2.9%
Paper & Forest Products	63,445	0.8%
Personal Products	69,422	0.8%
Pharmaceuticals	108,424	1.3%
Professional Services	87,714	1.1%
Real Estate Management & Development	69,871	0.8%
Road & Rail	76,319	0.9%
Semiconductors & Semiconductor Equipment	159,365	1.9%
Software	75,658	0.9%
Specialty Retail	253,853	3.1%
Technology Hardware, Storage & Peripherals	23,796	0.3%
Textiles, Apparel & Luxury Goods	9,729	0.1%
Thrifts & Mortgage Finance	66,569	0.8%
Trading Companies & Distributors	50,614	0.6%
Water Utilities	29,041	0.4%
Wireless Telecommunication Services	27,293	0.3%
Other**	(42,073)	(0.5)%
Total	$8,235,161	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

102 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (100.0%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	945	$15,876
ABIOMED, Inc.* (Health Care Equipment & Supplies)	504	74,637
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	189	10,004
ACI Worldwide, Inc.* (Software)	693	16,057
Acxiom Corp.* (IT Services)	441	11,894
Akorn, Inc.* (Pharmaceuticals)	1,071	36,007
Alexander & Baldwin, Inc. (Real Estate Management & Development)	315	13,208
AMC Networks, Inc.*—Class A (Media)	441	28,202
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	945	45,303
AptarGroup, Inc. (Containers & Packaging)	378	30,592
Aqua America, Inc. (Water Utilities)	1,134	37,853
ARRIS International PLC* (Communications Equipment)	945	26,422
Avis Budget Group, Inc.* (Road & Rail)	1,008	31,026
Bank of Hawaii Corp. (Banks)	378	31,627
Bank of the Ozarks, Inc. (Banks)	1,512	65,243
Belden, Inc. (Electronic Equipment, Instruments & Components)	252	18,129
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	126	29,689
Bio-Techne Corp. (Life Sciences Tools & Services)	441	51,116
Bioverativ, Inc.* (Biotechnology)	1,323	81,987
Black Hills Corp. (Multi-Utilities)	378	26,331
Blackbaud, Inc. (Software)	567	52,357
Brinker International, Inc. (Hotels, Restaurants & Leisure)	567	20,111
Broadridge Financial Solutions, Inc. (IT Services)	1,449	109,921
Brocade Communications Systems, Inc. (Communications Equipment)	3,276	41,376
Brown & Brown, Inc. (Insurance)	1,386	61,816
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	189	20,318
Cabela’s, Inc.*—Class A (Specialty Retail)	378	21,538
Cable One, Inc. (Media)	63	47,875
Cadence Design Systems, Inc.* (Software)	2,457	90,663
Camden Property Trust (Equity Real Estate Investment Trusts)	567	50,860
Carlisle Cos., Inc. (Industrial Conglomerates)	819	79,926
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	567	49,176
Catalent, Inc.* (Pharmaceuticals)	630	21,861
CDK Global, Inc. (Software)	1,764	116,035
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	378	37,120
Chemical Financial Corp. (Banks)	567	27,324
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	126	23,568
Cinemark Holdings, Inc. (Media)	756	29,408
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	756	46,449
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,071	101,810
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	315	83,475
Commerce Bancshares, Inc. (Banks)	1,071	62,161
CommVault Systems, Inc.* (Software)	504	30,013
Compass Minerals International, Inc. (Metals & Mining)	189	13,050
Convergys Corp. (IT Services)	504	12,081
Copart, Inc.* (Commercial Services & Supplies)	2,520	79,355
Core Laboratories N.V. (Energy Equipment & Services)	252	25,333
CoreLogic, Inc.* (IT Services)	1,008	45,914
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	819	27,265
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	189	29,380
Crane Co. (Machinery)	630	47,565
Cullen/Frost Bankers, Inc. (Banks)	378	34,315
Curtiss-Wright Corp. (Aerospace & Defense)	567	54,670
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,701	24,154
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	504	30,094
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	1,134	63,890
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	189	12,259
Deluxe Corp. (Commercial Services & Supplies)	378	27,292
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,071	39,992
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	567	105,745
Donaldson Co., Inc. (Machinery)	1,134	53,854
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,764	67,491
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,134	60,136
Dycom Industries, Inc.* (Construction & Engineering)	189	17,123
Eagle Materials, Inc. (Construction Materials)	567	53,355
East West Bancorp, Inc. (Banks)	1,134	64,615
Eaton Vance Corp. (Capital Markets)	882	43,297
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	882	33,119
EMCOR Group, Inc. (Construction & Engineering)	378	25,516
Energen Corp.* (Oil, Gas & Consumable Fuels)	504	26,853
Energizer Holdings, Inc. (Household Products)	441	20,317
EnerSys (Electrical Equipment)	504	36,424
EPR Properties (Equity Real Estate Investment Trusts)	504	36,480
FactSet Research Systems, Inc. (Capital Markets)	378	63,209
Fair Isaac Corp. (Software)	378	53,884
Federated Investors, Inc.—Class B (Capital Markets)	567	16,347
First Horizon National Corp. (Banks)	2,835	49,414
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,449	44,223
Fortinet, Inc.* (Software)	1,827	67,435
Fulton Financial Corp. (Banks)	1,071	19,546
GATX Corp. (Trading Companies & Distributors)	189	11,686

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 103

Common Stocks, continued

	Shares	Value
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	378	$24,630
Gentex Corp. (Auto Components)	3,528	60,047
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	441	13,561
Graco, Inc. (Machinery)	693	80,416
Granite Construction, Inc. (Construction & Engineering)	504	24,706
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,134	14,311
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,008	33,566
HealthSouth Corp. (Health Care Providers & Services)	1,071	45,582
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	693	35,703
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	441	32,863
HNI Corp. (Commercial Services & Supplies)	315	11,891
Home BancShares, Inc. (Banks)	1,512	37,498
Hubbell, Inc. (Electrical Equipment)	378	44,903
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	567	116,865
IDEX Corp. (Machinery)	945	110,130
INC Research Holdings, Inc.*—Class A (Life Sciences Tools & Services)	630	34,650
Ingredion, Inc. (Food Products)	441	54,384
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,638	42,817
InterDigital, Inc. (Communications Equipment)	441	32,127
International Bancshares Corp. (Banks)	378	13,381
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	441	67,314
j2 Global, Inc. (Internet Software & Services)	567	47,985
Jack Henry & Associates, Inc. (IT Services)	945	101,417
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	378	35,063
JBG Smith Properties* (Equity Real Estate Investment Trusts)	504	17,882
John Wiley & Sons, Inc.—Class A (Media)	252	13,923
Kennametal, Inc. (Machinery)	441	16,273
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,260	52,403
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,197	83,083
Knight Transportation, Inc. (Road & Rail)	819	29,197
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	1,008	71,134
Lamb Weston Holding, Inc. (Food Products)	1,071	47,103
Lancaster Colony Corp. (Food Products)	252	30,900
Landstar System, Inc. (Road & Rail)	504	41,908
Lennox International, Inc. (Building Products)	441	75,411
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,827	76,770
Lincoln Electric Holdings, Inc. (Machinery)	756	65,969
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	252	45,405
Live Nation Entertainment, Inc.* (Media)	819	30,524
LogMeIn, Inc. (Internet Software & Services)	630	73,364
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	693	18,184
Manhattan Associates, Inc.* (Software)	567	25,061
MarketAxess Holdings, Inc. (Capital Markets)	441	89,474
Masimo Corp.* (Health Care Equipment & Supplies)	567	53,638
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	504	12,227
MAXIMUS, Inc. (IT Services)	819	49,435
MB Financial, Inc. (Banks)	504	20,614
MDU Resources Group, Inc. (Multi-Utilities)	2,394	63,082
Medidata Solutions, Inc.* (Health Care Technology)	693	53,229
MEDNAX, Inc.* (Health Care Providers & Services)	693	32,557
Meredith Corp. (Media)	252	14,981
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,386	72,183
Minerals Technologies, Inc. (Chemicals)	441	31,223
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	441	45,123
MSA Safety, Inc. (Commercial Services & Supplies)	378	30,300
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	567	40,376
MSCI, Inc.—Class A (Capital Markets)	1,134	123,550
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,079	55,260
National Fuel Gas Co. (Gas Utilities)	567	33,572
National Instruments Corp. (Electronic Equipment, Instruments & Components)	630	25,918
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,071	42,819
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,449	54,845
NewMarket Corp. (Chemicals)	63	28,987
Nordson Corp. (Machinery)	630	80,010
Nu Skin Enterprises, Inc.—Class A (Personal Products)	441	27,942
NuVasive, Inc.* (Health Care Equipment & Supplies)	630	41,448
NVR, Inc.* (Household Durables)	63	164,458
Old Dominion Freight Line, Inc. (Road & Rail)	819	78,551
Oshkosh Corp. (Machinery)	504	34,705
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	315	22,469
PAREXEL International Corp.* (Life Sciences Tools & Services)	315	27,569
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	945	18,276
Pinnacle Financial Partners, Inc. (Banks)	882	56,360
Plantronics, Inc. (Communications Equipment)	252	11,385
Polaris Industries, Inc. (Leisure Products)	315	28,243
Pool Corp. (Distributors)	504	54,492
Post Holdings, Inc.* (Food Products)	819	68,141
Potlatch Corp. (Equity Real Estate Investment Trusts)	315	15,073
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	378	20,272
Primerica, Inc. (Insurance)	567	45,955

See accompanying notes to the financial statements.

104 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
PTC, Inc.* (Software)	1,008	$55,632
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,134	9,718
Rayonier, Inc. (Equity Real Estate Investment Trusts)	693	20,146
RenaissanceRe Holdings, Ltd. (Insurance)	252	37,021
Rollins, Inc. (Commercial Services & Supplies)	1,197	51,962
Royal Gold, Inc. (Metals & Mining)	819	70,974
RPM International, Inc. (Chemicals)	1,008	52,285
Sabre Corp. (IT Services)	1,197	26,490
Sally Beauty Holdings, Inc.* (Specialty Retail)	945	19,117
Science Applications International Corp. (IT Services)	504	35,487
SEI Investments Co. (Capital Markets)	1,008	56,962
Sensient Technologies Corp. (Chemicals)	315	23,423
Service Corp. International (Diversified Consumer Services)	1,449	50,323
Signature Bank* (Banks)	441	61,114
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	504	37,850
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,638	46,011
SLM Corp.* (Consumer Finance)	5,292	58,635
SM Energy Co. (Oil, Gas & Consumable Fuels)	567	9,860
Sonoco Products Co. (Containers & Packaging)	630	30,542
Sotheby’s*—Class A (Diversified Consumer Services)	567	32,087
Southwest Gas Corp. (Gas Utilities)	567	45,417
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,465	19,751
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	756	18,197
Steel Dynamics, Inc. (Metals & Mining)	1,953	69,156
Superior Energy Services, Inc.* (Energy Equipment & Services)	756	8,135
SVB Financial Group* (Banks)	378	67,450
Synovus Financial Corp. (Banks)	756	32,871
Take-Two Interactive Software, Inc.* (Software)	1,260	100,145
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	819	21,646
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	378	21,497
Teledyne Technologies, Inc.* (Aerospace & Defense)	315	42,947
Teleflex, Inc. (Health Care Equipment & Supplies)	315	65,274
Tempur Sealy International, Inc.* (Household Durables)	315	18,166
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,386	47,942
Texas Capital Bancshares, Inc.* (Banks)	378	29,616
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	819	38,739
The Boston Beer Co., Inc.*—Class A (Beverages)	63	9,878
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	567	26,978
The Chemours Co. (Chemicals)	1,197	56,990
The Dun & Bradstreet Corp. (Professional Services)	441	48,845
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	819	24,038
The Michaels Cos., Inc.* (Specialty Retail)	630	12,688
The Scotts Miracle-Gro Co.—Class A (Chemicals)	567	54,426
The Toro Co. (Machinery)	1,323	94,052
The Ultimate Software Group, Inc.* (Software)	378	85,318
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,331	35,991
Thor Industries, Inc. (Automobiles)	567	59,733
Tootsie Roll Industries, Inc. (Food Products)	126	4,687
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,016	75,459
Trustmark Corp. (Banks)	378	12,081
Tupperware Brands Corp. (Household Durables)	252	15,299
Tyler Technologies, Inc.* (Software)	441	75,768
UMB Financial Corp. (Banks)	378	26,331
United Bankshares, Inc. (Banks)	567	19,562
United States Steel Corp. (Metals & Mining)	1,071	25,158
United Therapeutics Corp.* (Biotechnology)	378	48,535
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,953	49,997
Urban Edge Properties (Equity Real Estate Investment Trusts)	756	18,998
Urban Outfitters, Inc.* (Specialty Retail)	1,071	20,981
Valmont Industries, Inc. (Construction & Engineering)	126	19,240
Valvoline, Inc. (Chemicals)	1,323	29,992
VCA, Inc.* (Health Care Providers & Services)	1,008	93,321
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	819	28,878
ViaSat, Inc.* (Communications Equipment)	441	29,146
Wabtec Corp. (Machinery)	693	52,224
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,071	35,825
Watsco, Inc. (Trading Companies & Distributors)	252	37,994
WebMD Health Corp.* (Internet Software & Services)	441	29,216
Webster Financial Corp. (Banks)	693	35,987
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,449	47,035
WellCare Health Plans, Inc.* (Health Care Providers & Services)	567	100,353
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	882	78,234
Westar Energy, Inc. (Electric Utilities)	1,071	54,353
WEX, Inc.* (IT Services)	441	47,928
WGL Holdings, Inc. (Gas Utilities)	315	27,002
Woodward, Inc. (Machinery)	693	48,468
Worthington Industries, Inc. (Metals & Mining)	567	28,730
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,583	27,845
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	630	64,084
TOTAL COMMON STOCKS (Cost $7,798,038)		10,392,324
TOTAL INVESTMENT SECURITIES (Cost $7,798,038)—100.0%		10,392,324
Net other assets (liabilities)—NM		(1,217)
NET ASSETS—100.0%		$10,391,107

*  Non-income producing security.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 105

Mid-Cap Growth ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$214,482	2.1%
Auto Components	60,047	0.6%
Automobiles	59,733	0.6%
Banks	767,109	7.3%
Beverages	9,878	0.1%
Biotechnology	130,522	1.3%
Building Products	75,411	0.7%
Capital Markets	392,839	3.8%
Chemicals	277,326	2.7%
Commercial Services & Supplies	200,800	1.9%
Communications Equipment	140,456	1.4%
Construction & Engineering	86,585	0.8%
Construction Materials	53,355	0.5%
Consumer Finance	58,635	0.6%
Containers & Packaging	61,134	0.6%
Distributors	54,492	0.5%
Diversified Consumer Services	82,410	0.8%
Electric Utilities	54,353	0.5%
Electrical Equipment	81,327	0.8%
Electronic Equipment, Instruments & Components	533,997	5.1%
Energy Equipment & Services	51,744	0.5%
Equity Real Estate Investment Trusts	996,295	9.5%
Food & Staples Retailing	18,197	0.2%
Food Products	205,215	2.0%
Gas Utilities	105,991	1.0%
Health Care Equipment & Supplies	359,655	3.5%
Health Care Providers & Services	281,817	2.7%
Health Care Technology	53,229	0.5%
Hotels, Restaurants & Leisure	418,498	4.0%
Household Durables	197,923	1.9%
Household Products	20,317	0.2%
Industrial Conglomerates	79,926	0.8%
Insurance	144,792	1.4%
Internet Software & Services	150,565	1.4%
IT Services	440,567	4.2%
Leisure Products	28,243	0.3%
Life Sciences Tools & Services	180,144	1.7%
Machinery	683,667	6.6%
Media	164,913	1.6%
Metals & Mining	207,068	2.0%
Multi-Utilities	89,413	0.9%
Oil, Gas & Consumable Fuels	175,825	1.7%
Personal Products	27,942	0.3%
Pharmaceuticals	78,140	0.8%
Professional Services	48,845	0.5%
Real Estate Management & Development	13,208	0.1%
Road & Rail	205,312	2.0%
Semiconductors & Semiconductor Equipment	345,396	3.3%
Software	768,369	7.3%
Specialty Retail	114,316	1.1%
Technology Hardware, Storage & Peripherals	70,721	0.7%
Textiles, Apparel & Luxury Goods	107,446	1.0%
Thrifts & Mortgage Finance	35,825	0.3%
Trading Companies & Distributors	90,056	0.9%
Water Utilities	37,853	0.4%
Other**	(1,217)	NM
Total	$10,391,107	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

106 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (100.9%)

	Shares	Value
A. Schulman, Inc. (Chemicals)	650	$17,095
AAR Corp. (Aerospace & Defense)	1,250	46,750
Abaxis, Inc. (Health Care Equipment & Supplies)	350	16,450
Abercrombie & Fitch Co.—Class A (Specialty Retail)	2,650	26,076
ABM Industries, Inc. (Commercial Services & Supplies)	1,100	49,081
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,850	55,019
Aceto Corp. (Health Care Providers & Services)	1,150	19,412
Acorda Therapeutics, Inc.* (Biotechnology)	1,800	38,970
Actuant Corp.—Class A (Machinery)	1,200	29,040
ADTRAN, Inc. (Communications Equipment)	700	16,415
AdvanSix, Inc.* (Chemicals)	1,200	40,176
Aegion Corp.* (Construction & Engineering)	1,300	31,122
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,050	24,623
Aerovironment, Inc.* (Aerospace & Defense)	400	15,116
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	600	6,036
AK Steel Holding Corp.* (Metals & Mining)	5,350	30,281
Alamo Group, Inc. (Machinery)	150	13,952
Albany International Corp.—Class A (Machinery)	450	24,075
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	850	18,479
ALLETE, Inc. (Electric Utilities)	1,950	142,876
Almost Family, Inc.* (Health Care Providers & Services)	450	22,253
Amedisys, Inc.* (Health Care Providers & Services)	1,100	52,095
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	3,250	47,905
American Equity Investment Life Holding Co. (Insurance)	3,450	92,391
American Public Education, Inc.* (Diversified Consumer Services)	650	13,845
American States Water Co. (Water Utilities)	750	37,088
American Vanguard Corp. (Chemicals)	1,000	17,700
American Woodmark Corp.* (Building Products)	250	24,538
AMERISAFE, Inc. (Insurance)	300	17,325
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	450	7,776
Analogic Corp. (Health Care Equipment & Supplies)	250	17,550
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,350	21,938
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	200	10,232
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	1,100	86,624
Apogee Enterprises, Inc. (Building Products)	450	23,441
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	2,700	48,681
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	500	28,250
Applied Optoelectronics, Inc.* (Communications Equipment)	450	43,871
ArcBest Corp. (Road & Rail)	950	26,410
Archrock, Inc. (Energy Equipment & Services)	1,550	16,973
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,000	13,260
Asbury Automotive Group, Inc.* (Specialty Retail)	750	40,500
Ascena Retail Group, Inc.* (Specialty Retail)	6,550	15,327
Astoria Financial Corp. (Thrifts & Mortgage Finance)	3,550	71,639
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,000	59,400
ATN International, Inc. (Diversified Telecommunication Services)	200	11,600
Atwood Oceanics, Inc.* (Energy Equipment & Services)	2,900	22,794
Avista Corp. (Multi-Utilities)	2,500	131,525
AZZ, Inc. (Electrical Equipment)	350	17,745
Banc of California, Inc. (Banks)	1,950	40,073
Bank Mutual Corp. (Thrifts & Mortgage Finance)	700	6,965
Banner Corp. (Banks)	1,000	57,769
Barnes & Noble Education, Inc.* (Specialty Retail)	1,500	10,845
Barnes & Noble, Inc. (Specialty Retail)	2,150	17,523
Barnes Group, Inc. (Machinery)	850	51,153
Bel Fuse, Inc.—Class B (Communications Equipment)	150	3,788
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,950	65,618
Big 5 Sporting Goods Corp. (Specialty Retail)	700	7,525
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	50	18,716
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	1,550	5,239
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	700	24,710
Black Box Corp. (Communications Equipment)	600	4,740
Blucora, Inc.* (Internet Software & Services)	1,550	34,720
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	350	24,213
Boise Cascade Co.* (Paper & Forest Products)	1,500	45,525
Boston Private Financial Holdings, Inc. (Banks)	1,350	20,723
Bottomline Technologies, Inc.* (Software)	700	19,936
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	3,200	80,191
Brady Corp.—Class A (Commercial Services & Supplies)	500	16,600
Briggs & Stratton Corp. (Machinery)	1,650	38,643
Bristow Group, Inc. (Energy Equipment & Services)	1,250	9,213
Brookline Bancorp, Inc. (Banks)	1,100	16,335
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,300	31,928
CACI International, Inc.*—Class A (IT Services)	950	118,844
CalAmp Corp.* (Communications Equipment)	800	15,280
Caleres, Inc. (Specialty Retail)	1,650	45,011
Calgon Carbon Corp. (Chemicals)	1,950	31,200
Callaway Golf Co. (Leisure Products)	1,600	20,368
Cal-Maine Foods, Inc.* (Food Products)	1,150	43,873
Cambrex Corp.* (Life Sciences Tools & Services)	400	24,400

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 107

Common Stocks, continued

	Shares	Value
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	3,700	$36,186
CARBO Ceramics, Inc.* (Energy Equipment & Services)	800	5,656
Career Education Corp.* (Diversified Consumer Services)	1,000	8,410
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,150	18,124
Cavco Industries, Inc.* (Household Durables)	350	45,640
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	5,100	44,829
CDI Corp.* (Professional Services)	550	4,538
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,950	15,281
Century Aluminum Co.* (Metals & Mining)	1,950	32,721
Chart Industries, Inc.* (Machinery)	600	20,400
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	750	15,510
Chemed Corp. (Health Care Providers & Services)	300	59,249
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	2,350	59,291
Chico’s FAS, Inc. (Specialty Retail)	2,600	23,790
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	700	13,055
CIRCOR International, Inc. (Machinery)	300	15,018
City Holding Co. (Banks)	300	19,689
Clearwater Paper Corp.* (Paper & Forest Products)	650	31,948
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,900	10,034
Coca-Cola Bottling Co. (Beverages)	100	24,009
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	1,000	18,220
Columbia Banking System, Inc. (Banks)	1,050	41,832
Comfort Systems USA, Inc. (Construction & Engineering)	1,450	48,285
Community Bank System, Inc. (Banks)	800	43,920
Community Health Systems, Inc.* (Health Care Providers & Services)	4,450	31,818
Computer Programs & Systems, Inc. (Health Care Technology)	400	12,260
Comtech Telecommunications Corp. (Communications Equipment)	900	16,200
CONMED Corp. (Health Care Equipment & Supplies)	950	48,754
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	900	16,200
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	550	3,300
Cooper-Standard Holding, Inc.* (Auto Components)	700	71,582
Core-Mark Holding Co., Inc. (Distributors)	1,800	66,006
CorVel Corp.* (Health Care Providers & Services)	200	9,510
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	1,550	31,930
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	2,850	22,629
CSG Systems International, Inc. (IT Services)	500	20,675
Cubic Corp. (Aerospace & Defense)	950	45,268
CVB Financial Corp. (Banks)	1,650	35,541
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	1,550	15,159
Darling Ingredients, Inc.* (Food Products)	6,400	104,128
Deltic Timber Corp. (Paper & Forest Products)	150	10,820
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	9,250	13,505
Depomed, Inc.* (Pharmaceuticals)	1,050	10,826
DHI Group, Inc.* (Internet Software & Services)	1,250	2,750
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	3,750	43,800
Digi International, Inc.* (Communications Equipment)	1,050	10,973
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	500	10,400
DineEquity, Inc. (Hotels, Restaurants & Leisure)	350	14,399
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,500	39,795
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	1,700	26,979
Donnelley Financial Solutions, Inc.* (Capital Markets)	1,000	23,200
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	850	10,710
DSW, Inc.—Class A (Specialty Retail)	1,950	35,178
DXP Enterprises, Inc.* (Trading Companies & Distributors)	600	17,154
Echo Global Logistics, Inc.* (Air Freight & Logistics)	1,050	14,333
eHealth, Inc.* (Insurance)	650	11,057
El Paso Electric Co. (Electric Utilities)	1,550	80,445
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	350	4,550
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	1,300	11,245
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	900	43,722
Emergent BioSolutions, Inc.* (Biotechnology)	750	27,278
Employers Holdings, Inc. (Insurance)	1,250	54,188
Encore Capital Group, Inc.* (Consumer Finance)	900	36,090
Encore Wire Corp. (Electrical Equipment)	800	35,680
Engility Holdings, Inc.* (Aerospace & Defense)	700	20,419
Enova International, Inc.* (Consumer Finance)	900	13,050
EnPro Industries, Inc. (Machinery)	400	30,808
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	250	20,225
Era Group, Inc.* (Energy Equipment & Services)	750	6,570
Essendant, Inc. (Commercial Services & Supplies)	1,450	18,096
Ethan Allen Interiors, Inc. (Household Durables)	450	14,423
ExlService Holdings, Inc.* (IT Services)	450	25,898
Exponent, Inc. (Professional Services)	350	22,820
Express, Inc.* (Specialty Retail)	3,050	18,483
Exterran Corp.* (Energy Equipment & Services)	1,250	34,612
EZCORP, Inc.*—Class A (Consumer Finance)	1,900	14,820
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	300	11,850
Federal Signal Corp. (Machinery)	2,300	42,550
Fidelity Southern Corp. (Banks)	850	17,901

See accompanying notes to the financial statements.

108 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	1,050	$17,640
Financial Engines, Inc. (Capital Markets)	800	30,760
First Commonwealth Financial Corp. (Banks)	1,200	15,636
First Financial Bancorp (Banks)	850	21,760
First Midwest Bancorp, Inc. (Banks)	1,300	28,873
FirstCash, Inc. (Consumer Finance)	1,850	107,577
Flotek Industries, Inc.* (Chemicals)	1,200	10,104
Forestar Group, Inc.* (Real Estate Management & Development)	1,300	22,295
Forward Air Corp. (Air Freight & Logistics)	400	20,732
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,650	18,563
Franklin Electric Co., Inc. (Machinery)	700	28,280
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	2,000	21,140
Fred’s, Inc.—Class A (Multiline Retail)	1,400	9,478
FTD Cos., Inc.* (Internet & Direct Marketing Retail)	650	12,773
FutureFuel Corp. (Chemicals)	900	13,104
Gannett Co., Inc. (Media)	4,400	39,468
General Cable Corp. (Electrical Equipment)	1,900	36,670
General Communication, Inc.*—Class A (Diversified Telecommunication Services)	1,050	44,803
Genesco, Inc.* (Specialty Retail)	750	24,075
Gentherm, Inc.* (Auto Components)	1,400	46,830
Geospace Technologies Corp.* (Energy Equipment & Services)	300	4,617
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,700	44,250
Glacier Bancorp, Inc. (Banks)	900	31,428
Government Properties Income Trust (Equity Real Estate Investment Trusts)	3,700	65,601
Great Western Bancorp, Inc. (Banks)	950	37,060
Green Dot Corp.*—Class A (Consumer Finance)	850	34,204
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	1,450	28,638
Greenhill & Co., Inc. (Capital Markets)	600	11,100
Group 1 Automotive, Inc. (Specialty Retail)	750	44,662
GUESS?, Inc. (Specialty Retail)	2,350	30,691
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	550	6,270
H.B. Fuller Co. (Chemicals)	1,950	100,463
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,000	41,130
Harmonic, Inc.* (Communications Equipment)	3,100	12,710
Harsco Corp.* (Machinery)	1,600	24,720
Haverty Furniture Cos., Inc. (Specialty Retail)	750	16,688
Hawkins, Inc. (Chemicals)	150	6,743
Haynes International, Inc. (Metals & Mining)	500	15,640
HCI Group, Inc. (Insurance)	300	13,527
Healthcare Services Group, Inc. (Commercial Services & Supplies)	950	49,637
HealthEquity, Inc.* (Health Care Providers & Services)	750	34,403
Heartland Express, Inc. (Road & Rail)	600	12,678
Heidrick & Struggles International, Inc. (Professional Services)	750	13,575
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	3,100	20,274
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	700	13,132
HFF, Inc.—Class A (Real Estate Management & Development)	450	16,524
Hibbett Sports, Inc.* (Specialty Retail)	350	5,460
Hillenbrand, Inc. (Machinery)	1,200	43,200
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	1,050	27,563
Hope Bancorp, Inc. (Banks)	4,950	87,268
Horace Mann Educators Corp. (Insurance)	1,550	57,195
Hub Group, Inc.*—Class A (Air Freight & Logistics)	1,300	44,265
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,350	9,005
ILG, Inc. (Hotels, Restaurants & Leisure)	1,800	47,718
Impax Laboratories, Inc.* (Pharmaceuticals)	2,850	55,148
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,600	16,192
Independent Bank Corp. (Banks)	400	28,540
Infinity Property & Casualty Corp. (Insurance)	450	45,023
Innophos Holdings, Inc. (Chemicals)	200	8,354
Innospec, Inc. (Chemicals)	500	31,200
Inogen, Inc.* (Health Care Equipment & Supplies)	250	23,595
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	1,400	56,728
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,100	50,379
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	850	42,211
Inter Parfums, Inc. (Personal Products)	350	13,580
Interactive Brokers Group, Inc.—Class A (Capital Markets)	2,650	106,132
Interface, Inc. (Commercial Services & Supplies)	2,450	46,427
INTL FCStone, Inc.* (Capital Markets)	600	23,478
Invacare Corp. (Health Care Equipment & Supplies)	1,250	19,563
Investment Technology Group, Inc. (Capital Markets)	1,200	26,484
Iridium Communications, Inc.* (Diversified Telecommunication Services)	3,150	31,343
J & J Snack Foods Corp. (Food Products)	250	32,850
J.C. Penney Co., Inc.* (Multiline Retail)	12,000	64,920
John B. Sanfilippo & Son, Inc. (Food Products)	200	12,864
Kaiser Aluminum Corp. (Metals & Mining)	650	63,238
Kaman Corp.—Class A (Trading Companies & Distributors)	1,050	53,676
KapStone Paper & Packaging Corp. (Paper & Forest Products)	3,400	77,723
Kelly Services, Inc.—Class A (Professional Services)	1,150	25,611
Kindred Healthcare, Inc. (Health Care Providers & Services)	3,300	29,535
Kirkland’s, Inc.* (Specialty Retail)	550	5,143
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	3,250	66,722
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,300	4,940
Koppers Holdings, Inc.* (Chemicals)	300	10,890
Korn/Ferry International (Professional Services)	2,250	75,262

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 109

Common Stocks, continued

	Shares	Value
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,300	$28,002
Lannett Co., Inc.* (Pharmaceuticals)	1,150	23,403
La-Z-Boy, Inc. (Household Durables)	1,900	64,219
LHC Group, Inc.* (Health Care Providers & Services)	600	34,740
Lindsay Corp. (Machinery)	200	18,334
Liquidity Services, Inc.* (Internet Software & Services)	950	6,460
Lithia Motors, Inc.—Class A (Specialty Retail)	900	92,924
LivePerson, Inc.* (Internet Software & Services)	1,150	15,583
LSB Industries, Inc.* (Chemicals)	800	5,664
LSC Communications, Inc. (Commercial Services & Supplies)	1,300	27,794
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	500	25,820
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,100	27,181
Lumos Networks Corp.* (Diversified Telecommunication Services)	500	8,955
M.D.C. Holdings, Inc. (Household Durables)	1,600	54,864
M/I Homes, Inc.* (Household Durables)	950	24,643
Magellan Health, Inc.* (Health Care Providers & Services)	500	37,275
Maiden Holdings, Ltd. (Insurance)	2,850	31,635
ManTech International Corp.—Class A (IT Services)	1,000	39,720
MarineMax, Inc.* (Specialty Retail)	950	14,203
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	250	29,213
Marten Transport, Ltd. (Road & Rail)	750	11,963
Materion Corp. (Metals & Mining)	750	28,838
Matrix Service Co.* (Energy Equipment & Services)	1,050	10,868
Matson, Inc. (Marine)	1,650	46,530
Matthews International Corp.—Class A (Commercial Services & Supplies)	350	22,943
McDermott International, Inc.* (Energy Equipment & Services)	6,150	41,635
Medifast, Inc. (Personal Products)	200	8,538
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	850	11,518
Meritage Homes Corp.* (Household Durables)	1,450	59,088
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	650	25,838
MicroStrategy, Inc.*—Class A (Software)	150	20,176
Mobile Mini, Inc. (Commercial Services & Supplies)	950	29,260
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	450	14,891
Monotype Imaging Holdings, Inc. (Software)	950	17,908
Monro Muffler Brake, Inc. (Specialty Retail)	700	32,620
Moog, Inc.*—Class A (Aerospace & Defense)	1,250	92,899
Motorcar Parts of America, Inc.* (Auto Components)	700	19,579
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	600	14,760
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	650	34,255
Mueller Industries, Inc. (Machinery)	2,250	70,874
Multi-Color Corp. (Commercial Services & Supplies)	150	12,075
Myers Industries, Inc. (Containers & Packaging)	850	14,450
Myriad Genetics, Inc.* (Biotechnology)	2,650	64,315
National Presto Industries, Inc. (Aerospace & Defense)	200	22,620
Natus Medical, Inc.* (Health Care Equipment & Supplies)	700	24,640
Nautilus, Inc.* (Leisure Products)	400	7,040
NBT Bancorp, Inc. (Banks)	650	23,491
Neenah Paper, Inc. (Paper & Forest Products)	250	19,975
Nektar Therapeutics* (Pharmaceuticals)	2,550	55,666
NETGEAR, Inc.* (Communications Equipment)	550	26,345
New Media Investment Group, Inc. (Media)	2,050	28,577
Newpark Resources, Inc.* (Energy Equipment & Services)	3,450	28,807
Noble Corp. PLC* (Energy Equipment & Services)	9,500	37,999
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,000	1,250
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,550	24,955
Northwest Natural Gas Co. (Gas Utilities)	1,100	69,410
OFG Bancorp (Banks)	1,700	17,085
Old National Bancorp (Banks)	5,250	85,574
Olympic Steel, Inc. (Metals & Mining)	350	5,982
On Assignment, Inc.* (Professional Services)	950	46,787
Opus Bank (Banks)	700	16,660
Oritani Financial Corp. (Thrifts & Mortgage Finance)	750	12,450
Orthofix International N.V.* (Health Care Equipment & Supplies)	450	19,521
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	700	55,979
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	300	18,939
P.H. Glatfelter Co. (Paper & Forest Products)	1,700	34,799
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	750	14,093
Parkway, Inc. (Equity Real Estate Investment Trusts)	800	18,408
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	950	44,802
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	3,200	64,511
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,550	18,430
Perficient, Inc.* (IT Services)	1,350	25,380
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	500	9,820
PetMed Express, Inc. (Internet & Direct Marketing Retail)	300	14,262
PharMerica Corp.* (Health Care Providers & Services)	1,200	30,180
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	400	15,280
Pioneer Energy Services Corp.* (Energy Equipment & Services)	1,750	3,850
Plexus Corp.* (Electronic Equipment, Instruments & Components)	1,300	69,692
Powell Industries, Inc. (Electrical Equipment)	350	11,148

See accompanying notes to the financial statements.

110 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
PRA Group, Inc.* (Consumer Finance)	1,800	$70,560
ProAssurance Corp. (Insurance)	2,050	126,689
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,100	29,172
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	250	33,615
Quality Systems, Inc.* (Health Care Technology)	1,800	30,780
QuinStreet, Inc.* (Internet Software & Services)	1,400	5,446
Quorum Health Corp.* (Health Care Providers & Services)	1,150	3,922
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	2,700	33,372
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	700	9,863
Raven Industries, Inc. (Industrial Conglomerates)	600	20,640
Rayonier Advanced Materials, Inc. (Chemicals)	1,700	25,347
RE/MAX Holdings, Inc. (Real Estate Management & Development)	700	40,705
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	500	29,900
Regis Corp.* (Diversified Consumer Services)	1,350	14,216
Rent-A-Center, Inc. (Specialty Retail)	2,050	27,101
Resources Connection, Inc. (Professional Services)	1,150	15,353
Restoration Hardware, Inc.* (Specialty Retail)	1,200	78,155
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,400	28,392
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	100	9,998
RLI Corp. (Insurance)	750	43,545
Roadrunner Transportation Systems, Inc.* (Road & Rail)	1,150	8,027
Rogers Corp.* (Electronic Equipment, Instruments & Components)	200	23,594
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	2,350	4,747
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	600	12,000
S&T Bancorp, Inc. (Banks)	1,350	51,138
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,250	29,000
Safety Insurance Group, Inc. (Insurance)	550	39,023
Saia, Inc.* (Road & Rail)	400	21,740
Sanderson Farms, Inc. (Food Products)	800	104,600
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	2,950	105,757
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	150	8,874
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,000	39,600
Scholastic Corp. (Media)	1,050	43,502
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,200	46,104
SEACOR Holdings, Inc.* (Energy Equipment & Services)	650	22,159
Select Comfort Corp.* (Specialty Retail)	700	23,667
Select Medical Holdings Corp.* (Health Care Providers & Services)	4,150	67,229
Selective Insurance Group, Inc. (Insurance)	2,250	113,962
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	950	37,620
Seneca Foods Corp.*—Class A (Food Products)	250	7,175
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	200	6,602
Shoe Carnival, Inc. (Specialty Retail)	500	9,130
Simmons First National Corp.—Class A (Banks)	500	27,275
SkyWest, Inc. (Airlines)	2,000	73,000
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,100	25,245
Sonic Automotive, Inc.—Class A (Specialty Retail)	1,000	18,150
Sonic Corp. (Hotels, Restaurants & Leisure)	650	15,379
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,750	20,515
Spire, Inc. (Gas Utilities)	1,850	134,310
Spok Holdings, Inc. (Wireless Telecommunication Services)	800	13,120
SPX Corp.* (Machinery)	1,650	45,408
SPX FLOW, Inc.* (Machinery)	1,650	58,508
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,200	35,742
Standard Motor Products, Inc. (Auto Components)	800	40,304
Standex International Corp. (Machinery)	500	47,975
Stepan Co. (Chemicals)	300	24,651
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	800	32,800
Stewart Information Services Corp. (Insurance)	900	35,370
Strayer Education, Inc. (Diversified Consumer Services)	200	15,724
Sturm, Ruger & Co., Inc. (Leisure Products)	700	40,320
SunCoke Energy, Inc.* (Metals & Mining)	2,500	22,375
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	700	18,795
Superior Industries International, Inc. (Auto Components)	850	16,618
SUPERVALU, Inc.* (Food & Staples Retailing)	10,400	37,232
Sykes Enterprises, Inc.* (IT Services)	1,500	51,000
Tailored Brands, Inc. (Specialty Retail)	1,000	12,540
Team, Inc.* (Commercial Services & Supplies)	1,150	16,503
TeleTech Holdings, Inc. (IT Services)	600	25,080
Tennant Co. (Machinery)	250	18,888
Tesco Corp.* (Energy Equipment & Services)	1,200	5,520
TETRA Technologies, Inc.* (Energy Equipment & Services)	3,000	8,430
The Andersons, Inc. (Food & Staples Retailing)	1,000	34,450
The Brink’s Co. (Commercial Services & Supplies)	1,750	136,762
The Buckle, Inc. (Specialty Retail)	1,100	18,810
The Cato Corp.—Class A (Specialty Retail)	950	16,160
The E.W. Scripps Co.*—Class A (Media)	2,200	43,230
The Ensign Group, Inc. (Health Care Providers & Services)	900	20,133
The Finish Line, Inc.—Class A (Specialty Retail)	1,550	21,328
The Greenbrier Cos., Inc. (Machinery)	1,100	49,500
The Medicines Co.* (Pharmaceuticals)	1,750	67,287
The Navigators Group, Inc. (Insurance)	850	48,450
The Providence Service Corp.* (Health Care Providers & Services)	450	23,193

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 111

Common Stocks, continued

	Shares	Value
Time, Inc. (Media)	3,850	$54,092
TimkenSteel Corp.* (Metals & Mining)	1,500	23,835
Titan International, Inc. (Machinery)	1,850	23,588
Tivity Health, Inc.* (Health Care Providers & Services)	650	25,773
Tredegar Corp. (Chemicals)	1,000	15,100
Triumph Group, Inc. (Aerospace & Defense)	1,900	48,639
TrueBlue, Inc.* (Professional Services)	1,650	42,157
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,600	13,280
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	600	19,656
UniFirst Corp. (Commercial Services & Supplies)	250	35,563
Unit Corp.* (Energy Equipment & Services)	1,250	22,475
United Fire Group, Inc. (Insurance)	850	38,352
United Insurance Holdings Corp. (Insurance)	700	11,172
Universal Corp. (Tobacco)	1,000	63,950
Universal Forest Products, Inc. (Building Products)	400	33,539
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	150	11,622
US Concrete, Inc.* (Construction Materials)	200	15,670
VASCO Data Security International, Inc.* (Software)	650	8,775
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	950	29,260
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	750	7,560
Veritiv Corp.* (Trading Companies & Distributors)	450	16,718
Viavi Solutions, Inc.* (Communications Equipment)	8,800	96,535
Virtus Investment Partners, Inc. (Capital Markets)	250	29,450
Virtusa Corp.* (IT Services)	1,050	34,808
Vista Outdoor, Inc.* (Leisure Products)	1,250	28,863
Vitamin Shoppe, Inc.* (Specialty Retail)	900	9,900
Wabash National Corp. (Machinery)	2,350	44,838
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	3,250	67,178
Watts Water Technologies, Inc.—Class A (Machinery)	500	32,200
WD-40 Co. (Household Products)	200	21,330
Westamerica Bancorp (Banks)	400	21,888
William Lyon Homes*—Class A (Household Durables)	500	11,305
WisdomTree Investments, Inc. (Capital Markets)	1,650	17,226
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	3,750	105,749
World Acceptance Corp.* (Consumer Finance)	250	18,893
XO Group, Inc.* (Internet Software & Services)	450	8,226
TOTAL COMMON STOCKS (Cost $10,300,605)		13,900,061
TOTAL INVESTMENT SECURITIES (Cost $10,300,605)—100.9%		13,900,061
Net other assets (liabilities)—(0.9)%		(130,107)
NET ASSETS—100.0%		$13,769,954

*                 Non-income producing security.

Small-Cap Value ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$316,335	2.3%
Air Freight & Logistics	138,730	1.0%
Airlines	73,000	0.5%
Auto Components	242,818	1.8%
Banks	787,459	5.8%
Beverages	24,009	0.2%
Biotechnology	151,078	1.1%
Building Products	81,518	0.6%
Capital Markets	335,008	2.4%
Chemicals	357,791	2.6%
Commercial Services & Supplies	494,113	3.6%
Communications Equipment	246,857	1.8%
Construction & Engineering	79,407	0.6%
Construction Materials	15,670	0.1%
Consumer Finance	295,194	2.1%
Containers & Packaging	14,450	0.1%
Distributors	66,006	0.5%
Diversified Consumer Services	52,195	0.4%
Diversified Telecommunication Services	125,956	0.9%
Electric Utilities	223,322	1.6%
Electrical Equipment	101,243	0.7%
Electronic Equipment, Instruments & Components	642,293	4.7%
Energy Equipment & Services	308,723	2.2%
Equity Real Estate Investment Trusts	613,800	4.5%
Food & Staples Retailing	71,682	0.5%
Food Products	305,490	2.2%
Gas Utilities	203,720	1.5%
Health Care Equipment & Supplies	347,480	2.5%
Health Care Providers & Services	527,699	3.8%
Health Care Technology	43,040	0.3%
Hotels, Restaurants & Leisure	409,380	3.0%
Household Durables	274,182	2.0%
Household Products	21,330	0.2%
Industrial Conglomerates	20,640	0.1%
Insurance	778,903	5.7%
Internet & Direct Marketing Retail	27,035	0.2%
Internet Software & Services	73,185	0.5%
IT Services	341,404	2.5%
Leisure Products	96,591	0.7%
Life Sciences Tools & Services	42,879	0.3%
Machinery	771,952	5.6%
Marine	46,530	0.3%
Media	208,869	1.5%
Metals & Mining	222,910	1.6%
Mortgage Real Estate Investment Trusts	84,867	0.6%
Multiline Retail	74,398	0.5%
Multi-Utilities	131,525	1.0%
Oil, Gas & Consumable Fuels	170,632	1.2%
Paper & Forest Products	266,894	1.9%
Personal Products	22,118	0.2%
Pharmaceuticals	235,386	1.7%
Professional Services	246,103	1.8%
Real Estate Management & Development	79,524	0.6%
Road & Rail	80,818	0.6%
Semiconductors & Semiconductor Equipment	225,720	1.6%
Software	66,795	0.5%
Specialty Retail	768,846	5.6%

See accompanying notes to the financial statements.

112 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2017

	Value	% of Net Assets
Technology Hardware, Storage & Peripherals	$94,447	0.7%
Textiles, Apparel & Luxury Goods	303,732	2.2%
Thrifts & Mortgage Finance	196,424	1.4%
Tobacco	63,950	0.5%
Trading Companies & Distributors	115,798	0.8%
Water Utilities	37,088	0.3%
Wireless Telecommunication Services	13,120	0.1%
Other**	(130,107)	(0.9)%
Total	$13,769,954	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 113

Common Stocks (100.2%)

	Shares	Value
8x8, Inc.* (Software)	4,488	$56,998
A. Schulman, Inc. (Chemicals)	561	14,754
AAON, Inc. (Building Products)	2,057	69,527
Abaxis, Inc. (Health Care Equipment & Supplies)	561	26,367
ABM Industries, Inc. (Commercial Services & Supplies)	1,309	58,408
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,870	55,614
Actuant Corp.—Class A (Machinery)	1,496	36,203
ADTRAN, Inc. (Communications Equipment)	1,496	35,081
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	2,057	149,235
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	2,431	57,007
Aerovironment, Inc.* (Aerospace & Defense)	561	21,200
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,309	64,364
AK Steel Holding Corp.* (Metals & Mining)	8,789	49,746
Alamo Group, Inc. (Machinery)	374	34,786
Albany International Corp.—Class A (Machinery)	935	50,023
Allegiant Travel Co. (Airlines)	748	96,679
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,683	33,071
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	2,057	83,535
American States Water Co. (Water Utilities)	935	46,236
American Woodmark Corp.* (Building Products)	374	36,708
Ameris Bancorp (Banks)	1,870	85,646
AMERISAFE, Inc. (Insurance)	561	32,398
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	2,431	89,704
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,122	19,388
Analogic Corp. (Health Care Equipment & Supplies)	187	13,127
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	374	18,225
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	561	28,701
Apogee Enterprises, Inc. (Building Products)	935	48,704
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	1,309	23,601
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,309	73,959
Applied Optoelectronics, Inc.* (Communications Equipment)	374	36,461
Archrock, Inc. (Energy Equipment & Services)	1,496	16,381
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	935	12,398
Astec Industries, Inc. (Machinery)	935	47,002
ATN International, Inc. (Diversified Telecommunication Services)	187	10,846
Axon Enterprise, Inc.* (Aerospace & Defense)	2,618	64,377
AZZ, Inc. (Electrical Equipment)	935	47,405
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	2,805	78,175
B&G Foods, Inc.—Class A (Food Products)	3,366	122,017
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	1,496	67,694
Balchem Corp. (Chemicals)	1,496	116,090
Bank Mutual Corp. (Thrifts & Mortgage Finance)	1,122	11,164
Barnes Group, Inc. (Machinery)	1,309	78,776
Bel Fuse, Inc.—Class B (Communications Equipment)	187	4,722
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	4,301	56,128
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	187	69,998
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	1,870	6,321
BioTelemetry, Inc.* (Health Care Providers & Services)	1,496	51,163
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	561	38,810
Boston Private Financial Holdings, Inc. (Banks)	2,431	37,316
Bottomline Technologies, Inc.* (Software)	935	26,629
Brady Corp.—Class A (Commercial Services & Supplies)	1,683	55,876
Brookline Bancorp, Inc. (Banks)	2,431	36,100
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,683	41,334
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,309	97,062
CalAmp Corp.* (Communications Equipment)	748	14,287
Calavo Growers, Inc. (Food Products)	748	55,389
California Water Service Group (Water Utilities)	2,431	94,566
Callaway Golf Co. (Leisure Products)	2,618	33,327
Cambrex Corp.* (Life Sciences Tools & Services)	1,122	68,442
Cantel Medical Corp. (Health Care Equipment & Supplies)	1,870	138,754
Capella Education Co. (Diversified Consumer Services)	561	38,540
Cardtronics PLC*—Class A (IT Services)	2,244	70,237
Career Education Corp.* (Diversified Consumer Services)	1,870	15,727
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	3,553	64,807
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,683	26,524
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,870	16,437
Central Garden & Pet Co.* (Household Products)	561	17,952
Central Garden & Pet Co.*—Class A (Household Products)	1,683	51,769
Central Pacific Financial Corp. (Banks)	1,496	46,271
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,122	51,893
Chart Industries, Inc.* (Machinery)	748	25,432
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	935	19,336
Chemed Corp. (Health Care Providers & Services)	374	73,865
Chico’s FAS, Inc. (Specialty Retail)	3,179	29,088
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	935	22,019
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,309	24,413
CIRCOR International, Inc. (Machinery)	374	18,722

See accompanying notes to the financial statements.

114 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
City Holding Co. (Banks)	374	$24,546
Coca-Cola Bottling Co. (Beverages)	187	44,897
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	2,057	85,879
Columbia Banking System, Inc. (Banks)	1,496	59,601
Community Bank System, Inc. (Banks)	1,496	82,130
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	2,057	37,026
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	374	2,244
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	1,683	182,741
CorVel Corp.* (Health Care Providers & Services)	187	8,892
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,496	17,593
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,309	24,544
CSG Systems International, Inc. (IT Services)	1,122	46,395
CTS Corp. (Electronic Equipment, Instruments & Components)	1,683	37,026
Customers Bancorp, Inc.* (Banks)	1,496	44,656
CVB Financial Corp. (Banks)	2,992	64,448
Cytokinetics, Inc.* (Biotechnology)	2,244	31,528
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,870	116,147
Deltic Timber Corp. (Paper & Forest Products)	374	26,977
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	7,854	11,467
Depomed, Inc.* (Pharmaceuticals)	1,683	17,352
DHI Group, Inc.* (Internet Software & Services)	935	2,057
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	5,236	61,156
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	935	19,448
DineEquity, Inc. (Hotels, Restaurants & Leisure)	374	15,386
Dorman Products, Inc.* (Auto Components)	1,496	116,808
DSW, Inc.—Class A (Specialty Retail)	935	16,867
Eagle Pharmaceuticals, Inc.* (Biotechnology)	374	18,382
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	1,683	146,724
Ebix, Inc. (Software)	1,122	64,796
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	561	7,293
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	1,122	54,507
Emergent BioSolutions, Inc.* (Biotechnology)	748	27,205
Enanta Pharmaceuticals, Inc.* (Biotechnology)	748	28,506
EnPro Industries, Inc. (Machinery)	561	43,208
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	374	30,257
ESCO Technologies, Inc. (Machinery)	1,309	80,765
Ethan Allen Interiors, Inc. (Household Durables)	748	23,973
Evercore Partners, Inc.—Class A (Capital Markets)	2,057	161,783
ExlService Holdings, Inc.* (IT Services)	1,122	64,571
Exponent, Inc. (Professional Services)	935	60,962
Fabrinet* (Electronic Equipment, Instruments & Components)	1,870	84,169
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	374	14,773
Financial Engines, Inc. (Capital Markets)	1,870	71,902
First BanCorp.* (Banks)	7,854	46,024
First Commonwealth Financial Corp. (Banks)	2,805	36,549
First Financial Bancorp (Banks)	2,057	52,659
First Financial Bankshares, Inc. (Banks)	3,366	145,580
First Midwest Bancorp, Inc. (Banks)	2,431	53,993
Five Below, Inc.* (Specialty Retail)	2,805	135,509
Flotek Industries, Inc.* (Chemicals)	1,122	9,447
Forrester Research, Inc. (IT Services)	561	22,889
Forward Air Corp. (Air Freight & Logistics)	935	48,461
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,992	75,937
Fox Factory Holding Corp.* (Auto Components)	1,683	64,711
Francesca’s Holdings Corp.* (Specialty Retail)	1,870	18,195
Franklin Electric Co., Inc. (Machinery)	935	37,774
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	2,805	29,649
Geospace Technologies Corp.* (Energy Equipment & Services)	374	5,756
Getty Realty Corp. (Equity Real Estate Investment Trusts)	1,683	43,724
Gibraltar Industries, Inc.* (Building Products)	1,496	44,656
Gigamon, Inc.* (Software)	1,496	59,466
Glacier Bancorp, Inc. (Banks)	2,618	91,421
Great Western Bancorp, Inc. (Banks)	1,683	65,654
Green Dot Corp.*—Class A (Consumer Finance)	1,122	45,149
Greenhill & Co., Inc. (Capital Markets)	561	10,379
Griffon Corp. (Building Products)	1,496	30,668
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,309	53,839
Hanmi Financial Corp. (Banks)	1,683	48,218
Harsco Corp.* (Machinery)	1,870	28,892
Hawaiian Holdings, Inc.* (Airlines)	2,618	108,385
Hawkins, Inc. (Chemicals)	374	16,811
Healthcare Services Group, Inc. (Commercial Services & Supplies)	2,431	127,020
HealthEquity, Inc.* (Health Care Providers & Services)	1,309	60,044
HealthStream, Inc.* (Health Care Technology)	1,309	30,919
Heartland Express, Inc. (Road & Rail)	1,309	27,659
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,805	18,345
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	1,122	21,049
Heska Corp.* (Pharmaceuticals)	374	40,968
HFF, Inc.—Class A (Real Estate Management & Development)	1,122	41,200
Hibbett Sports, Inc.* (Specialty Retail)	561	8,752
Hillenbrand, Inc. (Machinery)	1,683	60,588
HMS Holdings Corp.* (Health Care Technology)	4,114	82,609
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,122	7,484
ICU Medical, Inc.* (Health Care Equipment & Supplies)	748	128,581
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	2,805	106,871
ILG, Inc. (Hotels, Restaurants & Leisure)	2,992	79,318
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	935	9,462

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 115

Common Stocks, continued

	Shares	Value
Independent Bank Corp. (Banks)	935	$66,712
Ingevity Corp.* (Chemicals)	2,057	120,336
Innophos Holdings, Inc. (Chemicals)	748	31,244
Innospec, Inc. (Chemicals)	561	35,006
Innoviva, Inc.* (Pharmaceuticals)	3,927	53,878
Inogen, Inc.* (Health Care Equipment & Supplies)	561	52,947
Insperity, Inc. (Professional Services)	935	70,593
Installed Building Products, Inc.* (Household Durables)	935	50,303
Insteel Industries, Inc. (Building Products)	935	24,609
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,870	92,864
Inter Parfums, Inc. (Personal Products)	374	14,511
iRobot Corp.* (Household Durables)	1,309	138,112
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,683	122,858
J & J Snack Foods Corp. (Food Products)	374	49,144
John B. Sanfilippo & Son, Inc. (Food Products)	187	12,028
John Bean Technologies Corp. (Machinery)	1,496	138,229
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,309	4,974
Koppers Holdings, Inc.* (Chemicals)	561	20,364
Kraton Performance Polymers, Inc.* (Chemicals)	1,496	55,651
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,870	40,280
Landauer, Inc. (Health Care Providers & Services)	561	30,546
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,309	24,151
LCI Industries (Auto Components)	1,309	139,736
LegacyTexas Financial Group, Inc. (Banks)	2,057	79,647
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	561	20,235
LendingTree, Inc.* (Thrifts & Mortgage Finance)	374	82,504
Lexington Realty Trust (Equity Real Estate Investment Trusts)	10,846	110,412
Lgi Homes, Inc.* (Household Durables)	935	41,421
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	935	113,051
Lindsay Corp. (Machinery)	187	17,142
LivePerson, Inc.* (Internet Software & Services)	1,122	15,203
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,309	67,597
Lumentum Holdings, Inc.* (Communications Equipment)	2,805	175,593
Luminex Corp. (Life Sciences Tools & Services)	2,057	42,025
Lumos Networks Corp.* (Diversified Telecommunication Services)	561	10,048
Lydall, Inc.* (Machinery)	935	46,283
Magellan Health, Inc.* (Health Care Providers & Services)	561	41,823
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	935	109,255
Marten Transport, Ltd. (Road & Rail)	935	14,913
Matthews International Corp.—Class A (Commercial Services & Supplies)	1,122	73,547
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	2,618	68,592
McDermott International, Inc.* (Energy Equipment & Services)	6,358	43,044
Medifast, Inc. (Personal Products)	374	15,966
Mercury Systems, Inc.* (Aerospace & Defense)	2,431	106,745
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	935	12,669
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,431	99,671
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	935	37,166
MicroStrategy, Inc.*—Class A (Software)	187	25,153
MiMedx Group, Inc.* (Biotechnology)	5,049	75,533
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,618	218,995
Mobile Mini, Inc. (Commercial Services & Supplies)	935	28,798
Momenta Pharmaceuticals, Inc.* (Biotechnology)	3,366	55,707
Monotype Imaging Holdings, Inc. (Software)	935	17,625
Monro Muffler Brake, Inc. (Specialty Retail)	748	34,857
Multi-Color Corp. (Commercial Services & Supplies)	374	30,107
MYR Group, Inc.* (Construction & Engineering)	748	23,794
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	1,309	34,885
National Bank Holdings Corp. (Banks)	1,309	44,676
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	2,244	51,522
Natus Medical, Inc.* (Health Care Equipment & Supplies)	748	26,330
Nautilus, Inc.* (Leisure Products)	1,122	19,747
Navigant Consulting, Inc.* (Professional Services)	2,431	41,157
NBT Bancorp, Inc. (Banks)	1,309	47,307
Neenah Paper, Inc. (Paper & Forest Products)	561	44,824
Nektar Therapeutics* (Pharmaceuticals)	4,488	97,973
Neogen Corp.* (Health Care Equipment & Supplies)	1,870	123,177
NETGEAR, Inc.* (Communications Equipment)	935	44,787
NIC, Inc. (Internet Software & Services)	3,179	51,659
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	935	1,169
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	2,244	37,677
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	3,179	51,182
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	1,496	83,402
Oclaro, Inc.* (Communications Equipment)	6,358	62,181
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	2,431	108,666
Omnicell, Inc.* (Health Care Technology)	1,870	92,752
On Assignment, Inc.* (Professional Services)	1,122	55,259
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	2,805	49,200
Orion Marine Group, Inc.* (Construction & Engineering)	1,309	9,189

See accompanying notes to the financial statements.

116 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Oritani Financial Corp. (Thrifts & Mortgage Finance)	935	$15,521
Orthofix International N.V.* (Health Care Equipment & Supplies)	374	16,224
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	374	23,611
Parkway, Inc. (Equity Real Estate Investment Trusts)	1,122	25,817
Patrick Industries, Inc.* (Building Products)	748	56,923
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,496	70,551
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,496	17,787
PetMed Express, Inc. (Internet & Direct Marketing Retail)	748	35,560
PGT, Inc.* (Building Products)	2,431	31,603
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	374	14,287
Pioneer Energy Services Corp.* (Energy Equipment & Services)	1,683	3,703
Piper Jaffray Cos. (Capital Markets)	748	46,675
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,496	105,692
Progenics Pharmaceuticals, Inc.* (Biotechnology)	3,553	21,425
Progress Software Corp. (Software)	2,431	77,816
Proto Labs, Inc.* (Machinery)	1,122	82,916
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,683	44,633
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	561	75,432
Quaker Chemical Corp. (Chemicals)	748	106,119
Qualys, Inc.* (Software)	1,496	60,064
Quanex Building Products Corp. (Building Products)	1,683	36,185
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	5,610	72,313
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	2,992	42,157
Raven Industries, Inc. (Industrial Conglomerates)	1,122	38,597
Repligen Corp.* (Biotechnology)	1,683	67,774
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	3,740	75,847
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	187	18,696
RLI Corp. (Insurance)	935	54,285
Rogers Corp.* (Electronic Equipment, Instruments & Components)	561	66,181
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,496	37,026
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	748	14,960
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,683	39,046
Saia, Inc.* (Road & Rail)	748	40,654
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	374	22,126
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	2,618	28,667
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	2,618	96,997
Select Comfort Corp.* (Specialty Retail)	1,122	37,935
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,057	81,457
ServisFirst Bancshares, Inc. (Banks)	2,244	81,547
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	748	24,691
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	1,683	82,534
Shutterstock, Inc.* (Internet Software & Services)	935	39,401
Simmons First National Corp.—Class A (Banks)	748	40,803
Simpson Manufacturing Co., Inc. (Building Products)	2,057	91,104
Sonic Corp. (Hotels, Restaurants & Leisure)	1,309	30,971
South Jersey Industries, Inc. (Gas Utilities)	3,927	133,400
Southside Bancshares, Inc. (Banks)	1,309	45,462
SpartanNash Co. (Food & Staples Retailing)	1,870	51,874
Sps Commerce, Inc.* (Internet Software & Services)	935	54,043
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,675	39,784
Stamps.com, Inc.* (Internet Software & Services)	748	110,779
Stepan Co. (Chemicals)	561	46,097
Sterling Bancorp (Banks)	6,732	155,509
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	1,683	69,002
Strayer Education, Inc. (Diversified Consumer Services)	187	14,702
Sucampo Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	1,309	14,203
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	5,236	93,881
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	935	25,105
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,431	98,334
SurModics, Inc.* (Health Care Equipment & Supplies)	748	19,672
Synchronoss Technologies, Inc.* (Software)	2,057	34,722
Tailored Brands, Inc. (Specialty Retail)	1,122	14,070
Tennant Co. (Machinery)	561	42,384
Tesco Corp.* (Energy Equipment & Services)	748	3,441
Tetra Tech, Inc. (Commercial Services & Supplies)	2,805	133,096
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,870	5,255
The Children’s Place, Inc. (Specialty Retail)	935	98,782
The Ensign Group, Inc. (Health Care Providers & Services)	1,309	29,282
The Marcus Corp. (Hotels, Restaurants & Leisure)	935	25,432
The Medicines Co.* (Pharmaceuticals)	1,309	50,331
Tile Shop Holdings, Inc. (Specialty Retail)	1,683	24,572
Tivity Health, Inc.* (Health Care Providers & Services)	748	29,658
TiVo Corp. (Software)	5,984	117,286
Tompkins Financial Corp. (Banks)	561	44,156

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 117

Common Stocks, continued

	Shares	Value
TopBuild Corp.* (Household Durables)	1,870	$98,699
Trex Co., Inc.* (Building Products)	1,496	112,513
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	2,805	23,282
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,301	74,751
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	561	35,399
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	3,553	103,498
UniFirst Corp. (Commercial Services & Supplies)	374	53,202
Unit Corp.* (Energy Equipment & Services)	935	16,811
United Community Banks, Inc. (Banks)	3,553	98,631
Universal Electronics, Inc.* (Household Durables)	748	51,201
Universal Forest Products, Inc. (Building Products)	561	47,040
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	374	28,978
Universal Insurance Holdings, Inc. (Insurance)	1,683	40,140
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	1,496	31,326
US Concrete, Inc.* (Construction Materials)	561	43,954
US Ecology, Inc. (Commercial Services & Supplies)	1,122	58,232
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,870	57,690
VASCO Data Security International, Inc.* (Software)	561	7,574
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,122	34,558
Viad Corp. (Commercial Services & Supplies)	935	50,069
Vicor Corp.* (Electrical Equipment)	748	13,277
Vista Outdoor, Inc.* (Leisure Products)	1,309	30,225
WageWorks, Inc.* (Professional Services)	1,870	121,923
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	1,309	65,777
Watts Water Technologies, Inc.—Class A (Machinery)	748	48,171
WD-40 Co. (Household Products)	374	39,887
Westamerica Bancorp (Banks)	748	40,931
William Lyon Homes*—Class A (Household Durables)	561	12,684
Wingstop, Inc.* (Hotels, Restaurants & Leisure)	1,496	44,895
Winnebago Industries, Inc. (Automobiles)	1,309	48,171
WisdomTree Investments, Inc. (Capital Markets)	3,553	37,093
World Wrestling Entertainment, Inc.—Class A (Media)	1,870	39,569
XO Group, Inc.* (Internet Software & Services)	561	10,255
Xperi Corp. (Semiconductors & Semiconductor Equipment)	2,431	71,107
Zumiez, Inc.* (Specialty Retail)	935	11,875
TOTAL COMMON STOCKS (Cost $13,675,703)		18,264,821
TOTAL INVESTMENT SECURITIES (Cost $13,675,703)—100.2%		18,264,821
Net other assets (liabilities)—(0.2)%		(44,471)
NET ASSETS—100.0%		$18,220,350

*                 Non-income producing security.

Small-Cap Growth ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$249,329	1.4%
Air Freight & Logistics	48,461	0.3%
Airlines	205,064	1.1%
Auto Components	321,255	1.8%
Automobiles	48,171	0.3%
Banks	1,766,192	9.7%
Beverages	44,897	0.2%
Biotechnology	472,182	2.6%
Building Products	630,240	3.5%
Capital Markets	327,832	1.8%
Chemicals	571,919	3.1%
Commercial Services & Supplies	668,355	3.7%
Communications Equipment	373,112	2.0%
Construction & Engineering	32,983	0.2%
Construction Materials	43,954	0.2%
Consumer Finance	45,149	0.2%
Diversified Consumer Services	68,969	0.4%
Diversified Telecommunication Services	168,212	0.9%
Electrical Equipment	60,682	0.3%
Electronic Equipment, Instruments & Components	641,747	3.5%
Energy Equipment & Services	216,234	1.2%
Equity Real Estate Investment Trusts	1,568,860	8.6%
Food & Staples Retailing	51,874	0.3%
Food Products	238,578	1.3%
Gas Utilities	133,400	0.7%
Health Care Equipment & Supplies	1,008,743	5.5%
Health Care Providers & Services	467,969	2.6%
Health Care Technology	206,280	1.1%
Hotels, Restaurants & Leisure	752,299	4.1%
Household Durables	416,393	2.3%
Household Products	109,608	0.6%
Industrial Conglomerates	38,597	0.2%
Insurance	126,823	0.7%
Internet & Direct Marketing Retail	201,496	1.1%
Internet Software & Services	283,397	1.6%
IT Services	204,092	1.1%
Leisure Products	83,299	0.5%
Life Sciences Tools & Services	110,467	0.6%
Machinery	917,297	5.0%
Media	39,569	0.2%
Metals & Mining	49,746	0.3%
Mortgage Real Estate Investment Trusts	23,601	0.1%
Multiline Retail	108,666	0.6%
Oil, Gas & Consumable Fuels	176,756	1.0%
Paper & Forest Products	71,801	0.4%
Personal Products	30,477	0.2%
Pharmaceuticals	453,606	2.5%
Professional Services	349,894	1.9%
Real Estate Management & Development	41,200	0.2%
Road & Rail	83,226	0.5%
Semiconductors & Semiconductor Equipment	1,109,404	6.1%
Software	548,129	3.0%
Specialty Retail	430,502	2.4%
Technology Hardware, Storage & Peripherals	79,612	0.4%
Textiles, Apparel & Luxury Goods	100,097	0.5%
Thrifts & Mortgage Finance	429,363	2.4%

See accompanying notes to the financial statements.

118 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2017

	Value	% of Net Assets
Trading Companies & Distributors	$73,959	0.4%
Water Utilities	140,802	0.8%
Other**	(44,471)	(0.2)%
Total	$18,220,350	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Europe 30 ProFund :: 119

Common Stocks (99.2%)

	Shares	Value
ArcelorMittal*NYS (Metals & Mining)	9,394	$245,747
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,684	403,486
AstraZeneca PLCADR (Pharmaceuticals)	12,688	382,924
Banco Santander S.A.ADR (Banks)	71,858	490,072
Barclays PLCADR (Banks)	25,742	276,212
BP PLCADR (Oil, Gas & Consumable Fuels)	12,444	437,282
British American Tobacco PLCADR (Tobacco)	7,564	472,901
BT Group PLC SponADR (Diversified Telecommunication Services)	12,322	257,407
CRH PLCADR (Construction Materials)	7,198	252,434
Criteo S.A.*ADR (Internet Software & Services)	4,514	228,408
EricssonADR (Communications Equipment)	40,138	257,686
GlaxoSmithKline PLCADR (Pharmaceuticals)	10,370	420,192
HSBC Holdings PLCADR (Banks)	10,736	537,765
ING Groep N.V.ADR (Banks)	21,594	404,455
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	8,174	312,002
Lloyds Banking Group PLCADR (Banks)	100,284	353,000
National Grid PLCADR (Multi-Utilities)	4,271	266,980
Nokia Corp.ADR (Communications Equipment)	51,972	332,101
Prudential PLCADR (Insurance)	7,320	358,460
Rio Tinto PLCADR (Metals & Mining)	8,784	416,186
Royal Dutch Shell PLCADR—Class A (Oil, Gas & Consumable Fuels)	13,298	751,735
Ryanair Holdings PLC*ADR (Airlines)	2,684	304,178
S.A.P. SEADR (Software)	5,002	529,462
SanofiADR (Pharmaceuticals)	8,052	381,343
Statoil ASAADR (Oil, Gas & Consumable Fuels)	17,324	324,998
Telefonica S.A.ADR (Diversified Telecommunication Services)	32,330	364,682
Tenaris S.A.ADR (Energy Equipment & Services)	6,344	200,090
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	9,638	488,358
Unilever N.V.NYS (Personal Products)	11,468	667,094
Vodafone Group PLCADR (Wireless Telecommunication Services)	13,420	398,306
TOTAL COMMON STOCKS (Cost $9,087,547)		11,515,946

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $11,000	$11,000	$11,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,000)		11,000
TOTAL INVESTMENT SECURITIES (Cost $9,098,547)—99.3%		11,526,946
Net other assets (liabilities)—0.7%		83,152
NET ASSETS—100.0%		$11,610,098

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

NYS     New York Shares

Europe 30 ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Airlines	$304,178	2.6%
Banks	2,061,504	17.8%
Communications Equipment	589,787	5.1%
Construction Materials	252,434	2.2%
Diversified Telecommunication Services	622,089	5.4%
Energy Equipment & Services	200,090	1.7%
Industrial Conglomerates	312,002	2.7%
Insurance	358,460	3.1%
Internet Software & Services	228,408	1.9%
Metals & Mining	661,933	5.7%
Multi-Utilities	266,980	2.3%
Oil, Gas & Consumable Fuels	2,002,373	17.2%
Personal Products	667,094	5.7%
Pharmaceuticals	1,184,459	10.2%
Semiconductors & Semiconductor Equipment	403,486	3.5%
Software	529,462	4.6%
Tobacco	472,901	4.1%
Wireless Telecommunication Services	398,306	3.4%
Other**	94,152	0.8%
Total	$11,610,098	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of July 31, 2017:

	Value	% of Net Assets
Finland	$332,101	2.9%
France	1,098,109	9.5%
Germany	529,462	4.6%
Ireland	556,612	4.8%
Luxembourg	445,837	3.8%
Netherlands	1,871,678	16.0%
Norway	324,998	2.8%
Spain	854,754	7.4%
Sweden	257,686	2.2%
United Kingdom	5,244,709	45.2%
Other**	94,152	0.8%
Total	$11,610,098	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

120 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (70.9%)

	Percentage of Net Assets	Shares	Value
3M Co. (Industrial Conglomerates)	0.4%	2,744	$552,010
AbbVie, Inc. (Biotechnology)	0.4%	7,224	505,030
Alphabet, Inc.—Class C* (Internet Software & Services)*	0.9%	1,344	1,250,592
Alphabet, Inc.—Class A* (Internet Software & Services)*	0.9%	1,344	1,270,752
Altria Group, Inc. (Tobacco)	0.4%	8,792	571,216
Amazon.com, Inc.* (Internet & Direct Marketing Retail)*	1.3%	1,792	1,770,101
Amgen, Inc. (Biotechnology)	0.4%	3,360	586,355
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.6%	23,744	3,531,446
AT&T, Inc. (Diversified Telecommunication Services)	0.8%	28,000	1,092,000
Bank of America Corp. (Banks)	0.8%	45,304	1,092,732
Berkshire Hathaway, Inc.—Class B* (Diversified Financial Services)*	1.1%	8,624	1,508,941
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.3%	7,504	426,978
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	0.3%	1,848	455,827
Celgene Corp.* (Biotechnology)*	0.4%	3,584	485,309
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.7%	8,624	941,655
Cisco Systems, Inc. (Communications Equipment)	0.5%	22,792	716,809
Citigroup, Inc. (Banks)	0.6%	12,544	858,637
Comcast Corp.—Class A (Media)	0.6%	21,560	872,101
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.1%	19,320	1,546,374
Facebook, Inc.—Class A* (Internet Software & Services)*	1.3%	10,752	1,819,776
General Electric Co. (Industrial Conglomerates)	0.7%	39,648	1,015,385
Gilead Sciences, Inc. (Biotechnology)	0.3%	5,936	451,670
Honeywell International, Inc. (Industrial Conglomerates)	0.3%	3,472	472,609
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.6%	21,448	760,760
International Business Machines Corp. (IT Services)	0.4%	3,920	567,106
Johnson & Johnson (Pharmaceuticals)	1.2%	12,264	1,627,678
JPMorgan Chase & Co. (Banks)	1.1%	16,184	1,485,691
MasterCard, Inc.—Class A (IT Services)	0.4%	4,256	543,917
McDonald’s Corp. (Hotels, Restaurants & Leisure)	0.4%	3,696	573,397
Medtronic PLC (Health Care Equipment & Supplies)	0.4%	6,216	521,958
Merck & Co., Inc. (Pharmaceuticals)	0.6%	12,432	794,156
Microsoft Corp. (Software)	1.9%	35,168	2,556,713
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.3%	2,688	436,827
Oracle Corp. (Software)	0.5%	13,664	682,243
PepsiCo, Inc. (Beverages)	0.6%	6,496	757,499
Pfizer, Inc. (Pharmaceuticals)	0.7%	27,160	900,626
Philip Morris International, Inc. (Tobacco)	0.6%	7,056	823,506
Schlumberger, Ltd. (Energy Equipment & Services)	0.3%	6,328	434,102
The Boeing Co. (Aerospace & Defense)	0.5%	2,576	624,577
The Coca-Cola Co. (Beverages)	0.6%	17,528	803,484
The Home Depot, Inc. (Specialty Retail)	0.6%	5,432	812,627
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)*	0.3%	224	454,384
The Procter & Gamble Co. (Household Products)	0.8%	11,648	1,057,872
The Walt Disney Co. (Media)	0.5%	6,608	726,417
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.6%	4,368	837,825
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.7%	18,592	899,853
Visa, Inc.—Class A (IT Services)	0.6%	8,400	836,304
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.4%	6,720	537,532
Wells Fargo & Co. (Banks)	0.8%	20,496	1,105,554
Other Common Stocks	37.0%	765,465	50,270,576
TOTAL COMMON STOCKS (Cost $62,656,098)			96,227,489

Repurchase Agreements(a)(b) (19.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $26,024,695	$26,024,000	$26,024,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,024,000)		26,024,000
TOTAL INVESTMENT SECURITIES (Cost $88,680,098)—90.1%		122,251,489
Net other assets (liabilities)—9.9%		13,501,834
NET ASSETS—100.0%		$135,753,323

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $16,291,000.

See accompanying notes to the financial statements.

July 31, 2017 :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 121

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	133	9/18/17	$16,408,875	$243,449

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	8/28/17	1.75%	$63,612,890	$(123,751)
SPDR S&P 500 ETF	Goldman Sachs International	8/28/17	1.50%	20,827,696	(40,109)
				$84,440,586	$(163,860)

S&P 500	UBS AG	8/28/17	1.60%	$51,624,828	$(94,760)
SPDR S&P 500 ETF	UBS AG	8/28/17	1.30%	22,526,611	(27,454)
				$74,151,439	$(122,214)
				$158,592,025	$(286,074)

^                       Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraBull ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$2,356,871	1.7%
Air Freight & Logistics	668,732	0.5%
Airlines	566,055	0.4%
Auto Components	188,568	0.1%
Automobiles	463,630	0.3%
Banks	6,155,716	4.7%
Beverages	2,000,098	1.5%
Biotechnology	2,882,214	2.1%
Building Products	341,477	0.3%
Capital Markets	2,855,499	2.1%
Chemicals	2,024,197	1.5%
Commercial Services & Supplies	290,284	0.2%
Communications Equipment	929,258	0.7%
Construction & Engineering	78,943	0.1%
Construction Materials	139,242	0.1%
Consumer Finance	711,122	0.5%
Containers & Packaging	359,152	0.3%
Distributors	105,457	0.1%
Diversified Consumer Services	29,036	NM
Diversified Financial Services	1,546,841	1.1%
Diversified Telecommunication Services	2,129,359	1.6%
Electric Utilities	1,925,744	1.4%
Electrical Equipment	534,668	0.4%
Electronic Equipment, Instruments & Components	383,198	0.3%
Energy Equipment & Services	818,177	0.6%
Equity Real Estate Investment Trusts	2,759,529	2.0%
Food & Staples Retailing	1,820,595	1.3%
Food Products	1,286,977	0.9%
Health Care Equipment & Supplies	2,720,961	2.0%
Health Care Providers & Services	2,666,731	2.0%
Health Care Technology	86,513	0.1%
Hotels, Restaurants & Leisure	1,713,077	1.3%
Household Durables	436,938	0.3%
Household Products	1,683,500	1.2%
Independent Power & Renewable Electricity Producers	69,655	0.1%
Industrial Conglomerates	2,144,146	1.6%
Insurance	2,704,429	2.0%
Internet & Direct Marketing Retail	2,687,829	2.0%
Internet Software & Services	4,581,809	3.4%
IT Services	3,769,348	2.8%
Leisure Products	84,755	0.1%
Life Sciences Tools & Services	683,783	0.5%
Machinery	1,526,628	1.1%
Media	3,029,413	2.2%
Metals & Mining	261,895	0.2%
Multiline Retail	398,037	0.3%
Multi-Utilities	1,006,709	0.7%
Oil, Gas & Consumable Fuels	4,981,561	3.7%
Personal Products	143,363	0.1%
Pharmaceuticals	4,767,827	3.5%
Professional Services	303,265	0.2%
Real Estate Management & Development	51,059	NM
Road & Rail	826,642	0.6%
Semiconductors & Semiconductor Equipment	3,376,494	2.5%
Software	4,813,114	3.5%
Specialty Retail	2,043,108	1.5%
Technology Hardware, Storage & Peripherals	4,051,747	3.0%
Textiles, Apparel & Luxury Goods	662,490	0.5%
Tobacco	1,394,722	1.0%
Trading Companies & Distributors	141,720	0.1%
Water Utilities	63,582	NM
Other**	39,525,834	29.1%
Total	$135,753,323	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

122 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (71.3%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	4,608	$77,414
Aaron’s, Inc. (Specialty Retail)	2,880	133,286
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,728	255,900
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	3,456	182,926
ACI Worldwide, Inc.* (Software)	5,184	120,113
Acxiom Corp.* (IT Services)	3,456	93,208
Adtalem Global Education, Inc. (Diversified Consumer Services)	2,592	84,240
AECOM Technology Corp.* (Construction & Engineering)	6,912	220,492
AGCO Corp. (Machinery)	2,880	207,763
Akorn, Inc.* (Pharmaceuticals)	3,744	125,873
Alexander & Baldwin, Inc. (Real Estate Management & Development)	2,016	84,531
Alleghany Corp.* (Insurance)	576	353,284
Allegheny Technologies, Inc. (Metals & Mining)	4,896	92,730
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	8,064	99,268
AMC Networks, Inc.*—Class A (Media)	2,304	147,341
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	5,760	276,134
American Eagle Outfitters, Inc. (Specialty Retail)	7,200	85,248
American Financial Group, Inc. (Insurance)	3,168	321,235
AptarGroup, Inc. (Containers & Packaging)	2,592	209,770
Aqua America, Inc. (Water Utilities)	7,776	259,563
ARRIS International PLC* (Communications Equipment)	8,352	233,523
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	4,032	327,761
Ashland Global Holdings, Inc. (Chemicals)	2,592	168,402
Aspen Insurance Holdings, Ltd. (Insurance)	2,592	126,490
Associated Banc-Corp. (Banks)	6,624	158,645
Atmos Energy Corp. (Gas Utilities)	4,608	399,790
Avis Budget Group, Inc.* (Road & Rail)	3,744	115,240
Avnet, Inc. (Electronic Equipment, Instruments & Components)	5,472	210,015
Avon Products, Inc.* (Personal Products)	19,296	70,237
BancorpSouth, Inc. (Banks)	3,744	112,507
Bank of Hawaii Corp. (Banks)	1,728	144,582
Bank of the Ozarks, Inc. (Banks)	5,184	223,690
Bed Bath & Beyond, Inc. (Specialty Retail)	6,624	198,058
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,728	124,312
Bemis Co., Inc. (Containers & Packaging)	4,032	170,836
Big Lots, Inc. (Multiline Retail)	2,016	100,134
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	864	203,585
Bio-Techne Corp. (Life Sciences Tools & Services)	1,728	200,292
Bioverativ, Inc.* (Biotechnology)	4,608	285,558
Black Hills Corp. (Multi-Utilities)	2,304	160,497
Blackbaud, Inc. (Software)	2,016	186,157
Brinker International, Inc. (Hotels, Restaurants & Leisure)	2,016	71,508
Broadridge Financial Solutions, Inc. (IT Services)	5,184	393,257
Brocade Communications Systems, Inc. (Communications Equipment)	17,856	225,521
Brown & Brown, Inc. (Insurance)	4,896	218,362
Brunswick Corp. (Leisure Products)	4,032	228,252
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	576	61,920
Cabela’s, Inc.*—Class A (Specialty Retail)	2,304	131,282
Cable One, Inc. (Media)	288	218,851
Cabot Corp. (Chemicals)	2,880	156,470
Cadence Design Systems, Inc.* (Software)	12,384	456,971
CalAtlantic Group, Inc. (Household Durables)	3,168	111,197
Camden Property Trust (Equity Real Estate Investment Trusts)	3,744	335,836
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	3,744	90,680
Carlisle Cos., Inc. (Industrial Conglomerates)	2,880	281,059
Carpenter Technology Corp. (Metals & Mining)	2,016	81,507
Cars.com, Inc.* (Internet Software & Services)	3,168	76,982
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	2,016	174,848
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,728	184,464
Catalent, Inc.* (Pharmaceuticals)	5,472	189,878
Cathay General Bancorp, Inc. (Banks)	3,168	118,642
CDK Global, Inc. (Software)	6,336	416,782
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	2,016	197,971
Chemical Financial Corp. (Banks)	3,168	152,666
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	576	107,741
Ciena Corp.* (Communications Equipment)	6,336	163,152
Cinemark Holdings, Inc. (Media)	4,608	179,251
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	2,880	176,947
Clean Harbors, Inc.* (Commercial Services & Supplies)	2,304	130,867
CNO Financial Group, Inc. (Insurance)	7,488	171,325
Cognex Corp. (Electronic Equipment, Instruments & Components)	3,744	355,904
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	1,152	305,280
Commerce Bancshares, Inc. (Banks)	3,744	217,302
Commercial Metals Co. (Metals & Mining)	5,184	96,422
CommVault Systems, Inc.* (Software)	1,728	102,902
Compass Minerals International, Inc. (Metals & Mining)	1,440	99,432
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,776	130,326
Convergys Corp. (IT Services)	4,032	96,647
Cooper Tire & Rubber Co. (Auto Components)	2,304	84,211

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 123

Common Stocks, continued

	Shares	Value
Copart, Inc.* (Commercial Services & Supplies)	8,928	$281,144
Core Laboratories N.V. (Energy Equipment & Services)	2,016	202,669
Corecivic, Inc. (Equity Real Estate Investment Trusts)	5,184	143,597
CoreLogic, Inc.* (IT Services)	3,744	170,539
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	4,320	143,813
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	18,432	169,390
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	1,152	179,078
Crane Co. (Machinery)	2,304	173,952
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	4,320	111,931
Cullen/Frost Bankers, Inc. (Banks)	2,592	235,302
Curtiss-Wright Corp. (Aerospace & Defense)	2,016	194,383
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	14,400	204,480
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	3,456	206,358
Dana Holding Corp. (Auto Components)	6,336	150,290
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	4,032	227,163
Dean Foods Co. (Food Products)	4,032	60,480
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	1,440	93,398
Deluxe Corp. (Commercial Services & Supplies)	2,016	145,555
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	2,880	35,770
Dick’s Sporting Goods, Inc. (Specialty Retail)	3,744	139,801
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	3,168	74,131
Dillard’s, Inc.—Class A (Multiline Retail)	1,152	85,041
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	2,016	375,983
Domtar Corp. (Paper & Forest Products)	2,880	112,493
Donaldson Co., Inc. (Machinery)	5,760	273,542
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	6,336	242,415
Dril-Quip, Inc.* (Energy Equipment & Services)	1,728	77,069
DST Systems, Inc. (IT Services)	2,592	142,301
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	4,032	213,817
Dycom Industries, Inc.* (Construction & Engineering)	1,440	130,464
Eagle Materials, Inc. (Construction Materials)	2,016	189,706
East West Bancorp, Inc. (Banks)	6,336	361,024
Eaton Vance Corp. (Capital Markets)	4,896	240,345
Edgewell Personal Care Co.* (Personal Products)	2,592	187,143
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,168	118,958
EMCOR Group, Inc. (Construction & Engineering)	2,592	174,960
Endo International PLC* (Pharmaceuticals)	8,640	95,213
Energen Corp.* (Oil, Gas & Consumable Fuels)	4,320	230,170
Energizer Holdings, Inc. (Household Products)	2,592	119,413
EnerSys (Electrical Equipment)	2,016	145,696
Ensco PLCADR—Class A (Energy Equipment & Services)	13,248	70,082
EPR Properties (Equity Real Estate Investment Trusts)	2,880	208,454
Esterline Technologies Corp.* (Aerospace & Defense)	1,440	138,960
F.N.B. Corp. (Banks)	14,112	193,334
FactSet Research Systems, Inc. (Capital Markets)	1,728	288,956
Fair Isaac Corp. (Software)	1,440	205,272
Federated Investors, Inc.—Class B (Capital Markets)	4,032	116,243
First American Financial Corp. (Insurance)	4,896	237,015
First Horizon National Corp. (Banks)	10,368	180,714
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	5,184	158,216
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	3,456	170,415
Flowers Foods, Inc. (Food Products)	8,064	141,846
Fortinet, Inc.* (Software)	6,624	244,492
Frontier Communications Corp. (Diversified Telecommunication Services)	3,456	52,911
FTI Consulting, Inc.* (Professional Services)	1,728	56,696
Fulton Financial Corp. (Banks)	7,776	141,912
GameStop Corp.—Class A (Specialty Retail)	4,320	93,701
GATX Corp. (Trading Companies & Distributors)	1,728	106,842
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	2,592	168,895
Gentex Corp. (Auto Components)	12,672	215,678
Genworth Financial, Inc.*—Class A (Insurance)	21,888	75,076
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	3,168	97,416
Graco, Inc. (Machinery)	2,304	267,356
Graham Holdings Co.—Class B (Diversified Consumer Services)	288	170,611
Granite Construction, Inc. (Construction & Engineering)	1,728	84,707
Great Plains Energy, Inc. (Electric Utilities)	9,504	293,293
Greif, Inc.—Class A (Containers & Packaging)	1,152	64,616
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	6,912	87,229
Halyard Health, Inc.* (Health Care Equipment & Supplies)	2,016	81,084
Hancock Holding Co. (Banks)	3,744	172,224
Hawaiian Electric Industries, Inc. (Electric Utilities)	4,896	161,519

See accompanying notes to the financial statements.

124 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	5,184	$172,627
HealthSouth Corp. (Health Care Providers & Services)	4,032	171,602
Helen of Troy, Ltd.* (Household Durables)	1,152	116,064
Herman Miller, Inc. (Commercial Services & Supplies)	2,592	87,286
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	4,608	237,404
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	2,592	193,156
HNI Corp. (Commercial Services & Supplies)	2,016	76,104
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	7,776	224,260
Home BancShares, Inc. (Banks)	5,472	135,706
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	7,200	209,232
HSN, Inc. (Internet & Direct Marketing Retail)	1,440	57,096
Hubbell, Inc. (Electrical Equipment)	2,304	273,692
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	2,016	415,517
IDACORP, Inc. (Electric Utilities)	2,304	198,973
IDEX Corp. (Machinery)	3,456	402,763
INC Research Holdings, Inc.*—Class A (Life Sciences Tools & Services)	2,304	126,720
Ingredion, Inc. (Food Products)	3,168	390,678
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,760	150,566
InterDigital, Inc. (Communications Equipment)	1,440	104,904
International Bancshares Corp. (Banks)	2,592	91,757
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	1,152	41,242
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	1,728	263,762
ITT, Inc. (Machinery)	3,744	153,504
j2 Global, Inc. (Internet Software & Services)	2,016	170,614
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	8,064	245,952
Jack Henry & Associates, Inc. (IT Services)	3,456	370,898
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	1,152	106,860
Janus Henderson Group PLC* (Capital Markets)	7,776	260,418
JBG Smith Properties* (Equity Real Estate Investment Trusts)	3,744	132,837
JetBlue Airways Corp.* (Airlines)	14,688	322,108
John Wiley & Sons, Inc.—Class A (Media)	2,016	111,384
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	2,016	256,475
KB Home (Household Durables)	3,744	85,812
KBR, Inc. (Construction & Engineering)	6,336	94,533
Kemper Corp. (Insurance)	2,016	79,128
Kennametal, Inc. (Machinery)	3,456	127,526
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	8,064	335,382
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	4,320	299,851
Kirby Corp.* (Marine)	2,304	140,314
KLX, Inc.* (Aerospace & Defense)	2,304	119,624
Knight Transportation, Inc. (Road & Rail)	2,880	102,672
Knowles Corp.* (Electronic Equipment, Instruments & Components)	4,032	61,085
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	3,744	264,214
Lamb Weston Holding, Inc. (Food Products)	6,048	265,991
Lancaster Colony Corp. (Food Products)	864	105,944
Landstar System, Inc. (Road & Rail)	1,728	143,683
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	4,896	144,628
Legg Mason, Inc. (Capital Markets)	3,744	149,797
Leidos Holdings, Inc. (IT Services)	6,336	338,596
Lennox International, Inc. (Building Products)	1,728	295,488
Liberty Property Trust (Equity Real Estate Investment Trusts)	6,336	266,239
Life Storage, Inc. (Equity Real Estate Investment Trusts)	2,016	147,249
LifePoint Health, Inc.* (Health Care Providers & Services)	1,728	102,643
Lincoln Electric Holdings, Inc. (Machinery)	2,592	226,178
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	864	155,676
LivaNova PLC* (Health Care Equipment & Supplies)	2,016	122,855
Live Nation Entertainment, Inc.* (Media)	5,760	214,675
LogMeIn, Inc. (Internet Software & Services)	2,304	268,301
Louisiana-Pacific Corp.* (Paper & Forest Products)	6,336	159,097
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	4,032	105,800
Mallinckrodt PLC* (Pharmaceuticals)	4,320	197,856
Manhattan Associates, Inc.* (Software)	3,168	140,026
ManpowerGroup, Inc. (Professional Services)	2,880	308,592
MarketAxess Holdings, Inc. (Capital Markets)	1,728	350,594
Masimo Corp.* (Health Care Equipment & Supplies)	2,016	190,714
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	4,032	97,816
MAXIMUS, Inc. (IT Services)	2,880	173,837
MB Financial, Inc. (Banks)	3,168	129,571
MDU Resources Group, Inc. (Multi-Utilities)	8,640	227,663
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	15,840	205,603
Medidata Solutions, Inc.* (Health Care Technology)	2,304	176,970
MEDNAX, Inc.* (Health Care Providers & Services)	4,032	189,423

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 125

Common Stocks, continued

	Shares	Value
Mercury General Corp. (Insurance)	1,728	$103,490
Meredith Corp. (Media)	1,728	102,730
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	5,184	269,983
Minerals Technologies, Inc. (Chemicals)	1,440	101,952
Molina Healthcare, Inc.* (Health Care Providers & Services)	2,016	134,669
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,728	176,809
MSA Safety, Inc. (Commercial Services & Supplies)	1,440	115,430
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	2,016	143,559
MSCI, Inc.—Class A (Capital Markets)	4,032	439,286
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	7,200	191,376
Murphy USA, Inc.* (Specialty Retail)	1,440	109,051
Nabors Industries, Ltd. (Energy Equipment & Services)	12,384	95,481
National Fuel Gas Co. (Gas Utilities)	3,744	221,682
National Instruments Corp. (Electronic Equipment, Instruments & Components)	4,608	189,573
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	6,624	264,828
NCR Corp.* (Technology Hardware, Storage & Peripherals)	5,184	196,215
NetScout Systems, Inc.* (Communications Equipment)	4,032	139,104
NeuStar, Inc.*—Class A (IT Services)	2,304	76,954
New Jersey Resources Corp. (Gas Utilities)	3,744	157,810
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	21,312	279,827
NewMarket Corp. (Chemicals)	288	132,512
Nordson Corp. (Machinery)	2,304	292,608
NorthWestern Corp. (Multi-Utilities)	2,016	116,505
NOW, Inc.* (Trading Companies & Distributors)	4,608	73,405
Nu Skin Enterprises, Inc.—Class A (Personal Products)	2,304	145,981
NuVasive, Inc.* (Health Care Equipment & Supplies)	2,304	151,580
NVR, Inc.* (Household Durables)	288	751,807
Oceaneering International, Inc. (Energy Equipment & Services)	4,320	110,808
Office Depot, Inc. (Specialty Retail)	22,752	133,554
OGE Energy Corp. (Electric Utilities)	8,640	309,830
Oil States International, Inc.* (Energy Equipment & Services)	2,304	57,254
Old Dominion Freight Line, Inc. (Road & Rail)	3,168	303,844
Old Republic International Corp. (Insurance)	10,656	209,071
Olin Corp. (Chemicals)	7,200	212,256
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	8,640	272,938
ONE Gas, Inc. (Gas Utilities)	2,304	167,685
Orbital ATK, Inc. (Aerospace & Defense)	2,592	264,850
Oshkosh Corp. (Machinery)	3,168	218,148
Owens & Minor, Inc. (Health Care Providers & Services)	2,592	83,540
Owens-Illinois, Inc.* (Containers & Packaging)	7,200	172,080
PacWest Bancorp (Banks)	5,184	248,936
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	1,152	82,172
PAREXEL International Corp.* (Life Sciences Tools & Services)	2,304	201,646
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	7,200	139,248
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	4,896	111,482
Pinnacle Financial Partners, Inc. (Banks)	3,168	202,435
Pitney Bowes, Inc. (Commercial Services & Supplies)	8,064	126,927
Plantronics, Inc. (Communications Equipment)	1,440	65,059
PNM Resources, Inc. (Electric Utilities)	3,456	137,722
Polaris Industries, Inc. (Leisure Products)	2,592	232,398
PolyOne Corp. (Chemicals)	3,456	126,420
Pool Corp. (Distributors)	1,728	186,831
Post Holdings, Inc.* (Food Products)	2,880	239,616
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,728	82,685
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	2,304	123,564
Primerica, Inc. (Insurance)	2,016	163,397
Prosperity Bancshares, Inc. (Banks)	3,168	203,069
PTC, Inc.* (Software)	5,184	286,105
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	10,656	91,322
Quality Care Properties* (Equity Real Estate Investment Trusts)	4,032	67,818
Rayonier, Inc. (Equity Real Estate Investment Trusts)	5,760	167,443
Regal Beloit Corp. (Electrical Equipment)	2,016	168,034
Reinsurance Group of America, Inc. (Insurance)	2,880	403,776
Reliance Steel & Aluminum Co. (Metals & Mining)	3,168	229,236
RenaissanceRe Holdings, Ltd. (Insurance)	1,728	253,860
Rollins, Inc. (Commercial Services & Supplies)	4,320	187,531
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	5,472	63,858
Royal Gold, Inc. (Metals & Mining)	2,880	249,581
RPM International, Inc. (Chemicals)	5,760	298,771
Ryder System, Inc. (Road & Rail)	2,304	167,639
Sabre Corp. (IT Services)	8,928	197,577
Sally Beauty Holdings, Inc.* (Specialty Retail)	6,048	122,351
Science Applications International Corp. (IT Services)	2,016	141,947
SEI Investments Co. (Capital Markets)	5,760	325,498
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	10,368	201,658
Sensient Technologies Corp. (Chemicals)	2,016	149,910
Service Corp. International (Diversified Consumer Services)	8,352	290,066

See accompanying notes to the financial statements.

126 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Signature Bank* (Banks)	2,304	$319,287
Silgan Holdings, Inc. (Containers & Packaging)	3,168	95,990
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,728	129,773
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	5,760	161,798
SLM Corp.* (Consumer Finance)	19,008	210,609
SM Energy Co. (Oil, Gas & Consumable Fuels)	4,320	75,125
Snyder’s-Lance, Inc. (Food Products)	3,744	130,254
Sonoco Products Co. (Containers & Packaging)	4,320	209,434
Sotheby’s*—Class A (Diversified Consumer Services)	2,016	114,085
Southwest Gas Corp. (Gas Utilities)	2,016	161,482
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	22,176	126,403
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	5,760	138,643
Steel Dynamics, Inc. (Metals & Mining)	10,656	377,330
STERIS PLC (Health Care Equipment & Supplies)	3,744	306,446
Stifel Financial Corp.* (Capital Markets)	2,880	146,448
Superior Energy Services, Inc.* (Energy Equipment & Services)	6,624	71,274
SVB Financial Group* (Banks)	2,304	411,125
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,440	75,758
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	1,152	136,996
Synovus Financial Corp. (Banks)	5,472	237,923
Take-Two Interactive Software, Inc.* (Software)	4,608	366,244
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	4,320	114,178
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	2,592	147,407
TCF Financial Corp. (Banks)	7,488	118,011
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	1,440	147,456
TEGNA, Inc. (Media)	9,504	140,944
Teledyne Technologies, Inc.* (Aerospace & Defense)	1,440	196,330
Teleflex, Inc. (Health Care Equipment & Supplies)	2,016	417,755
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	4,032	114,630
Tempur Sealy International, Inc.* (Household Durables)	2,016	116,263
Tenet Healthcare Corp.* (Health Care Providers & Services)	3,456	59,962
Teradata Corp.* (IT Services)	5,760	183,283
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	8,640	298,859
Terex Corp. (Machinery)	4,320	170,078
Texas Capital Bancshares, Inc.* (Banks)	2,304	180,518
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	2,880	136,224
The Boston Beer Co., Inc.*—Class A (Beverages)	288	45,158
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	2,016	95,921
The Chemours Co. (Chemicals)	8,064	383,927
The Dun & Bradstreet Corp. (Professional Services)	1,728	191,393
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	5,472	160,603
The Hain Celestial Group, Inc.* (Food Products)	4,608	206,024
The Hanover Insurance Group, Inc. (Insurance)	1,728	163,918
The Michaels Cos., Inc.* (Specialty Retail)	4,608	92,805
The New York Times Co.—Class A (Media)	5,472	103,968
The Scotts Miracle-Gro Co.—Class A (Chemicals)	2,016	193,516
The Timken Co. (Machinery)	3,168	144,144
The Toro Co. (Machinery)	4,608	327,583
The Ultimate Software Group, Inc.* (Software)	1,440	325,022
The Wendy’s Co. (Hotels, Restaurants & Leisure)	8,352	128,955
Thor Industries, Inc. (Automobiles)	2,016	212,386
Toll Brothers, Inc. (Household Durables)	6,624	255,620
Tootsie Roll Industries, Inc. (Food Products)	864	32,141
Transocean, Ltd.* (Energy Equipment & Services)	17,568	151,963
TreeHouse Foods, Inc.* (Food Products)	2,592	219,879
TRI Pointe Group, Inc.* (Household Durables)	6,912	91,930
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	10,944	409,633
Trinity Industries, Inc. (Machinery)	6,624	181,564
Trustmark Corp. (Banks)	2,880	92,045
Tupperware Brands Corp. (Household Durables)	2,304	139,876
Tyler Technologies, Inc.* (Software)	1,440	247,406
UGI Corp. (Gas Utilities)	7,488	377,919
UMB Financial Corp. (Banks)	2,016	140,435
Umpqua Holdings Corp. (Banks)	9,792	181,544
United Bankshares, Inc. (Banks)	4,608	158,976
United Natural Foods, Inc.* (Food & Staples Retailing)	2,304	88,773
United States Steel Corp. (Metals & Mining)	7,776	182,658
United Therapeutics Corp.* (Biotechnology)	2,016	258,854
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	6,912	176,947
Urban Edge Properties (Equity Real Estate Investment Trusts)	4,320	108,562
Urban Outfitters, Inc.* (Specialty Retail)	3,744	73,345
Valley National Bancorp (Banks)	11,520	136,858
Valmont Industries, Inc. (Construction & Engineering)	864	131,933
Valvoline, Inc. (Chemicals)	8,928	202,398
VCA, Inc.* (Health Care Providers & Services)	3,456	319,956

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 127

Common Stocks, continued

	Shares	Value
Vectren Corp. (Multi-Utilities)	3,744	$225,052
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	4,896	95,521
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,896	172,633
ViaSat, Inc.* (Communications Equipment)	2,304	152,271
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	5,760	102,816
W.R. Berkley Corp. (Insurance)	4,320	297,950
Wabtec Corp. (Machinery)	3,744	282,148
Washington Federal, Inc. (Thrifts & Mortgage Finance)	4,032	134,870
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	8,064	72,737
Watsco, Inc. (Trading Companies & Distributors)	1,440	217,110
WebMD Health Corp.* (Internet Software & Services)	1,728	114,480
Webster Financial Corp. (Banks)	4,032	209,382
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	5,184	168,273
WellCare Health Plans, Inc.* (Health Care Providers & Services)	2,016	356,812
Werner Enterprises, Inc. (Road & Rail)	2,016	59,774
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	3,168	281,002
Westar Energy, Inc. (Electric Utilities)	6,336	321,553
WEX, Inc.* (IT Services)	1,728	187,799
WGL Holdings, Inc. (Gas Utilities)	2,304	197,499
Williams-Sonoma, Inc. (Specialty Retail)	3,456	160,462
Wintrust Financial Corp. (Banks)	2,304	173,514
Woodward, Inc. (Machinery)	2,304	161,142
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	3,168	102,453
Worthington Industries, Inc. (Metals & Mining)	2,016	102,151
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	17,280	186,278
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	2,304	234,363
TOTAL COMMON STOCKS (Cost $55,436,013)		72,410,355

Repurchase Agreements(a)(b) (27.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $28,009,748	$28,009,000	$28,009,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,009,000)		28,009,000
TOTAL INVESTMENT SECURITIES (Cost $83,445,013)—98.8%		100,419,355
Net other assets (liabilities)—1.2%		1,268,190
NET ASSETS—100.0%		$101,687,545

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $16,797,000.

ADR    American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	27	9/18/17	$4,750,650	$64,897

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	8/28/17	1.65%	$41,274,568	$(245,839)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	8/28/17	1.40%	16,958,097	(118,476)
				$58,232,665	$(364,315)

S&P MidCap 400	UBS AG	8/28/17	1.65%	$52,027,058	$(309,278)
SPDR S&P MidCap 400 ETF	UBS AG	8/28/17	1.50%	15,874,434	(73,221)
				$67,901,492	$(382,499)
				$126,134,157	$(746,814)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

128 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2017

UltraMid-Cap ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$1,329,664	1.3%
Airlines	322,108	0.3%
Auto Components	450,179	0.4%
Automobiles	212,386	0.2%
Banks	5,783,637	5.8%
Beverages	45,158	NM
Biotechnology	544,412	0.5%
Building Products	295,488	0.3%
Capital Markets	2,317,585	2.3%
Chemicals	2,126,534	2.1%
Commercial Services & Supplies	1,150,844	1.1%
Communications Equipment	1,083,534	1.1%
Construction & Engineering	837,089	0.8%
Construction Materials	189,706	0.2%
Consumer Finance	210,609	0.2%
Containers & Packaging	922,726	0.9%
Distributors	186,831	0.2%
Diversified Consumer Services	659,002	0.6%
Diversified Telecommunication Services	52,911	0.1%
Electric Utilities	1,422,890	1.4%
Electrical Equipment	587,422	0.6%
Electronic Equipment, Instruments & Components	3,701,489	3.7%
Energy Equipment & Services	1,075,476	1.1%
Equity Real Estate Investment Trusts	6,512,775	6.5%
Food & Staples Retailing	411,880	0.4%
Food Products	1,792,852	1.8%
Gas Utilities	1,683,867	1.7%
Health Care Equipment & Supplies	2,097,907	2.1%
Health Care Providers & Services	1,601,533	1.6%
Health Care Technology	276,238	0.3%
Hotels, Restaurants & Leisure	1,601,421	1.6%
Household Durables	1,668,568	1.6%
Household Products	119,413	0.1%
Industrial Conglomerates	281,059	0.3%
Insurance	3,177,377	3.1%
Internet & Direct Marketing Retail	57,096	0.1%
Internet Software & Services	630,377	0.6%
IT Services	2,566,843	2.5%
Leisure Products	460,650	0.5%
Life Sciences Tools & Services	930,214	0.9%
Machinery	3,609,999	3.6%
Marine	140,314	0.1%
Media	1,219,144	1.2%
Metals & Mining	1,511,047	1.5%
Multiline Retail	185,175	0.2%
Multi-Utilities	729,717	0.7%
Oil, Gas & Consumable Fuels	1,654,240	1.6%
Paper & Forest Products	271,590	0.3%
Personal Products	403,361	0.4%
Pharmaceuticals	732,384	0.7%
Professional Services	556,681	0.5%
Real Estate Management & Development	341,006	0.3%
Road & Rail	1,061,747	1.0%
Semiconductors & Semiconductor Equipment	1,938,154	1.9%
Software	3,097,492	3.0%
Specialty Retail	1,472,944	1.4%
Technology Hardware, Storage & Peripherals	347,760	0.3%
Textiles, Apparel & Luxury Goods	430,044	0.4%
Thrifts & Mortgage Finance	414,697	0.4%
Trading Companies & Distributors	540,916	0.5%
Water Utilities	259,563	0.3%
Wireless Telecommunication Services	114,630	0.1%
Other**	29,277,190	28.7%
Total	$101,687,545	100.0%

**          Includes any non-equity securities and net other assets (liabilities),which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2017 :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 129

Common Stocks (32.3%)

	Percentage of Net Assets	Shares	Value
ALLETE, Inc. (Electric Utilities)	0.1%	840	$61,547
Aspen Technology, Inc.* (Software)*	0.1%	1,260	71,656
Avista Corp. (Multi-Utilities)	0.1%	1,120	58,923
Blackbaud, Inc. (Software)	0.1%	700	64,638
Bluebird Bio, Inc.* (Biotechnology)*	0.1%	700	65,975
Catalent, Inc.* (Pharmaceuticals)*	0.1%	1,960	68,011
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	980	60,211
Clovis Oncology, Inc.* (Biotechnology)*	0.1%	700	59,367
CNO Financial Group, Inc. (Insurance)	0.1%	2,800	64,064
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	0.1%	6,720	61,757
Curtiss-Wright Corp. (Aerospace & Defense)	0.1%	700	67,494
Deluxe Corp. (Commercial Services & Supplies)	0.1%	840	60,647
EMCOR Group, Inc. (Construction & Engineering)	0.1%	980	66,150
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	2,380	62,118
EPAM Systems, Inc.* (IT Services)*	0.1%	840	72,181
Exact Sciences Corp.* (Biotechnology)*	0.1%	1,820	70,617
Fair Isaac Corp. (Software)	0.1%	560	79,828
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	0.1%	1,960	59,819
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	0.1%	2,380	71,925
GrubHub, Inc.* (Internet Software & Services)*	0.1%	1,400	64,582
Hancock Holding Co. (Banks)	0.1%	1,400	64,400
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	0.1%	1,820	60,606
HealthSouth Corp. (Health Care Providers & Services)	0.1%	1,400	59,583
IBERIABANK Corp. (Banks)	0.1%	840	67,913
IDACORP, Inc. (Electric Utilities)	0.1%	840	72,542
j2 Global, Inc. (Internet Software & Services)	0.1%	700	59,241
Kite Pharma, Inc.* (Biotechnology)*	0.1%	840	91,065
Louisiana-Pacific Corp.* (Paper & Forest Products)*	0.1%	2,380	59,762
Lumentum Holdings, Inc.* (Communications Equipment)*	0.1%	980	61,347
Masimo Corp.* (Health Care Equipment & Supplies)*	0.1%	700	66,219
MAXIMUS, Inc. (IT Services)	0.1%	980	59,153
Medidata Solutions, Inc.* (Health Care Technology)*	0.1%	840	64,521
MGIC Investment Corp.* (Thrifts & Mortgage Finance)*	0.1%	6,020	70,254
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	840	70,266
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	700	71,623
New Jersey Resources Corp. (Gas Utilities)	0.1%	1,400	59,010
ONE Gas, Inc. (Gas Utilities)	0.1%	840	61,135
PAREXEL International Corp.* (Life Sciences Tools & Services)*	0.1%	840	73,518
Paycom Software, Inc.* (Software)*	0.1%	840	58,876
Portland General Electric Co. (Electric Utilities)	0.1%	1,400	62,566
Proofpoint, Inc.* (Software)*	0.1%	700	59,668
Radian Group, Inc. (Thrifts & Mortgage Finance)	0.1%	3,500	60,970
Spire, Inc. (Gas Utilities)	0.1%	840	60,984
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	0.1%	3,640	59,259
Texas Capital Bancshares, Inc.* (Banks)*	0.1%	840	65,814
Umpqua Holdings Corp. (Banks)	0.1%	3,500	64,890
WGL Holdings, Inc. (Gas Utilities)	0.1%	840	72,006
Wintrust Financial Corp. (Banks)	0.1%	840	63,260
Woodward, Inc. (Machinery)	0.1%	840	58,749
Other Common Stocks	28.8%	1,524,601	26,186,128
TOTAL COMMON STOCKS (Cost $19,643,368)			29,376,838

Contingent Rights(NM)

Chelsea Therapeutics International, Ltd.*+(a)^ (Biotechnology)		2,635	—
Dyax Corp.*^+(b) (Biotechnology)		1,854	2,058
TOTAL CONTINGENT RIGHTS (Cost $—)			2,058

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance+^ (Metals & Mining)	1,320	—
TOTAL TRUST (Cost $—)		—

See accompanying notes to the financial statements.

130 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2017

Repurchase Agreements(c)(d) (61.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $55,965,495	$55,964,000	$55,964,000
TOTAL REPURCHASE AGREEMENTS (Cost $55,964,000)		55,964,000
TOTAL INVESTMENT SECURITIES (Cost $75,607,368)—94.0%		85,342,896
Net other assets (liabilities)—6.0%		5,431,006
NET ASSETS—100.0%		$90,773,902

*                 Non-income producing security.

^                  The Advisor has deemed these securities to be illiquid. As of July 31, 2017, these securities represented less than 0.005% of the net assets of the Fund.

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2017, these securities represented less than 0.005% of the net assets of the Fund.

(a)         No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)         Expiration is on or before December 31, 2019; expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(c)          The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $17,878,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	239	9/18/17	$17,021,580	$240,062

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	8/28/17	1.00%	$28,321,407	$(122,469)
Russell 2000 Index	Goldman Sachs International	8/28/17	1.35%	27,784,920	(146,541)
				$56,106,327	$(269,010)

iShares Russell 2000 ETF	UBS AG	8/28/17	1.00%	$39,661,336	$(237,138)
Russell 2000 Index	UBS AG	8/28/17	1.20%	39,322,154	(237,883)
				$78,983,490	$(475,021)
				$135,089,817	$(744,031)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$424,302	0.5%
Air Freight & Logistics	112,531	0.1%
Airlines	65,436	0.1%
Auto Components	345,369	0.4%
Automobiles	20,608	NM
Banks	2,652,004	3.0%
Beverages	15,453	NM
Biotechnology	1,852,009	2.0%
Building Products	308,193	0.3%
Capital Markets	339,063	0.4%
Chemicals	598,083	0.7%
Commercial Services & Supplies	764,324	0.8%
Communications Equipment	582,799	0.6%
Construction & Engineering	383,158	0.4%
Construction Materials	51,761	0.1%
Consumer Finance	182,108	0.2%
Containers & Packaging	23,558	NM
Distributors	30,803	NM
Diversified Consumer Services	234,886	0.3%
Diversified Financial Services	44,862	NM
Diversified Telecommunication Services	201,044	0.2%
Electric Utilities	348,779	0.4%
Electrical Equipment	199,758	0.2%
Electronic Equipment, Instruments & Components	802,610	0.9%
Energy Equipment & Services	483,062	0.5%
Equity Real Estate Investment Trusts	2,288,250	2.6%
Food & Staples Retailing	125,406	0.1%
Food Products	260,337	0.3%
Gas Utilities	387,342	0.4%
Health Care Equipment & Supplies	1,090,099	1.2%

See accompanying notes to the financial statements.

July 31, 2017 :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 131

	Value	% of Net Assets
Health Care Providers & Services	$552,530	0.6%
Health Care Technology	279,765	0.3%
Hotels, Restaurants & Leisure	762,593	0.8%
Household Durables	386,288	0.4%
Household Products	54,009	0.1%
Independent Power & Renewable Electricity Producers	177,888	0.2%
Industrial Conglomerates	24,080	NM
Insurance	593,671	0.7%
Internet & Direct Marketing Retail	159,834	0.2%
Internet Software & Services	866,107	1.0%
IT Services	677,811	0.7%
Leisure Products	76,591	0.1%
Life Sciences Tools & Services	287,861	0.3%
Machinery	890,267	1.0%
Marine	60,396	0.1%
Media	476,150	0.5%
Metals & Mining	396,574	0.4%
Mortgage Real Estate Investment Trusts	328,926	0.4%
Multiline Retail	109,248	0.1%
Multi-Utilities	165,981	0.2%
Oil, Gas & Consumable Fuels	759,640	0.8%
Paper & Forest Products	162,282	0.2%
Pharmaceuticals	636,226	0.7%
Professional Services	334,929	0.4%
Real Estate Management & Development	123,974	0.1%
Road & Rail	266,811	0.3%
Semiconductors & Semiconductor Equipment	1,102,357	1.2%
Software	1,167,389	1.3%
Specialty Retail	594,287	0.7%
Technology Hardware, Storage & Peripherals	212,041	0.2%
Textiles, Apparel & Luxury Goods	216,390	0.2%
Thrifts & Mortgage Finance	690,049	0.8%
Tobacco	57,859	0.1%
Trading Companies & Distributors	404,517	0.4%
Water Utilities	67,291	0.1%
Wireless Telecommunication Services	38,287	NM
Other**	61,395,006	67.7%
Total	$90,773,902	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

132 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (66.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	6,440	$1,295,535
American Express Co. (Consumer Finance)	6,440	548,881
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,440	957,821
Caterpillar, Inc. (Machinery)	6,440	733,838
Chevron Corp. (Oil, Gas & Consumable Fuels)	6,440	703,183
Cisco Systems, Inc. (Communications Equipment)	6,440	202,538
E.I. du Pont de Nemours & Co. (Chemicals)	6,440	529,432
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,440	515,458
General Electric Co. (Industrial Conglomerates)	6,440	164,928
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,440	228,427
International Business Machines Corp. (IT Services)	6,440	931,675
Johnson & Johnson (Pharmaceuticals)	6,440	854,718
JPMorgan Chase & Co. (Banks)	6,440	591,192
McDonald’s Corp. (Hotels, Restaurants & Leisure)	6,440	999,102
Merck & Co., Inc. (Pharmaceuticals)	6,440	411,387
Microsoft Corp. (Software)	6,440	468,188
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	6,440	380,282
Pfizer, Inc. (Pharmaceuticals)	6,440	213,550
The Boeing Co. (Aerospace & Defense)	6,440	1,561,443
The Coca-Cola Co. (Beverages)	6,440	295,210
The Goldman Sachs Group, Inc. (Capital Markets)	6,440	1,451,125
The Home Depot, Inc. (Specialty Retail)	6,440	963,424
The Procter & Gamble Co. (Household Products)	6,440	584,880
The Travelers Cos., Inc. (Insurance)	6,440	824,900
The Walt Disney Co. (Media)	6,440	707,949
United Technologies Corp. (Aerospace & Defense)	6,440	763,591
UnitedHealth Group, Inc. (Health Care Providers & Services)	6,440	1,235,256
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,440	311,696
Visa, Inc.—Class A (IT Services)	6,440	641,166
Wal-Mart Stores, Inc. (Food & Staples Retailing)	6,440	515,136
TOTAL COMMON STOCKS (Cost $11,169,870)		20,585,911

Repurchase Agreements(a)(b) (28.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $9,007,241	$9,007,000	$9,007,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,007,000)		9,007,000
TOTAL INVESTMENT SECURITIES (Cost $20,176,870)—94.8%		29,592,911
Net other assets (liabilities)—5.2%		1,628,717
NET ASSETS—100.0%		$31,221,628

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $3,784,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	82	9/18/17	$8,953,580	$262,427

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	8/28/17	1.70%	$13,251,810	$48,634
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	8/28/17	1.55%	6,607,701	21,880
				$19,859,511	$70,514

Dow Jones Industrial Average	UBS AG	8/28/17	1.60%	$7,531,480	$31,206
SPDR Dow Jones Industrial Average ETF	UBS AG	8/28/17	1.50%	5,604,001	24,200
				$13,135,481	$55,406
				$32,994,992	$125,920

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 133

UltraDow 30 ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$2,325,034	7.5%
Banks	591,192	1.9%
Beverages	295,210	0.9%
Capital Markets	1,451,125	4.6%
Chemicals	529,432	1.7%
Communications Equipment	202,538	0.6%
Consumer Finance	548,881	1.8%
Diversified Telecommunication Services	311,696	1.0%
Food & Staples Retailing	515,136	1.6%
Health Care Providers & Services	1,235,256	4.0%
Hotels, Restaurants & Leisure	999,102	3.2%
Household Products	584,881	1.9%
Industrial Conglomerates	1,460,463	4.7%
Insurance	824,900	2.6%
IT Services	1,572,841	5.1%
Machinery	733,838	2.4%
Media	707,949	2.3%
Oil, Gas & Consumable Fuels	1,218,641	3.9%
Pharmaceuticals	1,479,654	4.7%
Semiconductors & Semiconductor Equipment	228,427	0.7%
Software	468,188	1.5%
Specialty Retail	963,424	3.1%
Technology Hardware, Storage & Peripherals	957,821	3.1%
Textiles, Apparel & Luxury Goods	380,282	1.2%
Other**	10,635,717	34.0%
Total	$31,221,628	100.0%

**        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

134 :: UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (52.5%)

	Shares	Value
Activision Blizzard, Inc. (Software)	22,940	$1,417,233
Adobe Systems, Inc.* (Software)	15,096	2,211,413
Akamai Technologies, Inc.* (Internet Software & Services)	5,328	251,162
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,808	935,011
Alphabet, Inc.*—Class A (Internet Software & Services)	9,028	8,535,974
Alphabet, Inc.*—Class C (Internet Software & Services)	10,508	9,777,694
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	14,504	14,326,761
American Airlines Group, Inc. (Airlines)	14,948	753,977
Amgen, Inc. (Biotechnology)	22,348	3,899,949
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	11,100	877,011
Apple, Inc. (Technology Hardware, Storage & Peripherals)	158,508	23,574,894
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	32,708	1,449,291
Autodesk, Inc.* (Software)	6,660	737,861
Automatic Data Processing, Inc. (IT Services)	13,616	1,619,079
Baidu, Inc.*ADR (Internet Software & Services)	8,436	1,909,489
Biogen, Inc.* (Biotechnology)	6,512	1,885,810
BioMarin Pharmaceutical, Inc.* (Biotechnology)	5,328	467,425
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	12,136	2,993,466
CA, Inc. (Software)	12,728	395,077
Celgene Corp.* (Biotechnology)	23,680	3,206,509
Cerner Corp.* (Health Care Technology)	10,064	647,820
Charter Communications, Inc.*—Class A (Media)	8,140	3,190,146
Check Point Software Technologies, Ltd.* (Software)	5,032	532,285
Cintas Corp. (Commercial Services & Supplies)	3,256	439,072
Cisco Systems, Inc. (Communications Equipment)	151,996	4,780,274
Citrix Systems, Inc.* (Software)	4,588	362,360
Cognizant Technology Solutions Corp. (IT Services)	17,908	1,241,383
Comcast Corp.—Class A (Media)	143,856	5,818,974
Costco Wholesale Corp. (Food & Staples Retailing)	13,320	2,111,353
CSX Corp. (Road & Rail)	28,120	1,387,441
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	13,616	813,284
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	6,956	431,481
Discovery Communications, Inc.*—Class A (Media)	4,736	116,506
Discovery Communications, Inc.*—Class C (Media)	6,808	157,469
Dish Network Corp.*—Class A (Media)	6,956	445,393
Dollar Tree, Inc.* (Multiline Retail)	7,252	522,724
eBay, Inc.* (Internet Software & Services)	32,856	1,173,945
Electronic Arts, Inc.* (Software)	9,472	1,105,761
Expedia, Inc. (Internet & Direct Marketing Retail)	4,144	648,412
Express Scripts Holding Co.* (Health Care Providers & Services)	18,056	1,131,028
Facebook, Inc.*—Class A (Internet Software & Services)	71,928	12,173,815
Fastenal Co. (Trading Companies & Distributors)	8,732	375,127
Fiserv, Inc.* (IT Services)	6,512	836,792
Gilead Sciences, Inc. (Biotechnology)	39,664	3,018,034
Hasbro, Inc. (Leisure Products)	3,848	407,426
Henry Schein, Inc.* (Health Care Providers & Services)	2,368	431,473
Hologic, Inc.* (Health Care Equipment & Supplies)	8,584	379,499
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,664	443,449
Illumina, Inc.* (Life Sciences Tools & Services)	4,440	771,894
Incyte Corp.* (Biotechnology)	6,216	828,531
Intel Corp. (Semiconductors & Semiconductor Equipment)	143,116	5,076,324
Intuit, Inc. (Software)	7,844	1,076,275
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,184	1,110,900
J.B. Hunt Transport Services, Inc. (Road & Rail)	3,404	308,777
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	27,824	1,256,810
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	4,736	438,696
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	4,884	778,803
Liberty Global PLC*—Class A (Media)	7,252	245,553
Liberty Global PLC*—Class C (Media)	18,500	606,245
Liberty Interactive Corp.*—Class G (Internet & Direct Marketing Retail)	12,876	308,251
Liberty LiLAC Group*—Class A (Media)	1,480	38,066
Liberty LiLAC Group*—Class C (Media)	3,700	94,424
Liberty Ventures*—Class A (Internet & Direct Marketing Retail)	2,516	152,419
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	11,544	1,202,769
Mattel, Inc. (Leisure Products)	10,360	207,407
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	8,584	390,057
Mercadolibre, Inc. (Internet Software & Services)	1,332	384,175
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,956	556,758
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	33,596	944,720
Microsoft Corp. (Software)	234,728	17,064,727
Mondelez International, Inc.—Class A (Food Products)	46,176	2,032,668
Monster Beverage Corp.* (Beverages)	17,316	913,419
Mylan N.V.* (Pharmaceuticals)	16,280	634,757
Netease.com, Inc.ADR (Internet Software & Services)	2,368	737,111
Netflix, Inc.* (Internet & Direct Marketing Retail)	13,172	2,392,826
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	6,956	383,067
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	18,056	2,934,281

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: UltraNASDAQ-100 ProFund :: 135

Common Stocks, continued

	Shares	Value
O’Reilly Automotive, Inc.* (Specialty Retail)	2,812	$574,492
PACCAR, Inc. (Machinery)	10,656	729,403
Paychex, Inc. (IT Services)	10,952	633,573
PayPal Holdings, Inc.* (IT Services)	36,556	2,140,353
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	44,844	2,385,252
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,108	1,527,955
Ross Stores, Inc. (Specialty Retail)	11,988	663,176
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	9,028	297,563
Shire Pharmaceuticals Group PLCADR (Biotechnology)	2,368	396,735
Sirius XM Holdings, Inc. (Media)	141,784	830,854
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	5,624	589,789
Starbucks Corp. (Hotels, Restaurants & Leisure)	43,956	2,372,745
Symantec Corp. (Software)	18,500	573,315
Tesla Motors, Inc.* (Automobiles)	5,032	1,627,701
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	30,340	2,469,069
The Kraft Heinz Co. (Food Products)	37,000	3,236,019
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	1,480	3,002,180
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	25,308	1,560,491
Tractor Supply Co. (Specialty Retail)	3,848	215,950
Twenty-First Century Fox, Inc.—Class A (Media)	31,968	930,269
Twenty-First Century Fox, Inc.—Class B (Media)	24,272	696,364
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	1,924	483,328
Verisk Analytics, Inc.*—Class A (Professional Services)	5,032	439,092
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,548	1,145,937
Viacom, Inc.—Class B (Media)	10,656	372,108
Vodafone Group PLCADR (Wireless Telecommunication Services)	13,172	390,945
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	32,856	2,650,494
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	8,880	755,866
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	3,108	401,989
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	7,548	477,486
TOTAL COMMON STOCKS (Cost $67,527,704)		204,789,015

Repurchase Agreements(a)(b) (42.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $165,619,423	$165,615,000	$165,615,000
TOTAL REPURCHASE AGREEMENTS (Cost $165,615,000)		165,615,000
TOTAL INVESTMENT SECURITIES (Cost $233,142,704)—94.9%		370,404,015
Net other assets (liabilities)—5.1%		19,889,399
NET ASSETS—100.0%		$390,293,414

*                      Non-income producing security.

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $63,201,000.

ADR         American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	668	9/18/17	$78,580,180	$1,223,190

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	8/28/17	1.75%	$148,327,457	$(870,192)
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	8/28/17	1.50%	89,885,588	(406,579)
				$238,213,045	$(1,276,771)

NASDAQ-100 Index	UBS AG	8/28/17	1.60%	$149,432,718	$(891,116)
PowerShares QQQ Trust, Series 1 ETF	UBS AG	8/28/17	1.70%	109,531,115	(579,424)
				$258,963,833	$(1,470,540)
				$497,176,878	$(2,747,311)

^                Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

136 :: UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2017

UltraNASDAQ-100 ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Airlines	$753,977	0.2%
Automobiles	1,627,701	0.4%
Beverages	913,419	0.2%
Biotechnology	17,311,896	4.4%
Commercial Services & Supplies	439,072	0.1%
Communications Equipment	4,780,274	1.2%
Food & Staples Retailing	4,761,847	1.2%
Food Products	5,268,688	1.3%
Health Care Equipment & Supplies	2,365,329	0.6%
Health Care Providers & Services	1,562,501	0.4%
Health Care Technology	647,820	0.2%
Hotels, Restaurants & Leisure	4,360,570	1.1%
Internet & Direct Marketing Retail	22,900,943	5.9%
Internet Software & Services	34,943,364	9.1%
IT Services	6,471,180	1.7%
Leisure Products	614,833	0.2%
Life Sciences Tools & Services	771,894	0.2%
Machinery	729,403	0.2%
Media	13,542,371	3.5%
Multiline Retail	522,724	0.1%
Pharmaceuticals	634,757	0.2%
Professional Services	439,092	0.1%
Road & Rail	1,696,218	0.4%
Semiconductors & Semiconductor Equipment	22,361,003	5.7%
Software	25,476,307	6.5%
Specialty Retail	1,936,946	0.5%
Technology Hardware, Storage & Peripherals	24,628,323	6.3%
Trading Companies & Distributors	375,127	0.1%
Wireless Telecommunication Services	1,951,436	0.5%
Other**	185,504,399	47.5%
Total	$390,293,414	100.0%

**        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: UltraInternational ProFund :: 137

Repurchase Agreements(a)(b) (100.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $22,423,599	$22,423,000	$22,423,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,423,000)		22,423,000
TOTAL INVESTMENT SECURITIES (Cost $22,423,000)—100.9%		22,423,000
Net other assets (liabilities)—(0.9)%		(210,531)
NET ASSETS—100.0%		$22,212,469

(a)       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $1,336,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	8/28/17	1.50%	$340,274	$997
MSCI EAFE Index	UBS AG	8/28/17	2.00%	44,089,709	127,926
				$44,429,983	$128,923

^                Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

138 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (80.0%)

	Shares	Value
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors & Semiconductor Equipment)	64,288	$423,658
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	59,040	9,148,249
Ambev S.A.ADR (Beverages)	230,256	1,399,956
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	62,976	1,113,416
Baidu, Inc.*ADR (Internet Software & Services)	14,432	3,266,683
Banco Bradesco S.A.ADR (Banks)	160,064	1,539,815
Bancolombia S.A.ADR (Banks)	5,904	258,241
BRF S.A.*ADR (Food Products)	31,488	371,244
Cemex S.A.B. de C.V.*ADR (Construction Materials)	76,096	738,892
China Life Insurance Co., Ltd.ADR (Insurance)	78,064	1,239,656
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	57,728	3,084,407
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	13,120	999,612
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	7,216	344,708
China Unicom Hong Kong, Ltd.*ADR (Diversified Telecommunication Services)	31,488	459,095
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	19,680	665,578
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	8,528	958,974
CPFL Energia S.A.ADR (Electric Utilities)	17,056	292,852
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	20,992	1,253,852
Enersis S.A.ADR (Electric Utilities)	30,176	301,760
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	7,216	727,950
Grupo Televisa S.A.ADR (Media)	25,584	681,046
HDFC Bank, Ltd.ADR (Banks)	21,648	2,095,093
ICICI Bank, Ltd.ADR (Banks)	81,344	757,313
Infosys Technologies, Ltd.ADR (IT Services)	104,304	1,648,003
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	48,544	2,192,733
KB Financial Group, Inc.ADR (Banks)	21,648	1,151,673
Korea Electric Power Corp.ADR (Electric Utilities)	26,896	539,803
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	22,960	326,721
Mobile TeleSystems PJSCADR (Wireless Telecommunication Services)	26,240	224,877
Netease.com, Inc.ADR (Internet Software & Services)	3,936	1,225,198
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	11,152	720,531
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	78,064	687,744
POSCOADR (Metals & Mining)	17,056	1,281,247
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	25,584	896,208
Sasol, Ltd.ADR (Chemicals)	26,240	790,874
Shinhan Financial Group Co., Ltd.ADR (Banks)	24,928	1,184,578
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	18,368	500,712
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	195,488	7,029,748
TAL Education GroupADR (Diversified Consumer Services)	2,624	411,364
Tata Motors, Ltd.*ADR (Automobiles)	10,496	361,482
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	21,648	322,122
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	22,304	527,936
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	124,640	281,686
Vale S.A.ADR (Metals & Mining)	67,568	677,707
Vendanta, Ltd.ADR (Metals & Mining)	17,712	311,731
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	19,024	233,995
Wipro, Ltd.ADR (IT Services)	61,664	379,234
TOTAL COMMON STOCKS (Cost $47,212,711)		56,029,957

Preferred Stocks (5.6%)

Itau Unibanco Holding S.A.ADR (Banks)	169,248	2,015,744
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	106,928	908,888
Vale S.A.ADR (Metals & Mining)	102,992	967,095
TOTAL PREFERRED STOCKS (Cost $3,201,303)		3,891,727

Repurchase Agreements(a)(b) (15.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $10,766,288	$10,766,000	$10,766,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,766,000)		10,766,000
TOTAL INVESTMENT SECURITIES (Cost $61,180,014)—101.0%		70,687,684
Net other assets (liabilities)—(1.0)%		(692,203)
NET ASSETS—100.0%		$69,995,481

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $2,161,000.

ADR    American Depositary Receipt

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 139

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	8/28/17	1.65%	$10,729,991	$119,859
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	8/28/17	1.70%	69,533,664	740,903
				$80,263,655	$860,762

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraEmerging Markets ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Automobiles	$361,482	0.5%
Banks	9,002,459	12.9%
Beverages	2,127,907	3.0%
Chemicals	790,874	1.1%
Construction Materials	738,892	1.1%
Diversified Consumer Services	411,364	0.6%
Diversified Telecommunication Services	2,687,711	3.8%
Electric Utilities	1,134,414	1.6%
Electronic Equipment, Instruments & Components	326,721	0.5%
Food Products	371,244	0.5%
Insurance	1,239,656	1.8%
Internet & Direct Marketing Retail	3,680,580	5.3%
Internet Software & Services	13,640,128	19.4%
IT Services	2,027,237	2.9%
Media	681,046	1.0%
Metals & Mining	3,237,780	4.6%
Oil, Gas & Consumable Fuels	4,803,685	6.9%
Semiconductors & Semiconductor Equipment	7,735,093	11.1%
Wireless Telecommunication Services	4,923,411	7.0%
Other**	10,073,797	14.4%
Total	$69,995,481	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of July 31, 2017:

	Value	% of Net Assets
Brazil	$9,711,103	13.9%
Chile	301,760	0.4%
China	22,454,650	32.1%
Colombia	258,241	0.4%
Hong Kong	3,084,407	4.4%
India	5,552,856	7.9%
Indonesia	896,208	1.3%
Mexico	3,261,304	4.7%
Russia	224,877	0.3%
South Africa	790,874	1.1%
South Korea	4,984,734	7.1%
Taiwan	8,400,670	12.0%
Other**	10,073,797	14.4%
Total	$69,995,481	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

140 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (63.8%)

	Shares	Value
Ambev S.A.ADR (Beverages)	379,015	$2,304,411
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	75,460	1,334,133
Banco Bradesco S.A.ADR (Banks)	259,945	2,500,670
Banco de ChileADR (Banks)	3,921	335,134
Banco Santander ChileADR (Banks)	14,700	415,570
Bancolombia S.A.ADR (Banks)	10,535	460,801
BRF S.A.*ADR (Food Products)	53,900	635,481
Cemex S.A.B. de C.V.*ADR (Construction Materials)	114,415	1,110,970
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)	9,065	372,662
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	5,145	437,222
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	33,320	358,523
CPFL Energia S.A.ADR (Electric Utilities)	30,135	517,418
Embraer S.A.ADR (Aerospace & Defense)	15,925	322,800
Empresa Nacional de Electricidad S.A.ADR (Independent Power & Renewable Electricity Producers)	9,310	217,109
Enersis S.A.ADR (Electric Utilities)	52,675	526,750
Fibria Celulose S.A.ADR (Paper & Forest Products)	19,355	204,582
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	11,760	1,186,349
Gerdau S.A.ADR (Metals & Mining)	84,525	284,849
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	3,675	421,155
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	1,960	416,598
Grupo Financiero Galicia S.A.ADR (Banks)	6,125	222,460
Grupo Financiero Santander Mexico S.A.B. de C.V.ADR (Banks)	33,565	344,377
Grupo Televisa S.A.ADR (Media)	43,120	1,147,854
Latam Airlines Group S.A.ADR (Airlines)	36,260	425,330
Pampa Energia S.A.*ADR (Electric Utilities)	6,125	332,894
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	86,730	764,091
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	37,730	561,422
TIM Participacoes SAADR (Wireless Telecommunication Services)	20,580	347,185
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	37,730	893,069
Vale S.A.ADR (Metals & Mining)	102,410	1,027,173
YPF S.A.ADR (Oil, Gas & Consumable Fuels)	18,865	381,073
TOTAL COMMON STOCKS (Cost $13,958,324)		20,810,115

Preferred Stocks (20.5%)

Companhia Brasileira de Distribuicao*ADR (Food & Staples Retailing)	16,415	381,156
Itau Unibanco Holding S.A.ADR (Banks)	274,400	3,268,104
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	173,705	1,476,493
Vale S.A.ADR (Metals & Mining)	167,090	1,568,975
TOTAL PREFERRED STOCKS (Cost $3,584,279)		6,694,728

Repurchase Agreements(a)(b) (11.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $3,894,104	$3,894,000	$3,894,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,894,000)		3,894,000
TOTAL INVESTMENT SECURITIES (Cost $21,436,603)—96.2%		31,398,843
Net other assets (liabilities)—3.8%		1,253,544
NET ASSETS—100.0%		$32,652,387

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $836,000.

ADR    American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	8/28/17	1.65%	$15,983,105	$219,723
BNY Mellon Latin America 35 ADR Index	UBS AG	8/28/17	1.70%	21,910,536	270,123
				$37,893,641	$489,846

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 141

UltraLatin America ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$322,800	1.0%
Airlines	425,330	1.3%
Banks	7,547,117	23.1%
Beverages	3,927,982	12.1%
Chemicals	372,662	1.1%
Construction Materials	1,110,970	3.4%
Diversified Telecommunication Services	561,422	1.7%
Electric Utilities	1,377,062	4.2%
Food & Staples Retailing	381,156	1.2%
Food Products	635,481	1.9%
Independent Power & Renewable Electricity Producers	217,109	0.7%
Media	1,147,854	3.5%
Metals & Mining	2,880,997	8.8%
Oil, Gas & Consumable Fuels	3,514,726	10.9%
Paper & Forest Products	204,582	0.6%
Transportation Infrastructure	837,753	2.6%
Water Utilities	358,523	1.1%
Wireless Telecommunication Services	1,681,317	5.1%
Other**	5,147,544	15.7%
Total	$32,652,387	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of July 31, 2017:

	Value	% of Net Assets
Argentina	$936,427	2.9%
Brazil	17,416,402	53.3%
Chile	2,292,555	7.0%
Colombia	460,801	1.4%
Mexico	6,398,658	19.7%
Other**	5,147,544	15.7%
Total	$32,652,387	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

142 :: UltraChina ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (84.3%)

	Shares	Value
21Vianet Group, Inc.*ADR (Internet Software & Services)	39,996	$178,382
58.com, Inc.*ADR (Internet Software & Services)	14,342	732,159
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	21,412	3,317,789
Aluminum Corp. of China, Ltd.*ADR (Metals & Mining)	37,976	600,021
Autohome, Inc.*ADR (Internet Software & Services)	11,110	540,835
Baidu, Inc.*ADR (Internet Software & Services)	9,898	2,240,412
Baozun, Inc.*ADR (Internet Software & Services)	11,716	380,301
Beigene, Ltd.*ADR (Biotechnology)	10,504	740,427
Bitauto Holdings, Ltd.*ADR (Internet Software & Services)	12,322	389,375
Changyou.com, Ltd.*ADR (Software)	6,060	256,521
Cheetah Mobile, Inc.*ADR (Software)	18,584	205,167
China Eastern Airlines Corp., Ltd.ADR (Airlines)	11,110	307,192
China Life Insurance Co., Ltd.ADR (Insurance)	83,426	1,324,805
China Lodging Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	6,060	616,484
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	36,158	1,931,922
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	15,352	1,169,669
China Southern Airlines Co., Ltd.ADR (Airlines)	9,898	377,410
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	16,160	771,963
China Unicom Hong Kong, Ltd.*ADR (Diversified Telecommunication Services)	59,994	874,713
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	10,706	1,203,889
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	23,230	1,387,528
Fang Holdings, Ltd.*ADR (Internet Software & Services)	87,870	281,184
Huaneng Power International, Inc.ADR (Independent Power & Renewable Electricity Producers)	18,584	528,715
JA Solar Holdings Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	29,088	182,673
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	39,592	1,788,371
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	12,524	345,913
Momo, Inc.*ADR (Internet Software & Services)	9,898	434,819
Netease.com, Inc.ADR (Internet Software & Services)	4,242	1,320,450
NQ Mobile, Inc.*ADR (Software)	57,570	196,889
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	16,160	1,044,098
Semiconductor Manufacturing International Corp.*ADR (Semiconductors & Semiconductor Equipment)	121,200	670,236
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	8,282	474,393
TAL Education GroupADR (Diversified Consumer Services)	5,656	886,692
Tarena International, Inc.ADR (Diversified Consumer Services)	15,958	307,989
Tuniu Corp.*ADR (Hotels, Restaurants & Leisure)	31,916	254,051
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	50,904	626,119
Weibo Corp.*ADR (Internet Software & Services)	7,878	606,212
YY, Inc.*ADR (Internet Software & Services)	7,878	563,277
ZTO Express Cayman, Inc.*ADR (Air Freight & Logistics)	24,038	360,089
TOTAL COMMON STOCKS (Cost $25,205,219)		30,419,134

Repurchase Agreements(a)(b) (10.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $3,862,103	$3,862,000	$3,862,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,862,000)		3,862,000
TOTAL INVESTMENT SECURITIES (Cost $29,067,219)—95.0%		34,281,134
Net other assets (liabilities)—5.0%		1,790,472
NET ASSETS—100.0%		$36,071,606

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $965,000.

ADR    American Depositary Receipt

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: UltraChina ProFund :: 143

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	8/28/17	1.65%	$2,560,865	$38,133
BNY Mellon China Select ADR Index	UBS AG	8/28/17	1.45%	39,128,693	493,169
				$41,689,558	$531,302

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraChina ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Air Freight & Logistics	$360,089	1.0%
Airlines	684,602	1.9%
Biotechnology	740,427	2.1%
Chemicals	474,393	1.3%
Diversified Consumer Services	1,194,681	3.3%
Diversified Telecommunication Services	1,646,676	4.6%
Hotels, Restaurants & Leisure	870,535	2.4%
Independent Power & Renewable Electricity Producers	528,715	1.5%
Insurance	1,324,805	3.7%
Internet & Direct Marketing Retail	3,802,018	10.5%
Internet Software & Services	10,985,195	30.3%
Metals & Mining	600,021	1.7%
Oil, Gas & Consumable Fuels	3,417,656	9.5%
Semiconductors & Semiconductor Equipment	1,198,822	3.3%
Software	658,577	1.8%
Wireless Telecommunication Services	1,931,922	5.4%
Other**	5,652,472	15.7%
Total	$36,071,606	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of July 31, 2017:

	Value	% of Net Assets
China	$30,419,134	84.3%
Other**	5,652,472	15.7%
Total	$36,071,606	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

144 :: UltraJapan ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Repurchase Agreements(a) (92.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $18,214,486	$18,214,000	$18,214,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,214,000)		18,214,000
TOTAL INVESTMENT SECURITIES (Cost $18,214,000)—92.0%		18,214,000
Net other assets (liabilities)—8.0%		1,594,069
NET ASSETS—100.0%		$19,808,069

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	399	9/08/17	$39,770,325	$(436,256)

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Bear ProFund :: 145

Repurchase Agreements(a)(b) (114.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $55,099,471	$55,098,000	$55,098,000
TOTAL REPURCHASE AGREEMENTS (Cost $55,098,000)		55,098,000
TOTAL INVESTMENT SECURITIES (Cost $55,098,000)—114.7%		55,098,000
Net other assets (liabilities)—(14.7)%		(7,061,352)
NET ASSETS—100.0%		$48,036,648

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $7,655,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	29	9/18/17	$3,577,875	$(44,536)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	8/28/17	(1.55)%	$(21,849,175)	$55,152
S&P 500	UBS AG	8/28/17	(1.25)%	(22,675,317)	40,691
				$(44,524,492)	$95,843

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

146 :: Short Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Repurchase Agreements(a)(b) (504.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $9,583,256	$9,583,000	$9,583,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,583,000)		9,583,000
TOTAL INVESTMENT SECURITIES (Cost $9,583,000)—504.4%		9,583,000
Net other assets (liabilities)—(404.4)%(c)		(7,683,290)
NET ASSETS—100.0%		$1,899,710

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $1,130,000.

(c)          Amount includes $7,762,656 of net capital shares payable as of July 31, 2017.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	9	9/18/17	$640,980	$(13,783)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	8/28/17	(0.85)%	$(402,489)	$23,051
Russell 2000 Index	UBS AG	8/28/17	(0.70)%	(846,747)	5,075
				$(1,249,236)	$28,126

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Short NASDAQ-100 ProFund :: 147

Repurchase Agreements(a)(b) (367.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $9,503,254	$9,503,000	$9,503,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,503,000)		9,503,000
TOTAL INVESTMENT SECURITIES (Cost $9,503,000)—367.6%		9,503,000
Net other assets (liabilities)—(267.6)%(c)		(6,917,765)
NET ASSETS—100.0%		$2,585,235

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $1,049,000.

(c)          Amount includes $7,008,760 of net capital shares payable as of July 31, 2017.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	7	9/18/17	$823,445	$792

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	8/28/17	(1.50)%	$(1,052,824)	$39,204
NASDAQ-100 Index	UBS AG	8/28/17	(1.25)%	(705,806)	4,477
				$(1,758,630)	$43,681

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

148 :: UltraBear ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Repurchase Agreements(a)(b) (95.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $11,379,304	$11,379,000	$11,379,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,379,000)		11,379,000
TOTAL INVESTMENT SECURITIES (Cost $11,379,000)—95.5%		11,379,000
Net other assets (liabilities)—4.5%		534,532
NET ASSETS—100.0%		$11,913,532

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $3,469,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	8	9/18/17	$987,000	$(15,216)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	8/28/17	(1.55)%	$(11,527,518)	$25,391
S&P 500	UBS AG	8/28/17	(1.25)%	(11,322,616)	23,318
				$(22,850,134)	$48,709

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: UltraShort Mid-Cap ProFund :: 149

Repurchase Agreements(a)(b) (113.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $1,912,051	$1,912,000	$1,912,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,912,000)		1,912,000
TOTAL INVESTMENT SECURITIES (Cost $1,912,000)—113.6%		1,912,000
Net other assets (liabilities)—(13.6)%		(228,219)
NET ASSETS—100.0%		$1,683,781

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $649,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	9/18/17	$175,950	$2,068

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	8/28/17	(1.25)%	$(1,765,953)	$10,439
S&P MidCap 400	UBS AG	8/28/17	(1.20)%	(1,426,556)	12,020
				$(3,192,509)	$22,459

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

150 :: UltraShort Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Repurchase Agreements(a)(b) (101.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $8,953,239	$8,953,000	$8,953,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,953,000)		8,953,000
TOTAL INVESTMENT SECURITIES (Cost $8,953,000)—101.4%		8,953,000
Net other assets (liabilities)—(1.4)%		(123,195)
NET ASSETS—100.0%		$8,829,805

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $742,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	38	9/18/17	$2,706,360	$(37,707)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	8/28/17	(0.85)%	$(2,753,102)	$19,528
Russell 2000 Index	UBS AG	8/28/17	(0.70)%	(12,212,321)	73,197
				$(14,965,423)	$92,725

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: UltraShort Dow 30 ProFund :: 151

Repurchase Agreements(a)(b) (95.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $5,085,136	$5,085,000	$5,085,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,085,000)		5,085,000
TOTAL INVESTMENT SECURITIES (Cost $5,085,000)—95.6%		5,085,000
Net other assets (liabilities)—4.4%		232,921
NET ASSETS—100.0%		$5,317,921

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $961,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	12	9/18/17	$1,310,280	$(40,277)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	8/28/17	(1.40)%	$(6,900,069)	$(27,075)
Dow Jones Industrial Average	UBS AG	8/28/17	(1.25)%	(2,429,148)	(10,159)
				$(9,329,217)	$(37,234)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

152 :: UltraShort NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Repurchase Agreements(a)(b) (99.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $18,244,487	$18,244,000	$18,244,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,244,000)		18,244,000
TOTAL INVESTMENT SECURITIES (Cost $18,244,000)—99.7%		18,244,000
Net other assets (liabilities)—0.3%		51,845
NET ASSETS—100.0%		$18,295,845

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $6,200,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	18	9/18/17	$2,117,430	$2,036

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	8/28/17	(1.50)%	$(13,111,371)	$83,397
NASDAQ-100 Index	UBS AG	8/28/17	(1.25)%	(21,370,249)	135,556
				$(34,481,620)	$218,953

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: UltraShort International ProFund :: 153

Repurchase Agreements(a)(b) (97.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $2,928,078	$2,928,000	$2,928,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,928,000)		2,928,000
TOTAL INVESTMENT SECURITIES (Cost $2,928,000)—97.2%		2,928,000
Net other assets (liabilities)—2.8%		83,595
NET ASSETS—100.0%		$3,011,595

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $331,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	8/28/17	(0.80)%	$(1,477,836)	$(4,447)
MSCI EAFE Index	UBS AG	8/28/17	(0.90)%	(4,555,188)	(13,275)
				$(6,033,024)	$(17,722)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

154 :: UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Repurchase Agreements(a)(b) (118.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $2,775,074	$2,775,000	$2,775,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,775,000)		2,775,000
TOTAL INVESTMENT SECURITIES (Cost $2,775,000)—118.9%		2,775,000
Net other assets (liabilities)—(18.9)%		(441,067)
NET ASSETS—100.0%		$2,333,933

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $269,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	8/28/17	(0.70)%	$(3,533,496)	$(39,839)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	8/28/17	(0.70)%	(1,136,870)	(24,029)
				$(4,670,366)	$(63,868)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: UltraShort Latin America ProFund :: 155

Repurchase Agreements(a)(b) (71.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $8,171,218	$8,171,000	$8,171,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,171,000)		8,171,000
TOTAL INVESTMENT SECURITIES (Cost $8,171,000)—71.3%		8,171,000
Net other assets (liabilities)—28.7%		3,285,727
NET ASSETS—100.0%		$11,456,727

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $891,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	8/28/17	(0.60)%	$(3,214,034)	$(44,554)
BNY Mellon Latin America 35 ADR Index	UBS AG	8/28/17	(0.70)%	(19,646,432)	(184,400)
				$(22,860,466)	$(228,954)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

156 :: UltraShort China ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Repurchase Agreements(a)(b) (104.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $1,510,040	$1,510,000	$1,510,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,510,000)		1,510,000
TOTAL INVESTMENT SECURITIES (Cost $1,510,000)—104.8%		1,510,000
Net other assets (liabilities)—(4.8)%		(68,537)
NET ASSETS—100.0%		$1,441,463

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $271,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	8/28/17	(0.20)%	$(924,615)	$(13,915)
BNY Mellon China Select ADR Index	UBS AG	8/28/17	0.05%	(1,965,072)	(29,123)
				$(2,889,687)	$(43,038)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: UltraShort Japan ProFund :: 157

Repurchase Agreements(a) (89.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $1,158,031	$1,158,000	$1,158,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,158,000)		1,158,000
TOTAL INVESTMENT SECURITIES (Cost $1,158,000)—89.3%		1,158,000
Net other assets (liabilities)—10.7%		138,377
NET ASSETS—100.0%		$1,296,377

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	26	9/8/17	$2,591,550	$28,008

See accompanying notes to the financial statements.

158 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (75.0%)

	Shares	Value
Associated Banc-Corp. (Banks)	1,352	$32,380
BancorpSouth, Inc. (Banks)	733	22,027
Bank of America Corp. (Banks)	88,045	2,123,645
Bank of Hawaii Corp. (Banks)	376	31,460
Bank of the Ozarks, Inc. (Banks)	1,073	46,300
BankUnited, Inc. (Banks)	952	32,768
BB&T Corp. (Banks)	7,169	339,237
BOK Financial Corp. (Banks)	219	18,630
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,120	15,971
Cathay General Bancorp, Inc. (Banks)	667	24,979
Citigroup, Inc. (Banks)	24,377	1,668,606
Citizens Financial Group, Inc. (Banks)	4,488	157,439
Comerica, Inc. (Banks)	1,555	112,442
Commerce Bancshares, Inc. (Banks)	769	44,633
Cullen/Frost Bankers, Inc. (Banks)	494	44,845
East West Bancorp, Inc. (Banks)	1,287	73,333
F.N.B. Corp. (Banks)	2,856	39,127
Fifth Third Bancorp (Banks)	6,641	177,315
First Financial Bankshares, Inc. (Banks)	593	25,647
First Horizon National Corp. (Banks)	2,071	36,105
First Republic Bank (Banks)	1,368	137,251
Fulton Financial Corp. (Banks)	1,538	28,069
Glacier Bancorp, Inc. (Banks)	680	23,746
Hancock Holding Co. (Banks)	745	34,270
Huntington Bancshares, Inc. (Banks)	9,611	127,346
IBERIABANK Corp. (Banks)	444	35,897
International Bancshares Corp. (Banks)	504	17,842
Investors Bancorp, Inc. (Banks)	2,750	36,520
JPMorgan Chase & Co. (Banks)	31,449	2,887,017
KeyCorp (Banks)	9,685	174,717
M&T Bank Corp. (Banks)	1,364	222,537
MB Financial, Inc. (Banks)	635	25,972
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	4,320	56,722
PacWest Bancorp (Banks)	1,060	50,901
People’s United Financial, Inc. (Banks)	3,054	53,262
PNC Financial Services Group, Inc. (Banks)	4,278	551,006
Popular, Inc. (Banks)	912	38,432
Prosperity Bancshares, Inc. (Banks)	621	39,806
Regions Financial Corp. (Banks)	10,630	155,198
Signature Bank* (Banks)	467	64,717
SunTrust Banks, Inc. (Banks)	4,274	244,857
SVB Financial Group* (Banks)	457	81,547
Synovus Financial Corp. (Banks)	1,080	46,958
TCF Financial Corp. (Banks)	1,508	23,766
Texas Capital Bancshares, Inc.* (Banks)	433	33,926
Trustmark Corp. (Banks)	606	19,368
U.S. Bancorp (Banks)	13,997	738,762
UMB Financial Corp. (Banks)	386	26,889
Umpqua Holdings Corp. (Banks)	1,938	35,931
United Bankshares, Inc. (Banks)	936	32,292
Valley National Bancorp (Banks)	2,343	27,835
Washington Federal, Inc. (Thrifts & Mortgage Finance)	786	26,292
Webster Financial Corp. (Banks)	808	41,959
Wells Fargo & Co. (Banks)	39,791	2,146,326
Western Alliance Bancorp* (Banks)	831	41,866
Wintrust Financial Corp. (Banks)	483	36,375
Zions Bancorp (Banks)	1,791	81,168
TOTAL COMMON STOCKS (Cost $6,754,388)		13,514,234

Repurchase Agreements(a)(b) (26.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $4,713,126	$4,713,000	$4,713,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,713,000)		4,713,000
TOTAL INVESTMENT SECURITIES (Cost $11,467,388)—101.1%		18,227,234
Net other assets (liabilities)—(1.1)%		(198,982)
NET ASSETS—100.0%		$18,028,252

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $2,753,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	8/23/17	1.70%	$6,529,625	$25,930
Dow Jones U.S. Banks Index	UBS AG	8/23/17	1.55%	7,180,161	33,900
				$13,709,786	$59,830

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 159

Banks UltraSector ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Banks	$13,415,249	74.4%
Thrifts & Mortgage Finance	98,985	0.6%
Other**	4,514,018	25.0%
Total	$18,028,252	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

160 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (70.7%)

	Shares	Value
AdvanSix, Inc.* (Chemicals)	301	$10,077
Air Products & Chemicals, Inc. (Chemicals)	2,242	318,700
Albemarle Corp. (Chemicals)	1,151	133,286
Alcoa Corp.* (Metals & Mining)	1,520	55,328
Allegheny Technologies, Inc. (Metals & Mining)	1,120	21,213
Ashland Global Holdings, Inc. (Chemicals)	654	42,490
Axalta Coating Systems, Ltd.* (Chemicals)	2,245	70,718
Cabot Corp. (Chemicals)	658	35,749
Carpenter Technology Corp. (Metals & Mining)	469	18,962
Celanese Corp. (Chemicals)	1,455	139,927
CF Industries Holdings, Inc. (Chemicals)	2,396	70,323
Commercial Metals Co. (Metals & Mining)	1,200	22,320
Compass Minerals International, Inc. (Metals & Mining)	355	24,513
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,841	30,855
Domtar Corp. (Paper & Forest Products)	660	25,780
E.I. du Pont de Nemours & Co. (Chemicals)	8,968	737,260
Eastman Chemical Co. (Chemicals)	1,496	124,407
Ecolab, Inc. (Chemicals)	2,687	353,797
FMC Corp. (Chemicals)	1,399	106,856
Freeport-McMoRan, Inc.* (Metals & Mining)	13,754	201,083
GCP Applied Technologies, Inc.* (Chemicals)	740	22,422
H.B. Fuller Co. (Chemicals)	529	27,254
Huntsman Corp. (Chemicals)	2,066	54,997
Ingevity Corp.* (Chemicals)	426	24,921
International Flavors & Fragrances, Inc. (Chemicals)	829	110,406
KapStone Paper & Packaging Corp. (Paper & Forest Products)	913	20,871
LyondellBasell Industries N.V.—Class A (Chemicals)	3,422	308,288
Minerals Technologies, Inc. (Chemicals)	375	26,550
Monsanto Co. (Chemicals)	4,538	530,129
NewMarket Corp. (Chemicals)	86	39,569
Newmont Mining Corp. (Metals & Mining)	5,520	205,179
Nucor Corp. (Metals & Mining)	3,304	190,542
Olin Corp. (Chemicals)	1,723	50,794
Platform Specialty Products Corp.* (Chemicals)	2,239	31,368
PolyOne Corp. (Chemicals)	843	30,837
PPG Industries, Inc. (Chemicals)	2,640	277,860
Praxair, Inc. (Chemicals)	2,959	385,143
Reliance Steel & Aluminum Co. (Metals & Mining)	762	55,138
Royal Gold, Inc. (Metals & Mining)	673	58,322
RPM International, Inc. (Chemicals)	1,392	72,203
Sensient Technologies Corp. (Chemicals)	460	34,206
Steel Dynamics, Inc. (Metals & Mining)	2,503	88,631
The Chemours Co. (Chemicals)	1,896	90,269
The Dow Chemical Co. (Chemicals)	11,620	746,470
The Mosaic Co. (Chemicals)	3,630	87,628
The Scotts Miracle-Gro Co.—Class A (Chemicals)	457	43,867
United States Steel Corp. (Metals & Mining)	1,801	42,305
W.R. Grace & Co. (Chemicals)	721	49,720
Westlake Chemical Corp. (Chemicals)	382	26,878
Worthington Industries, Inc. (Metals & Mining)	455	23,055
TOTAL COMMON STOCKS (Cost $2,617,862)		6,299,466

Repurchase Agreements(a)(b) (29.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $2,632,070	$2,632,000	$2,632,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,632,000)		2,632,000
TOTAL INVESTMENT SECURITIES (Cost $5,249,862)—100.3%		8,931,466
Net other assets (liabilities)—(0.3)%		(26,968)
NET ASSETS—100.0%		$8,904,498

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $1,373,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	8/23/17	1.70%	$3,210,771	$(26,195)
Dow Jones U.S. Basic Materials Index	UBS AG	8/23/17	1.55%	3,890,713	(25,617)
				$7,101,484	$(51,812)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 161

Basic Materials UltraSector ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Chemicals	$5,215,369	58.6%
Metals & Mining	1,006,591	11.3%
Oil, Gas & Consumable Fuels	30,855	0.3%
Paper & Forest Products	46,651	0.5%
Other**	2,605,032	29.3%
Total	$8,904,498	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

162 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (74.0%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	507,035	$35,446,816
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	30,336	903,103
Agios Pharmaceuticals, Inc.* (Biotechnology)	13,367	747,750
Alexion Pharmaceuticals, Inc.* (Biotechnology)	71,540	9,825,304
Alkermes PLC* (Biotechnology)	48,846	2,657,711
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	25,864	2,139,987
Amgen, Inc. (Biotechnology)	234,424	40,909,331
AquaBounty Technologies, Inc.* (Biotechnology)	553	3,810
Biogen, Inc.* (Biotechnology)	68,044	19,704,862
BioMarin Pharmaceutical, Inc.* (Biotechnology)	55,573	4,875,419
Bio-Techne Corp. (Life Sciences Tools & Services)	11,864	1,375,156
Bioverativ, Inc.* (Biotechnology)	34,504	2,138,213
Bluebird Bio, Inc.* (Biotechnology)	14,251	1,343,157
Celgene Corp.* (Biotechnology)	248,738	33,681,612
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	15,180	1,490,676
Gilead Sciences, Inc. (Biotechnology)	416,346	31,679,767
Illumina, Inc.* (Life Sciences Tools & Services)	46,511	8,085,938
Incyte Corp.* (Biotechnology)	54,192	7,223,252
Intercept Pharmaceuticals, Inc.* (Biotechnology)	5,624	658,739
Intrexon Corp.* (Biotechnology)	19,557	422,236
Ionis Pharmaceuticals, Inc.* (Biotechnology)	39,477	2,068,595
Juno Therapeutics, Inc.* (Biotechnology)	24,299	690,821
Kite Pharma, Inc.* (Biotechnology)	16,060	1,741,065
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	6,087	735,979
Myriad Genetics, Inc.* (Biotechnology)	21,674	526,028
Neurocrine Biosciences, Inc.* (Biotechnology)	28,021	1,345,849
Novavax, Inc.* (Biotechnology)	90,067	93,670
OPKO Health, Inc.* (Biotechnology)	115,883	747,445
Portola Pharmaceuticals, Inc.* (Biotechnology)	18,134	1,118,868
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	43,729	3,959,661
Radius Health, Inc.* (Biotechnology)	11,855	521,976
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	24,260	11,926,701
Seattle Genetics, Inc.* (Biotechnology)	30,960	1,563,480
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	12,407	822,832
United Therapeutics Corp.* (Biotechnology)	14,350	1,842,540
Vertex Pharmaceuticals, Inc.* (Biotechnology)	79,375	12,050,713
TOTAL COMMON STOCKS (Cost $133,499,596)		247,069,062
Contingent Right(NM)
Dyax Corp.*^+(a) (Biotechnology)	73,711	81,819
TOTAL CONTINGENT RIGHT (Cost $—)		81,819

Repurchase Agreements(b)(c) (27.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $93,007,484	$93,005,000	$93,005,000
TOTAL REPURCHASE AGREEMENTS (Cost $93,005,000)		93,005,000
TOTAL INVESTMENT SECURITIES (Cost $226,504,596)—101.9%		340,155,881
Net other assets (liabilities)—(1.9)%		(6,497,102)
NET ASSETS—100.0%		$333,658,779

*                 Non-income producing security.

^                  The Advisor has deemed this security to be illiquid. As of July 31, 2017, this security represented 0.025% of the net assets of the Fund.

+                 This security was fair valued based on procedures approved by the Board of Trustees. As of July 31, 2017, this security represented 0.025% of the net assets of the Fund.

(a)         Expiration is on or before December 31, 2019; expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $53,887,000.

NM         Not meaningful, amount is less than 0.05%.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	8/23/17	1.70%	$127,769,825	$(3,377,006)
Dow Jones U.S. Biotechnology Index	UBS AG	8/23/17	1.70%	126,646,606	(3,350,305)
				$254,416,431	$(6,727,311)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 163

Biotechnology UltraSector ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Biotechnology	$232,239,450	69.5%
Life Sciences Tools & Services	14,911,431	4.5%
Other**	86,507,898	26.0%
Total	$333,658,779	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

164 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (72.7%)

	Shares	Value
Activision Blizzard, Inc. (Software)	6,646	$410,590
Adient PLC (Auto Components)	874	57,221
Altria Group, Inc. (Tobacco)	18,447	1,198,502
Archer-Daniels-Midland Co. (Food Products)	5,451	229,923
Autoliv, Inc. (Auto Components)	832	90,180
Avon Products, Inc.* (Personal Products)	4,193	15,263
B&G Foods, Inc.—Class A (Food Products)	614	22,258
BorgWarner, Inc. (Auto Components)	1,889	88,292
Brown-Forman Corp.—Class A (Beverages)	544	28,038
Brown-Forman Corp.—Class B (Beverages)	1,713	84,622
Brunswick Corp. (Leisure Products)	840	47,552
Bunge, Ltd. (Food Products)	1,333	104,494
CalAtlantic Group, Inc. (Household Durables)	743	26,079
Campbell Soup Co. (Food Products)	1,829	96,626
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	473	41,023
Church & Dwight Co., Inc. (Household Products)	2,373	126,600
Coach, Inc. (Textiles, Apparel & Luxury Goods)	2,669	125,818
Colgate-Palmolive Co. (Household Products)	8,460	610,812
ConAgra Foods, Inc. (Food Products)	3,867	132,406
Constellation Brands, Inc.—Class A (Beverages)	1,623	313,807
Cooper Tire & Rubber Co. (Auto Components)	508	18,567
D.R. Horton, Inc. (Household Durables)	3,284	117,206
Dana Holding Corp. (Auto Components)	1,366	32,402
Darling Ingredients, Inc.* (Food Products)	1,570	25,544
Dean Foods Co. (Food Products)	852	12,780
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	297	19,263
Delphi Automotive PLC (Auto Components)	2,566	232,019
Dr. Pepper Snapple Group, Inc. (Beverages)	1,767	161,080
Edgewell Personal Care Co.* (Personal Products)	543	39,205
Electronic Arts, Inc.* (Software)	2,942	343,449
Energizer Holdings, Inc. (Household Products)	578	26,628
Flowers Foods, Inc. (Food Products)	1,769	31,117
Ford Motor Co. (Automobiles)	37,362	419,202
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	424	4,770
General Mills, Inc. (Food Products)	5,494	305,796
General Motors Co. (Automobiles)	13,139	472,741
Gentex Corp. (Auto Components)	2,764	47,043
Genuine Parts Co. (Distributors)	1,388	117,883
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	437	11,375
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	3,460	79,303
Harley-Davidson, Inc. (Automobiles)	1,651	80,354
Hasbro, Inc. (Leisure Products)	1,068	113,080
Helen of Troy, Ltd.* (Household Durables)	212	21,359
Herbalife, Ltd.* (Personal Products)	688	45,759
Herman Miller, Inc. (Commercial Services & Supplies)	562	18,926
HNI Corp. (Commercial Services & Supplies)	439	16,572
Hormel Foods Corp. (Food Products)	2,580	88,159
Ingredion, Inc. (Food Products)	702	86,571
Kellogg Co. (Food Products)	2,396	162,928
Kimberly-Clark Corp. (Household Products)	3,387	417,143
Lamb Weston Holding, Inc. (Food Products)	1,320	58,054
Lancaster Colony Corp. (Food Products)	152	18,638
Lear Corp. (Auto Components)	680	100,769
Leggett & Platt, Inc. (Household Durables)	1,270	61,189
Lennar Corp.—B Shares (Household Durables)	76	3,380
Lennar Corp.—Class A (Household Durables)	1,918	100,580
Leucadia National Corp. (Diversified Financial Services)	3,097	80,615
LKQ Corp.* (Distributors)	2,928	101,192
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,024	63,119
Mattel, Inc. (Leisure Products)	3,291	65,886
McCormick & Co., Inc. (Food Products)	1,074	102,352
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,501	54,696
Mohawk Industries, Inc.* (Household Durables)	588	146,406
Molson Coors Brewing Co.—Class B (Beverages)	1,773	157,762
Mondelez International, Inc.—Class A (Food Products)	14,501	638,334
Monster Beverage Corp.* (Beverages)	3,859	203,562
Newell Rubbermaid, Inc. (Household Durables)	4,625	243,829
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	12,669	748,105
Nu Skin Enterprises, Inc.—Class A (Personal Products)	483	30,603
NVR, Inc.* (Household Durables)	27	70,482
PepsiCo, Inc. (Beverages)	13,665	1,593,476
Philip Morris International, Inc. (Tobacco)	14,828	1,730,575
Pinnacle Foods, Inc. (Food Products)	1,114	66,149
Polaris Industries, Inc. (Leisure Products)	552	49,492
Pool Corp. (Distributors)	417	45,086
Post Holdings, Inc.* (Food Products)	612	50,918
PulteGroup, Inc. (Household Durables)	2,691	65,714
PVH Corp. (Textiles, Apparel & Luxury Goods)	751	89,587
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	525	39,716
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,282	36,011
Snap-on, Inc. (Machinery)	547	84,347
Snyder’s-Lance, Inc. (Food Products)	814	28,319
Spectrum Brands Holdings, Inc. (Household Products)	189	21,818
Stanley Black & Decker, Inc. (Machinery)	1,479	208,081
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	513	21,033
Take-Two Interactive Software, Inc.* (Software)	1,000	79,480
Tempur Sealy International, Inc.* (Household Durables)	461	26,586
Tenneco, Inc. (Auto Components)	517	28,590
Tesla Motors, Inc.* (Automobiles)	1,224	395,927
The Clorox Co. (Household Products)	1,242	165,795
The Coca-Cola Co. (Beverages)	36,753	1,684,757
The Estee Lauder Cos., Inc.—Class A (Personal Products)	2,127	210,551
The Goodyear Tire & Rubber Co. (Auto Components)	2,393	75,403
The Hain Celestial Group, Inc.* (Food Products)	997	44,576
The Hershey Co. (Food Products)	1,330	140,062
The JM Smucker Co.—Class A (Food Products)	1,099	133,968
The Kraft Heinz Co. (Food Products)	5,701	498,609
The Middleby Corp.* (Machinery)	544	71,090
The Procter & Gamble Co. (Household Products)	24,424	2,218,187
Thor Industries, Inc. (Automobiles)	468	49,304

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 165

Common Stocks, continued

	Shares	Value
Toll Brothers, Inc. (Household Durables)	1,392	$53,717
TreeHouse Foods, Inc.* (Food Products)	539	45,723
Tupperware Brands Corp. (Household Durables)	491	29,809
Tyson Foods, Inc.—Class A (Food Products)	2,771	175,571
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,774	35,515
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	1,771	32,073
V.F. Corp. (Textiles, Apparel & Luxury Goods)	3,070	190,924
Vista Outdoor, Inc.* (Leisure Products)	540	12,469
Visteon Corp.* (Auto Components)	295	32,904
WABCO Holdings, Inc.* (Machinery)	492	67,684
Whirlpool Corp. (Household Durables)	720	128,074
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	946	26,677
TOTAL COMMON STOCKS (Cost $18,443,362)		21,252,230

Repurchase Agreements(a)(b) (27.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $8,114,217	$8,114,000	$8,114,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,114,000)		8,114,000
TOTAL INVESTMENT SECURITIES (Cost $26,557,362)—100.4%		29,366,230
Net other assets (liabilities)—(0.4)%		(103,348)
NET ASSETS—100.0%		$29,262,882

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $4,341,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	8/23/17	1.70%	$11,440,359	$(39,698)
Dow Jones U.S. Consumer Goods Index	UBS AG	8/23/17	1.55%	11,067,757	(31,769)
				$22,508,116	$(71,467)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Goods UltraSector ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Auto Components	$803,390	2.8%
Automobiles	1,417,528	4.9%
Beverages	4,227,104	14.3%
Commercial Services & Supplies	35,498	0.1%
Distributors	264,161	0.9%
Diversified Financial Services	80,615	0.3%
Food Products	3,299,875	11.3%
Household Durables	1,094,410	3.8%
Household Products	3,586,983	12.1%
Leisure Products	288,479	1.0%
Machinery	431,202	1.5%
Personal Products	341,381	1.2%
Software	833,519	2.9%
Textiles, Apparel & Luxury Goods	1,619,008	5.6%
Tobacco	2,929,077	10.0%
Other**	8,010,652	27.3%
Total	$29,262,882	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

166 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (74.0%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	521	$24,112
Abercrombie & Fitch Co.—Class A (Specialty Retail)	585	5,756
Acxiom Corp.* (IT Services)	580	15,643
Adtalem Global Education, Inc. (Diversified Consumer Services)	446	14,495
Advance Auto Parts, Inc. (Specialty Retail)	521	58,357
Alaska Air Group, Inc. (Airlines)	1,014	86,423
Allegiant Travel Co. (Airlines)	166	21,456
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,093	3,055,203
AMC Networks, Inc.*—Class A (Media)	422	26,987
American Airlines Group, Inc. (Airlines)	3,755	189,402
American Eagle Outfitters, Inc. (Specialty Retail)	1,279	15,143
AmerisourceBergen Corp. (Health Care Providers & Services)	1,274	119,527
Aramark (Hotels, Restaurants & Leisure)	1,850	73,741
Asbury Automotive Group, Inc.* (Specialty Retail)	100	5,400
Ascena Retail Group, Inc.* (Specialty Retail)	1,320	3,089
AutoNation, Inc.* (Specialty Retail)	558	23,648
AutoZone, Inc.* (Specialty Retail)	219	118,221
Avis Budget Group, Inc.* (Road & Rail)	653	20,099
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	488	22,414
Bed Bath & Beyond, Inc. (Specialty Retail)	1,149	34,355
Best Buy Co., Inc. (Specialty Retail)	1,981	115,572
Big Lots, Inc. (Multiline Retail)	291	14,454
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	718	12,515
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	360	28,444
Brinker International, Inc. (Hotels, Restaurants & Leisure)	344	12,202
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	66	7,095
Burlington Stores, Inc.* (Specialty Retail)	475	41,339
Cabela’s, Inc.*—Class A (Specialty Retail)	379	21,595
Cable One, Inc. (Media)	59	44,834
Cardinal Health, Inc. (Health Care Providers & Services)	2,483	191,837
CarMax, Inc.* (Specialty Retail)	1,380	91,425
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	3,232	215,833
Casey’s General Stores, Inc. (Food & Staples Retailing)	358	38,217
CBS Corp. (Media)	95	6,279
CBS Corp.—Class B (Media)	2,872	189,064
Charter Communications, Inc.*—Class A (Media)	1,628	638,029
Chemed Corp. (Health Care Providers & Services)	66	13,035
Chico’s FAS, Inc. (Specialty Retail)	950	8,693
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	225	77,348
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	320	20,688
Cinemark Holdings, Inc. (Media)	790	30,731
Comcast Corp.—Class A (Media)	36,485	1,475,817
Copart, Inc.* (Commercial Services & Supplies)	1,630	51,329
Costco Wholesale Corp. (Food & Staples Retailing)	3,347	530,533
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	167	25,960
CVS Health Corp. (Food & Staples Retailing)	7,798	623,294
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,023	85,809
Delta Air Lines, Inc. (Airlines)	5,735	283,079
Dick’s Sporting Goods, Inc. (Specialty Retail)	698	26,063
Dillard’s, Inc.—Class A (Multiline Retail)	136	10,040
Discovery Communications, Inc.*—Class A (Media)	1,120	27,552
Discovery Communications, Inc.*—Class C (Media)	1,566	36,222
Dish Network Corp.*—Class A (Media)	1,777	113,781
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	458	23,701
Dollar General Corp. (Multiline Retail)	1,953	146,787
Dollar Tree, Inc.* (Multiline Retail)	1,756	126,572
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	333	62,105
DSW, Inc.—Class A (Specialty Retail)	578	10,427
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	753	39,932
Expedia, Inc. (Internet & Direct Marketing Retail)	988	154,592
Five Below, Inc.* (Specialty Retail)	422	20,387
Foot Locker, Inc. (Specialty Retail)	972	45,869
GameStop Corp.—Class A (Specialty Retail)	731	15,855
Gannett Co., Inc. (Media)	887	7,956
Genesco, Inc.* (Specialty Retail)	110	3,531
GNC Holdings, Inc.—Class A (Specialty Retail)	590	5,611
Graham Holdings Co.—Class B (Diversified Consumer Services)	59	34,952
Grand Canyon Education, Inc.* (Diversified Consumer Services)	331	24,352
Group 1 Automotive, Inc. (Specialty Retail)	115	6,848
Groupon, Inc.* (Internet & Direct Marketing Retail)	3,041	11,434
H & R Block, Inc. (Diversified Consumer Services)	1,658	50,568
Hertz Global Holdings, Inc.* (Road & Rail)	519	7,095
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	539	19,814
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,629	101,861
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	743	8,879
HSN, Inc. (Internet & Direct Marketing Retail)	267	10,587
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)	358	19,894
IHS Markit, Ltd.* (Professional Services)	2,502	116,718
J.C. Penney Co., Inc.* (Multiline Retail)	2,406	13,016
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	235	21,799
JetBlue Airways Corp.* (Airlines)	2,570	56,360
John Wiley & Sons, Inc.—Class A (Media)	291	16,078

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 167

Common Stocks, continued

	Shares	Value
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,047	$44,016
Kohl’s Corp. (Multiline Retail)	1,331	55,037
L Brands, Inc. (Specialty Retail)	1,810	83,966
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,822	173,863
Liberty Broadband Corp.*—Class A (Media)	194	19,190
Liberty Broadband Corp.*—Class C (Media)	577	57,227
Liberty Expedia Holdings*—Class A (Internet & Direct Marketing Retail)	412	23,505
Liberty Global PLC*—Class A (Media)	1,762	59,661
Liberty Global PLC*—Class B (Media)	16	558
Liberty Global PLC*—Class C (Media)	4,916	161,097
Liberty Interactive Corp.*—Class G (Internet & Direct Marketing Retail)	3,140	75,172
Liberty LiLAC Group*—Class A (Media)	370	9,516
Liberty LiLAC Group*—Class C (Media)	976	24,908
Liberty Media Group*—Class A (Media)	141	4,759
Liberty Media Group*—Class C (Media)	947	33,306
Liberty SiriusXM Group*—Class A (Media)	688	31,737
Liberty SiriusXM Group*—Class C (Media)	1,401	64,446
Liberty TripAdvisor Holdings, Inc.*—Class A (Internet & Direct Marketing Retail)	499	5,863
Liberty Ventures*—Class A (Internet & Direct Marketing Retail)	614	37,196
Lions Gate Entertainment Corp.*—Class A (Media)	473	13,906
Lions Gate Entertainment Corp.*—Class B (Media)	748	20,577
Lithia Motors, Inc.—Class A (Specialty Retail)	163	16,830
Live Nation Entertainment, Inc.* (Media)	1,002	37,345
Lowe’s Cos., Inc. (Specialty Retail)	6,590	510,066
Macy’s, Inc. (Multiline Retail)	2,339	55,551
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,417	251,842
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	171	19,981
McDonald’s Corp. (Hotels, Restaurants & Leisure)	6,322	980,794
McKesson Corp. (Health Care Providers & Services)	1,567	253,649
Meredith Corp. (Media)	327	19,440
MGM Resorts International (Hotels, Restaurants & Leisure)	3,769	124,113
Murphy USA, Inc.* (Specialty Retail)	300	22,719
Netflix, Inc.* (Internet & Direct Marketing Retail)	3,389	615,646
News Corp.—Class A (Media)	2,909	41,628
News Corp.—Class B (Media)	965	14,186
Nielsen Holdings PLC (Professional Services)	2,598	111,740
Nordstrom, Inc. (Multiline Retail)	857	41,624
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,250	68,838
Office Depot, Inc. (Specialty Retail)	3,922	23,022
Omnicom Group, Inc. (Media)	1,844	145,197
O’Reilly Automotive, Inc.* (Specialty Retail)	739	150,978
Regal Entertainment Group—Class A (Media)	782	14,874
Rite Aid Corp.* (Food & Staples Retailing)	8,102	18,148
Rollins, Inc. (Commercial Services & Supplies)	801	34,771
Ross Stores, Inc. (Specialty Retail)	3,033	167,786
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,297	146,652
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,051	21,262
Scripps Networks Interactive, Inc.—Class A (Media)	801	70,015
Service Corp. International (Diversified Consumer Services)	1,415	49,143
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,008	44,312
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	290	14,222
Signet Jewelers, Ltd. (Specialty Retail)	590	36,084
Sinclair Broadcast Group, Inc.—Class A (Media)	512	18,458
Sirius XM Holdings, Inc. (Media)	12,992	76,133
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	653	37,136
Sotheby’s*—Class A (Diversified Consumer Services)	304	17,203
Southwest Airlines Co. (Airlines)	4,623	256,623
Spirit Airlines, Inc.* (Airlines)	603	23,427
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	947	22,794
Staples, Inc. (Specialty Retail)	5,099	51,755
Starbucks Corp. (Hotels, Restaurants & Leisure)	11,166	602,741
Sysco Corp. (Food & Staples Retailing)	3,753	197,483
Target Corp. (Multiline Retail)	4,228	239,602
TEGNA, Inc. (Media)	1,616	23,965
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	541	25,589
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	289	13,751
The Dun & Bradstreet Corp. (Professional Services)	329	36,440
The Gap, Inc. (Specialty Retail)	1,684	40,130
The Home Depot, Inc. (Specialty Retail)	9,209	1,377,666
The Interpublic Group of Cos., Inc. (Media)	3,072	66,386
The Kroger Co. (Food & Staples Retailing)	7,005	171,763
The Madison Square Garden Co.*—Class A (Media)	43	9,448
The New York Times Co.—Class A (Media)	995	18,905
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	347	703,889
The TJX Cos., Inc. (Specialty Retail)	4,974	349,722
The Walt Disney Co. (Media)	11,388	1,251,882
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,459	22,527
Tiffany & Co. (Specialty Retail)	806	76,981
Time Warner, Inc. (Media)	5,959	610,321
Time, Inc. (Media)	708	9,947
Tractor Supply Co. (Specialty Retail)	938	52,641
Tribune Media Co.—Class A (Media)	511	21,539
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	847	33,050
Twenty-First Century Fox, Inc.—Class A (Media)	8,085	235,274
Twenty-First Century Fox, Inc.—Class B (Media)	3,686	105,751
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	463	116,310
United Continental Holdings, Inc.* (Airlines)	2,189	148,152

See accompanying notes to the financial statements.

168 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
United Natural Foods, Inc.* (Food & Staples Retailing)	365	$14,063
Urban Outfitters, Inc.* (Specialty Retail)	705	13,811
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	368	77,560
VCA, Inc.* (Health Care Providers & Services)	615	56,937
Viacom, Inc.—Class A (Media)	119	4,820
Viacom, Inc.—Class B (Media)	2,668	93,167
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,538	527,420
Wal-Mart Stores, Inc. (Food & Staples Retailing)	11,395	911,487
Whole Foods Market, Inc. (Food & Staples Retailing)	2,530	105,653
Williams-Sonoma, Inc. (Specialty Retail)	596	27,672
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	770	80,365
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	597	77,216
Yelp, Inc.* (Internet Software & Services)	510	16,590
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	2,534	191,266
TOTAL COMMON STOCKS (Cost $11,804,727)		24,611,134

Repurchase Agreements(a)(b) (24.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $8,276,221	$8,276,000	$8,276,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,276,000)		8,276,000
TOTAL INVESTMENT SECURITIES (Cost $20,080,727)—98.9%		32,887,134
Net other assets (liabilities)—1.1%		372,106
NET ASSETS—100.0%		$33,259,240

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $5,009,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	8/23/17	1.70%	$12,085,529	$105,399
Dow Jones U.S. Consumer Services Index	UBS AG	8/23/17	1.55%	12,941,204	109,213
				$25,026,733	$214,612

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Services UltraSector ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Airlines	$1,064,921	3.2%
Commercial Services & Supplies	130,116	0.4%
Diversified Consumer Services	272,348	0.8%
Electronic Equipment, Instruments & Components	23,702	0.1%
Food & Staples Retailing	3,160,855	9.5%
Health Care Providers & Services	634,985	1.9%
Hotels, Restaurants & Leisure	3,690,830	11.1%
Internet & Direct Marketing Retail	4,740,359	14.3%
Internet Software & Services	16,590	0.1%
IT Services	15,643	NM
Media	6,002,899	18.0%
Multiline Retail	702,683	2.1%
Professional Services	264,898	0.8%
Road & Rail	27,194	0.1%
Specialty Retail	3,840,697	11.5%
Trading Companies & Distributors	22,414	0.1%
Other**	8,648,106	26.0%
Total	$33,259,240	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 169

Common Stocks (76.6%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	242	$7,197
Affiliated Managers Group, Inc. (Capital Markets)	149	27,689
Aflac, Inc. (Insurance)	1,122	89,480
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	1,003	21,244
Alexander & Baldwin, Inc. (Real Estate Management & Development)	129	5,409
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	255	30,919
Alleghany Corp.* (Insurance)	31	19,014
Ally Financial, Inc. (Consumer Finance)	1,283	29,047
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	377	18,073
American Express Co. (Consumer Finance)	2,092	178,301
American Financial Group, Inc. (Insurance)	220	22,308
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	652	15,003
American International Group, Inc. (Insurance)	2,459	160,942
American Tower Corp. (Equity Real Estate Investment Trusts)	1,186	161,686
Ameriprise Financial, Inc. (Capital Markets)	414	59,980
AmTrust Financial Services, Inc. (Insurance)	288	4,608
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	3,004	36,138
Aon PLC (Insurance)	743	102,660
Apartment Investment & Management Co.—Class A (Equity Real Estate Investment Trusts)	431	19,632
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	421	7,772
Arch Capital Group, Ltd.* (Insurance)	369	35,889
Arthur J. Gallagher & Co. (Insurance)	505	29,689
Aspen Insurance Holdings, Ltd. (Insurance)	156	7,613
Associated Banc-Corp. (Banks)	414	9,915
Assurant, Inc. (Insurance)	146	15,369
Assured Guaranty, Ltd. (Insurance)	353	15,889
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	385	74,055
Axis Capital Holdings, Ltd. (Insurance)	242	15,628
BancorpSouth, Inc. (Banks)	239	7,182
Bank of America Corp. (Banks)	27,856	671,887
Bank of Hawaii Corp. (Banks)	93	7,781
Bank of the Ozarks, Inc. (Banks)	352	15,189
BankUnited, Inc. (Banks)	286	9,844
BB&T Corp. (Banks)	2,279	107,842
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	5,308	928,741
BlackRock, Inc.—Class A (Capital Markets)	352	150,139
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	262	8,088
BOK Financial Corp. (Banks)	42	3,573
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	417	50,419
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	496	8,338
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	743	14,555
Brown & Brown, Inc. (Insurance)	340	15,164
Camden Property Trust (Equity Real Estate Investment Trusts)	248	22,246
Capital One Financial Corp. (Consumer Finance)	1,367	117,808
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	364	5,191
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	241	5,837
Cathay General Bancorp, Inc. (Banks)	223	8,351
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	488	4,290
CBOE Holdings, Inc. (Capital Markets)	257	24,294
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	857	32,557
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	503	9,466
Chubb, Ltd. (Insurance)	1,298	190,106
Cincinnati Financial Corp. (Insurance)	409	31,149
CIT Group, Inc. (Banks)	399	19,012
Citigroup, Inc. (Banks)	7,708	527,613
Citizens Financial Group, Inc. (Banks)	1,414	49,603
CME Group, Inc. (Capital Markets)	942	115,508
CNO Financial Group, Inc. (Insurance)	488	11,165
Colony NorthStar, Inc.—Class A (Equity Real Estate Investment Trusts)	1,538	22,516
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	354	7,700
Comerica, Inc. (Banks)	500	36,155
Commerce Bancshares, Inc. (Banks)	248	14,394
Corecivic, Inc. (Equity Real Estate Investment Trusts)	346	9,584
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	76	8,252
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	272	9,055
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,166	10,716
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,121	112,749
CubeSmart (Equity Real Estate Investment Trusts)	506	12,478
Cullen/Frost Bankers, Inc. (Banks)	150	13,617
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	229	13,674
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	413	3,515
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	257	14,479
DDR Corp. (Equity Real Estate Investment Trusts)	872	8,886
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	546	6,377
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	437	50,404
Discover Financial Services (Consumer Finance)	1,060	64,596
Donnelley Financial Solutions, Inc.* (Capital Markets)	73	1,694
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	403	15,419

See accompanying notes to the financial statements.

170 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,003	$28,676
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	229	14,274
E*TRADE Financial Corp.* (Capital Markets)	768	31,488
East West Bancorp, Inc. (Banks)	398	22,678
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	75	6,539
Eaton Vance Corp. (Capital Markets)	340	16,691
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	219	8,223
EPR Properties (Equity Real Estate Investment Trusts)	164	11,870
Equinix, Inc. (Equity Real Estate Investment Trusts)	229	103,216
Equity Commonwealth* (Equity Real Estate Investment Trusts)	358	11,306
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	236	20,603
Equity Residential (Equity Real Estate Investment Trusts)	1,026	69,830
Erie Indemnity Co.—Class A (Insurance)	37	4,716
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	167	43,704
Everest Re Group, Ltd. (Insurance)	90	23,615
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	361	28,700
F.N.B. Corp. (Banks)	901	12,344
FactSet Research Systems, Inc. (Capital Markets)	86	14,381
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	218	28,913
Federated Investors, Inc.—Class B (Capital Markets)	258	7,438
Fifth Third Bancorp (Banks)	2,091	55,830
Financial Engines, Inc. (Capital Markets)	152	5,844
First American Financial Corp. (Insurance)	293	14,184
First Financial Bankshares, Inc. (Banks)	168	7,266
First Horizon National Corp. (Banks)	651	11,342
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	344	10,499
First Republic Bank (Banks)	418	41,938
FNF Group (Insurance)	762	37,231
Forest City Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	620	15,116
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	156	3,959
Franklin Resources, Inc. (Capital Markets)	948	42,451
Fulton Financial Corp. (Banks)	495	9,034
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	537	20,374
Genworth Financial, Inc.*—Class A (Insurance)	1,399	4,799
GGP, Inc. (Equity Real Estate Investment Trusts)	1,639	37,058
Glacier Bancorp, Inc. (Banks)	226	7,892
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	413	12,481
Hancock Holding Co. (Banks)	242	11,132
Hartford Financial Services Group, Inc. (Insurance)	1,026	56,430
HCP, Inc. (Equity Real Estate Investment Trusts)	1,301	41,177
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	342	11,389
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	528	16,152
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	277	14,271
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	474	13,774
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,070	38,626
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	421	13,775
Huntington Bancshares, Inc. (Banks)	3,049	40,399
IBERIABANK Corp. (Banks)	138	11,157
Intercontinental Exchange, Inc. (Capital Markets)	1,658	110,605
International Bancshares Corp. (Banks)	153	5,416
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	296	4,922
Invesco, Ltd. (Capital Markets)	1,142	39,707
Investors Bancorp, Inc. (Banks)	876	11,633
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	673	24,517
Janus Henderson Group PLC* (Capital Markets)	506	16,946
JBG Smith Properties* (Equity Real Estate Investment Trusts)	245	8,693
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	98	12,468
JPMorgan Chase & Co. (Banks)	9,934	911,942
Kemper Corp. (Insurance)	134	5,260
KeyCorp (Banks)	3,074	55,455
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	269	18,671
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,187	23,954
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	240	4,927
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	240	16,937
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	307	9,069
Lazard, Ltd.—Class A (Capital Markets)	369	17,236
Legg Mason, Inc. (Capital Markets)	244	9,762
LendingClub Corp.* (Consumer Finance)	909	4,609
Lexington Realty Trust (Equity Real Estate Investment Trusts)	615	6,261
Liberty Property Trust (Equity Real Estate Investment Trusts)	404	16,976
Life Storage, Inc. (Equity Real Estate Investment Trusts)	129	9,422
Lincoln National Corp. (Insurance)	631	46,101
Loews Corp. (Insurance)	771	37,532
LPL Financial Holdings, Inc. (Capital Markets)	234	10,708
M&T Bank Corp. (Banks)	417	68,034
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	253	6,639
Markel Corp.* (Insurance)	28	30,002
MarketAxess Holdings, Inc. (Capital Markets)	83	16,840

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 171

Common Stocks, continued

	Shares	Value
Marsh & McLennan Cos., Inc. (Insurance)	1,439	$112,199
MasterCard, Inc.—Class A (IT Services)	2,612	333,814
MB Financial, Inc. (Banks)	216	8,834
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,019	13,227
Mercury General Corp. (Insurance)	81	4,851
MetLife, Inc. (Insurance)	3,035	166,925
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	1,121	9,517
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,032	12,043
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	308	31,887
Moody’s Corp. (Capital Markets)	479	63,051
Morgan Stanley (Capital Markets)	3,986	186,943
MSCI, Inc.—Class A (Capital Markets)	254	27,673
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	89	6,875
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	407	16,272
Navient Corp. (Consumer Finance)	788	11,623
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	870	14,790
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,379	18,106
Northern Trust Corp. (Capital Markets)	614	53,731
Old Republic International Corp. (Insurance)	672	13,185
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	539	17,027
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	386	8,828
PacWest Bancorp (Banks)	349	16,759
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	511	8,365
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	397	10,691
Parkway, Inc. (Equity Real Estate Investment Trusts)	93	2,140
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	212	7,138
People’s United Financial, Inc. (Banks)	951	16,585
Physicians Realty Trust (Equity Real Estate Investment Trusts)	491	9,142
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	400	8,404
PNC Financial Services Group, Inc. (Banks)	1,369	176,327
Popular, Inc. (Banks)	277	11,673
Potlatch Corp. (Equity Real Estate Investment Trusts)	89	4,259
PRA Group, Inc.* (Consumer Finance)	129	5,057
Primerica, Inc. (Insurance)	98	7,943
Principal Financial Group, Inc. (Insurance)	755	50,396
ProAssurance Corp. (Insurance)	143	8,837
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,498	91,092
Prosperity Bancshares, Inc. (Banks)	212	13,589
Prudential Financial, Inc. (Insurance)	1,194	135,197
Public Storage (Equity Real Estate Investment Trusts)	408	83,872
Quality Care Properties* (Equity Real Estate Investment Trusts)	260	4,373
Radian Group, Inc. (Thrifts & Mortgage Finance)	611	10,644
Raymond James Financial, Inc. (Capital Markets)	366	30,448
Rayonier, Inc. (Equity Real Estate Investment Trusts)	367	10,669
Realogy Holdings Corp. (Real Estate Management & Development)	385	12,782
Realty Income Corp. (Equity Real Estate Investment Trusts)	765	43,651
Regency Centers Corp. (Equity Real Estate Investment Trusts)	402	26,620
Regions Financial Corp. (Banks)	3,359	49,041
Reinsurance Group of America, Inc. (Insurance)	165	23,133
RenaissanceRe Holdings, Ltd. (Insurance)	89	13,075
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	656	8,679
RLI Corp. (Insurance)	84	4,877
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	359	7,596
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	139	8,700
S&P Global, Inc. (Capital Markets)	734	112,735
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	352	48,418
SEI Investments Co. (Capital Markets)	376	21,248
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	657	12,779
Signature Bank* (Banks)	144	19,956
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	879	139,321
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	276	28,503
SLM Corp.* (Consumer Finance)	1,198	13,274
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,369	10,856
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	739	16,288
State Street Corp. (Capital Markets)	999	93,137
Stifel Financial Corp.* (Capital Markets)	181	9,204
STORE Capital Corp. (Equity Real Estate Investment Trusts)	489	11,438
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	215	19,137
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	623	10,142
SunTrust Banks, Inc. (Banks)	1,368	78,373
SVB Financial Group* (Banks)	141	25,160
Synchrony Financial (Consumer Finance)	2,160	65,491
Synovus Financial Corp. (Banks)	354	15,392
T. Rowe Price Group, Inc. (Capital Markets)	665	55,009
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	266	7,030
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	158	8,985
TCF Financial Corp. (Banks)	488	7,691
TD Ameritrade Holding Corp. (Capital Markets)	668	30,548
Texas Capital Bancshares, Inc.* (Banks)	136	10,656
The Allstate Corp. (Insurance)	1,020	92,820
The Bank of New York Mellon Corp. (Capital Markets)	2,918	154,742

See accompanying notes to the financial statements.

172 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
The Charles Schwab Corp. (Capital Markets)	3,388	$145,345
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	358	10,507
The Goldman Sachs Group, Inc. (Capital Markets)	1,024	230,737
The Hanover Insurance Group, Inc. (Insurance)	93	8,822
The Howard Hughes Corp.* (Real Estate Management & Development)	80	10,065
The Macerich Co. (Equity Real Estate Investment Trusts)	348	19,972
The NASDAQ OMX Group, Inc. (Capital Markets)	309	22,980
The Progressive Corp. (Insurance)	1,636	77,105
The St Joe Co.* (Real Estate Management & Development)	217	3,917
The Travelers Cos., Inc. (Insurance)	777	99,526
The Western Union Co. (IT Services)	1,315	25,971
Torchmark Corp. (Insurance)	290	22,901
Trustmark Corp. (Banks)	180	5,753
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	989	9,781
U.S. Bancorp (Banks)	4,414	232,971
UDR, Inc. (Equity Real Estate Investment Trusts)	753	29,435
UMB Financial Corp. (Banks)	95	6,618
Umpqua Holdings Corp. (Banks)	623	11,550
United Bankshares, Inc. (Banks)	282	9,729
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	433	11,085
Unum Group (Insurance)	639	32,033
Urban Edge Properties (Equity Real Estate Investment Trusts)	271	6,810
Validus Holdings, Ltd. (Insurance)	231	12,425
Valley National Bancorp (Banks)	746	8,862
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,001	67,417
VEREIT, Inc. (Equity Real Estate Investment Trusts)	2,721	22,612
Visa, Inc.—Class A (IT Services)	5,157	513,431
Vornado Realty Trust (Equity Real Estate Investment Trusts)	490	38,882
Voya Financial, Inc. (Diversified Financial Services)	518	20,326
W.R. Berkley Corp. (Insurance)	267	18,415
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	240	4,961
Washington Federal, Inc. (Thrifts & Mortgage Finance)	252	8,429
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	516	4,654
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	227	7,589
Webster Financial Corp. (Banks)	257	13,346
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	346	11,231
Wells Fargo & Co. (Banks)	12,589	679,051
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,024	75,151
Western Alliance Bancorp* (Banks)	263	13,250
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	2,093	69,111
White Mountains Insurance Group, Ltd. (Insurance)	9	7,781
Willis Towers Watson PLC (Insurance)	364	54,192
Wintrust Financial Corp. (Banks)	148	11,146
WP Carey, Inc. (Equity Real Estate Investment Trusts)	286	19,594
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	286	5,812
XL Group, Ltd. (Insurance)	742	32,945
Zions Bancorp (Banks)	559	25,334
TOTAL COMMON STOCKS (Cost $7,749,632)		13,457,424

Repurchase Agreements(a)(b) (23.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $4,039,108	$4,039,000	$4,039,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,039,000)		4,039,000
TOTAL INVESTMENT SECURITIES (Cost $11,788,632)—99.6%		17,496,424
Net other assets (liabilities)—0.4%		72,141
NET ASSETS—100.0%		$17,568,565

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $2,616,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Financials Index	Goldman Sachs International	8/23/17	1.70%	$6,887,917	$30,284
Dow Jones U.S. Financials Index	UBS AG	8/23/17	1.65%	5,961,053	30,761
				$12,848,970	$61,045

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 173

Financials UltraSector ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Banks	$4,253,096	24.2%
Capital Markets	1,961,893	11.2%
Consumer Finance	489,806	2.8%
Diversified Financial Services	949,067	5.4%
Equity Real Estate Investment Trusts	2,638,860	15.0%
Insurance	2,026,126	11.5%
IT Services	873,216	5.0%
Mortgage Real Estate Investment Trusts	133,749	0.8%
Real Estate Management & Development	77,198	0.4%
Thrifts & Mortgage Finance	54,413	0.3%
Other**	4,111,141	23.4%
Total	$17,568,565	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

174 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (73.5%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	25,240	$1,241,303
AbbVie, Inc. (Biotechnology)	23,146	1,618,136
ABIOMED, Inc.* (Health Care Equipment & Supplies)	574	85,004
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,095	57,958
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,365	40,636
Aetna, Inc. (Health Care Providers & Services)	4,799	740,534
Agios Pharmaceuticals, Inc.* (Biotechnology)	587	32,837
Akorn, Inc.* (Pharmaceuticals)	1,281	43,067
Alere, Inc.* (Health Care Equipment & Supplies)	1,279	64,449
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,236	444,432
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,086	181,612
Alkermes PLC* (Biotechnology)	2,194	119,376
Allergan PLC (Pharmaceuticals)	4,915	1,240,202
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,145	94,737
Amgen, Inc. (Biotechnology)	10,725	1,871,619
Anthem, Inc. (Health Care Providers & Services)	3,879	722,309
AquaBounty Technologies, Inc.* (Biotechnology)	21	145
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	1,053	337,592
Baxter International, Inc. (Health Care Equipment & Supplies)	7,096	429,166
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	3,337	672,072
Biogen, Inc.* (Biotechnology)	3,120	903,521
BioMarin Pharmaceutical, Inc.* (Biotechnology)	2,563	224,852
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	292	68,804
Bio-Techne Corp. (Life Sciences Tools & Services)	538	62,360
Bioverativ, Inc.* (Biotechnology)	1,574	97,541
Bluebird Bio, Inc.* (Biotechnology)	668	62,959
Boston Scientific Corp.* (Health Care Equipment & Supplies)	19,936	530,696
Bristol-Myers Squibb Co. (Pharmaceuticals)	23,952	1,362,869
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,687	38,155
Bruker Corp. (Life Sciences Tools & Services)	1,547	44,368
Catalent, Inc.* (Pharmaceuticals)	1,824	63,293
Celgene Corp.* (Biotechnology)	11,343	1,535,956
Centene Corp.* (Health Care Providers & Services)	2,540	201,727
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	719	70,606
Cigna Corp. (Health Care Providers & Services)	3,712	644,255
Community Health Systems, Inc.* (Health Care Providers & Services)	1,643	11,747
Danaher Corp. (Health Care Equipment & Supplies)	8,900	725,261
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	2,292	148,476
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	3,357	208,235
DexCom, Inc.* (Health Care Equipment & Supplies)	1,272	84,728
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	3,080	354,754
Eli Lilly & Co. (Pharmaceuticals)	14,144	1,169,143
Endo International PLC* (Pharmaceuticals)	2,889	31,837
Envision Healthcare Corp.* (Health Care Providers & Services)	1,673	94,407
Express Scripts Holding Co.* (Health Care Providers & Services)	8,645	541,523
Gilead Sciences, Inc. (Biotechnology)	18,986	1,444,645
Haemonetics Corp.* (Health Care Equipment & Supplies)	770	31,670
Halyard Health, Inc.* (Health Care Equipment & Supplies)	709	28,516
HCA Holdings, Inc.* (Health Care Providers & Services)	4,175	335,420
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,059	55,333
HealthSouth Corp. (Health Care Providers & Services)	1,306	55,583
Henry Schein, Inc.* (Health Care Providers & Services)	1,126	205,168
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	848	63,193
Hologic, Inc.* (Health Care Equipment & Supplies)	4,038	178,520
Horizon Pharma PLC* (Pharmaceuticals)	2,367	28,357
Humana, Inc. (Health Care Providers & Services)	2,100	485,520
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,291	214,900
Illumina, Inc.* (Life Sciences Tools & Services)	2,358	409,938
Impax Laboratories, Inc.* (Pharmaceuticals)	1,066	20,627
Incyte Corp.* (Biotechnology)	2,443	325,627
Intercept Pharmaceuticals, Inc.* (Biotechnology)	228	26,706
Intrexon Corp.* (Biotechnology)	860	18,567
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	533	500,093
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,813	95,001
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	850	130,569
Johnson & Johnson (Pharmaceuticals)	39,181	5,200,101
Juno Therapeutics, Inc.* (Biotechnology)	1,094	31,102
Kite Pharma, Inc.* (Biotechnology)	748	81,091
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	1,513	240,431
LifePoint Health, Inc.* (Health Care Providers & Services)	570	33,858
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	273	33,008
Magellan Health, Inc.* (Health Care Providers & Services)	323	24,080
Mallinckrodt PLC* (Pharmaceuticals)	1,409	64,532
MEDNAX, Inc.* (Health Care Providers & Services)	1,342	63,047
Medtronic PLC (Health Care Equipment & Supplies)	19,930	1,673,521
Merck & Co., Inc. (Pharmaceuticals)	39,761	2,539,933

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 175

Common Stocks, continued

	Shares	Value
Molina Healthcare, Inc.* (Health Care Providers & Services)	596	$39,813
Mylan N.V.* (Pharmaceuticals)	6,669	260,024
Myriad Genetics, Inc.* (Biotechnology)	1,007	24,440
Neurocrine Biosciences, Inc.* (Biotechnology)	1,290	61,959
Novavax, Inc.* (Biotechnology)	4,137	4,302
NuVasive, Inc.* (Health Care Equipment & Supplies)	751	49,408
OPKO Health, Inc.* (Biotechnology)	5,280	34,056
Owens & Minor, Inc. (Health Care Providers & Services)	862	27,782
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	567	22,397
PAREXEL International Corp.* (Life Sciences Tools & Services)	752	65,815
Patterson Cos., Inc. (Health Care Providers & Services)	1,222	50,982
Perrigo Co. PLC (Pharmaceuticals)	2,090	156,583
Pfizer, Inc. (Pharmaceuticals)	86,761	2,876,994
Portola Pharmaceuticals, Inc.* (Biotechnology)	818	50,471
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	775	41,563
Quest Diagnostics, Inc. (Health Care Providers & Services)	2,021	218,895
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	2,025	183,364
Radius Health, Inc.* (Biotechnology)	538	23,688
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,093	537,341
ResMed, Inc. (Health Care Equipment & Supplies)	2,074	159,947
Seattle Genetics, Inc.* (Biotechnology)	1,385	69,943
STERIS PLC (Health Care Equipment & Supplies)	1,257	102,885
Stryker Corp. (Health Care Equipment & Supplies)	4,501	662,097
Teleflex, Inc. (Health Care Equipment & Supplies)	619	128,269
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,137	19,727
TESARO, Inc.* (Biotechnology)	508	64,851
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	732	178,513
The Medicines Co.* (Pharmaceuticals)	1,050	40,373
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	5,716	1,003,328
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	555	36,808
United Therapeutics Corp.* (Biotechnology)	620	79,608
UnitedHealth Group, Inc. (Health Care Providers & Services)	13,994	2,684,189
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	1,304	144,522
Varex Imaging Corp.* (Health Care Equipment & Supplies)	540	16,659
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,331	129,267
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,639	552,473
Waters Corp.* (Life Sciences Tools & Services)	1,133	196,508
WellCare Health Plans, Inc.* (Health Care Providers & Services)	614	108,672
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,065	94,466
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	2,917	353,890
Zoetis, Inc. (Pharmaceuticals)	7,128	445,643
TOTAL COMMON STOCKS (Cost $36,252,493)		45,960,431

Contingent Right(NM)

Dyax Corp.*+^(a) (Biotechnology)	1,873	2,079
TOTAL CONTINGENT RIGHT (Cost $—)		2,079

Repurchase Agreements(b)(c) (27.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $17,472,467	$17,472,000	$17,472,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,472,000)		17,472,000
TOTAL INVESTMENT SECURITIES (Cost $53,724,493)—101.4%		63,434,510
Net other assets (liabilities)—(1.4)%		(847,388)
NET ASSETS—100.0%		$62,587,122

*                 Non-income producing security.

^                  The Advisor has deemed this security to be illiquid. As of July 31, 2017, this security represented less than 0.005% of the net assets of the Fund.

+                 This security was fair valued based on procedures approved by the Board of Trustees. As of July 31, 2017, this security represented less than 0.005% of the net assets of the Fund.

(a)         Expiration is on or before December 31, 2019; expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $10,620,000.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

176 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Health Care Index	Goldman Sachs International	8/23/17	1.70%	$22,657,520	$(418,142)
Dow Jones U.S. Health Care Index	UBS AG	8/23/17	1.55%	25,409,446	(401,584)
				$48,066,966	$(819,726)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Health Care UltraSector ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Biotechnology	$10,644,513	17.0%
Commercial Services & Supplies	55,333	0.1%
Health Care Equipment & Supplies	9,480,686	15.1%
Health Care Providers & Services	7,938,780	12.7%
Life Sciences Tools & Services	2,105,091	3.4%
Pharmaceuticals	15,738,107	25.2%
Other**	16,624,612	26.5%
Total	$62,587,122	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 177

Common Stocks (70.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	3,901	$784,764
A.O. Smith Corp. (Building Products)	959	51,354
Accenture PLC—Class A (IT Services)	4,054	522,235
Actuant Corp.—Class A (Machinery)	381	9,220
Acuity Brands, Inc. (Electrical Equipment)	281	56,945
AECOM Technology Corp.* (Construction & Engineering)	1,013	32,315
AGCO Corp. (Machinery)	436	31,453
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,105	125,858
Air Lease Corp. (Trading Companies & Distributors)	632	25,015
Allegion PLC (Building Products)	628	51,019
Alliance Data Systems Corp. (IT Services)	355	85,708
Allison Transmission Holdings, Inc. (Machinery)	989	37,384
AMETEK, Inc. (Electrical Equipment)	1,507	92,801
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	1,999	153,163
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	182	14,333
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	249	14,069
AptarGroup, Inc. (Containers & Packaging)	398	32,210
Arconic, Inc. (Aerospace & Defense)	2,881	71,420
Armstrong World Industries, Inc.* (Building Products)	305	14,808
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	577	46,904
Automatic Data Processing, Inc. (IT Services)	2,923	347,574
Avery Dennison Corp. (Containers & Packaging)	575	53,435
Avnet, Inc. (Electronic Equipment, Instruments & Components)	817	31,356
Ball Corp. (Containers & Packaging)	2,293	96,077
Belden, Inc. (Electronic Equipment, Instruments & Components)	270	19,424
Bemis Co., Inc. (Containers & Packaging)	596	25,253
Berry Plastics Group, Inc.* (Containers & Packaging)	846	47,444
Booz Allen Hamilton Holding Corp. (IT Services)	963	33,031
Broadridge Financial Solutions, Inc. (IT Services)	770	58,412
BWX Technologies, Inc. (Aerospace & Defense)	652	34,347
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	918	60,221
Carlisle Cos., Inc. (Industrial Conglomerates)	422	41,183
Caterpillar, Inc. (Machinery)	3,847	438,366
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	663	12,425
Cintas Corp. (Commercial Services & Supplies)	561	75,651
Clean Harbors, Inc.* (Commercial Services & Supplies)	332	18,858
Cognex Corp. (Electronic Equipment, Instruments & Components)	563	53,519
Colfax Corp.* (Machinery)	647	26,708
Conduent, Inc.* (IT Services)	1,151	19,003
Convergys Corp. (IT Services)	610	14,622
CoreLogic, Inc.* (IT Services)	550	25,053
CoStar Group, Inc.* (Internet Software & Services)	209	57,590
Covanta Holding Corp. (Commercial Services & Supplies)	855	12,911
Crane Co. (Machinery)	323	24,387
Crown Holdings, Inc.* (Containers & Packaging)	888	52,809
CSX Corp. (Road & Rail)	6,034	297,718
Cummins, Inc. (Machinery)	1,005	168,740
Curtiss-Wright Corp. (Aerospace & Defense)	282	27,190
Deere & Co. (Machinery)	1,926	247,067
Deluxe Corp. (Commercial Services & Supplies)	309	22,310
DigitalGlobe, Inc.* (Aerospace & Defense)	396	13,820
Donaldson Co., Inc. (Machinery)	862	40,936
Dover Corp. (Machinery)	1,013	85,092
Eagle Materials, Inc. (Construction Materials)	310	29,171
Eaton Corp. PLC (Electrical Equipment)	2,922	228,646
EMCOR Group, Inc. (Construction & Engineering)	378	25,515
Emerson Electric Co. (Electrical Equipment)	4,210	250,957
EnerSys (Electrical Equipment)	277	20,019
Equifax, Inc. (Professional Services)	787	114,461
Esterline Technologies Corp.* (Aerospace & Defense)	190	18,335
Euronet Worldwide, Inc.* (IT Services)	334	32,268
Expeditors International of Washington, Inc. (Air Freight & Logistics)	1,179	69,420
Fastenal Co. (Trading Companies & Distributors)	1,895	81,408
FedEx Corp. (Air Freight & Logistics)	1,609	334,720
Fidelity National Information Services, Inc. (IT Services)	2,158	196,853
First Data Corp.* (IT Services)	1,297	24,202
Fiserv, Inc.* (IT Services)	1,384	177,844
FleetCor Technologies, Inc.* (IT Services)	598	90,932
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	890	33,215
Flowserve Corp. (Machinery)	853	35,084
Fluor Corp. (Construction & Engineering)	911	39,565
Fortive Corp. (Machinery)	1,973	127,732
Fortune Brands Home & Security, Inc. (Building Products)	1,001	65,736
FTI Consulting, Inc.* (Professional Services)	264	8,662
GATX Corp. (Trading Companies & Distributors)	249	15,396
Generac Holdings, Inc.* (Electrical Equipment)	401	14,424
General Dynamics Corp. (Aerospace & Defense)	1,858	364,781
General Electric Co. (Industrial Conglomerates)	56,912	1,457,516
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	392	25,543
Genpact, Ltd. (IT Services)	856	24,824
Global Payments, Inc. (IT Services)	992	93,615
Graco, Inc. (Machinery)	354	41,078
Graphic Packaging Holding Co. (Containers & Packaging)	2,037	26,868
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	1,316	42,757
HEICO Corp. (Aerospace & Defense)	170	13,663
HEICO Corp.—Class A (Aerospace & Defense)	287	20,391

See accompanying notes to the financial statements.

178 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Hexcel Corp. (Aerospace & Defense)	589	$30,139
Hillenbrand, Inc. (Machinery)	412	14,832
Honeywell International, Inc. (Industrial Conglomerates)	4,981	678,014
Hub Group, Inc.*—Class A (Air Freight & Logistics)	213	7,253
Hubbell, Inc. (Electrical Equipment)	326	38,726
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	293	60,390
IDEX Corp. (Machinery)	497	57,920
Illinois Tool Works, Inc. (Machinery)	2,033	286,063
Ingersoll-Rand PLC (Machinery)	1,673	147,023
International Paper Co. (Containers & Packaging)	2,703	148,612
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	240	36,634
Itron, Inc.* (Electronic Equipment, Instruments & Components)	214	15,622
ITT, Inc. (Machinery)	575	23,575
J.B. Hunt Transport Services, Inc. (Road & Rail)	557	50,525
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,192	36,356
Jack Henry & Associates, Inc. (IT Services)	505	54,197
Jacobs Engineering Group, Inc. (Construction & Engineering)	788	41,542
Johnson Controls International PLC (Building Products)	6,132	238,841
Kansas City Southern Industries, Inc. (Road & Rail)	696	71,820
KBR, Inc. (Construction & Engineering)	933	13,920
Kennametal, Inc. (Machinery)	524	19,336
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,208	50,241
Kirby Corp.* (Marine)	344	20,950
KLX, Inc.* (Aerospace & Defense)	330	17,134
L3 Technologies, Inc. (Aerospace & Defense)	507	88,710
Landstar System, Inc. (Road & Rail)	267	22,201
Lennox International, Inc. (Building Products)	245	41,895
Lincoln Electric Holdings, Inc. (Machinery)	394	34,380
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	145	26,126
Lockheed Martin Corp. (Aerospace & Defense)	1,627	475,296
Louisiana-Pacific Corp.* (Paper & Forest Products)	943	23,679
LSC Communications, Inc. (Commercial Services & Supplies)	216	4,618
Macquarie Infrastructure Corp. (Transportation Infrastructure)	494	37,450
ManpowerGroup, Inc. (Professional Services)	438	46,932
Martin Marietta Materials, Inc. (Construction Materials)	399	90,346
Masco Corp. (Building Products)	2,090	79,692
MAXIMUS, Inc. (IT Services)	423	25,532
MDU Resources Group, Inc. (Multi-Utilities)	1,275	33,596
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	165	94,558
Moog, Inc.*—Class A (Aerospace & Defense)	206	15,310
MRC Global, Inc.* (Trading Companies & Distributors)	622	10,163
MSA Safety, Inc. (Commercial Services & Supplies)	201	16,112
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	288	20,508
Mueller Industries, Inc. (Machinery)	367	11,561
National Instruments Corp. (Electronic Equipment, Instruments & Components)	698	28,716
NeuStar, Inc.*—Class A (IT Services)	356	11,890
Nordson Corp. (Machinery)	342	43,434
Norfolk Southern Corp. (Road & Rail)	1,898	213,677
Northrop Grumman Corp. (Aerospace & Defense)	1,143	300,758
NOW, Inc.* (Trading Companies & Distributors)	707	11,263
Old Dominion Freight Line, Inc. (Road & Rail)	452	43,351
Orbital ATK, Inc. (Aerospace & Defense)	368	37,602
Oshkosh Corp. (Machinery)	487	33,535
Owens Corning (Building Products)	734	49,215
Owens-Illinois, Inc.* (Containers & Packaging)	1,067	25,501
PACCAR, Inc. (Machinery)	2,300	157,435
Packaging Corp. of America (Containers & Packaging)	611	66,892
Parker-Hannifin Corp. (Machinery)	869	144,237
Paychex, Inc. (IT Services)	2,089	120,849
PayPal Holdings, Inc.* (IT Services)	7,304	427,649
Pentair PLC (Machinery)	1,099	69,314
PerkinElmer, Inc. (Life Sciences Tools & Services)	722	47,529
Quanta Services, Inc.* (Construction & Engineering)	964	32,516
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	456	5,636
Raytheon Co. (Aerospace & Defense)	1,906	327,394
Regal Beloit Corp. (Electrical Equipment)	286	23,838
Republic Services, Inc.—Class A (Commercial Services & Supplies)	1,506	96,715
Robert Half International, Inc. (Professional Services)	831	37,603
Rockwell Automation, Inc. (Electrical Equipment)	842	138,955
Rockwell Collins, Inc. (Aerospace & Defense)	1,065	113,454
Roper Technologies, Inc. (Industrial Conglomerates)	671	155,981
Ryder System, Inc. (Road & Rail)	342	24,884
Sabre Corp. (IT Services)	1,342	29,698
Sealed Air Corp. (Containers & Packaging)	1,279	55,649
Sensata Technologies Holding N.V.* (Electrical Equipment)	1,121	50,580
Silgan Holdings, Inc. (Containers & Packaging)	488	14,786
Sonoco Products Co. (Containers & Packaging)	654	31,706
Spirit AeroSystems Holdings, Inc.—Class A (Aerospace & Defense)	789	47,679
Stericycle, Inc.* (Commercial Services & Supplies)	554	42,702
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	2,324	186,825
Teledyne Technologies, Inc.* (Aerospace & Defense)	225	30,677
Terex Corp. (Machinery)	642	25,276
Tetra Tech, Inc. (Commercial Services & Supplies)	364	17,272
Textron, Inc. (Aerospace & Defense)	1,747	85,830
The Advisory Board Co.* (Professional Services)	259	14,556

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 179

Common Stocks, continued

	Shares	Value
The Boeing Co. (Aerospace & Defense)	3,669	$889,587
The Sherwin-Williams Co. (Chemicals)	527	177,741
The Timken Co. (Machinery)	458	20,839
The Toro Co. (Machinery)	706	50,190
Total System Services, Inc. (IT Services)	1,086	68,918
TransDigm Group, Inc. (Aerospace & Defense)	312	88,028
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,653	61,872
Trinity Industries, Inc. (Machinery)	990	27,136
Triumph Group, Inc. (Aerospace & Defense)	316	8,090
Union Pacific Corp. (Road & Rail)	5,279	543,526
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	4,502	496,525
United Rentals, Inc.* (Trading Companies & Distributors)	549	65,309
United Technologies Corp. (Aerospace & Defense)	4,871	577,554
Universal Display Corp. (Electronic Equipment, Instruments & Components)	285	34,371
USG Corp.* (Building Products)	586	15,845
Valmont Industries, Inc. (Construction & Engineering)	144	21,989
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	732	14,281
Verisk Analytics, Inc.*—Class A (Professional Services)	1,001	87,347
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	875	15,619
Vulcan Materials Co. (Construction Materials)	863	106,252
W.W. Grainger, Inc. (Trading Companies & Distributors)	343	57,192
Wabtec Corp. (Machinery)	561	42,277
Waste Management, Inc. (Commercial Services & Supplies)	2,652	199,297
Watsco, Inc. (Trading Companies & Distributors)	194	29,249
Welbilt, Inc.* (Machinery)	905	17,638
WESCO International, Inc.* (Trading Companies & Distributors)	267	13,684
WestRock Co. (Containers & Packaging)	1,641	94,226
WEX, Inc.* (IT Services)	246	26,735
Woodward, Inc. (Machinery)	352	24,619
XPO Logistics, Inc.* (Air Freight & Logistics)	530	31,858
Xylem, Inc. (Machinery)	1,176	66,714
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	336	34,178
TOTAL COMMON STOCKS (Cost $16,439,896)		19,771,186

Repurchase Agreements(a)(b) (29.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $8,252,220	$8,252,000	$8,252,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,252,000)		8,252,000
TOTAL INVESTMENT SECURITIES (Cost $24,691,896)—100.0%		28,023,186
Net other assets (liabilities)—NM		12,994
NET ASSETS—100.0%		$28,036,180

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $4,525,000.

NM   Not meaningful, amount is less than 0.05%.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Industrials Index	Goldman Sachs International	8/23/17	1.70%	$11,556,736	$(20,658)
Dow Jones U.S. Industrials Index	UBS AG	8/23/17	1.55%	10,684,543	(19,388)
				$22,241,279	$(40,046)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

180 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Industrials UltraSector ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$3,757,579	13.4%
Air Freight & Logistics	999,997	3.6%
Building Products	608,405	2.2%
Chemicals	177,741	0.6%
Commercial Services & Supplies	512,082	1.8%
Construction & Engineering	219,787	0.8%
Construction Materials	225,769	0.8%
Containers & Packaging	771,468	2.8%
Electrical Equipment	915,891	3.3%
Electronic Equipment, Instruments & Components	892,755	3.2%
Industrial Conglomerates	3,117,458	11.0%
Internet Software & Services	57,590	0.2%
IT Services	2,511,644	9.0%
Life Sciences Tools & Services	267,945	1.0%
Machinery	2,630,581	9.4%
Marine	20,950	0.1%
Multi-Utilities	33,596	0.1%
Paper & Forest Products	23,679	0.1%
Professional Services	309,561	1.1%
Road & Rail	1,293,245	4.6%
Trading Companies & Distributors	386,013	1.4%
Transportation Infrastructure	37,450	0.1%
Other**	8,264,994	29.4%
Total	$28,036,180	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 181

Common Stocks (70.6%)

	Shares	Value
2U, Inc.* (Internet Software & Services)	29,185	$1,510,324
8x8, Inc.* (Software)	78,190	993,013
Akamai Technologies, Inc.* (Internet Software & Services)	48,669	2,294,257
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	115,788	1,425,350
Alphabet, Inc.*—Class A (Internet Software & Services)	5,201	4,917,545
Alphabet, Inc.*—Class C (Internet Software & Services)	5,211	4,848,836
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	8,564	8,459,348
Arista Networks, Inc.* (Communications Equipment)	13,726	2,049,155
Blucora, Inc.* (Internet Software & Services)	45,032	1,008,717
Box, Inc.*—Class A (Internet Software & Services)	60,324	1,137,107
Citrix Systems, Inc.* (Software)	33,662	2,658,625
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	30,616	1,278,218
Cornerstone OnDemand, Inc.* (Internet Software & Services)	34,623	1,395,653
E*TRADE Financial Corp.* (Capital Markets)	71,479	2,930,639
eBay, Inc.* (Internet Software & Services)	115,998	4,144,609
Ebix, Inc. (Software)	19,465	1,124,104
Endurance International Group Holdings, Inc.* (Internet Software & Services)	98,488	911,014
Expedia, Inc. (Internet & Direct Marketing Retail)	22,067	3,452,823
Facebook, Inc.*—Class A (Internet Software & Services)	54,695	9,257,128
GoDaddy, Inc.*—Class A (Internet Software & Services)	27,836	1,196,391
Groupon, Inc.* (Internet & Direct Marketing Retail)	351,977	1,323,434
Hubspot, Inc.* (Software)	18,989	1,373,854
IAC/InterActiveCorp* (Internet Software & Services)	21,720	2,272,564
j2 Global, Inc. (Internet Software & Services)	20,763	1,757,173
Juniper Networks, Inc. (Communications Equipment)	91,506	2,557,592
LogMeIn, Inc. (Internet Software & Services)	18,128	2,111,006
Netflix, Inc.* (Internet & Direct Marketing Retail)	32,776	5,954,088
NETGEAR, Inc.* (Communications Equipment)	25,993	1,245,065
Pandora Media, Inc.* (Internet Software & Services)	158,528	1,418,826
PayPal Holdings, Inc.* (IT Services)	93,600	5,480,280
Salesforce.com, Inc.* (Software)	55,433	5,033,316
Sonus Networks, Inc.* (Communications Equipment)	92,624	632,622
TD Ameritrade Holding Corp. (Capital Markets)	65,065	2,975,422
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	47,276	1,844,710
TrueCar, Inc.* (Internet Software & Services)	58,409	1,105,682
Twitter, Inc.* (Internet Software & Services)	150,600	2,423,154
Veeva Systems, Inc.*—Class A (Health Care Technology)	33,430	2,131,497
VeriSign, Inc.* (Internet Software & Services)	25,226	2,552,114
Vonage Holdings Corp.* (Diversified Telecommunication Services)	160,559	1,061,295
Web.com Group, Inc.* (Internet Software & Services)	45,357	995,586
Yelp, Inc.* (Internet Software & Services)	42,876	1,394,756
TOTAL COMMON STOCKS (Cost $69,178,477)		104,636,892

Repurchase Agreements(a)(b) (30.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $45,621,218	$45,620,000	$45,620,000
TOTAL REPURCHASE AGREEMENTS (Cost $45,620,000)		45,620,000
TOTAL INVESTMENT SECURITIES (Cost $114,798,477)—101.4%		150,256,892
Net other assets (liabilities)—(1.4)%		(2,089,437)
NET ASSETS—100.0%		$148,167,455

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $26,265,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Internet Composite Index	Goldman Sachs International	8/23/17	1.70%	$59,842,978	$(1,330,639)
Dow Jones Internet Composite Index	UBS AG	8/23/17	1.55%	57,818,426	(1,283,898)
				$117,661,404	$(2,614,537)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

182 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Internet UltraSector ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Capital Markets	$5,906,061	4.0%
Communications Equipment	6,484,434	4.4%
Diversified Telecommunication Services	2,339,513	1.6%
Health Care Technology	3,556,847	2.4%
Internet & Direct Marketing Retail	21,034,403	14.2%
Internet Software & Services	48,652,442	32.8%
IT Services	5,480,280	3.7%
Software	11,182,912	7.5%
Other**	43,530,563	29.4%
Total	$148,167,455	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Mobile Telecommunications UltraSector ProFund :: 183

Common Stocks (35.1%)

	Shares	Value
Sprint Corp.* (Wireless Telecommunication Services)	64,587	$515,404
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	9,631	273,809
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	29,415	1,813,729
TOTAL COMMON STOCKS (Cost $1,357,094)		2,602,942

Repurchase Agreements(a)(b) (28.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $2,129,057	$2,129,000	$2,129,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,129,000)		2,129,000
TOTAL INVESTMENT SECURITIES (Cost $3,486,094)—63.8%		4,731,942
Net other assets (liabilities)—36.2%		2,688,902
NET ASSETS—100.0%		$7,420,844

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $378,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Mobile Telecommunications Index	Goldman Sachs International	8/23/17	1.70%	$1,952,234	$(44,207)
Dow Jones U.S. Mobile Telecommunications Index	UBS AG	8/23/17	1.55%	6,585,302	(87,098)
				$8,537,536	$(131,305)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Mobile Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Wireless Telecommunication Services	$2,602,942	35.1%
Other**	4,817,902	64.9%
Total	$7,420,844	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

184 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (78.9%)

	Shares	Value
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	6,999	$319,644
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	1,809	37,302
Apache Corp. (Oil, Gas & Consumable Fuels)	4,751	235,079
Baker Hughes a GE Co.—Class A (Energy Equipment & Services)	5,314	196,033
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	5,814	144,594
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	956	15,067
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,971	134,289
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	9,526	47,249
Chevron Corp. (Oil, Gas & Consumable Fuels)	23,662	2,583,653
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,188	117,648
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,850	240,981
ConocoPhillips (Oil, Gas & Consumable Fuels)	15,450	700,966
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,077	36,004
Core Laboratories N.V. (Energy Equipment & Services)	551	55,392
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	6,565	218,680
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	805	9,998
Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,226	117,549
Dril-Quip, Inc.* (Energy Equipment & Services)	473	21,096
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,212	64,575
Ensco PLCADR—Class A (Energy Equipment & Services)	3,792	20,060
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	7,209	685,864
EQT Corp. (Oil, Gas & Consumable Fuels)	2,165	137,911
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	52,921	4,235,796
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	976	48,127
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,987	25,076
Halliburton Co. (Energy Equipment & Services)	10,839	460,007
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,356	68,641
Hess Corp. (Oil, Gas & Consumable Fuels)	3,375	150,323
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,215	63,881
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	23,978	489,871
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	10,616	129,834
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	6,479	362,759
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,026	53,851
Nabors Industries, Ltd. (Energy Equipment & Services)	3,570	27,525
National Oilwell Varco, Inc. (Energy Equipment & Services)	4,747	155,274
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	2,488	71,480
Noble Corp. PLC* (Energy Equipment & Services)	3,056	12,224
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	5,685	164,353
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,965	23,068
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	9,549	591,370
Oceaneering International, Inc. (Energy Equipment & Services)	1,227	31,473
OGE Energy Corp. (Electric Utilities)	2,494	89,435
Oil States International, Inc.* (Energy Equipment & Services)	645	16,028
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	4,745	268,425
Parsley Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	2,832	82,921
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,065	39,937
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,370	31,195
Phillips 66 (Oil, Gas & Consumable Fuels)	5,479	458,866
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	2,124	346,424
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,004	25,744
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,350	49,609
Rice Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,023	56,583
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	1,575	18,380
Schlumberger, Ltd. (Energy Equipment & Services)	17,354	1,190,484
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	662	17,907
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,327	23,077
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	6,318	36,013
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,908	20,530
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	2,691	124,889
TechnipFMC PLC* (Energy Equipment & Services)	5,827	166,303
Tesoro Corp. (Oil, Gas & Consumable Fuels)	1,888	187,913
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	10,320	327,970
Transocean, Ltd.* (Energy Equipment & Services)	4,884	42,247
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	911	26,537
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	5,586	385,266
Weatherford International PLC* (Energy Equipment & Services)	12,311	54,907

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 185

Common Stocks, continued

	Shares	Value
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	3,488	$18,312
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	863	27,909
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,965	53,523
TOTAL COMMON STOCKS (Cost $8,004,385)		17,491,901

Repurchase Agreements(a)(b) (23.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $5,163,138	$5,163,000	$5,163,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,163,000)		5,163,000
TOTAL INVESTMENT SECURITIES (Cost $13,167,385)—102.2%		22,654,901
Net other assets (liabilities)—(2.2)%		(497,701)
NET ASSETS—100.0%		$22,157,200

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $3,822,000.

ADR    American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	8/23/17	1.70%	$7,456,416	$205,081
Dow Jones U.S. Oil & Gas Index	UBS AG	8/23/17	1.70%	8,394,999	201,066
				$15,851,415	$406,147

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Oil & Gas UltraSector ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Electric Utilities	$89,435	0.4%
Energy Equipment & Services	2,633,076	11.9%
Oil, Gas & Consumable Fuels	14,721,263	66.4%
Semiconductors & Semiconductor Equipment	48,127	0.2%
Other**	4,665,299	21.1%
Total	$22,157,200	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

186 :: Oil Equipment, Services & Distribution UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (67.5%)

	Shares	Value
Baker Hughes a GE Co.—Class A (Energy Equipment & Services)	13,319	$491,338
Core Laboratories N.V. (Energy Equipment & Services)	1,381	138,832
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	2,020	25,088
Dril-Quip, Inc.* (Energy Equipment & Services)	1,186	52,896
Ensco PLCADR—Class A (Energy Equipment & Services)	9,503	50,271
Halliburton Co. (Energy Equipment & Services)	27,164	1,152,840
Helmerich & Payne, Inc. (Energy Equipment & Services)	3,400	172,108
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	60,093	1,227,700
Nabors Industries, Ltd. (Energy Equipment & Services)	8,946	68,974
National Oilwell Varco, Inc. (Energy Equipment & Services)	11,894	389,053
Noble Corp. PLC* (Energy Equipment & Services)	7,660	30,640
Oceaneering International, Inc. (Energy Equipment & Services)	3,074	78,848
OGE Energy Corp. (Electric Utilities)	6,249	224,089
Oil States International, Inc.* (Energy Equipment & Services)	1,617	40,182
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	11,890	672,617
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,177	100,123
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	3,948	46,073
Schlumberger, Ltd. (Energy Equipment & Services)	43,492	2,983,551
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	1,659	44,876
Superior Energy Services, Inc.* (Energy Equipment & Services)	4,785	51,487
TechnipFMC PLC* (Energy Equipment & Services)	14,604	416,798
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	25,864	821,958
Transocean, Ltd.* (Energy Equipment & Services)	12,241	105,885
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	2,285	66,562
Weatherford International PLC* (Energy Equipment & Services)	30,855	137,613
TOTAL COMMON STOCKS (Cost $7,913,851)		9,590,402

Repurchase Agreements(a)(b) (28.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $4,100,109	$4,100,000	$4,100,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,100,000)		4,100,000
TOTAL INVESTMENT SECURITIES (Cost $12,013,851)—96.4%		13,690,402
Net other assets (liabilities)—3.6%		515,174
NET ASSETS—100.0%		$14,205,576

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $2,230,000.

ADR    American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	Goldman Sachs International	8/23/17	1.70%	$6,038,185	$98,670
Dow Jones U.S. Oil Equipment, Services & Distribution Index	UBS AG	8/23/17	1.55%	5,590,059	90,488
				$11,628,244	$189,158

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Oil Equipment, Services & Distribution UltraSector ProFund :: 187

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Electric Utilities	$224,089	1.6%
Energy Equipment & Services	6,599,162	46.4%
Oil, Gas & Consumable Fuels	2,767,151	19.5%
Other**	4,615,174	32.5%
Total	$14,205,576	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

188 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (61.0%)

	Shares	Value
Akorn, Inc.* (Pharmaceuticals)	512	$17,213
Allergan PLC (Pharmaceuticals)	1,994	503,146
Bristol-Myers Squibb Co. (Pharmaceuticals)	9,773	556,083
Catalent, Inc.* (Pharmaceuticals)	745	25,852
Eli Lilly & Co. (Pharmaceuticals)	5,758	475,956
Endo International PLC* (Pharmaceuticals)	1,173	12,926
Horizon Pharma PLC* (Pharmaceuticals)	966	11,573
Impax Laboratories, Inc.* (Pharmaceuticals)	440	8,514
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	355	54,532
Johnson & Johnson (Pharmaceuticals)	15,966	2,119,007
Mallinckrodt PLC* (Pharmaceuticals)	587	26,885
Merck & Co., Inc. (Pharmaceuticals)	16,212	1,035,622
Mylan N.V.* (Pharmaceuticals)	2,728	106,365
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	237	9,362
Perrigo Co. PLC (Pharmaceuticals)	852	63,832
Pfizer, Inc. (Pharmaceuticals)	35,382	1,173,266
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	317	17,001
TESARO, Inc.* (Biotechnology)	209	26,681
The Medicines Co.* (Pharmaceuticals)	430	16,534
Zoetis, Inc. (Pharmaceuticals)	2,905	181,621
TOTAL COMMON STOCKS (Cost $3,290,987)		6,441,971

Repurchase Agreements(a)(b) (26.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $2,830,076	$2,830,000	$2,830,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,830,000)		2,830,000
TOTAL INVESTMENT SECURITIES (Cost $6,120,987)—87.8%		9,271,971
Net other assets (liabilities)—12.2%		1,289,308
NET ASSETS—100.0%		$10,561,279

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $1,965,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	8/23/17	1.70%	$4,742,544	$(13,582)
Dow Jones U.S. Pharmaceuticals Index	UBS AG	8/23/17	1.55%	4,640,970	(3,147)
				$9,383,514	$(16,729)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Pharmaceuticals UltraSector ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Biotechnology	$26,681	0.3%
Pharmaceuticals	6,415,290	60.7%
Other**	4,119,308	39.0%
Total	$10,561,279	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 189

Common Stocks (72.9%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	37,081	$1,732,054
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	65,532	656,631
Barrick Gold Corp.ADR (Metals & Mining)	187,236	3,166,160
Coeur Mining, Inc.* (Metals & Mining)	29,175	241,569
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	29,746	364,091
Eldorado Gold Corp. (Metals & Mining)	127,257	269,785
Franco-Nevada Corp. (Metals & Mining)	28,678	2,078,007
Gold Fields, Ltd.ADR (Metals & Mining)	120,049	478,996
Goldcorp, Inc. (Metals & Mining)	137,390	1,803,931
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	59,492	107,681
Hecla Mining Co. (Metals & Mining)	63,598	344,065
Kinross Gold Corp.* (Metals & Mining)	200,220	824,906
McEwen Mining, Inc. (Metals & Mining)	37,568	98,052
New Gold, Inc.* (Metals & Mining)	92,476	309,795
Newmont Mining Corp. (Metals & Mining)	85,633	3,182,978
Pan American Silver Corp. (Metals & Mining)	24,576	414,106
Randgold Resources, Ltd.ADR (Metals & Mining)	15,041	1,397,911
Royal Gold, Inc. (Metals & Mining)	10,495	909,497
Sibanye Gold, Ltd.ADR (Metals & Mining)	60,530	312,335
Tahoe Resources, Inc. (Metals & Mining)	50,156	274,353
Wheaton Precious Metals Corp. (Metals & Mining)	70,940	1,440,791
Yamana Gold, Inc. (Metals & Mining)	152,248	395,845
TOTAL COMMON STOCKS (Cost $12,696,708)		20,803,539

Repurchase Agreements(a)(b) (19.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $5,525,148	$5,525,000	$5,525,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,525,000)		5,525,000
TOTAL INVESTMENT SECURITIES (Cost $18,221,708)—92.3%		26,328,539
Net other assets (liabilities)—7.7%		2,211,036
NET ASSETS—100.0%		$28,539,575

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $4,274,000.

ADR    American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	8/23/17	1.70%	$9,621,003	$306,939
Dow Jones Precious Metals Index	UBS AG	8/23/17	1.95%	12,418,805	419,582
				$22,039,808	$726,521

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Precious Metals UltraSector ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Metals & Mining	$20,803,539	72.9%
Other**	7,736,036	27.1%
Total	$28,539,575	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

190 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (72.1%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	709	$21,086
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	2,851	60,384
Alexander & Baldwin, Inc. (Real Estate Management & Development)	322	13,501
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	732	88,755
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,101	52,782
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	1,934	44,501
American Tower Corp. (Equity Real Estate Investment Trusts)	3,456	471,155
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	8,691	104,552
Apartment Investment & Management Co.—Class A (Equity Real Estate Investment Trusts)	1,258	57,302
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,238	22,853
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,065	204,853
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	816	25,190
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,188	143,641
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,430	24,038
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,069	40,532
Camden Property Trust (Equity Real Estate Investment Trusts)	656	58,843
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	693	16,784
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,336	11,743
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	2,455	93,266
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,380	25,972
Colony NorthStar, Inc.—Class A (Equity Real Estate Investment Trusts)	4,512	66,056
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	960	20,880
Corecivic, Inc. (Equity Real Estate Investment Trusts)	982	27,201
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	290	31,488
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	800	26,632
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,319	30,502
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	3,243	326,181
CubeSmart (Equity Real Estate Investment Trusts)	1,420	35,017
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	678	40,483
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	1,258	10,706
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	751	42,311
DDR Corp. (Equity Real Estate Investment Trusts)	2,507	25,546
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,632	19,062
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,319	152,133
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,149	43,961
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,852	81,539
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	673	41,948
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	284	24,759
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	569	21,366
EPR Properties (Equity Real Estate Investment Trusts)	484	35,032
Equinix, Inc. (Equity Real Estate Investment Trusts)	675	304,243
Equity Commonwealth* (Equity Real Estate Investment Trusts)	996	31,438
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	640	55,872
Equity Residential (Equity Real Estate Investment Trusts)	2,992	203,636
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	518	135,561
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,037	82,442
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	548	72,681
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	962	29,360
Forest City Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	1,807	44,055
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	512	12,995
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,530	58,048
GGP, Inc. (Equity Real Estate Investment Trusts)	4,725	106,832
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,261	38,107
HCP, Inc. (Equity Real Estate Investment Trusts)	3,719	117,706
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	943	31,402
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	1,551	47,445
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	858	44,204
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,302	37,836
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	6,013	112,203
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,236	40,442

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 191

Common Stocks, continued

	Shares	Value
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	979	$16,281
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,935	70,492
JBG Smith Properties* (Equity Real Estate Investment Trusts)	681	24,162
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	419	53,306
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	775	53,793
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	3,496	70,549
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	683	14,022
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	681	48,058
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	872	25,759
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,754	17,856
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,157	48,617
Life Storage, Inc. (Equity Real Estate Investment Trusts)	328	23,957
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	705	18,499
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,922	37,928
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	3,170	26,913
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	880	91,106
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	324	25,029
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,200	47,976
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,485	42,245
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,555	49,122
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	1,083	24,768
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,478	24,195
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,202	32,370
Parkway, Inc. (Equity Real Estate Investment Trusts)	362	8,330
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	606	20,404
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,430	26,627
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	1,116	23,447
Potlatch Corp. (Equity Real Estate Investment Trusts)	315	15,073
Prologis, Inc. (Equity Real Estate Investment Trusts)	4,269	259,598
Public Storage (Equity Real Estate Investment Trusts)	1,209	248,534
Quality Care Properties* (Equity Real Estate Investment Trusts)	788	13,254
Rayonier, Inc. (Equity Real Estate Investment Trusts)	984	28,605
Realogy Holdings Corp. (Real Estate Management & Development)	1,070	35,524
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,193	125,133
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,136	75,226
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,858	24,581
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,009	21,350
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	431	26,976
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	934	128,472
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,873	36,430
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	2,475	392,288
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	854	88,193
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	3,971	31,490
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,144	47,254
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,342	31,389
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	514	45,751
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,728	28,132
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	734	19,400
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	527	29,970
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,004	29,467
The Howard Hughes Corp.* (Real Estate Management & Development)	335	42,146
The Macerich Co. (Equity Real Estate Investment Trusts)	1,003	57,562
The St Joe Co.* (Real Estate Management & Development)	542	9,783
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	2,821	27,900
UDR, Inc. (Equity Real Estate Investment Trusts)	2,184	85,373
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,278	32,717
Urban Edge Properties (Equity Real Estate Investment Trusts)	789	19,828
Ventas, Inc. (Equity Real Estate Investment Trusts)	2,836	191,005
VEREIT, Inc. (Equity Real Estate Investment Trusts)	7,791	64,743
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,362	108,075

See accompanying notes to the financial statements.

192 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,535	$13,846
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	650	21,730
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	981	31,843
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,970	217,968
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	6,009	198,417
WP Carey, Inc. (Equity Real Estate Investment Trusts)	840	57,548
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	847	17,211
TOTAL COMMON STOCKS (Cost $4,546,439)		8,236,640

Repurchase Agreements(a)(b) (27.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $3,155,084	$3,155,000	$3,155,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,155,000)		3,155,000
TOTAL INVESTMENT SECURITIES (Cost $7,701,439)—99.8%		11,391,640
Net other assets (liabilities)—0.2%		17,359
NET ASSETS—100.0%		$11,408,999

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $2,146,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	8/23/17	1.70%	$4,589,497	$22,200
Dow Jones U.S. Real Estate Index	UBS AG	8/23/17	1.55%	4,300,406	20,307
				$8,889,903	$42,507

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Real Estate UltraSector ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$7,601,717	66.5%
Mortgage Real Estate Investment Trusts	387,397	3.4%
Real Estate Management & Development	247,526	2.2%
Other**	3,172,359	27.9%
Total	$11,408,999	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 193

Common Stocks (72.6%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	125,211	$1,704,122
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	59,590	4,708,206
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	173,810	7,701,521
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	64,942	16,018,593
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	11,101	687,596
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	10,449	641,987
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	15,525	402,253
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	53,082	753,764
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	21,681	566,741
Intel Corp. (Semiconductors & Semiconductor Equipment)	761,895	27,024,415
InterDigital, Inc. (Communications Equipment)	5,415	394,483
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	25,597	2,371,050
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	25,901	4,130,173
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	70,434	1,095,953
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	45,924	2,086,787
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	37,040	2,964,682
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	168,392	4,735,183
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	18,941	986,447
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	96,366	15,660,439
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	68,033	1,017,093
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	20,574	1,410,553
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	239,024	12,713,687
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	10,698	423,641
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	6,855	514,811
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	29,711	3,115,793
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	5,344	281,148
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	32,421	1,121,442
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	161,301	13,126,675
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	17,664	622,833
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	39,994	2,530,020
TOTAL COMMON STOCKS (Cost $106,130,685)		131,512,091

Repurchase Agreements(a)(b) (27.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $49,665,326	$49,664,000	$49,664,000
TOTAL REPURCHASE AGREEMENTS (Cost $49,664,000)		49,664,000
TOTAL INVESTMENT SECURITIES (Cost $155,794,685)—100.0%		181,176,091
Net other assets (liabilities)—NM		(59,363)
NET ASSETS—100.0%		$181,116,728

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $29,943,000.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

194 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	8/23/17	1.70%	$69,599,716	$(845,172)
Dow Jones U.S. Semiconductors Index	UBS AG	8/23/17	1.65%	70,753,134	(840,949)
				$140,352,850	$(1,686,121)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Semiconductor UltraSector ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Communications Equipment	$394,483	0.2%
Semiconductors & Semiconductor Equipment	131,117,608	72.4%
Other**	49,604,637	27.4%
Total	$181,116,728	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 195

Common Stocks (76.1%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,449	$24,343
ACI Worldwide, Inc.* (Software)	1,571	36,400
Adobe Systems, Inc.* (Software)	6,675	977,820
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,475	142,565
Akamai Technologies, Inc.* (Internet Software & Services)	2,361	111,298
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,467	30,369
Alphabet, Inc.*—Class A (Internet Software & Services)	4,015	3,796,183
Alphabet, Inc.*—Class C (Internet Software & Services)	4,025	3,745,263
Amdocs, Ltd. (IT Services)	1,978	132,862
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	4,985	393,865
ANSYS, Inc.* (Software)	1,169	151,444
Apple, Inc. (Technology Hardware, Storage & Peripherals)	70,501	10,485,614
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	14,517	643,248
Arista Networks, Inc.* (Communications Equipment)	525	78,377
ARRIS International PLC* (Communications Equipment)	2,545	71,158
Aspen Technology, Inc.* (Software)	1,033	58,747
athenahealth, Inc.* (Health Care Technology)	492	68,053
Autodesk, Inc.* (Software)	2,622	290,491
Blackbaud, Inc. (Software)	594	54,850
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	5,410	1,334,430
Brocade Communications Systems, Inc. (Communications Equipment)	5,573	70,387
CA, Inc. (Software)	4,266	132,417
CACI International, Inc.*—Class A (IT Services)	302	37,780
Cadence Design Systems, Inc.* (Software)	3,792	139,925
Cars.com, Inc.* (Internet Software & Services)	941	22,866
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	895	55,436
CDK Global, Inc. (Software)	1,963	129,126
CDW Corp. (Electronic Equipment, Instruments & Components)	2,110	133,837
Cerner Corp.* (Health Care Technology)	3,970	255,549
Ciena Corp.* (Communications Equipment)	1,921	49,466
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	852	52,347
Cisco Systems, Inc. (Communications Equipment)	67,634	2,127,090
Citrix Systems, Inc.* (Software)	2,036	160,803
Cognizant Technology Solutions Corp. (IT Services)	7,953	551,302
CommScope Holding Co., Inc.* (Communications Equipment)	2,609	95,959
CommVault Systems, Inc.* (Software)	517	30,787
Corning, Inc. (Electronic Equipment, Instruments & Components)	12,440	362,502
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,315	34,072
CSRA, Inc. (IT Services)	1,964	64,046
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	4,464	63,389
Dell Technologies, Inc.*—Class V (Software)	1,837	118,064
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,045	24,453
DST Systems, Inc. (IT Services)	820	45,018
DXC Technology Co. (IT Services)	3,836	300,666
Dycom Industries, Inc.* (Construction & Engineering)	384	34,790
eBay, Inc.* (Internet Software & Services)	13,619	486,607
EchoStar Corp.* (Communications Equipment)	591	35,891
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	574	27,885
Ellie Mae, Inc.* (Software)	421	36,720
EPAM Systems, Inc.* (IT Services)	564	48,465
F5 Networks, Inc.* (Communications Equipment)	856	103,362
Facebook, Inc.*—Class A (Internet Software & Services)	31,964	5,409,906
Fair Isaac Corp. (Software)	383	54,597
Finisar Corp.* (Communications Equipment)	1,489	40,531
FireEye, Inc.* (Software)	2,130	31,162
Fortinet, Inc.* (Software)	2,015	74,374
Garmin, Ltd. (Household Durables)	1,530	76,791
Gartner, Inc.* (IT Services)	1,230	157,834
GrubHub, Inc.* (Internet Software & Services)	1,178	54,341
Guidewire Software, Inc.* (Software)	1,026	74,036
Harris Corp. (Communications Equipment)	1,675	191,737
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	22,540	394,675
HP, Inc. (Technology Hardware, Storage & Peripherals)	22,769	434,888
IAC/InterActiveCorp* (Internet Software & Services)	1,013	105,990
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,812	47,366
Intel Corp. (Semiconductors & Semiconductor Equipment)	63,700	2,259,438
InterDigital, Inc. (Communications Equipment)	429	31,253
International Business Machines Corp. (IT Services)	11,577	1,674,844
Intuit, Inc. (Software)	3,289	451,283
j2 Global, Inc. (Internet Software & Services)	652	55,179
Juniper Networks, Inc. (Communications Equipment)	5,171	144,529

See accompanying notes to the financial statements.

196 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	2,106	$195,079
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	2,162	344,753
Leidos Holdings, Inc. (IT Services)	1,942	103,780
Lumentum Holdings, Inc.* (Communications Equipment)	744	46,574
Manhattan Associates, Inc.* (Software)	914	40,399
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	5,899	91,788
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	3,829	173,990
Medidata Solutions, Inc.* (Health Care Technology)	741	56,916
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,116	249,405
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	14,088	396,155
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,540	80,203
Microsoft Corp. (Software)	104,401	7,589,952
Motorola Solutions, Inc. (Communications Equipment)	2,189	198,500
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,666	63,058
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	3,685	160,003
NetScout Systems, Inc.* (Communications Equipment)	1,246	42,987
Nuance Communications, Inc.* (Software)	3,445	59,599
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	8,027	1,304,468
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	5,705	85,290
Oracle Corp. (Software)	40,604	2,027,357
Palo Alto Networks, Inc.* (Communications Equipment)	1,250	164,725
Pandora Media, Inc.* (Internet Software & Services)	3,251	29,096
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,530	39,823
Plantronics, Inc. (Communications Equipment)	413	18,659
Proofpoint, Inc.* (Software)	540	46,030
PTC, Inc.* (Software)	1,540	84,993
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,739	119,226
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	20,000	1,063,800
Red Hat, Inc.* (Software)	2,422	239,463
Salesforce.com, Inc.* (Software)	9,050	821,739
Science Applications International Corp. (IT Services)	540	38,021
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	4,008	132,104
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	869	34,412
ServiceNow, Inc.* (Software)	2,324	256,686
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	524	39,352
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	2,505	262,699
Splunk, Inc.* (Software)	1,878	112,699
SS&C Technologies Holdings, Inc. (Software)	2,341	90,737
Symantec Corp. (Software)	8,247	255,575
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	424	22,307
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	360	42,811
Synopsys, Inc.* (Software)	2,026	155,131
Tableau Software, Inc.*—Class A (Software)	797	51,367
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	429	43,930
Teradata Corp.* (IT Services)	1,786	56,831
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,683	92,805
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	13,493	1,098,060
The Ultimate Software Group, Inc.* (Software)	367	82,836
Twitter, Inc.* (Internet Software & Services)	8,317	133,821
Tyler Technologies, Inc.* (Software)	417	71,645
Vantiv, Inc.* (IT Services)	2,171	137,967
Veeva Systems, Inc.*—Class A (Health Care Technology)	1,430	91,177
Verint Systems, Inc.* (Software)	831	32,949
VeriSign, Inc.* (Internet Software & Services)	1,203	121,708
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,455	51,303
ViaSat, Inc.* (Communications Equipment)	711	46,990
Viavi Solutions, Inc.* (Communications Equipment)	3,086	33,853
VMware, Inc.*—Class A (Software)	920	85,293
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	3,936	335,032
Workday, Inc.*—Class A (Software)	1,789	182,675
Xerox Corp. (Technology Hardware, Storage & Peripherals)	2,863	87,808
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	3,346	211,668
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	1,327	43,512
Zillow Group, Inc.*—Class A (Internet Software & Services)	575	26,122
Zillow Group, Inc.*—Class C (Internet Software & Services)	1,440	65,030
TOTAL COMMON STOCKS (Cost $48,439,649)		60,787,867

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 197

Repurchase Agreements(a)(b) (24.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $19,658,525	$19,658,000	$19,658,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,658,000)		19,658,000
TOTAL INVESTMENT SECURITIES (Cost $68,097,649)—100.7%		80,445,867
Net other assets (liabilities)—(0.7)%		(589,088)
NET ASSETS—100.0%		$79,856,779

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $13,137,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Technology Index	Goldman Sachs International	8/23/17	1.70%	$29,348,676	$(575,004)
Dow Jones U.S. Technology Index	UBS AG	8/23/17	1.55%	29,680,411	(563,850)
				$59,029,087	$(1,138,854)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Technology UltraSector ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Commercial Services & Supplies	$39,822	NM
Communications Equipment	3,592,028	4.5%
Construction & Engineering	34,790	NM
Diversified Telecommunication Services	43,512	0.1%
Electronic Equipment, Instruments & Components	583,080	0.7%
Health Care Technology	502,064	0.6%
Household Durables	76,791	0.1%
Internet Software & Services	14,163,410	17.8%
IT Services	3,349,416	4.2%
Semiconductors & Semiconductor Equipment	10,942,919	13.7%
Software	15,290,172	19.2%
Technology Hardware, Storage & Peripherals	12,169,863	15.2%
Other**	19,068,912	23.9%
Total	$79,856,779	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

198 :: Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (50.2%)

	Shares	Value
AT&T, Inc. (Diversified Telecommunication Services)	20,352	$793,727
CenturyLink, Inc. (Diversified Telecommunication Services)	1,813	42,189
Frontier Communications Corp. (Diversified Telecommunication Services)	274	4,195
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	984	57,741
Sprint Corp.* (Wireless Telecommunication Services)	2,091	16,686
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	306	8,700
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	972	59,933
Verizon Communications, Inc. (Diversified Telecommunication Services)	13,474	652,142
TOTAL COMMON STOCKS (Cost $984,644)		1,635,313

Repurchase Agreements(a)(b) (20.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $656,018	$656,000	$656,000
TOTAL REPURCHASE AGREEMENTS (Cost $656,000)		656,000
TOTAL INVESTMENT SECURITIES (Cost $1,640,644)—70.4%		2,291,313
Net other assets (liabilities)—29.6%		963,507
NET ASSETS—100.0%		$3,254,820

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $653,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	8/23/17	1.70%	$1,686,993	$93,171
Dow Jones U.S. Telecommunications Index	UBS AG	8/23/17	1.55%	1,528,760	108,193
				$3,215,753	$201,364

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Diversified Telecommunication Services	$1,549,994	47.6%
Wireless Telecommunication Services	85,319	2.6%
Other**	1,619,507	49.8%
Total	$3,254,820	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 199

Common Stocks (77.6%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	933	$68,361
Alliant Energy Corp. (Electric Utilities)	4,007	162,404
Ameren Corp. (Multi-Utilities)	4,240	237,864
American Electric Power Co., Inc. (Electric Utilities)	8,560	603,822
American Water Works Co., Inc. (Water Utilities)	3,118	252,870
Aqua America, Inc. (Water Utilities)	3,097	103,378
Atmos Energy Corp. (Gas Utilities)	1,843	159,899
Avista Corp. (Multi-Utilities)	1,119	58,871
Black Hills Corp. (Multi-Utilities)	874	60,883
Calpine Corp.* (Independent Power & Renewable Electricity Producers)	6,244	89,789
CenterPoint Energy, Inc. (Multi-Utilities)	7,420	209,170
CMS Energy Corp. (Multi-Utilities)	4,851	224,310
Consolidated Edison, Inc. (Multi-Utilities)	5,299	439,075
Dominion Resources, Inc. (Multi-Utilities)	11,101	856,774
DTE Energy Co. (Multi-Utilities)	3,162	338,524
Duke Energy Corp. (Electric Utilities)	12,158	1,034,889
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	2,331	20,932
Edison International (Electric Utilities)	5,583	439,270
El Paso Electric Co. (Electric Utilities)	711	36,901
Entergy Corp. (Electric Utilities)	3,165	242,819
Eversource Energy (Electric Utilities)	5,411	328,935
Exelon Corp. (Electric Utilities)	15,952	611,600
FirstEnergy Corp. (Electric Utilities)	7,733	246,760
Great Plains Energy, Inc. (Electric Utilities)	3,715	114,645
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,815	59,877
IDACORP, Inc. (Electric Utilities)	916	79,106
National Fuel Gas Co. (Gas Utilities)	1,425	84,374
New Jersey Resources Corp. (Gas Utilities)	1,462	61,623
NextEra Energy, Inc. (Electric Utilities)	8,163	1,192,532
NiSource, Inc. (Multi-Utilities)	5,650	147,239
NorthWestern Corp. (Multi-Utilities)	845	48,833
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	5,535	136,272
ONE Gas, Inc. (Gas Utilities)	837	60,917
PG&E Corp. (Electric Utilities)	8,789	594,927
Pinnacle West Capital Corp. (Electric Utilities)	1,918	166,348
PNM Resources, Inc. (Electric Utilities)	1,369	54,555
Portland General Electric Co. (Electric Utilities)	1,558	69,627
PPL Corp. (Electric Utilities)	11,856	454,440
Public Service Enterprise Group, Inc. (Multi-Utilities)	8,770	394,387
SCANA Corp. (Multi-Utilities)	2,446	157,449
Sempra Energy (Multi-Utilities)	4,385	495,549
South Jersey Industries, Inc. (Gas Utilities)	1,362	46,267
Southwest Gas Corp. (Gas Utilities)	813	65,121
Spire, Inc. (Gas Utilities)	838	60,839
The AES Corp. (Independent Power & Renewable Electricity Producers)	11,477	128,313
The Southern Co. (Electric Utilities)	17,221	825,403
UGI Corp. (Gas Utilities)	2,933	148,029
Vectren Corp. (Multi-Utilities)	1,489	89,504
WEC Energy Group, Inc. (Multi-Utilities)	5,517	347,405
Westar Energy, Inc. (Electric Utilities)	2,415	122,561
WGL Holdings, Inc. (Gas Utilities)	946	81,091
Xcel Energy, Inc. (Electric Utilities)	8,839	418,173
TOTAL COMMON STOCKS (Cost $8,854,617)		13,533,506

Repurchase Agreements(a)(b) (23.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $4,052,108	$4,052,000	$4,052,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,052,000)		4,052,000
TOTAL INVESTMENT SECURITIES (Cost $12,906,617)—100.9%		17,585,506
Net other assets (liabilities)—(0.9)%		(159,467)
NET ASSETS—100.0%		$17,426,039

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $2,810,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Utilities Index	Goldman Sachs International	8/23/17	1.70%	$6,103,057	$51,810
Dow Jones U.S. Utilities Index	UBS AG	8/23/17	1.55%	6,539,388	52,495
				$12,642,445	$104,305

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

200 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Utilities UltraSector ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Electric Utilities	$7,927,955	45.4%
Gas Utilities	768,160	4.4%
Independent Power & Renewable Electricity Producers	375,306	2.2%
Multi-Utilities	4,105,837	23.6%
Water Utilities	356,248	2.0%
Other**	3,892,533	22.4%
Total	$17,426,039	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Short Oil & Gas ProFund :: 201

Repurchase Agreements(a)(b) (101.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $2,667,071	$2,667,000	$2,667,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,667,000)		2,667,000
TOTAL INVESTMENT SECURITIES (Cost $2,667,000)—101.4%		2,667,000
Net other assets (liabilities)—(1.4)%		(37,229)
NET ASSETS—100.0%		$2,629,771

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $561,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	8/23/17	(1.35)%	$(1,447,917)	$(28,968)
Dow Jones U.S. Oil & Gas Index	UBS AG	8/23/17	(1.05)%	(1,178,632)	(24,065)
				$(2,626,549)	$(53,033)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

202 :: Short Precious Metals ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Repurchase Agreements(a)(b) (104.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $3,953,106	$3,953,000	$3,953,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,953,000)		3,953,000
TOTAL INVESTMENT SECURITIES (Cost $3,953,000)—104.9%		3,953,000
Net other assets (liabilities)—(4.9)%		(185,387)
NET ASSETS—100.0%		$3,767,613

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $969,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	8/23/17	(1.10)%	$(1,777,689)	$(131,864)
Dow Jones Precious Metals Index	UBS AG	8/23/17	(0.95)%	(1,987,779)	(98,765)
				$(3,765,468)	$(230,629)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Short Real Estate ProFund :: 203

Repurchase Agreements(a)(b) (118.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $929,025	$929,000	$929,000
TOTAL REPURCHASE AGREEMENTS (Cost $929,000)		929,000
TOTAL INVESTMENT SECURITIES (Cost $929,000)—118.9%		929,000
Net other assets (liabilities)—(18.9)%		(147,703)
NET ASSETS—100.0%		$781,297

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $300,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	8/23/17	(1.35)%	$(349,584)	$(2,861)
Dow Jones U.S. Real Estate Index	UBS AG	8/23/17	(0.95)%	(430,434)	(2,603)
				$(780,018)	$(5,464)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

204 :: U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: July 31, 2017

U.S. Treasury Obligation (26.7%)

	Principal Amount	Value
U.S. Treasury Bonds, 3.00%, 5/15/47	$5,720,000	$5,844,678
TOTAL U.S. TREASURY OBLIGATION (Cost $5,720,890)		5,844,678

Repurchase Agreements(a)(b) (92.4%)

Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $20,240,541	20,240,000	20,240,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,240,000)		20,240,000
TOTAL INVESTMENT SECURITIES (Cost $25,960,890)—119.1%		26,084,678
Net other assets (liabilities)—(19.1)%		(4,176,575)
NET ASSETS—100.0%		$21,908,103

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $327,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 5/15/47	Citibank North America	8/7/17	1.20%	$18,903,242	$96,313
30-Year U.S. Treasury Bond, 3.00% due on 5/15/47	Societe’ Generale	8/7/17	1.30%	2,452,313	8,331
				$21,355,555	$104,644

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Rising Rates Opportunity 10 ProFund :: 205

Repurchase Agreements(a)(b) (100.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $9,246,247	$9,246,000	$9,246,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,246,000)		9,246,000
TOTAL INVESTMENT SECURITIES (Cost $9,246,000)—100.9%		9,246,000
Net other assets (liabilities)—(0.9)%		(82,812)
NET ASSETS—100.0%		$9,163,188

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $124,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
10-Year U.S. Treasury Note, 2.38% due on 5/15/27	Citibank North America	8/7/17	(0.90)%	$(2,418,563)	$(21,154)
10-Year U.S. Treasury Note, 2.38% due on 5/15/27	Societe’ Generale	8/7/17	(0.83)%	(6,751,820)	(53,424)
				$(9,170,383)	$(74,578)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

206 :: Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Repurchase Agreements(a)(b) (100.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $33,681,899	$33,681,000	$33,681,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,681,000)		33,681,000
TOTAL INVESTMENT SECURITIES (Cost $33,681,000)—100.7%		33,681,000
Net other assets (liabilities)—(0.7)%		(229,483)
NET ASSETS—100.0%		$33,451,517

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $585,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 5/15/47	Citibank North America	8/7/17	(0.90)%	$(31,573,523)	$(286,802)
30-Year U.S. Treasury Bond, 3.00% due on 5/15/47	Societe’ Generale	8/7/17	(0.86)%	(10,013,609)	(37,083)
				$(41,587,132)	$(323,885)

^                  Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2017 :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 207

Repurchase Agreements(a)(b) (115.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $25,748,688	$25,748,000	$25,748,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,748,000)		25,748,000
TOTAL INVESTMENT SECURITIES (Cost $25,748,000)—115.2%		25,748,000
Net other assets (liabilities)—(15.2)%		(3,392,855)
NET ASSETS—100.0%		$22,355,145

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $2,135,000.

At July 31, 2017, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	8/4/17	906,526	$1,172,445	$1,196,058	$(23,613)
Canadian dollar vs. U.S. dollar	8/4/17	1,736,127	1,335,841	1,392,781	(56,940)
Euro vs. U.S.dollar	8/4/17	6,153,519	6,980,023	7,285,613	(305,590)
Japanese yen vs. U.S. dollar	8/4/17	43,856,854	387,497	397,943	(10,446)
Swedish krona vs. U.S. dollar	8/4/17	3,394,562	400,157	420,673	(20,516)
Swiss franc vs. U.S. dollar	8/4/17	640,845	664,604	663,102	1,502
Total Short Contracts			$10,940,567	$11,356,170	$(415,603)

At July 31, 2017, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	8/4/17	1,826,269	$2,374,452	$2,409,555	$(35,103)
Canadian dollar vs. U.S. dollar	8/4/17	1,792,125	1,403,914	1,437,704	(33,790)
Euro vs. U.S. dollar	8/4/17	8,948,562	10,272,498	10,594,875	(322,377)
Japanese yen vs. U.S. dollar	8/4/17	415,541,851	3,690,294	3,770,495	(80,201)
Swedish krona vs. U.S. dollar	8/4/17	7,107,802	848,919	880,838	(31,919)
Swiss franc vs. U.S. dollar	8/4/17	421,026	435,770	435,649	121
Total Short Contracts			$19,025,847	$19,529,116	$(503,269)
Long:
British pound vs. U.S. dollar	8/4/17	712,818	$932,775	$940,483	$7,708
Canadian dollar vs. U.S. dollar	8/4/17	989,043	783,257	793,444	10,187
Euro vs. U.S. dollar	8/4/17	4,202,472	4,899,900	4,975,622	75,722
Japanese yen vs. U.S. dollar	8/4/17	123,665,261	1,108,776	1,122,099	13,323
Swedish krona vs. U.S. dollar	8/4/17	2,912,105	354,128	360,884	6,756
Swiss franc vs. U.S. dollar	8/4/17	282,702	294,273	292,521	(1,752)
Total Long Contracts			$8,373,109	$8,485,053	$111,944

See accompanying notes to the financial statements.

208 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Repurchase Agreements(a)(b) (96.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%—1.00%, dated 7/31/17, due 8/1/17, total to be received $2,359,063	$2,359,000	$2,359,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,359,000)		2,359,000
TOTAL INVESTMENT SECURITIES (Cost $2,359,000)—96.2%		2,359,000
Net other assets (liabilities)—3.8%		93,640
NET ASSETS—100.0%		$2,452,640

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $304,000.

At July 31, 2017, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	8/4/17	89,659	$115,960	$118,295	$2,335
Canadian dollar vs. U.S. dollar	8/4/17	178,823	137,593	143,458	5,865
Euro vs. U.S. dollar	8/4/17	588,306	667,324	696,540	29,216
Japanese yen vs. U.S. dollar	8/4/17	21,586,826	190,731	195,872	5,141
Swedish krona vs. U.S. dollar	8/4/17	346,074	40,796	42,888	2,092
Swiss franc vs. U.S. dollar	8/4/17	47,528	49,290	49,179	(111)
Total Long Contracts			$1,201,694	$1,246,232	$44,538

At July 31, 2017, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	8/4/17	131,225	$169,757	$173,137	$3,380
Canadian dollar vs. U.S. dollar	8/4/17	106,397	81,877	85,355	3,478
Euro vs. U.S. dollar	8/4/17	630,925	715,668	747,000	31,332
Japanese yen vs. U.S. dollar	8/4/17	15,381,473	135,941	139,567	3,626
Swedish krona vs. U.S. dollar	8/4/17	509,210	60,014	63,104	3,090
Swiss franc vs. U.S. dollar	8/4/17	35,900	37,223	37,147	(76)
Total Long Contracts			$1,200,480	$1,245,310	$44,830

See accompanying notes to the financial statements.

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Statements of
Assets and Liabilities

212 :: Statements of Assets and Liabilities :: July 31, 2017

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$63,002,701	$44,102,473	$28,395,059	$78,462,351
Securities, at value	39,522,050	24,891,060	5,036,249	44,278,706
Repurchase agreements, at value	45,854,000	24,754,000	24,311,000	58,740,000
Total Investment Securities, at value	85,376,050	49,645,060	29,347,249	103,018,706
Cash	301	402	634	709
Segregated cash balances with brokers	411,180	105,600	40,535	506,220
Segregated cash balances with custodian	—	—	159	—
Dividends and interest receivable	32,723	10,881	1,644	10,253
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	3,076,059	238,928	1,016,207	3,732,827
Due from Advisor under an expense limitation agreement	—	—	—	—
Prepaid expenses	20,523	27,818	27,642	39,952
TOTAL ASSETS	88,916,836	50,028,689	30,434,070	107,308,667
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	839,439	—
Payable for capital shares redeemed	58,431	1,181,793	60,862	2,686,104
Unrealized loss on swap agreements	82,288	124,653	145,194	299,788
Variation margin on futures contracts	12,460	4,160	3,025	67,260
Advisory fees payable	49,649	23,166	7,391	58,041
Management services fees payable	9,930	4,633	1,478	12,437
Administration fees payable	2,323	1,083	609	2,911
Distribution and services fees payable—Service Class	7,203	812	668	4,305
Transfer agency fees payable	10,012	2,187	3,195	10,767
Fund accounting fees payable	2,839	1,324	744	3,558
Compliance services fees payable	844	979	299	862
Service fees payable	478	223	125	599
Other accrued expenses	52,428	46,251	16,525	70,879
TOTAL LIABILITIES	288,885	1,391,264	1,079,554	3,217,511
NET ASSETS	$88,627,951	$48,637,425	$29,354,516	$104,091,156
NET ASSETS CONSIST OF:
Capital	$69,369,168	$17,698,423	$49,443,142	$73,697,255
Accumulated net investment income (loss)	(227,320)	(625,503)	(454,681)	(384,339)
Accumulated net realized gains (losses) on investments	(2,973,437)	26,108,843	(20,457,646)	6,521,573
Net unrealized appreciation (depreciation) on investments	22,459,540	5,455,662	823,701	24,256,667
NET ASSETS	$88,627,951	$48,637,425	$29,354,516	$104,091,156
NET ASSETS:
Investor Class	$80,095,367	$47,685,584	$28,094,120	$99,068,876
Service Class	8,532,584	951,841	1,260,396	5,022,280
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	709,198	546,181	359,353	1,680,361
Service Class	89,435	12,681	18,919	101,944
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$112.94	$87.31	$78.18	$58.96
Service Class	95.41	75.06	66.62	49.27

See accompanying notes to the financial statements.

July 31, 2017 :: Statements of Assets and Liabilities :: 213

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$6,276,241	$27,906,098	$5,991,543	$7,798,038	$10,300,605	$13,675,703
9,188,020	36,608,563	8,277,234	10,392,324	13,900,061	18,264,821
60,000	100,000	—	—	—	—
9,248,020	36,708,563	8,277,234	10,392,324	13,900,061	18,264,821
293	515	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
12,735	25,437	5,598	2,969	9,384	3,978
—	—	1,379,342	—	—	—
85,367	51,327	2,502	200	9,860	1,085,048
3,727	—	—	—	—	—
20,043	30,557	20,658	18,973	21,021	21,655
9,370,185	36,816,399	9,685,334	10,414,466	13,940,326	19,375,502

—	—	69,988	5,294	106,432	31,858
278,456	—	—	—	—	1,074,530
3,044	85,231	1,357,526	1,250	5,156	1,037
—	—	—	—	—	—
—	—	—	—	—	—
—	23,077	6,007	4,247	33,237	21,998
—	4,615	1,202	849	6,648	4,399
328	1,080	281	294	444	600
1,984	3,368	533	1,116	570	2,471
2,571	4,971	1,609	1,671	1,878	3,176
400	1,320	343	359	542	733
206	316	302	155	330	287
67	222	58	60	91	123
8,299	21,039	12,324	8,064	15,044	13,940
295,355	145,239	1,450,173	23,359	170,372	1,155,152
$9,074,830	$36,671,160	$8,235,161	$10,391,107	$13,769,954	$18,220,350

$4,901,513	$27,631,609	$3,418,944	$11,280,368	$24,255,755	$16,206,364
84,845	(22,807)	(222,386)	(226,972)	(111,678)	(238,420)
1,116,693	259,893	2,752,912	(3,256,575)	(13,973,579)	(2,336,712)
2,971,779	8,802,465	2,285,691	2,594,286	3,599,456	4,589,118
$9,074,830	$36,671,160	$8,235,161	$10,391,107	$13,769,954	$18,220,350

$6,915,796	$32,726,232	$7,609,056	$9,086,376	$13,113,280	$15,569,321
2,159,034	3,944,928	626,105	1,304,731	656,674	2,651,029

112,590	424,500	97,321	110,448	157,895	192,603
38,637	59,467	9,359	18,686	9,204	39,067

$61.42	$77.09	$78.19	$82.27	$83.05	$80.84
55.88	66.34	66.90	69.82	71.35	67.86

See accompanying notes to the financial statements.

214 :: Statements of Assets and Liabilities :: July 31, 2017

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$9,098,547	$88,680,098	$83,445,013	$75,607,368
Securities, at value	11,515,946	96,227,489	72,410,355	29,378,896
Repurchase agreements, at value	11,000	26,024,000	28,009,000	55,964,000
Total Investment Securities, at value	11,526,946	122,251,489	100,419,355	85,342,896
Cash	109,773	149	676	857
Segregated cash balances with brokers	—	614,460	178,200	1,024,430
Segregated cash balances with custodian	—	—	90	498
Dividends and interest receivable	31,128	72,669	31,254	9,502
Receivable for investments sold	2,076,337	—	—	—
Receivable for capital shares issued	108,189	28,200,400	5,667,477	14,212,777
Unrealized gain on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	14,032	22,839	17,279	13,736
Receivable for tax reclaims	5,579	—	—	—
TOTAL ASSETS	13,871,984	151,162,006	106,314,331	100,604,696
LIABILITIES:
Payable for investments purchased	68,085	8,592,766	2,514,550	—
Payable for capital shares redeemed	2,175,647	6,337,154	1,205,216	8,872,083
Unrealized loss on swap agreements	—	286,074	746,814	744,031
Variation margin on futures contracts	—	18,620	7,020	78,718
Advisory fees payable	6,049	69,311	60,507	46,512
Management services fees payable	1,210	13,862	12,101	9,303
Administration fees payable	351	3,245	2,830	2,176
Distribution and services fees payable—Service Class	857	2,711	1,717	866
Transfer agency fees payable	2,179	11,943	7,260	6,699
Fund accounting fees payable	429	3,966	3,459	2,660
Compliance services fees payable	106	1,099	978	897
Service fees payable	72	667	582	448
Other accrued expenses	6,901	67,265	63,752	66,401
TOTAL LIABILITIES	2,261,886	15,408,683	4,626,786	9,830,794
NET ASSETS	$11,610,098	$135,753,323	$101,687,545	$90,773,902
NET ASSETS CONSIST OF:
Capital	$21,113,472	$119,431,213	$67,629,102	$69,653,645
Accumulated net investment income (loss)	364,363	46,625	(298,977)	(970,587)
Accumulated net realized gains (losses) on investments	(12,296,136)	(17,253,281)	18,064,995	12,859,285
Net unrealized appreciation (depreciation) on investments	2,428,399	33,528,766	16,292,425	9,231,559
NET ASSETS	$11,610,098	$135,753,323	$101,687,545	$90,773,902
NET ASSETS:
Investor Class	$11,132,604	$132,494,450	$98,608,194	$90,053,935
Service Class	477,494	3,258,873	3,079,351	719,967
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	796,003	898,646	810,320	1,723,997
Service Class	32,442	26,124	29,869	16,332
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$13.99	$147.44	$121.69	$52.24
Service Class	14.72	124.75	103.10	44.08

See accompanying notes to the financial statements.

July 31, 2017 :: Statements of Assets and Liabilities :: 215

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund

$20,176,870	$233,142,704	$22,423,000	$61,180,014	$21,436,603	$29,067,219
20,585,911	204,789,015	—	59,921,684	27,504,843	30,419,134
9,007,000	165,615,000	22,423,000	10,766,000	3,894,000	3,862,000
29,592,911	370,404,015	22,423,000	70,687,684	31,398,843	34,281,134
901	446	157	862	12,176	364,908
320,210	2,865,720	—	—	—	—
—	287	—	—	—	—
17,932	44,590	599	62,102	36,397	49,206
—	—	—	—	—	—
1,346,929	25,008,424	53,470	1,397,688	942,686	1,566,505
125,920	—	128,923	860,762	489,846	531,302
25,830	—	—	—	—	—
19,336	34,704	13,853	15,281	27,264	11,578
—	—	—	—	—	—
31,449,969	398,358,186	22,620,002	73,024,379	32,907,212	36,804,633

—	—	—	2,740,650	11,455	364,800
177,641	4,292,111	377,557	220,072	182,417	334,186
—	2,747,311	—	—	—	—
—	380,760	—	—	—	—
19,354	239,036	12,885	28,879	24,236	13,365
3,871	47,808	2,577	5,776	4,847	2,673
906	11,205	603	1,357	1,139	628
1,065	9,375	1,112	975	319	1,739
3,358	44,686	2,272	4,696	8,904	2,903
1,108	13,694	737	1,658	1,392	768
303	3,528	112	333	374	143
186	2,305	124	279	234	129
20,549	272,953	9,554	24,223	19,508	11,693
228,341	8,064,772	407,533	3,028,898	254,825	733,027
$31,221,628	$390,293,414	$22,212,469	$69,995,481	$32,652,387	$36,071,606

$19,710,101	$193,638,835	$23,728,058	$93,878,929	$46,746,948	$40,110,897
128	(1,034,507)	(165,875)	(18,342)	56,542	(174,035)
1,707,011	61,951,896	(1,478,637)	(34,233,538)	(24,603,189)	(9,610,473)
9,804,388	135,737,190	128,923	10,368,432	10,452,086	5,745,217
$31,221,628	$390,293,414	$22,212,469	$69,995,481	$32,652,387	$36,071,606

$29,930,819	$379,104,688	$20,850,883	$68,757,580	$32,233,324	$33,637,172
1,290,809	11,188,726	1,361,586	1,237,901	419,063	2,434,434

297,609	2,425,891	1,219,559	1,115,573	899,699	2,049,196
14,488	85,706	87,357	21,466	12,108	162,632

$100.57	$156.27	$17.10	$61.63	$35.83	$16.41
89.10	130.55	15.59	57.67	34.61	14.97

See accompanying notes to the financial statements.

216 :: Statements of Assets and Liabilities :: July 31, 2017

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$18,214,000	$55,098,000	$9,583,000	$9,503,000
Repurchase agreements, at value	18,214,000	55,098,000	9,583,000	9,503,000
Total Investment Securities, at value	18,214,000	55,098,000	9,583,000	9,503,000
Cash	35	665	463	101
Segregated cash balances with brokers	1,746,030	133,980	33,165	30,030
Segregated cash balances with custodian	—	—	958	—
Interest receivable	486	1,471	256	254
Receivable for capital shares issued	35,545	244,990	29,314	30,740
Due from Advisor under an expense limitation agreement	—	—	6,330	5,153
Unrealized gain on swap agreements	—	95,843	28,126	43,681
Variation margin on futures contracts	—	4,060	2,475	3,990
Prepaid expenses	11,744	15,831	13,042	12,993
TOTAL ASSETS	20,007,840	55,594,840	9,697,129	9,629,942
LIABILITIES:
Payable for capital shares redeemed	88,033	7,485,593	7,791,970	7,039,500
Unrealized loss on swap agreements	—	—	—	—
Variation margin on futures contracts	70,047	—	—	—
Advisory fees payable	16,683	28,748	—	—
Management services fees payable	2,781	5,750	—	—
Administration fees payable	650	1,343	80	108
Distribution and services fees payable—Service Class	697	2,361	491	121
Transfer agency fees payable	3,007	3,539	484	404
Fund accounting fees payable	794	1,642	98	132
Compliance services fees payable	312	342	64	59
Service fees payable	134	276	17	22
Other accrued expenses	16,633	28,598	4,215	4,361
TOTAL LIABILITIES	199,771	7,558,192	7,797,419	7,044,707
NET ASSETS	$19,808,069	$48,036,648	$1,899,710	$2,585,235
NET ASSETS CONSIST OF:
Capital	$26,607,061	$158,968,533	$44,461,117	$29,689,437
Accumulated net investment income (loss)	715,533	(172,812)	(303,348)	(236,680)
Accumulated net realized gains (losses) on investments	(7,078,269)	(110,810,380)	(42,272,402)	(26,911,995)
Net unrealized appreciation (depreciation) on investments	(436,256)	51,307	14,343	44,473
NET ASSETS	$19,808,069	$48,036,648	$1,899,710	$2,585,235
NET ASSETS:
Investor Class	$19,565,152	$45,369,652	$1,526,457	$2,444,072
Service Class	242,917	2,666,996	373,253	141,163
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	989,913	1,279,477	99,805	207,582
Service Class	14,101	79,704	24,863	13,049
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$19.76	$35.46	$15.29	$11.77
Service Class	17.23	33.46	15.01	10.82

See accompanying notes to the financial statements.

July 31, 2017 :: Statements of Assets and Liabilities :: 217

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund

$11,379,000	$1,912,000	$8,953,000	$5,085,000	$18,244,000	$2,928,000
11,379,000	1,912,000	8,953,000	5,085,000	18,244,000	2,928,000
11,379,000	1,912,000	8,953,000	5,085,000	18,244,000	2,928,000
380	838	360	196	815	981
36,960	6,600	140,030	46,860	77,220	—
—	—	322	—	278	—
304	51	239	136	487	78
503,672	26,490	9,358	220,833	891,468	238,094
—	2,293	—	888	—	6,012
48,709	22,459	92,725	—	218,953	—
1,120	260	10,450	—	10,260	—
16,079	8,087	9,830	17,996	13,464	12,375
11,986,224	1,979,078	9,216,314	5,371,909	19,456,945	3,185,540

50,141	293,331	369,065	8,000	1,132,877	152,106
—	—	—	37,234	—	17,722
—	—	—	3,780	—	—
8,411	—	5,608	—	10,695	—
1,682	—	1,122	—	2,139	—
393	56	262	150	499	93
219	11	215	397	24	89
1,777	390	1,352	533	2,976	277
480	68	320	184	610	114
162	24	114	52	150	49
81	11	54	31	103	19
9,346	1,406	8,397	3,627	11,027	3,476
72,692	295,297	386,509	53,988	1,161,100	173,945
$11,913,532	$1,683,781	$8,829,805	$5,317,921	$18,295,845	$3,011,595

$228,593,897	$25,488,407	$90,070,742	$33,081,279	$144,748,954	$60,261,506
(80,307)	(59,309)	(280,063)	(122,261)	(93,136)	(207,527)
(216,633,551)	(23,769,844)	(81,015,892)	(27,563,586)	(126,580,962)	(57,024,662)
33,493	24,527	55,018	(77,511)	220,989	(17,722)
$11,913,532	$1,683,781	$8,829,805	$5,317,921	$18,295,845	$3,011,595

$11,709,327	$1,670,092	$8,591,239	$4,865,118	$18,170,139	$2,919,769
204,205	13,689	238,566	452,803	125,706	91,826

372,707	60,133	783,958	186,913	680,741	196,382
7,001	541	22,766	19,195	4,813	6,684

$31.42	$27.77	$10.96	$26.03	$26.69	$14.87
29.17	25.30	10.48	23.59	26.12	13.74

See accompanying notes to the financial statements.

218 :: Statements of Assets and Liabilities :: July 31, 2017

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
ASSETS:
Total Investment Securities, at cost	$2,775,000	$8,171,000	$1,510,000	$1,158,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	2,775,000	8,171,000	1,510,000	1,158,000
Total Investment Securities, at value	2,775,000	8,171,000	1,510,000	1,158,000
Cash	613	267	184	886
Segregated cash balances with brokers	—	—	—	111,540
Dividends and interest receivable	74	218	40	31
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	118,544	3,513,071	28,272	9,966
Due from Advisor under an expense limitation agreement	5,511	2,671	2,512	5,851
Unrealized gain on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	4,550
Prepaid expenses	12,971	25,873	8,243	11,877
TOTAL ASSETS	2,912,713	11,713,100	1,549,251	1,302,701
LIABILITIES:
Payable for capital shares redeemed	510,825	19,435	62,863	4,527
Unrealized loss on swap agreements	63,868	228,954	43,038	—
Advisory fees payable	—	—	—	—
Management services fees payable	—	—	—	—
Administration fees payable	89	201	48	44
Distribution and services fees payable—Service Class	266	2,603	48	40
Transfer agency fees payable	394	850	194	148
Fund accounting fees payable	109	245	59	54
Compliance services fees payable	54	53	24	24
Service fees payable	18	41	10	9
Other accrued expenses	3,157	3,991	1,504	1,478
TOTAL LIABILITIES	578,780	256,373	107,788	6,324
NET ASSETS	$2,333,933	$11,456,727	$1,441,463	$1,296,377
NET ASSETS CONSIST OF:
Capital	$57,443,830	$39,508,799	$14,559,657	$13,556,051
Accumulated net investment income (loss)	(173,096)	(176,448)	(71,528)	(56,548)
Accumulated net realized gains (losses) on investments	(54,872,933)	(27,646,670)	(13,003,628)	(12,231,134)
Net unrealized appreciation (depreciation) on investments	(63,868)	(228,954)	(43,038)	28,008
NET ASSETS	$2,333,933	$11,456,727	$1,441,463	$1,296,377
NET ASSETS:
Investor Class	$2,070,824	$4,475,605	$1,388,762	$1,248,996
Service Class	263,109	6,981,122	52,701	47,381
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	95,258	559,000	205,165	132,374
Service Class	12,961	957,665	8,544	5,418
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$21.74	$8.01	$6.77	$9.44
Service Class	20.30	7.29	6.17	8.75

See accompanying notes to the financial statements.

July 31, 2017 :: Statements of Assets and Liabilities :: 219

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund

$11,467,388	$5,249,862	$226,504,596	$26,557,362	$20,080,727	$11,788,632
13,514,234	6,299,466	247,150,881	21,252,230	24,611,134	13,457,424
4,713,000	2,632,000	93,005,000	8,114,000	8,276,000	4,039,000
18,227,234	8,931,466	340,155,881	29,366,230	32,887,134	17,496,424
528	645	38	1,215	878	1,554
—	—	—	—	—	—
5,447	14,746	326,986	28,169	12,208	8,145
564,430	—	—	—	—	—
129,290	24,778	875,475	224,419	208,317	46,551
—	5,252	—	—	—	—
59,830	—	—	—	214,612	61,045
—	—	—	—	—	—
23,603	21,131	27,600	22,269	18,067	18,541
19,010,362	8,998,018	341,385,980	29,642,302	33,341,216	17,632,260

945,194	27,176	437,674	260,444	13,977	26,455
—	51,812	6,727,311	71,467	—	—
12,460	—	205,793	21,927	23,868	11,409
2,492	—	41,159	4,385	4,774	2,282
583	283	9,636	791	1,117	534
988	545	10,410	790	996	1,333
2,129	1,098	21,451	1,733	3,150	1,814
712	346	11,776	967	1,365	652
335	299	3,445	185	502	400
120	58	1,982	163	230	110
17,097	11,903	256,564	16,568	31,997	18,706
982,110	93,520	7,727,201	379,420	81,976	63,695
$18,028,252	$8,904,498	$333,658,779	$29,262,882	$33,259,240	$17,568,565

$16,813,782	$14,295,705	$206,928,884	$26,528,225	$16,548,631	$22,249,913
(26,741)	(112,977)	(2,061,068)	(296)	(238,440)	(107,765)
(5,578,465)	(8,908,022)	21,866,989	(2,448)	3,928,030	(10,342,420)
6,819,676	3,629,792	106,923,974	2,737,401	13,021,019	5,768,837
$18,028,252	$8,904,498	$333,658,779	$29,262,882	$33,259,240	$17,568,565

$16,952,679	$8,265,747	$320,937,467	$28,185,712	$32,182,325	$15,980,800
1,075,573	638,751	12,721,312	1,077,170	1,076,915	1,587,765

378,454	129,844	5,026,109	265,710	311,848	802,916
25,638	11,035	243,810	11,077	11,781	91,946

$44.79	$63.66	$63.85	$106.08	$103.20	$19.90
41.95	57.88	52.18	97.24	91.41	17.27

See accompanying notes to the financial statements.

220 :: Statements of Assets and Liabilities :: July 31, 2017

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$53,724,493	$24,691,896	$114,798,477	$3,486,094
Securities, at value	45,962,510	19,771,186	104,636,892	2,602,942
Repurchase agreements, at value	17,472,000	8,252,000	45,620,000	2,129,000
Total Investment Securities, at value	63,434,510	28,023,186	150,256,892	4,731,942
Cash	1,623	420	242	893
Segregated cash balances with custodian	—	—	—	19
Dividends and interest receivable	35,825	9,016	12,930	57
Receivable for investments sold	—	—	—	3,201,857
Receivable for capital shares issued	209,817	80,161	981,202	2,755
Unrealized gain on swap agreements	—	—	—	—
Prepaid expenses	27,327	23,199	18,212	16,600
TOTAL ASSETS	63,709,102	28,135,982	151,269,478	7,954,123
LIABILITIES:
Payable for capital shares redeemed	198,238	17,041	266,447	382,540
Unrealized loss on swap agreements	819,726	40,046	2,614,537	131,305
Advisory fees payable	43,409	16,158	88,792	8,692
Management services fees payable	8,682	3,231	17,758	1,738
Administration fees payable	2,030	756	4,160	251
Distribution and services fees payable—Service Class	2,284	751	7,194	377
Transfer agency fees payable	4,648	1,566	10,482	1,258
Fund accounting fees payable	2,481	924	5,084	306
Compliance services fees payable	394	285	1,036	128
Service fees payable	418	155	856	52
Other accrued expenses	39,670	18,889	85,677	6,632
TOTAL LIABILITIES	1,121,980	99,802	3,102,023	533,279
NET ASSETS	$62,587,122	$28,036,180	$148,167,455	$7,420,844
NET ASSETS CONSIST OF:
Capital	$49,292,381	$21,516,511	$100,598,470	$14,162,342
Accumulated net investment income (loss)	(200,397)	(48,280)	(924,622)	(229,937)
Accumulated net realized gains (losses) on investments	4,604,847	3,276,705	15,649,729	(7,626,104)
Net unrealized appreciation (depreciation) on investments	8,890,291	3,291,244	32,843,878	1,114,543
NET ASSETS	$62,587,122	$28,036,180	$148,167,455	$7,420,844
NET ASSETS:
Investor Class	$60,080,501	$27,146,698	$139,470,431	$7,107,926
Service Class	2,506,621	889,482	8,697,024	312,918
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,068,032	283,276	2,146,023	98,292
Service Class	51,605	10,371	165,650	5,147
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$56.25	$95.83	$64.99	$72.31
Service Class	48.57	85.77	52.50	60.80

See accompanying notes to the financial statements.

July 31, 2017 :: Statements of Assets and Liabilities :: 221

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$13,167,385	$12,013,851	$6,120,987	$18,221,708	$7,701,439	$155,794,685
17,491,901	9,590,402	6,441,971	20,803,539	8,236,640	131,512,091
5,163,000	4,100,000	2,830,000	5,525,000	3,155,000	49,664,000
22,654,901	13,690,402	9,271,971	26,328,539	11,391,640	181,176,091
66	63	2	298	729	160
—	—	—	—	—	643
12,106	9,121	5,906	148	5,664	81,977
—	1,114,489	1,934,949	1,849,679	—	—
202,571	184,319	21,473	128,666	38,485	2,490,479
406,147	189,158	—	726,521	42,507	—
19,856	15,302	16,011	17,741	16,688	27,329
23,295,647	15,202,854	11,250,312	29,051,592	11,495,713	183,776,679

1,092,904	974,526	651,172	458,424	55,473	681,634
—	—	16,729	—	—	1,686,121
15,317	7,883	7,712	18,692	10,081	116,957
3,064	1,577	1,542	3,739	2,016	23,392
717	369	361	876	452	5,480
1,647	421	825	2,162	663	3,360
2,956	1,745	1,175	4,459	1,990	12,188
876	451	441	1,070	552	6,698
316	184	132	364	243	1,769
147	76	74	180	93	1,127
20,503	10,046	8,870	22,051	15,151	121,225
1,138,447	997,278	689,033	512,017	86,714	2,659,951
$22,157,200	$14,205,576	$10,561,279	$28,539,575	$11,408,999	$181,116,728

$24,895,867	$28,674,696	$7,264,020	$91,884,926	$11,540,928	$134,710,443
109,319	239,750	5,988	(546,369)	(362,993)	(107,251)
(12,741,649)	(16,574,579)	157,016	(71,632,334)	(3,501,644)	22,818,251
9,893,663	1,865,709	3,134,255	8,833,352	3,732,708	23,695,285
$22,157,200	$14,205,576	$10,561,279	$28,539,575	$11,408,999	$181,116,728

$20,228,237	$13,702,574	$9,592,181	$26,951,364	$10,716,991	$176,965,930
1,928,963	503,002	969,098	1,588,211	692,008	4,150,798

605,806	1,093,115	373,800	686,016	245,543	3,671,808
67,612	44,714	42,204	45,707	16,566	100,396

$33.39	$12.54	$25.66	$39.29	$43.65	$48.20
28.53	11.25	22.96	34.75	41.77	41.34

See accompanying notes to the financial statements.

222 :: Statements of Assets and Liabilities :: July 31, 2017

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
ASSETS:
Total Investment Securities, at cost	$68,097,649	$1,640,644	$12,906,617	$2,667,000
Securities, at value	60,787,867	1,635,313	13,533,506	—
Repurchase agreements, at value	19,658,000	656,000	4,052,000	2,667,000
Total Investment Securities, at value	80,445,867	2,291,313	17,585,506	2,667,000
Cash	835	108	387	417
Segregated cash balances with custodian	729	95	104	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	14,327	30,578	4,316	71
Receivable for investments sold	—	887,986	—	—
Receivable for capital shares issued	1,018,362	15,550	27,500	16,894
Receivable for closed forward currency contracts	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—
Due from Advisor under an expense limitation agreement	—	8,365	—	4,016
Unrealized gain on swap agreements	—	201,364	104,305	—
Prepaid expenses	23,311	14,093	24,839	19,611
TOTAL ASSETS	81,503,431	3,449,452	17,746,957	2,708,009
LIABILITIES:
Payable for capital shares redeemed	387,833	183,721	281,868	22,575
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized loss on swap agreements	1,138,854	—	—	53,033
Advisory fees payable	47,981	—	13,088	—
Management services fees payable	9,596	—	2,618	—
Administration fees payable	2,247	104	612	69
Distribution and services fees payable—Service Class	3,025	116	564	247
Transfer agency fees payable	6,041	411	2,566	379
Fund accounting fees payable	2,746	127	748	84
Compliance services fees payable	645	133	303	33
Service fees payable	462	21	126	14
Other accrued expenses	47,222	9,999	18,425	1,804
TOTAL LIABILITIES	1,646,652	194,632	320,918	78,238
NET ASSETS	$79,856,779	$3,254,820	$17,426,039	$2,629,771
NET ASSETS CONSIST OF:
Capital	$63,007,514	$3,907,943	$17,913,102	$16,619,654
Accumulated net investment income (loss)	(259,954)	66,446	44,893	(79,836)
Accumulated net realized gains (losses) on investments	5,899,855	(1,571,602)	(5,315,150)	(13,857,014)
Net unrealized appreciation (depreciation) on investments	11,209,364	852,033	4,783,194	(53,033)
NET ASSETS	$79,856,779	$3,254,820	$17,426,039	$2,629,771
NET ASSETS:
Investor Class	$76,225,406	$3,146,051	$16,754,719	$2,491,037
Service Class	3,631,373	108,769	671,320	138,734
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	793,684	130,150	372,272	51,419
Service Class	43,946	4,775	15,688	2,973
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$96.04	$24.17	$45.01	$48.45
Service Class	82.63	22.78	42.79	46.66

See accompanying notes to the financial statements.

July 31, 2017 :: Statements of Assets and Liabilities :: 223

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund

$3,953,000	$929,000	$25,960,890	$9,246,000	$33,681,000	$25,748,000
—	—	5,844,678	—	—	—
3,953,000	929,000	20,240,000	9,246,000	33,681,000	25,748,000
3,953,000	929,000	26,084,678	9,246,000	33,681,000	25,748,000
577	627	496	365	291	172
—	—	—	—	—	—
—	—	—	—	—	115,319
106	25	36,912	247	899	688
—	—	—	—	—	—
288,749	250	3,476,674	480	197,744	122,321
—	—	—	—	—	136,661
—	—	—	—	—	674,265
2,447	5,532	—	—	—	—
—	—	104,644	—	—	—
11,338	20,387	32,843	6,972	16,576	11,763
4,256,217	955,821	29,736,247	9,254,064	33,896,510	26,809,189

250,469	167,710	7,780,828	—	55,634	3,484,877
—	—	—	—	—	922,247
230,629	5,464	—	74,578	323,885	—
—	—	10,066	5,892	22,920	14,176
—	—	3,020	1,178	4,584	2,835
204	29	706	275	1,072	662
952	9	3,346	418	412	3,280
873	120	4,455	789	3,773	2,165
249	36	863	337	1,310	809
85	17	474	117	508	396
42	6	145	57	220	136
5,101	1,133	24,241	7,235	30,675	22,461
488,604	174,524	7,828,144	90,876	444,993	4,454,044
$3,767,613	$781,297	$21,908,103	$9,163,188	$33,451,517	$22,355,145

$28,583,127	$62,811,590	$26,745,960	$30,813,762	$189,904,052	$23,182,454
(217,538)	(46,085)	(5,464)	(241,728)	(1,058,180)	(927,234)
(24,367,347)	(61,978,744)	(5,060,825)	(21,334,268)	(155,070,470)	906,853
(230,629)	(5,464)	228,432	(74,578)	(323,885)	(806,928)
$3,767,613	$781,297	$21,908,103	$9,163,188	$33,451,517	$22,355,145

$3,431,629	$771,635	$21,114,285	$8,677,106	$32,933,382	$17,956,036
335,984	9,662	793,818	486,082	518,135	4,399,109

85,096	50,008	392,220	582,011	798,129	662,612
8,301	686	15,855	34,234	13,901	178,873

$40.33	$15.43	$53.83	$14.91	$41.26	$27.10
40.48	14.08	50.07	14.20	37.27	24.59

See accompanying notes to the financial statements.

224 :: Statements of Assets and Liabilities :: July 31, 2017

Falling U.S. Dollar ProFund
ASSETS:
Total Investment Securities, at cost	$2,359,000
Repurchase agreements, at value	2,359,000
Total Investment Securities, at value	2,359,000
Cash	222
Segregated cash balances with custodian	901
Unrealized appreciation on forward currency contracts	89,555
Interest receivable	63
Receivable for capital shares issued	11,142
Prepaid expenses	8,554
TOTAL ASSETS	2,469,437
LIABILITIES:
Payable for capital shares redeemed	7,901
Unrealized depreciation on forward currency contracts	187
Advisory fees payable	1,357
Management services fees payable	271
Administration fees payable	72
Distribution and services fees payable—Service Class	409
Transfer agency fees payable	667
Fund accounting fees payable	88
Compliance services fees payable	34
Service fees payable	15
Other accrued expenses	5,796
TOTAL LIABILITIES	16,797
NET ASSETS	$2,452,640
NET ASSETS CONSIST OF:
Capital	$4,775,184
Accumulated net investment income (loss)	(120,253)
Accumulated net realized gains (losses) on investments	(2,291,659)
Net unrealized appreciation (depreciation) on investments	89,368
NET ASSETS	$2,452,640
NET ASSETS:
Investor Class	$1,965,169
Service Class	487,471
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	110,607
Service Class	29,049
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$17.77
Service Class	16.78

See accompanying notes to the financial statements.

Statements of Operations

226 :: Statements of Operations :: For the Periods Indicated

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017
INVESTMENT INCOME:
Dividends	$645,191	$809,990	$170,400	$460,141
Interest	233,804	159,546	82,247	222,347
Foreign tax withholding	—	—	(14)	—
TOTAL INVESTMENT INCOME	878,995	969,536	252,633	682,488
EXPENSES:
Advisory fees	573,833	684,587	219,648	561,405
Management services fees	114,767	136,918	43,930	120,302
Administration fees	28,914	34,550	11,096	30,244
Distribution and services fees—Service Class	72,353	12,891	12,897	35,912
Transfer agency fees	61,795	33,480	23,303	60,048
Administrative services fees	166,742	256,923	60,163	172,181
Registration and filing fees	129,617	126,629	59,716	100,767
Custody fees	11,960	13,951	4,337	12,003
Fund accounting fees	36,569	42,175	21,264	35,381
Trustee fees	1,955	1,902	761	1,900
Compliance services fees	844	979	299	862
Service fees	5,542	6,525	2,112	5,806
Other fees	80,160	93,597	36,885	96,565
Recoupment of prior expenses reduced by the Advisor	—	—	40,670	—
Total Gross Expenses before reductions	1,285,051	1,445,107	537,081	1,233,376
Expenses reduced and reimbursed by the Advisor	—	—	(6,750)	—
TOTAL NET EXPENSES	1,285,051	1,445,107	530,331	1,233,376
NET INVESTMENT INCOME (LOSS)	(406,056)	(475,571)	(277,698)	(550,888)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	521,063	17,616,196	889,447	501,941
Net realized gains (losses) on futures contracts	1,620,172	333,968	614,717	3,382,652
Net realized gains (losses) on swap agreements	5,873,846	15,772,122	2,594,000	5,320,577
Change in net unrealized appreciation/depreciation on investments	3,296,058	376,628	(481,353)	7,345,911
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	11,311,139	34,098,914	3,616,811	16,551,081
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,905,083	$33,623,343	$3,339,113	$16,000,193

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 227

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund
Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017

$449,225	$421,804	$503,529	$161,101	$476,489	$289,395
110	212	147	65	256	162
—	—	—	—	—	—
449,335	422,016	503,676	161,166	476,745	289,557

133,057	189,010	213,671	101,615	228,160	180,005
26,612	37,802	42,735	20,323	45,632	36,001
6,696	9,505	10,833	5,149	11,542	9,018
25,421	26,250	10,863	13,768	6,072	16,602
18,698	22,310	17,022	13,336	18,985	18,304
30,412	51,033	76,710	22,541	77,043	53,071
50,881	62,101	112,270	45,471	68,562	44,833
3,996	5,152	6,716	2,347	6,185	4,029
10,121	13,127	14,329	7,514	16,232	12,730
447	575	817	362	810	587
206	316	302	155	330	287
1,258	1,838	2,044	970	2,192	1,734
19,768	25,688	31,663	11,714	33,016	20,127
26,000	4,401	—	12,121	32,500	46,488
353,573	449,108	539,975	257,386	547,261	443,816
(12,130)	—	(22,000)	(2,450)	—	—
341,443	449,108	517,975	254,936	547,261	443,816
107,892	(27,092)	(14,299)	(93,770)	(70,516)	(154,259)

2,914,098	1,861,443	5,497,382	2,117,304	3,742,630	1,066,599
—	—	—	—	—	—
—	—	—	—	—	—
(177,824)	2,057,760	(2,527,172)	(1,251,666)	(14,130)	1,223,973
2,736,274	3,919,203	2,970,210	865,638	3,728,500	2,290,572
$2,844,166	$3,892,111	$2,955,911	$771,868	$3,657,984	$2,136,313

See accompanying notes to the financial statements.

228 :: Statements of Operations :: For the Periods Indicated

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017
INVESTMENT INCOME:
Dividends	$362,325	$1,292,133	$871,531	$405,602
Interest	35	169,472	143,094	250,194
Foreign tax withholding	(17,975)	—	—	(25)
TOTAL INVESTMENT INCOME	344,385	1,461,605	1,014,625	655,771
EXPENSES:
Advisory fees	70,221	728,752	658,617	593,321
Management services fees	14,044	145,751	131,724	118,665
Administration fees	3,527	36,738	33,172	29,884
Distribution and services fees—Service Class	4,251	26,024	12,660	13,686
Transfer agency fees	11,298	71,513	44,894	50,875
Administrative services fees	14,193	197,155	229,228	193,415
Registration and filing fees	33,038	51,687	44,488	46,177
Custody fees	8,531	14,570	13,057	11,986
Fund accounting fees	4,248	45,529	40,700	42,768
Trustee fees	234	2,358	2,136	1,913
Compliance services fees	106	1,099	978	897
Service fees	684	7,060	6,373	5,740
Other fees	10,440	84,847	77,040	95,329
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	174,815	1,413,083	1,295,067	1,204,656
Expenses reduced and reimbursed by the Advisor	(3,906)	—	—	—
TOTAL NET EXPENSES	170,909	1,413,083	1,295,067	1,204,656
NET INVESTMENT INCOME (LOSS)	173,476	48,522	(280,442)	(548,885)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	203,766	541,079	3,701,587	1,846,745
Net realized gains (losses) on futures contracts	—	2,442,731	1,760,172	1,216,561
Net realized gains (losses) on swap agreements	—	17,032,858	13,378,572	18,758,057
Change in net unrealized appreciation/depreciation on investments	1,306,118	7,270,823	1,394,999	1,539,774
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,509,884	27,287,491	20,235,330	23,361,137
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,683,360	$27,336,013	$19,954,888	$22,812,252

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 229

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund
Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017

$421,451	$2,244,858	$—	$513,027	$725,779	$146,837
45,983	692,790	60,912	22,894	30,342	11,177
—	—	—	(64,845)	(75,732)	(13,532)
467,434	2,937,648	60,912	471,076	680,389	144,482

193,536	2,305,797	72,606	222,291	258,053	96,708
38,708	461,162	14,521	44,459	51,611	19,342
9,705	116,186	3,620	11,161	12,970	4,858
14,829	95,238	4,816	9,543	8,837	11,427
20,508	247,549	7,988	23,594	47,881	14,054
54,264	620,049	20,345	61,550	39,967	21,774
40,211	75,343	37,298	46,824	61,025	43,469
3,878	47,047	1,321	20,954	43,537	8,386
11,299	133,613	4,160	13,161	15,079	5,844
605	7,273	218	610	831	280
303	3,528	112	333	374	143
1,869	22,346	707	2,155	2,500	934
31,659	373,678	9,353	33,544	37,323	16,915
35,561	—	—	985	3,927	—
456,935	4,508,809	177,065	491,164	583,915	244,134
—	—	—	—	—	—
456,935	4,508,809	177,065	491,164	583,915	244,134
10,499	(1,571,161)	(116,153)	(20,088)	96,474	(99,652)

—	3,715,344	—	(1,359,791)	(1,524,428)	(153,655)
501,956	10,120,150	—	—	—	—
4,254,366	90,583,505	2,974,433	5,936,263	3,592,802	2,529,023
3,346,094	31,019,120	(20,773)	7,589,609	4,991,935	3,571,110
8,102,416	135,438,119	2,953,660	12,166,081	7,060,309	5,946,478
$8,112,915	$133,866,958	$2,837,507	$12,145,993	$7,156,783	$5,846,826

See accompanying notes to the financial statements.

230 :: Statements of Operations :: For the Periods Indicated

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017
INVESTMENT INCOME:
Interest	$124,475	$180,792	$25,767	$23,541
TOTAL INVESTMENT INCOME	124,475	180,792	25,767	23,541
EXPENSES:
Advisory fees	252,974	243,001	47,492	44,087
Management services fees	42,164	48,600	9,498	8,818
Administration fees	10,640	12,247	2,420	2,240
Distribution and services fees—Service Class	11,345	64,964	25,637	1,439
Transfer agency fees	24,173	25,650	8,134	4,124
Administrative services fees	55,787	65,800	8,056	12,887
Registration and filing fees	48,099	78,227	37,742	45,663
Custody fees	4,454	4,483	899	1,029
Fund accounting fees	12,136	14,014	2,745	2,539
Trustee fees	710	842	179	172
Compliance services fees	312	342	64	59
Service fees	2,026	2,345	450	415
Audit fees	13,523	12,663	3,341	3,984
Other fees	13,719	19,511	6,207	6,268
Recoupment of prior expenses reduced by the Advisor	—	—	5,500	—
Total Gross Expenses before reductions	492,062	592,689	158,364	133,724
Expenses reduced and reimbursed by the Advisor	—	—	(15,218)	(27,651)
TOTAL NET EXPENSES	492,062	592,689	143,146	106,073
NET INVESTMENT INCOME (LOSS)	(367,587)	(411,897)	(117,379)	(82,532)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	11,802,644	(460,072)	(424,775)	(267,842)
Net realized gains (losses) on swap agreements	—	(4,436,626)	(1,151,847)	(1,652,265)
Change in net unrealized appreciation/depreciation on investments	(847,971)	287,516	104,976	144,103
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	10,954,673	(4,609,182)	(1,471,646)	(1,776,004)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,587,086	$(5,021,079)	$(1,589,025)	$(1,858,536)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 231

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund
Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017

$73,247	$11,202	$54,932	$23,988	$76,485	$21,277
73,247	11,202	54,932	23,988	76,485	21,277

112,475	16,977	82,071	36,459	104,198	35,535
22,495	3,396	16,414	7,292	20,840	7,107
5,695	856	4,197	1,830	5,292	1,818
4,239	133	10,644	5,808	657	4,793
12,384	2,388	11,830	3,921	14,013	3,074
29,885	3,868	17,113	9,350	24,894	11,103
41,628	34,387	35,840	35,415	41,075	40,057
2,194	330	1,587	703	2,075	679
6,491	978	4,774	2,088	6,037	2,062
389	57	307	119	366	139
162	24	114	52	150	49
1,080	164	803	348	1,014	341
7,110	1,021	10,954	2,168	6,456	2,285
8,528	2,613	8,703	4,619	11,094	3,743
—	—	3,375	—	10,776	—
254,755	67,192	208,726	110,172	248,937	112,785
—	(26,766)	—	(17,834)	—	(19,404)
254,755	40,426	208,726	92,338	248,937	93,381
(181,508)	(29,224)	(153,794)	(68,350)	(172,452)	(72,104)

(410,826)	(26,756)	(134,519)	(213,625)	(380,605)	—
(4,025,944)	(725,127)	(1,833,982)	(1,596,107)	(6,239,220)	(1,617,308)
195,606	50,682	146,658	(65,887)	424,560	156,756
(4,241,164)	(701,201)	(1,821,843)	(1,875,619)	(6,195,265)	(1,460,552)
$(4,422,672)	$(730,425)	$(1,975,637)	$(1,943,969)	$(6,367,717)	$(1,532,656)

See accompanying notes to the financial statements.

232 :: Statements of Operations :: For the Periods Indicated

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	23,070	26,592	11,881	9,594
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	23,070	26,592	11,881	9,594
EXPENSES:
Advisory fees	37,426	39,570	18,936	20,814
Management services fees	7,485	7,914	3,787	3,469
Administration fees	1,941	1,995	952	881
Distribution and services fees—Service Class	8,977	6,039	1,624	242
Transfer agency fees	4,635	4,320	1,741	1,595
Administrative services fees	10,372	10,601	5,205	5,242
Registration and filing fees	37,915	43,833	36,880	36,186
Custody fees	734	795	369	349
Fund accounting fees	2,209	2,279	1,083	1,003
Trustee fees	136	135	68	61
Compliance services fees	54	53	24	24
Service fees	366	378	179	167
Other fees	7,376	8,659	4,355	3,294
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	119,626	126,571	75,203	73,327
Expenses reduced and reimbursed by the Advisor	(21,826)	(26,621)	(28,639)	(31,920)
TOTAL NET EXPENSES	97,800	99,950	46,564	41,407
NET INVESTMENT INCOME (LOSS)	(74,730)	(73,358)	(34,683)	(31,813)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	(1,165,901)
Net realized gains (losses) on swap agreements	(2,057,912)	(2,980,912)	(1,291,290)	—
Change in net unrealized appreciation/depreciation on investments	(145,800)	(129,476)	(119,979)	(62,036)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,203,712)	(3,110,388)	(1,411,269)	(1,227,937)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,278,442)	$(3,183,746)	$(1,445,952)	$(1,259,750)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 233

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund
Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017

$418,547	$397,992	$3,397,489	$293,916	$480,460	$556,531
42,885	26,398	399,343	24,788	60,301	42,711
—	—	—	—	(12)	—
461,432	424,390	3,796,832	318,704	540,749	599,242

231,914	172,345	2,430,452	122,305	321,617	271,487
46,383	34,469	486,094	24,461	64,324	54,298
11,667	8,749	122,900	6,115	16,219	13,694
21,990	9,502	131,578	14,089	9,462	14,728
20,868	11,318	145,011	9,997	17,887	17,211
73,221	60,333	849,322	39,132	118,965	98,564
41,281	55,841	84,401	53,902	58,679	62,072
4,615	3,505	52,031	2,409	6,506	5,515
13,727	10,232	140,350	7,796	19,782	17,647
729	531	8,331	420	1,069	935
335	299	3,445	185	502	400
2,259	1,637	23,336	1,177	3,112	2,621
32,537	24,514	368,583	17,862	48,557	41,452
—	—	—	2,000	—	23,863
501,526	393,275	4,845,834	301,850	686,681	624,487
—	(12,500)	—	—	—	—
501,526	380,775	4,845,834	301,850	686,681	624,487
(40,094)	43,615	(1,049,002)	16,854	(145,932)	(25,245)

(231,000)	2,563,649	23,637,674	265,825	1,681,485	2,543,811
—	—	—	—	—	—
4,521,874	1,178,552	23,620,678	175,349	3,299,750	4,994,739
3,369,159	(1,987,130)	(20,768,424)	(207,413)	1,978,235	1,829,395
7,660,033	1,755,071	26,489,928	233,761	6,959,470	9,367,945
$7,619,939	$1,798,686	$25,440,926	$250,615	$6,813,538	$9,342,700

See accompanying notes to the financial statements.

234 :: Statements of Operations :: For the Periods Indicated

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017
INVESTMENT INCOME:
Dividends	$411,467	$368,600	$127,457	$16,746
Interest	54,980	34,478	143,330	16,671
Foreign tax withholding	—	(21)	—	—
TOTAL INVESTMENT INCOME	466,447	403,057	270,787	33,417
EXPENSES:
Advisory fees	266,942	199,720	703,750	78,821
Management services fees	53,389	39,944	140,751	15,764
Administration fees	13,384	10,062	34,942	3,921
Distribution and services fees—Service Class	24,006	7,935	52,481	6,452
Transfer agency fees	22,555	10,943	48,868	7,547
Administrative services fees	84,968	74,613	233,942	24,008
Registration and filing fees	53,556	61,983	50,152	38,683
Custody fees	5,364	4,298	13,912	1,731
Fund accounting fees	16,160	12,967	40,832	4,502
Trustee fees	760	704	1,510	228
Compliance services fees	394	285	1,036	128
Service fees	2,567	1,919	6,804	757
Other fees	42,711	32,903	96,298	11,575
Recoupment of prior expenses reduced by the Advisor	—	8,179	—	4,000
Total Gross Expenses before reductions	586,756	466,455	1,425,278	198,117
Expenses reduced and reimbursed by the Advisor	—	—	—	(4,595)
TOTAL NET EXPENSES	586,756	466,455	1,425,278	193,522
NET INVESTMENT INCOME (LOSS)	(120,309)	(63,398)	(1,154,491)	(160,105)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,509,352	335,666	4,426,786	489,234
Net realized gains (losses) on swap agreements	1,272,594	2,266,007	19,697,795	100,629
Change in net unrealized appreciation/depreciation on investments	(2,563,893)	1,495,551	9,326,267	(322,422)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	218,053	4,097,224	33,450,848	267,441
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$97,744	$4,033,826	$32,296,357	$107,336

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 235

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund
Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017

$733,624	$510,809	$218,110	$215,002	$384,482	$1,858,692
40,818	23,563	16,411	49,382	26,644	254,842
(219)	(362)	—	(21,371)	—	—
774,223	534,010	234,521	243,013	411,126	2,113,534

243,206	131,869	93,741	270,290	163,096	1,078,455
48,641	26,374	18,748	54,058	32,619	215,692
12,363	6,643	4,729	13,660	8,338	54,114
27,560	8,207	10,162	29,842	12,139	35,590
23,631	15,630	7,199	33,978	12,971	56,383
71,736	34,879	29,533	67,371	53,841	403,829
61,501	36,799	40,898	46,291	56,291	57,293
4,822	2,494	1,736	5,382	3,293	21,437
14,520	7,748	5,531	15,688	10,294	62,344
1,034	456	333	956	691	3,104
316	184	132	364	243	1,769
2,331	1,271	897	2,593	1,541	10,522
34,711	18,064	14,468	35,354	21,741	144,259
—	2,174	829	—	—	—
546,372	292,792	228,936	575,827	377,098	2,144,791
—	—	—	—	—	—
546,372	292,792	228,936	575,827	377,098	2,144,791
227,851	241,218	5,585	(332,814)	34,028	(31,257)

(891,683)	(644,400)	32,830	(2,703,336)	4,122,911	(1,379,049)
(751,614)	(1,212,547)	(546,684)	(10,520,699)	(3,634,703)	27,493,616
700,579	(461,689)	(959,917)	(11,595,152)	(8,304,533)	20,671,905
(942,718)	(2,318,636)	(1,473,771)	(24,819,187)	(7,816,325)	46,786,472
$(714,867)	$(2,077,418)	$(1,468,186)	$(25,152,001)	$(7,782,297)	$46,755,215

See accompanying notes to the financial statements.

236 :: Statements of Operations :: For the Periods Indicated

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017
INVESTMENT INCOME:
Dividends	$578,976	$471,341	$660,775	$—
Interest	83,401	23,749	36,071	13,275
TOTAL INVESTMENT INCOME	662,377	495,090	696,846	13,275
EXPENSES:
Advisory fees	416,418	152,481	192,540	20,978
Management services fees	83,284	30,497	38,508	4,196
Administration fees	20,903	7,943	9,828	1,052
Distribution and services fees—Service Class	18,692	7,807	11,154	2,865
Transfer agency fees	26,945	9,812	14,882	2,428
Administrative services fees	149,367	53,318	61,003	5,317
Registration and filing fees	50,056	75,735	66,792	37,346
Custody fees	8,224	3,268	3,802	400
Fund accounting fees	24,983	8,796	11,453	1,199
Trustee fees	1,035	1,027	877	66
Compliance services fees	645	133	303	33
Service fees	4,037	1,415	1,851	200
Other fees	56,605	16,970	22,484	4,430
Recoupment of prior expenses reduced by the Advisor	17,124	—	—	—
Total Gross Expenses before reductions	878,318	369,202	435,477	80,510
Expenses reduced and reimbursed by the Advisor	—	(25,795)	—	(27,859)
TOTAL NET EXPENSES	878,318	343,407	435,477	52,651
NET INVESTMENT INCOME (LOSS)	(215,941)	151,683	261,369	(39,376)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(75,577)	1,122,429	(541,613)	—
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	9,180,706	(7,538,709)	(1,731,316)	(188,870)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	6,375,033	(5,812,297)	92,932	(48,987)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	15,480,162	(12,228,577)	(2,179,997)	(237,857)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$15,264,221	$(12,076,894)	$(1,918,628)	$(277,233)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 237

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund
Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017	Year Ended July 31, 2017

$—	$—	$—	$—	$—	$—
35,753	7,667	322,427	53,732	226,486	148,697
35,753	7,667	322,427	53,732	226,486	148,697

57,962	15,049	234,820	79,681	357,718	267,918
11,592	3,010	70,447	15,936	71,544	53,584
2,924	762	17,885	4,009	18,204	13,565
5,448	184	65,270	9,613	29,218	84,867
5,544	1,209	39,007	6,153	26,541	28,085
15,912	4,872	93,132	26,266	122,982	74,568
47,241	37,383	83,301	33,711	54,364	55,911
1,021	281	6,358	1,556	8,149	25,595
3,329	873	20,351	4,572	20,652	15,449
215	47	1,253	273	1,412	897
85	17	474	117	508	396
549	142	3,329	767	3,435	2,538
8,393	3,390	32,071	10,892	50,039	58,534
—	—	—	—	—	—
160,215	67,219	667,698	193,546	764,766	681,907
(11,231)	(31,320)	—	—	—	—
148,984	35,899	667,698	193,546	764,766	681,907
(113,231)	(28,232)	(345,271)	(139,814)	(538,280)	(533,210)

—	—	(579,442)	—	—	—
—	—	61,492	(1,064)	3,064	—
472,935	77,774	(7,774,033)	619,161	10,082,311	—
—	—	—	—	—	1,686,288
674,300	2,696	(1,229,746)	(139,227)	365,386	(410,234)
1,147,235	80,470	(9,521,729)	478,870	10,450,761	1,276,054
$1,034,004	$52,238	$(9,867,000)	$339,056	$9,912,481	$742,844

See accompanying notes to the financial statements.

238 :: Statements of Operations :: July 31, 2017

Falling U.S. Dollar ProFund
Year Ended July 31, 2017
INVESTMENT INCOME:
Interest	$14,312
TOTAL INVESTMENT INCOME	14,312
EXPENSES:
Advisory fees	23,861
Management services fees	4,772
Administration fees	1,261
Distribution and services fees—Service Class	13,055
Transfer agency fees	4,454
Administrative services fees	3,873
Registration and filing fees	40,353
Custody fees	19,940
Fund accounting fees	1,434
Trustee fees	94
Compliance services fees	34
Service fees	237
Other fees	7,510
Total Gross Expenses before reductions	120,878
Expenses reduced and reimbursed by the Advisor	(51,193)
TOTAL NET EXPENSES	69,685
NET INVESTMENT INCOME (LOSS)	(55,373)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	(298,351)
Change in net unrealized appreciation/depreciation on investments	103,850
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(194,501)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(249,874)

See accompanying notes to the financial statements.

Statements of
Changes in Net Assets

240 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Bull ProFund		Mid-Cap ProFund
	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(406,056)	$(324,260)	$(475,571)	$(242,052)
Net realized gains (losses) on investments	8,015,081	5,685,694	33,722,286	(7,594,925)
Change in net unrealized appreciation/depreciation on investments	3,296,058	(2,423,099)	376,628	657,424
Change in net assets resulting from operations	10,905,083	2,938,335	33,623,343	(7,179,553)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	(92,277	)(a)
Service Class	—	—	—	(2,390	)(a)
Change in net assets resulting from distributions	—	—	—	(94,667)
Change in net assets resulting from capital transactions	14,677,442	(9,196,302)	(42,002,117)	32,492,056
Change in net assets	25,582,525	(6,257,967)	(8,378,774)	25,217,836
NET ASSETS:
Beginning of period	63,045,426	69,303,393	57,016,199	31,798,363
End of period	$88,627,951	$63,045,426	$48,637,425	$57,016,199
Accumulated net investment income (loss)	$(227,320)	$(162,627)	$(625,503)	$(244,103)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$553,899,612	$986,575,307	$708,695,873	$735,751,816
Distributions reinvested	—	—	—	8,602
Value of shares redeemed	(541,480,990)	(993,808,272)	(750,515,698)	(699,237,348)
Service Class
Proceeds from shares issued	22,490,284	57,026,393	4,661,806	3,817,335
Distributions reinvested	—	—	—	2,390
Value of shares redeemed	(20,231,464)	(58,989,730)	(4,844,098)	(7,850,739)
Change in net assets resulting from capital transactions	$14,677,442	$(9,196,302)	$(42,002,117)	$32,492,056
SHARE TRANSACTIONS:
Investor Class
Issued	5,327,214	10,786,483	8,935,874	10,150,622
Reinvested	—	—	—	118
Redeemed	(5,198,490)	(10,847,527)	(9,112,009)	(9,783,909)
Service Class
Issued	252,489	722,440	64,805	60,992
Reinvested	—	—	—	38
Redeemed	(226,524)	(753,278)	(66,689)	(125,206)
Change in shares	154,689	(91,882)	(178,019)	302,655

(a)         Subsequent to the issuance of the July 31, 2016 financial statements, $1,073 and $28 was determined to be a return of capital from the Investor Class and Service Class, respectively.

(b)         As described in Note 10, share amounts have been adjusted for 3:1 stock split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 241

Small-Cap ProFund		NASDAQ-100 ProFund			Large-Cap Value ProFund
Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

$(277,698)	$(155,387)	$(550,888)	$(643,682)		$107,892	$89,032
4,098,164	(1,043,638)	9,205,170	2,143,004		2,914,098	13,675
(481,353)	(619,350)	7,345,911	(1,574,022)		(177,824)	176,718
3,339,113	(1,818,375)	16,000,193	(74,700)		2,844,166	279,425

—	—	—	—		(73,235)	(50,320)
—	—	—	—		—	(40,154)

—	—	—	—		—	(20,818)
—	—	—	—		—	(24,300)
—	—	—	—		(73,235)	(135,592)
(23,511,617)	24,449,863	31,504,199	(22,449,419)		(7,477,685)	3,378,835
(20,172,504)	22,631,488	47,504,392	(22,524,119)		(4,706,754)	3,522,668

49,527,020	26,895,532	56,586,764	79,110,883		13,781,584	10,258,916
$29,354,516	$49,527,020	$104,091,156	$56,586,764		$9,074,830	$13,781,584
$(454,681)	$(545,482)	$(384,339)	$(462,071)		$84,845	$76,622

$1,093,864,844	$357,679,554	$1,332,928,350	$1,338,742,208		$107,606,272	$92,113,665
—	—	—	—		70,735	70,768
(1,117,921,244)	(330,023,361)	(1,302,895,944)	(1,339,213,567)		(114,857,476)	(90,192,018)

32,411,834	37,332,097	15,245,032	97,983,127		1,986,838	41,821,050
—	—	—	—		—	64,229
(31,867,051)	(40,538,427)	(13,773,239)	(119,961,187)		(2,284,054)	(40,498,859)
$(23,511,617)	$24,449,863	$31,504,199	$(22,449,419)		$(7,477,685)	$3,378,835

14,857,044	5,593,195	25,749,795	29,879,239	(b)	1,870,350	1,780,816
—	—	—	—		1,208	1,388
(15,222,095)	(5,200,729)	(25,193,110)	(29,906,324	)(b)	(1,970,276)	(1,748,969)

514,965	696,261	346,660	2,547,027	(b)	37,456	910,537
—	—	—	—		—	1,369
(505,681)	(757,645)	(315,663)	(3,111,750	)(b)	(42,174)	(883,750)
(355,767)	331,082	587,682	(591,808)		(103,436)	61,391

See accompanying notes to the financial statements.

242 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(27,092)	$(85,164)	$(14,299)	$44,903
Net realized gains (losses) on investments	1,861,443	2,226,165	5,497,382	(641,514)
Change in net unrealized appreciation/depreciation on investments	2,057,760	533,435	(2,527,172)	3,024,917
Change in net assets resulting from operations	3,892,111	2,674,436	2,955,911	2,428,306
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(105,486)	—
Net realized gains on investments
Investor Class	(285,213)	(10,178)	(130,543)	—
Service Class	(43,458)	(8,005)	(4,891)	—
Change in net assets resulting from distributions	(328,671)	(18,183)	(240,920)	—
Change in net assets resulting from capital transactions	8,641,005	(2,275,953)	(29,188,981)	25,718,616
Change in net assets	12,204,445	380,300	(26,473,990)	28,146,922
NET ASSETS:
Beginning of period	24,466,715	24,086,415	34,709,151	6,562,229
End of period	$36,671,160	$24,466,715	$8,235,161	$34,709,151
Accumulated net investment income (loss)	$(22,807)	$(48,078)	$(222,386)	$(102,029)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$208,624,766	$157,895,663	$82,299,130	$239,644,372
Distributions reinvested	285,161	10,017	235,799	—
Value of shares redeemed	(202,666,094)	(153,511,814)	(110,770,254)	(214,423,041)
Service Class
Proceeds from shares issued	4,904,314	34,352,653	259,412	42,481,967
Distributions reinvested	43,457	7,978	4,890	—
Value of shares redeemed	(2,550,599)	(41,030,450)	(1,217,958)	(41,984,682)
Change in net assets resulting from capital transactions	$8,641,005	$(2,275,953)	$(29,188,981)	$25,718,616
SHARE TRANSACTIONS:
Investor Class
Issued	2,892,619	2,497,527	1,122,994	3,690,634
Reinvested	4,190	156	3,072	—
Redeemed	(2,814,704)	(2,393,880)	(1,506,322)	(3,302,041)
Service Class
Issued	80,581	624,825	4,091	786,332
Reinvested	738	142	74	—
Redeemed	(41,512)	(749,078)	(19,074)	(774,734)
Change in shares	121,912	(20,308)	(395,165)	400,191

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 243

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016

$(93,770)	$(165,092)	$(70,516)	$(8,587)	$(154,259)	$(125,499)
2,117,304	(2,725,047)	3,742,630	53,459	1,066,599	(474,989)
(1,251,666)	(277,839)	(14,130)	1,952,193	1,223,973	(1,469,548)
771,868	(3,167,978)	3,657,984	1,997,065	2,136,313	(2,070,036)

—	—	—	—	—	—

—	—	—	—	—	(515,958)
—	—	—	—	—	(143,909)
—	—	—	—	—	(659,867)
(14,638,751)	8,089,861	(15,552,448)	17,754,046	(1,164,061)	(8,258,815)
(13,866,883)	4,921,883	(11,894,464)	19,751,111	972,252	(10,988,718)

24,257,990	19,336,107	25,664,418	5,913,307	17,248,098	28,236,816
$10,391,107	$24,257,990	$13,769,954	$25,664,418	$18,220,350	$17,248,098
$(226,972)	$(313,121)	$(111,678)	$(127,721)	$(238,420)	$(232,362)

$34,778,892	$129,046,375	$122,937,463	$343,942,571	$119,106,503	$112,432,613
—	—	—	—	—	514,540
(48,760,198)	(115,816,548)	(138,491,038)	(326,482,139)	(121,689,954)	(118,355,399)

366,250	35,306,190	757,807	42,989,892	5,728,564	29,368,341
—	—	—	—	—	143,768
(1,023,695)	(40,446,156)	(756,680)	(42,696,278)	(4,309,174)	(32,362,678)
$(14,638,751)	$8,089,861	$(15,552,448)	$17,754,046	$(1,164,061)	$(8,258,815)

456,734	1,886,351	1,551,444	5,109,919	1,564,031	1,713,159
—	—	—	—	—	8,016
(650,495)	(1,737,713)	(1,739,214)	(4,845,522)	(1,605,584)	(1,824,956)

5,588	589,939	10,628	766,504	87,827	519,919
—	—	—	—	—	2,625
(16,635)	(688,852)	(10,861)	(763,304)	(65,718)	(579,345)
(204,808)	49,725	(188,003)	267,597	(19,444)	(160,582)

See accompanying notes to the financial statements.

244 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Europe 30 ProFund		UltraBull ProFund
	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$173,476	$261,911	$48,522	$(47,278)
Net realized gains (losses) on investments	203,766	(2,425,707)	20,016,668	5,321,476
Change in net unrealized appreciation/depreciation on investments	1,306,118	(108,324)	7,270,823	(1,887,340)
Change in net assets resulting from operations	1,683,360	(2,272,120)	27,336,013	3,386,858
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(318,494)	(749,540)	—	—
Service Class	—	(182,908)	—	—
Change in net assets resulting from distributions	(318,494)	(932,448)	—	—
Change in net assets resulting from capital transactions	6,256,766	1,933,297	17,893,304	(7,809,726)
Change in net assets	7,621,632	(1,271,271)	45,229,317	(4,422,868)
NET ASSETS:
Beginning of period	3,988,466	5,259,737	90,524,006	94,946,874
End of period	$11,610,098	$3,988,466	$135,753,323	$90,524,006
Accumulated net investment income (loss)	$364,363	$509,381	$46,625	$(42,518)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$129,235,588	$70,524,969	$1,661,008,608	$1,028,462,811
Distributions reinvested	317,143	738,124	—	—
Value of shares redeemed	(123,438,007)	(68,420,803)	(1,644,364,052)	(1,026,756,236)
Service Class
Proceeds from shares issued	3,309,941	9,133,327	12,212,932	86,694,398
Distributions reinvested	—	181,310	—	—
Value of shares redeemed	(3,167,899)	(10,223,630)	(10,964,184)	(96,210,699)
Change in net assets resulting from capital transactions	$6,256,766	$1,933,297	$17,893,304	$(7,809,726)
SHARE TRANSACTIONS:
Investor Class
Issued	9,967,068	5,894,420	13,154,547	10,201,191
Reinvested	26,763	59,719	—	—
Redeemed	(9,508,658)	(5,893,941)	(13,039,850)	(10,207,464)
Service Class
Issued	232,530	733,502	117,385	1,053,612
Reinvested	—	14,143	—	—
Redeemed	(221,341)	(836,595)	(106,522)	(1,146,299)
Change in shares	496,362	(28,752)	125,560	(98,960)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 245

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund
Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016

$(280,442)	$(266,712)	$(548,885)	$(318,452)	$10,499	$(8,431)
18,840,331	3,451,260	21,821,363	(1,792,280)	4,756,322	2,796,005
1,394,999	(2,385,811)	1,539,774	(284,994)	3,346,094	186,827
19,954,888	798,737	22,812,252	(2,395,726)	8,112,915	2,974,401

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
4,171,358	(4,389,411)	7,387,825	14,068,453	3,642,041	(2,314,307)
24,126,246	(3,590,674)	30,200,077	11,672,727	11,754,956	660,094

77,561,299	81,151,973	60,573,825	48,901,098	19,466,672	18,806,578
$101,687,545	$77,561,299	$90,773,902	$60,573,825	$31,221,628	$19,466,672
$(298,977)	$(237,369)	$(970,587)	$(827,534)	$128	$(64,296)

$313,828,124	$321,549,423	$2,004,820,972	$1,125,447,337	$235,821,791	$123,881,484
—	—	—	—	—	—
(311,328,754)	(325,113,510)	(1,997,576,152)	(1,110,650,686)	(232,175,542)	(125,417,158)

10,578,573	3,532,184	49,593,605	33,961,965	4,199,511	4,559,774
—	—	—	—	—	—
(8,906,585)	(4,357,508)	(49,450,600)	(34,690,163)	(4,203,719)	(5,338,407)
$4,171,358	$(4,389,411)	$7,387,825	$14,068,453	$3,642,041	$(2,314,307)

2,888,107	3,867,148	43,424,460	33,177,300	2,713,207	2,026,372
—	—	—	—	—	—
(2,870,506)	(3,937,370)	(43,237,991)	(32,791,078)	(2,682,065)	(2,027,564)

107,759	49,938	1,346,825	1,187,718	56,251	82,526
—	—	—	—	—	—
(91,427)	(61,366)	(1,345,234)	(1,203,035)	(52,546)	(95,850)
33,933	(81,650)	188,060	370,905	34,847	(14,516)

See accompanying notes to the financial statements.

246 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraNASDAQ-100 ProFund		UltraInternational ProFund
	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,571,161)	$(1,521,705)	$(116,153)	$(97,935)
Net realized gains (losses) on investments	104,418,999	5,944,079	2,974,433	(2,240,097)
Change in net unrealized appreciation/depreciation on investments	31,019,120	121,548	(20,773)	(278,047)
Change in net assets resulting from operations	133,866,958	4,543,922	2,837,507	(2,616,079)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	2,408,201	(13,723,406)	12,010,613	819,523
Change in net assets	136,275,159	(9,179,484)	14,848,120	(1,796,556)
NET ASSETS:
Beginning of period	254,018,255	263,197,739	7,364,349	9,160,905
End of period	$390,293,414	$254,018,255	$22,212,469	$7,364,349
Accumulated net investment income (loss)	$(1,034,507)	$(820,859)	$(165,875)	$(546,079)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$3,076,981,723	$1,934,459,525	$85,247,560	$62,280,943
Distributions reinvested	—	—	—	—
Value of shares redeemed	(3,073,291,370)	(1,948,064,239)	(74,300,529)	(61,401,017)
Service Class
Proceeds from shares issued	10,515,163	25,122,476	2,559,667	1,865,109
Value of shares redeemed	(11,797,315)	(25,241,168)	(1,496,085)	(1,925,512)
Change in net assets resulting from capital transactions	$2,408,201	$(13,723,406)	$12,010,613	$819,523
SHARE TRANSACTIONS:
Investor Class
Issued	24,835,549	21,268,235	5,812,151	4,759,687
Reinvested	—	—	—	—
Redeemed	(24,787,366)	(21,400,682)	(5,155,723)	(4,735,740)
Service Class
Issued	99,360	315,416	181,756	145,157
Redeemed	(112,398)	(322,913)	(103,479)	(152,284)
Change in shares	35,145	(139,944)	734,705	16,820

(a)         As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on December 5, 2016.

(b)         As described in Note 10, share amounts have been adjusted for 1:10 reverse stock split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 247

UltraEmerging Markets ProFund				UltraLatin America ProFund			UltraChina ProFund
Year Ended July 31, 2017		Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

$(20,088)		$(2,803)		$96,474	$73,975		$(99,652)	$(148,384)
4,576,472		(515,108)		2,068,374	(3,805,232)		2,375,368	(2,002,957)
7,589,609		340,890		4,991,935	3,502,252		3,571,110	(1,887,967)
12,145,993		(177,021)		7,156,783	(229,005)		5,846,826	(4,039,308)

—		—		(72,224)	(46,898)		—	—
—		—		(72,224)	(46,898)		—	—
42,498,018		5,499,234		56,721	12,405,995		21,981,608	(8,231,380)
54,644,011		5,322,213		7,141,280	12,130,092		27,828,434	(12,270,688)

15,351,470		10,029,257		25,511,107	13,381,015		8,243,172	20,513,860
$69,995,481		$15,351,470		$32,652,387	$25,511,107		$36,071,606	$8,243,172
$(18,342)		$(24,019)		$56,542	$32,292		$(174,035)	$(256,399)

$174,879,815		$86,850,716		$220,692,745	$184,784,076		$155,460,897	$116,849,049
—		—		70,739	40,779		—	—
(132,807,957)		(81,656,893)		(219,930,472)	(172,896,348)		(134,394,521)	(126,083,304)

4,288,188		8,384,204		10,089,012	9,873,935		6,117,338	13,304,138
(3,862,028)		(8,078,793)		(10,865,303)	(9,396,447)		(5,202,106)	(12,301,263)
$42,498,018		$5,499,234		$56,721	$12,405,995		$21,981,608	$(8,231,380)

3,634,450	(a)	2,596,595	(a)	7,021,318	9,448,374	(b)	13,148,510	12,445,785
—		—		2,606	2,549	(b)	—	—
(2,897,184	)(a)	(2,459,343	)(a)	(7,045,476)	(8,991,409	)(b)	(11,899,207)	(13,365,669)

98,175	(a)	252,964	(a)	346,470	483,776	(b)	569,326	1,454,305
(90,557	)(a)	(248,549	)(a)	(369,229)	(451,896	)(b)	(509,014)	(1,381,429)
744,884		141,667		(44,311)	491,394		1,309,615	(847,008)

See accompanying notes to the financial statements.

248 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraJapan ProFund		Bear ProFund
	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017		Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(367,587)	$(545,279)	$(411,897)		$(710,871)
Net realized gains (losses) on investments	11,802,644	(18,743,435)	(4,896,698)		(8,216,158)
Change in net unrealized appreciation/depreciation on investments	(847,971)	(1,777,334)	287,516		744,990
Change in net assets resulting from operations	10,587,086	(21,066,048)	(5,021,079)		(8,182,039)
Change in net assets resulting from capital transactions	(13,961,097)	(13,784,088)	24,347,874		(16,108,659)
Change in net assets	(3,374,011)	(34,850,136)	19,326,795		(24,290,698)
NET ASSETS:
Beginning of period	23,182,080	58,032,216	28,709,853		53,000,551
End of period	$19,808,069	$23,182,080	$48,036,648		$28,709,853
Accumulated net investment income (loss)	$715,533	$679,845	$(172,812)		$(392,461)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$137,178,833	$168,793,017	$349,611,246		$568,544,724
Value of shares redeemed	(149,903,673)	(182,539,263)	(317,256,797)		(590,012,821)
Service Class
Proceeds from shares issued	2,638,520	21,489,774	6,886,857		24,024,297
Value of shares redeemed	(3,874,777)	(21,527,616)	(14,893,432)		(18,664,859)
Change in net assets resulting from capital transactions	$(13,961,097)	$(13,784,088)	$24,347,874		$(16,108,659)
SHARE TRANSACTIONS:
Investor Class
Issued	8,068,980	10,356,595	8,994,728	(a)	12,221,634	(a)
Redeemed	(8,702,365)	(11,079,006)	(8,125,911	)(a)	(12,808,677	)(a)
Service Class
Issued	186,446	1,419,936	186,837	(a)	544,690	(a)
Redeemed	(261,259)	(1,410,237)	(400,927	)(a)	(416,167	)(a)
Change in shares	(708,198)	(712,712)	654,727		(458,520)

(a)         As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on December 5, 2016.

(b)         As described in Note 10, share amounts have been adjusted for 1:10 reverse stock split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 249

Short Small-Cap ProFund		Short NASDAQ-100 ProFund		UltraBear ProFund
Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017		Year Ended July 31, 2016

$(117,379)	$(315,143)	$(82,532)	$(315,928)	$(181,508)		$(259,770)
(1,576,622)	(2,231,378)	(1,920,107)	(6,784,240)	(4,436,770)		(3,902,949)
104,976	78,879	144,103	456,961	195,606		251,707
(1,589,025)	(2,467,642)	(1,858,536)	(6,643,207)	(4,422,672)		(3,911,012)
(7,838,804)	2,915,548	(5,631,930)	(33,183,430)	(2,495,380)		10,076,974
(9,427,829)	447,906	(7,490,466)	(39,826,637)	(6,918,052)		6,165,962

11,327,539	10,879,633	10,075,701	49,902,338	18,831,584		12,665,622
$1,899,710	$11,327,539	$2,585,235	$10,075,701	$11,913,532		$18,831,584
$(303,348)	$(469,100)	$(236,680)	$(375,585)	$(80,307)		$(151,141)

$196,083,621	$210,380,894	$400,297,817	$808,507,648	$196,570,564		$221,668,477
(200,791,174)	(206,827,012)	(405,958,139)	(839,820,480)	(198,589,046)		(212,104,800)

25,087,535	43,882,353	530,845	16,462,603	4,625,818		30,235,770
(28,218,786)	(44,520,687)	(502,453)	(18,333,201)	(5,102,716)		(29,722,473)
$(7,838,804)	$2,915,548	$(5,631,930)	$(33,183,430)	$(2,495,380)		$10,076,974

11,747,808	9,859,284	28,800,149	48,419,524	5,276,181	(b)	4,243,979	(b)
(12,031,099)	(9,765,402)	(29,253,084)	(50,609,949)	(5,322,303	)(b)	(4,058,792	)(b)

1,520,171	2,065,336	38,815	1,019,474	121,593	(b)	592,019	(b)
(1,718,649)	(2,098,975)	(37,557)	(1,158,084)	(135,295	)(b)	(578,615	)(b)
(481,769)	60,243	(451,677)	(2,329,035)	(59,824)		198,591

See accompanying notes to the financial statements.

250 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Mid-Cap ProFund				UltraShort Small-Cap ProFund
	Year Ended July 31, 2017		Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(29,224)		$(62,222)		$(153,794)	$(205,676)
Net realized gains (losses) on investments	(751,883)		(1,705,759)		(1,968,501)	(1,994,167)
Change in net unrealized appreciation/depreciation on investments	50,682		100,838		146,658	191,084
Change in net assets resulting from operations	(730,425)		(1,667,143)		(1,975,637)	(2,008,759)
Change in net assets resulting from capital transactions	669,594		1,011,376		454,661	3,760,666
Change in net assets	(60,831)		(655,767)		(1,520,976)	1,751,907
NET ASSETS:
Beginning of period	1,744,612		2,400,379		10,350,781	8,598,874
End of period	$1,683,781		$1,744,612		$8,829,805	$10,350,781
Accumulated net investment income (loss)	$(59,309)		$(87,107)		$(280,063)	$(326,690)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$50,873,815		$99,798,410		$334,385,420	$172,731,531
Value of shares redeemed	(50,213,028)		(98,693,428)		(332,654,589)	(170,104,814)
Service Class
Proceeds from shares issued	258,898		107,613		36,249,208	88,504,753
Value of shares redeemed	(250,091)		(201,219)		(37,525,378)	(87,370,804)
Change in net assets resulting from capital transactions	$669,594		$1,011,376		$454,661	$3,760,666
SHARE TRANSACTIONS:
Investor Class
Issued	1,551,293	(a)	1,942,935	(a)	25,087,761	8,369,974
Redeemed	(1,536,917	)(a)	(1,945,906	)(a)	(24,822,105)	(8,242,235)
Service Class
Issued	8,942	(a)	2,102	(a)	3,050,229	4,622,558
Redeemed	(8,624	)(a)	(3,809	)(a)	(3,138,489)	(4,571,825)
Change in shares	14,694		(4,678)		177,396	178,472

(a)         As described in Note 10, share amounts have been adjusted for 1:10 reverse stock split that occurred on December 5, 2016.

(b)         As described in Note 10, share amounts have been adjusted for 1:8 reverse stock split that occurred on December 5, 2016.

(c)          As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 251

UltraShort Dow 30 ProFund				UltraShort NASDAQ-100 ProFund				UltraShort International ProFund
Year Ended July 31, 2017		Year Ended July 31, 2016		Year Ended July 31, 2017		Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

$(68,350)		$(91,912)		$(172,452)		$(206,820)		$(72,104)	$(348,336)
(1,809,732)		(1,346,678)		(6,619,825)		(4,929,966)		(1,617,308)	(1,591,448)
(65,887)		86,036		424,560		174,113		156,756	247,055
(1,943,969)		(1,352,554)		(6,367,717)		(4,962,673)		(1,532,656)	(1,692,729)
2,123,495		2,312,240		12,220,041		5,413,499		(3,708,300)	3,946,768
179,526		959,686		5,852,324		450,826		(5,240,956)	2,254,039

5,138,395		4,178,709		12,443,521		11,992,695		8,252,551	5,998,512
$5,317,921		$5,138,395		$18,295,845		$12,443,521		$3,011,595	$8,252,551
$(122,261)		$(144,617)		$(93,136)		$(119,572)		$(207,527)	$(403,642)

$50,723,759		$77,550,897		$319,264,790		$262,227,392		$23,287,850	$86,541,615
(48,615,634)		(75,647,757)		(307,118,437)		(256,705,734)		(26,340,912)	(83,002,308)

116,305		3,486,335		880,370		4,349,080		56,056	119,313,328
(100,935)		(3,077,235)		(806,682)		(4,457,239)		(711,294)	(118,905,867)
$2,123,495		$2,312,240		$12,220,041		$5,413,499		$(3,708,300)	$3,946,768

1,425,215	(b)	1,624,407	(b)	8,477,535	(c)	4,845,667	(c)	1,218,764	3,439,156
(1,352,130	)(b)	(1,589,222	)(b)	(8,079,807	)(c)	(4,779,366	)(c)	(1,363,019)	(3,330,153)

3,838	(b)	73,530	(b)	27,532	(c)	84,190	(c)	3,026	5,051,600
(3,500	)(b)	(61,526	)(b)	(24,624	)(c)	(86,821	)(c)	(39,297)	(5,059,012)
73,423		47,189		400,636		63,670		(180,526)	101,591

See accompanying notes to the financial statements.

252 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Emerging Markets ProFund				UltraShort Latin America ProFund
	Year Ended July 31, 2017		Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(74,730)		$(199,838)		$(73,358)	$(188,493)
Net realized gains (losses) on investments	(2,057,912)		(3,603,563)		(2,980,912)	(6,357,754)
Change in net unrealized appreciation/depreciation on investments	(145,800)		441,672		(129,476)	296,394
Change in net assets resulting from operations	(2,278,442)		(3,361,729)		(3,183,746)	(6,249,853)
Change in net assets resulting from capital transactions	(1,970,919)		3,465,583		8,288,879	6,083,459
Change in net assets	(4,249,361)		103,854		5,105,133	(166,394)
NET ASSETS:
Beginning of period	6,583,294		6,479,440		6,351,594	6,517,988
End of period	$2,333,933		$6,583,294		$11,456,727	$6,351,594
Accumulated net investment income (loss)	$(173,096)		$(276,278)		$(176,448)	$(245,715)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$39,774,354		$100,992,899		$127,909,172	$207,963,459
Value of shares redeemed	(40,885,171)		(97,728,912)		(126,343,144)	(202,707,289)
Service Class
Proceeds from shares issued	363,017		2,817,766		23,110,256	5,602,076
Value of shares redeemed	(1,223,119)		(2,616,170)		(16,387,405)	(4,774,787)
Change in net assets resulting from capital transactions	$(1,970,919)		$3,465,583		$8,288,879	$6,083,459
SHARE TRANSACTIONS:
Investor Class
Issued	1,249,452	(a)	1,811,002	(a)	11,753,004	7,702,911
Redeemed	(1,282,747	)(a)	(1,771,253	)(a)	(11,593,043)	(7,582,994)
Service Class
Issued	12,400	(a)	48,624	(a)	2,467,329	202,733
Redeemed	(42,028	)(a)	(48,133	)(a)	(1,541,881)	(179,605)
Change in shares	(62,923)		40,240		1,085,409	143,045

(a)         As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 253

UltraShort China ProFund		UltraShort Japan ProFund		Banks UltraSector ProFund
Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016

$(34,683)	$(71,662)	$(31,813)	$(38,574)	$(40,094)	$(26,916)
(1,291,290)	(1,422,423)	(1,165,901)	482,892	4,290,874	(3,744,247)
(119,979)	101,119	(62,036)	86,300	3,369,159	(2,171,120)
(1,445,952)	(1,392,966)	(1,259,750)	530,618	7,619,939	(5,942,283)
(723,377)	577,016	(746,396)	1,733,059	3,935,859	(50,490,486)
(2,169,329)	(815,950)	(2,006,146)	2,263,677	11,555,798	(56,432,769)

3,610,792	4,426,742	3,302,523	1,038,846	6,472,454	62,905,223
$1,441,463	$3,610,792	$1,296,377	$3,302,523	$18,028,252	$6,472,454
$(71,528)	$(98,503)	$(56,548)	$(56,478)	$(26,741)	$(69,872)

$27,506,477	$101,986,961	$42,754,128	$58,858,277	$187,565,019	$65,923,972
(28,288,665)	(101,397,383)	(43,533,767)	(57,123,606)	(183,979,328)	(112,317,706)

6,389,352	2,929,305	66,360	959,922	14,436,995	7,083,981
(6,330,541)	(2,941,867)	(33,117)	(961,534)	(14,086,827)	(11,180,733)
$(723,377)	$577,016	$(746,396)	$1,733,059	$3,935,859	$(50,490,486)

2,602,386	5,962,283	3,626,803	3,846,235	4,724,213	2,198,875
(2,646,901)	(5,988,439)	(3,711,334)	(3,711,617)	(4,564,688)	(3,607,855)

801,421	167,300	6,683	63,543	427,733	237,448
(800,727)	(164,448)	(3,026)	(62,784)	(420,166)	(402,603)
(43,821)	(23,304)	(80,874)	135,377	167,092	(1,574,135)

See accompanying notes to the financial statements.

254 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Basic Materials UltraSector ProFund		Biotechnology UltraSector ProFund
	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$43,615	$(27,627)	$(1,049,002)	$(3,173,749)
Net realized gains (losses) on investments	3,742,201	279,069	47,258,352	(149,560,457)
Change in net unrealized appreciation/depreciation on investments	(1,987,130)	2,934,619	(20,768,424)	(91,834,500)
Change in net assets resulting from operations	1,798,686	3,186,061	25,440,926	(244,568,706)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(50,022)	—	—	—
Change in net assets resulting from distributions	(50,022)	—	—	—
Change in net assets resulting from capital transactions	(43,777,213)	35,606,027	(106,900,804)	(198,025,542)
Change in net assets	(42,028,549)	38,792,088	(81,459,878)	(442,594,248)
NET ASSETS:
Beginning of period	50,933,047	12,140,959	415,118,657	857,712,905
End of period	$8,904,498	$50,933,047	$333,658,779	$415,118,657
Accumulated net investment income (loss)	$(112,977)	$(121,141)	$(2,061,068)	$(7,552,727)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$89,738,715	$97,214,370	$224,225,776	$341,490,051
Distributions reinvested	49,204	—	—	—
Value of shares redeemed	(129,505,827)	(63,290,280)	(325,523,550)	(522,910,790)
Service Class
Proceeds from shares issued	1,096,293	10,473,497	11,381,693	19,154,286
Value of shares redeemed	(5,155,598)	(8,791,560)	(16,984,723)	(35,759,089)
Change in net assets resulting from capital transactions	$(43,777,213)	$35,606,027	$(106,900,804)	$(198,025,542)
SHARE TRANSACTIONS:
Investor Class
Issued	1,578,781	2,071,746	3,969,619	5,825,219
Reinvested	877	—	—	—
Redeemed	(2,334,024)	(1,386,219)	(6,001,219)	(9,199,613)
Service Class
Issued	21,741	244,507	243,780	374,613
Redeemed	(106,463)	(208,424)	(379,560)	(698,479)
Change in shares	(839,088)	721,610	(2,167,380)	(3,698,260)

(a)         Subsequent to the issuance of the July 31, 2016 financial statements, $73 was determined to be a return of capital.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 255

Consumer Goods UltraSector ProFund			Consumer Services UltraSector ProFund		Financials UltraSector ProFund
Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016

$16,854	$(59,882)		$(145,932)	$(222,558)	$(25,245)	$(53,122)
441,174	(3,971,303)		4,981,235	(5,619,684)	7,538,550	(9,283,589)
(207,413)	409,491		1,978,235	(4,059,002)	1,829,395	(1,518,164)
250,615	(3,621,694)		6,813,538	(9,901,244)	9,342,700	(10,854,875)

—	(67,747	)(a)	—	—	—	—
—	(67,747)		—	—	—	—
6,535,484	(33,161,858)		(14,125,886)	(53,310,947)	(815,934)	(44,625,687)
6,786,099	(36,851,299)		(7,312,348)	(63,212,191)	8,526,766	(55,480,562)

22,476,783	59,328,082		40,571,588	103,783,779	9,041,799	64,522,361
$29,262,882	$22,476,783		$33,259,240	$40,571,588	$17,568,565	$9,041,799
$(296)	$(9,321)		$(238,440)	$(121,619)	$(107,765)	$(224,626)

$63,895,304	$116,412,693		$133,552,814	$81,678,163	$174,478,058	$95,551,398
—	67,420		—	—	—	—
(54,683,973)	(149,085,530)		(147,889,186)	(132,097,206)	(175,733,359)	(136,297,013)

1,721,778	12,777,689		1,856,490	14,518,023	3,392,763	8,268,833
(4,397,625)	(13,334,130)		(1,646,004)	(17,409,927)	(2,953,396)	(12,148,905)
$6,535,484	$(33,161,858)		$(14,125,886)	$(53,310,947)	$(815,934)	$(44,625,687)

624,824	1,302,720		1,423,524	975,065	10,234,310	6,767,828
—	758		—	—	—	—
(547,787)	(1,742,362)		(1,566,195)	(1,633,363)	(9,991,444)	(9,976,470)

18,890	158,752		21,373	190,681	215,903	623,956
(50,693)	(169,108)		(18,796)	(232,366)	(189,272)	(963,892)
45,234	(449,240)		(140,094)	(699,983)	269,497	(3,548,578)

See accompanying notes to the financial statements.

256 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(120,309)	$(217,639)	$(63,398)	$(61,415)
Net realized gains (losses) on investments	2,781,946	(12,667,855)	2,601,673	1,784,150
Change in net unrealized appreciation/depreciation on investments	(2,563,893)	(7,640,625)	1,495,551	(155,633)
Change in net assets resulting from operations	97,744	(20,526,119)	4,033,826	1,567,102
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	(49,093)
Service Class	—	—	—	(1,817)
Change in net assets resulting from distributions	—	—	—	(50,910)
Change in net assets resulting from capital transactions	21,629,272	(106,289,329)	11,364,137	3,614,411
Change in net assets	21,727,016	(126,815,448)	15,397,963	5,130,603
NET ASSETS:
Beginning of period	40,860,106	167,675,554	12,638,217	7,507,614
End of period	$62,587,122	$40,860,106	$28,036,180	$12,638,217
Accumulated net investment income (loss)	$(200,397)	$(721,127)	$(48,280)	$(192,952)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$162,035,170	$96,198,747	$125,209,708	$72,788,893
Distributions reinvested	—	—	—	48,683
Value of shares redeemed	(139,600,844)	(190,533,644)	(113,952,990)	(68,033,483)
Service Class
Proceeds from shares issued	1,234,687	8,342,888	935,277	2,129,065
Distributions reinvested	—	—	—	1,817
Value of shares redeemed	(2,039,741)	(20,297,320)	(827,858)	(3,320,564)
Change in net assets resulting from capital transactions	$21,629,272	$(106,289,329)	$11,364,137	$3,614,411
SHARE TRANSACTIONS:
Investor Class
Issued	3,125,644	2,075,316	1,502,773	1,049,625
Reinvested	—	—	—	762
Redeemed	(2,795,574)	(4,101,350)	(1,378,539)	(974,555)
Service Class
Issued	27,534	195,699	12,483	34,909
Reinvested	—	—	—	31
Redeemed	(48,162)	(489,500)	(10,903)	(55,069)
Change in shares	309,442	(2,319,835)	125,814	55,703

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 257

Internet UltraSector ProFund		Mobile Telecommunications UltraSector ProFund		Oil & Gas UltraSector ProFund
Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016

$(1,154,491)	$(1,110,461)	$(160,105)	$(100,719)	$227,851	$204,450
24,124,581	(2,163,157)	589,863	(2,287,778)	(1,643,297)	(1,930,153)
9,326,267	2,250,559	(322,422)	(15,272)	700,579	423,856
32,296,357	(1,023,059)	107,336	(2,403,769)	(714,867)	(1,301,847)

—	—	—	—	(201,131)	(116,869)

(129,105)	(6,212,555)	—	—	—	—
(8,591)	(811,933)	—	—	—	—
(137,696)	(7,024,488)	—	—	(201,131)	(116,869)
34,361,764	4,444,061	868,563	3,918,210	(39,162,650)	34,613,865
66,520,425	(3,603,486)	975,899	1,514,441	(40,078,648)	33,195,149

81,647,030	85,250,516	6,444,945	4,930,504	62,235,848	29,040,699
$148,167,455	$81,647,030	$7,420,844	$6,444,945	$22,157,200	$62,235,848
$(924,622)	$(906,868)	$(229,937)	$(189,874)	$109,319	$82,599

$137,964,085	$144,797,663	$78,422,012	$72,342,055	$172,443,120	$131,267,402
126,561	6,070,845	—	—	197,622	113,871
(106,843,135)	(142,262,617)	(76,614,482)	(69,562,727)	(210,704,537)	(95,333,274)

4,745,548	16,310,669	4,474,606	6,353,807	1,084,437	6,747,919
8,591	809,829	—	—	—	—
(1,639,886)	(21,282,328)	(5,413,573)	(5,214,925)	(2,183,292)	(8,182,053)
$34,361,764	$4,444,061	$868,563	$3,918,210	$(39,162,650)	$34,613,865

2,493,620	3,418,975	1,111,335	1,409,488	4,667,761	3,950,545
2,553	138,068	—	—	4,819	3,784
(2,037,553)	(3,527,948)	(1,098,307)	(1,409,971)	(5,746,176)	(2,914,430)

103,821	446,151	81,559	152,309	35,182	228,174
213	22,427	—	—	—	—
(37,966)	(601,138)	(100,252)	(132,324)	(71,574)	(281,344)
524,688	(103,465)	(5,665)	19,502	(1,109,988)	986,729

See accompanying notes to the financial statements.

258 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Oil Equipment, Services & Distribution UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$241,218	$25,377	$5,585	$(44,029)
Net realized gains (losses) on investments	(1,856,947)	(1,635,578)	(513,854)	(178,954)
Change in net unrealized appreciation/depreciation on investments	(461,689)	569,728	(959,917)	(1,473,845)
Change in net assets resulting from operations	(2,077,418)	(1,040,473)	(1,468,186)	(1,696,828)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(14,512)	—	—	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	(18,845	)(a)
Service Class	—	—	—	(2,772	)(a)
Change in net assets resulting from distributions	(14,512)	—	—	(21,617)
Change in net assets resulting from capital transactions	3,887,838	5,759,279	(4,069,257)	(8,539,486)
Change in net assets	1,795,908	4,718,806	(5,537,443)	(10,257,931)
NET ASSETS:
Beginning of period	12,409,668	7,690,862	16,098,722	26,356,653
End of period	$14,205,576	$12,409,668	$10,561,279	$16,098,722
Accumulated net investment income (loss)	$239,750	$13,158	$5,988	$12,080
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$92,382,828	$51,330,381	$34,021,004	$39,048,998
Distributions reinvested	14,480	—	—	18,669
Value of shares redeemed	(88,880,310)	(45,827,733)	(37,666,713)	(47,087,768)
Service Class
Proceeds from shares issued	4,365,992	9,997,703	479,527	3,508,876
Distributions reinvested	—	—	—	2,762
Value of shares redeemed	(3,995,152)	(9,741,072)	(903,075)	(4,031,023)
Change in net assets resulting from capital transactions	$3,887,838	$5,759,279	$(4,069,257)	$(8,539,486)
SHARE TRANSACTIONS:
Investor Class
Issued	6,178,988	4,202,308	1,404,130	1,669,327
Reinvested	886	—	—	789
Redeemed	(5,991,243)	(3,708,139)	(1,586,933)	(2,038,372)
Service Class
Issued	303,560	844,570	22,211	160,745
Reinvested	—	—	—	128
Redeemed	(277,999)	(854,765)	(41,772)	(195,285)
Change in shares	214,192	483,974	(202,364)	(402,668)

(a)         Subsequent to the issuance of the July 31, 2016 financial statements, $8,666 and $1,275 was determined to be a return of capital from the Investor Class and Service Class, respectively.

(b)         As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 259

Precious Metals UltraSector ProFund			Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund
Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016

$(332,814)	$(271,051)		$34,028	$135,854	$(31,257)	$(37,070)
(13,224,035)	8,189,317		488,208	4,102,240	26,114,567	(135,943)
(11,595,152)	25,256,933		(8,304,533)	3,847,180	20,671,905	1,078,303
(25,152,001)	33,175,199		(7,782,297)	8,085,274	46,755,215	905,290

—	—		(381,879)	(37,921)	(200,016)	—
—	—		(21,990)	—	—	—

—	—		—	—	(405,831)	(166,029)
—	—		—	—	(11,182)	(16,217)
—	—		(403,869)	(37,921)	(617,029)	(182,246)
(2,027,343)	8,532,817		(50,814,045)	36,653,476	115,962,021	2,645,961
(27,179,344)	41,708,016		(59,000,211)	44,700,829	162,100,207	3,369,005

55,718,919	14,010,903		70,409,210	25,708,381	19,016,521	15,647,516
$28,539,575	$55,718,919		$11,408,999	$70,409,210	$181,116,728	$19,016,521
$(546,369)	$(328,062)		$(362,993)	$87,876	$(107,251)	$(133,055)

$396,717,093	$286,523,517		$105,845,941	$137,107,393	$289,875,202	$68,326,003
—	—		365,245	37,413	599,645	161,692
(400,325,429)	(276,756,919)		(152,407,194)	(101,994,320)	(176,759,406)	(65,725,418)

100,783,561	73,543,751		2,937,350	12,888,978	15,185,254	11,261,208
—	—		21,990	—	11,111	16,106
(99,202,568)	(74,777,532)		(7,577,377)	(11,385,988)	(12,949,785)	(11,393,630)
$(2,027,343)	$8,532,817		$(50,814,045)	$36,653,476	$115,962,021	$2,645,961

9,331,809	9,499,176	(b)	2,489,097	3,411,961	7,354,458	2,418,048
—	—		8,922	960	14,765	5,748
(9,449,375)	(9,308,558	)(b)	(3,613,875)	(2,654,950)	(4,257,603)	(2,453,781)

2,456,443	2,289,427	(b)	70,313	343,998	463,748	474,146
—	—		577	—	317	658
(2,470,433)	(2,263,822	)(b)	(178,290)	(303,160)	(381,742)	(495,153)
(131,556)	216,223		(1,223,256)	798,809	3,193,943	(50,334)

See accompanying notes to the financial statements.

260 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund
	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(215,941)	$(62,493)	$151,683	$998,881
Net realized gains (losses) on investments	9,105,129	(477,119)	(6,416,280)	7,739,812
Change in net unrealized appreciation/depreciation on investments	6,375,033	412,924	(5,812,297)	6,091,306
Change in net assets resulting from operations	15,264,221	(126,688)	(12,076,894)	14,829,999
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	(212,843)
Service Class	—	—	—	(18,173)
Change in net assets resulting from distributions	—	—	—	(231,016)
Change in net assets resulting from capital transactions	53,260,800	(642,007)	(100,946,292)	98,670,854
Change in net assets	68,525,021	(768,695)	(113,023,186)	113,269,837
NET ASSETS:
Beginning of period	11,331,758	12,100,453	116,278,006	3,008,169
End of period	$79,856,779	$11,331,758	$3,254,820	$116,278,006
Accumulated net investment income (loss)	$(259,954)	$(214,034)	$66,446	$916,015
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$206,263,633	$53,419,339	$67,985,183	$224,032,836
Distributions reinvested	—	—	—	208,001
Value of shares redeemed	(154,996,349)	(53,092,640)	(164,570,955)	(128,956,487)
Service Class
Proceeds from shares issued	6,985,902	11,446,552	2,656,232	18,881,791
Distributions reinvested	—	—	—	18,173
Value of shares redeemed	(4,992,386)	(12,415,258)	(7,016,752)	(15,513,460)
Change in net assets resulting from capital transactions	$53,260,800	$(642,007)	$(100,946,292)	$98,670,854
SHARE TRANSACTIONS:
Investor Class
Issued	2,625,324	867,897	2,632,902	9,399,264
Reinvested	—	—	—	10,302
Redeemed	(1,983,333)	(877,400)	(6,545,522)	(5,465,721)
Service Class
Issued	97,057	212,124	109,109	847,275
Reinvested	—	—	—	940
Redeemed	(71,153)	(232,433)	(294,417)	(706,472)
Change in shares	667,895	(29,812)	(4,097,928)	4,085,588

(a)         As described in Note 10, share amounts have been adjusted for 1:8 reverse stock split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 261

Utilities UltraSector ProFund		Short Oil & Gas ProFund				Short Precious Metals ProFund
Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017		Year Ended July 31, 2016		Year Ended July 31, 2017		Year Ended July 31, 2016

$261,369	$53,699	$(39,376)		$(85,645)		$(113,231)		$(231,081)
(2,272,929)	3,665,496	(188,870)		(721,607)		472,935		(13,852,013)
92,932	1,728,980	(48,987)		(49,131)		674,300		(1,162,425)
(1,918,628)	5,448,175	(277,233)		(856,383)		1,034,004		(15,245,519)

(150,805)	(138,952)	—		—		—		—
—	(2,269)	—		—		—		—
(150,805)	(141,221)	—		—		—		—
(54,874,591)	58,239,184	(298,159)		1,222,567		(16,797,515)		10,646,997
(56,944,024)	63,546,138	(575,392)		366,184		(15,763,511)		(4,598,522)

74,370,063	10,823,925	3,205,163		2,838,979		19,531,124		24,129,646
$17,426,039	$74,370,063	$2,629,771		$3,205,163		$3,767,613		$19,531,124
$44,893	$(53,994)	$(79,836)		$(122,457)		$(217,538)		$(458,730)

$105,917,764	$201,701,247	$52,695,066		$95,462,211		$303,053,284		$435,064,519
149,183	133,469	—		—		—		—
(158,704,365)	(143,977,665)	(52,897,296)		(94,443,060)		(312,375,212)		(423,866,628)

2,969,403	17,928,375	8,329,493		4,348,464		24,136,428		147,534,967
—	2,120	—		—		—		—
(5,206,576)	(17,548,362)	(8,425,422)		(4,145,048)		(31,612,015)		(148,085,861)
$(54,874,591)	$58,239,184	$(298,159)		$1,222,567		$(16,797,515)		$10,646,997

2,565,948	5,348,204	1,111,673	(a)	1,672,347	(a)	7,402,059	(a)	7,129,113	(a)
3,806	4,105	—		—		—		—
(3,866,411)	(3,946,462)	(1,118,583	)(a)	(1,663,459	)(a)	(7,653,588	)(a)	(6,903,321	)(a)

75,079	529,692	182,281	(a)	75,276	(a)	605,647	(a)	2,004,444	(a)
—	68	—		—		—		—
(135,751)	(527,569)	(185,110	)(a)	(71,573	)(a)	(812,821	)(a)	(1,904,748	)(a)
(1,357,329)	1,408,038	(9,739)		12,591		(458,703)		325,488

See accompanying notes to the financial statements.

262 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Real Estate ProFund		U.S. Government Plus ProFund
	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(28,232)	$(42,993)	$(345,271)	$(490,144)
Net realized gains (losses) on investments	77,774	(802,069)	(8,291,983)	16,765,258
Change in net unrealized appreciation/depreciation on investments	2,696	70,105	(1,229,746)	(1,313,263)
Change in net assets resulting from operations	52,238	(774,957)	(9,867,000)	14,961,851
Change in net assets resulting from capital transactions	(547,275)	(1,602,805)	(8,224,364)	(30,705,276)
Change in net assets	(495,037)	(2,377,762)	(18,091,364)	(15,743,425)
NET ASSETS:
Beginning of period	1,276,334	3,654,096	39,999,467	55,742,892
End of period	$781,297	$1,276,334	$21,908,103	$39,999,467
Accumulated net investment income (loss)	$(46,085)	$(78,262)	$(5,464)	$(511,214)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$43,171,128	$49,938,000	$1,995,347,927	$2,376,783,645
Value of shares redeemed	(43,718,748)	(51,543,397)	(1,991,192,373)	(2,419,847,796)
Service Class
Proceeds from shares issued	762,860	112,987	175,032,996	285,796,238
Value of shares redeemed	(762,515)	(110,395)	(187,412,914)	(273,437,363)
Change in net assets resulting from capital transactions	$(547,275)	$(1,602,805)	$(8,224,364)	$(30,705,276)
SHARE TRANSACTIONS:
Investor Class
Issued	2,585,860	2,573,685	35,497,801	42,113,434
Redeemed	(2,616,788)	(2,678,348)	(35,477,234)	(42,780,768)
Service Class
Issued	51,789	6,418	3,384,597	5,612,871
Redeemed	(51,665)	(6,275)	(3,638,690)	(5,370,381)
Change in shares	(30,804)	(104,520)	(233,526)	(424,844)

(a)         As described in Note 10, share amounts have been adjusted for 1:8 reverse stock split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 263

Rising Rates Opportunity 10 ProFund		Rising Rates Opportunity ProFund				Rising U.S. Dollar ProFund
Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2017		Year Ended July 31, 2016		Year Ended July 31, 2017	Year Ended July 31, 2016

$(139,814)	$(233,381)	$(538,280)		$(828,308)		$(533,210)	$(737,037)
618,097	(1,414,329)	10,085,375		(11,430,901)		1,686,288	(1,214,811)
(139,227)	331,436	365,386		3,166,035		(410,234)	(745,022)
339,056	(1,316,274)	9,912,481		(9,093,174)		742,844	(2,696,870)
(498,555)	(12,524,733)	(13,537,906)		(25,618,108)		(24,484,983)	(1,455,962)
(159,499)	(13,841,007)	(3,625,425)		(34,711,282)		(23,742,139)	(4,152,832)

9,322,687	23,163,694	37,076,942		71,788,224		46,097,284	50,250,116
$9,163,188	$9,322,687	$33,451,517		$37,076,942		$22,355,145	$46,097,284
$(241,728)	$(437,397)	$(1,058,180)		$(1,500,019)		$(927,234)	$(815,492)

$24,406,071	$10,200,826	$1,336,135,269		$1,771,275,662		$111,717,914	$135,099,807
(24,002,423)	(23,791,336)	(1,347,466,427)		(1,789,642,937)		(127,670,517)	(135,348,659)

377,001	1,645,996	159,954,610		231,576,794		46,108,078	49,823,403
(1,279,204)	(580,219)	(162,161,358)		(238,827,627)		(54,640,458)	(51,030,513)
$(498,555)	$(12,524,733)	$(13,537,906)		$(25,618,108)		$(24,484,983)	$(1,455,962)

1,608,531	670,900	33,514,814	(a)	42,920,236	(a)	3,847,355	4,695,471
(1,586,191)	(1,552,496)	(33,682,761	)(a)	(43,275,306	)(a)	(4,381,065)	(4,725,553)

25,737	111,699	4,313,171	(a)	5,725,625	(a)	1,793,246	1,879,633
(89,218)	(39,643)	(4,365,174	)(a)	(5,892,048	)(a)	(2,101,140)	(1,935,381)
(41,141)	(809,540)	(219,950)		(521,493)		(841,604)	(85,830)

See accompanying notes to the financial statements.

264 :: Statements of Changes in Net Assets :: July 31, 2017

	Falling U.S. Dollar ProFund
	Year Ended July 31, 2017	Year Ended July 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(55,373)	$(108,628)
Net realized gains (losses) on investments	(298,351)	(6,736)
Change in net unrealized appreciation/depreciation on investments	103,850	15,769
Change in net assets resulting from operations	(249,874)	(99,595)
Change in net assets resulting from capital transactions	(1,062,665)	(762,051)
Change in net assets	(1,312,539)	(861,646)
NET ASSETS:
Beginning of period	3,765,179	4,626,825
End of period	$2,452,640	$3,765,179
Accumulated net investment income (loss)	$(120,253)	$(145,213)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$13,019,427	$29,455,817
Value of shares redeemed	(13,450,429)	(29,538,507)
Service Class
Proceeds from shares issued	27,066,908	42,269,656
Value of shares redeemed	(27,698,571)	(42,949,017)
Change in net assets resulting from capital transactions	$(1,062,665)	$(762,051)
SHARE TRANSACTIONS:
Investor Class
Issued	758,721	1,634,256
Redeemed	(787,740)	(1,653,291)
Service Class
Issued	1,654,567	2,473,304
Redeemed	(1,701,467)	(2,502,136)
Change in shares	(75,919)	(47,867)

See accompanying notes to the financial statements.

Financial Highlights

266 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments		Total Distributions
Bull ProFund
Investor Class
Year Ended July 31, 2017	$99.34	(0.45)	14.05		13.60	—		—
Year Ended July 31, 2016	$95.88	(0.28)	3.74		3.46	—		—
Year Ended July 31, 2015	$87.77	(0.31)	8.42		8.11	—		—
Year Ended July 31, 2014	$76.56	(0.47)	11.68		11.21	—		—
Year Ended July 31, 2013	$62.44	(0.41)	14.53		14.12	—		—
Service Class
Year Ended July 31, 2017	$84.76	(1.34)	11.99		10.65	—		—
Year Ended July 31, 2016	$82.62	(1.08)	3.22		2.14	—		—
Year Ended July 31, 2015	$76.39	(1.12)	7.35		6.23	—		—
Year Ended July 31, 2014	$67.32	(1.19)	10.26		9.07	—		—
Year Ended July 31, 2013	$55.46	(1.00)	12.86		11.86	—		—
Mid-Cap ProFund
Investor Class
Year Ended July 31, 2017	$77.58	(0.42)	10.15		9.73	—		—
Year Ended July 31, 2016	$74.89	(0.33)	3.05	(c)	2.72	(0.03	)(d)	(0.03)
Year Ended July 31, 2015	$69.08	(0.39)	6.86		6.47	(0.66)		(0.66)
Year Ended July 31, 2014	$63.20	(0.41)	7.39		6.98	(1.10)		(1.10)
Year Ended July 31, 2013	$48.49	(0.48)	15.19		14.71	—		—
Service Class
Year Ended July 31, 2017	$67.36	(1.13)	8.83		7.70	—		—
Year Ended July 31, 2016	$65.71	(0.95)	2.63	(c)	1.68	(0.03	)(d)	(0.03)
Year Ended July 31, 2015	$61.30	(1.04)	6.11		5.07	(0.66)		(0.66)
Year Ended July 31, 2014	$56.75	(1.02)	6.67		5.65	(1.10)		(1.10)
Year Ended July 31, 2013	$43.97	(0.98)	13.76		12.78	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$112.94	13.68%	1.58%	1.58%	(0.44)%	$80,095	4%
$99.34	3.61%	1.58%	1.58%	(0.31)%	$57,666	368%
$95.88	9.26%	1.59%	1.59%	(0.34)%	$61,512	154%
$87.77	14.63%	1.58%	1.58%	(0.57)%	$104,942	78%
$76.56	22.61%	1.75%	1.75%	(0.61)%	$83,880	25%

$95.41	12.55%	2.58%	2.58%	(1.44)%	$8,533	4%
$84.76	2.60%	2.58%	2.58%	(1.31)%	$5,380	368%
$82.62	8.16%	2.59%	2.59%	(1.34)%	$7,792	154%
$76.39	13.47%	2.58%	2.58%	(1.57)%	$10,987	78%
$67.32	21.38%	2.75%	2.75%	(1.61)%	$6,429	25%

$87.31	12.54%	1.57%	1.57%	(0.51)%	$47,686	603%
$77.58	3.64%	1.51%	1.51%	(0.47)%	$56,035	1,455%
$74.89	9.47%	1.46%	1.46%	(0.53)%	$26,624	158%
$69.08	11.12%	1.43%	1.43%	(0.61)%	$25,191	211%
$63.20	30.34%	1.75%	1.75%	(0.88)%	$26,811	393%

$75.06	11.41%	2.57%	2.57%	(1.51)%	$952	603%
$67.36	2.57%	2.51%	2.51%	(1.47)%	$981	1,455%
$65.71	8.40%	2.46%	2.46%	(1.53)%	$5,174	158%
$61.30	10.03%	2.43%	2.43%	(1.61)%	$4,877	211%
$56.75	29.07%	2.75%	2.75%	(1.88)%	$985	393%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         Subsequent to the issuance of the July 31, 2016 financial statements, less than $0.005 of the distribution was determined to be return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 267

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Small-Cap ProFund
Investor Class
Year Ended July 31, 2017	$67.60	(0.66)	11.24		10.58	—	—
Year Ended July 31, 2016	$68.32	(0.72)	—	(c)(d)	(0.72)	—	—
Year Ended July 31, 2015	$62.44	(0.92)	6.80		5.88	—	—
Year Ended July 31, 2014	$58.41	(0.61)	4.64		4.03	—	—
Year Ended July 31, 2013	$43.95	(0.49)	14.95		14.46	—	—
Service Class
Year Ended July 31, 2017	$58.16	(1.29)	9.75		8.46	—	—
Year Ended July 31, 2016	$59.37	(1.26)	0.05	(d)	(1.21)	—	—
Year Ended July 31, 2015	$54.78	(1.50)	6.09		4.59	—	—
Year Ended July 31, 2014	$51.77	(1.17)	4.18		3.01	—	—
Year Ended July 31, 2013	$39.33	(0.93)	13.37		12.44	—	—
NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2017	$47.81	(0.33)	11.48		11.15	—	—
Year Ended July 31, 2016(e)	$46.73	(0.37)	1.45		1.08	—	—
Year Ended July 31, 2015(e)	$40.45	(0.38)	7.11		6.73	(0.45)	(0.45)
Year Ended July 31, 2014(e)	$33.19	(0.29)	8.47		8.18	(0.92)	(0.92)
Year Ended July 31, 2013(e)	$29.01	(0.30)	4.90		4.60	(0.42)	(0.42)
Service Class
Year Ended July 31, 2017	$40.36	(0.78)	9.69		8.91	—	—
Year Ended July 31, 2016(e)	$39.85	(0.75)	1.26		0.51	—	—
Year Ended July 31, 2015(e)	$34.91	(0.76)	6.15		5.39	(0.45)	(0.45)
Year Ended July 31, 2014(e)	$29.05	(0.62)	7.40		6.78	(0.92)	(0.92)
Year Ended July 31, 2013(e)	$25.70	(0.57)	4.34		3.77	(0.42)	(0.42)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$78.18	15.65%	1.79%	1.76%	(0.90)%	$28,094	401%
$67.60	(1.05)%	1.93%	1.80%	(1.16)%	$48,967	190%
$68.32	9.49%	1.85%	1.76%	(1.39)%	$22,679	114%
$62.44	6.83%	1.75%	1.72%	(0.96)%	$13,987	252%
$58.41	32.90%	2.12%	1.76%	(0.98)%	$32,724	264%

$66.62	14.53%	2.79%	2.76%	(1.90)%	$1,260	401%
$58.16	(2.02)%	2.93%	2.80%	(2.16)%	$560	190%
$59.37	8.42%	2.85%	2.76%	(2.39)%	$4,217	114%
$54.78	5.76%	2.75%	2.72%	(1.96)%	$2,342	252%
$51.77	31.66%	3.12%	2.76%	(1.98)%	$1,914	264%

$58.96	23.32%	1.49%	1.49%	(0.64)%	$99,069	4%
$47.81	2.30%	1.54%	1.54%	(0.84)%	$53,723	362%
$46.73	16.75%	1.60%	1.60%	(0.89)%	$53,777	100%
$40.45	24.98%	1.65%	1.65%	(0.82)%	$49,249	147%
$33.19	16.13%	1.78%	1.78%	(1.01)%	$31,567	331%

$49.27	22.05%	2.49%	2.49%	(1.64)%	$5,022	4%
$40.36	1.27%	2.54%	2.54%	(1.84)%	$2,863	362%
$39.85	15.57%	2.60%	2.60%	(1.89)%	$25,334	100%
$34.91	23.72%	2.65%	2.65%	(1.82)%	$8,007	147%
$29.05	14.94%	2.77%	2.77%	(2.00)%	$5,496	331%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than $0.005.

(d)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)          As described in Note 10, adjusted for 3:1 stock split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

268 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2017	$54.89	0.43	6.23	6.66	(0.13)	—	(0.13)
Year Ended July 31, 2016	$53.40	0.49	1.64	2.13	(0.38)	(0.26)	(0.64)
Year Ended July 31, 2015	$52.78	0.40	2.05	2.45	(0.32)	(1.51)	(1.83)
Year Ended July 31, 2014	$49.97	0.29	5.53	5.82	(0.82)	(2.19)	(3.01)
Year Ended July 31, 2013	$39.48	0.38	10.56	10.94	(0.33)	(0.12)	(0.45)
Service Class
Year Ended July 31, 2017	$50.33	(0.10)	5.65	5.55	—	—	—
Year Ended July 31, 2016	$49.33	0.02	1.44	1.46	(0.20)	(0.26)	(0.46)
Year Ended July 31, 2015	$49.07	(0.11)	1.88	1.77	—	(1.51)	(1.51)
Year Ended July 31, 2014	$46.63	(0.19)	5.11	4.92	(0.29)	(2.19)	(2.48)
Year Ended July 31, 2013	$36.91	(0.03)	9.87	9.84	—	(0.12)	(0.12)
Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2017	$68.05	— (c)	9.97	9.97	—	(0.93)	(0.93)
Year Ended July 31, 2016	$65.97	(0.02)	2.14	2.12	—	(0.04)	(0.04)
Year Ended July 31, 2015	$59.32	(0.01)	7.81	7.80	—	(1.15)	(1.15)
Year Ended July 31, 2014	$52.80	(0.06)	8.86	8.80	—	(2.28)	(2.28)
Year Ended July 31, 2013	$44.90	0.12	7.99	8.11	(0.21)	—	(0.21)
Service Class
Year Ended July 31, 2017	$59.27	(0.62)	8.62	8.00	—	(0.93)	(0.93)
Year Ended July 31, 2016	$58.05	(0.57)	1.83	1.26	—	(0.04)	(0.04)
Year Ended July 31, 2015	$52.82	(0.57)	6.95	6.38	—	(1.15)	(1.15)
Year Ended July 31, 2014	$47.71	(0.57)	7.96	7.39	—	(2.28)	(2.28)
Year Ended July 31, 2013	$40.81	(0.32)	7.22	6.90	—	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$61.42	12.12%	1.85%	1.78%	0.75%		$6,916	498%
$54.89	4.11%	1.86%	1.78%	0.97%		$11,599	813%
$53.40	4.73%	1.96%	1.84%	0.74%		$9,509	600%
$52.78	12.08%	1.89%	1.87%	0.58%		$28,627	593%
$49.97	27.98%	1.76%	1.75%	0.87%		$23,658	428%

$55.88	11.01%	2.85%	2.78%	(0.25)%		$2,159	498%
$50.33	3.06%	2.86%	2.78%	(0.03)%		$2,182	813%
$49.33	3.67%	2.96%	2.84%	(0.26)%		$750	600%
$49.07	10.94%	2.89%	2.87%	(0.42)%		$4,104	593%
$46.63	26.73%	2.76%	2.75%	(0.13)%		$4,522	428%

$77.09	14.82%	1.68%	1.68%	—	%(d)	$32,726	592%
$68.05	3.23%	1.78%	1.78%	(0.03)%		$23,301	460%
$65.97	13.31%	1.92%	1.78%	(0.01)%		$15,741	550%
$59.32	17.06%	1.99%	1.91%	(0.11)%		$13,666	749%
$52.80	18.14%	1.81%	1.81%	0.26%		$16,811	596%

$66.34	13.68%	2.68%	2.68%	(1.00)%		$3,945	592%
$59.27	2.19%	2.78%	2.78%	(1.03)%		$1,165	460%
$58.05	12.22%	2.92%	2.78%	(1.01)%		$8,346	550%
$52.82	15.91%	2.99%	2.91%	(1.11)%		$3,537	749%
$47.71	16.91%	2.81%	2.81%	(0.74)%		$3,677	596%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than $0.005.

(d)         Amount is less than 0.005%.

See accompanying notes to the financial statements.

Financial Highlights :: 269

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2017	$69.63	(0.01)	8.99		8.98	(0.18)	(0.24)	(0.42)
Year Ended July 31, 2016	$65.60	0.26	3.77		4.03	—	—	—
Year Ended July 31, 2015	$66.49	(0.04)	2.38		2.34	—	(3.23)	(3.23)
Year Ended July 31, 2014	$59.19	(0.07)	7.37		7.30	—	—	—
Year Ended July 31, 2013	$44.62	0.21	14.41		14.62	(0.05)	—	(0.05)
Service Class
Year Ended July 31, 2017	$60.06	(0.64)	7.72		7.08	—	(0.24)	(0.24)
Year Ended July 31, 2016	$57.22	(0.29)	3.13		2.84	—	—	—
Year Ended July 31, 2015	$58.98	(0.64)	2.11		1.47	—	(3.23)	(3.23)
Year Ended July 31, 2014	$53.00	(0.64)	6.62		5.98	—	—	—
Year Ended July 31, 2013	$40.32	(0.25)	12.93		12.68	—	—	—
Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2017	$73.58	(0.44)	9.13		8.69	—	—	—
Year Ended July 31, 2016	$72.42	(0.38)	1.54	(c)	1.16	—	—	—
Year Ended July 31, 2015	$63.43	(0.33)	9.32		8.99	—	—	—
Year Ended July 31, 2014	$58.12	(0.49)	5.80		5.31	—	—	—
Year Ended July 31, 2013	$45.31	(0.24)	13.05		12.81	—	—	—
Service Class
Year Ended July 31, 2017	$63.07	(1.09)	7.84		6.75	—	—	—
Year Ended July 31, 2016	$62.72	(0.96)	1.31	(c)	0.35	—	—	—
Year Ended July 31, 2015	$55.50	(0.94)	8.16		7.22	—	—	—
Year Ended July 31, 2014	$51.38	(1.04)	5.16		4.12	—	—	—
Year Ended July 31, 2013	$40.44	(0.70)	11.64		10.94	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$78.19	12.90%	1.85%	1.78%	(0.01)%	$7,609	281%
$69.63	6.14%	1.84%	1.78%	0.41%	$33,251	913%
$65.60	3.65%	2.29%	1.78%	(0.06)%	$5,837	681%
$66.49	12.33%	1.95%	1.78%	(0.11)%	$17,743	689%
$59.19	32.80%	1.99%	1.77%	0.41%	$21,421	676%

$66.90	11.78%	2.85%	2.78%	(1.01)%	$626	281%
$60.06	4.98%	2.84%	2.78%	(0.59)%	$1,458	913%
$57.22	2.60%	3.29%	2.78%	(1.06)%	$725	681%
$58.98	11.28%	2.95%	2.78%	(1.11)%	$4,816	689%
$53.00	31.45%	2.99%	2.77%	(0.59)%	$4,589	676%

$82.27	11.81%	1.80%	1.78%	(0.59)%	$9,086	242%
$73.58	1.60%	1.81%	1.78%	(0.58)%	$22,383	666%
$72.42	14.17%	1.85%	1.74%	(0.50)%	$11,267	712%
$63.43	9.14%	1.97%	1.78%	(0.82)%	$6,271	924%
$58.12	28.27%	1.89%	1.76%	(0.48)%	$11,152	642%

$69.82	10.68%	2.80%	2.78%	(1.59)%	$1,305	242%
$63.07	0.57%	2.81%	2.78%	(1.58)%	$1,875	666%
$62.72	13.01%	2.85%	2.74%	(1.50)%	$8,069	712%
$55.50	8.02%	2.97%	2.78%	(1.82)%	$3,510	924%
$51.38	27.05%	2.89%	2.76%	(1.48)%	$4,431	642%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

270 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2017	$72.53	(0.17)	10.69		10.52	—	—	—
Year Ended July 31, 2016	$68.18	0.03	4.32		4.35	—	—	—
Year Ended July 31, 2015	$65.61	(0.23)	2.80		2.57	—	—	—
Year Ended July 31, 2014	$60.00	(0.13)	5.74		5.61	—	—	—
Year Ended July 31, 2013	$44.52	0.01	15.48		15.49	(0.01)	—	(0.01)
Service Class
Year Ended July 31, 2017	$62.93	(0.85)	9.27		8.42	—	—	—
Year Ended July 31, 2016	$59.75	(0.54)	3.72		3.18	—	—	—
Year Ended July 31, 2015	$58.07	(0.83)	2.51		1.68	—	—	—
Year Ended July 31, 2014	$53.66	(0.71)	5.12		4.41	—	—	—
Year Ended July 31, 2013	$40.19	(0.46)	13.93		13.47	—	—	—
Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2017	$69.40	(0.43)	11.87		11.44	—	—	—
Year Ended July 31, 2016	$70.34	(0.34)	1.06	(c)	0.72	—	(1.66)	(1.66)
Year Ended July 31, 2015	$65.44	(0.38)	10.15		9.77	—	(4.87)	(4.87)
Year Ended July 31, 2014	$60.56	(0.58)	5.46		4.88	—	—	—
Year Ended July 31, 2013	$46.62	(0.41)	14.35		13.94	—	—	—
Service Class
Year Ended July 31, 2017	$58.86	(1.08)	10.08		9.00	—	—	—
Year Ended July 31, 2016	$60.54	(0.90)	0.88	(c)	(0.02)	—	(1.66)	(1.66)
Year Ended July 31, 2015	$57.48	(0.97)	8.90		7.93	—	(4.87)	(4.87)
Year Ended July 31, 2014	$53.76	(1.16)	4.88		3.72	—	—	—
Year Ended July 31, 2013	$41.80	(0.88)	12.84		11.96	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$83.05	14.49%	1.78%	1.78%	(0.21)%	$13,113	393%
$72.53	6.40%	1.83%	1.81%	0.05%	$25,071	1,206%
$68.18	3.92%	2.21%	1.89%	(0.34)%	$5,541	1,184%
$65.61	9.35%	1.75%	1.73%	(0.21)%	$4,959	413%
$60.00	34.81%	1.97%	1.76%	0.03%	$34,020	674%

$71.35	13.34%	2.78%	2.78%	(1.21)%	$657	393%
$62.93	5.37%	2.83%	2.81%	(0.95)%	$594	1,206%
$59.75	2.88%	3.21%	2.89%	(1.34)%	$373	1,184%
$58.07	8.22%	2.75%	2.73%	(1.21)%	$2,550	413%
$53.66	33.52%	2.97%	2.76%	(0.97)%	$9,081	674%

$80.84	16.48%	1.78%	1.78%	(0.57)%	$15,569	511%
$69.40	1.21%	1.91%	1.78%	(0.53)%	$16,250	710%
$70.34	15.60%	1.85%	1.74%	(0.58)%	$23,772	887%
$65.44	8.06%	2.01%	1.78%	(0.91)%	$7,929	654%
$60.56	29.90%	2.04%	1.77%	(0.79)%	$20,695	614%

$67.86	15.27%	2.78%	2.78%	(1.57)%	$2,651	511%
$58.86	0.18%	2.91%	2.78%	(1.53)%	$998	710%
$60.54	14.50%	2.85%	2.74%	(1.58)%	$4,465	887%
$57.48	6.92%	3.01%	2.78%	(1.91)%	$1,321	654%
$53.76	28.61%	3.04%	2.77%	(1.79)%	$3,959	614%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 271

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Europe 30 ProFund
Investor Class
Year Ended July 31, 2017	$11.99	0.24	2.15	2.39	(0.39)	(0.39)
Year Ended July 31, 2016	$14.48	0.37	(1.50)	(1.13)	(1.36)	(1.36)
Year Ended July 31, 2015	$16.16	0.33	(1.85)	(1.52)	(0.16)	(0.16)
Year Ended July 31, 2014	$13.91	0.62	1.76	2.38	(0.13)	(0.13)
Year Ended July 31, 2013	$11.52	0.15	2.24	2.39	—	—
Service Class
Year Ended July 31, 2017	$12.35	0.10	2.27	2.37	—	—
Year Ended July 31, 2016	$14.80	0.25	(1.53)	(1.28)	(1.17)	(1.17)
Year Ended July 31, 2015	$16.54	0.17	(1.88)	(1.71)	(0.03)	(0.03)
Year Ended July 31, 2014	$14.27	0.46	1.83	2.29	(0.02)	(0.02)
Year Ended July 31, 2013	$11.94	0.02	2.31	2.33	—	—
UltraBull ProFund
Investor Class
Year Ended July 31, 2017	$113.58	0.10	33.76	33.86	—	—
Year Ended July 31, 2016	$107.48	(0.01)	6.11	6.10	—	—
Year Ended July 31, 2015	$90.36	(0.23)	17.35	17.12	—	—
Year Ended July 31, 2014	$68.70	(0.22)	21.88	21.66	—	—
Year Ended July 31, 2013	$45.83	(0.16)	23.03	22.87	—	—
Service Class
Year Ended July 31, 2017	$97.06	(0.98)	28.67	27.69	—	—
Year Ended July 31, 2016	$92.77	(0.85)	5.14	4.29	—	—
Year Ended July 31, 2015	$78.76	(1.11)	15.12	14.01	—	—
Year Ended July 31, 2014	$60.47	(0.89)	19.18	18.29	—	—
Year Ended July 31, 2013	$40.75	(0.66)	20.38	19.72	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$13.99	20.40%	1.82%	1.78%	1.90%	$11,133	1,157%
$11.99	(8.11)%	1.84%	1.78%	3.14%	$3,726	718%
$14.48	(9.50)%	1.80%	1.78%	2.18%	$3,628	394%
$16.16	17.24%	1.79%	1.75%	3.94%	$23,050	485%
$13.91	20.75%	1.84%	1.81%	1.15%	$6,143	719%

$14.72	19.19%	2.82%	2.78%	0.90%	$477	1,157%
$12.35	(8.96)%	2.84%	2.78%	2.14%	$262	718%
$14.80	(10.34)%	2.80%	2.78%	1.18%	$1,631	394%
$16.54	16.06%	2.79%	2.75%	2.94%	$3,755	485%
$14.27	19.51%	2.84%	2.81%	0.15%	$3,086	719%

$147.44	29.79%	1.42%	1.42%	0.08%	$132,494	9%
$113.58	5.69%	1.46%	1.46%	(0.01)%	$89,043	165%
$107.48	18.95%	1.52%	1.52%	(0.23)%	$84,932	258%
$90.36	31.53%	1.57%	1.57%	(0.28)%	$82,480	509%
$68.70	49.90%	1.69%	1.69%	(0.29)%	$72,957	947%

$124.75	28.49%	2.42%	2.42%	(0.92)%	$3,259	9%
$97.06	4.65%	2.46%	2.46%	(1.01)%	$1,481	165%
$92.77	17.79%	2.52%	2.52%	(1.23)%	$10,015	258%
$78.76	30.25%	2.57%	2.57%	(1.28)%	$26,674	509%
$60.47	48.39%	2.69%	2.69%	(1.29)%	$19,384	947%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

272 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2017	$96.43	(0.33)	25.59	25.26	—	—
Year Ended July 31, 2016	$91.75	(0.34)	5.02	4.68	—	—
Year Ended July 31, 2015	$82.63	(0.60)	15.58	14.98	(5.86)	(5.86)
Year Ended July 31, 2014	$67.54	(0.56)	15.65	15.09	—	—
Year Ended July 31, 2013	$39.87	(0.37)	28.04	27.67	—	—
Service Class
Year Ended July 31, 2017	$82.48	(1.27)	21.89	20.62	—	—
Year Ended July 31, 2016	$79.25	(1.05)	4.28	3.23	—	—
Year Ended July 31, 2015	$72.84	(1.39)	13.66	12.27	(5.86)	(5.86)
Year Ended July 31, 2014	$60.15	(1.24)	13.93	12.69	—	—
Year Ended July 31, 2013	$35.87	(0.84)	25.12	24.28	—	—
UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2017	$39.08	(0.31)	13.47	13.16	—	—
Year Ended July 31, 2016	$41.54	(0.25)	(2.21)	(2.46)	—	—
Year Ended July 31, 2015	$34.68	(0.33)	7.19	6.86	—	—
Year Ended July 31, 2014	$30.67	(0.30)	4.31	4.01	—	—
Year Ended July 31, 2013	$17.46	(0.15)	13.36	13.21	—	—
Service Class
Year Ended July 31, 2017	$33.30	(0.70)	11.48	10.78	—	—
Year Ended July 31, 2016	$35.78	(0.54)	(1.94)	(2.48)	—	—
Year Ended July 31, 2015	$30.16	(0.66)	6.28	5.62	—	—
Year Ended July 31, 2014	$26.95	(0.61)	3.82	3.21	—	—
Year Ended July 31, 2013	$15.50	(0.35)	11.80	11.45	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$121.69	26.18%	1.46%	1.46%	(0.30)%	$98,608	35%
$96.43	5.11%	1.50%	1.50%	(0.42)%	$76,445	89%
$91.75	19.26%	1.56%	1.56%	(0.67)%	$79,173	29%
$82.63	22.34%	1.60%	1.60%	(0.72)%	$62,788	40%
$67.54	69.40%	1.69%	1.69%	(0.70)%	$57,274	50%

$103.10	24.99%	2.46%	2.46%	(1.30)%	$3,079	35%
$82.48	4.09%	2.50%	2.50%	(1.42)%	$1,116	89%
$79.25	18.07%	2.56%	2.56%	(1.67)%	$1,978	29%
$72.84	21.10%	2.60%	2.60%	(1.72)%	$1,680	40%
$60.15	67.69%	2.69%	2.69%	(1.70)%	$2,315	50%

$52.24	33.65%	1.50%	1.50%	(0.68)%	$90,054	71%
$39.08	(5.92)%	1.60%	1.60%	(0.73)%	$60,083	123%
$41.54	19.78%	1.66%	1.66%	(0.85)%	$47,826	50%
$34.68	13.07%	1.68%	1.68%	(0.85)%	$49,120	45%
$30.67	75.66%	1.81%	1.81%	(0.67)%	$46,231	149%

$44.08	32.37%	2.50%	2.50%	(1.68)%	$720	71%
$33.30	(6.93)%	2.60%	2.60%	(1.73)%	$491	123%
$35.78	18.63%	2.66%	2.66%	(1.85)%	$1,075	50%
$30.16	11.91%	2.68%	2.68%	(1.85)%	$3,929	45%
$26.95	73.87%	2.81%	2.81%	(1.67)%	$3,104	149%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 273

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2017	$70.50	0.08	29.99	30.07	$100.57
Year Ended July 31, 2016	$64.98	0.01	5.51	5.52	$70.50
Year Ended July 31, 2015	$56.67	(0.23)	8.54	8.31	$64.98
Year Ended July 31, 2014	$49.33	(0.14)	7.48	7.34	$56.67
Year Ended July 31, 2013	$34.23	(0.07)	15.17	15.10	$49.33
Service Class
Year Ended July 31, 2017	$63.07	(0.68)	26.71	26.03	$89.10
Year Ended July 31, 2016	$58.71	(0.55)	4.91	4.36	$63.07
Year Ended July 31, 2015	$51.72	(0.81)	7.80	6.99	$58.71
Year Ended July 31, 2014	$45.49	(0.63)	6.86	6.23	$51.72
Year Ended July 31, 2013	$31.88	(0.45)	14.06	13.61	$45.49
UltraNASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2017	$103.22	(0.59)	53.64	53.05	$156.27
Year Ended July 31, 2016	$101.20	(0.53)	2.55	2.02	$103.22
Year Ended July 31, 2015	$74.43	(0.57)	27.34	26.77	$101.20
Year Ended July 31, 2014	$47.64	(0.28)	27.07	26.79	$74.43
Year Ended July 31, 2013	$35.25	(0.20)	12.59	12.39	$47.64
Service Class
Year Ended July 31, 2017	$87.09	(1.63)	45.09	43.46	$130.55
Year Ended July 31, 2016	$86.26	(1.31)	2.14	0.83	$87.09
Year Ended July 31, 2015	$64.07	(1.33)	23.52	22.19	$86.26
Year Ended July 31, 2014	$41.41	(0.82)	23.48	22.66	$64.07
Year Ended July 31, 2013	$30.95	(0.54)	11.00	10.46	$41.41

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

42.63%	1.71%	1.71%	0.10%	$29,931	—	(c)
8.51%	1.78%	1.76%	0.01%	$18,787	20%
14.66%	1.78%	1.75%	(0.36)%	$17,391	59%
14.88%	1.82%	1.78%	(0.27)%	$16,151	82%
44.11%	2.02%	1.76%	(0.18)%	$20,629	444	%(d)

41.27%	2.71%	2.71%	(0.90)%	$1,291	—	(c)
7.43%	2.78%	2.76%	(0.99)%	$680	20%
13.52%	2.78%	2.75%	(1.36)%	$1,415	59%
13.70%	2.82%	2.78%	(1.27)%	$1,473	82%
42.69%	3.01%	2.75%	(1.17)%	$1,432	444	%(d)

51.39%	1.43%	1.43%	(0.48)%	$379,105	4%
2.00%	1.47%	1.47%	(0.58)%	$245,418	6%
35.97%	1.52%	1.52%	(0.65)%	$254,034	9%
56.23%	1.57%	1.57%	(0.47)%	$234,678	5%
35.15%	1.68%	1.68%	(0.50)%	$147,043	13%

49.89%	2.43%	2.43%	(1.48)%	$11,189	4%
0.97%	2.47%	2.47%	(1.58)%	$8,600	6%
34.63%	2.52%	2.52%	(1.65)%	$9,164	9%
54.72%	2.57%	2.57%	(1.47)%	$9,731	5%
33.80%	2.68%	2.68%	(1.50)%	$5,073	13%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than 0.5%.

(d)         The portfolio turnover rate significantly increased due to there being sales and purchases of equity securities during the year.

See accompanying notes to the financial statements.

274 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraInternational ProFund
Investor Class
Year Ended July 31, 2017	$12.89	(0.17)	4.38	4.21	—	—
Year Ended July 31, 2016	$16.53	(0.21)	(3.43)	(3.64)	—	—
Year Ended July 31, 2015	$17.51	(0.26)	(0.72)	(0.98)	—	—
Year Ended July 31, 2014	$14.16	(0.26)	3.61	3.35	—	—
Year Ended July 31, 2013	$9.65	(0.20)	4.71	4.51	—	—
Service Class
Year Ended July 31, 2017	$11.86	(0.31)	4.04	3.73	—	—
Year Ended July 31, 2016	$15.37	(0.34)	(3.17)	(3.51)	—	—
Year Ended July 31, 2015	$16.45	(0.42)	(0.66)	(1.08)	—	—
Year Ended July 31, 2014	$13.43	(0.42)	3.44	3.02	—	—
Year Ended July 31, 2013	$9.24	(0.32)	4.51	4.19	—	—
UltraEmerging Markets ProFund(c)
Investor Class
Year Ended July 31, 2017	$39.22	(0.02)	22.43	22.41	—	—
Year Ended July 31, 2016	$40.11	— (d)	(0.89)	(0.89)	—	—
Year Ended July 31, 2015	$63.52	(0.10)	(23.11)	(23.21)	(0.20)	(0.20)
Year Ended July 31, 2014	$47.58	0.15	15.84	15.99	(0.05)	(0.05)
Year Ended July 31, 2013	$54.61	0.05	(7.03)	(6.98)	(0.05)	(0.05)
Service Class
Year Ended July 31, 2017	$37.07	(0.46)	21.06	20.60	—	—
Year Ended July 31, 2016	$38.32	(0.30)	(0.95)	(1.25)	—	—
Year Ended July 31, 2015	$61.03	(0.65)	(22.06)	(22.71)	—	—
Year Ended July 31, 2014	$46.15	(0.40)	15.28	14.88	—	—
Year Ended July 31, 2013	$53.48	(0.50)	(6.83)	(7.33)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$17.10	32.66%	1.78%	1.78%	(1.15)%	$20,851	—
$12.89	(22.02)%	1.81%	1.81%	(1.64)%	$7,257	—
$16.53	(5.54)%	1.60%	1.60%	(1.57)%	$8,912	—
$17.51	23.59%	1.52%	1.52%	(1.50)%	$17,887	—
$14.16	46.74%	1.67%	1.67%	(1.59)%	$5,841	—

$15.59	31.45%	2.78%	2.78%	(2.15)%	$1,362	—
$11.86	(22.84)%	2.81%	2.81%	(2.64)%	$108	—
$15.37	(6.51)%	2.60%	2.60%	(2.57)%	$249	—
$16.45	22.41%	2.52%	2.52%	(2.50)%	$233	—
$13.43	45.35%	2.67%	2.67%	(2.59)%	$389	—

$61.63	57.02%	1.62%	1.62%	(0.04)%	$68,758	225%
$39.22	(2.12)%	1.80%	1.79%	0.04%	$14,838	402%
$40.11	(36.61)%	1.88%	1.88%	(0.19)%	$9,668	225%
$63.52	33.52%	1.79%	1.79%	0.24%	$29,777	264%
$47.58	(12.74)%	1.82%	1.82%	0.12%	$15,469	122%

$57.67	55.65%	2.62%	2.62%	(1.04)%	$1,238	225%
$37.07	(3.26)%	2.80%	2.79%	(0.96)%	$513	402%
$38.32	(37.26)%	2.88%	2.88%	(1.19)%	$361	225%
$61.03	32.29%	2.79%	2.79%	(0.76)%	$3,484	264%
$46.15	(13.74)%	2.82%	2.82%	(0.88)%	$2,888	122%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          As described in Note 10, share amounts adjusted for 1:5 reverse stock split that occurred on December 5, 2016.

(d)         Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 275

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraLatin America ProFund
Investor Class
Year Ended July 31, 2017	$26.71	0.10	9.10	9.20	(0.08)	(0.08)
Year Ended July 31, 2016(c)	$28.80	0.12	(2.14)	(2.02)	(0.07)	(0.07)
Year Ended July 31, 2015(c)	$71.50	— (d)	(42.20)	(42.20)	(0.50)	(0.50)
Year Ended July 31, 2014(c)	$65.00	0.60	6.00	6.60	(0.10)	(0.10)
Year Ended July 31, 2013(c)	$87.10	0.20	(21.70)	(21.50)	(0.60)	(0.60)
Service Class
Year Ended July 31, 2017	$25.98	(0.21)	8.84	8.63	—	—
Year Ended July 31, 2016(c)	$28.17	(0.09)	(2.10)	(2.19)	—	—
Year Ended July 31, 2015(c)	$69.70	(0.40)	(41.13)	(41.53)	—	—
Year Ended July 31, 2014(c)	$63.90	(0.10)	5.90	5.80	—	—
Year Ended July 31, 2013(c)	$85.90	(0.70)	(21.30)	(22.00)	—	—
UltraChina ProFund
Investor Class
Year Ended July 31, 2017	$9.22	(0.08)	7.27	7.19	—	—
Year Ended July 31, 2016	$11.74	(0.08)	(2.44)	(2.52)	—	—
Year Ended July 31, 2015	$13.55	(0.07)	(1.74)	(1.81)	—	—
Year Ended July 31, 2014	$8.67	(0.07)	4.95	4.88	—	—
Year Ended July 31, 2013	$6.39	(0.04)	2.32	2.28	—	—
Service Class
Year Ended July 31, 2017	$8.49	(0.19)	6.67	6.48	—	—
Year Ended July 31, 2016	$10.91	(0.17)	(2.25)	(2.42)	—	—
Year Ended July 31, 2015	$12.72	(0.20)	(1.61)	(1.81)	—	—
Year Ended July 31, 2014	$8.22	(0.17)	4.67	4.50	—	—
Year Ended July 31, 2013	$6.13	(0.11)	2.20	2.09	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$35.83	34.56%	1.67%	1.67%		0.31%	$32,233	228%
$26.71	(6.86)%	1.79%	1.78%		0.56%	$24,605	587%
$28.80	(59.24)%	1.84%	1.81%		0.09%	$13,297	724%
$71.50	10.14%	1.87%	1.87%		0.86%	$13,509	490%
$65.00	(24.88)%	1.85%	1.85%		0.25%	$12,069	68%

$34.61	33.17%	2.67%	2.67%		(0.69)%	$419	228%
$25.98	(7.84)%	2.79%	2.78%		(0.44)%	$906	587%
$28.17	(59.54)%	2.84%	2.81%		(0.91)%	$84	724%
$69.70	9.08%	2.87%	2.87%		(0.14)%	$697	490%
$63.90	(25.61)%	2.85%	2.85%		(0.75)%	$532	68%

$16.41	77.98%	1.80%	1.80%		(0.68)%	$33,637	513%
$9.22	(21.47)%	1.85%	1.85%		(0.90)%	$7,375	323%
$11.74	(13.36)%	1.75%	1.75%		(0.48)%	$20,193	450%
$13.55	56.29%	1.79%	1.79%		(0.60)%	$22,551	266%
$8.67	35.68%	1.91%	1.76%		(0.52)%	$9,993	202%

$14.97	76.33%	2.80%	2.80%		(1.68)%	$2,434	513%
$8.49	(22.18)%	2.85%	2.85%		(1.90)%	$868	323%
$10.91	(14.23)%	2.75%	2.75%		(1.48)%	$321	450%
$12.72	54.74%	2.79%	2.79	%(e)	(1.60)%	$2,265	266%
$8.22	34.09%	2.91%	2.76%		(1.52)%	$871	202%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          As described in Note 10, share amounts have been adjusted for 1:10 stock split that occurred on December 14, 2015.

(d)         Amount is less than $0.005.

(e)          The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

276 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Capital Contributions		Net Asset Value, End of Period
UltraJapan ProFund
Investor Class
Year Ended July 31, 2017	$13.62	(0.22)	6.36	6.14	—		$19.76
Year Ended July 31, 2016	$24.02	(0.27)	(10.13)	(10.40)	—		$13.62
Year Ended July 31, 2015	$14.66	(0.34)	9.70	9.36	—		$24.02
Year Ended July 31, 2014	$12.49	(0.24)	2.41	2.17	—		$14.66
Year Ended July 31, 2013	$5.60	(0.19)	6.77	6.58	0.31	(c)	$12.49
Service Class
Year Ended July 31, 2017	$11.99	(0.37)	5.61	5.24	—		$17.23
Year Ended July 31, 2016	$21.32	(0.39)	(8.94)	(9.33)	—		$11.99
Year Ended July 31, 2015	$13.14	(0.52)	8.70	8.18	—		$21.32
Year Ended July 31, 2014	$11.31	(0.37)	2.20	1.83	—		$13.14
Year Ended July 31, 2013	$5.12	(0.29)	6.20	5.91	0.28	(c)	$11.31
Bear ProFund(d)
Investor Class
Year Ended July 31, 2017	$41.56	(0.41)	(5.69)	(6.10)	—		$35.46
Year Ended July 31, 2016	$45.82	(0.60)	(3.66)	(4.26)	—		$41.56
Year Ended July 31, 2015	$52.42	(0.75)	(5.85)	(6.60)	—		$45.82
Year Ended July 31, 2014	$62.88	(0.95)	(9.51)	(10.46)	—		$52.42
Year Ended July 31, 2013	$81.00	(1.20)	(16.92)	(18.12)	—		$62.88
Service Class
Year Ended July 31, 2017	$39.62	(0.79)	(5.37)	(6.16)	—		$33.46
Year Ended July 31, 2016	$44.10	(1.05)	(3.43)	(4.48)	—		$39.62
Year Ended July 31, 2015	$50.98	(1.25)	(5.63)	(6.88)	—		$44.10
Year Ended July 31, 2014	$61.77	(1.55)	(9.24)	(10.79)	—		$50.98
Year Ended July 31, 2013	$80.40	(1.90)	(16.73)	(18.63)	—		$61.77

		Ratios to Average Net Assets			Supplemental Data
Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

44.97%		1.70%	1.70%	(1.26)%	$19,565	—
(43.26)%		1.69%	1.69%	(1.56)%	$22,116	—
63.85%		1.75%	1.75%	(1.73)%	$56,344	—
17.37%		1.76%	1.76%	(1.74)%	$38,727	—
123.43	%(c)	1.82%	1.77%	(1.73)%	$54,890	—

43.70%		2.70%	2.70%	(2.26)%	$243	—
(43.76)%		2.47%	2.47%	(2.34)%	$1,066	—
62.25%		2.75%	2.75%	(2.73)%	$1,689	—
16.18%		2.76%	2.76%	(2.74)%	$780	—
120.90	%(c)	2.82%	2.77%	(2.73)%	$1,030	—

(14.66)%		1.63%	1.63%	(1.07)%	$45,370	—
(9.28)%		1.54%	1.54%	(1.37)%	$17,069	—
(12.60)%		1.62%	1.62%	(1.59)%	$45,711	—
(16.69)%		1.72%	1.72%	(1.71)%	$18,555	—
(22.35)%		1.75%	1.74%	(1.67)%	$33,157	—

(15.51)%		2.63%	2.63%	(2.07)%	$2,667	—
(10.20)%		2.54%	2.54%	(2.37)%	$11,641	—
(13.53)%		2.62%	2.62%	(2.59)%	$7,289	—
(17.41)%		2.72%	2.72%	(2.71)%	$7,022	—
(23.20)%		2.77%	2.76%	(2.69)%	$10,954	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          The amounts include a voluntary capital contribution from the Advisor. The contribution represented $0.31 and $0.28 to the net asset value of the Investor Class and Service Class, respectively, and 3.79% to the total return of both Investor Class and Service Class. Without this contribution, the net asset value and total return would have been lower.

(d)         As described in Note 10, share amounts adjusted for 1:5 reverse stock split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

Financial Highlights :: 277

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2017	$18.74	(0.25)	(3.20)	(3.45)	$15.29
Year Ended July 31, 2016	$19.90	(0.33)	(0.83)	(1.16)	$18.74
Year Ended July 31, 2015	$23.37	(0.37)	(3.10)	(3.47)	$19.90
Year Ended July 31, 2014(c)	$26.65	(0.42)	(2.86)	(3.28)	$23.37
Year Ended July 31, 2013(c)	$37.80	(0.55)	(10.60)	(11.15)	$26.65
Service Class
Year Ended July 31, 2017	$18.58	(0.42)	(3.15)	(3.57)	$15.01
Year Ended July 31, 2016	$19.94	(0.55)	(0.81)	(1.36)	$18.58
Year Ended July 31, 2015	$23.63	(0.58)	(3.11)	(3.69)	$19.94
Year Ended July 31, 2014(c)	$27.20	(0.67)	(2.90)	(3.57)	$23.63
Year Ended July 31, 2013(c)	$38.95	(0.90)	(10.85)	(11.75)	$27.20
Short NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2017	$15.01	(0.19)	(3.05)	(3.24)	$11.77
Year Ended July 31, 2016	$16.68	(0.27)	(1.40)	(1.67)	$15.01
Year Ended July 31, 2015	$20.87	(0.32)	(3.87)	(4.19)	$16.68
Year Ended July 31, 2014(c)	$27.80	(0.41)	(6.52)	(6.93)	$20.87
Year Ended July 31, 2013(c)	$34.70	(0.55)	(6.35)	(6.90)	$27.80
Service Class
Year Ended July 31, 2017	$13.93	(0.32)	(2.79)	(3.11)	$10.82
Year Ended July 31, 2016	$15.61	(0.43)	(1.25)	(1.68)	$13.93
Year Ended July 31, 2015	$19.69	(0.50)	(3.58)	(4.08)	$15.61
Year Ended July 31, 2014(c)	$26.50	(0.64)	(6.17)	(6.81)	$19.69
Year Ended July 31, 2013(c)	$33.45	(0.85)	(6.10)	(6.95)	$26.50

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(18.41)%	2.09%	1.85%	(1.44)%	$1,526	—
(5.83)%	1.74%	1.74%	(1.58)%	$7,178	—
(14.85)%	1.86%	1.78%	(1.75)%	$5,756	—
(12.31)%	2.10%	1.78%	(1.76)%	$14,261	—
(29.50)%	2.61%	1.76%	(1.68)%	$9,669	—

(19.21)%	3.09%	2.85%	(2.44)%	$373	—
(6.82)%	2.74%	2.74%	(2.58)%	$4,150	—
(15.62)%	2.86%	2.78%	(2.75)%	$5,124	—
(12.97)%	3.10%	2.78%	(2.76)%	$1,501	—
(30.30)%	3.61%	2.76%	(2.68)%	$3,014	—

(21.65)%	2.24%	1.77%	(1.37)%	$2,444	—
(10.01)%	1.86%	1.78%	(1.64)%	$9,912	—
(20.08)%	2.26%	1.78%	(1.75)%	$47,555	—
(24.93)%	2.05%	1.78%	(1.76)%	$12,146	—
(19.88)%	1.95%	1.77%	(1.69)%	$3,664	—

(22.40)%	3.24%	2.77%	(2.37)%	$141	—
(10.76)%	2.86%	2.78%	(2.64)%	$164	—
(20.72)%	3.26%	2.78%	(2.75)%	$2,348	—
(25.70)%	3.05%	2.78%	(2.76)%	$865	—
(20.78)%	2.94%	2.76%	(2.68)%	$297	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

278 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraBear ProFund(c)
Investor Class
Year Ended July 31, 2017	$42.97	(0.44)	(11.11)	(11.55)	$31.42
Year Ended July 31, 2016	$52.65	(0.80)	(8.88)	(9.68)	$42.97
Year Ended July 31, 2015	$68.74	(1.00)	(15.09)	(16.09)	$52.65
Year Ended July 31, 2014	$98.40	(1.30)	(28.36)	(29.66)	$68.74
Year Ended July 31, 2013(d)	$165.04	(2.20)	(64.44)	(66.64)	$98.40
Service Class
Year Ended July 31, 2017	$40.29	(0.80)	(10.32)	(11.12)	$29.17
Year Ended July 31, 2016	$49.77	(1.20)	(8.28)	(9.48)	$40.29
Year Ended July 31, 2015	$65.66	(1.50)	(14.39)	(15.89)	$49.77
Year Ended July 31, 2014	$94.96	(2.10)	(27.20)	(29.30)	$65.66
Year Ended July 31, 2013(d)	$161.03	(3.30)	(62.77)	(66.07)	$94.96
UltraShort Mid-Cap ProFund(c)
Investor Class
Year Ended July 31, 2017	$37.96	(0.41)	(9.78)	(10.19)	$27.77
Year Ended July 31, 2016	$47.51	(0.80)	(8.75)	(9.55)	$37.96
Year Ended July 31, 2015	$63.15	(0.90)	(14.74)	(15.64)	$47.51
Year Ended July 31, 2014	$86.31	(1.20)	(21.96)	(23.16)	$63.15
Year Ended July 31, 2013(e)	$164.79	(2.00)	(76.48)	(78.48)	$86.31
Service Class
Year Ended July 31, 2017	$34.94	(0.70)	(8.94)	(9.64)	$25.30
Year Ended July 31, 2016	$44.25	(1.30)	(8.01)	(9.31)	$34.94
Year Ended July 31, 2015	$59.52	(1.40)	(13.87)	(15.27)	$44.25
Year Ended July 31, 2014	$82.10	(1.90)	(20.68)	(22.58)	$59.52
Year Ended July 31, 2013(e)	$158.09	(3.10)	(72.89)	(75.99)	$82.10

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(26.93)%	1.66%	1.66%	(1.18)%	$11,709	—
(18.41)%	1.64%	1.64%	(1.46)%	$17,997	—
(23.29)%	1.69%	1.69%	(1.66)%	$12,302	—
(30.18)%	1.67%	1.67%	(1.65)%	$21,555	—
(40.44)%	1.74%	1.74%	(1.66)%	$19,560	—

(27.62)%	2.66%	2.66%	(2.18)%	$204	—
(19.08)%	2.64%	2.64%	(2.46)%	$834	—
(24.20)%	2.69%	2.69%	(2.66)%	$363	—
(30.84)%	2.67%	2.67%	(2.65)%	$594	—
(41.07)%	2.75%	2.75%	(2.67)%	$1,222	—

(26.92)%	2.95%	1.77%	(1.28)%	$1,670	—
(20.00)%	2.27%	1.78%	(1.63)%	$1,737	—
(24.72)%	2.72%	1.78%	(1.75)%	$2,315	—
(26.88)%	2.76%	1.78%	(1.76)%	$1,947	—
(47.54)%	2.73%	1.76%	(1.68)%	$3,158	—

(27.48)%	3.95%	2.77%	(2.28)%	$14	—
(21.04)%	3.27%	2.78%	(2.63)%	$8	—
(25.71)%	3.72%	2.78%	(2.75)%	$85	—
(27.53)%	3.76%	2.78%	(2.76)%	$141	—
(48.10)%	3.73%	2.76%	(2.68)%	$170	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 10, share amounts adjusted for 1:10 reverse stock split that occurred on December 5, 2016.

(d)         As described in Note 10, adjusted for 1:4 reverse stock split that occurred on November 19, 2012.

(e)          As described in Note 10, adjusted for 1:7 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

Financial Highlights :: 279

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraShort Small-Cap ProFund
Investor Class
Year Ended July 31, 2017	$16.55	(0.17)	(5.42)	(5.59)	$10.96
Year Ended July 31, 2016	$19.13	(0.33)	(2.25)	(2.58)	$16.55
Year Ended July 31, 2015	$26.46	(0.39)	(6.94)	(7.33)	$19.13
Year Ended July 31, 2014(c)	$34.56	(0.49)	(7.61)	(8.10)	$26.46
Year Ended July 31, 2013(c)	$69.04	(0.80)	(33.68)	(34.48)	$34.56
Service Class
Year Ended July 31, 2017	$15.98	(0.29)	(5.21)	(5.50)	$10.48
Year Ended July 31, 2016	$18.69	(0.52)	(2.19)	(2.71)	$15.98
Year Ended July 31, 2015	$26.13	(0.60)	(6.84)	(7.44)	$18.69
Year Ended July 31, 2014(c)	$34.48	(0.77)	(7.58)	(8.35)	$26.13
Year Ended July 31, 2013(c)	$69.76	(1.28)	(34.00)	(35.28)	$34.48
UltraShort Dow 30 ProFund(d)
Investor Class
Year Ended July 31, 2017	$39.20	(0.41)	(12.76)	(13.17)	$26.03
Year Ended July 31, 2016	$49.17	(0.72)	(9.25)	(9.97)	$39.20
Year Ended July 31, 2015	$62.40	(0.88)	(12.35)	(13.23)	$49.17
Year Ended July 31, 2014	$78.54	(1.28)	(14.86)	(16.14)	$62.40
Year Ended July 31, 2013(e)	$124.86	(1.76)	(44.56)	(46.32)	$78.54
Service Class
Year Ended July 31, 2017	$35.89	(0.71)	(11.59)	(12.30)	$23.59
Year Ended July 31, 2016	$45.49	(1.20)	(8.40)	(9.60)	$35.89
Year Ended July 31, 2015	$58.33	(1.36)	(11.48)	(12.84)	$45.49
Year Ended July 31, 2014	$74.30	(2.00)	(13.97)	(15.97)	$58.33
Year Ended July 31, 2013(e)	$119.28	(2.72)	(42.26)	(44.98)	$74.30

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(33.78)%	1.79%	1.79%	(1.29)%	$8,591	—
(13.49)%	1.78%	1.78%	(1.59)%	$8,576	—
(27.70)%	2.12%	1.78%	(1.75)%	$7,472	—
(23.44)%	1.93%	1.78%	(1.76)%	$15,326	—
(49.94)%	1.99%	1.77%	(1.70)%	$20,574	—

(34.46)%	2.79%	2.79%	(2.29)%	$239	—
(14.45)%	2.78%	2.78%	(2.59)%	$1,774	—
(28.47)%	3.12%	2.78%	(2.75)%	$1,127	—
(24.22)%	2.93%	2.78%	(2.76)%	$1,934	—
(50.57)%	2.99%	2.77%	(2.70)%	$2,200	—

(33.60)%	2.15%	1.78%	(1.29)%	$4,865	—
(20.33)%	2.01%	1.78%	(1.61)%	$4,462	—
(21.15)%	2.74%	1.78%	(1.75)%	$3,867	—
(20.57)%	2.49%	1.78%	(1.77)%	$3,661	—
(37.05)%	2.60%	1.77%	(1.68)%	$4,591	—

(34.33)%	3.15%	2.78%	(2.29)%	$453	—
(21.09)%	3.01%	2.78%	(2.61)%	$677	—
(21.95)%	3.74%	2.78%	(2.75)%	$312	—
(21.53)%	3.49%	2.78%	(2.77)%	$412	—
(37.69)%	3.60%	2.77%	(2.68)%	$330	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 10, share amounts adjusted for 1:8 reverse stock split that occurred on February 24, 2014.

(d)         As described in Note 10, share amounts adjusted for 1:8 reverse stock split that occurred on December 5, 2016.

(e)          As described in Note 10, share amounts adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

280 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraShort NASDAQ-100 ProFund(c)
Investor Class
Year Ended July 31, 2017	$43.68	(0.42)	(16.57)	(16.99)	$26.69
Year Ended July 31, 2016	$54.21	(0.80)	(9.73)	(10.53)	$43.68
Year Ended July 31, 2015	$83.10	(1.15)	(27.74)	(28.89)	$54.21
Year Ended July 31, 2014(d)	$144.43	(1.80)	(59.53)	(61.33)	$83.10
Year Ended July 31, 2013(d)	$218.61	(3.00)	(71.18)	(74.18)	$144.43
Service Class
Year Ended July 31, 2017	$43.16	(0.76)	(16.28)	(17.04)	$26.12
Year Ended July 31, 2016	$54.10	(1.35)	(9.59)	(10.94)	$43.16
Year Ended July 31, 2015	$83.72	(1.80)	(27.82)	(29.62)	$54.10
Year Ended July 31, 2014(d)	$147.16	(2.80)	(60.64)	(63.44)	$83.72
Year Ended July 31, 2013(d)	$224.64	(5.00)	(72.48)	(77.48)	$147.16
UltraShort International ProFund
Investor Class
Year Ended July 31, 2017	$21.68	(0.27)	(6.54)	(6.81)	$14.87
Year Ended July 31, 2016	$21.49	(0.39)	0.58 (e)	0.19	$21.68
Year Ended July 31, 2015	$23.67	(0.42)	(1.76)	(2.18)	$21.49
Year Ended July 31, 2014(f)	$33.12	(0.49)	(8.96)	(9.45)	$23.67
Year Ended July 31, 2013(f)	$56.08	(0.72)	(22.24)	(22.96)	$33.12
Service Class
Year Ended July 31, 2017	$20.23	(0.46)	(6.03)	(6.49)	$13.74
Year Ended July 31, 2016	$20.26	(0.62)	0.59 (e)	(0.03)	$20.23
Year Ended July 31, 2015	$22.54	(0.65)	(1.63)	(2.28)	$20.26
Year Ended July 31, 2014(f)	$31.84	(0.76)	(8.54)	(9.30)	$22.54
Year Ended July 31, 2013(f)	$54.56	(1.12)	(21.60)	(22.72)	$31.84

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(38.92)%	1.77%	1.77%	(1.22)%	$18,170	—
(19.37)%	1.75%	1.73%	(1.55)%	$12,361	—
(34.78)%	1.94%	1.78%	(1.75)%	$11,747	—
(42.49)%	1.96%	1.78%	(1.76)%	$8,261	—
(33.87)%	1.88%	1.76%	(1.68)%	$10,353	—

(39.47)%	2.77%	2.77%	(2.22)%	$126	—
(20.24)%	2.75%	2.73%	(2.55)%	$82	—
(35.36)%	2.94%	2.78%	(2.75)%	$245	—
(43.16)%	2.96%	2.78%	(2.76)%	$853	—
(34.48)%	2.84%	2.72%	(2.64)%	$514	—

(31.41)%	2.26%	1.85%	(1.41)%	$2,920	—
0.88%	1.74%	1.74%	(1.60)%	$7,384	—
(9.21)%	2.18%	1.78%	(1.75)%	$4,978	—
(28.53)%	2.62%	1.86%	(1.85)%	$8,052	—
(40.94)%	1.91%	1.89%	(1.80)%	$4,001	—

(32.08)%	3.26%	2.85%	(2.41)%	$92	—
(0.15)%	2.74%	2.74%	(2.60)%	$869	—
(10.12)%	3.18%	2.78%	(2.75)%	$1,020	—
(29.21)%	3.62%	2.86%	(2.85)%	$1,280	—
(41.64)%	2.91%	2.89%	(2.80)%	$2,013	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 10, share amounts adjusted for 1:5 reverse stock split that occurred on December 5, 2016.

(d)         As described in Note 10, share amounts adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

(e)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)           As described in Note 10, share amounts adjusted for 1:8 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 281

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraShort Emerging Markets ProFund(c)
Investor Class
Year Ended July 31, 2017	$39.02	(0.40)	(16.88)	(17.28)	$21.74
Year Ended July 31, 2016	$50.27	(0.85)	(10.40)	(11.25)	$39.02
Year Ended July 31, 2015	$38.63	(0.75)	12.39	11.64	$50.27
Year Ended July 31, 2014	$59.80	(0.90)	(20.27)	(21.17)	$38.63
Year Ended July 31, 2013	$60.59	(0.95)	0.16	(0.79)	$59.80
Service Class
Year Ended July 31, 2017	$36.79	(0.70)	(15.79)	(16.49)	$20.30
Year Ended July 31, 2016	$47.87	(1.35)	(9.73)	(11.08)	$36.79
Year Ended July 31, 2015	$37.14	(1.15)	11.88	10.73	$47.87
Year Ended July 31, 2014	$58.09	(1.40)	(19.55)	(20.95)	$37.14
Year Ended July 31, 2013	$59.45	(1.55)	0.19	(1.36)	$58.09
UltraShort Latin America ProFund
Investor Class
Year Ended July 31, 2017	$14.82	(0.14)	(6.67)	(6.81)	$8.01
Year Ended July 31, 2016	$22.67	(0.43)	(7.42)	(7.85)	$14.82
Year Ended July 31, 2015	$12.67	(0.30)	10.30	10.00	$22.67
Year Ended July 31, 2014	$17.16	(0.27)	(4.22)	(4.49)	$12.67
Year Ended July 31, 2013	$15.10	(0.24)	2.30	2.06	$17.16
Service Class
Year Ended July 31, 2017	$13.63	(0.23)	(6.11)	(6.34)	$7.29
Year Ended July 31, 2016	$21.05	(0.68)	(6.74)	(7.42)	$13.63
Year Ended July 31, 2015	$11.87	(0.46)	9.64	9.18	$21.05
Year Ended July 31, 2014	$16.22	(0.42)	(3.93)	(4.35)	$11.87
Year Ended July 31, 2013	$14.43	(0.38)	2.17	1.79	$16.22

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(44.33)%	2.21%	1.78%	(1.32)%	$2,071	—
(22.37)%	1.78%	1.78%	(1.62)%	$5,016	—
30.14%	2.10%	1.78%	(1.75)%	$4,464	—
(35.37)%	1.86%	1.78%	(1.77)%	$3,986	—
(1.32)%	2.08%	1.77%	(1.70)%	$15,807	—

(44.84)%	3.21%	2.78%	(2.32)%	$263	—
(23.17)%	2.78%	2.78%	(2.62)%	$1,567	—
28.94%	3.10%	2.78%	(2.75)%	$2,015	—
(36.06)%	2.86%	2.78%	(2.77)%	$1,729	—
(2.27)%	3.08%	2.77%	(2.70)%	$861	—

(45.95)%	2.29%	1.78%	(1.28)%	$4,476	—
(34.63)%	1.78%	1.78%	(1.59)%	$5,913	—
78.93%	2.18%	1.78%	(1.75)%	$6,327	—
(26.17)%	2.42%	1.78%	(1.77)%	$2,892	—
13.64%	2.47%	1.76%	(1.68)%	$6,768	—

(46.52)%	3.29%	2.78%	(2.28)%	$6,981	—
(35.25)%	2.78%	2.78%	(2.59)%	$439	—
77.34%	3.14%	2.74%	(2.71)%	$191	—
(26.82)%	3.42%	2.78%	(2.77)%	$86	—
12.40%	3.47%	2.76%	(2.68)%	$209	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 10, adjusted for 1:5 reverse stock split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

282 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraShort China ProFund
Investor Class
Year Ended July 31, 2017	$14.05	(0.14)	(7.14)	(7.28)
Year Ended July 31, 2016	$15.78	(0.27)	(1.46)	(1.73)
Year Ended July 31, 2015	$17.77	(0.26)	(1.73)	(1.99)
Year Ended July 31, 2014(c)	$34.80	(0.42)	(16.61)	(17.03)
Year Ended July 31, 2013(c)	$57.30	(0.80)	(21.70)	(22.50)
Service Class
Year Ended July 31, 2017	$12.94	(0.22)	(6.55)	(6.77)
Year Ended July 31, 2016	$14.67	(0.42)	(1.31)	(1.73)
Year Ended July 31, 2015	$16.68	(0.39)	(1.62)	(2.01)
Year Ended July 31, 2014(c)	$33.00	(0.66)	(15.66)	(16.32)
Year Ended July 31, 2013(c)	$55.00	(1.20)	(20.80)	(22.00)
UltraShort Japan ProFund
Investor Class
Year Ended July 31, 2017	$15.11	(0.15)	(5.52)	(5.67)
Year Ended July 31, 2016	$12.48	(0.25)	2.88	2.63
Year Ended July 31, 2015	$25.12	(0.30)	(12.34)	(12.64)
Year Ended July 31, 2014(d)	$38.10	(0.52)	(12.46)	(12.98)
Year Ended July 31, 2013(d)	$115.55	(1.00)	(76.45)	(77.45)
Service Class
Year Ended July 31, 2017	$14.15	(0.25)	(5.15)	(5.40)
Year Ended July 31, 2016	$11.80	(0.39)	2.74	2.35
Year Ended July 31, 2015	$23.97	(0.49)	(11.68)	(12.17)
Year Ended July 31, 2014(d)	$36.70	(0.78)	(11.95)	(12.73)
Year Ended July 31, 2013(d)	$112.45	(1.50)	(74.25)	(75.75)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$6.77	(51.85)%	2.91%	1.78%	(1.31)%	$1,389	—
$14.05	(10.90)%	2.13%	1.78%	(1.61)%	$3,509	—
$15.78	(11.20)%	3.04%	1.78%	(1.75)%	$4,353	—
$17.77	(48.94)%	3.05%	1.78%	(1.77)%	$1,763	—
$34.80	(39.27)%	2.83%	1.76%	(1.68)%	$1,980	—

$6.17	(52.32)%	3.91%	2.78%	(2.31)%	$53	—
$12.94	(11.79)%	3.13%	2.78%	(2.61)%	$102	—
$14.67	(12.05)%	4.04%	2.78%	(2.75)%	$73	—
$16.68	(49.45)%	4.05%	2.78%	(2.77)%	$50	—
$33.00	(40.00)%	3.83%	2.76%	(2.68)%	$108	—

$9.44	(37.52)%	3.16%	1.78%	(1.37)%	$1,249	—
$15.11	21.07%	2.82%	1.78%	(1.62)%	$3,278	—
$12.48	(50.34)%	3.54%	1.78%	(1.76)%	$1,027	—
$25.12	(34.04)%	2.49%	1.78%	(1.77)%	$1,987	—
$38.10	(67.03)%	2.50%	1.77%	(1.71)%	$8,460	—

$8.75	(38.16)%	4.16%	2.78%	(2.37)%	$47	—
$14.15	19.92%	3.82%	2.78%	(2.62)%	$25	—
$11.80	(50.79)%	4.54%	2.78%	(2.76)%	$12	—
$23.97	(34.66)%	3.49%	2.78%	(2.77)%	$38	—
$36.70	(67.36)%	3.50%	2.77%	(2.71)%	$224	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)	As described in Note 10, adjusted for 1:10 reverse stock split that occurred on February 24, 2014.
(d)	As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 283

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2017	$27.42	(0.02)	17.39	17.37
Year Ended July 31, 2016	$34.89	(0.03)	(7.44)	(7.47)
Year Ended July 31, 2015	$28.29	(0.14)	6.74	6.60
Year Ended July 31, 2014	$26.11	(0.12)	2.30	2.18
Year Ended July 31, 2013(c)	$14.58	(0.10)	11.63	11.53
Service Class
Year Ended July 31, 2017	$25.94	(0.38)	16.39	16.01
Year Ended July 31, 2016	$33.36	(0.32)	(7.10)	(7.42)
Year Ended July 31, 2015	$27.32	(0.45)	6.49	6.04
Year Ended July 31, 2014	$25.46	(0.38)	2.24	1.86
Year Ended July 31, 2013(c)	$14.34	(0.29)	11.41	11.12
Basic Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2017	$52.40	0.13	11.22	11.35
Year Ended July 31, 2016	$47.81	(0.01)	4.60	4.59
Year Ended July 31, 2015	$57.89	(0.14)	(9.94)	(10.08)
Year Ended July 31, 2014	$43.80	(0.22)	14.31	14.09
Year Ended July 31, 2013	$37.11	0.07	6.62	6.69
Service Class
Year Ended July 31, 2017	$48.03	(0.38)	10.23	9.85
Year Ended July 31, 2016	$44.26	(0.44)	4.21	3.77
Year Ended July 31, 2015	$54.13	(0.66)	(9.21)	(9.87)
Year Ended July 31, 2014	$41.36	(0.72)	13.49	12.77
Year Ended July 31, 2013	$35.39	(0.33)	6.30	5.97

Distributions to Shareholders From				Ratios to Average Net Assets			Supplemental Data
Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

—	—	$44.79	63.38%	1.55%	1.55%	(0.06)%	$16,953	252%
—	—	$27.42	(21.41)%	1.76%	1.72%	(0.09)%	$6,004	186%
—	—	$34.89	23.33%	1.76%	1.76%	(0.44)%	$56,794	91%
—	—	$28.29	8.35%	1.75%	1.75%	(0.44)%	$11,492	173%
—	—	$26.11	79.08%	1.79%	1.75%	(0.49)%	$32,633	210%

—	—	$41.95	61.66%	2.55%	2.55%	(1.06)%	$1,076	252%
—	—	$25.94	(22.21)%	2.76%	2.72%	(1.09)%	$469	186%
—	—	$33.36	22.11%	2.76%	2.76%	(1.44)%	$6,112	91%
—	—	$27.32	7.31%	2.75%	2.75%	(1.44)%	$559	173%
—	—	$25.46	77.55%	2.79%	2.75%	(1.49)%	$3,002	210%

(0.09)	(0.09)	$63.66	21.68%	1.67%	1.61%	0.23%	$8,266	179%
—	—	$52.40	9.60%	1.58%	1.58%	(0.02)%	$46,334	163%
—	—	$47.81	(17.41)%	1.81%	1.81%	(0.25)%	$9,500	85%
—	—	$57.89	32.17%	1.74%	1.74%	(0.41)%	$23,921	110%
—	—	$43.80	18.03%	1.84%	1.83%	0.16%	$9,012	196%

—	—	$57.88	20.50%	2.66%	2.60%	(0.76)%	$639	179%
—	—	$48.03	8.54%	2.58%	2.58%	(1.02)%	$4,599	163%
—	—	$44.26	(18.23)%	2.81%	2.81%	(1.25)%	$2,641	85%
—	—	$54.13	30.87%	2.74%	2.74%	(1.41)%	$2,940	110%
—	—	$41.36	16.87%	2.84%	2.83%	(0.84)%	$1,569	196%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 10, adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

284 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2017	$56.32	(0.15)	7.68		7.53	—		—	—
Year Ended July 31, 2016	$77.84	(0.32)	(21.20)		(21.52)	—		—	—
Year Ended July 31, 2015	$55.20	(0.69)	29.94		29.25	—		(6.61)	(6.61)
Year Ended July 31, 2014(c)	$44.22	(0.54)	17.05		16.51	—		(5.53)	(5.53)
Year Ended July 31, 2013(c)	$22.02	(0.38)	22.58		22.20	—		—	—
Service Class
Year Ended July 31, 2017	$46.48	(0.60)	6.30		5.70	—		—	—
Year Ended July 31, 2016	$64.89	(0.80)	(17.61)		(18.41)	—		—	—
Year Ended July 31, 2015	$47.31	(1.27)	25.46		24.19	—		(6.61)	(6.61)
Year Ended July 31, 2014(c)	$38.94	(0.97)	14.87		13.90	—		(5.53)	(5.53)
Year Ended July 31, 2013(c)	$19.59	(0.68)	20.03		19.35	—		—	—
Consumer Goods UltraSector ProFund
Investor Class
Year Ended July 31, 2017	$98.42	0.19	7.47		7.66	—		—	—
Year Ended July 31, 2016	$87.62	(0.13)	11.37	(d)	11.24	(0.44	)(e)	—	(0.44)
Year Ended July 31, 2015	$72.19	0.54	15.00		15.54	—		(0.11)	(0.11)
Year Ended July 31, 2014	$65.78	(0.13)	6.54		6.41	—		—	—
Year Ended July 31, 2013	$47.39	(0.17)	18.56		18.39	—		—	—
Service Class
Year Ended July 31, 2017	$91.12	(0.70)	6.82		6.12	—		—	—
Year Ended July 31, 2016	$81.54	(0.96)	10.54	(d)	9.58	—		—	—
Year Ended July 31, 2015	$67.86	(0.23)	14.02		13.79	—		(0.11)	(0.11)
Year Ended July 31, 2014	$62.44	(0.81)	6.23		5.42	—		—	—
Year Ended July 31, 2013	$45.44	(0.71)	17.71		17.00	—		—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$63.85	13.37%	1.45%	1.45%	(0.28)%	$320,937	14%
$56.32	(27.65)%	1.47%	1.47%	(0.55)%	$397,476	13%
$77.84	55.52%	1.52%	1.52%	(1.01)%	$812,065	11%
$55.20	39.92%	1.57%	1.57%	(1.09)%	$444,366	47%
$44.22	100.81%	1.68%	1.68%	(1.12)%	$342,636	2%

$52.18	12.26%	2.45%	2.45%	(1.28)%	$12,721	14%
$46.48	(28.37)%	2.47%	2.47%	(1.55)%	$17,643	13%
$64.89	53.98%	2.52%	2.52%	(2.01)%	$45,648	11%
$47.31	38.54%	2.57%	2.57%	(2.09)%	$19,830	47%
$38.94	98.80%	2.68%	2.68%	(2.12)%	$14,093	2%

$106.08	7.77%	1.76%	1.76%	0.19%	$28,186	199%
$98.42	12.89%	1.75%	1.75%	(0.14)%	$18,570	236%
$87.62	21.54%	1.81%	1.75%	0.66%	$54,987	304%
$72.19	9.74%	1.97%	1.78%	(0.19)%	$7,692	327%
$65.78	38.81%	2.27%	1.77%	(0.29)%	$9,688	518%

$97.24	6.72%	2.76%	2.76%	(0.81)%	$1,077	199%
$91.12	11.76%	2.75%	2.75%	(1.14)%	$3,907	236%
$81.54	20.33%	2.81%	2.75%	(0.34)%	$4,341	304%
$67.86	8.70%	2.97%	2.78%	(1.19)%	$1,869	327%
$62.44	37.39%	3.27%	2.77%	(1.29)%	$887	518%

(a)    Per share net investment income (loss) has been calculated using the average daily shares method.

(b)    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)     As described in Note 10, adjusted for 4:1 stock split that occurred on February 24, 2014.

(d)    The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)     Subsequent to the issuance of the July 31, 2016 financial statements, less than $0.005 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 285

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Consumer Services UltraSector ProFund
Investor Class
Year Ended July 31, 2017	$87.67	(0.30)	15.83	15.53	—	—
Year Ended July 31, 2016	$89.56	(0.32)	(1.57)	(1.89)	—	—
Year Ended July 31, 2015	$66.74	(0.53)	24.01	23.48	(0.66)	(0.66)
Year Ended July 31, 2014	$57.34	(0.52)	11.34	10.82	(1.42)	(1.42)
Year Ended July 31, 2013	$37.35	(0.39)	20.38	19.99	—	—
Service Class
Year Ended July 31, 2017	$78.44	(1.14)	14.11	12.97	—	—
Year Ended July 31, 2016	$80.93	(1.08)	(1.41)	(2.49)	—	—
Year Ended July 31, 2015	$60.97	(1.26)	21.88	20.62	(0.66)	(0.66)
Year Ended July 31, 2014	$53.01	(1.10)	10.48	9.38	(1.42)	(1.42)
Year Ended July 31, 2013	$34.88	(0.82)	18.95	18.13	—	—
Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2017	$14.65	(0.01)	5.26	5.25	—	—
Year Ended July 31, 2016	$15.63	(0.02)	(0.96)	(0.98)	—	—
Year Ended July 31, 2015	$12.93	(0.07)	2.77	2.70	—	—
Year Ended July 31, 2014	$11.31	(0.06)	1.68	1.62	—	—
Year Ended July 31, 2013	$7.16	(0.05)	4.20	4.15	—	—
Service Class
Year Ended July 31, 2017	$12.83	(0.16)	4.60	4.44	—	—
Year Ended July 31, 2016	$13.83	(0.15)	(0.85)	(1.00)	—	—
Year Ended July 31, 2015	$11.56	(0.20)	2.47	2.27	—	—
Year Ended July 31, 2014	$10.21	(0.17)	1.52	1.35	—	—
Year Ended July 31, 2013	$6.53	(0.13)	3.81	3.68	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$103.20	17.70%	1.58%	1.58%	(0.32)%	$32,182	123%
$87.67	(2.10)%	1.56%	1.56%	(0.39)%	$39,850	37%
$89.56	35.37%	1.62%	1.62%	(0.65)%	$99,665	32%
$66.74	19.02%	1.73%	1.73%	(0.82)%	$24,348	57%
$57.34	53.52%	1.88%	1.77%	(0.82)%	$42,473	50%

$91.41	16.52%	2.58%	2.58%	(1.32)%	$1,077	123%
$78.44	(3.06)%	2.56%	2.56%	(1.39)%	$722	37%
$80.93	34.02%	2.62%	2.62%	(1.65)%	$4,119	32%
$60.97	17.84%	2.73%	2.73%	(1.82)%	$2,284	57%
$53.01	51.98%	2.88%	2.77%	(1.82)%	$3,876	50%

$19.90	35.84%	1.68%	1.68%	(0.03)%	$15,981	211%
$14.65	(6.27)%	1.76%	1.76%	(0.14)%	$8,204	275%
$15.63	20.88%	1.77%	1.74%	(0.46)%	$58,917	190%
$12.93	14.32%	1.87%	1.78%	(0.49)%	$8,107	124%
$11.31	57.96%	1.98%	1.77%	(0.49)%	$20,211	270%

$17.27	34.61%	2.68%	2.68%	(1.03)%	$1,588	211%
$12.83	(7.23)%	2.76%	2.76%	(1.14)%	$838	275%
$13.83	19.64%	2.77%	2.74%	(1.46)%	$5,606	190%
$11.56	13.22%	2.87%	2.78%	(1.49)%	$1,486	124%
$10.21	56.36%	2.98%	2.77%	(1.49)%	$2,836	270%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

286 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2017	$51.01	(0.14)	5.38	5.24	—	—
Year Ended July 31, 2016	$54.33	(0.12)	(3.20)	(3.32)	—	—
Year Ended July 31, 2015	$38.48	(0.35)	16.80	16.45	(0.60)	(0.60)
Year Ended July 31, 2014	$29.85	(0.22)	8.85	8.63	—	—
Year Ended July 31, 2013	$19.14	(0.11)	10.82	10.71	—	—
Service Class
Year Ended July 31, 2017	$44.49	(0.57)	4.65	4.08	—	—
Year Ended July 31, 2016	$47.86	(0.54)	(2.83)	(3.37)	—	—
Year Ended July 31, 2015	$34.30	(0.78)	14.94	14.16	(0.60)	(0.60)
Year Ended July 31, 2014	$26.87	(0.53)	7.96	7.43	—	—
Year Ended July 31, 2013	$17.40	(0.32)	9.79	9.47	—	—
Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2017	$75.68	(0.17)	20.32	20.15	—	—
Year Ended July 31, 2016	$68.48	(0.23)	7.83	7.60	(0.40)	(0.40)
Year Ended July 31, 2015	$63.87	(0.45)	6.12	5.67	(1.06)	(1.06)
Year Ended July 31, 2014	$53.13	(0.29)	11.03	10.74	—	—
Year Ended July 31, 2013	$36.17	(0.19)	17.15	16.96	—	—
Service Class
Year Ended July 31, 2017	$68.41	(0.94)	18.30	17.36	—	—
Year Ended July 31, 2016	$62.55	(0.84)	7.10	6.26	(0.40)	(0.40)
Year Ended July 31, 2015	$59.01	(1.09)	5.69	4.60	(1.06)	(1.06)
Year Ended July 31, 2014	$49.58	(0.87)	10.30	9.43	—	—
Year Ended July 31, 2013	$34.09	(0.61)	16.10	15.49	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$56.25	10.25%	1.58%	1.58%		(0.27)%	$60,081	215%
$51.01	(6.09)%	1.53%	1.53%		(0.26)%	$37,647	7%
$54.33	43.08%	1.61%	1.61%		(0.73)%	$150,159	47%
$38.48	28.91%	1.74%	1.74%		(0.66)%	$42,073	156%
$29.85	55.96%	1.86%	1.76%		(0.45)%	$26,329	132%

$48.57	9.17%	2.58%	2.58%		(1.27)%	$2,507	215%
$44.49	(7.04)%	2.53%	2.53%		(1.26)%	$3,213	7%
$47.86	41.64%	2.61%	2.61%		(1.73)%	$17,517	47%
$34.30	27.65%	2.74%	2.74%		(1.66)%	$3,690	156%
$26.87	54.43%	2.86%	2.76%		(1.45)%	$3,804	132%

$95.83	26.61%	1.72%	1.72%		(0.21)%	$27,147	294%
$75.68	11.23%	1.79%	1.79	%(c)	(0.33)%	$12,037	270%
$68.48	8.94%	1.80%	1.74%		(0.65)%	$5,699	308%
$63.87	20.21%	1.86%	1.74%		(0.47)%	$9,281	365%
$53.13	46.89%	1.88%	1.77%		(0.43)%	$17,186	245%

$85.77	25.36%	2.72%	2.72%		(1.21)%	$889	294%
$68.41	10.14%	2.79%	2.79	%(c)	(1.33)%	$601	270%
$62.55	7.86%	2.80%	2.74%		(1.65)%	$1,809	308%
$59.01	19.02%	2.86%	2.74%		(1.47)%	$1,763	365%
$49.58	45.44%	2.88%	2.77%		(1.43)%	$1,164	245%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 287

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Capital Contributions
Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2017	$46.16	(0.62)	19.54		18.92	(0.09)	(0.09)	—
Year Ended July 31, 2016	$46.02	(0.54)	3.66		3.12	(2.98)	(2.98)	—
Year Ended July 31, 2015	$34.92	(0.50)	11.91		11.41	(0.31)	(0.31)	—
Year Ended July 31, 2014	$29.25	(0.50)	8.38		7.88	(2.21)	(2.21)	—
Year Ended July 31, 2013(c)	$19.65	(0.37)	11.87		11.50	(1.90)	(1.90)	—
Service Class
Year Ended July 31, 2017	$37.68	(1.06)	15.97		14.91	(0.09)	(0.09)	—
Year Ended July 31, 2016	$38.48	(0.90)	3.08		2.18	(2.98)	(2.98)	—
Year Ended July 31, 2015	$29.53	(0.82)	10.08		9.26	(0.31)	(0.31)	—
Year Ended July 31, 2014	$25.25	(0.80)	7.29		6.49	(2.21)	(2.21)	—
Year Ended July 31, 2013(c)	$17.36	(0.57)	10.36		9.79	(1.90)	(1.90)	—
Mobile Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2017	$61.09	(1.02)	12.24		11.22	—	—	—
Year Ended July 31, 2016	$55.37	(0.78)	6.50	(d)	5.72	—	—	—
Year Ended July 31, 2015	$54.60	(0.82)	1.59		0.77	—	—	—
Year Ended July 31, 2014	$43.30	(0.84)	12.14		11.30	—	—	—
Year Ended July 31, 2013	$29.25	(0.63)	14.68		14.05	—	—	—
Service Class
Year Ended July 31, 2017	$51.86	(1.62)	10.56		8.94	—	—	—
Year Ended July 31, 2016	$47.47	(1.20)	5.59	(d)	4.39	—	—	—
Year Ended July 31, 2015	$47.30	(1.27)	1.44		0.17	—	—	—
Year Ended July 31, 2014	$37.89	(1.29)	5.47		4.18	—	—	5.23	(e)
Year Ended July 31, 2013	$25.87	(0.96)	12.98		12.02	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$64.99	41.01%		1.46%	1.46%	(1.17)%	$139,470	27%
$46.16	7.12%		1.50%	1.50%	(1.32)%	$77,895	65%
$46.02	32.96%		1.57%	1.57%	(1.31)%	$76,318	68%
$34.92	27.25%		1.59%	1.59%	(1.44)%	$61,002	133%
$29.25	62.55%		1.75%	1.75%	(1.55)%	$39,751	77%

$52.50	39.59%		2.46%	2.46%	(2.17)%	$8,697	27%
$37.68	6.02%		2.50%	2.50%	(2.32)%	$3,752	65%
$38.48	31.69%		2.56%	2.56%	(2.30)%	$8,932	68%
$29.53	26.01%		2.59%	2.59%	(2.44)%	$4,581	133%
$25.25	60.84%		2.75%	2.75%	(2.55)%	$1,806	77%

$72.31	18.37%		1.82%	1.78%	(1.46)%	$7,108	562%
$61.09	10.35%		2.10%	1.78%	(1.59)%	$5,209	962%
$55.37	1.39%		2.01%	1.78%	(1.65)%	$4,747	420%
$54.60	26.10%		1.99%	1.78%	(1.67)%	$6,055	298%
$43.30	48.03%		1.88%	1.76%	(1.67)%	$8,730	149%

$60.80	17.22%		2.82%	2.78%	(2.46)%	$313	562%
$51.86	9.27%		3.10%	2.78%	(2.59)%	$1,236	962%
$47.47	0.36%		3.01%	2.78%	(2.65)%	$183	420%
$47.30	24.84	%(e)	2.99%	2.78%	(2.67)%	$277	298%
$37.89	46.46%		2.88%	2.76%	(2.67)%	$423	149%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          As described in Note 10, adjusted for 6:1 reverse stock split that occurred on November 19, 2012.

(d)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)          The amount includes a voluntary capital contribution from the Advisor. The contribution represented $5.23 to the net asset value and 10.77% to the total return. Without this contribution, the net asset value and total return would have been lower.

See accompanying notes to the financial statements.

288 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Oil & Gas UltraSector ProFund
Investor Class
Year Ended July 31, 2017	$35.19	0.28	(1.85)	(1.57)	(0.23)	(0.23)
Year Ended July 31, 2016	$37.47	0.23	(2.34)	(2.11)	(0.17)	(0.17)
Year Ended July 31, 2015	$62.53	0.18	(25.24)	(25.06)	—	—
Year Ended July 31, 2014	$49.37	(0.05)	13.21	13.16	—	—
Year Ended July 31, 2013	$38.85	(0.04)	10.56	10.52	—	—
Service Class
Year Ended July 31, 2017	$30.19	(0.03)	(1.63)	(1.66)	—	—
Year Ended July 31, 2016	$32.29	(0.06)	(2.04)	(2.10)	—	—
Year Ended July 31, 2015	$54.42	(0.23)	(21.90)	(22.13)	—	—
Year Ended July 31, 2014	$43.40	(0.54)	11.56	11.02	—	—
Year Ended July 31, 2013	$34.49	(0.42)	9.33	8.91	—	—
Oil Equipment, Services & Distribution UltraSector ProFund
Investor Class
Year Ended July 31, 2017	$13.46	0.21	(1.12)	(0.91)	(0.01)	(0.01)
Year Ended July 31, 2016	$17.59	0.05	(4.18)	(4.13)	—	—
Year Ended July 31, 2015	$31.33	0.04	(13.78)	(13.74)	—	—
Year Ended July 31, 2014	$22.60	(0.15)	8.88	8.73	—	—
Year Ended July 31, 2013	$18.58	(0.16)	4.18	4.02	—	—
Service Class
Year Ended July 31, 2017	$12.18	0.07	(1.00)	(0.93)	—	—
Year Ended July 31, 2016	$16.09	(0.07)	(3.84)	(3.91)	—	—
Year Ended July 31, 2015	$28.95	(0.18)	(12.68)	(12.86)	—	—
Year Ended July 31, 2014	$21.08	(0.41)	8.28	7.87	—	—
Year Ended July 31, 2013	$17.51	(0.35)	3.92	3.57	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$33.39	(4.58)%	1.60%	1.60%	0.79%	$20,228	110%
$35.19	(5.56)%	1.54%	1.54%	0.69%	$59,096	16%
$37.47	(40.08)%	1.61%	1.61%	0.38%	$23,965	50%
$62.53	26.66%	1.64%	1.64%	(0.10)%	$53,788	68%
$49.37	27.08%	1.69%	1.69%	(0.09)%	$34,734	4%

$28.53	(5.50)%	2.60%	2.60%	(0.21)%	$1,929	110%
$30.19	(6.50)%	2.54%	2.54%	(0.31)%	$3,140	16%
$32.29	(40.67)%	2.61%	2.61%	(0.62)%	$5,075	50%
$54.42	25.39%	2.64%	2.64%	(1.10)%	$4,173	68%
$43.40	25.83%	2.69%	2.69%	(1.09)%	$3,773	4%

$12.54	(6.79)%	1.62%	1.62%	1.42%	$13,703	201%
$13.46	(23.48)%	1.79%	1.78%	0.37%	$12,176	229%
$17.59	(43.86)%	1.78%	1.77%	0.17%	$7,219	92%
$31.33	38.63%	1.75%	1.73%	(0.54)%	$40,907	68%
$22.60	21.64%	1.83%	1.82%	(0.78)%	$13,662	169%

$11.25	(7.71)%	2.62%	2.62%	0.42%	$503	201%
$12.18	(24.24)%	2.79%	2.78%	(0.63)%	$233	229%
$16.09	(44.42)%	2.78%	2.77%	(0.83)%	$472	92%
$28.95	37.33%	2.75%	2.73%	(1.54)%	$3,731	68%
$21.08	20.39%	2.83%	2.82%	(1.78)%	$576	169%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 289

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments		Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2017	$26.29	0.03	(0.66)	(0.63)	—		—		—
Year Ended July 31, 2016	$26.03	(0.04)	0.32 (c)	0.28	—		(0.02	)(d)	(0.02)
Year Ended July 31, 2015	$20.84	(0.08)	6.46	6.38	—		(1.19)		(1.19)
Year Ended July 31, 2014	$17.03	— (e)	4.13	4.13	—		(0.32)		(0.32)
Year Ended July 31, 2013	$12.30	0.04	4.75	4.79	(0.06)		—		(0.06)
Service Class
Year Ended July 31, 2017	$23.76	(0.19)	(0.61)	(0.80)	—		—		—
Year Ended July 31, 2016	$23.76	(0.25)	0.27 (c)	0.02	—		(0.02	)(d)	(0.02)
Year Ended July 31, 2015	$19.30	(0.30)	5.95	5.65	—		(1.19)		(1.19)
Year Ended July 31, 2014	$15.96	(0.18)	3.84	3.66	—		(0.32)		(0.32)
Year Ended July 31, 2013	$11.58	(0.09)	4.47	4.38	—	(e)	—		— (e)
Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2017	$65.02	(0.36)	(25.37)	(25.73)	—		—		—
Year Ended July 31, 2016(g)	$21.76	(0.35)	43.61	43.26	—		—		—
Year Ended July 31, 2015(g)	$71.85	(0.20)	(49.89)	(50.09)	—		—		—
Year Ended July 31, 2014(g)	$64.40	(0.20)	7.65	7.45	—		—		—
Year Ended July 31, 2013(g)	$124.00	(0.60)	(59.00)	(59.60)	—		—		—
Service Class
Year Ended July 31, 2017	$58.09	(0.74)	(22.60)	(23.34)	—		—		—
Year Ended July 31, 2016(g)	$19.65	(0.67)	39.11	38.44	—		—		—
Year Ended July 31, 2015(g)	$65.45	(0.65)	(45.15)	(45.80)	—		—		—
Year Ended July 31, 2014(g)	$59.30	(0.80)	6.95	6.15	—		—		—
Year Ended July 31, 2013(g)	$115.25	(1.65)	(54.30)	(55.95)	—		—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$25.66	(2.40)%	1.75%	1.75%	0.13%	$9,592	159%
$26.29	1.08%	1.76%	1.76%	(0.17)%	$14,631	79%
$26.03	31.57%	1.73%	1.73%	(0.35)%	$24,071	35%
$20.84	24.61%	1.74%	1.74%	— (f)	$19,602	92%
$17.03	39.19%	1.85%	1.76%	0.29%	$8,891	82%

$22.96	(3.37)%	2.75%	2.75%	(0.87)%	$969	159%
$23.76	0.09%	2.76%	2.76%	(1.17)%	$1,468	79%
$23.76	30.26%	2.73%	2.73%	(1.35)%	$2,286	35%
$19.30	23.29%	2.74%	2.74%	(1.00)%	$6,709	92%
$15.96	37.88%	2.85%	2.76%	(0.71)%	$4,830	82%

$39.29	(39.58)%	1.52%	1.52%	(0.84)%	$26,951	309%
$65.02	198.99%	1.55%	1.55%	(1.04)%	$52,251	167%
$21.76	(69.73)%	1.71%	1.71%	(0.48)%	$13,341	117%
$71.85	11.57%	1.75%	1.75%	(0.34)%	$26,134	177%
$64.40	(48.06)%	1.81%	1.81%	(0.59)%	$29,804	104%

$34.75	(40.18)%	2.52%	2.52%	(1.84)%	$1,588	309%
$58.09	195.62%	2.55%	2.55%	(2.04)%	$3,468	167%
$19.65	(69.98)%	2.71%	2.71%	(1.48)%	$670	117%
$65.45	10.37%	2.74%	2.74%	(1.33)%	$1,809	177%
$59.30	(48.55)%	2.80%	2.80%	(1.58)%	$2,773	104%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         Subsequent to the issuance of the July 31, 2016 financial statements, $0.01 of the distribution was determined to be a return of capital.

(e)          Amount is less than $0.005.

(f)           Amount is less than 0.005%.

(g)          As described in Note 10, adjusted for 1:5 reverse stock split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

290 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2017	$47.55	0.09	(2.52)	(2.43)	(1.47)		—	(1.47)
Year Ended July 31, 2016	$37.58	0.21	9.83	10.04	(0.07)		—	(0.07)
Year Ended July 31, 2015	$34.24	0.08	3.39	3.47	(0.13)		—	(0.13)
Year Ended July 31, 2014	$29.59	0.15	4.54	4.69	(0.04)		—	(0.04)
Year Ended July 31, 2013	$27.82	0.07	1.76	1.83	(0.06)		—	(0.06)
Service Class
Year Ended July 31, 2017	$45.73	(0.32)	(2.44)	(2.76)	(1.20)		—	(1.20)
Year Ended July 31, 2016	$36.44	(0.17)	9.46	9.29	—		—	—
Year Ended July 31, 2015	$33.44	(0.30)	3.30	3.00	—		—	—
Year Ended July 31, 2014	$29.14	(0.16)	4.46	4.30	—		—	—
Year Ended July 31, 2013	$27.59	(0.21)	1.76	1.55	—		—	—
Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2017	$33.02	— (c)	15.36	15.36	(0.06)		(0.12)	(0.18)
Year Ended July 31, 2016	$25.08	(0.03)	8.16	8.13	—		(0.19)	(0.19)
Year Ended July 31, 2015	$24.93	(0.01)	0.16	0.15	—		—	—
Year Ended July 31, 2014	$16.26	(0.16)	8.86	8.70	(0.03	)(e)	—	(0.03)
Year Ended July 31, 2013	$13.65	(0.05)	2.69	2.64	(0.03	)(f)	—	(0.03)
Service Class
Year Ended July 31, 2017	$28.58	(0.35)	13.23	12.88	—		(0.12)	(0.12)
Year Ended July 31, 2016	$21.95	(0.27)	7.09	6.82	—		(0.19)	(0.19)
Year Ended July 31, 2015	$22.04	(0.26)	0.17	(0.09)	—		—	—
Year Ended July 31, 2014	$14.50	(0.34)	7.88	7.54	—		—	—
Year Ended July 31, 2013	$12.26	(0.18)	2.42	2.24	—		—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$43.65	(4.85)%	1.68%	1.68%	0.21%	$10,717	195%
$47.55	26.77%	1.65%	1.65%	0.55%	$64,740	101%
$37.58	10.15%	1.74%	1.74%	0.20%	$22,679	112%
$34.24	15.90%	1.78%	1.78%	0.50%	$24,795	162%
$29.59	6.60%	1.80%	1.76%	0.25%	$25,906	244%

$41.77	(5.79)%	2.68%	2.68%	(0.79)%	$692	195%
$45.73	25.49%	2.65%	2.65%	(0.45)%	$5,669	101%
$36.44	8.97%	2.74%	2.74%	(0.80)%	$3,030	112%
$33.44	14.76%	2.78%	2.78%	(0.50)%	$4,403	162%
$29.14	5.62%	2.80%	2.76%	(0.75)%	$777	244%

$48.20	46.57%	1.46%	1.46%	— (d)	$176,966	27%
$33.02	32.59%	1.77%	1.77%	(0.13)%	$18,500	253%
$25.08	0.60%	1.71%	1.71%	(0.05)%	$14,804	40%
$24.93	53.55%	1.76%	1.73%	(0.70)%	$76,034	193%
$16.26	19.44%	2.39%	1.76%	(0.33)%	$2,627	584%

$41.34	45.10%	2.46%	2.46%	(1.00)%	$4,151	27%
$28.58	31.26%	2.77%	2.77%	(1.13)%	$517	253%
$21.95	(0.41)%	2.71%	2.71%	(1.05)%	$843	40%
$22.04	52.00%	2.76%	2.73%	(1.70)%	$2,951	193%
$14.50	18.27%	3.39%	2.76%	(1.33)%	$170	584%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than $0.005.

(d)         Amount is less than 0.005%.

(e)          Subsequent to the issuance of the July 31, 2014 financial statements, $0.03 of the distribution was determined to be a return of capital.

(f)           Subsequent to the issuance of the July 31, 2013 financial statements, $0.01 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 291

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2017	$67.70	(0.29)	28.63	28.34	—	—
Year Ended July 31, 2016	$62.10	(0.21)	5.81 (c)	5.60	—	—
Year Ended July 31, 2015	$54.74	(0.36)	7.72	7.36	—	—
Year Ended July 31, 2014	$38.64	(0.45)	16.55	16.10	—	—
Year Ended July 31, 2013	$34.76	(0.21)	4.09	3.88	—	—
Service Class
Year Ended July 31, 2017	$58.83	(1.01)	24.81	23.80	—	—
Year Ended July 31, 2016	$54.50	(0.74)	5.07 (c)	4.33	—	—
Year Ended July 31, 2015	$48.52	(0.88)	6.86	5.98	—	—
Year Ended July 31, 2014	$34.60	(0.88)	14.80	13.92	—	—
Year Ended July 31, 2013	$31.45	(0.53)	3.68	3.15	—	—
Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2017	$27.53	0.20	(3.56)	(3.36)	—	—
Year Ended July 31, 2016	$20.74	0.59	6.64	7.23	(0.44)	(0.44)
Year Ended July 31, 2015	$21.88	0.43	(1.51)	(1.08)	(0.06)	(0.06)
Year Ended July 31, 2014	$19.41	0.09	2.49	2.58	(0.11)	(0.11)
Year Ended July 31, 2013	$18.32	0.07	1.21	1.28	(0.19)	(0.19)
Service Class
Year Ended July 31, 2017	$26.20	(0.04)	(3.38)	(3.42)	—	—
Year Ended July 31, 2016	$19.78	0.37	6.30	6.67	(0.25)	(0.25)
Year Ended July 31, 2015	$21.01	0.23	(1.46)	(1.23)	—	—
Year Ended July 31, 2014	$18.71	(0.11)	2.41	2.30	—	—
Year Ended July 31, 2013	$17.65	(0.11)	1.17	1.06	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$96.04	41.84%	1.55%	1.55%	(0.35)%	$76,225	107%
$67.70	9.03%	1.82%	1.76%	(0.35)%	$10,270	151%
$62.10	13.45%	1.71%	1.71%	(0.60)%	$10,010	273%
$54.74	41.67%	1.80%	1.78%	(0.98)%	$27,673	322%
$38.64	11.16%	1.95%	1.75%	(0.58)%	$4,162	168%

$82.63	40.43%	2.55%	2.55%	(1.35)%	$3,631	107%
$58.83	7.96%	2.82%	2.76%	(1.35)%	$1,061	151%
$54.50	12.33%	2.71%	2.71%	(1.60)%	$2,090	273%
$48.52	40.23%	2.80%	2.78%	(1.98)%	$5,292	322%
$34.60	10.02%	2.95%	2.75%	(1.58)%	$971	168%

$24.17	(12.20)%	1.78%	1.65%	0.78%	$3,146	194%
$27.53	35.64%	1.66%	1.66%	2.42%	$111,297	330%
$20.74	(4.92)%	1.80%	1.74%	2.02%	$2,052	508%
$21.88	13.34%	2.41%	1.78%	0.43%	$6,498	664%
$19.41	7.17%	2.07%	1.75%	0.39%	$3,908	307%

$22.78	(13.09)%	2.78%	2.65%	(0.22)%	$109	194%
$26.20	34.22%	2.66%	2.66%	1.42%	$4,981	330%
$19.78	(5.85)%	2.80%	2.74%	1.02%	$956	508%
$21.01	12.29%	3.41%	2.78%	(0.57)%	$1,295	664%
$18.71	6.01%	3.06%	2.74%	(0.60)%	$563	307%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

292 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2017	$42.70	0.43	2.20 (c)	2.63	(0.32)	(0.32)
Year Ended July 31, 2016	$32.45	0.10	10.60	10.70	(0.45)	(0.45)
Year Ended July 31, 2015	$29.23	0.29	3.13	3.42	(0.20)	(0.20)
Year Ended July 31, 2014	$26.87	0.26	2.44	2.70	(0.34)	(0.34)
Year Ended July 31, 2013	$24.39	0.27	2.78	3.05	(0.57)	(0.57)
Service Class
Year Ended July 31, 2017	$40.67	0.05	2.07 (c)	2.12	—	—
Year Ended July 31, 2016	$30.83	(0.23)	10.10	9.87	(0.03)	(0.03)
Year Ended July 31, 2015	$27.95	(0.03)	2.97	2.94	(0.06)	(0.06)
Year Ended July 31, 2014	$25.74	(0.02)	2.35	2.33	(0.12)	(0.12)
Year Ended July 31, 2013	$23.23	0.03	2.70	2.73	(0.22)	(0.22)
Short Oil & Gas ProFund(d)
Investor Class
Year Ended July 31, 2017	$50.10	(0.61)	(1.04)	(1.65)	—	—
Year Ended July 31, 2016	$55.12	(0.96)	(4.06)	(5.02)	—	—
Year Ended July 31, 2015	$42.89	(0.80)	13.03	12.23	—	—
Year Ended July 31, 2014	$52.55	(0.80)	(8.86)	(9.66)	—	—
Year Ended July 31, 2013	$65.88	(0.96)	(12.37)	(13.33)	—	—
Service Class
Year Ended July 31, 2017	$48.73	(1.06)	(1.01)	(2.07)	—	—
Year Ended July 31, 2016	$54.22	(1.52)	(3.97)	(5.49)	—	—
Year Ended July 31, 2015	$42.67	(1.36)	12.91	11.55	—	—
Year Ended July 31, 2014	$52.82	(1.36)	(8.79)	(10.15)	—	—
Year Ended July 31, 2013	$66.56	(1.52)	(12.22)	(13.74)	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$45.01	6.27%	1.65%	1.65%		1.06%	$16,755	97%
$42.70	33.41%	1.76%	1.76%		0.28%	$71,264	229%
$32.45	11.61%	1.76%	1.76%		0.85%	$8,537	305%
$29.23	10.22%	1.77%	1.74%		0.90%	$24,093	294%
$26.87	13.09%	2.16%	1.76%		1.10%	$17,305	307%

$42.79	5.19%	2.65%	2.65%		0.06%	$671	97%
$40.67	32.09%	2.76%	2.76%		(0.72)%	$3,106	229%
$30.83	10.49%	2.76%	2.76%		(0.15)%	$2,287	305%
$27.95	9.11%	2.77%	2.74%		(0.10)%	$2,283	294%
$25.74	11.99%	3.15%	2.75%		0.11%	$801	307%

$48.45	(3.25)%	2.76%	1.77%		(1.30)%	$2,491	—
$50.10	(9.14)%	2.26%	1.80	%(e)	(1.64)%	$2,922	—
$55.12	28.54%	2.50%	1.74%		(1.71)%	$2,725	—
$42.89	(18.42)%	2.60%	1.78%		(1.76)%	$3,494	—
$52.55	(20.17)%	2.65%	1.76%		(1.68)%	$998	—

$46.66	(4.21)%	3.76%	2.77%		(2.30)%	$139	—
$48.73	(10.18)%	3.26%	2.80	%(e)	(2.64)%	$283	—
$54.22	27.20%	3.50%	2.74%		(2.71)%	$114	—
$42.67	(19.24)%	3.60%	2.78%		(2.76)%	$38	—
$52.82	(20.67)%	3.63%	2.74%		(2.66)%	$570	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         As described in Note 10, share amounts adjusted for 1:8 reverse stock split that occurred on December 5, 2016.

(e)          The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 293

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Asset Value, End of Period
Short Precious Metals ProFund(c)
Investor Class
Year Ended July 31, 2017	$35.17	(0.57)	5.73		5.16	$40.33
Year Ended July 31, 2016	$105.09	(1.12)	(68.80)		(69.92)	$35.17
Year Ended July 31, 2015	$59.25	(1.36)	47.20		45.84	$105.09
Year Ended July 31, 2014	$73.62	(1.20)	(13.17)		(14.37)	$59.25
Year Ended July 31, 2013	$57.07	(1.04)	17.59		16.55	$73.62
Service Class
Year Ended July 31, 2017	$35.70	(0.97)	5.75		4.78	$40.48
Year Ended July 31, 2016	$107.82	(2.00)	(70.12)		(72.12)	$35.70
Year Ended July 31, 2015	$61.45	(2.16)	48.53		46.37	$107.82
Year Ended July 31, 2014	$76.99	(1.92)	(13.62)		(15.54)	$61.45
Year Ended July 31, 2013	$60.26	(1.76)	18.49		16.73	$76.99
Short Real Estate ProFund
Investor Class
Year Ended July 31, 2017	$15.67	(0.23)	(0.01	)(d)	(0.24)	$15.43
Year Ended July 31, 2016	$19.65	(0.31)	(3.67)		(3.98)	$15.67
Year Ended July 31, 2015	$22.19	(0.35)	(2.19)		(2.54)	$19.65
Year Ended July 31, 2014(e)	$25.85	(0.45)	(3.21)		(3.66)	$22.19
Year Ended July 31, 2013(e)	$28.60	(0.45)	(2.30)		(2.75)	$25.85
Service Class
Year Ended July 31, 2017	$14.45	(0.39)	0.02		(0.37)	$14.08
Year Ended July 31, 2016	$18.28	(0.48)	(3.35)		(3.83)	$14.45
Year Ended July 31, 2015	$20.84	(0.54)	(2.02)		(2.56)	$18.28
Year Ended July 31, 2014(e)	$24.50	(0.69)	(2.97)		(3.66)	$20.84
Year Ended July 31, 2013(e)	$27.40	(0.70)	(2.20)		(2.90)	$24.50

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

14.57%	2.00%	1.85%	(1.39)%	$3,432	—
(66.51)%	1.98%	1.86%	(1.70)%	$11,839	—
77.33%	1.75%	1.75%	(1.72)%	$11,647	—
(19.46)%	1.87%	1.78%	(1.76)%	$2,744	—
29.03%	2.09%	1.77%	(1.70)%	$12,184	—

13.45%	3.00%	2.85%	(2.39)%	$336	—
(66.91)%	2.98%	2.86%	(2.70)%	$7,692	—
75.52%	2.75%	2.75%	(2.72)%	$12,483	—
(20.17)%	2.87%	2.78%	(2.76)%	$5,531	—
27.76%	3.09%	2.77%	(2.70)%	$394	—

(1.53)%	3.33%	1.78%	(1.39)%	$772	—
(20.25)%	2.91%	1.78%	(1.64)%	$1,268	—
(11.45)%	2.68%	1.78%	(1.75)%	$3,646	—
(14.16)%	2.28%	1.78%	(1.76)%	$870	—
(9.62)%	2.52%	1.76%	(1.70)%	$4,753	—

(2.56)%	4.33%	2.78%	(2.39)%	$10	—
(21.00)%	3.91%	2.78%	(2.64)%	$8	—
(12.19)%	3.68%	2.78%	(2.75)%	$8	—
(14.98)%	3.28%	2.78%	(2.76)%	$18	—
(10.58)%	3.52%	2.76%	(2.70)%	$164	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 10, adjusted for 1:8 reverse stock split that occurred on December 5, 2016.

(d)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)          As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

294 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2017	$63.97	(0.33)	(9.81)	(10.14)	—		—
Year Ended July 31, 2016	$52.34	(0.37)	12.00	11.63	—		—
Year Ended July 31, 2015	$46.74	— (c)	5.60	5.60	—		—
Year Ended July 31, 2014	$42.28	0.12	4.36	4.48	(0.02	)(e)	(0.02)
Year Ended July 31, 2013	$53.47	0.03	(11.22)	(11.19)	—		—
Service Class
Year Ended July 31, 2017	$60.10	(0.87)	(9.16)	(10.03)	—		—
Year Ended July 31, 2016	$49.67	(0.90)	11.33	10.43	—		—
Year Ended July 31, 2015	$44.75	(0.51)	5.43	4.92	—		—
Year Ended July 31, 2014	$40.94	(0.29)	4.10	3.81	—	(c)(e)	—	(c)
Year Ended July 31, 2013	$52.36	(0.44)	(10.98)	(11.42)	—		—
Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2017	$14.26	(0.18)	0.83	0.65	—		—
Year Ended July 31, 2016	$15.80	(0.23)	(1.31)	(1.54)	—		—
Year Ended July 31, 2015	$17.08	(0.27)	(1.01)	(1.28)	—		—
Year Ended July 31, 2014	$18.06	(0.29)	(0.69)	(0.98)	—		—
Year Ended July 31, 2013	$17.27	(0.29)	1.08	0.79	—		—
Service Class
Year Ended July 31, 2017	$13.72	(0.33)	0.81	0.48	—		—
Year Ended July 31, 2016	$15.34	(0.37)	(1.25)	(1.62)	—		—
Year Ended July 31, 2015	$16.76	(0.43)	(0.99)	(1.42)	—		—
Year Ended July 31, 2014	$17.89	(0.47)	(0.66)	(1.13)	—		—
Year Ended July 31, 2013	$17.28	(0.46)	1.07	0.61	—		—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$53.83	(15.84)%	1.28%	1.28%	(0.60)%		$21,114	397%
$63.97	22.22%	1.27%	1.27%	(0.66)%		$23,775	409%
$52.34	11.96%	1.36%	1.36%	—	%(d)	$54,379	2,626%
$46.74	10.62%	1.40%	1.40%	0.29%		$21,575	3,503%
$42.28	(20.94)%	1.41%	1.41%	0.06%		$39,203	3,295%

$50.07	(16.70)%	2.28%	2.28%	(1.60)%		$794	397%
$60.10	21.02%	2.27%	2.27%	(1.66)%		$16,224	409%
$49.67	10.99%	2.36%	2.36%	(1.00)%		$1,364	2,626%
$44.75	9.32%	2.40%	2.40%	(0.71)%		$16,258	3,503%
$40.94	(21.81)%	2.41%	2.41%	(0.94)%		$17,405	3,295%

$14.91	4.48%	1.73%	1.73%	(1.22)%		$8,677	—
$14.26	(9.68)%	1.63%	1.63%	(1.49)%		$7,982	—
$15.80	(7.49)%	1.69%	1.69%	(1.66)%		$22,770	—
$17.08	(5.43)%	1.65%	1.65%	(1.64)%		$24,053	—
$18.06	4.57%	1.70%	1.70%	(1.63)%		$33,995	—

$14.20	3.50%	2.73%	2.73%	(2.22)%		$486	—
$13.72	(10.56)%	2.63%	2.63%	(2.49)%		$1,340	—
$15.34	(8.47)%	2.69%	2.69%	(2.66)%		$394	—
$16.76	(6.32)%	2.65%	2.65%	(2.64)%		$785	—
$17.89	3.53%	2.71%	2.71%	(2.64)%		$17,514	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than $0.005.

(d)         Amount is less than 0.005%.

(e)          Subsequent to the issuance of the July 31, 2014 financial statements, $0.01 and less than $0.005 of the distribution was determined to be a return of capital of the Investor Class and Service Class, respectively.

See accompanying notes to the financial statements.

Financial Highlights :: 295

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Asset Value, End of Period
Rising Rates Opportunity ProFund(c)
Investor Class
Year Ended July 31, 2017	$36.13	(0.44)	5.57		5.13	$41.26
Year Ended July 31, 2016	$46.76	(0.56)	(10.07)		(10.63)	$36.13
Year Ended July 31, 2015	$56.03	(0.72)	(8.55)		(9.27)	$46.76
Year Ended July 31, 2014	$65.03	(0.96)	(8.04)		(9.00)	$56.03
Year Ended July 31, 2013	$54.48	(0.88)	11.43		10.55	$65.03
Service Class
Year Ended July 31, 2017	$32.96	(0.81)	5.12		4.31	$37.27
Year Ended July 31, 2016	$43.10	(0.96)	(9.18)		(10.14)	$32.96
Year Ended July 31, 2015	$52.18	(1.20)	(7.88)		(9.08)	$43.10
Year Ended July 31, 2014	$61.21	(1.52)	(7.51)		(9.03)	$52.18
Year Ended July 31, 2013	$51.85	(1.52)	10.88		9.36	$61.21
Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2017	$28.06	(0.36)	(0.60	)(d)	(0.96)	$27.10
Year Ended July 31, 2016	$29.06	(0.41)	(0.59)		(1.00)	$28.06
Year Ended July 31, 2015	$24.94	(0.42)	4.54		4.12	$29.06
Year Ended July 31, 2014	$25.58	(0.44)	(0.20)		(0.64)	$24.94
Year Ended July 31, 2013	$26.49	(0.42)	(0.49)		(0.91)	$25.58
Service Class
Year Ended July 31, 2017	$25.74	(0.62)	(0.53	)(d)	(1.15)	$24.59
Year Ended July 31, 2016	$26.93	(0.68)	(0.51)		(1.19)	$25.74
Year Ended July 31, 2015	$23.34	(0.68)	4.27		3.59	$26.93
Year Ended July 31, 2014	$24.18	(0.67)	(0.17)		(0.84)	$23.34
Year Ended July 31, 2013	$25.30	(0.67)	(0.45)		(1.12)	$24.18

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

14.10%	1.54%	1.54%	(1.06)%	$32,933	—
(22.60)%	1.48%	1.48%	(1.30)%	$34,905	—
(16.57)%	1.57%	1.57%	(1.54)%	$61,774	—
(13.90)%	1.57%	1.57%	(1.55)%	$87,658	—
19.38%	1.62%	1.62%	(1.54)%	$125,980	—

13.08%	2.54%	2.54%	(2.06)%	$518	—
(23.56)%	2.48%	2.48%	(2.30)%	$2,172	—
(17.33)%	2.57%	2.57%	(2.54)%	$10,014	—
(14.77)%	2.57%	2.57%	(2.55)%	$4,538	—
18.06%	2.62%	2.62%	(2.54)%	$21,509	—

(3.42)%	1.67%	1.67%	(1.25)%	$17,956	—
(3.44)%	1.65%	1.65%	(1.48)%	$33,566	—
16.52%	1.57%	1.57%	(1.54)%	$35,640	—
(2.50)%	1.80%	1.79%	(1.78)%	$20,768	—
(3.44)%	1.72%	1.72%	(1.65)%	$72,751	—

(4.39)%	2.67%	2.67%	(2.25)%	$4,399	—
(4.42)%	2.65%	2.65%	(2.48)%	$12,531	—
15.38%	2.57%	2.57%	(2.54)%	$14,610	—
(3.47)%	2.80%	2.79%	(2.78)%	$9,755	—
(4.43)%	2.73%	2.73%	(2.66)%	$11,485	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 10, share amounts adjusted for 1:8 reverse stock split that occurred on December 5, 2016.

(d)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

296 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Asset Value, End of Period
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2017	$17.76	(0.22)	0.23	(c)	0.01	$17.77
Year Ended July 31, 2016	$17.83	(0.28)	0.21		(0.07)	$17.76
Year Ended July 31, 2015	$21.74	(0.34)	(3.57)		(3.91)	$17.83
Year Ended July 31, 2014	$22.04	(0.39)	0.09		(0.30)	$21.74
Year Ended July 31, 2013	$22.13	(0.38)	0.29		(0.09)	$22.04
Service Class
Year Ended July 31, 2017	$16.92	(0.38)	0.24	(c)	(0.14)	$16.78
Year Ended July 31, 2016	$17.16	(0.45)	0.21		(0.24)	$16.92
Year Ended July 31, 2015	$21.14	(0.53)	(3.45)		(3.98)	$17.16
Year Ended July 31, 2014	$21.65	(0.61)	0.10		(0.51)	$21.14
Year Ended July 31, 2013	$21.95	(0.59)	0.29		(0.30)	$21.65

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

0.06%	3.38%	1.78%	(1.33)%	$1,965	—
(0.39)%	2.43%	1.78%	(1.60)%	$2,480	—
(17.99)%	2.48%	1.78%	(1.75)%	$2,829	—
(1.36)%	2.46%	1.78%	(1.76)%	$3,940	—
(0.41)%	2.06%	1.76%	(1.68)%	$6,460	—

(0.89)%	4.38%	2.78%	(2.33)%	$487	—
(1.34)%	3.43%	2.78%	(2.60)%	$1,285	—
(18.83)%	3.48%	2.78%	(2.75)%	$1,798	—
(2.36)%	3.46%	2.78%	(2.76)%	$1,684	—
(1.37)%	3.06%	2.76%	(2.68)%	$1,160	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Notes to Financial Statements

298 :: Notes to Financial Statements :: July 31, 2017

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

As of July 31, 2017, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	HSBC Securities (USA), Inc., 0.92%, dated 7/31/17, due 8/1/17(1)	RBC Capital Markets, LLC, 0.97%, dated 7/31/17, due 8/1/17(2)	RBS Securities,Inc., 0.93%, dated 7/31/17, due 8/1/17(3)	Societe Generale, 1.00%, dated 7/31/17, due 8/1/17(4)	UMB Bank, N.A., 0.92%, dated 7/31/17, due 8/1/17(5)
Bull ProFund	$10,889,000	$11,511,000	$7,778,000	$15,556,000	$120,000
Mid-Cap ProFund	5,878,000	6,214,000	4,197,000	8,396,000	69,000

July 31, 2017 :: Notes to Financial Statements :: 299

Fund Name	HSBC Securities (USA), Inc., 0.92%, dated 7/31/17, due 8/1/17(1)	RBC Capital Markets, LLC, 0.97%, dated 7/31/17, due 8/1/17(2)	RBS Securities,Inc., 0.93%, dated 7/31/17, due 8/1/17(3)	Societe Generale, 1.00%, dated 7/31/17, due 8/1/17(4)	UMB Bank, N.A., 0.92%, dated 7/31/17, due 8/1/17(5)
Small-Cap ProFund	$5,771,000	$6,102,000	$4,123,000	$8,247,000	$68,000
NASDAQ-100 ProFund	13,949,000	14,747,000	9,963,000	19,928,000	153,000
Large-Cap Value ProFund	14,000	15,000	10,000	20,000	1,000
Large-Cap Growth ProFund	23,000	25,000	16,000	33,000	3,000
Europe 30 ProFund	2,000	2,000	1,000	3,000	3,000
UltraBull ProFund	6,179,000	6,532,000	4,413,000	8,828,000	72,000
UltraMid-Cap ProFund	6,649,000	7,030,000	4,749,000	9,500,000	81,000
UltraSmall-Cap ProFund	13,289,000	14,049,000	9,492,000	18,985,000	149,000
UltraDow 30 ProFund	2,137,000	2,260,000	1,527,000	3,055,000	28,000
UltraNASDAQ-100 ProFund	39,331,000	41,578,000	28,093,000	56,187,000	426,000
UltraInternational ProFund	5,324,000	5,629,000	3,803,000	7,607,000	60,000
UltraEmerging Markets ProFund	2,556,000	2,701,000	1,825,000	3,651,000	33,000
UltraLatin America ProFund	923,000	976,000	659,000	1,320,000	16,000
UltraChina ProFund	916,000	969,000	653,000	1,308,000	16,000
UltraJapan ProFund	4,325,000	4,572,000	3,089,000	6,179,000	49,000
Bear ProFund	13,084,000	13,832,000	9,346,000	18,692,000	144,000
Short Small-Cap ProFund	2,273,000	2,404,000	1,624,000	3,249,000	33,000
Short NASDAQ-100 ProFund	2,255,000	2,384,000	1,611,000	3,223,000	30,000
UltraBear ProFund	2,701,000	2,855,000	1,929,000	3,859,000	35,000
UltraShort Mid-Cap ProFund	452,000	479,000	324,000	648,000	9,000
UltraShort Small-Cap ProFund	2,124,000	2,246,000	1,517,000	3,036,000	30,000
UltraShort Dow 30 ProFund	1,206,000	1,275,000	861,000	1,724,000	19,000
UltraShort NASDAQ-100 ProFund	4,330,000	4,578,000	3,094,000	6,188,000	54,000
UltraShort International ProFund	694,000	734,000	495,000	992,000	13,000
UltraShort Emerging Markets ProFund	658,000	696,000	470,000	940,000	11,000
UltraShort Latin America ProFund	1,938,000	2,050,000	1,384,000	2,771,000	28,000
UltraShort China ProFund	358,000	378,000	255,000	511,000	8,000
UltraShort Japan ProFund	275,000	290,000	196,000	392,000	5,000
Banks UltraSector ProFund	1,118,000	1,183,000	798,000	1,597,000	17,000
Basic Materials UltraSector ProFund	624,000	659,000	445,000	892,000	12,000
Biotechnology UltraSector ProFund	22,087,000	23,349,000	15,775,000	31,552,000	242,000
Consumer Goods UltraSector ProFund	1,926,000	2,036,000	1,376,000	2,752,000	24,000
Consumer Services UltraSector ProFund	1,963,000	2,077,000	1,402,000	2,806,000	28,000
Financials UltraSector ProFund	957,000	1,013,000	683,000	1,369,000	17,000
Health Care UltraSector ProFund	4,148,000	4,385,000	2,962,000	5,926,000	51,000
Industrials UltraSector ProFund	1,959,000	2,070,000	1,399,000	2,798,000	26,000
Internet UltraSector ProFund	10,833,000	11,453,000	7,738,000	15,476,000	120,000
Mobile Telecommunications UltraSector ProFund	504,000	533,000	361,000	722,000	9,000
Oil & Gas UltraSector ProFund	1,224,000	1,294,000	873,000	1,749,000	23,000
Oil Equipment, Services & Distribution UltraSector ProFund	972,000	1,028,000	694,000	1,390,000	16,000
Pharmaceuticals UltraSector ProFund	670,000	710,000	478,000	958,000	14,000
Precious Metals UltraSector ProFund	1,311,000	1,386,000	936,000	1,874,000	18,000
Real Estate UltraSector ProFund	747,000	791,000	534,000	1,070,000	13,000
Semiconductor UltraSector ProFund	11,794,000	12,467,000	8,424,000	16,848,000	131,000
Technology UltraSector ProFund	4,667,000	4,934,000	3,333,000	6,668,000	56,000
Telecommunications UltraSector ProFund	153,000	163,000	109,000	221,000	10,000
Utilities UltraSector ProFund	960,000	1,016,000	686,000	1,374,000	16,000
Short Oil & Gas ProFund	632,000	667,000	451,000	904,000	13,000
Short Precious Metals ProFund	937,000	991,000	670,000	1,340,000	15,000
Short Real Estate ProFund	219,000	231,000	156,000	314,000	9,000
U.S. Government Plus ProFund	4,805,000	5,080,000	3,431,000	6,864,000	60,000
Rising Rates Opportunity 10 ProFund	2,194,000	2,321,000	1,567,000	3,135,000	29,000
Rising Rates Opportunity ProFund	7,998,000	8,455,000	5,712,000	11,425,000	91,000
Rising U.S. Dollar ProFund	6,113,000	6,463,000	4,366,000	8,735,000	71,000
Falling U.S. Dollar ProFund	559,000	590,000	399,000	800,000	11,000
	$242,577,000	$256,458,000	$173,255,000	$346,587,000	$2,908,000

300 :: Notes to Financial Statements :: July 31, 2017

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of July 31, 2017 as follows:

(1)         U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), effective yield or interest rate in effect at July 31, 2017, 3.003%, due 8/15/45, total value of $247,432,302.

(2)         U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/19, total value $261,595,248.

(3)         U.S. Treasury Bills, effective yield or interest rate in effect at July 31, 2017, 1.116%, due 1/25/18, U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/19, which had an aggregate value $176,805,631.

(4)         U.S. Treasury Inflation-Protected Securities (TIPS), 0.625%, due 7/15/21, total value $353,528,542.

(5)         U.S. Treasury Notes, 1.125%, due 12/31/19, total value $2,975,371.

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended July 31, 2017, were utilized to gain exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended July 31, 2017. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with derivative positions in the Small-Cap ProFund, UltraBull ProFund, Mobile Telecommunications UltraSector ProFund and Telecommunications UltraSector ProFund was 62%, 140%, 87% and 83%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended July 31, 2017.

In connection with its management of certain series of the Trust included in this report (UltraJapan ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund and UltraShort Japan ProFund (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an

July 31, 2017 :: Notes to Financial Statements :: 301

amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the

302 :: Notes to Financial Statements :: July 31, 2017

currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Rising U.S. Dollar or Falling U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of July 31, 2017, there was no collateral posted by counterparties.

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund’s illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or

July 31, 2017 :: Notes to Financial Statements :: 303

liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of July 31, 2017, the collateral posted by counterparties consisted of U.S. Treasury securities and cash. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund’s Statement of Assets and Liabilities, categorized by risk exposure, as of July 31, 2017.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Bull ProFund	$168,479	$—	$—	$—	$82,288	$—
Mid-Cap ProFund	37,728	—	—	—	124,653	—
Small-Cap ProFund	16,705	—	—	—	145,194	—
NASDAQ-100 ProFund	100	—	—	—	299,788	—
UltraBull ProFund	243,449	—	—	—	286,074	—
UltraMid-Cap ProFund	64,897	—	—	—	746,814	—
UltraSmall-Cap ProFund	240,062	—	—	—	744,031	—
UltraDow 30 ProFund	262,427	125,920	—	—	—	—
UltraNASDAQ-100 ProFund	1,223,190	—	—	—	2,747,311	—
UltraInternational ProFund	—	128,923	—	—	—	—
UltraEmerging Markets ProFund	—	860,762	—	—	—	—
UltraLatin America ProFund	—	489,846	—	—	—	—
UltraChina ProFund	—	531,302	—	—	—	—
UltraJapan ProFund	—	—	—	436,256	—	—
Bear ProFund	—	95,843	—	44,536	—	—
Short Small-Cap ProFund	—	28,126	—	13,783	—	—
Short NASDAQ-100 ProFund	792	43,681	—	—	—	—
UltraBear ProFund	—	48,709	—	15,216	—	—
UltraShort Mid-Cap ProFund	2,068	22,459	—	—	—	—

304 :: Notes to Financial Statements :: July 31, 2017

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
UltraShort Small-Cap ProFund	$—	$92,725	$—	$37,707	$—	$—
UltraShort Dow 30 ProFund	—	—	—	40,277	37,234	—
UltraShort NASDAQ-100 ProFund	2,036	218,953	—	—	—	—
UltraShort International ProFund	—	—	—	—	17,722	—
UltraShort Emerging Markets ProFund	—	—	—	—	63,868	—
UltraShort Latin America ProFund	—	—	—	—	228,954	—
UltraShort China ProFund	—	—	—	—	43,038	—
UltraShort Japan ProFund	28,008	—	—	—	—	—
Banks UltraSector ProFund	—	59,830	—	—	—	—
Basic Materials UltraSector ProFund	—	—	—	—	51,812	—
Biotechnology UltraSector ProFund	—	—	—	—	6,727,311	—
Consumer Goods UltraSector ProFund	—	—	—	—	71,467	—
Consumer Services UltraSector ProFund	—	214,612	—	—	—	—
Financials UltraSector ProFund	—	61,045	—	—	—	—
Health Care UltraSector ProFund	—	—	—	—	819,726	—
Industrials UltraSector ProFund	—	—	—	—	40,046	—
Internet UltraSector ProFund	—	—	—	—	2,614,537	—
Mobile Telecommunications UltraSector ProFund	—	—	—	—	131,305	—
Oil & Gas UltraSector ProFund	—	406,147	—	—	—	—
Oil Equipment, Services & Distribution UltraSector ProFund	—	189,158	—	—	—	—
Pharmaceuticals UltraSector ProFund	—	—	—	—	16,729	—
Precious Metals UltraSector ProFund	—	726,521	—	—	—	—
Real Estate UltraSector ProFund	—	42,507	—	—	—	—
Semiconductor UltraSector ProFund	—	—	—	—	1,686,121	—
Technology UltraSector ProFund	—	—	—	—	1,138,854	—
Telecommunications UltraSector ProFund	—	201,364	—	—	—	—
Utilities UltraSector ProFund	—	104,305	—	—	—	—
Short Oil & Gas ProFund	—	—	—	—	53,033	—
Short Precious Metals ProFund	—	—	—	—	230,629	—
Short Real Estate ProFund	—	—	—	—	5,464	—
Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	—	—	115,319	—	—	922,247
Falling U.S. Dollar ProFund	—	—	89,555	—	—	187
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	—	104,644	—	—	—	—
Rising Rates Opportunity 10 ProFund	—	—	—	—	74,578	—
Rising Rates Opportunity ProFund	—	—	—	—	323,885	—

*                 Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund’s Statement of Operations, categorized by risk exposure, for the year ended July 31, 2017.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
Bull ProFund	$1,620,172	$5,873,846	$—	$(259,838)
Mid-Cap ProFund	333,968	15,772,122	—	(358,998)
Small-Cap ProFund	614,717	2,594,000	—	(252,866)
NASDAQ-100 ProFund	3,382,652	5,320,577	—	(813,631)
UltraBull ProFund	2,442,731	17,032,858	—	(797,545)
UltraMid-Cap ProFund	1,760,172	13,378,572	—	(1,750,522)
UltraSmall-Cap ProFund	1,216,561	18,758,057	—	(825,395)

July 31, 2017 :: Notes to Financial Statements :: 305

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
UltraDow 30 ProFund	$501,956	$4,254,366	$—	$434,834
UltraNASDAQ-100 ProFund	10,120,150	90,583,505	—	(5,246,014)
UltraInternational ProFund	—	2,974,433	—	(20,773)
UltraEmerging Markets ProFund	—	5,936,263	—	974,378
UltraLatin America ProFund	—	3,592,802	—	336,606
UltraChina ProFund	—	2,529,023	—	641,391
UltraJapan ProFund	11,802,644	—	—	(847,971)
Bear ProFund	(460,072)	(4,436,626)	—	287,516
Short Small-Cap ProFund	(424,775)	(1,151,847)	—	104,976
Short NASDAQ-100 ProFund	(267,842)	(1,652,265)	—	144,103
UltraBear ProFund	(410,826)	(4,025,944)	—	195,606
UltraShort Mid-Cap ProFund	(26,756)	(725,127)	—	50,682
UltraShort Small-Cap ProFund	(134,519)	(1,833,982)	—	146,658
UltraShort Dow 30 ProFund	(213,625)	(1,596,107)	—	(65,887)
UltraShort NASDAQ-100 ProFund	(380,605)	(6,239,220)	—	424,560
UltraShort International ProFund	—	(1,617,308)	—	156,756
UltraShort Emerging Markets ProFund	—	(2,057,912)	—	(145,800)
UltraShort Latin America ProFund	—	(2,980,912)	—	(129,476)
UltraShort China ProFund	—	(1,291,290)	—	(119,979)
UltraShort Japan ProFund	(1,165,901)	—	—	(62,036)
Banks UltraSector ProFund	—	4,521,874	—	45,863
Basic Materials UltraSector ProFund	—	1,178,552	—	(209,080)
Biotechnology UltraSector ProFund	—	23,620,678	—	(10,674,945)
Consumer Goods UltraSector ProFund	—	175,349	—	86,562
Consumer Services UltraSector ProFund	—	3,299,750	—	307,303
Financials UltraSector ProFund	—	4,994,739	—	42,868
Health Care UltraSector ProFund	—	1,272,594	—	(1,045,199)
Industrials UltraSector ProFund	—	2,266,007	—	(49,230)
Internet UltraSector ProFund	—	19,697,795	—	(3,329,859)
Mobile Telecommunications UltraSector ProFund	—	100,629	—	(293,759)
Oil & Gas UltraSector ProFund	—	(751,614)	—	411,617
Oil Equipment, Services & Distribution UltraSector ProFund	—	(1,212,547)	—	133,373
Pharmaceuticals UltraSector ProFund	—	(546,684)	—	(64,808)
Precious Metals UltraSector ProFund	—	(10,520,699)	—	(2,738,121)
Real Estate UltraSector ProFund	—	(3,634,703)	—	(292,815)
Semiconductor UltraSector ProFund	—	27,493,616	—	(1,857,634)
Technology UltraSector ProFund	—	9,180,706	—	(1,304,011)
Telecommunications UltraSector ProFund	—	(7,538,709)	—	256,248
Utilities UltraSector ProFund	—	(1,731,316)	—	894,231
Short Oil & Gas ProFund	—	(188,870)	—	(48,987)
Short Precious Metals ProFund	—	472,935	—	674,300
Short Real Estate ProFund	—	77,774	—	2,696
Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	—	—	1,686,288	(410,234)
Falling U.S. Dollar ProFund	—	—	(298,351)	103,850
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	61,492	(7,774,033)	—	(800,823)
Rising Rates Opportunity 10 ProFund	(1,064)	619,161	—	(139,227)
Rising Rates Opportunity ProFund	3,064	10,082,311	—	365,386

306 :: Notes to Financial Statements :: July 31, 2017

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements and forward currency contracts at July 31, 2017. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at year end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at year end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Bull ProFund
Swap Agreements — Goldman Sachs International	$(40,425)	$40,425	$—	$—
Swap Agreements — UBS AG	(41,863)	41,863	—	—
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(22,240)	22,240	—	—
Swap Agreements — UBS AG	(102,413)	102,413	—	—
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(117,677)	117,677	—	—
Swap Agreements — UBS AG	(27,517)	27,517	—	—
NASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	(143,933)	143,933	—	—
Swap Agreements — UBS AG	(155,855)	155,855	—	—
UltraBull ProFund
Swap Agreements — Goldman Sachs International	(163,860)	163,860	—	—
Swap Agreements — UBS AG	(122,214)	122,214	—	—
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	(364,315)	364,315	—	—
Swap Agreements — UBS AG	(382,499)	382,499	—	—
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	(269,010)	269,010	—	—
Swap Agreements — UBS AG	(475,021)	475,021	—	—
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	70,514	(70,514)	—	—
Swap Agreements — UBS AG	55,406	—	(55,406)	—
UltraNASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	(1,276,771)	1,276,771	—	—
Swap Agreements — UBS AG	(1,470,540)	1,470,540	—	—
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	997	—	—	997
Swap Agreements — UBS AG	127,926	—	(127,926)	—
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	119,859	(119,616)	—	243
Swap Agreements — UBS AG	740,903	—	(650,000)	90,903
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	219,723	(125,455)	—	94,268
Swap Agreements — UBS AG	270,123	—	—	270,123
UltraChina ProFund
Swap Agreements — Goldman Sachs International	38,133	(38,133)	—	—
Swap Agreements — UBS AG	493,169	—	(320,000)	173,169
Bear ProFund
Swap Agreements — Goldman Sachs International	55,152	—	—	55,152
Swap Agreements — UBS AG	40,691	—	—	40,691
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	23,051	—	—	23,051
Swap Agreements — UBS AG	5,075	—	—	5,075
Short NASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	39,204	—	—	39,204
Swap Agreements — UBS AG	4,477	—	—	4,477
UltraBear ProFund
Swap Agreements — Goldman Sachs International	25,391	—	—	25,391
Swap Agreements — UBS AG	23,318	—	—	23,318
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	10,439	—	—	10,439
Swap Agreements — UBS AG	12,020	—	—	12,020

July 31, 2017 :: Notes to Financial Statements :: 307

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	$19,528	$—	$—	$19,528
Swap Agreements — UBS AG	73,197	—	—	73,197
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	(27,075)	27,075	—	—
Swap Agreements — UBS AG	(10,159)	10,159	—	—
UltraShort NASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	83,397	—	—	83,397
Swap Agreements — UBS AG	135,556	—	—	135,556
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	(4,447)	4,447	—	—
Swap Agreements — UBS AG	(13,275)	13,275	—	—
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	(39,839)	39,839	—	—
Swap Agreements — UBS AG	(24,029)	24,029	—	—
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	(44,554)	44,554	—	—
Swap Agreements — UBS AG	(184,400)	184,400	—	—
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	(13,915)	13,915	—	—
Swap Agreements — UBS AG	(29,123)	29,123	—	—
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	25,930	—	—	25,930
Swap Agreements — UBS AG	33,900	—	(33,900)	—
Basic Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(26,195)	26,195	—	—
Swap Agreements — UBS AG	(25,617)	25,617	—	—
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(3,377,006)	3,377,006	—	—
Swap Agreements — UBS AG	(3,350,305)	3,350,305	—	—
Consumer Goods UltraSector ProFund
Swap Agreements — Goldman Sachs International	(39,698)	39,698	—	—
Swap Agreements — UBS AG	(31,769)	31,769	—	—
Consumer Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	105,399	(105,399)	—	—
Swap Agreements — UBS AG	109,213	—	—	109,213
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	30,284	—	—	30,284
Swap Agreements — UBS AG	30,761	—	—	30,761
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	(418,142)	418,142	—	—
Swap Agreements — UBS AG	(401,584)	401,584	—	—
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(20,658)	20,658	—	—
Swap Agreements — UBS AG	(19,388)	19,388	—	—
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	(1,330,639)	1,330,639	—	—
Swap Agreements — UBS AG	(1,283,898)	1,283,898	—	—
Mobile Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	(44,207)	44,207	—	—
Swap Agreements — UBS AG	(87,098)	87,098	—	—
Oil & Gas UltraSector ProFund
Swap Agreements — Goldman Sachs International	205,081	(121,054)	—	84,027
Swap Agreements — UBS AG	201,066	—	—	201,066
Oil Equipment, Services & Distribution UltraSector ProFund
Swap Agreements — Goldman Sachs International	98,670	(98,670)	—	—
Swap Agreements — UBS AG	90,488	—	—	90,488
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	(13,582)	13,582	—	—
Swap Agreements — UBS AG	(3,147)	3,147	—	—

308 :: Notes to Financial Statements :: July 31, 2017

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	$306,939	$(306,939)	$—	$—
Swap Agreements — UBS AG	419,582	—	(419,582)	—
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	22,200	—	—	22,200
Swap Agreements — UBS AG	20,307	—	—	20,307
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	(845,172)	845,172	—	—
Swap Agreements — UBS AG	(840,949)	840,949	—	—
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(575,004)	575,004	—	—
Swap Agreements — UBS AG	(563,850)	563,850	—	—
Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	93,171	—	—	93,171
Swap Agreements — UBS AG	108,193	—	—	108,193
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	51,810	—	—	51,810
Swap Agreements — UBS AG	52,495	—	—	52,495
Short Oil & Gas ProFund
Swap Agreements — Goldman Sachs International	(28,968)	28,968	—	—
Swap Agreements — UBS AG	(24,065)	24,065	—	—
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	(131,864)	131,864	—	—
Swap Agreements — UBS AG	(98,765)	98,765	—	—
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	(2,861)	2,861	—	—
Swap Agreements — UBS AG	(2,603)	2,603	—	—
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	96,313	—	—	96,313
Swap Agreements — Societe’ Generale	8,331	—	(8,331)	—
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	(21,154)	21,154	—	—
Swap Agreements — Societe’ Generale	(53,424)	53,424	—	—
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	(286,802)	286,802	—	—
Swap Agreements — Societe’ Generale	(37,083)	37,083	—	—
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	1,502
Depreciation	(417,105)
Net (Depreciation)	(415,603)	415,603	—	—
Forward Currency Contracts — UBS AG
Appreciation	113,817
Depreciation	(505,142)
Net (Depreciation)	(391,325)	391,325	—	—
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	44,649
Depreciation	(111)
Net Appreciation	44,538	—	—	44,538
Forward Currency Contracts — UBS AG
Appreciation	44,906
Depreciation	(76)
Net Appreciation	44,830	—	—	44,830

*                 The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**          Financial instruments and cash collateral received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of this collateral.

July 31, 2017 :: Notes to Financial Statements :: 309

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bull ProFund, Europe 30 ProFund, UltraBull ProFund, UltraNASDAQ-100 ProFund, UltraJapan ProFund, Bear ProFund, UltraBear ProFund and UltraShort NASDAQ-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC for reporting periods after August 1, 2017. Management is currently evaluating the impact of the amendments on the ProFunds’ financial statements. The adoption will have no effect on the ProFunds’ net assets or results of operations.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical assets

•                  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

310 :: Notes to Financial Statements :: July 31, 2017

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the year ended July 31, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of July 31, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$39,522,050	$—	$—	$—	$39,522,050	$—
Repurchase Agreements	—	—	45,854,000	—	45,854,000	—
Futures Contracts	—	168,479	—	—	—	168,479
Swap Agreements	—	—	—	(82,288)	—	(82,288)
Total	$39,522,050	$168,479	$45,854,000	$(82,288)	$85,376,050	$86,191

July 31, 2017 :: Notes to Financial Statements :: 311

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Mid-Cap ProFund
Common Stocks	$24,891,060	$—	$—	$—	$24,891,060	$—
Repurchase Agreements	—	—	24,754,000	—	24,754,000	—
Futures Contracts	—	37,728	—	—	—	37,728
Swap Agreements	—	—	—	(124,653)	—	(124,653)
Total	$24,891,060	$37,728	$24,754,000	$(124,653)	$49,645,060	$(86,925)
Small-Cap ProFund
Common Stocks	$5,036,029	$—	$—	$—	$5,036,029	$—
Contingent Rights*	—	—	220	—	220	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	24,311,000	—	24,311,000	—
Futures Contracts	—	16,705	—	—	—	16,705
Swap Agreements	—	—	—	(145,194)	—	(145,194)
Total	$5,036,029	$16,705	$24,311,220	$(145,194)	$29,347,249	$(128,489)
NASDAQ-100 ProFund
Common Stocks	$44,278,706	$—	$—	$—	$44,278,706	$—
Repurchase Agreements	—	—	58,740,000	—	58,740,000	—
Futures Contracts	—	100	—	—	—	100
Swap Agreements	—	—	—	(299,788)	—	(299,788)
Total	$44,278,706	$100	$58,740,000	$(299,788)	$103,018,706	$(299,688)
Large-Cap Value ProFund
Common Stocks	$9,188,020	$—	$—	$—	$9,188,020	$—
Repurchase Agreements	—	—	60,000	—	60,000	—
Total	$9,188,020	$—	$60,000	$—	$9,248,020	$—
Large-Cap Growth ProFund
Common Stocks	$36,608,563	$—	$—	$—	$36,608,563	$—
Repurchase Agreements	—	—	100,000	—	100,000	—
Total	$36,608,563	$—	$100,000	$—	$36,708,563	$—
Mid-Cap Value ProFund
Common Stocks	$8,277,234	$—	$—	$—	$8,277,234	$—
Total	$8,277,234	$—	$—	$—	$8,277,234	$—
Mid-Cap Growth ProFund
Common Stocks	$10,392,324	$—	$—	$—	$10,392,324	$—
Total	$10,392,324	$—	$—	$—	$10,392,324	$—
Small-Cap Value ProFund
Common Stocks	$13,900,061	$—	$—	$—	$13,900,061	$—
Total	$13,900,061	$—	$—	$—	$13,900,061	$—
Small-Cap Growth ProFund
Common Stocks	$18,264,821	$—	$—	$—	$18,264,821	$—
Total	$18,264,821	$—	$—	$—	$18,264,821	$—
Europe 30 ProFund
Common Stocks	$11,515,946	$—	$—	$—	$11,515,946	$—
Repurchase Agreements	—	—	11,000	—	11,000	—
Total	$11,515,946	$—	$11,000	$—	$11,526,946	$—
UltraBull ProFund
Common Stocks	$96,227,489	$—	$—	$—	$96,227,489	$—
Repurchase Agreements	—	—	26,024,000	—	26,024,000	—
Futures Contracts	—	243,449	—	—	—	243,449
Swap Agreements	—	—	—	(286,074)	—	(286,074)
Total	$96,227,489	$243,449	$26,024,000	$(286,074)	$122,251,489	$(42,625)

312 :: Notes to Financial Statements :: July 31, 2017

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraMid-Cap ProFund
Common Stocks	$72,410,355	$—	$—	$—	$72,410,355	$—
Repurchase Agreements	—	—	28,009,000	—	28,009,000	—
Futures Contracts	—	64,897	—	—	—	64,897
Swap Agreements	—	—	—	(746,814)	—	(746,814)
Total	$72,410,355	$64,897	$28,009,000	$(746,814)	$100,419,355	$(681,917)
UltraSmall-Cap ProFund
Common Stocks	$29,376,838	$—	$—	$—	$29,376,838	$—
Contingent Rights*	—	—	2,058	—	2,058	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	55,964,000	—	55,964,000	—
Futures Contracts	—	240,062	—	—	—	240,062
Swap Agreements	—	—	—	(744,031)	—	(744,031)
Total	$29,376,838	$240,062	$55,966,058	$(744,031)	$85,342,896	$(503,969)
UltraDow 30 ProFund
Common Stocks	$20,585,911	$—	$—	$—	$20,585,911	$—
Repurchase Agreements	—	—	9,007,000	—	9,007,000	—
Futures Contracts	—	262,427	—	—	—	262,427
Swap Agreements	—	—	—	125,920	—	125,920
Total	$20,585,911	$262,427	$9,007,000	$125,920	$29,592,911	$388,347
UltraNASDAQ-100 ProFund
Common Stocks	$204,789,015	$—	$—	$—	$204,789,015	$—
Repurchase Agreements	—	—	165,615,000	—	165,615,000	—
Futures Contracts	—	1,223,190	—	—	—	1,223,190
Swap Agreements	—	—	—	(2,747,311)	—	(2,747,311)
Total	$204,789,015	$1,223,190	$165,615,000	$(2,747,311)	$370,404,015	$(1,524,121)
UltraInternational ProFund
Repurchase Agreements	$—	$—	$22,423,000	$—	$22,423,000	$—
Swap Agreements	—	—	—	128,923	—	128,923
Total	$—	$—	$22,423,000	$128,923	$22,423,000	$128,923
UltraEmerging Markets ProFund
Common Stocks	$56,029,957	$—	$—	$—	$56,029,957	$—
Preferred Stocks	3,891,727	—	—	—	3,891,727	—
Repurchase Agreements	—	—	10,766,000	—	10,766,000	—
Swap Agreements	—	—	—	860,762	—	860,762
Total	$59,921,684	$—	$10,766,000	$860,762	$70,687,684	$860,762
UltraLatin America ProFund
Common Stocks	$20,810,115	$—	$—	$—	$20,810,115	$—
Preferred Stocks	6,694,728	—	—	—	6,694,728	—
Repurchase Agreements	—	—	3,894,000	—	3,894,000	—
Swap Agreements	—	—	—	489,846	—	489,846
Total	$27,504,843	$—	$3,894,000	$489,846	$31,398,843	$489,846
UltraChina ProFund
Common Stocks	$30,419,134	$—	$—	$—	$30,419,134	$—
Repurchase Agreements	—	—	3,862,000	—	3,862,000	—
Swap Agreements	—	—	—	531,302	—	531,302
Total	$30,419,134	$—	$3,862,000	$531,302	$34,281,134	$531,302
UltraJapan ProFund
Repurchase Agreements	$—	$—	$18,214,000	$—	$18,214,000	$—
Futures Contracts	—	(436,256)	—	—	—	(436,256)
Total	$—	$(436,256)	$18,214,000	$—	$18,214,000	$(436,256)

July 31, 2017 :: Notes to Financial Statements :: 313

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bear ProFund
Repurchase Agreements	$—	$—	$55,098,000	$—	$55,098,000	$—
Futures Contracts	—	(44,536)	—	—	—	(44,536)
Swap Agreements	—	—	—	95,843	—	95,843
Total	$—	$(44,536)	$55,098,000	$95,843	$55,098,000	$51,307
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$9,583,000	$—	$9,583,000	$—
Futures Contracts	—	(13,783)	—	—	—	(13,783)
Swap Agreements	—	—	—	28,126	—	28,126
Total	$—	$(13,783)	$9,583,000	$28,126	$9,583,000	$14,343
Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$9,503,000	$—	$9,503,000	$—
Futures Contracts	—	792	—	—	—	792
Swap Agreements	—	—	—	43,681	—	43,681
Total	$—	$792	$9,503,000	$43,681	$9,503,000	$44,473
UltraBear ProFund
Repurchase Agreements	$—	$—	$11,379,000	$—	$11,379,000	$—
Futures Contracts	—	(15,216)	—	—	—	(15,216)
Swap Agreements	—	—	—	48,709	—	48,709
Total	$—	$(15,216)	$11,379,000	$48,709	$11,379,000	$33,493
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$1,912,000	$—	$1,912,000	$—
Futures Contracts	—	2,068	—	—	—	2,068
Swap Agreements	—	—	—	22,459	—	22,459
Total	$—	$2,068	$1,912,000	$22,459	$1,912,000	$24,527
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$8,953,000	$—	$8,953,000	$—
Futures Contracts	—	(37,707)	—	—	—	(37,707)
Swap Agreements	—	—	—	92,725	—	92,725
Total	$—	$(37,707)	$8,953,000	$92,725	$8,953,000	$55,018
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$5,085,000	$—	$5,085,000	$—
Futures Contracts	—	(40,277)	—	—	—	(40,277)
Swap Agreements	—	—	—	(37,234)	—	(37,234)
Total	$—	$(40,277)	$5,085,000	$(37,234)	$5,085,000	$(77,511)
UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$18,244,000	$—	$18,244,000	$—
Futures Contracts	—	2,036	—	—	—	2,036
Swap Agreements	—	—	—	218,953	—	218,953
Total	$—	$2,036	$18,244,000	$218,953	$18,244,000	$220,989
UltraShort International ProFund
Repurchase Agreements	$—	$—	$2,928,000	$—	$2,928,000	$—
Swap Agreements	—	—	—	(17,722)	—	(17,722)
Total	$—	$—	$2,928,000	$(17,722)	$2,928,000	$(17,722)
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$2,775,000	$—	$2,775,000	$—
Swap Agreements	—	—	—	(63,868)	—	(63,868)
Total	$—	$—	$2,775,000	$(63,868)	$2,775,000	$(63,868)

314 :: Notes to Financial Statements :: July 31, 2017

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$8,171,000	$—	$8,171,000	$—
Swap Agreements	—	—	—	(228,954)	—	(228,954)
Total	$—	$—	$8,171,000	$(228,954)	$8,171,000	$(228,954)
UltraShort China ProFund
Repurchase Agreements	$—	$—	$1,510,000	$—	$1,510,000	$—
Swap Agreements	—	—	—	(43,038)	—	(43,038)
Total	$—	$—	$1,510,000	$(43,038)	$1,510,000	$(43,038)
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$1,158,000	$—	$1,158,000	$—
Futures Contracts	—	28,008	—	—	—	28,008
Total	$—	$28,008	$1,158,000	$—	$1,158,000	$28,008
Banks UltraSector ProFund
Common Stocks	$13,514,234	$—	$—	$—	$13,514,234	$—
Repurchase Agreements	—	—	4,713,000	—	4,713,000	—
Swap Agreements	—	—	—	59,830	—	59,830
Total	$13,514,234	$—	$4,713,000	$59,830	$18,227,234	$59,830
Basic Materials UltraSector ProFund
Common Stocks	$6,299,466	$—	$—	$—	$6,299,466	$—
Repurchase Agreements	—	—	2,632,000	—	2,632,000	—
Swap Agreements	—	—	—	(51,812)	—	(51,812)
Total	$6,299,466	$—	$2,632,000	$(51,812)	$8,931,466	$(51,812)
Biotechnology UltraSector ProFund
Common Stocks	$247,069,062	$—	$—	$—	$247,069,062	$—
Contingent Right	—	—	81,819	—	81,819	—
Repurchase Agreements	—	—	93,005,000	—	93,005,000	—
Swap Agreements	—	—	—	(6,727,311)	—	(6,727,311)
Total	$247,069,062	$—	$93,086,819	$(6,727,311)	$340,155,881	$(6,727,311)
Consumer Goods UltraSector ProFund
Common Stocks	$21,252,230	$—	$—	$—	$21,252,230	$—
Repurchase Agreements	—	—	8,114,000	—	8,114,000	—
Swap Agreements	—	—	—	(71,467)	—	(71,467)
Total	$21,252,230	$—	$8,114,000	$(71,467)	$29,366,230	$(71,467)
Consumer Services UltraSector ProFund
Common Stocks
Media	$6,002,341	$—	$558	$—	$6,002,899	$—
All Other Common Stocks	18,608,235	—	—	—	18,608,235	—
Repurchase Agreements	—	—	8,276,000	—	8,276,000	—
Swap Agreements	—	—	—	214,612	—	214,612
Total	$24,610,576	$—	$8,276,558	$214,612	$32,887,134	$214,612
Financials UltraSector ProFund
Common Stocks	$13,457,424	$—	$—	$—	$13,457,424	$—
Repurchase Agreements	—	—	4,039,000	—	4,039,000	—
Swap Agreements	—	—	—	61,045	—	61,045
Total	$13,457,424	$—	$4,039,000	$61,045	$17,496,424	$61,045

July 31, 2017 :: Notes to Financial Statements :: 315

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Health Care UltraSector ProFund
Common Stocks	$45,960,431	$—	$—	$—	$45,960,431	$—
Contingent Right	—	—	2,079	—	2,079	—
Repurchase Agreements	—	—	17,472,000	—	17,472,000	—
Swap Agreements	—	—	—	(819,726)	—	(819,726)
Total	$45,960,431	$—	$17,474,079	$(819,726)	$63,434,510	$(819,726)
Industrials UltraSector ProFund
Common Stocks	$19,771,186	$—	$—	$—	$19,771,186	$—
Repurchase Agreements	—	—	8,252,000	—	8,252,000	—
Swap Agreements	—	—	—	(40,046)	—	(40,046)
Total	$19,771,186	$—	$8,252,000	$(40,046)	$28,023,186	$(40,046)
Internet UltraSector ProFund
Common Stocks	$104,636,892	$—	$—	$—	$104,636,892	$—
Repurchase Agreements	—	—	45,620,000	—	45,620,000	—
Swap Agreements	—	—	—	(2,614,537)	—	(2,614,537)
Total	$104,636,892	$—	$45,620,000	$(2,614,537)	$150,256,892	$(2,614,537)
Mobile Telecommunications UltraSector ProFund
Common Stocks	$2,602,942	$—	$—	$—	$2,602,942	$—
Repurchase Agreements	—	—	2,129,000	—	2,129,000	—
Swap Agreements	—	—	—	(131,305)	—	(131,305)
Total	$2,602,942	$—	$2,129,000	$(131,305)	$4,731,942	$(131,305)
Oil & Gas UltraSector ProFund
Common Stocks	$17,491,901	$—	$—	$—	$17,491,901	$—
Repurchase Agreements	—	—	5,163,000	—	5,163,000	—
Swap Agreements	—	—	—	406,147	—	406,147
Total	$17,491,901	$—	$5,163,000	$406,147	$22,654,901	$406,147
Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$9,590,402	$—	$—	$—	$9,590,402	$—
Repurchase Agreements	—	—	4,100,000	—	4,100,000	—
Swap Agreements	—	—	—	189,158	—	189,158
Total	$9,590,402	$—	$4,100,000	$189,158	$13,690,402	$189,158
Pharmaceuticals UltraSector ProFund
Common Stocks	$6,441,971	$—	$—	$—	$6,441,971	$—
Repurchase Agreements	—	—	2,830,000	—	2,830,000	—
Swap Agreements	—	—	—	(16,729)	—	(16,729)
Total	$6,441,971	$—	$2,830,000	$(16,729)	$9,271,971	$(16,729)
Precious Metals UltraSector ProFund
Common Stocks	$20,803,539	$—	$—	$—	$20,803,539	$—
Repurchase Agreements	—	—	5,525,000	—	5,525,000	—
Swap Agreements	—	—	—	726,521	—	726,521
Total	$20,803,539	$—	$5,525,000	$726,521	$26,328,539	$726,521
Real Estate UltraSector ProFund
Common Stocks	$8,236,640	$—	$—	$—	$8,236,640	$—
Repurchase Agreements	—	—	3,155,000	—	3,155,000	—
Swap Agreements	—	—	—	42,507	—	42,507
Total	$8,236,640	$—	$3,155,000	$42,507	$11,391,640	$42,507

316 :: Notes to Financial Statements :: July 31, 2017

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Semiconductor UltraSector ProFund
Common Stocks	$131,512,091	$—	$—	$—	$131,512,091	$—
Repurchase Agreements	—	—	49,664,000	—	49,664,000	—
Swap Agreements	—	—	—	(1,686,121)	—	(1,686,121)
Total	$131,512,091	$—	$49,664,000	$(1,686,121)	$181,176,091	$(1,686,121)
Technology UltraSector ProFund
Common Stocks	$60,787,867	$—	$—	$—	$60,787,867	$—
Repurchase Agreements	—	—	19,658,000	—	19,658,000	—
Swap Agreements	—	—	—	(1,138,854)	—	(1,138,854)
Total	$60,787,867	$—	$19,658,000	$(1,138,854)	$80,445,867	$(1,138,854)
Telecommunications UltraSector ProFund
Common Stocks	$1,635,313	$—	$—	$—	$1,635,313	$—
Repurchase Agreements	—	—	656,000	—	656,000	—
Swap Agreements	—	—	—	201,364	—	201,364
Total	$1,635,313	$—	$656,000	$201,364	$2,291,313	$201,364
Utilities UltraSector ProFund
Common Stocks	$13,533,506	$—	$—	$—	$13,533,506	$—
Repurchase Agreements	—	—	4,052,000	—	4,052,000	—
Swap Agreements	—	—	—	104,305	—	104,305
Total	$13,533,506	$—	$4,052,000	$104,305	$17,585,506	$104,305
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$2,667,000	$—	$2,667,000	$—
Swap Agreements	—	—	—	(53,033)	—	(53,033)
Total	$—	$—	$2,667,000	$(53,033)	$2,667,000	$(53,033)
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$3,953,000	$—	$3,953,000	$—
Swap Agreements	—	—	—	(230,629)	—	(230,629)
Total	$—	$—	$3,953,000	$(230,629)	$3,953,000	$(230,629)
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$929,000	$—	$929,000	$—
Swap Agreements	—	—	—	(5,464)	—	(5,464)
Total	$—	$—	$929,000	$(5,464)	$929,000	$(5,464)
U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$5,844,678	$—	$5,844,678	$—
Repurchase Agreements	—	—	20,240,000	—	20,240,000	—
Swap Agreements	—	—	—	104,644	—	104,644
Total	$—	$—	$26,084,678	$104,644	$26,084,678	$104,644
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$9,246,000	$—	$9,246,000	$—
Swap Agreements	—	—	—	(74,578)	—	(74,578)
Total	$—	$—	$9,246,000	$(74,578)	$9,246,000	$(74,578)
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$33,681,000	$—	$33,681,000	$—
Swap Agreements	—	—	—	(323,885)	—	(323,885)
Total	$—	$—	$33,681,000	$(323,885)	$33,681,000	$(323,885)

July 31, 2017 :: Notes to Financial Statements :: 317

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$25,748,000	$—	$25,748,000	$—
Forward Currency Contracts	—	—	—	(806,928)	—	(806,928)
Total	$—	$—	$25,748,000	$(806,928)	$25,748,000	$(806,928)
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$2,359,000	$—	$2,359,000	$—
Forward Currency Contracts	—	—	—	89,368	—	89,368
Total	$—	$—	$2,359,000	$89,368	$2,359,000	$89,368

^                  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*                 Chelsea Therapeutics International, Ltd. Contingent Rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.

**          Ferroglobe Representation and Warranty Insurance Trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFunds net assets in excess of $2 billion. During the year ended July 31, 2017, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”) acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust paid Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee and reimbursement of certain expenses.

FIS Investor Services LLC (“FIS”) acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. Deutsche Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Government Cash Management Portfolio in which the Government Money Market ProFund, another portfolio in the Trust, invests its assets. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the Government Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Government Money Market ProFund.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. Prior to January 1, 2017, the Trust, together with affiliated Trusts, paid each Independent Trustee compensation for

318 :: Notes to Financial Statements :: July 31, 2017

his services as Trustee at the annual rate of $155,000. Independent Trustees also received $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Effective January 1, 2017, the Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services at an annual rate of $185,000. Independent Trustees also receives $10,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting, and $3,000 for attending each telephonic meeting. During the year ended July 31, 2017, actual Trustee compensation was $642,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) as follows:

	For the Period December 1, 2015 through November 30, 2016		For the Period December 1, 2016 through November 30, 2017
	Investor Class	Service Class	Investor Class	Service Class
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
NASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Large-Cap Growth ProFund	1.78%	2.78%	1.95%	2.95%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraSmall-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraDow 30 ProFund	1.78%	2.78%	1.95%	2.95%
UltraNASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraInternational ProFund	1.95%	2.95%	1.78%	2.78%
UltraEmerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraLatin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraChina ProFund	1.95%	2.95%	1.78%	2.78%
UltraJapan ProFund	1.95%	2.95%	1.95%	2.95%
Bear ProFund	1.95%	2.95%	1.95%	2.95%
Short Small-Cap ProFund	1.78%	2.78%	1.95%	2.95%
Short NASDAQ-100 ProFund	1.78%	2.78%	1.78%	2.78%
UltraBear ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.95%	2.95%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort NASDAQ-100 ProFund	1.78%	2.78%	1.95%	2.95%
UltraShort International ProFund	1.78%	2.78%	1.95%	2.95%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
Banks UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Basic Materials UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Consumer Goods UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Consumer Services UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Financials UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Health Care UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Mobile Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Oil & Gas UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Oil Equipment, Services & Distribution UltraSector ProFund	1.78%	2.78%	1.78%	2.78%

July 31, 2017 :: Notes to Financial Statements :: 319

	For the Period December 1, 2015 through November 30, 2016		For the Period December 1, 2016 through November 30, 2017
	Investor Class	Service Class	Investor Class	Service Class
Pharmaceuticals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Semiconductor UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Technology UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Telecommunications UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Utilities UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Short Oil & Gas ProFund	1.78%	2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.95%	2.95%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising U.S. Dollar ProFund	1.95%	2.95%	1.95%	2.95%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit in effect at the time of the waiver, and the expense limit in effect at the time of recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of July 31, 2017, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/17	Expires 11/30/18	Expires 11/30/19	Expires 11/30/20	Total
Small-Cap ProFund	$—	$—	$—	$6,750	$6,750
Large-Cap Value ProFund	—	6,741	—	12,130	18,871
Large-Cap Growth ProFund	—	—	366	—	366
Mid-Cap Value ProFund	46,458	43,347	—	—	89,805
Mid-Cap Growth ProFund	49,776	—	—	2,450	52,226
Small-Cap Value ProFund	22,865	20,747	—	—	43,612
Small-Cap Growth ProFund	62,337	—	—	—	62,337
Europe 30 ProFund	7,528	545	13,832	1,750	23,655
UltraDow 30 ProFund	14,352	—	—	—	14,352
Short Small-Cap ProFund	19,389	—	—	15,589	34,978
Short NASDAQ-100 ProFund	29,012	—	48,333	26,608	103,953
UltraShort Mid-Cap ProFund	32,917	10,784	29,761	14,181	87,643
UltraShort Small-Cap ProFund	55,515	14,077	—	—	69,592
UltraShort Dow 30 ProFund	60,167	22,818	17,072	11,654	111,711
UltraShort NASDAQ-100 ProFund	22,350	—	—	—	22,350
UltraShort International ProFund	42,606	—	—	8,404	51,010
UltraShort Emerging Markets ProFund	15,045	—	3,988	23,333	42,366
UltraShort Latin America ProFund	29,205	—	16,784	15,359	61,348
UltraShort China ProFund	27,077	18,254	24,417	19,063	88,811
UltraShort Japan ProFund	33,359	30,725	17,764	26,081	107,929
Basic Materials UltraSector ProFund	—	—	—	12,500	12,500
Consumer Goods UltraSector ProFund	14,664	—	—	—	14,664
Mobile Telecommunications UltraSector ProFund	17,365	8,325	23,716	—	49,406
Telecommunications UltraSector ProFund	—	—	—	25,795	25,795
Short Oil & Gas ProFund	47,965	—	34,360	16,360	98,685
Short Precious Metals ProFund	—	—	14,332	10,468	24,800
Short Real Estate ProFund	37,934	9,193	37,470	20,598	105,195
Falling U.S. Dollar ProFund	49,146	16,469	48,840	35,655	150,110

The ProFunds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective ProFund from or to another fund that is or could be considered an affiliate of the ProFund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where

320 :: Notes to Financial Statements :: July 31, 2017

allowed. Pursuant to these procedures, for the year ended July 31, 2017, the ProFunds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
Bull ProFund	$5,170,633	$—	$—
Mid-Cap ProFund	—	3,721,813	657,630
Small-Cap ProFund	11,485,492	9,739,338	(143,983)
Large-Cap Value ProFund	2,554,330	3,422,752	128,687
Large-Cap Growth ProFund	2,414,386	3,049,389	18,564
Mid-Cap Value ProFund	3,428,064	4,388,003	35,621
Mid-Cap Growth ProFund	1,137,791	2,555,814	(1,367)
Small-Cap Value ProFund	4,008,740	6,007,215	(26,734)
Small-Cap Growth ProFund	5,276,763	4,911,918	(15,467)
UltraBull ProFund	—	3,286,559	(57,593)
UltraMid-Cap ProFund	1,874,281	—	—
UltraSmall-Cap ProFund	9,739,338	10,466,236	(23,269)

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2017 were as follows:

	Purchases	Sales
Bull ProFund	$7,870,757	$1,164,539
Mid-Cap ProFund	242,205,216	258,337,418
Small-Cap ProFund	51,064,539	63,677,903
NASDAQ-100 ProFund	12,612,205	1,517,562
Large-Cap Value ProFund	86,217,151	93,472,814
Large-Cap Growth ProFund	183,438,840	175,313,885
Mid-Cap Value ProFund	79,885,761	109,245,096
Mid-Cap Growth ProFund	34,130,678	48,861,106
Small-Cap Value ProFund	115,490,217	131,015,708
Small-Cap Growth ProFund	119,172,444	120,393,781
Europe 30 ProFund	106,208,486	100,218,535
UltraBull ProFund	50,797,219	5,526,886
UltraMid-Cap ProFund	42,553,259	20,439,662
UltraSmall-Cap ProFund	24,138,779	21,166,514
UltraDow 30 ProFund	4,109,717	—
UltraNASDAQ-100 ProFund	6,858,241	7,019,019
UltraEmerging Markets ProFund	101,004,137	59,282,351
UltraLatin America ProFund	68,871,756	65,007,242
UltraChina ProFund	77,900,723	57,220,800
Banks UltraSector ProFund	56,860,372	51,289,757
Basic Materials UltraSector ProFund	32,456,756	63,462,433
Biotechnology UltraSector ProFund	34,318,946	101,261,539
Consumer Goods UltraSector ProFund	29,714,865	24,870,774
Consumer Services UltraSector ProFund	37,400,214	44,054,213
Financials UltraSector ProFund	54,524,710	52,136,973
Health Care UltraSector ProFund	73,750,366	54,996,802
Industrials UltraSector ProFund	62,800,637	53,796,190
Internet UltraSector ProFund	50,917,926	17,954,496
Mobile Telecommunications UltraSector ProFund	36,122,902	37,313,576
Oil & Gas UltraSector ProFund	27,246,243	53,892,246
Oil Equipment, Services & Distribution UltraSector ProFund	25,423,448	23,075,781
Pharmaceuticals UltraSector ProFund	13,787,772	15,464,542
Precious Metals UltraSector ProFund	79,343,335	84,764,497
Real Estate UltraSector ProFund	34,862,408	72,799,287
Semiconductor UltraSector ProFund	121,552,739	25,051,630
Technology UltraSector ProFund	86,080,676	40,906,894
Telecommunications UltraSector ProFund	28,411,698	81,415,104
Utilities UltraSector ProFund	19,859,931	57,991,028

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2017 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$24,059,594	$24,070,163

July 31, 2017 :: Notes to Financial Statements :: 321

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds obtain investment exposure through derivatives (i.e., swap agreements, futures contracts and forward contracts) which may be considered aggressive and may expose a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired. When a ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund to losses in excess of those amounts initially invested.

In addition, a ProFund may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, the ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Compounding Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by

322 :: Notes to Financial Statements :: July 31, 2017

applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective on or around that day.

Counterparty Risk

Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

July 31, 2017 :: Notes to Financial Statements :: 323

Index Performance Risk

Certain ProFunds will be subject to index performance risk. There is no guarantee or assurance that the methodology used to create the Index will result in the ProFund achieving high, or even positive, returns. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Tax Year Ended in 2016, as noted below				Tax Year Ended in 2015, as noted below
	Distributions Paid From Ordinary Income	Distributions Paid From Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid From Ordinary Income	Distributions Paid From Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
December 31
Europe 30 ProFund	$318,494	$—	$—	$318,494	$932,448	$—	$—	$932,448
October 31
Mid-Cap ProFund	79,318	14,248	1,101	94,667	292,712	674,603	—	967,315
NASDAQ-100 ProFund	—	—	—	—	1,006,544	194,478	—	1,201,022
Large-Cap Value ProFund	88,531	47,061	—	135,592	336,482	351,228	—	687,710
Large-Cap Growth ProFund	18,183	—	—	18,183	319,987	278,021	—	598,008
Mid-Cap Value ProFund	—	—	—	—	—	423,151	—	423,151
Small-Cap Growth ProFund	—	659,882	—	659,882	—	1,261,659	—	1,261,659
UltraMid-Cap ProFund	—	—	—	—	1,876,863	2,393,303	—	4,270,166
UltraEmerging Markets ProFund	—	—	—	—	48,075	—	—	48,075
UltraLatin America ProFund	46,898	—	—	46,898	120,933	—	—	120,933
Biotechnology UltraSector ProFund	—	—	—	—	67,624,569	272,037	—	67,896,606
Consumer Goods UltraSector ProFund	67,674	—	73	67,747	32,093	4,773	—	36,866
Consumer Services UltraSector ProFund	—	—	—	—	494,663	29,920	—	524,583
Health Care UltraSector ProFund	—	—	—	—	1,137,020	151,461	—	1,288,481
Industrials UltraSector ProFund	—	50,910	—	50,910	224,254	82,237	—	306,491
Internet UltraSector ProFund	4,518,388	2,506,100	—	7,024,488	—	506,582	—	506,582
Oil & Gas UltraSector ProFund	116,869	—	—	116,869	—	—	—	—
Pharmaceuticals UltraSector ProFund	11,676	—	9,941	21,617	1,274,241	192,718	—	1,466,959
Real Estate UltraSector ProFund	140,649	—	—	140,649	49,770	—	—	49,770
Semiconductor UltraSector ProFund	70,057	112,189	—	182,246	—	—	—	—
Telecommunications UltraSector ProFund	231,016	—	—	231,016	7,586	—	—	7,586
Utilities UltraSector ProFund	141,221	—	—	141,221	181,942	—	—	181,942

As of the latest tax years ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
December 31, 2016
Bull ProFund	$—	$—	$—	$(4,775,925)	$15,907,317	$11,131,392
Europe 30 ProFund	220,561	—	—	(11,081,829)	(115,354)	(10,976,622)
UltraBull ProFund	—	—	—	(21,680,120)	16,565,683	(5,114,437)
UltraNASDAQ-100 ProFund	—	—	—	(379,957)	75,130,509	74,750,552
UltraJapan ProFund	—	—	—	(8,688,339)	—	(8,688,339)
Bear ProFund	—	—	—	(107,543,725)	164,854	(107,378,871)

324 :: Notes to Financial Statements :: July 31, 2017

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
UltraBear ProFund	$—	$—	$—	$(214,077,168)	$374,899	$(213,702,269)
UltraShort NASDAQ-100 ProFund	—	—	—	(121,390,508)	336,243	(121,054,265)
October 31, 2016
Mid-Cap ProFund	—	—	—	(6,897,602)	2,997,818	(3,899,784)
Small-Cap ProFund	—	—	—	(24,870,415)	615,703	(24,254,712)
NASDAQ-100 ProFund	—	—	—	—	15,852,947	15,852,947
Large-Cap Value ProFund	73,235	—	—	—	1,075,404	1,148,639
Large-Cap Growth ProFund	266,557	62,113	—	—	4,777,251	5,105,921
Mid-Cap Value ProFund	166,539	10,363	—	—	1,329,982	1,506,884
Mid-Cap Growth ProFund	—	—	—	(3,509,618)	932,714	(2,576,904)
Small-Cap Value ProFund	—	—	—	(14,582,213)	(149,980)	(14,732,193)
Small-Cap Growth ProFund	—	—	—	(1,423,402)	31,349	(1,392,053)
UltraMid-Cap ProFund	—	—	—	—	9,368,776	9,368,776
UltraSmall-Cap ProFund	—	—	—	(8,981,295)	4,484,973	(4,496,322)
UltraDow 30 ProFund	—	—	—	(2,434,446)	5,353,024	2,918,578
UltraInternational ProFund	—	—	—	(4,434,803)	(5,165)	(4,439,968)
UltraEmerging Markets ProFund	—	—	—	(33,615,566)	568,577	(33,046,989)
UltraLatin America ProFund	13,870	—	—	(13,297,379)	(97,472)	(13,380,981)
UltraChina ProFund	—	—	—	(11,134,238)	934,890	(10,199,348)
Short Small-Cap ProFund	—	—	—	(40,811,784)	(10,877)	(40,822,661)
Short NASDAQ-100 ProFund	—	—	—	(26,219,979)	140,341	(26,079,638)
UltraShort Mid-Cap ProFund	—	—	—	(22,937,588)	(29,805)	(22,967,393)
UltraShort Small-Cap ProFund	—	—	—	(78,148,621)	(22,490)	(78,171,111)
UltraShort Dow 30 ProFund	—	—	—	(25,700,302)	14,031	(25,686,271)
UltraShort International ProFund	—	—	—	(55,834,315)	5,836	(55,828,479)
UltraShort Emerging Markets ProFund	—	—	—	(54,157,868)	45,689	(54,112,179)
UltraShort Latin America ProFund	—	—	—	(26,744,786)	9,604	(26,735,182)
UltraShort China ProFund	—	—	—	(12,301,145)	135,521	(12,165,624)
UltraShort Japan ProFund	—	—	—	(11,534,133)	—	(11,534,133)
Banks UltraSector ProFund	—	—	—	(6,916,645)	1,334,999	(5,581,646)
Basic Materials UltraSector ProFund	—	—	—	(9,926,821)	1,412,761	(8,514,060)
Biotechnology UltraSector ProFund	—	—	—	(35,720,244)	70,047,089	34,326,845
Consumer Goods UltraSector ProFund	—	—	—	(532,481)	2,005,534	1,473,053
Consumer Services UltraSector ProFund	—	—	—	(124,760)	8,063,136	7,938,376
Financials UltraSector ProFund	—	—	—	(15,036,448)	388,331	(14,648,117)
Health Care UltraSector ProFund	—	—	—	(80,405)	6,745,535	6,665,130
Industrials UltraSector ProFund	—	—	—	—	804,042	804,042
Internet UltraSector ProFund	137,694	—	—	—	20,909,482	21,047,176
Mobile Telecommunications UltraSector ProFund	—	—	—	(8,223,828)	840,175	(7,383,653)
Oil & Gas UltraSector ProFund	127,657	—	—	(11,587,966)	8,537,605	(2,922,704)
Oil Equipment, Services & Distribution UltraSector ProFund	14,511	—	—	(11,352,651)	(609,847)	(11,947,987)
Pharmaceuticals UltraSector ProFund	—	—	—	(361,761)	2,077,502	1,715,741
Precious Metals UltraSector ProFund	—	—	—	(58,164,980)	(166,007)	(58,330,987)
Real Estate UltraSector ProFund	24,114	—	—	(5,344,754)	5,390,646	70,006
Semiconductor UltraSector ProFund	328,489	86,731	—	—	2,540,885	2,956,105
Technology UltraSector ProFund	—	—	—	(624,515)	4,439,380	3,814,865
Telecommunications UltraSector ProFund	—	—	—	—	416,489	416,489
Utilities UltraSector ProFund	62,815	—	—	(6,185,200)	4,088,748	(2,033,637)
Short Oil & Gas ProFund	—	—	—	(14,034,034)	81,080	(13,952,954)
Short Precious Metals ProFund	—	—	—	(24,163,859)	(309,946)	(24,473,805)
Short Real Estate ProFund	—	—	—	(62,086,620)	12,182	(62,074,438)
U.S. Government Plus ProFund	—	—	—	—	(4,939,163)	(4,939,163)
Rising Rates Opportunity 10 ProFund	—	—	—	(21,807,909)	66,988	(21,740,921)
Rising Rates Opportunity ProFund	—	—	—	(162,115,078)	1,174,371	(160,940,707)
Rising U.S. Dollar ProFund	—	—	—	(562,076)	—	(562,076)
Falling U.S. Dollar ProFund	—	—	—	(2,326,237)	—	(2,326,237)

July 31, 2017 :: Notes to Financial Statements :: 325

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2016 and December 31, 2016, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2017 and December 31, 2017:

Qualified Late Year Capital Losses
December 31 tax year end ProFunds
UltraNASDAQ-100 ProFund	$379,957
Bear ProFund	1,829,376
UltraBear ProFund	2,050,803
UltraShort NASDAQ-100 ProFund	398,070

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Mid-Cap ProFund	$158,644
Small-Cap ProFund	143,139
Mid-Cap Growth ProFund	145,395
Small-Cap Value ProFund	8,894
Small-Cap Growth ProFund	123,014
UltraSmall-Cap ProFund	341,368
UltraDow 30 ProFund	682
UltraInternational ProFund	76,167
UltraEmerging Markets ProFund	25,578
UltraChina ProFund	99,320
Short Small-Cap ProFund	220,522
Short NASDAQ-100 ProFund	222,228
UltraShort Mid-Cap ProFund	39,231
UltraShort Small-Cap ProFund	169,345
UltraShort Dow 30 ProFund	74,234
UltraShort International ProFund	164,151
UltraShort Emerging Markets ProFund	125,190
UltraShort Latin America ProFund	128,364
UltraShort China ProFund	49,499
UltraShort Japan ProFund	35,449
Biotechnology UltraSector ProFund	1,317,296
Consumer Goods UltraSector ProFund	19,737
Consumer Services UltraSector ProFund	124,760
Financials UltraSector ProFund	22,595
Health Care UltraSector ProFund	80,405
Mobile Telecommunications UltraSector ProFund	84,822
Pharmaceuticals UltraSector ProFund	52,266
Precious Metals UltraSector ProFund	326,638
Technology UltraSector ProFund	110,776
Short Oil & Gas ProFund	52,708
Short Precious Metals ProFund	155,857
Short Real Estate ProFund	27,928
Rising Rates Opportunity 10 ProFund	139,754
Rising Rates Opportunity ProFund	577,289
Rising U.S. Dollar ProFund	562,076
Falling U.S. Dollar ProFund	90,447

As of the end of their respective tax years ended October 31, 2016 and December 31, 2016, the following ProFunds have capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

326 :: Notes to Financial Statements :: July 31, 2017

CLCFs subject to expiration:

	Expires 2017	Expires 2018	Expires 2019	Total
December 31 tax year end ProFunds
Bull ProFund	$4,775,925	$—	$—	$4,775,925
Europe 30 ProFund	1,126,888	5,293,628	—	6,420,516
UltraBull ProFund	21,680,120	—	—	21,680,120
UltraJapan ProFund	—	4,395,355	—	4,395,355
Bear ProFund	29,734,887	27,224,744	—	56,959,631
UltraBear ProFund	95,770,801	45,770,369	—	141,541,170
UltraShort NASDAQ-100 ProFund	56,065,314	24,229,670	—	80,294,984
October 31 tax year end ProFunds
Small-Cap ProFund	18,202,318	—	—	18,202,318
Mid-Cap Growth ProFund	834,343	—	—	834,343
Small-Cap Value ProFund	14,573,319	—	—	14,573,319
UltraSmall-Cap ProFund	8,639,927	—	—	8,639,927
UltraDow 30 ProFund	2,433,764	—	—	2,433,764
UltraInternational ProFund	—	2,004,577	1,385,931	3,390,508
UltraEmerging Markets ProFund	—	9,632,451	10,206,592	19,839,043
UltraLatin America ProFund	—	5,526,655	—	5,526,655
UltraChina ProFund	—	—	4,228,133	4,228,133
Short Small-Cap ProFund	14,298,494	15,009,115	1,034,222	30,341,831
Short NASDAQ-100 ProFund	6,257,362	3,277,560	—	9,534,922
UltraShort Mid-Cap ProFund	12,184,360	3,530,168	1,209,276	16,923,804
UltraShort Small-Cap ProFund	19,004,455	22,897,260	8,705,776	50,607,491
UltraShort Dow 30 ProFund	6,222,658	3,456,513	2,986,357	12,665,528
UltraShort International ProFund	32,455,983	6,213,490	5,098,053	43,767,526
UltraShort Emerging Markets ProFund	33,278,400	8,202,601	3,280,040	44,761,041
UltraShort Latin America ProFund	11,082,676	5,432,825	888,460	17,403,961
UltraShort China ProFund	3,844,895	2,251,078	1,732,067	7,828,040
UltraShort Japan ProFund	—	799,099	3,511,876	4,310,975
Banks UltraSector ProFund	—	2,930,774	2,094,978	5,025,752
Basic Materials UltraSector ProFund	5,602,519	2,208,186	2,116,116	9,926,821
Financials UltraSector ProFund	3,105,413	2,990,547	691,929	6,787,889
Mobile Telecommunications UltraSector ProFund	2,674,292	2,009,584	1,089,654	5,773,530
Oil & Gas UltraSector ProFund	547,317	—	—	547,317
Oil Equipment, Services & Distribution UltraSector ProFund	—	2,172,937	5,736,807	7,909,744
Precious Metals UltraSector ProFund	—	—	1,987,217	1,987,217
Real Estate UltraSector ProFund	2,790,520	—	2,554,234	5,344,754
Technology UltraSector ProFund	—	369,053	7,395	376,448
Utilities UltraSector ProFund	1,707,442	—	814,961	2,522,403
Short Oil & Gas ProFund	3,502,898	7,992,827	714,439	12,210,164
Short Precious Metals ProFund	11,647,689	4,821,283	854,572	17,323,544
Short Real Estate ProFund	33,669,962	22,825,780	1,934,290	58,430,032
Rising Rates Opportunity 10 ProFund	1,558,615	11,518,808	4,908,249	17,985,672
Rising Rates Opportunity ProFund	5,619,902	56,646,736	54,674,918	116,941,556
Falling U.S. Dollar ProFund	—	243,456	51,785	295,241

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
December 31 tax year end ProFunds
Europe 30 ProFund	$2,800,993	$1,860,320	$4,661,313
UltraJapan ProFund	3,938,509	354,475	4,292,984
Bear ProFund	44,465,488	4,289,230	48,754,718
UltraBear ProFund	66,623,339	3,861,856	70,485,195
UltraShort NASDAQ-100 ProFund	39,037,449	1,660,005	40,697,454
October 31 tax year end ProFunds
Mid-Cap ProFund	6,738,958	—	6,738,958
Small-Cap ProFund	6,524,958	—	6,524,958

July 31, 2017 :: Notes to Financial Statements :: 327

	Short-Term Amount	Long-Term Amount	Total
Mid-Cap Growth ProFund	$2,529,880	$—	$2,529,880
Small-Cap Growth ProFund	1,300,388	—	1,300,388
UltraInternational ProFund	968,128	—	968,128
UltraEmerging Markets ProFund	8,981,928	4,769,017	13,750,945
UltraLatin America ProFund	5,262,582	2,508,142	7,770,724
UltraChina ProFund	6,806,785	—	6,806,785
Short Small-Cap ProFund	9,618,620	630,811	10,249,431
Short NASDAQ-100 ProFund	15,445,719	1,017,110	16,462,829
UltraShort Mid-Cap ProFund	5,777,962	196,591	5,974,553
UltraShort Small-Cap ProFund	26,145,104	1,226,681	27,371,785
UltraShort Dow 30 ProFund	12,367,744	592,796	12,960,540
UltraShort International ProFund	11,902,638	—	11,902,638
UltraShort Emerging Markets ProFund	9,271,637	—	9,271,637
UltraShort Latin America ProFund	9,212,461	—	9,212,461
UltraShort China ProFund	4,423,606	—	4,423,606
UltraShort Japan ProFund	3,717,414	3,470,295	7,187,709
Banks UltraSector ProFund	1,890,893	—	1,890,893
Biotechnology UltraSector ProFund	34,402,948	—	34,402,948
Consumer Goods UltraSector ProFund	499,551	13,193	512,744
Financials UltraSector ProFund	8,225,964	—	8,225,964
Mobile Telecommunications UltraSector ProFund	2,365,476	—	2,365,476
Oil & Gas UltraSector ProFund	9,015,660	2,024,989	11,040,649
Oil Equipment, Services & Distribution UltraSector ProFund	3,039,434	403,473	3,442,907
Pharmaceuticals UltraSector ProFund	309,495	—	309,495
Precious Metals UltraSector ProFund	46,916,610	8,934,515	55,851,125
Technology UltraSector ProFund	137,291	—	137,291
Utilities UltraSector ProFund	3,662,797	—	3,662,797
Short Oil & Gas ProFund	1,771,162	—	1,771,162
Short Precious Metals ProFund	6,684,458	—	6,684,458
Short Real Estate ProFund	3,628,660	—	3,628,660
Rising Rates Opportunity 10 ProFund	3,682,483	—	3,682,483
Rising Rates Opportunity ProFund	44,568,330	27,903	44,596,233
Falling U.S. Dollar ProFund	776,220	1,164,329	1,940,549

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust’s Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

328 :: Notes to Financial Statements :: July 31, 2017

At July 31, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$65,799,217	$22,423,879	$(2,847,046)	$19,576,833
Mid-Cap ProFund	44,623,423	5,717,857	(696,220)	5,021,637
Small-Cap ProFund	28,739,492	967,674	(359,917)	607,757
NASDAQ-100 ProFund	79,284,534	24,645,498	(911,326)	23,734,172
Large-Cap Value ProFund	7,414,762	2,974,934	(1,141,676)	1,833,258
Large-Cap Growth ProFund	29,570,794	8,836,693	(1,698,924)	7,137,769
Mid-Cap Value ProFund	6,790,037	2,345,323	(858,126)	1,487,197
Mid-Cap Growth ProFund	8,522,348	2,700,456	(830,480)	1,869,976
Small-Cap Value ProFund	12,326,699	3,747,838	(2,174,476)	1,573,362
Small-Cap Growth ProFund	15,673,261	4,675,943	(2,084,383)	2,591,560
Europe 30 ProFund	10,737,656	2,428,399	(1,639,109)	789,290
UltraBull ProFund	97,539,640	33,698,584	(8,986,735)	24,711,849
UltraMid-Cap ProFund	86,276,258	18,270,554	(4,127,457)	14,143,097
UltraSmall-Cap ProFund	77,515,352	10,250,382	(2,422,838)	7,827,544
UltraDow 30 ProFund	21,082,426	9,416,041	(905,556)	8,510,485
UltraNASDAQ-100 ProFund	252,586,669	138,979,448	(21,162,102)	117,817,346
UltraInternational ProFund	22,423,000	—	—	—
UltraEmerging Markets ProFund	65,477,653	9,522,082	(4,312,051)	5,210,031
UltraLatin America ProFund	30,695,993	10,005,857	(9,303,007)	702,850
UltraChina ProFund	30,566,544	5,262,385	(1,547,795)	3,714,590
UltraJapan ProFund	18,214,000	—	—	—
Bear ProFund	55,098,000	—	—	—
Short Small-Cap ProFund	9,583,000	—	—	—
Short NASDAQ-100 ProFund	9,503,000	—	—	—
UltraBear ProFund	11,379,000	—	—	—
UltraShort Mid-Cap ProFund	1,912,000	—	—	—
UltraShort Small-Cap ProFund	8,953,000	—	—	—
UltraShort Dow 30 ProFund	5,085,000	—	—	—
UltraShort NASDAQ-100 ProFund	18,244,000	—	—	—
UltraShort International ProFund	2,928,000	—	—	—
UltraShort Emerging Markets ProFund	2,775,000	—	—	—
UltraShort Latin America ProFund	8,171,000	—	—	—
UltraShort China ProFund	1,510,000	—	—	—
UltraShort Japan ProFund	1,158,000	—	—	—
Banks UltraSector ProFund	14,110,606	6,759,846	(2,643,218)	4,116,628
Basic Materials UltraSector ProFund	6,375,529	3,681,604	(1,125,667)	2,555,937
Biotechnology UltraSector ProFund	228,512,839	117,631,612	(5,988,570)	111,643,042
Consumer Goods UltraSector ProFund	26,971,047	2,820,397	(425,214)	2,395,183
Consumer Services UltraSector ProFund	20,764,970	12,853,518	(731,354)	12,122,164
Financials UltraSector ProFund	14,989,664	5,709,504	(3,202,744)	2,506,760
Health Care UltraSector ProFund	54,570,459	9,753,630	(889,579)	8,864,051
Industrials UltraSector ProFund	24,918,458	3,397,124	(292,396)	3,104,728
Internet UltraSector ProFund	117,095,532	37,076,707	(3,915,347)	33,161,360
Mobile Telecommunications UltraSector ProFund	3,907,102	1,245,848	(421,008)	824,840
Oil & Gas UltraSector ProFund	14,779,389	9,606,818	(1,731,306)	7,875,512
Oil Equipment, Services & Distribution UltraSector ProFund	14,670,597	1,802,853	(2,783,048)	(980,195)
Pharmaceuticals UltraSector ProFund	6,655,217	3,153,650	(536,896)	2,616,754
Precious Metals UltraSector ProFund	28,390,258	8,222,924	(10,284,643)	(2,061,719)
Real Estate UltraSector ProFund	8,469,735	3,692,246	(770,341)	2,921,905
Semiconductor UltraSector ProFund	156,615,093	27,057,689	(2,496,691)	24,560,998
Technology UltraSector ProFund	68,805,166	12,399,229	(758,528)	11,640,701
Telecommunications UltraSector ProFund	1,823,649	654,078	(186,414)	467,664
Utilities UltraSector ProFund	13,430,698	4,678,889	(524,081)	4,154,808
Short Oil & Gas ProFund	2,667,000	—	—	—
Short Precious Metals ProFund	3,953,000	—	—	—
Short Real Estate ProFund	929,000	—	—	—
U.S. Government Plus ProFund	25,960,890	123,788	—	123,788
Rising Rates Opportunity 10 ProFund	9,246,000	—	—	—
Rising Rates Opportunity ProFund	33,681,000	—	—	—
Rising U.S. Dollar ProFund	25,748,000	—	—	—
Falling U.S. Dollar ProFund	2,359,000	—	—	—

July 31, 2017 :: Notes to Financial Statements :: 329

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of July 31, 2017, Rising U.S. Dollar ProFund is owed $810,926 of the original amount owed, as of September 15, 2008, of $2,135,323, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the remaining claim due from Lehman is $136,661, and is included in “Receivable for closed forward currency contracts” on the Statements of Assets and Liabilities. The fair value of the amount that is estimated to be paid by the Advisor is $674,265, and is included in “Due from Advisor under a Receivables Agreement” on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of July 31, 2017.

9. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

10. Share Splits and Reverse Share Splits

Effective December 5, 2016, the Bear ProFund, UltraEmerging Markets ProFund, UltraShort NASDAQ-100 ProFund, and UltraShort Emerging Markets ProFund underwent a 1-for-5 reverse share split, the UltraShort Dow 30 ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, and Rising Rates Opportunity ProFund underwent a 1-for-8 reverse share split, and the UltraBear ProFund and UltraShort Mid-Cap ProFund underwent a 1-for-10 reverse share split.

Effective December 14, 2015, the NASDAQ-100 ProFund underwent a 3-for-1 split, the UltraLatin America ProFund underwent a 1-for-10 reverse share split, and the Precious Metals UltraSector ProFund underwent a 1-for-5 reverse share split.

Effective February 24, 2014, the Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort Japan ProFund and Short Real Estate ProFund underwent a 1-for-5 reverse share split, the UltraShort Small-Cap ProFund and the UltraShort International ProFund underwent an 1-for-8 reverse share split, the UltraShort China ProFund underwent a 1-for-10 reverse share split, and the Biotechnology ProFund underwent a 4-for-1 share split.

Effective November 19, 2012, the Internet UltraSector ProFund underwent a 6-for-1 share split. The UltraShort Dow 30 ProFund and Banks UltraSector ProFund underwent a 1-for-3 reverse share split. The UltraBear ProFund underwent a 1-for-4 reverse share split. The UltraShort Mid-Cap ProFund underwent a 1-for-7 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFunds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits.

11. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds financial statements.

330 :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

We have audited the accompanying statements of assets and liabilities of ProFunds (the Funds) (comprised of the Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraNASDAQ-100 ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraLatin America ProFund, UltraChina ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund, UltraShort China ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund, and Falling U.S. Dollar ProFund), including the schedules of portfolio investments (the summary schedules of portfolio investments for the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), as of July 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio
September 22, 2017

Trustees and Executive Officers (unaudited) :: 331

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During Past 5 Years

Independent Trustees

William D. Fertig c/o ProFunds Trust 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present).	ProFunds Trust (112); Access One Trust (3); ProShares Trust (125)	Context Capital

Russell S. Reynolds, III c/o ProFunds Trust 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present).	ProFunds Trust (112); Access One Trust (3); ProShares Trust (125)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds Trust 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Linden Lane Capital Partners LLC (Real Estate Investment and Development): Managing Principal (2010 to present).	ProFunds Trust (112); Access One Trust (3); ProShares Trust (125)	NAIOP (the Commercial Real Estate Development Association)

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).	ProFunds Trust (112); Access One Trust (3); ProShares Trust (125)

*  The “Fund Complex” consists of all operational registered investment companies under the 1940 Act that are advised by ProFund Advisors LLC and any operational registered investment companies that have an investment adviser that is an affiliated person of ProFunds Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**  Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years

Executive Officers

Todd B. Johnson 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor and ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present).

Victor M. Frye, Esq. 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present

Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present); Chief Compliance Officer of ProFunds Distributors, Inc. (July 2015 to present).

Richard F. Morris 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present

General Counsel of the Advisor, ProShare Advisors LLC, and ProShare Capital Management LLC (December 2015 to present); Chief Legal Officer of ProFunds Distributors, Inc. (December 2015 to present); Partner at Morgan Lewis & Bockius, LLP (October 2012 to November 2015); General Counsel, WisdomTree Asset Management (October 2010 to October 2012).

Christopher E. Sabato 4400 Easton Commons, Suite 200 Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present).

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

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P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

07/17

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 12 (a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is William D. Fertig, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                                 Audit Fees:

2016 $652,000

2017 $672,000

The fees relate to the audit of the registrant’s annual financial statements paid to KPMG LLP.

(b)                                 Audit-Related Fees:

2016 $6,000

2017 $6,000

The fees relate to the review of post-effective registration statements paid to KPMG LLP.

(c)                                  Tax Fees:

2016 $285,000

2017 $294,000

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations.

(d)                                 All Other Fees:

2016 $0

2017 $0

(e)(1)                   The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)                   No Services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                   Not applicable as less than 50%.

(g)                                  2016 $291,000

2017 $300,000

These aggregate fees were billed in the Reporting Periods for non-audit services by the principal accountant to the Registrant and Fund Management.

(h)                                 Not applicable.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Schedule of Investments.

(a)

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (44.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,127	$226,719
A.O. Smith Corp. (Building Products)	276	14,780
Abbott Laboratories (Health Care Equipment & Supplies)	3,243	159,491
AbbVie, Inc. (Biotechnology)	2,967	207,423
Accenture PLC - Class A (IT Services)	1,150	148,143
Activision Blizzard, Inc. (Software)	1,288	79,573
Acuity Brands, Inc. (Electrical Equipment)	92	18,644
Adobe Systems, Inc.* (Software)	920	134,771
Advance Auto Parts, Inc. (Specialty Retail)	138	15,457
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,449	19,721
Aetna, Inc. (Health Care Providers & Services)	621	95,828
Affiliated Managers Group, Inc. (Capital Markets)	115	21,370
Aflac, Inc. (Insurance)	736	58,696
Agilent Technologies, Inc. (Life Sciences Tools & Services)	598	35,754
Air Products & Chemicals, Inc. (Chemicals)	414	58,850
Akamai Technologies, Inc.* (Internet Software & Services)	322	15,179
Alaska Air Group, Inc. (Airlines)	230	19,603
Albemarle Corp. (Chemicals)	207	23,971
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	161	19,521
Alexion Pharmaceuticals, Inc.* (Biotechnology)	414	56,859
Align Technology, Inc.* (Health Care Equipment & Supplies)	138	23,078
Allegion PLC (Building Products)	184	14,948
Allergan PLC (Pharmaceuticals)	621	156,697
Alliance Data Systems Corp. (IT Services)	115	27,764
Alliant Energy Corp. (Electric Utilities)	437	17,712
Alphabet, Inc.* - Class A (Internet Software & Services)	552	521,916
Alphabet, Inc.* - Class C (Internet Software & Services)	552	513,636
Altria Group, Inc. (Tobacco)	3,611	234,607
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	736	727,006
Ameren Corp. (Multi-Utilities)	460	25,806
American Airlines Group, Inc. (Airlines)	920	46,405
American Electric Power Co., Inc. (Electric Utilities)	920	64,897
American Express Co. (Consumer Finance)	1,403	119,578
American International Group, Inc. (Insurance)	1,656	108,385
American Tower Corp. (Equity Real Estate Investment Trusts)	805	109,745
American Water Works Co., Inc. (Water Utilities)	322	26,114
Ameriprise Financial, Inc. (Capital Markets)	276	39,987
AmerisourceBergen Corp. (Health Care Providers & Services)	299	28,052
AMETEK, Inc. (Electrical Equipment)	437	26,910
Amgen, Inc. (Biotechnology)	1,380	240,823
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	575	44,057
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,058	48,319
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	690	54,517
ANSYS, Inc.* (Software)	161	20,858
Anthem, Inc. (Health Care Providers & Services)	506	94,222
Aon PLC (Insurance)	483	66,736
Apache Corp. (Oil, Gas & Consumable Fuels)	713	35,279
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	299	13,619
Apple, Inc. (Technology Hardware, Storage & Peripherals)	9,752	1,450,414
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,001	88,664
Archer-Daniels-Midland Co. (Food Products)	1,058	44,626
Arconic, Inc. (Aerospace & Defense)	828	20,526
Arthur J. Gallagher & Co. (Insurance)	345	20,283
Assurant, Inc. (Insurance)	92	9,685
AT&T, Inc. (Diversified Telecommunication Services)	11,500	448,501
Autodesk, Inc.* (Software)	368	40,771
Automatic Data Processing, Inc. (IT Services)	828	98,457
AutoNation, Inc.* (Specialty Retail)	115	4,874
AutoZone, Inc.* (Specialty Retail)	46	24,832
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	253	48,665
Avery Dennison Corp. (Containers & Packaging)	161	14,962
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	805	29,696
Ball Corp. (Containers & Packaging)	644	26,984
Bank of America Corp. (Banks)	18,607	448,801
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	138	44,243
Baxter International, Inc. (Health Care Equipment & Supplies)	920	55,642
BB&T Corp. (Banks)	1,518	71,832
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	414	83,380
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,542	619,744
Best Buy Co., Inc. (Specialty Retail)	506	29,520
Biogen, Inc.* (Biotechnology)	391	113,230
BlackRock, Inc. - Class A (Capital Markets)	230	98,102
BorgWarner, Inc. (Auto Components)	368	17,200
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	299	36,152
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,553	67,961
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,082	175,366
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	759	187,215
Brown-Forman Corp. - Class B (Beverages)	322	15,907
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	253	16,597
CA, Inc. (Software)	575	17,848

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	874	$21,736
Campbell Soup Co. (Food Products)	368	19,441
Capital One Financial Corp. (Consumer Finance)	897	77,303
Cardinal Health, Inc. (Health Care Providers & Services)	598	46,201
CarMax, Inc.* (Specialty Retail)	345	22,856
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	782	52,222
Caterpillar, Inc. (Machinery)	1,104	125,800
CBOE Holdings, Inc. (Capital Markets)	161	15,219
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	552	20,970
CBS Corp. - Class B (Media)	690	45,423
Celgene Corp.* (Biotechnology)	1,472	199,324
Centene Corp.* (Health Care Providers & Services)	322	25,573
CenterPoint Energy, Inc. (Multi-Utilities)	805	22,693
CenturyLink, Inc. (Diversified Telecommunication Services)	1,035	24,084
Cerner Corp.* (Health Care Technology)	552	35,532
CF Industries Holdings, Inc. (Chemicals)	437	12,826
Charter Communications, Inc.* - Class A (Media)	414	162,251
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,426	7,073
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,542	386,751
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	46	15,813
Chubb, Ltd. (Insurance)	874	128,005
Church & Dwight Co., Inc. (Household Products)	460	24,541
Cigna Corp. (Health Care Providers & Services)	483	83,829
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	184	18,222
Cincinnati Financial Corp. (Insurance)	276	21,020
Cintas Corp. (Commercial Services & Supplies)	161	21,711
Cisco Systems, Inc. (Communications Equipment)	9,361	294,404
Citigroup, Inc. (Banks)	5,152	352,654
Citizens Financial Group, Inc. (Banks)	943	33,080
Citrix Systems, Inc.* (Software)	276	21,798
CME Group, Inc. (Capital Markets)	644	78,967
CMS Energy Corp. (Multi-Utilities)	529	24,461
Coach, Inc. (Textiles, Apparel & Luxury Goods)	529	24,937
Cognizant Technology Solutions Corp. (IT Services)	1,104	76,529
Colgate-Palmolive Co. (Household Products)	1,656	119,563
Comcast Corp. - Class A (Media)	8,855	358,184
Comerica, Inc. (Banks)	322	23,284
ConAgra Foods, Inc. (Food Products)	759	25,988
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	276	35,952
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,323	105,395
Consolidated Edison, Inc. (Multi-Utilities)	575	47,645
Constellation Brands, Inc. - Class A (Beverages)	322	62,259
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,725	50,267
Costco Wholesale Corp. (Food & Staples Retailing)	828	131,246
Coty, Inc. (Personal Products)	874	17,900
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	690	69,400
CSRA, Inc. (IT Services)	276	9,000
CSX Corp. (Road & Rail)	1,725	85,112
Cummins, Inc. (Machinery)	299	50,202
CVS Health Corp. (Food & Staples Retailing)	1,909	152,587
D.R. Horton, Inc. (Household Durables)	644	22,984
Danaher Corp. (Health Care Equipment & Supplies)	1,150	93,714
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	230	19,292
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	299	19,369
Deere & Co. (Machinery)	552	70,811
Delphi Automotive PLC (Auto Components)	506	45,752
Delta Air Lines, Inc. (Airlines)	1,380	68,116
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	437	27,107
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	989	32,944
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	299	34,487
Discover Financial Services (Consumer Finance)	713	43,450
Discovery Communications, Inc.* - Class A (Media)	299	7,355
Discovery Communications, Inc.* - Class C (Media)	391	9,044
Dish Network Corp.* - Class A (Media)	437	27,981
Dollar General Corp. (Multiline Retail)	483	36,302
Dollar Tree, Inc.* (Multiline Retail)	437	31,499
Dominion Resources, Inc. (Multi-Utilities)	1,173	90,531
Dover Corp. (Machinery)	299	25,116
Dr. Pepper Snapple Group, Inc. (Beverages)	345	31,450
DTE Energy Co. (Multi-Utilities)	345	36,936
Duke Energy Corp. (Electric Utilities)	1,311	111,592
Duke Realty Corp. (Equity Real Estate Investment Trusts)	667	19,070
DXC Technology Co. (IT Services)	529	41,463
E*TRADE Financial Corp.* (Capital Markets)	506	20,746
E.I. du Pont de Nemours & Co. (Chemicals)	1,633	134,249
Eastman Chemical Co. (Chemicals)	276	22,952
Eaton Corp. PLC (Electrical Equipment)	828	64,791
eBay, Inc.* (Internet Software & Services)	1,886	67,387
Ecolab, Inc. (Chemicals)	483	63,597
Edison International (Electric Utilities)	598	47,051

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares		Value
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	391		$45,035
Electronic Arts, Inc.* (Software)	575		67,126
Eli Lilly & Co. (Pharmaceuticals)	1,817		150,193
Emerson Electric Co. (Electrical Equipment)	1,196		71,294
Entergy Corp. (Electric Utilities)	345		26,468
Envision Healthcare Corp.* (Health Care Providers & Services)	230		12,979
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,081		102,846
EQT Corp. (Oil, Gas & Consumable Fuels)	322		20,511
Equifax, Inc. (Professional Services)	230		33,450
Equinix, Inc. (Equity Real Estate Investment Trusts)	138		62,201
Equity Residential (Equity Real Estate Investment Trusts)	690		46,961
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	115		30,096
Everest Re Group, Ltd. (Insurance)	69		18,105
Eversource Energy (Electric Utilities)	598		36,352
Exelon Corp. (Electric Utilities)	1,725		66,137
Expedia, Inc. (Internet & Direct Marketing Retail)	230		35,988
Expeditors International of Washington, Inc. (Air Freight & Logistics)	345		20,314
Express Scripts Holding Co.* (Health Care Providers & Services)	1,104		69,155
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	230		18,285
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	7,935		635,118
F5 Networks, Inc.* (Communications Equipment)	115		13,886
Facebook, Inc.* - Class A (Internet Software & Services)	4,416		747,408
Fastenal Co. (Trading Companies & Distributors)	552		23,714
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	138		18,303
FedEx Corp. (Air Freight & Logistics)	460		95,694
Fidelity National Information Services, Inc. (IT Services)	621		56,648
Fifth Third Bancorp (Banks)	1,403		37,460
First Horizon National Corp. (Banks)	—	†	6
FirstEnergy Corp. (Electric Utilities)	828		26,421
Fiserv, Inc.* (IT Services)	391		50,244
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	253		9,442
Flowserve Corp. (Machinery)	253		10,406
Fluor Corp. (Construction & Engineering)	253		10,988
FMC Corp. (Chemicals)	253		19,324
Foot Locker, Inc. (Specialty Retail)	253		11,939
Ford Motor Co. (Automobiles)	7,314		82,063
Fortive Corp. (Machinery)	575		37,226
Fortune Brands Home & Security, Inc. (Building Products)	299		19,635
Franklin Resources, Inc. (Capital Markets)	644		28,838
Freeport-McMoRan, Inc.* (Metals & Mining)	2,484		36,316
Garmin, Ltd. (Household Durables)	207		10,389
Gartner, Inc.* (IT Services)	161		20,660
General Dynamics Corp. (Aerospace & Defense)	529		103,859
General Electric Co. (Industrial Conglomerates)	16,284		417,032
General Mills, Inc. (Food Products)	1,081		60,169
General Motors Co. (Automobiles)	2,576		92,684
Genuine Parts Co. (Distributors)	276		23,441
GGP, Inc. (Equity Real Estate Investment Trusts)	1,081		24,441
Gilead Sciences, Inc. (Biotechnology)	2,438		185,507
Global Payments, Inc. (IT Services)	276		26,046
H & R Block, Inc. (Diversified Consumer Services)	391		11,926
Halliburton Co. (Energy Equipment & Services)	1,633		69,305
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	690		15,815
Harley-Davidson, Inc. (Automobiles)	322		15,672
Harris Corp. (Communications Equipment)	230		26,328
Hartford Financial Services Group, Inc. (Insurance)	690		37,950
Hasbro, Inc. (Leisure Products)	207		21,917
HCA Holdings, Inc.* (Health Care Providers & Services)	529		42,500
HCP, Inc. (Equity Real Estate Investment Trusts)	874		27,662
Helmerich & Payne, Inc. (Energy Equipment & Services)	207		10,478
Henry Schein, Inc.* (Health Care Providers & Services)	138		25,145
Hess Corp. (Oil, Gas & Consumable Fuels)	506		22,537
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,105		54,369
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	391		24,449
Hologic, Inc.* (Health Care Equipment & Supplies)	529		23,387
Honeywell International, Inc. (Industrial Conglomerates)	1,426		194,107
Hormel Foods Corp. (Food Products)	506		17,290
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,380		25,751
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,151		60,184
Humana, Inc. (Health Care Providers & Services)	276		63,811
Huntington Bancshares, Inc. (Banks)	2,024		26,818
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	161		26,800
IHS Markit, Ltd.* (Professional Services)	598		27,897
Illinois Tool Works, Inc. (Machinery)	575		80,908
Illumina, Inc.* (Life Sciences Tools & Services)	276		47,983
Incyte Corp.* (Biotechnology)	322		42,919
Ingersoll-Rand PLC (Machinery)	483		42,446
Intel Corp. (Semiconductors & Semiconductor Equipment)	8,809		312,455
Intercontinental Exchange, Inc. (Capital Markets)	1,104		73,648

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
International Business Machines Corp. (IT Services)	1,610	$232,919
International Flavors & Fragrances, Inc. (Chemicals)	138	18,379
International Paper Co. (Containers & Packaging)	782	42,994
Intuit, Inc. (Software)	460	63,117
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	69	64,740
Invesco, Ltd. (Capital Markets)	759	26,390
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	460	16,758
J.B. Hunt Transport Services, Inc. (Road & Rail)	161	14,604
Jacobs Engineering Group, Inc. (Construction & Engineering)	230	12,126
Johnson & Johnson (Pharmaceuticals)	5,037	668,512
Johnson Controls International PLC (Building Products)	1,748	68,085
JPMorgan Chase & Co. (Banks)	6,647	610,195
Juniper Networks, Inc. (Communications Equipment)	713	19,928
Kansas City Southern Industries, Inc. (Road & Rail)	207	21,360
Kellogg Co. (Food Products)	483	32,844
KeyCorp (Banks)	2,047	36,928
Kimberly-Clark Corp. (Household Products)	667	82,148
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	805	16,245
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,588	73,303
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	299	27,696
Kohl’s Corp. (Multiline Retail)	322	13,315
L Brands, Inc. (Specialty Retail)	460	21,339
L3 Technologies, Inc. (Aerospace & Defense)	138	24,146
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	184	29,239
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	299	47,679
Leggett & Platt, Inc. (Household Durables)	253	12,190
Lennar Corp. - Class A (Household Durables)	391	20,504
Leucadia National Corp. (Diversified Financial Services)	598	15,566
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	552	32,391
Lincoln National Corp. (Insurance)	414	30,247
LKQ Corp.* (Distributors)	575	19,872
Lockheed Martin Corp. (Aerospace & Defense)	460	134,380
Loews Corp. (Insurance)	506	24,632
Lowe’s Cos., Inc. (Specialty Retail)	1,610	124,614
LyondellBasell Industries N.V. - Class A (Chemicals)	621	55,946
M&T Bank Corp. (Banks)	299	48,782
Macy’s, Inc. (Multiline Retail)	575	13,656
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,587	19,409
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	966	54,086
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	576	59,973
Marsh & McLennan Cos., Inc. (Insurance)	966	75,319
Martin Marietta Materials, Inc. (Construction Materials)	115	26,039
Masco Corp. (Building Products)	598	22,802
MasterCard, Inc. - Class A (IT Services)	1,748	223,394
Mattel, Inc. (Leisure Products)	644	12,893
McCormick & Co., Inc. (Food Products)	207	19,727
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,518	235,503
McKesson Corp. (Health Care Providers & Services)	391	63,291
Medtronic PLC (Health Care Equipment & Supplies)	2,553	214,374
Merck & Co., Inc. (Pharmaceuticals)	5,106	326,171
MetLife, Inc. (Insurance)	2,024	111,320
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	46	26,362
MGM Resorts International (Hotels, Restaurants & Leisure)	897	29,538
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	299	10,896
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	437	34,977
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,955	54,975
Microsoft Corp. (Software)	14,444	1,050,078
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	207	21,431
Mohawk Industries, Inc.* (Household Durables)	115	28,634
Molson Coors Brewing Co. - Class B (Beverages)	345	30,698
Mondelez International, Inc. - Class A (Food Products)	2,829	124,534
Monsanto Co. (Chemicals)	828	96,727
Monster Beverage Corp.* (Beverages)	759	40,037
Moody’s Corp. (Capital Markets)	322	42,385
Morgan Stanley (Capital Markets)	2,668	125,129
Motorola Solutions, Inc. (Communications Equipment)	299	27,113
Mylan N.V.* (Pharmaceuticals)	851	33,180
National Oilwell Varco, Inc. (Energy Equipment & Services)	713	23,322
Navient Corp. (Consumer Finance)	529	7,803
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	506	21,971
Netflix, Inc.* (Internet & Direct Marketing Retail)	805	146,236
Newell Rubbermaid, Inc. (Household Durables)	897	47,291
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	368	10,573
Newmont Mining Corp. (Metals & Mining)	989	36,761
News Corp. - Class A (Media)	713	10,203
News Corp. - Class B (Media)	230	3,381
NextEra Energy, Inc. (Electric Utilities)	874	127,683

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Nielsen Holdings PLC (Professional Services)	621	$26,709
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,484	146,679
NiSource, Inc. (Multi-Utilities)	598	15,584
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	851	24,602
Nordstrom, Inc. (Multiline Retail)	207	10,054
Norfolk Southern Corp. (Road & Rail)	552	62,144
Northern Trust Corp. (Capital Markets)	414	36,229
Northrop Grumman Corp. (Aerospace & Defense)	322	84,728
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	598	14,722
Nucor Corp. (Metals & Mining)	598	34,487
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,104	179,411
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,426	88,312
Omnicom Group, Inc. (Media)	437	34,409
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	713	40,334
Oracle Corp. (Software)	5,612	280,207
O’Reilly Automotive, Inc.* (Specialty Retail)	161	32,892
PACCAR, Inc. (Machinery)	667	45,656
Packaging Corp. of America (Containers & Packaging)	184	20,144
Parker-Hannifin Corp. (Machinery)	253	41,993
Patterson Cos., Inc. (Health Care Providers & Services)	161	6,717
Paychex, Inc. (IT Services)	598	34,594
PayPal Holdings, Inc.* (IT Services)	2,093	122,545
Pentair PLC (Machinery)	322	20,309
People’s United Financial, Inc. (Banks)	644	11,231
PepsiCo, Inc. (Beverages)	2,668	311,115
PerkinElmer, Inc. (Life Sciences Tools & Services)	207	13,627
Perrigo Co. PLC (Pharmaceuticals)	276	20,678
Pfizer, Inc. (Pharmaceuticals)	11,155	369,900
PG&E Corp. (Electric Utilities)	966	65,389
Philip Morris International, Inc. (Tobacco)	2,898	338,225
Phillips 66 (Oil, Gas & Consumable Fuels)	828	69,345
Pinnacle West Capital Corp. (Electric Utilities)	207	17,953
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	322	52,518
PNC Financial Services Group, Inc. (Banks)	897	115,534
PPG Industries, Inc. (Chemicals)	483	50,836
PPL Corp. (Electric Utilities)	1,288	49,369
Praxair, Inc. (Chemicals)	529	68,855
Principal Financial Group, Inc. (Insurance)	506	33,776
Prologis, Inc. (Equity Real Estate Investment Trusts)	989	60,141
Prudential Financial, Inc. (Insurance)	805	91,150
Public Service Enterprise Group, Inc. (Multi-Utilities)	943	42,407
Public Storage (Equity Real Estate Investment Trusts)	276	56,737
PulteGroup, Inc. (Household Durables)	529	12,918
PVH Corp. (Textiles, Apparel & Luxury Goods)	138	16,462
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	230	15,769
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,760	146,804
Quanta Services, Inc.* (Construction & Engineering)	276	9,309
Quest Diagnostics, Inc. (Health Care Providers & Services)	253	27,402
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	92	6,960
Range Resources Corp. (Oil, Gas & Consumable Fuels)	345	7,283
Raymond James Financial, Inc. (Capital Markets)	230	19,134
Raytheon Co. (Aerospace & Defense)	552	94,817
Realty Income Corp. (Equity Real Estate Investment Trusts)	506	28,872
Red Hat, Inc.* (Software)	322	31,836
Regency Centers Corp. (Equity Real Estate Investment Trusts)	276	18,277
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	138	67,844
Regions Financial Corp. (Banks)	2,254	32,908
Republic Services, Inc. - Class A (Commercial Services & Supplies)	437	28,064
ResMed, Inc. (Health Care Equipment & Supplies)	276	21,285
Robert Half International, Inc. (Professional Services)	230	10,408
Rockwell Automation, Inc. (Electrical Equipment)	230	37,957
Rockwell Collins, Inc. (Aerospace & Defense)	299	31,852
Roper Technologies, Inc. (Industrial Conglomerates)	184	42,773
Ross Stores, Inc. (Specialty Retail)	736	40,716
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	322	36,409
S&P Global, Inc. (Capital Markets)	483	74,184
Salesforce.com, Inc.* (Software)	1,242	112,774
SCANA Corp. (Multi-Utilities)	276	17,766
Schlumberger, Ltd. (Energy Equipment & Services)	2,599	178,292
Scripps Networks Interactive, Inc. - Class A (Media)	184	16,083
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	552	18,194
Sealed Air Corp. (Containers & Packaging)	368	16,012
Sempra Energy (Multi-Utilities)	460	51,985
Signet Jewelers, Ltd. (Specialty Retail)	138	8,440
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	575	91,137
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	345	36,180
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	184	19,002
Snap-on, Inc. (Machinery)	115	17,733
Southwest Airlines Co. (Airlines)	1,127	62,560

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Stanley Black & Decker, Inc. (Machinery)	276	$38,830
Staples, Inc. (Specialty Retail)	1,219	12,373
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,714	146,502
State Street Corp. (Capital Markets)	667	62,184
Stericycle, Inc.* (Commercial Services & Supplies)	161	12,410
Stryker Corp. (Health Care Equipment & Supplies)	575	84,583
SunTrust Banks, Inc. (Banks)	897	51,389
Symantec Corp. (Software)	1,127	34,926
Synchrony Financial (Consumer Finance)	1,449	43,934
Synopsys, Inc.* (Software)	276	21,133
Sysco Corp. (Food & Staples Retailing)	920	48,410
T. Rowe Price Group, Inc. (Capital Markets)	460	38,051
Target Corp. (Multiline Retail)	1,035	58,654
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	667	53,619
TechnipFMC PLC* (Energy Equipment & Services)	874	24,944
Tesoro Corp. (Oil, Gas & Consumable Fuels)	276	27,470
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,863	151,611
Textron, Inc. (Aerospace & Defense)	506	24,860
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,242	13,886
The Allstate Corp. (Insurance)	690	62,790
The Bank of New York Mellon Corp. (Capital Markets)	1,955	103,674
The Boeing Co. (Aerospace & Defense)	1,058	256,522
The Charles Schwab Corp. (Capital Markets)	2,277	97,683
The Clorox Co. (Household Products)	230	30,703
The Coca-Cola Co. (Beverages)	7,199	330,003
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	92	22,436
The Dow Chemical Co. (Chemicals)	2,093	134,453
The Estee Lauder Cos., Inc. - Class A (Personal Products)	414	40,981
The Gap, Inc. (Specialty Retail)	414	9,866
The Goldman Sachs Group, Inc. (Capital Markets)	690	155,479
The Goodyear Tire & Rubber Co. (Auto Components)	460	14,495
The Hershey Co. (Food Products)	253	26,643
The Home Depot, Inc. (Specialty Retail)	2,231	333,757
The Interpublic Group of Cos., Inc. (Media)	736	15,905
The JM Smucker Co. - Class A (Food Products)	207	25,233
The Kraft Heinz Co. (Food Products)	1,127	98,568
The Kroger Co. (Food & Staples Retailing)	1,702	41,733
The Macerich Co. (Equity Real Estate Investment Trusts)	230	13,200
The Mosaic Co. (Chemicals)	667	16,101
The NASDAQ OMX Group, Inc. (Capital Markets)	207	15,395
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	92	186,622
The Procter & Gamble Co. (Household Products)	4,784	434,483
The Progressive Corp. (Insurance)	1,081	50,948
The Sherwin-Williams Co. (Chemicals)	161	54,300
The Southern Co. (Electric Utilities)	1,863	89,294
The TJX Cos., Inc. (Specialty Retail)	1,196	84,091
The Travelers Cos., Inc. (Insurance)	529	67,760
The Walt Disney Co. (Media)	2,714	298,349
The Western Union Co. (IT Services)	874	17,262
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,541	48,973
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	736	129,189
Tiffany & Co. (Specialty Retail)	207	19,771
Time Warner, Inc. (Media)	1,449	148,407
Torchmark Corp. (Insurance)	207	16,347
Total System Services, Inc. (IT Services)	299	18,975
Tractor Supply Co. (Specialty Retail)	230	12,908
TransDigm Group, Inc. (Aerospace & Defense)	92	25,957
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	207	8,077
Twenty-First Century Fox, Inc. - Class A (Media)	1,978	57,560
Twenty-First Century Fox, Inc. - Class B (Media)	920	26,395
Tyson Foods, Inc. - Class A (Food Products)	529	33,517
U.S. Bancorp (Banks)	2,967	156,598
UDR, Inc. (Equity Real Estate Investment Trusts)	506	19,780
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	115	28,889
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	345	6,907
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	345	6,248
Union Pacific Corp. (Road & Rail)	1,518	156,294
United Continental Holdings, Inc.* (Airlines)	529	35,803
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,288	142,053
United Rentals, Inc.* (Trading Companies & Distributors)	161	19,153
United Technologies Corp. (Aerospace & Defense)	1,403	166,353
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,794	344,108
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	161	17,844
Unum Group (Insurance)	437	21,907
V.F. Corp. (Textiles, Apparel & Luxury Goods)	598	37,190
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	828	57,107
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	161	15,636
Ventas, Inc. (Equity Real Estate Investment Trusts)	667	44,922
VeriSign, Inc.* (Internet Software & Services)	161	16,288

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Verisk Analytics, Inc.* - Class A (Professional Services)	299	$26,091
Verizon Communications, Inc. (Diversified Telecommunication Services)	7,636	369,582
Vertex Pharmaceuticals, Inc.* (Biotechnology)	460	69,837
Viacom, Inc. - Class B (Media)	667	23,292
Visa, Inc. - Class A (IT Services)	3,450	343,482
Vornado Realty Trust (Equity Real Estate Investment Trusts)	322	25,551
Vulcan Materials Co. (Construction Materials)	253	31,150
W.W. Grainger, Inc. (Trading Companies & Distributors)	92	15,340
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,587	128,023
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,760	220,773
Waste Management, Inc. (Commercial Services & Supplies)	759	57,039
Waters Corp.* (Life Sciences Tools & Services)	161	27,924
WEC Energy Group, Inc. (Multi-Utilities)	598	37,656
Wells Fargo & Co. (Banks)	8,418	454,067
Welltower, Inc. (Equity Real Estate Investment Trusts)	690	50,639
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	552	46,986
WestRock Co. (Containers & Packaging)	460	26,413
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,403	46,327
Whirlpool Corp. (Household Durables)	138	24,547
Whole Foods Market, Inc. (Food & Staples Retailing)	598	24,972
Willis Towers Watson PLC (Insurance)	230	34,242
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	184	19,204
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	138	17,849
Xcel Energy, Inc. (Electric Utilities)	943	44,613
Xerox Corp. (Technology Hardware, Storage & Peripherals)	391	11,992
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	460	29,100
XL Group, Ltd. (Insurance)	483	21,445
Xylem, Inc. (Machinery)	345	19,572
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	621	46,873
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	368	44,646
Zions Bancorp (Banks)	368	16,678
Zoetis, Inc. (Pharmaceuticals)	920	57,518
TOTAL COMMON STOCKS (Cost $17,148,701)		39,522,050

Repurchase Agreements(a)(b) (51.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%-1.00%, dated 7/31/17, due 8/1/17, total to be received $45,855,225	$45,854,000	$45,854,000
TOTAL REPURCHASE AGREEMENTS (Cost $45,854,000)		45,854,000
TOTAL INVESTMENT SECURITIES (Cost $63,002,701) - 96.3%		85,376,050
Net other assets (liabilities) - 3.7%		3,251,901
NET ASSETS - 100.0%		$88,627,951

*	Non-income producing security.
†	Number of shares is less than 0.50.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $4,888,000.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	89	9/18/17	$10,980,375	$168,479

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	8/28/17	1.75%	$19,114,246	$(40,425)
S&P 500	UBS AG	8/28/17	1.60%	18,957,447	(41,863)
				$38,071,693	$(82,288)

^	Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Bull ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$968,001	1.1%
Air Freight & Logistics	274,658	0.3%
Airlines	232,487	0.3%
Auto Components	77,447	0.1%
Automobiles	190,419	0.2%
Banks	2,528,245	3.0%
Beverages	821,469	0.9%
Biotechnology	1,183,766	1.3%
Building Products	140,250	0.2%
Capital Markets	1,172,794	1.3%
Chemicals	831,367	0.9%
Commercial Services & Supplies	119,224	0.1%
Communications Equipment	381,659	0.4%
Construction & Engineering	32,423	NM
Construction Materials	57,189	0.1%
Consumer Finance	292,068	0.3%
Containers & Packaging	147,509	0.2%
Distributors	43,313	NM
Diversified Consumer Services	11,926	NM
Diversified Financial Services	635,310	0.7%
Diversified Telecommunication Services	874,558	1.0%
Electric Utilities	790,930	0.9%
Electrical Equipment	219,596	0.2%
Electronic Equipment, Instruments & Components	157,385	0.2%
Energy Equipment & Services	336,037	0.4%
Equity Real Estate Investment Trusts	1,133,378	1.3%
Food & Staples Retailing	747,744	0.8%
Food Products	528,580	0.6%
Health Care Equipment & Supplies	1,117,538	1.3%
Health Care Providers & Services	1,095,265	1.2%
Health Care Technology	35,532	NM
Hotels, Restaurants & Leisure	703,627	0.8%
Household Durables	179,457	0.2%
Household Products	691,438	0.8%
Independent Power & Renewable Electricity Producers	28,608	NM
Industrial Conglomerates	880,632	1.0%
Insurance	1,110,748	1.3%
Internet & Direct Marketing Retail	1,103,930	1.2%
Internet Software & Services	1,881,814	2.1%
IT Services	1,548,125	1.7%
Leisure Products	34,810	NM
Life Sciences Tools & Services	280,839	0.3%
Machinery	627,008	0.7%
Media	1,244,223	1.4%
Metals & Mining	107,564	0.1%
Multiline Retail	163,480	0.2%
Multi-Utilities	413,470	0.5%
Oil, Gas & Consumable Fuels	2,045,998	2.4%
Personal Products	58,881	0.1%
Pharmaceuticals	1,958,213	2.2%
Professional Services	124,555	0.1%
Real Estate Management & Development	20,970	NM
Road & Rail	339,514	0.4%
Semiconductors & Semiconductor Equipment	1,386,774	1.6%
Software	1,976,814	2.3%
Specialty Retail	839,134	0.9%
Technology Hardware, Storage & Peripherals	1,664,110	1.9%
Textiles, Apparel & Luxury Goods	272,094	0.3%
Tobacco	572,832	0.6%
Trading Companies & Distributors	58,207	0.1%
Water Utilities	26,114	NM
Other**	49,105,901	55.4%
Total	$88,627,951	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (17.2%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	144	$1,390
2U, Inc.* (Internet Software & Services)	120	6,210
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	312	5,242
8x8, Inc.* (Software)	288	3,658
A. Schulman, Inc. (Chemicals)	96	2,525
A10 Networks, Inc.* (Software)	216	1,527
AAON, Inc. (Building Products)	120	4,056
AAR Corp. (Aerospace & Defense)	96	3,590
Aaron’s, Inc. (Specialty Retail)	192	8,885
Abeona Therapeutics, Inc.* (Biotechnology)	216	1,825
Abercrombie & Fitch Co. - Class A (Specialty Retail)	240	2,362
ABM Industries, Inc. (Commercial Services & Supplies)	168	7,496
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	768	1,367
Acacia Research Corp.* (Professional Services)	312	1,076
Acadia Realty Trust (Equity Real Estate Investment Trusts)	240	7,138
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	96	2,520
Acceleron Pharma, Inc.* (Biotechnology)	96	3,086
ACCO Brands Corp.* (Commercial Services & Supplies)	336	3,914
Accuray, Inc.* (Health Care Equipment & Supplies)	384	1,632
Aceto Corp. (Health Care Providers & Services)	120	2,026
Achaogen, Inc.* (Biotechnology)	96	1,825
Achillion Pharmaceuticals, Inc.* (Biotechnology)	480	1,968
ACI Worldwide, Inc.* (Software)	336	7,785
Acorda Therapeutics, Inc.* (Biotechnology)	144	3,118
Actua Corp.* (Internet Software & Services)	120	1,620
Actuant Corp. - Class A (Machinery)	192	4,646
Acxiom Corp.* (IT Services)	240	6,473
Adtalem Global Education, Inc. (Diversified Consumer Services)	168	5,460
ADTRAN, Inc. (Communications Equipment)	168	3,940
Aduro Biotech, Inc.* (Biotechnology)	168	2,159
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	96	2,321
Advanced Drainage Systems, Inc. (Building Products)	120	2,466
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	120	8,706
AdvanSix, Inc.* (Chemicals)	96	3,214
Advaxis, Inc.* (Biotechnology)	192	1,242
Aegion Corp.* (Construction & Engineering)	120	2,873
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	96	5,213
Aerohive Networks, Inc.* (Communications Equipment)	240	1,130
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	216	5,065
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	120	2,209
Agenus, Inc.* (Biotechnology)	408	1,812
Agree Realty Corp. (Equity Real Estate Investment Trusts)	72	3,540
Aimmune Therapeutics, Inc.* (Biotechnology)	120	2,582
Air Transport Services Group, Inc.* (Air Freight & Logistics)	168	4,092
Aircastle, Ltd. (Trading Companies & Distributors)	144	3,390
AK Steel Holding Corp.* (Metals & Mining)	936	5,298
Akebia Therapeutics, Inc.* (Biotechnology)	144	1,899
Albany International Corp. - Class A (Machinery)	96	5,136
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	96	2,087
Alder Biopharmaceuticals, Inc.* (Biotechnology)	168	1,806
Alexander & Baldwin, Inc. (Real Estate Management & Development)	144	6,039
Allegheny Technologies, Inc. (Metals & Mining)	312	5,909
ALLETE, Inc. (Electric Utilities)	144	10,551
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	528	6,500
Altisource Residential Corp. (Mortgage Real Estate Investment Trusts)	192	2,498
Altra Industrial Motion Corp. (Machinery)	96	4,277
AMAG Pharmaceuticals, Inc.* (Biotechnology)	144	2,830
Ambac Financial Group, Inc.* (Insurance)	168	3,432
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	96	4,805
AMC Entertainment Holdings, Inc. - Class A (Media)	168	3,427
Amedisys, Inc.* (Health Care Providers & Services)	96	4,547
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	120	4,873
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	264	3,891
American Eagle Outfitters, Inc. (Specialty Retail)	480	5,683
American Equity Investment Life Holding Co. (Insurance)	264	7,070
American Outdoor Brands Corp.* (Leisure Products)	168	3,473
American Software, Inc. - Class A (Software)	144	1,397
American States Water Co. (Water Utilities)	120	5,934
American Vanguard Corp. (Chemicals)	120	2,124
Ameris Bancorp (Banks)	120	5,496
Amicus Therapeutics, Inc.* (Biotechnology)	456	5,905
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	336	3,484
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	144	5,314
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	144	2,488

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Amplify Snack Brands, Inc.* (Food Products)	168	$1,757
AmTrust Financial Services, Inc. (Insurance)	264	4,224
Anavex Life Sciences Corp.* (Biotechnology)	216	877
Angie’s List, Inc.* (Internet Software & Services)	168	2,013
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	144	2,340
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	96	7,560
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	624	1,959
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	360	2,167
Apogee Enterprises, Inc. (Building Products)	96	5,001
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	288	5,192
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	120	6,780
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	360	1,127
Aratana Therapeutics, Inc.* (Pharmaceuticals)	216	1,458
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	288	996
ArcBest Corp. (Road & Rail)	96	2,669
Archrock, Inc. (Energy Equipment & Services)	240	2,628
Ardelyx, Inc.* (Biotechnology)	240	1,248
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	168	1,336
Arena Pharmaceuticals, Inc.* (Biotechnology)	144	3,421
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	120	1,536
Argo Group International Holdings, Ltd. (Insurance)	96	5,755
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	168	2,228
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	120	3,031
Armstrong Flooring, Inc.* (Building Products)	96	1,667
Array BioPharma, Inc.* (Biotechnology)	528	3,965
Artisan Partners Asset Management, Inc. (Capital Markets)	144	4,788
Ascena Retail Group, Inc.* (Specialty Retail)	744	1,741
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	144	1,492
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	312	1,962
Aspen Technology, Inc.* (Software)	216	12,283
Asterias Biotherapeutics, Inc.* (Biotechnology)	264	937
Astoria Financial Corp. (Thrifts & Mortgage Finance)	264	5,328
Atara Biotherapeutics, Inc.* (Biotechnology)	120	1,830
Athersys, Inc.* (Biotechnology)	744	1,109
Atkore International Group, Inc.* (Electrical Equipment)	120	2,498
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	576	1,325
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	72	4,277
AtriCure, Inc.* (Health Care Equipment & Supplies)	120	2,908
Atwood Oceanics, Inc.* (Energy Equipment & Services)	264	2,075
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	240	1,236
Avis Budget Group, Inc.* (Road & Rail)	216	6,648
Avista Corp. (Multi-Utilities)	192	10,101
AVX Corp. (Electronic Equipment, Instruments & Components)	168	3,002
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	96	2,131
AxoGen, Inc.* (Health Care Equipment & Supplies)	120	1,896
Axon Enterprise, Inc.* (Aerospace & Defense)	168	4,131
Axovant Sciences, Ltd.* (Biotechnology)	120	2,750
Axt, Inc.* (Semiconductors & Semiconductor Equipment)	216	1,890
AZZ, Inc. (Electrical Equipment)	72	3,650
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	192	5,351
B&G Foods, Inc. - Class A (Food Products)	192	6,960
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	192	2,016
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	96	4,344
Balchem Corp. (Chemicals)	96	7,450
Banc of California, Inc. (Banks)	144	2,959
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	96	2,526
BancorpSouth, Inc. (Banks)	240	7,212
Bank Mutual Corp. (Thrifts & Mortgage Finance)	192	1,910
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	168	5,727
Bankrate, Inc.* (Internet Software & Services)	192	2,669
Banner Corp. (Banks)	96	5,546
Barnes & Noble Education, Inc.* (Specialty Retail)	168	1,215
Barnes & Noble, Inc. (Specialty Retail)	264	2,152
Barnes Group, Inc. (Machinery)	144	8,666
Barracuda Networks, Inc.* (Software)	96	2,157
Bazaarvoice, Inc.* (Internet Software & Services)	360	1,692
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	168	7,716
Beazer Homes USA, Inc.* (Household Durables)	144	1,909
Belden, Inc. (Electronic Equipment, Instruments & Components)	120	8,633

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares		Value
Bellicum Pharmaceutials, Inc.* (Biotechnology)	144		$1,524
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	288		3,758
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	144		4,846
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	216		3,370
Berkshire Hills Bancorp, Inc. (Banks)	120		4,458
Big Lots, Inc. (Multiline Retail)	120		5,960
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	384		1,298
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	336		1,717
BioScrip, Inc.* (Health Care Providers & Services)	600		1,734
Biostage, Inc.* (Biotechnology)	—	†	—	§
BioTelemetry, Inc.* (Health Care Providers & Services)	96		3,283
BioTime, Inc.* (Biotechnology)	408		1,102
Black Hills Corp. (Multi-Utilities)	144		10,031
Blackbaud, Inc. (Software)	120		11,081
Blackhawk Network Holdings, Inc.* (IT Services)	168		7,333
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	288		5,020
Blucora, Inc.* (Internet Software & Services)	144		3,226
Blue Hills Bancorp, Inc. (Banks)	96		1,819
Bluebird Bio, Inc.* (Biotechnology)	120		11,310
Blueprint Medicines Corp.* (Biotechnology)	120		6,280
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	192		4,224
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	144		2,136
Boise Cascade Co.* (Paper & Forest Products)	120		3,642
Boston Private Financial Holdings, Inc. (Banks)	264		4,052
Bottomline Technologies, Inc.* (Software)	120		3,418
Box, Inc.* - Class A (Internet Software & Services)	240		4,524
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	240		6,014
Brady Corp. - Class A (Commercial Services & Supplies)	144		4,781
Briggs & Stratton Corp. (Machinery)	144		3,372
Brightcove, Inc.* (Internet Software & Services)	192		1,286
Brinker International, Inc. (Hotels, Restaurants & Leisure)	144		5,108
Bristow Group, Inc. (Energy Equipment & Services)	192		1,415
BroadSoft, Inc.* (Software)	96		4,229
Brookline Bancorp, Inc. (Banks)	240		3,564
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	216		5,305
Builders FirstSource, Inc.* (Building Products)	288		4,513
C&J Energy Services, Inc.* (Energy Equipment & Services)	144		4,657
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	72		5,339
CACI International, Inc.* - Class A (IT Services)	72		9,007
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	168		3,259
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	216		2,668
CalAmp Corp.* (Communications Equipment)	120		2,292
Caleres, Inc. (Specialty Retail)	144		3,928
Calgon Carbon Corp. (Chemicals)	168		2,688
California Resources Corp.* (Oil, Gas & Consumable Fuels)	168		1,364
California Water Service Group (Water Utilities)	144		5,602
Calithera Biosciences, Inc.* (Biotechnology)	144		2,203
Calix, Inc.* (Communications Equipment)	216		1,480
Callaway Golf Co. (Leisure Products)	288		3,666
Callidus Software, Inc.* (Software)	192		4,666
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	576		6,520
Cal-Maine Foods, Inc.* (Food Products)	96		3,662
Cambrex Corp.* (Life Sciences Tools & Services)	96		5,856
Cantel Medical Corp. (Health Care Equipment & Supplies)	96		7,123
Capital Bank Financial Corp. - Class A (Banks)	96		3,648
Capital Senior Living Corp.* (Health Care Providers & Services)	120		1,656
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	384		5,476
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	312		3,051
Cara Therapeutics, Inc.* (Biotechnology)	120		1,685
Carbonite, Inc.* (Internet Software & Services)	96		2,266
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	96		3,029
Cardtronics PLC* - Class A (IT Services)	144		4,507
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	240		5,813
Career Education Corp.* (Diversified Consumer Services)	240		2,018
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	216		3,940
Carpenter Technology Corp. (Metals & Mining)	144		5,822
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	192		3,026
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	144		1,757
Cars.com, Inc.* (Internet Software & Services)	216		5,249
Cascadian Therapeutics, Inc.* (Biotechnology)	312		1,276

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	144	$2,416
Castle Brands, Inc.* (Beverages)	648	1,160
Castlight Health, Inc.* - Class B (Health Care Technology)	360	1,548
Catalent, Inc.* (Pharmaceuticals)	336	11,659
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	504	1,482
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	168	1,934
Cathay General Bancorp, Inc. (Banks)	216	8,089
CBIZ, Inc.* (Professional Services)	168	2,495
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	528	4,641
CECO Environmental Corp. (Commercial Services & Supplies)	144	1,391
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	360	1,865
Celldex Therapeutics, Inc.* (Biotechnology)	624	1,429
Cempra, Inc.* (Pharmaceuticals)	312	1,248
CenterState Banks, Inc. (Banks)	168	4,198
Central European Media Enterprises, Ltd.* - Class A (Media)	384	1,670
Central Garden & Pet Co.* - Class A (Household Products)	120	3,691
Central Pacific Financial Corp. (Banks)	96	2,969
Century Aluminum Co.* (Metals & Mining)	168	2,819
Cerus Corp.* (Health Care Equipment & Supplies)	576	1,302
ChannelAdvisor Corp.* (Internet Software & Services)	120	1,260
Chart Industries, Inc.* (Machinery)	96	3,264
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	144	2,978
Chegg, Inc.* (Diversified Consumer Services)	264	3,656
Chemical Financial Corp. (Banks)	192	9,252
ChemoCentryx, Inc.* (Biotechnology)	168	1,704
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	192	4,844
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	312	5,847
Chico’s FAS, Inc. (Specialty Retail)	408	3,733
Chimerix, Inc.* (Biotechnology)	264	1,312
Ciena Corp.* (Communications Equipment)	384	9,888
Cimpress N.V.* (Internet Software & Services)	72	6,353
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	144	2,686
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	168	10,322
Citizens, Inc.* (Insurance)	216	1,739
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	144	1,830
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	648	1,698
Clear Channel Outdoor Holdings, Inc. (Media)	288	1,460
Cliffs Natural Resources, Inc.* (Metals & Mining)	888	6,855
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	408	1,412
Clovis Oncology, Inc.* (Biotechnology)	120	10,177
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	216	3,661
CNO Financial Group, Inc. (Insurance)	480	10,983
CoBiz Financial, Inc. (Banks)	144	2,534
Codexis, Inc.* (Chemicals)	264	1,426
Coeur Mining, Inc.* (Metals & Mining)	552	4,571
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	120	5,009
Coherus Biosciences, Inc.* (Biotechnology)	144	1,879
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	120	2,186
Columbia Banking System, Inc. (Banks)	168	6,693
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	96	5,816
Comfort Systems USA, Inc. (Construction & Engineering)	120	3,996
CommerceHub, Inc.* (Internet Software & Services)	120	2,158
Commercial Metals Co. (Metals & Mining)	336	6,250
Commercial Vehicle Group, Inc.* (Machinery)	144	1,264
Community Bank System, Inc. (Banks)	144	7,906
Community Health Systems, Inc.* (Health Care Providers & Services)	336	2,402
CommVault Systems, Inc.* (Software)	120	7,146
Compass Minerals International, Inc. (Metals & Mining)	96	6,629
Conatus Pharmaceuticals, Inc.* (Biotechnology)	216	1,194
ConforMIS, Inc.* (Health Care Equipment & Supplies)	264	1,323
CONMED Corp. (Health Care Equipment & Supplies)	96	4,927
ConnectOne Bancorp, Inc. (Banks)	120	2,700
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	168	3,024
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	168	1,008
Continental Building Products, Inc.* (Building Products)	120	2,640
Control4 Corp.* (Electronic Equipment, Instruments & Components)	96	2,194
Convergys Corp. (IT Services)	264	6,328
Cooper Tire & Rubber Co. (Auto Components)	168	6,140
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	240	1,428
Corcept Therapeutics, Inc.* (Pharmaceuticals)	312	3,891
Core-Mark Holding Co., Inc. (Distributors)	144	5,280
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	696	1,155
Cornerstone OnDemand, Inc.* (Internet Software & Services)	144	5,805
Costamare, Inc. (Marine)	192	1,235
Cotiviti Holdings, Inc.* (Health Care Technology)	96	4,133

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Coupa Software, Inc.* (Internet Software & Services)	96	$2,950
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,152	10,586
Covanta Holding Corp. (Commercial Services & Supplies)	360	5,436
Cowen Group, Inc.* - Class A (Capital Markets)	120	1,920
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	144	2,966
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	288	7,462
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	288	2,287
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	144	1,693
CryoLife, Inc.* (Health Care Equipment & Supplies)	120	2,250
CSG Systems International, Inc. (IT Services)	96	3,970
CTS Corp. (Electronic Equipment, Instruments & Components)	120	2,640
Cubic Corp. (Aerospace & Defense)	72	3,431
Curis, Inc.* (Biotechnology)	720	1,404
Curtiss-Wright Corp. (Aerospace & Defense)	120	11,571
Customers Bancorp, Inc.* (Banks)	96	2,866
CVB Financial Corp. (Banks)	288	6,204
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	480	4,085
Cytokinetics, Inc.* (Biotechnology)	168	2,360
Cytomx Therapeutics, Inc.* (Biotechnology)	120	1,619
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	168	1,643
Dana Holding Corp. (Auto Components)	408	9,678
Darling Ingredients, Inc.* (Food Products)	480	7,810
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	120	7,453
Dean Foods Co. (Food Products)	264	3,960
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	96	6,227
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	144	1,885
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	192	5,013
Deluxe Corp. (Commercial Services & Supplies)	144	10,398
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,488	2,172
Denny’s Corp.* (Hotels, Restaurants & Leisure)	240	2,726
Depomed, Inc.* (Pharmaceuticals)	216	2,227
Dermira, Inc.* (Pharmaceuticals)	120	3,304
DHI Group, Inc.* (Internet Software & Services)	408	898
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	384	1,597
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	216	2,683
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	576	6,728
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	216	5,054
Digi International, Inc.* (Communications Equipment)	144	1,505
DigitalGlobe, Inc.* (Aerospace & Defense)	192	6,701
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	120	2,496
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	120	3,184
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	168	2,666
Donnelley Financial Solutions, Inc.* (Capital Markets)	96	2,227
Dorman Products, Inc.* (Auto Components)	72	5,622
Dril-Quip, Inc.* (Energy Equipment & Services)	120	5,352
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	384	1,175
DSW, Inc. - Class A (Specialty Retail)	216	3,897
Durect Corp.* (Pharmaceuticals)	912	1,578
Dycom Industries, Inc.* (Construction & Engineering)	96	8,698
Dynavax Technologies Corp.* (Biotechnology)	216	3,424
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	384	3,448
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	216	1,493
Eagle Bancorp, Inc.* (Banks)	96	5,995
Eagle Bulk Shipping, Inc.* (Marine)	240	1,039
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	120	2,399
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	96	8,369
Ebix, Inc. (Software)	72	4,158
Echo Global Logistics, Inc.* (Air Freight & Logistics)	120	1,638
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	504	1,416
Editas Medicine, Inc.* (Biotechnology)	144	2,436
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	216	8,111
El Paso Electric Co. (Electric Utilities)	120	6,228
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	144	2,938
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	168	1,453
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	144	6,996
Ellie Mae, Inc.* (Software)	96	8,373
EMCOR Group, Inc. (Construction & Engineering)	168	11,341
EMCORE Corp. (Communications Equipment)	144	1,670
Emergent BioSolutions, Inc.* (Biotechnology)	120	4,364
Employers Holdings, Inc. (Insurance)	96	4,162

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Encore Capital Group, Inc.* (Consumer Finance)	72	$2,887
Endologix, Inc.* (Health Care Equipment & Supplies)	360	1,760
Endurance International Group Holdings, Inc.* (Internet Software & Services)	240	2,220
Energy Recovery, Inc.* (Machinery)	192	1,459
Energy XXI Gulf Coast, Inc.* (Oil, Gas & Consumable Fuels)	96	1,900
EnerNOC, Inc.* (Software)	192	1,469
EnerSys (Electrical Equipment)	120	8,673
Ennis, Inc. (Commercial Services & Supplies)	96	1,848
Enova International, Inc.* (Consumer Finance)	144	2,088
Ensco PLCADR - Class A (Energy Equipment & Services)	912	4,824
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	408	10,649
Entercom Communications Corp. - Class A (Media)	144	1,418
Entravision Communications Corp. - Class A (Media)	288	1,872
Envestnet, Inc.* (Internet Software & Services)	120	4,686
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	168	1,823
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	264	892
EPAM Systems, Inc.* (IT Services)	144	12,375
Epizyme, Inc.* (Biotechnology)	168	1,915
Eros International PLC* (Media)	144	1,440
ESCO Technologies, Inc. (Machinery)	72	4,442
Essendant, Inc. (Commercial Services & Supplies)	144	1,797
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	216	8,299
Esterline Technologies Corp.* (Aerospace & Defense)	72	6,948
Ethan Allen Interiors, Inc. (Household Durables)	96	3,077
Etsy, Inc.* (Internet & Direct Marketing Retail)	360	5,173
Evercore Partners, Inc. - Class A (Capital Markets)	120	9,438
Everi Holdings, Inc.* (IT Services)	264	1,969
EVERTEC, Inc. (IT Services)	192	3,427
Evolent Health, Inc.* (Health Care Technology)	120	2,964
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	168	1,445
Exact Sciences Corp.* (Biotechnology)	312	12,106
ExlService Holdings, Inc.* (IT Services)	96	5,525
Exponent, Inc. (Professional Services)	72	4,694
Express, Inc.* (Specialty Retail)	312	1,891
Exterran Corp.* (Energy Equipment & Services)	120	3,323
Extreme Networks, Inc.* (Communications Equipment)	360	3,164
EZCORP, Inc.* - Class A (Consumer Finance)	216	1,685
Fabrinet* (Electronic Equipment, Instruments & Components)	120	5,401
Fair Isaac Corp. (Software)	96	13,684
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	552	1,612
Farmers National Banc Corp. (Banks)	120	1,650
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	168	1,500
Fate Therapeutics, Inc.* (Biotechnology)	336	971
FCB Financial Holdings, Inc.* - Class A (Banks)	96	4,526
Federal Signal Corp. (Machinery)	192	3,552
FelCor Lodging Trust, Inc. (Equity Real Estate Investment Trusts)	432	3,188
Ferro Corp.* (Chemicals)	264	5,079
FibroGen, Inc.* (Biotechnology)	168	5,737
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	96	1,613
Financial Engines, Inc. (Capital Markets)	168	6,460
Finisar Corp.* (Communications Equipment)	312	8,493
First Bancorp (Banks)	96	3,005
First BanCorp.* (Banks)	552	3,235
First Busey Corp. (Banks)	96	2,807
First Commonwealth Financial Corp. (Banks)	312	4,065
First Financial Bancorp (Banks)	192	4,915
First Financial Bankshares, Inc. (Banks)	192	8,304
First Foundation, Inc.* (Banks)	120	2,081
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	336	10,255
First Interstate Bancsys (Banks)	96	3,509
First Merchants Corp. (Banks)	120	4,853
First Midwest Bancorp, Inc. (Banks)	288	6,396
First of Long Island Corp. (The) (Banks)	96	2,683
First Potomac Realty Trust (Equity Real Estate Investment Trusts)	216	2,404
FirstCash, Inc. (Consumer Finance)	144	8,373
Fitbit, Inc.* (Electronic Equipment, Instruments & Components)	600	3,096
Five Below, Inc.* (Specialty Retail)	144	6,957
Five Prime Therapeutics, Inc.* (Biotechnology)	96	2,701
Five9, Inc.* (Internet Software & Services)	168	3,706
Flexion Therapeutics, Inc.* (Biotechnology)	120	2,736
Flotek Industries, Inc.* (Chemicals)	216	1,819
Fluidigm Corp.* (Life Sciences Tools & Services)	264	993
Flushing Financial Corp. (Banks)	96	2,739
FNFV Group* (Diversified Financial Services)	216	3,727
Forestar Group, Inc.* (Real Estate Management & Development)	144	2,470
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	240	3,144
Fortress Biotech, Inc.* (Biotechnology)	264	1,172
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	216	2,862

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Forward Air Corp. (Air Freight & Logistics)	96	$4,976
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	192	2,160
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	192	4,873
Fox Factory Holding Corp.* (Auto Components)	120	4,614
Francesca’s Holdings Corp.* (Specialty Retail)	168	1,635
Franklin Electric Co., Inc. (Machinery)	144	5,818
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	336	3,552
Frank’s International NV (Energy Equipment & Services)	216	1,750
Fred’s, Inc. - Class A (Multiline Retail)	168	1,137
Fresh Del Monte Produce, Inc. (Food Products)	96	4,941
Freshpet, Inc.* (Food Products)	120	2,046
Frontier Communications Corp. (Diversified Telecommunication Services)	240	3,674
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	336	1,925
FTI Consulting, Inc.* (Professional Services)	120	3,937
Fulton Financial Corp. (Banks)	480	8,760
FutureFuel Corp. (Chemicals)	120	1,747
GAIN Capital Holdings, Inc. (Capital Markets)	216	1,449
Gannett Co., Inc. (Media)	384	3,444
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	144	2,628
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	1,080	929
GATX Corp. (Trading Companies & Distributors)	120	7,420
GCP Applied Technologies, Inc.* (Chemicals)	216	6,545
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	264	1,412
Generac Holdings, Inc.* (Electrical Equipment)	168	6,044
General Cable Corp. (Electrical Equipment)	168	3,242
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	96	4,096
Genesis Healthcare, Inc.* (Health Care Providers & Services)	504	726
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	168	1,987
Genocea Biosciences, Inc.* (Biotechnology)	216	1,229
Gentherm, Inc.* (Auto Components)	120	4,014
Genworth Financial, Inc.* - Class A (Insurance)	1,488	5,104
Geron Corp.* (Biotechnology)	648	1,717
Getty Realty Corp. (Equity Real Estate Investment Trusts)	96	2,494
Gibraltar Industries, Inc.* (Building Products)	96	2,866
Gigamon, Inc.* (Software)	120	4,770
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	144	3,748
Glacier Bancorp, Inc. (Banks)	216	7,543
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	96	2,043
Glaukos Corp.* (Health Care Equipment & Supplies)	96	3,857
Global Blood Therapeutics, Inc.* (Biotechnology)	120	3,132
Global Eagle Entertainment, Inc.* (Media)	384	1,213
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	216	4,752
Globalstar, Inc.* (Diversified Telecommunication Services)	1,488	2,753
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	216	6,642
Glu Mobile, Inc.* (Software)	552	1,507
Gms, Inc.* (Trading Companies & Distributors)	72	2,161
GNC Holdings, Inc. - Class A (Specialty Retail)	264	2,511
Gogo, Inc.* (Internet Software & Services)	216	2,631
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	288	6,858
Gold Resource Corp. (Metals & Mining)	312	1,323
GoPro, Inc.* - Class A (Household Durables)	360	2,966
Government Properties Income Trust (Equity Real Estate Investment Trusts)	216	3,830
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	408	12,329
Grand Canyon Education, Inc.* (Diversified Consumer Services)	120	8,829
Granite Construction, Inc. (Construction & Engineering)	120	5,882
Gray Television, Inc.* (Media)	216	3,218
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	312	1,232
Great Western Bancorp, Inc. (Banks)	168	6,554
Green Dot Corp.* - Class A (Consumer Finance)	144	5,794
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	120	2,370
Greenhill & Co., Inc. (Capital Markets)	96	1,776
Greenlight Capital Re, Ltd.* - Class A (Insurance)	120	2,568
Greif, Inc. - Class A (Containers & Packaging)	72	4,038
Griffon Corp. (Building Products)	96	1,968
Groupon, Inc.* (Internet & Direct Marketing Retail)	1,104	4,151
GrubHub, Inc.* (Internet Software & Services)	240	11,070
GTT Communications, Inc.* (Internet Software & Services)	96	2,933
Guaranty BanCorp (Banks)	96	2,558
GUESS?, Inc. (Specialty Retail)	216	2,821
H&E Equipment Services, Inc. (Trading Companies & Distributors)	120	2,708
H.B. Fuller Co. (Chemicals)	144	7,419
Haemonetics Corp.* (Health Care Equipment & Supplies)	144	5,923

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	288	$1,889
Halozyme Therapeutics, Inc.* (Biotechnology)	336	4,260
Halyard Health, Inc.* (Health Care Equipment & Supplies)	144	5,792
Hancock Holding Co. (Banks)	240	11,041
Hanmi Financial Corp. (Banks)	96	2,750
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	168	3,906
Harmonic, Inc.* (Communications Equipment)	336	1,378
Harsco Corp.* (Machinery)	240	3,708
Hawaiian Holdings, Inc.* (Airlines)	144	5,962
HC2 Holdings, Inc. (Construction & Engineering)	216	1,298
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	312	10,389
Healthcare Services Group, Inc. (Commercial Services & Supplies)	192	10,033
HealthEquity, Inc.* (Health Care Providers & Services)	144	6,605
HealthSouth Corp. (Health Care Providers & Services)	240	10,215
HealthStream, Inc.* (Health Care Technology)	96	2,268
Heartland Express, Inc. (Road & Rail)	168	3,550
Heartland Financial USA, Inc. (Banks)	72	3,391
Hecla Mining Co. (Metals & Mining)	1,152	6,232
Helen of Troy, Ltd.* (Household Durables)	72	7,254
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	480	3,139
Herc Holdings, Inc.* (Trading Companies & Distributors)	72	3,267
Heritage Commerce Corp. (Banks)	144	2,000
Heritage Financial Corp. (Banks)	96	2,611
Heritage Insurance Holdings, Inc. (Insurance)	120	1,513
Herman Miller, Inc. (Commercial Services & Supplies)	168	5,657
Heron Therapeutics, Inc.* (Biotechnology)	168	2,663
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	144	2,701
Hertz Global Holdings, Inc.* (Road & Rail)	216	2,953
HFF, Inc. - Class A (Real Estate Management & Development)	120	4,406
Hill International, Inc.* (Professional Services)	240	1,212
Hillenbrand, Inc. (Machinery)	192	6,912
Hilltop Holdings, Inc. (Banks)	216	5,406
HMS Holdings Corp.* (Health Care Technology)	264	5,301
HNI Corp. (Commercial Services & Supplies)	120	4,530
Home BancShares, Inc. (Banks)	360	8,928
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	96	2,520
Hope Bancorp, Inc. (Banks)	384	6,770
Horace Mann Educators Corp. (Insurance)	120	4,428
Horizon Global Corp.* (Auto Components)	120	1,673
Horizon Pharma PLC* (Pharmaceuticals)	480	5,750
Hortonworks, Inc.* (Internet Software & Services)	168	2,251
Hostess Brands, Inc.* (Food Products)	240	3,667
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	312	3,728
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	648	1,426
HRG Group, Inc.* (Household Products)	336	5,568
HSN, Inc. (Internet & Direct Marketing Retail)	96	3,806
Hub Group, Inc.* - Class A (Air Freight & Logistics)	96	3,269
Hubspot, Inc.* (Software)	96	6,946
Hudson Technologies, Inc.* (Commercial Services & Supplies)	192	1,553
Huttig Building Products, Inc.* (Trading Companies & Distributors)	168	1,198
IBERIABANK Corp. (Banks)	144	11,643
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	240	1,601
IDACORP, Inc. (Electric Utilities)	144	12,435
Idera Pharmaceuticals, Inc.* (Biotechnology)	720	1,325
Ignyta, Inc.* (Biotechnology)	216	2,052
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	168	6,401
ILG, Inc. (Hotels, Restaurants & Leisure)	312	8,271
IMAX Corp.* (Media)	168	3,595
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	168	1,435
ImmunoGen, Inc.* (Biotechnology)	384	2,281
Immunomedics, Inc.* (Biotechnology)	360	3,082
Impax Laboratories, Inc.* (Pharmaceuticals)	240	4,644
Imperva, Inc.* (Software)	96	4,325
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	144	7,920
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	264	1,022
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	264	2,672
Independent Bank Corp. (Banks)	72	5,137
Infinera Corp.* (Communications Equipment)	432	5,067
Information Services Group, Inc.* (IT Services)	264	1,064
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	144	3,239
Ingevity Corp.* (Chemicals)	120	7,020
InnerWorkings, Inc.* (Commercial Services & Supplies)	192	2,264
Innospec, Inc. (Chemicals)	72	4,493
Innoviva, Inc.* (Pharmaceuticals)	264	3,622
Inovalon Holdings, Inc.* (Health Care Technology)	216	2,743
Inovio Pharmaceuticals, Inc.* (Biotechnology)	264	1,468
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	120	4,608
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	120	4,862

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Insmed, Inc.* (Biotechnology)	216	$3,493
Insulet Corp.* (Health Care Equipment & Supplies)	168	8,452
Insys Therapeutics, Inc.* (Biotechnology)	120	1,375
Integer Holdings Corp.* (Health Care Equipment & Supplies)	96	4,397
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	168	8,343
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	384	10,038
Intelsat S.A.* (Diversified Telecommunication Services)	312	989
InterDigital, Inc. (Communications Equipment)	96	6,994
Interface, Inc. (Commercial Services & Supplies)	192	3,638
Internap Corp.* (Internet Software & Services)	432	1,642
International Bancshares Corp. (Banks)	168	5,947
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	120	2,737
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	96	3,437
Intersect ENT, Inc.* (Pharmaceuticals)	96	2,630
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	168	1,944
Intrepid Potash, Inc.* (Chemicals)	528	1,600
Invacare Corp. (Health Care Equipment & Supplies)	144	2,254
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	336	5,587
Investment Technology Group, Inc. (Capital Markets)	120	2,648
Investors Bancorp, Inc. (Banks)	720	9,562
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	432	2,687
Invitae Corp.* (Biotechnology)	168	1,559
Iovance Biotherapeutics, Inc.* (Biotechnology)	264	1,544
Iridium Communications, Inc.* (Diversified Telecommunication Services)	288	2,866
iRobot Corp.* (Household Durables)	72	7,596
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	384	6,816
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	240	2,868
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	192	1,208
Itron, Inc.* (Electronic Equipment, Instruments & Components)	96	7,008
IXYS Corp.* (Semiconductors & Semiconductor Equipment)	120	2,088
J.C. Penney Co., Inc.* (Multiline Retail)	960	5,194
j2 Global, Inc. (Internet Software & Services)	120	10,155
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	96	8,906
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	144	2,039
John Bean Technologies Corp. (Machinery)	96	8,870
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	504	756
K12, Inc.* (Diversified Consumer Services)	120	2,125
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	144	3,504
Kaman Corp. - Class A (Trading Companies & Distributors)	72	3,681
KapStone Paper & Packaging Corp. (Paper & Forest Products)	264	6,035
Karyopharm Therapeutics, Inc.* (Biotechnology)	168	1,418
KB Home (Household Durables)	240	5,501
KBR, Inc. (Construction & Engineering)	432	6,445
Keane Group, Inc.* (Energy Equipment & Services)	120	1,840
Kearny Financial Corp. (Thrifts & Mortgage Finance)	264	3,854
Kelly Services, Inc. - Class A (Professional Services)	120	2,672
KEMET Corp.* (Electronic Equipment, Instruments & Components)	168	2,831
Kemper Corp. (Insurance)	120	4,710
Kennametal, Inc. (Machinery)	216	7,970
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	264	5,306
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	312	2,187
Kforce, Inc. (Professional Services)	96	1,795
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	120	2,334
Kimball International, Inc. - Class B (Commercial Services & Supplies)	144	2,400
Kindred Healthcare, Inc. (Health Care Providers & Services)	288	2,578
Kite Pharma, Inc.* (Biotechnology)	144	15,611
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	240	4,927
Klondex Mines, Ltd.* (Metals & Mining)	648	2,067
KLX, Inc.* (Aerospace & Defense)	144	7,477
Knight Transportation, Inc. (Road & Rail)	216	7,700
Knoll, Inc. (Commercial Services & Supplies)	168	3,252
Knowles Corp.* (Electronic Equipment, Instruments & Components)	264	4,000
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	360	1,368
Korn/Ferry International (Professional Services)	144	4,817
Kraton Performance Polymers, Inc.* (Chemicals)	96	3,571
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	240	2,641
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	264	3,936
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	240	3,158
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	552	1,259

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Lakeland Bancorp, Inc. (Banks)	144	$2,786
Lakeland Financial Corp. (Banks)	72	3,312
Landec Corp.* (Food Products)	120	1,476
Lannett Co., Inc.* (Pharmaceuticals)	120	2,442
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	120	2,214
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	312	9,216
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	432	3,007
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	144	2,451
La-Z-Boy, Inc. (Household Durables)	144	4,867
LCI Industries (Auto Components)	72	7,686
LegacyTexas Financial Group, Inc. (Banks)	144	5,576
LendingClub Corp.* (Consumer Finance)	936	4,746
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	144	2,347
Lexington Realty Trust (Equity Real Estate Investment Trusts)	624	6,352
Liberty Braves Group* - Class C (Media)	120	3,028
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	240	2,820
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	264	1,196
Limelight Networks, Inc.* (Internet Software & Services)	432	1,477
Liquidity Services, Inc.* (Internet Software & Services)	168	1,142
Lithia Motors, Inc. - Class A (Specialty Retail)	72	7,434
LivaNova PLC* (Health Care Equipment & Supplies)	144	8,775
LivePerson, Inc.* (Internet Software & Services)	192	2,602
Louisiana-Pacific Corp.* (Paper & Forest Products)	408	10,245
LSC Communications, Inc. (Commercial Services & Supplies)	120	2,566
LSI Industries, Inc. (Electrical Equipment)	144	1,205
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	120	6,197
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	96	2,372
Lumentum Holdings, Inc.* (Communications Equipment)	168	10,516
Luminex Corp. (Life Sciences Tools & Services)	144	2,942
M.D.C. Holdings, Inc. (Household Durables)	120	4,115
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	120	7,266
M/I Homes, Inc.* (Household Durables)	96	2,490
Macatawa Bank Corp. (Banks)	144	1,390
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	264	6,927
MacroGenics, Inc.* (Biotechnology)	120	1,982
Magellan Health, Inc.* (Health Care Providers & Services)	72	5,368
Maiden Holdings, Ltd. (Insurance)	240	2,664
MainSource Financial Group, Inc. (Banks)	96	3,354
ManTech International Corp. - Class A (IT Services)	96	3,813
MarineMax, Inc.* (Specialty Retail)	96	1,435
Marten Transport, Ltd. (Road & Rail)	168	2,680
Masimo Corp.* (Health Care Equipment & Supplies)	120	11,351
Masonite International Corp.* (Building Products)	96	7,453
MasTec, Inc.* (Construction & Engineering)	192	8,871
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	264	6,405
Matinas BioPharma Holdings, Inc.* (Biotechnology)	432	484
Matrix Service Co.* (Energy Equipment & Services)	144	1,490
Matson, Inc. (Marine)	144	4,060
Matthews International Corp. - Class A (Commercial Services & Supplies)	96	6,293
MAXIMUS, Inc. (IT Services)	168	10,141
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	192	5,030
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	216	1,264
MB Financial, Inc. (Banks)	216	8,834
MBIA, Inc.* (Insurance)	408	4,149
McDermott International, Inc.* (Energy Equipment & Services)	840	5,687
McGrath RentCorp (Commercial Services & Supplies)	72	2,558
MDC Partners, Inc. - Class A (Media)	240	2,376
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	144	1,735
MediciNova, Inc.* (Biotechnology)	216	1,125
Medidata Solutions, Inc.* (Health Care Technology)	144	11,060
Mercury Systems, Inc.* (Aerospace & Defense)	144	6,323
Meredith Corp. (Media)	120	7,134
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	168	2,965
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	144	1,951
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	144	5,904
Meritage Homes Corp.* (Household Durables)	120	4,890
Meritor, Inc.* (Machinery)	264	4,562
Merrimack Pharmaceuticals, Inc. (Biotechnology)	864	1,149
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	120	4,770
MGE Energy, Inc. (Electric Utilities)	96	6,389
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,032	12,042
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	576	1,308
Milacron Holdings Corp.* (Machinery)	144	2,589

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
MiMedx Group, Inc.* (Biotechnology)	312	$4,668
Mindbody, Inc.* (Internet Software & Services)	120	3,114
Minerals Technologies, Inc. (Chemicals)	96	6,797
Minerva Neurosciences, Inc.* (Biotechnology)	144	958
Mitek System, Inc.* (Software)	168	1,596
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	144	12,046
Mobile Mini, Inc. (Commercial Services & Supplies)	144	4,435
MobileIron, Inc.* (Software)	264	1,195
Model N, Inc.* (Software)	120	1,584
Modine Manufacturing Co.* (Auto Components)	168	2,730
Moelis & Co. (Capital Markets)	72	2,945
Molina Healthcare, Inc.* (Health Care Providers & Services)	120	8,016
Momenta Pharmaceuticals, Inc.* (Biotechnology)	240	3,972
MoneyGram International, Inc.* (IT Services)	120	1,958
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	216	3,329
Monogram Residential Trust, Inc. (Equity Real Estate Investment Trusts)	504	6,028
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	120	12,279
Monotype Imaging Holdings, Inc. (Software)	144	2,714
Monro Muffler Brake, Inc. (Specialty Retail)	96	4,474
Moog, Inc.* - Class A (Aerospace & Defense)	96	7,135
MRC Global, Inc.* (Trading Companies & Distributors)	264	4,314
MSA Safety, Inc. (Commercial Services & Supplies)	96	7,695
MSG Networks, Inc.* - Class A (Media)	192	4,109
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	168	3,125
Mueller Industries, Inc. (Machinery)	168	5,292
Mueller Water Products, Inc. - Class A (Machinery)	456	5,290
Myriad Genetics, Inc.* (Biotechnology)	192	4,660
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	96	2,558
Nantkwest, Inc.* (Biotechnology)	216	1,395
Natera, Inc.* (Biotechnology)	144	1,162
National Bank Holdings Corp. (Banks)	96	3,276
National CineMedia, Inc. (Media)	264	1,888
National General Holdings Corp. (Insurance)	168	3,563
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	120	9,270
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	144	3,306
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	120	2,140
Natus Medical, Inc.* (Health Care Equipment & Supplies)	96	3,379
Nautilus, Inc.* (Leisure Products)	120	2,112
Navigant Consulting, Inc.* (Professional Services)	168	2,844
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	696	981
Navios Maritime Holdings, Inc.* (Marine)	816	1,004
Navistar International Corp.* (Machinery)	144	4,431
NBT Bancorp, Inc. (Banks)	120	4,337
NCI Building Systems, Inc.* (Building Products)	144	2,592
Nektar Therapeutics* (Pharmaceuticals)	432	9,431
Neogen Corp.* (Health Care Equipment & Supplies)	96	6,324
NeoGenomics, Inc.* (Life Sciences Tools & Services)	240	2,268
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	168	1,356
NETGEAR, Inc.* (Communications Equipment)	96	4,598
NetScout Systems, Inc.* (Communications Equipment)	240	8,280
NeuStar, Inc.* - Class A (IT Services)	168	5,611
Nevro Corp.* (Health Care Equipment & Supplies)	72	6,196
New Jersey Resources Corp. (Gas Utilities)	240	10,116
New Media Investment Group, Inc. (Media)	192	2,676
New Relic, Inc.* (Internet Software & Services)	96	4,508
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	288	2,992
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	408	2,579
Newpark Resources, Inc.* (Energy Equipment & Services)	312	2,605
NewStar Financial, Inc. (Diversified Financial Services)	144	1,575
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	144	1,200
Nexstar Broadcasting Group, Inc. - Class A (Media)	120	7,849
NIC, Inc. (Internet Software & Services)	192	3,120
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	216	2,549
NN, Inc. (Machinery)	96	2,659
Noble Corp. PLC* (Energy Equipment & Services)	816	3,264
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	384	2,258
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	144	2,418
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	192	2,479
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	288	4,637
Northwest Natural Gas Co. (Gas Utilities)	96	6,058
NorthWestern Corp. (Multi-Utilities)	144	8,322
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	96	3,542
Novavax, Inc.* (Biotechnology)	1,416	1,473

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Novocure, Ltd.* (Health Care Equipment & Supplies)	192	$3,955
NOW, Inc.* (Trading Companies & Distributors)	312	4,970
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	120	2,188
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	216	4,018
Nutanix, Inc.* (Internet Software & Services)	120	2,549
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	96	5,352
NuVasive, Inc.* (Health Care Equipment & Supplies)	144	9,474
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	192	4,522
Nymox Pharmaceutical Corp.* (Biotechnology)	264	993
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	672	5,228
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	96	2,600
Oclaro, Inc.* (Communications Equipment)	504	4,929
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	528	1,515
Office Depot, Inc. (Specialty Retail)	1,440	8,453
OFG Bancorp (Banks)	192	1,930
Oil States International, Inc.* (Energy Equipment & Services)	168	4,175
Old National Bancorp (Banks)	384	6,259
Old Second Bancorp, Inc. (Banks)	144	1,706
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	144	6,437
OM Asset Management PLC (Capital Markets)	192	2,893
Omeros Corp.* (Pharmaceuticals)	144	3,018
Omnicell, Inc.* (Health Care Technology)	120	5,952
OMNOVA Solutions, Inc.* (Chemicals)	192	1,805
On Assignment, Inc.* (Professional Services)	144	7,093
On Deck Capital, Inc.* (Diversified Financial Services)	288	1,238
ONE Gas, Inc. (Gas Utilities)	144	10,480
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	192	3,368
ORBCOMM, Inc.* (Diversified Telecommunication Services)	240	2,786
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	168	1,601
Organovo Holdings, Inc.* (Biotechnology)	528	1,236
Orion Marine Group, Inc.* (Construction & Engineering)	168	1,179
Oritani Financial Corp. (Thrifts & Mortgage Finance)	144	2,390
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	120	7,115
Otonomy, Inc.* (Biotechnology)	120	2,256
Otter Tail Corp. (Electric Utilities)	120	4,854
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	384	1,183
Owens & Minor, Inc. (Health Care Providers & Services)	168	5,415
P.H. Glatfelter Co. (Paper & Forest Products)	144	2,948
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	432	1,408
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	216	1,350
Pacific Premier Bancorp, Inc.* (Banks)	120	4,308
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	120	4,740
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	72	5,136
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	120	2,149
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	96	1,867
PAREXEL International Corp.* (Life Sciences Tools & Services)	144	12,603
Park Sterling Corp. (Banks)	192	2,231
Parker Drilling Co.* (Energy Equipment & Services)	864	1,037
Parkway, Inc. (Equity Real Estate Investment Trusts)	144	3,313
Party City Holdco, Inc.* (Specialty Retail)	120	1,674
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	216	5,422
Paycom Software, Inc.* (Software)	144	10,093
Paylocity Holding Corp.* (Software)	72	3,274
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	192	9,056
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	120	1,926
PDL BioPharma, Inc.* (Biotechnology)	720	1,634
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	144	4,038
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	192	6,465
Pegasystems, Inc. (Software)	96	5,803
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	240	4,838
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	240	2,854
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	216	3,802
Penumbra, Inc.* (Health Care Equipment & Supplies)	96	7,838
Perficient, Inc.* (IT Services)	120	2,256
Performance Food Group Co.* (Food & Staples Retailing)	216	6,221
PGT, Inc.* (Building Products)	192	2,496
PharMerica Corp.* (Health Care Providers & Services)	96	2,414
PHH Corp.* (Thrifts & Mortgage Finance)	192	2,646
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	240	2,412

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Physicians Realty Trust (Equity Real Estate Investment Trusts)	432	$8,044
Pier 1 Imports, Inc. (Specialty Retail)	336	1,549
Pieris Pharmaceuticals, Inc.* (Biotechnology)	264	1,373
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	168	3,192
Pioneer Energy Services Corp.* (Energy Equipment & Services)	528	1,162
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	216	1,002
Planet Fitness, Inc. (Hotels, Restaurants & Leisure)	240	5,438
Planet Payment, Inc.* (IT Services)	312	1,011
Plantronics, Inc. (Communications Equipment)	96	4,337
Plexus Corp.* (Electronic Equipment, Instruments & Components)	96	5,147
Plug Power, Inc.* (Electrical Equipment)	912	2,061
PNM Resources, Inc. (Electric Utilities)	216	8,608
PolyOne Corp. (Chemicals)	240	8,779
Portland General Electric Co. (Electric Utilities)	240	10,726
Portola Pharmaceuticals, Inc.* (Biotechnology)	144	8,885
Potlatch Corp. (Equity Real Estate Investment Trusts)	120	5,742
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	96	6,782
PRA Group, Inc.* (Consumer Finance)	144	5,645
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	120	8,928
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	120	2,072
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	144	7,723
Primerica, Inc. (Insurance)	120	9,726
Primo Water Corp.* (Beverages)	120	1,489
Primoris Services Corp. (Construction & Engineering)	120	2,990
Progenics Pharmaceuticals, Inc.* (Biotechnology)	288	1,737
Progress Software Corp. (Software)	144	4,609
Proofpoint, Inc.* (Software)	120	10,229
ProPetro Holding Corp.* (Energy Equipment & Services)	120	1,560
PROS Holdings, Inc.* (Software)	96	2,768
Prothena Corp. PLC* (Biotechnology)	120	7,411
Proto Labs, Inc.* (Machinery)	72	5,321
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	192	5,092
PTC Therapeutics, Inc.* (Biotechnology)	120	2,474
Puma Biotechnology, Inc.* (Biotechnology)	72	6,844
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	288	3,476
Q2 Holdings, Inc.* (Internet Software & Services)	96	3,734
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	144	7,700
Quad/Graphics, Inc. (Commercial Services & Supplies)	120	2,695
Quality Care Properties* (Equity Real Estate Investment Trusts)	288	4,844
Quality Systems, Inc.* (Health Care Technology)	168	2,873
Qualys, Inc.* (Software)	96	3,854
Quanex Building Products Corp. (Building Products)	120	2,580
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	168	1,361
Quidel Corp.* (Health Care Equipment & Supplies)	96	3,071
QuinStreet, Inc.* (Internet Software & Services)	288	1,120
Quotient Technology, Inc.* (Internet Software & Services)	264	3,062
Quotient, Ltd.* (Health Care Equipment & Supplies)	168	927
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	240	2,966
R1 RCM, Inc.* (Health Care Providers & Services)	432	1,464
Radian Group, Inc. (Thrifts & Mortgage Finance)	600	10,452
Radiant Logistics, Inc.* (Air Freight & Logistics)	240	1,039
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	288	703
Radius Health, Inc.* (Biotechnology)	120	5,284
RadNet, Inc.* (Health Care Providers & Services)	192	1,478
RAIT Financial Trust (Equity Real Estate Investment Trusts)	552	1,104
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	336	4,331
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	264	3,720
Raven Industries, Inc. (Industrial Conglomerates)	120	4,128
Rayonier Advanced Materials, Inc. (Chemicals)	144	2,147
RealNetworks, Inc.* (Internet Software & Services)	216	940
RealPage, Inc.* (Software)	168	6,510
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	216	5,162
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	240	4,145
Regenxbio, Inc.* (Biotechnology)	120	2,160
Regis Corp.* (Diversified Consumer Services)	168	1,769
Renasant Corp. (Banks)	120	5,087
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	168	2,100
Rent-A-Center, Inc. (Specialty Retail)	168	2,221
Repligen Corp.* (Biotechnology)	96	3,866
Republic First Bancorp, Inc.* (Banks)	192	1,709
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	144	1,476

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Resources Connection, Inc. (Professional Services)	120	$1,602
Restoration Hardware, Inc.* (Specialty Retail)	96	6,252
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	312	6,327
Retrophin, Inc.* (Biotechnology)	144	2,915
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	192	5,476
Rexnord Corp.* (Machinery)	288	6,670
Rigel Pharmaceuticals, Inc.* (Biotechnology)	600	1,422
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	168	2,194
RingCentral, Inc.* - Class A (Software)	192	6,682
RLI Corp. (Insurance)	120	6,967
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	360	7,618
Roadrunner Transportation Systems, Inc.* (Road & Rail)	192	1,340
Rocket Fuel, Inc.* (Internet Software & Services)	360	936
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	216	1,540
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	360	4,201
RPX Corp.* (Professional Services)	168	2,297
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	288	1,642
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	456	921
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	120	2,970
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	96	4,140
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	120	2,400
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	120	7,511
S&T Bancorp, Inc. (Banks)	120	4,546
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	192	4,454
Safe Bulkers, Inc.* (Marine)	432	1,115
Sage Therapeutics, Inc.* (Biotechnology)	96	7,656
Saia, Inc.* (Road & Rail)	72	3,913
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	288	1,624
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	120	2,317
Sandy Spring Bancorp, Inc. (Banks)	72	2,883
Sangamo BioSciences, Inc.* (Biotechnology)	288	2,477
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	216	7,744
Sarepta Therapeutics, Inc.* (Biotechnology)	168	6,481
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	72	2,851
Schneider National, Inc. - Class B (Road & Rail)	120	2,594
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	96	2,477
Scholastic Corp. (Media)	96	3,977
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	96	3,688
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	192	2,102
Science Applications International Corp. (IT Services)	120	8,449
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	168	6,224
Scorpio Bulkers, Inc.* (Marine)	264	1,901
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	624	2,315
Seacoast Banking Corp. of Florida* (Banks)	144	3,365
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	216	3,322
Select Comfort Corp.* (Specialty Retail)	120	4,057
Select Income REIT (Equity Real Estate Investment Trusts)	192	4,506
Select Medical Holdings Corp.* (Health Care Providers & Services)	336	5,443
Selective Insurance Group, Inc. (Insurance)	168	8,509
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	192	5,194
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	192	7,603
Sensient Technologies Corp. (Chemicals)	120	8,923
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	288	924
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	72	3,367
ServiceSource International, Inc.* (IT Services)	384	1,459
ServisFirst Bancshares, Inc. (Banks)	144	5,233
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	144	4,428
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	216	2,938
ShoreTel, Inc.* (Communications Equipment)	288	2,146
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	96	4,708
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	216	1,404
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	120	9,012
Silver Spring Networks, Inc.* (Software)	168	1,900
Simmons First National Corp. - Class A (Banks)	96	5,237
Simpson Manufacturing Co., Inc. (Building Products)	120	5,315
Sinclair Broadcast Group, Inc. - Class A (Media)	216	7,788
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	96	5,040
SkyWest, Inc. (Airlines)	144	5,256
Snyder’s-Lance, Inc. (Food Products)	240	8,350
Sonic Automotive, Inc. - Class A (Specialty Retail)	96	1,742
Sonic Corp. (Hotels, Restaurants & Leisure)	120	2,839

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Sonus Networks, Inc.* (Communications Equipment)	216	$1,475
Sotheby’s* - Class A (Diversified Consumer Services)	120	6,791
South Jersey Industries, Inc. (Gas Utilities)	216	7,338
South State Corp. (Banks)	72	6,030
Southside Bancshares, Inc. (Banks)	96	3,334
Southwest Gas Corp. (Gas Utilities)	120	9,612
Spartan Motors, Inc. (Auto Components)	168	1,487
SpartanNash Co. (Food & Staples Retailing)	120	3,329
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	312	2,328
Spire, Inc. (Gas Utilities)	144	10,454
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	216	978
SPX Corp.* (Machinery)	144	3,963
SPX FLOW, Inc.* (Machinery)	120	4,255
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	624	5,310
STAAR Surgical Co.* (Health Care Equipment & Supplies)	192	1,968
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	264	7,205
Starwood Waypoint Homes (Equity Real Estate Investment Trusts)	288	10,068
State Bank Financial Corp. (Banks)	120	3,294
State National Cos., Inc. (Insurance)	120	2,506
Steelcase, Inc. - Class A (Commercial Services & Supplies)	264	3,604
Sterling Bancorp (Banks)	360	8,316
Sterling Construction Co., Inc.* (Construction & Engineering)	144	1,840
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	168	6,888
Stifel Financial Corp.* (Capital Markets)	192	9,763
Stoneridge, Inc.* (Auto Components)	120	1,831
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	168	4,030
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	144	1,562
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	312	5,594
Summit Materials, Inc.* - Class A (Construction Materials)	312	8,873
Sun Hydraulics Corp. (Machinery)	72	2,978
SunCoke Energy, Inc.* (Metals & Mining)	240	2,148
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	240	2,674
Sunrun, Inc.* (Electrical Equipment)	360	2,711
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	624	10,159
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	120	3,222
Superior Energy Services, Inc.* (Energy Equipment & Services)	456	4,907
Superior Industries International, Inc. (Auto Components)	96	1,877
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	144	5,825
SUPERVALU, Inc.* (Food & Staples Retailing)	864	3,093
Swift Transportation Co.* (Road & Rail)	216	5,508
Sykes Enterprises, Inc.* (IT Services)	120	4,080
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	96	5,051
Synchronoss Technologies, Inc.* (Software)	168	2,836
Synergy Pharmaceuticals, Inc.* (Biotechnology)	768	2,980
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	72	8,562
Syntel, Inc. (IT Services)	120	2,339
Tailored Brands, Inc. (Specialty Retail)	192	2,408
Taylor Morrison Home Corp.* - Class A (Household Durables)	192	4,343
Team, Inc.* (Commercial Services & Supplies)	96	1,378
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	96	9,829
Teekay Corp. (Oil, Gas & Consumable Fuels)	264	2,587
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	696	1,253
Teladoc, Inc.* (Health Care Providers & Services)	168	5,510
Telenav, Inc.* (Software)	168	1,260
Teligent, Inc.* (Pharmaceuticals)	192	1,513
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	216	1,976
Tenet Healthcare Corp.* (Health Care Providers & Services)	240	4,164
Tenneco, Inc. (Auto Components)	144	7,963
TerraForm Global, Inc.* - Class A (Independent Power & Renewable Electricity Producers)	384	1,958
Terraform Power, Inc.* (Independent Power & Renewable Electricity Producers)	264	3,538
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	144	4,985
Tesco Corp.* (Energy Equipment & Services)	264	1,214
Tetra Tech, Inc. (Commercial Services & Supplies)	168	7,972
TETRA Technologies, Inc.* (Energy Equipment & Services)	528	1,484
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	192	1,256
Texas Capital Bancshares, Inc.* (Banks)	144	11,283
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	192	9,083
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	120	1,944
TG Therapeutics, Inc.* (Biotechnology)	192	2,208
The Advisory Board Co.* (Professional Services)	120	6,744
The Andersons, Inc. (Food & Staples Retailing)	96	3,307
The Bancorp, Inc.* (Banks)	240	1,860
The Brink’s Co. (Commercial Services & Supplies)	120	9,379
The Buckle, Inc. (Specialty Retail)	120	2,052

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
The Cato Corp. - Class A (Specialty Retail)	96	$1,633
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	120	5,710
The E.W. Scripps Co.* - Class A (Media)	192	3,773
The Ensign Group, Inc. (Health Care Providers & Services)	168	3,758
The Finish Line, Inc. - Class A (Specialty Retail)	144	1,981
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	336	9,862
The Greenbrier Cos., Inc. (Machinery)	96	4,320
The Hackett Group, Inc. (IT Services)	120	1,970
The KEYW Holding Corp.* (Aerospace & Defense)	192	1,695
The Manitowoc Co., Inc.* (Machinery)	456	2,604
The Medicines Co.* (Pharmaceuticals)	192	7,382
The Meet Group, Inc.* (Internet Software & Services)	336	1,687
The New York Times Co. - Class A (Media)	360	6,840
The Rubicon Project, Inc.* (Software)	240	1,128
The Spectranetics Corp.* (Health Care Equipment & Supplies)	144	5,544
The St Joe Co.* (Real Estate Management & Development)	168	3,032
TherapeuticsMD, Inc.* (Pharmaceuticals)	576	3,254
Theravance Biopharma, Inc.* (Pharmaceuticals)	120	3,856
Thermon Group Holdings, Inc.* (Electrical Equipment)	120	2,144
Third Point Reinsurance, Ltd.* (Insurance)	264	3,841
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	168	3,105
Tile Shop Holdings, Inc. (Specialty Retail)	120	1,752
Time, Inc. (Media)	312	4,384
TimkenSteel Corp.* (Metals & Mining)	144	2,288
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	168	1,151
Titan International, Inc. (Machinery)	192	2,448
Tivity Health, Inc.* (Health Care Providers & Services)	120	4,758
TiVo Corp. (Software)	336	6,586
TopBuild Corp.* (Household Durables)	120	6,334
TowneBank (Banks)	168	5,258
Travelport Worldwide, Ltd. (IT Services)	384	5,491
Tredegar Corp. (Chemicals)	120	1,812
Trevena, Inc.* (Biotechnology)	432	1,128
Trex Co., Inc.* (Building Products)	96	7,220
TRI Pointe Group, Inc.* (Household Durables)	456	6,065
TriMas Corp.* (Machinery)	144	3,506
TriNet Group, Inc.* (Professional Services)	120	4,200
Trinseo SA (Chemicals)	120	8,436
Triple-S Management Corp.* (Health Care Providers & Services)	96	1,486
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	144	5,193
Triumph Group, Inc. (Aerospace & Defense)	144	3,686
Tronox, Ltd. - Class A (Chemicals)	216	4,186
TrueBlue, Inc.* (Professional Services)	144	3,679
TrueCar, Inc.* (Internet Software & Services)	192	3,635
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	336	2,789
Trustmark Corp. (Banks)	192	6,136
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	288	5,005
Tutor Perini Corp.* (Construction & Engineering)	120	3,192
Twilio, Inc.* (Internet Software & Services)	192	5,601
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	240	6,990
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	120	2,814
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	576	5,927
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	120	7,958
UMB Financial Corp. (Banks)	120	8,359
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	120	1,985
Umpqua Holdings Corp. (Banks)	600	11,125
Union Bankshares Corp. (Banks)	120	3,707
Unisys Corp.* (IT Services)	192	2,458
Unit Corp.* (Energy Equipment & Services)	168	3,021
United Bankshares, Inc. (Banks)	288	9,936
United Community Banks, Inc. (Banks)	216	5,996
United Community Financial Corp. (Thrifts & Mortgage Finance)	216	1,987
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	168	3,039
United Natural Foods, Inc.* (Food & Staples Retailing)	144	5,548
Universal Corp. (Tobacco)	72	4,604
Universal Insurance Holdings, Inc. (Insurance)	120	2,862
Univest Corp. of Pennsylvania (Banks)	96	2,928
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	864	1,382
Urban Edge Properties (Equity Real Estate Investment Trusts)	288	7,237
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	120	2,513
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	240	1,332
Valhi, Inc. (Chemicals)	288	924
Valley National Bancorp (Banks)	720	8,554
Vanda Pharmaceuticals, Inc.* (Biotechnology)	168	2,612
Varex Imaging Corp.* (Health Care Equipment & Supplies)	120	3,702
VASCO Data Security International, Inc.* (Software)	120	1,620
Vector Group, Ltd. (Tobacco)	264	5,315
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	144	4,435
Veracyte, Inc.* (Biotechnology)	144	1,152
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	336	6,555

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Verint Systems, Inc.* (Software)	168	$6,661
Versartis, Inc.* (Biotechnology)	120	2,220
Verso Corp.* - Class A (Paper & Forest Products)	264	1,262
ViaSat, Inc.* (Communications Equipment)	144	9,517
Viavi Solutions, Inc.* (Communications Equipment)	648	7,109
ViewRay, Inc.* (Health Care Equipment & Supplies)	192	908
VirnetX Holding Corp.* (Software)	264	911
Virtu Financial, Inc. - Class A (Capital Markets)	96	1,589
Virtusa Corp.* (IT Services)	96	3,182
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	384	6,854
Vista Outdoor, Inc.* (Leisure Products)	168	3,879
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	288	1,483
Vocera Communications, Inc.* (Health Care Technology)	96	2,618
Vonage Holdings Corp.* (Diversified Telecommunication Services)	624	4,125
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	576	1,129
Wabash National Corp. (Machinery)	192	3,663
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	240	4,961
WageWorks, Inc.* (Professional Services)	96	6,259
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	96	4,824
Washington Federal, Inc. (Thrifts & Mortgage Finance)	240	8,028
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	576	5,196
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	216	7,221
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	96	1,810
Watts Water Technologies, Inc. - Class A (Machinery)	72	4,637
Web.com Group, Inc.* (Internet Software & Services)	120	2,634
WebMD Health Corp.* (Internet Software & Services)	96	6,360
Weight Watchers International, Inc.* (Diversified Consumer Services)	96	3,439
Werner Enterprises, Inc. (Road & Rail)	144	4,270
WesBanco, Inc. (Banks)	120	4,588
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	216	2,344
West Corp. (Commercial Services & Supplies)	144	3,365
Westamerica Bancorp (Banks)	72	3,940
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	168	1,746
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	144	1,433
WGL Holdings, Inc. (Gas Utilities)	144	12,343
Whitestone REIT (Equity Real Estate Investment Trusts)	144	1,879
Willbros Group, Inc.* (Energy Equipment & Services)	408	832
William Lyon Homes* - Class A (Household Durables)	96	2,171
Windstream Holdings, Inc. (Diversified Telecommunication Services)	648	2,456
Wingstop, Inc.* (Hotels, Restaurants & Leisure)	96	2,881
Winnebago Industries, Inc. (Automobiles)	96	3,533
Wintrust Financial Corp. (Banks)	144	10,845
WisdomTree Investments, Inc. (Capital Markets)	384	4,009
WMIH Corp.* (Insurance)	1,128	1,297
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	264	7,444
Woodward, Inc. (Machinery)	144	10,072
Workiva, Inc.* (Software)	96	1,882
World Wrestling Entertainment, Inc. - Class A (Media)	144	3,047
Worthington Industries, Inc. (Metals & Mining)	144	7,296
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	288	7,566
WSFS Financial Corp. (Thrifts & Mortgage Finance)	96	4,334
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	216	2,097
Xencor, Inc.* (Biotechnology)	144	3,362
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	312	6,340
XO Group, Inc.* (Internet Software & Services)	96	1,755
Xperi Corp. (Semiconductors & Semiconductor Equipment)	144	4,212
Yelp, Inc.* (Internet Software & Services)	216	7,026
YRC Worldwide, Inc.* (Road & Rail)	144	1,914
ZAGG, Inc.* (Household Durables)	144	1,217
Zendesk, Inc.* (Software)	288	8,444
ZIOPHARM Oncology, Inc.* (Biotechnology)	480	2,654
ZixCorp.* (Software)	264	1,407
Zogenix, Inc.* (Pharmaceuticals)	120	1,440
TOTAL COMMON STOCKS (Cost $4,084,059)		5,036,029

Contingent Rights (NM)

Chelsea Therapeutics International, Ltd.*^+(a) (Biotechnology)	4,947	—
Dyax Corp.*^+(b) (Biotechnology)	198	220
TOTAL CONTINGENT RIGHTS (Cost $—)		220

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance^+ (Metals & Mining)	290	$—

TOTAL TRUST (Cost $—)		—

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2017

Repurchase Agreements(c)(d)(82.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%-1.00%, dated 7/31/17, due 8/1/17, total to be received $24,311,649	$24,311,000	$24,311,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,311,000)		24,311,000
TOTAL INVESTMENT SECURITIES (Cost $28,395,059) - 100.0%		29,347,249
Net other assets (liabilities) - NM		7,267
NET ASSETS - 100.0%		$29,354,516

*                                         Non-income producing security.

†                                         Number of shares is less than 0.50.

§                                         Amount is less than $0.50.

^                                          The Advisor has deemed these securities to be illiquid.  As of July 31, 2017, these securities represented less than 0.005% of the net assets of the Fund.

+                                         These securities were fair valued based on procedures approved by the Board of Trustees.  As of July 31, 2017, these securities represented less than 0.005% of the net assets of the Fund.

(a)                                 No explicit expiration date, expiration is subject to contingencies.  Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)                                 Expiration is on or before December 31, 2019; expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(c)                                  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $2,732,000.

ADR                            American Depositary Receipt

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2017

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	11	9/18/17	$783,420	$16,705

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Russell 2000 Index	Goldman Sachs International	8/28/17	1.35%	$18,924,182	$(117,677)
Russell 2000 Index	UBS AG	8/28/17	1.20%	4,548,520	(27,517)
				$23,472,702	$(145,194)

^                                          Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2017

Small-Cap ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$72,738	0.2%
Air Freight & Logistics	19,291	0.1%
Airlines	11,218	NM
Auto Components	59,206	0.2%
Automobiles	3,533	NM
Banks	454,629	1.6%
Beverages	2,649	NM
Biotechnology	317,354	1.2%
Building Products	52,833	0.2%
Capital Markets	58,125	0.2%
Chemicals	102,528	0.3%
Commercial Services & Supplies	131,027	0.4%
Communications Equipment	99,908	0.3%
Construction & Engineering	65,684	0.2%
Construction Materials	8,873	NM
Consumer Finance	31,218	0.1%
Containers & Packaging	4,038	NM
Distributors	5,280	NM
Diversified Consumer Services	40,266	0.1%
Diversified Financial Services	7,691	NM
Diversified Telecommunication Services	34,465	0.1%
Electric Utilities	59,791	0.2%
Electrical Equipment	34,244	0.1%
Electronic Equipment, Instruments & Components	137,590	0.5%
Energy Equipment & Services	82,811	0.3%
Equity Real Estate Investment Trusts	392,272	1.4%
Food & Staples Retailing	21,498	0.1%
Food Products	44,629	0.2%
Gas Utilities	66,402	0.2%
Health Care Equipment & Supplies	186,874	0.7%
Health Care Providers & Services	94,719	0.3%
Health Care Technology	47,960	0.2%
Hotels, Restaurants & Leisure	130,730	0.4%
Household Durables	66,221	0.2%
Household Products	9,259	NM
Independent Power & Renewable Electricity Producers	30,495	0.1%
Industrial Conglomerates	4,128	NM
Insurance	101,772	0.3%
Internet & Direct Marketing Retail	27,400	0.1%
Internet Software & Services	148,475	0.6%
IT Services	116,196	0.4%
Leisure Products	13,130	NM
Life Sciences Tools & Services	49,348	0.2%
Machinery	152,617	0.6%
Marine	10,354	NM
Media	81,626	0.3%
Metals & Mining	67,984	0.2%
Mortgage Real Estate Investment Trusts	56,387	0.2%
Multiline Retail	18,728	0.1%
Multi-Utilities	28,454	0.1%
Oil, Gas & Consumable Fuels	130,224	0.4%
Paper & Forest Products	27,820	0.1%
Pharmaceuticals	109,067	0.4%
Professional Services	57,416	0.2%
Real Estate Management & Development	21,253	0.1%
Road & Rail	45,739	0.2%
Semiconductors & Semiconductor Equipment	188,976	0.7%
Software	200,124	0.8%
Specialty Retail	101,878	0.3%
Technology Hardware, Storage & Peripherals	36,350	0.1%
Textiles, Apparel & Luxury Goods	37,095	0.1%
Thrifts & Mortgage Finance	118,294	0.4%
Tobacco	9,919	NM
Trading Companies & Distributors	69,346	0.2%
Water Utilities	11,536	NM
Wireless Telecommunication Services	6,564	NM
Other**	24,318,267	82.8%
Total	$29,354,516	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (70.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	2,744	$552,010
A.O. Smith Corp. (Building Products)	672	35,986
Abbott Laboratories (Health Care Equipment & Supplies)	7,896	388,325
AbbVie, Inc. (Biotechnology)	7,224	505,030
Accenture PLC - Class A (IT Services)	2,800	360,696
Activision Blizzard, Inc. (Software)	3,136	193,742
Acuity Brands, Inc. (Electrical Equipment)	224	45,394
Adobe Systems, Inc.* (Software)	2,240	328,137
Advance Auto Parts, Inc. (Specialty Retail)	336	37,635
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,528	48,016
Aetna, Inc. (Health Care Providers & Services)	1,512	233,317
Affiliated Managers Group, Inc. (Capital Markets)	280	52,032
Aflac, Inc. (Insurance)	1,792	142,912
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,456	87,054
Air Products & Chemicals, Inc. (Chemicals)	1,008	143,287
Akamai Technologies, Inc.* (Internet Software & Services)	784	36,958
Alaska Air Group, Inc. (Airlines)	560	47,729
Albemarle Corp. (Chemicals)	504	58,363
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	392	47,530
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,008	138,439
Align Technology, Inc.* (Health Care Equipment & Supplies)	336	56,189
Allegion PLC (Building Products)	448	36,396
Allergan PLC (Pharmaceuticals)	1,512	381,523
Alliance Data Systems Corp. (IT Services)	280	67,600
Alliant Energy Corp. (Electric Utilities)	1,064	43,124
Alphabet, Inc.* - Class A (Internet Software & Services)	1,344	1,270,752
Alphabet, Inc.* - Class C (Internet Software & Services)	1,344	1,250,592
Altria Group, Inc. (Tobacco)	8,792	571,216
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,792	1,770,101
Ameren Corp. (Multi-Utilities)	1,120	62,832
American Airlines Group, Inc. (Airlines)	2,240	112,986
American Electric Power Co., Inc. (Electric Utilities)	2,240	158,010
American Express Co. (Consumer Finance)	3,416	291,146
American International Group, Inc. (Insurance)	4,032	263,894
American Tower Corp. (Equity Real Estate Investment Trusts)	1,960	267,207
American Water Works Co., Inc. (Water Utilities)	784	63,582
Ameriprise Financial, Inc. (Capital Markets)	672	97,359
AmerisourceBergen Corp. (Health Care Providers & Services)	728	68,301
AMETEK, Inc. (Electrical Equipment)	1,064	65,521
Amgen, Inc. (Biotechnology)	3,360	586,355
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,400	107,268
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,576	117,646
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,680	132,737
ANSYS, Inc.* (Software)	392	50,784
Anthem, Inc. (Health Care Providers & Services)	1,232	229,411
Aon PLC (Insurance)	1,176	162,488
Apache Corp. (Oil, Gas & Consumable Fuels)	1,736	85,897
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	728	33,160
Apple, Inc. (Technology Hardware, Storage & Peripherals)	23,744	3,531,446
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,872	215,878
Archer-Daniels-Midland Co. (Food Products)	2,576	108,656
Arconic, Inc. (Aerospace & Defense)	2,016	49,977
Arthur J. Gallagher & Co. (Insurance)	840	49,384
Assurant, Inc. (Insurance)	224	23,580
AT&T, Inc. (Diversified Telecommunication Services)	28,000	1,092,000
Autodesk, Inc.* (Software)	896	99,268
Automatic Data Processing, Inc. (IT Services)	2,016	239,723
AutoNation, Inc.* (Specialty Retail)	280	11,866
AutoZone, Inc.* (Specialty Retail)	112	60,460
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	616	118,488
Avery Dennison Corp. (Containers & Packaging)	392	36,429
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	1,960	72,304
Ball Corp. (Containers & Packaging)	1,568	65,699
Bank of America Corp. (Banks)	45,304	1,092,732
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	336	107,722
Baxter International, Inc. (Health Care Equipment & Supplies)	2,240	135,475
BB&T Corp. (Banks)	3,696	174,895
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	1,008	203,011
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	8,624	1,508,941
Best Buy Co., Inc. (Specialty Retail)	1,232	71,875
Biogen, Inc.* (Biotechnology)	952	275,690
BlackRock, Inc. - Class A (Capital Markets)	560	238,857
BorgWarner, Inc. (Auto Components)	896	41,879
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	728	88,022
Boston Scientific Corp.* (Health Care Equipment & Supplies)	6,216	165,470
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,504	426,978
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,848	455,827

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Brown-Forman Corp. - Class B (Beverages)	784	$38,730
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	616	40,410
CA, Inc. (Software)	1,400	43,456
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	2,128	52,923
Campbell Soup Co. (Food Products)	896	47,336
Capital One Financial Corp. (Consumer Finance)	2,184	188,217
Cardinal Health, Inc. (Health Care Providers & Services)	1,456	112,491
CarMax, Inc.* (Specialty Retail)	840	55,650
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,904	127,149
Caterpillar, Inc. (Machinery)	2,688	306,297
CBOE Holdings, Inc. (Capital Markets)	392	37,056
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,344	51,059
CBS Corp. - Class B (Media)	1,680	110,594
Celgene Corp.* (Biotechnology)	3,584	485,309
Centene Corp.* (Health Care Providers & Services)	784	62,265
CenterPoint Energy, Inc. (Multi-Utilities)	1,960	55,252
CenturyLink, Inc. (Diversified Telecommunication Services)	2,520	58,640
Cerner Corp.* (Health Care Technology)	1,344	86,513
CF Industries Holdings, Inc. (Chemicals)	1,064	31,228
Charter Communications, Inc.* - Class A (Media)	1,008	395,045
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	3,472	17,221
Chevron Corp. (Oil, Gas & Consumable Fuels)	8,624	941,655
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	112	38,502
Chubb, Ltd. (Insurance)	2,128	311,667
Church & Dwight Co., Inc. (Household Products)	1,120	59,752
Cigna Corp. (Health Care Providers & Services)	1,176	204,107
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	448	44,365
Cincinnati Financial Corp. (Insurance)	672	51,180
Cintas Corp. (Commercial Services & Supplies)	392	52,861
Cisco Systems, Inc. (Communications Equipment)	22,792	716,809
Citigroup, Inc. (Banks)	12,544	858,637
Citizens Financial Group, Inc. (Banks)	2,296	80,544
Citrix Systems, Inc.* (Software)	672	53,075
CME Group, Inc. (Capital Markets)	1,568	192,268
CMS Energy Corp. (Multi-Utilities)	1,288	59,557
Coach, Inc. (Textiles, Apparel & Luxury Goods)	1,288	60,716
Cognizant Technology Solutions Corp. (IT Services)	2,688	186,332
Colgate-Palmolive Co. (Household Products)	4,032	291,110
Comcast Corp. - Class A (Media)	21,560	872,101
Comerica, Inc. (Banks)	784	56,691
ConAgra Foods, Inc. (Food Products)	1,848	63,276
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	672	87,535
ConocoPhillips (Oil, Gas & Consumable Fuels)	5,656	256,613
Consolidated Edison, Inc. (Multi-Utilities)	1,400	116,004
Constellation Brands, Inc. - Class A (Beverages)	784	151,586
Corning, Inc. (Electronic Equipment, Instruments & Components)	4,200	122,388
Costco Wholesale Corp. (Food & Staples Retailing)	2,016	319,556
Coty, Inc. (Personal Products)	2,128	43,581
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,680	168,974
CSRA, Inc. (IT Services)	672	21,914
CSX Corp. (Road & Rail)	4,200	207,228
Cummins, Inc. (Machinery)	728	122,231
CVS Health Corp. (Food & Staples Retailing)	4,648	371,515
D.R. Horton, Inc. (Household Durables)	1,568	55,962
Danaher Corp. (Health Care Equipment & Supplies)	2,800	228,172
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	560	46,973
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	728	47,160
Deere & Co. (Machinery)	1,344	172,408
Delphi Automotive PLC (Auto Components)	1,232	111,398
Delta Air Lines, Inc. (Airlines)	3,360	165,849
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,064	66,000
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	2,408	80,210
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	728	83,968
Discover Financial Services (Consumer Finance)	1,736	105,792
Discovery Communications, Inc.* - Class A (Media)	728	17,909
Discovery Communications, Inc.* - Class C (Media)	952	22,020
Dish Network Corp.* - Class A (Media)	1,064	68,128
Dollar General Corp. (Multiline Retail)	1,176	88,388
Dollar Tree, Inc.* (Multiline Retail)	1,064	76,693
Dominion Resources, Inc. (Multi-Utilities)	2,856	220,427
Dover Corp. (Machinery)	728	61,152
Dr. Pepper Snapple Group, Inc. (Beverages)	840	76,574
DTE Energy Co. (Multi-Utilities)	840	89,930
Duke Energy Corp. (Electric Utilities)	3,192	271,703
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,624	46,430
DXC Technology Co. (IT Services)	1,288	100,953
E*TRADE Financial Corp.* (Capital Markets)	1,232	50,512

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares		Value
E.I. du Pont de Nemours & Co. (Chemicals)	3,976		$326,867
Eastman Chemical Co. (Chemicals)	672		55,884
Eaton Corp. PLC (Electrical Equipment)	2,016		157,752
eBay, Inc.* (Internet Software & Services)	4,592		164,072
Ecolab, Inc. (Chemicals)	1,176		154,844
Edison International (Electric Utilities)	1,456		114,558
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	952		109,651
Electronic Arts, Inc.* (Software)	1,400		163,436
Eli Lilly & Co. (Pharmaceuticals)	4,424		365,688
Emerson Electric Co. (Electrical Equipment)	2,912		173,584
Entergy Corp. (Electric Utilities)	840		64,445
Envision Healthcare Corp.* (Health Care Providers & Services)	560		31,601
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	2,632		250,408
EQT Corp. (Oil, Gas & Consumable Fuels)	784		49,941
Equifax, Inc. (Professional Services)	560		81,447
Equinix, Inc. (Equity Real Estate Investment Trusts)	336		151,445
Equity Residential (Equity Real Estate Investment Trusts)	1,680		114,341
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	280		73,276
Everest Re Group, Ltd. (Insurance)	168		44,082
Eversource Energy (Electric Utilities)	1,456		88,510
Exelon Corp. (Electric Utilities)	4,200		161,028
Expedia, Inc. (Internet & Direct Marketing Retail)	560		87,623
Expeditors International of Washington, Inc. (Air Freight & Logistics)	840		49,459
Express Scripts Holding Co.* (Health Care Providers & Services)	2,688		168,376
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	560		44,520
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	19,320		1,546,374
F5 Networks, Inc.* (Communications Equipment)	280		33,810
Facebook, Inc.* - Class A (Internet Software & Services)	10,752		1,819,776
Fastenal Co. (Trading Companies & Distributors)	1,344		57,738
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	336		44,564
FedEx Corp. (Air Freight & Logistics)	1,120		232,994
Fidelity National Information Services, Inc. (IT Services)	1,512		137,925
Fifth Third Bancorp (Banks)	3,416		91,207
First Horizon National Corp. (Banks)	—	†	5
FirstEnergy Corp. (Electric Utilities)	2,016		64,331
Fiserv, Inc.* (IT Services)	952		122,332
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	616		22,989
Flowserve Corp. (Machinery)	616		25,336
Fluor Corp. (Construction & Engineering)	616		26,753
FMC Corp. (Chemicals)	616		47,050
Foot Locker, Inc. (Specialty Retail)	616		29,069
Ford Motor Co. (Automobiles)	17,808		199,806
Fortive Corp. (Machinery)	1,400		90,636
Fortune Brands Home & Security, Inc. (Building Products)	728		47,808
Franklin Resources, Inc. (Capital Markets)	1,568		70,215
Freeport-McMoRan, Inc.* (Metals & Mining)	6,048		88,422
Garmin, Ltd. (Household Durables)	504		25,296
Gartner, Inc.* (IT Services)	392		50,301
General Dynamics Corp. (Aerospace & Defense)	1,288		252,873
General Electric Co. (Industrial Conglomerates)	39,648		1,015,385
General Mills, Inc. (Food Products)	2,632		146,497
General Motors Co. (Automobiles)	6,272		225,667
Genuine Parts Co. (Distributors)	672		57,073
GGP, Inc. (Equity Real Estate Investment Trusts)	2,632		59,510
Gilead Sciences, Inc. (Biotechnology)	5,936		451,670
Global Payments, Inc. (IT Services)	672		63,417
H & R Block, Inc. (Diversified Consumer Services)	952		29,036
Halliburton Co. (Energy Equipment & Services)	3,976		168,741
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,680		38,506
Harley-Davidson, Inc. (Automobiles)	784		38,157
Harris Corp. (Communications Equipment)	560		64,103
Hartford Financial Services Group, Inc. (Insurance)	1,680		92,400
Hasbro, Inc. (Leisure Products)	504		53,364
HCA Holdings, Inc.* (Health Care Providers & Services)	1,288		103,478
HCP, Inc. (Equity Real Estate Investment Trusts)	2,128		67,351
Helmerich & Payne, Inc. (Energy Equipment & Services)	504		25,512
Henry Schein, Inc.* (Health Care Providers & Services)	336		61,223
Hess Corp. (Oil, Gas & Consumable Fuels)	1,232		54,873
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	7,560		132,376
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	952		59,529
Hologic, Inc.* (Health Care Equipment & Supplies)	1,288		56,942
Honeywell International, Inc. (Industrial Conglomerates)	3,472		472,609
Hormel Foods Corp. (Food Products)	1,232		42,097
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,360		62,698
HP, Inc. (Technology Hardware, Storage & Peripherals)	7,672		146,535
Humana, Inc. (Health Care Providers & Services)	672		155,366
Huntington Bancshares, Inc. (Banks)	4,928		65,296
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	392		65,252

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
IHS Markit, Ltd.* (Professional Services)	1,456	$67,922
Illinois Tool Works, Inc. (Machinery)	1,400	196,994
Illumina, Inc.* (Life Sciences Tools & Services)	672	116,827
Incyte Corp.* (Biotechnology)	784	104,499
Ingersoll-Rand PLC (Machinery)	1,176	103,347
Intel Corp. (Semiconductors & Semiconductor Equipment)	21,448	760,760
Intercontinental Exchange, Inc. (Capital Markets)	2,688	179,316
International Business Machines Corp. (IT Services)	3,920	567,106
International Flavors & Fragrances, Inc. (Chemicals)	336	44,748
International Paper Co. (Containers & Packaging)	1,904	104,682
Intuit, Inc. (Software)	1,120	153,675
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	168	157,628
Invesco, Ltd. (Capital Markets)	1,848	64,255
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,120	40,802
J.B. Hunt Transport Services, Inc. (Road & Rail)	392	35,558
Jacobs Engineering Group, Inc. (Construction & Engineering)	560	29,523
Johnson & Johnson (Pharmaceuticals)	12,264	1,627,678
Johnson Controls International PLC (Building Products)	4,256	165,770
JPMorgan Chase & Co. (Banks)	16,184	1,485,691
Juniper Networks, Inc. (Communications Equipment)	1,736	48,521
Kansas City Southern Industries, Inc. (Road & Rail)	504	52,008
Kellogg Co. (Food Products)	1,176	79,968
KeyCorp (Banks)	4,984	89,911
Kimberly-Clark Corp. (Household Products)	1,624	200,012
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,960	39,553
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	8,736	178,476
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	728	67,435
Kohl’s Corp. (Multiline Retail)	784	32,418
L Brands, Inc. (Specialty Retail)	1,120	51,957
L3 Technologies, Inc. (Aerospace & Defense)	336	58,790
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	448	71,192
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	728	116,087
Leggett & Platt, Inc. (Household Durables)	616	29,679
Lennar Corp. - Class A (Household Durables)	952	49,923
Leucadia National Corp. (Diversified Financial Services)	1,456	37,900
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	1,344	78,866
Lincoln National Corp. (Insurance)	1,008	73,644
LKQ Corp.* (Distributors)	1,400	48,384
Lockheed Martin Corp. (Aerospace & Defense)	1,120	327,186
Loews Corp. (Insurance)	1,232	59,974
Lowe’s Cos., Inc. (Specialty Retail)	3,920	303,408
LyondellBasell Industries N.V. - Class A (Chemicals)	1,512	136,216
M&T Bank Corp. (Banks)	728	118,773
Macy’s, Inc. (Multiline Retail)	1,400	33,250
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	3,864	47,257
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,352	131,688
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,401	145,919
Marsh & McLennan Cos., Inc. (Insurance)	2,352	183,385
Martin Marietta Materials, Inc. (Construction Materials)	280	63,400
Masco Corp. (Building Products)	1,456	55,517
MasterCard, Inc. - Class A (IT Services)	4,256	543,917
Mattel, Inc. (Leisure Products)	1,568	31,391
McCormick & Co., Inc. (Food Products)	504	48,031
McDonald’s Corp. (Hotels, Restaurants & Leisure)	3,696	573,397
McKesson Corp. (Health Care Providers & Services)	952	154,100
Medtronic PLC (Health Care Equipment & Supplies)	6,216	521,958
Merck & Co., Inc. (Pharmaceuticals)	12,432	794,156
MetLife, Inc. (Insurance)	4,928	271,040
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	112	64,185
MGM Resorts International (Hotels, Restaurants & Leisure)	2,184	71,919
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	728	26,528
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,064	85,163
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,760	133,851
Microsoft Corp. (Software)	35,168	2,556,713
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	504	52,179
Mohawk Industries, Inc.* (Household Durables)	280	69,717
Molson Coors Brewing Co. - Class B (Beverages)	840	74,743
Mondelez International, Inc. - Class A (Food Products)	6,888	303,209
Monsanto Co. (Chemicals)	2,016	235,509
Monster Beverage Corp.* (Beverages)	1,848	97,482
Moody’s Corp. (Capital Markets)	784	103,198
Morgan Stanley (Capital Markets)	6,496	304,663
Motorola Solutions, Inc. (Communications Equipment)	728	66,015
Mylan N.V.* (Pharmaceuticals)	2,072	80,787
National Oilwell Varco, Inc. (Energy Equipment & Services)	1,736	56,785
Navient Corp. (Consumer Finance)	1,288	18,998

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,232	$53,493
Netflix, Inc.* (Internet & Direct Marketing Retail)	1,960	356,054
Newell Rubbermaid, Inc. (Household Durables)	2,184	115,140
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	896	25,742
Newmont Mining Corp. (Metals & Mining)	2,408	89,505
News Corp. - Class A (Media)	1,736	24,842
News Corp. - Class B (Media)	560	8,232
NextEra Energy, Inc. (Electric Utilities)	2,128	310,879
Nielsen Holdings PLC (Professional Services)	1,512	65,031
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	6,048	357,135
NiSource, Inc. (Multi-Utilities)	1,456	37,943
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	2,072	59,902
Nordstrom, Inc. (Multiline Retail)	504	24,479
Norfolk Southern Corp. (Road & Rail)	1,344	151,308
Northern Trust Corp. (Capital Markets)	1,008	88,210
Northrop Grumman Corp. (Aerospace & Defense)	784	206,294
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	1,456	35,847
Nucor Corp. (Metals & Mining)	1,456	83,968
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,688	436,827
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	3,472	215,021
Omnicom Group, Inc. (Media)	1,064	83,779
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,736	98,206
Oracle Corp. (Software)	13,664	682,243
O’Reilly Automotive, Inc.* (Specialty Retail)	392	80,086
PACCAR, Inc. (Machinery)	1,624	111,163
Packaging Corp. of America (Containers & Packaging)	448	49,047
Parker-Hannifin Corp. (Machinery)	616	102,244
Patterson Cos., Inc. (Health Care Providers & Services)	392	16,354
Paychex, Inc. (IT Services)	1,456	84,230
PayPal Holdings, Inc.* (IT Services)	5,096	298,371
Pentair PLC (Machinery)	784	49,447
People’s United Financial, Inc. (Banks)	1,568	27,346
PepsiCo, Inc. (Beverages)	6,496	757,499
PerkinElmer, Inc. (Life Sciences Tools & Services)	504	33,178
Perrigo Co. PLC (Pharmaceuticals)	672	50,346
Pfizer, Inc. (Pharmaceuticals)	27,160	900,626
PG&E Corp. (Electric Utilities)	2,352	159,207
Philip Morris International, Inc. (Tobacco)	7,056	823,506
Phillips 66 (Oil, Gas & Consumable Fuels)	2,016	168,840
Pinnacle West Capital Corp. (Electric Utilities)	504	43,712
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	784	127,870
PNC Financial Services Group, Inc. (Banks)	2,184	281,299
PPG Industries, Inc. (Chemicals)	1,176	123,774
PPL Corp. (Electric Utilities)	3,136	120,203
Praxair, Inc. (Chemicals)	1,288	167,646
Principal Financial Group, Inc. (Insurance)	1,232	82,236
Prologis, Inc. (Equity Real Estate Investment Trusts)	2,408	146,430
Prudential Financial, Inc. (Insurance)	1,960	221,931
Public Service Enterprise Group, Inc. (Multi-Utilities)	2,296	103,251
Public Storage (Equity Real Estate Investment Trusts)	672	138,143
PulteGroup, Inc. (Household Durables)	1,288	31,453
PVH Corp. (Textiles, Apparel & Luxury Goods)	336	40,081
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	560	38,394
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	6,720	357,437
Quanta Services, Inc.* (Construction & Engineering)	672	22,667
Quest Diagnostics, Inc. (Health Care Providers & Services)	616	66,719
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	224	16,946
Range Resources Corp. (Oil, Gas & Consumable Fuels)	840	17,732
Raymond James Financial, Inc. (Capital Markets)	560	46,586
Raytheon Co. (Aerospace & Defense)	1,344	230,859
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,232	70,298
Red Hat, Inc.* (Software)	784	77,514
Regency Centers Corp. (Equity Real Estate Investment Trusts)	672	44,500
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	336	165,184
Regions Financial Corp. (Banks)	5,488	80,125
Republic Services, Inc. - Class A (Commercial Services & Supplies)	1,064	68,330
ResMed, Inc. (Health Care Equipment & Supplies)	672	51,825
Robert Half International, Inc. (Professional Services)	560	25,340
Rockwell Automation, Inc. (Electrical Equipment)	560	92,417
Rockwell Collins, Inc. (Aerospace & Defense)	728	77,554
Roper Technologies, Inc. (Industrial Conglomerates)	448	104,142
Ross Stores, Inc. (Specialty Retail)	1,792	99,133
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	784	88,647
S&P Global, Inc. (Capital Markets)	1,176	180,622
Salesforce.com, Inc.* (Software)	3,024	274,579
SCANA Corp. (Multi-Utilities)	672	43,257
Schlumberger, Ltd. (Energy Equipment & Services)	6,328	434,102
Scripps Networks Interactive, Inc. - Class A (Media)	448	39,160

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,344	$44,298
Sealed Air Corp. (Containers & Packaging)	896	38,985
Sempra Energy (Multi-Utilities)	1,120	126,572
Signet Jewelers, Ltd. (Specialty Retail)	336	20,550
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,400	221,900
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	840	88,091
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	448	46,265
Snap-on, Inc. (Machinery)	280	43,176
Southwest Airlines Co. (Airlines)	2,744	152,319
Stanley Black & Decker, Inc. (Machinery)	672	94,544
Staples, Inc. (Specialty Retail)	2,968	30,125
Starbucks Corp. (Hotels, Restaurants & Leisure)	6,608	356,700
State Street Corp. (Capital Markets)	1,624	151,406
Stericycle, Inc.* (Commercial Services & Supplies)	392	30,215
Stryker Corp. (Health Care Equipment & Supplies)	1,400	205,940
SunTrust Banks, Inc. (Banks)	2,184	125,121
Symantec Corp. (Software)	2,744	85,037
Synchrony Financial (Consumer Finance)	3,528	106,969
Synopsys, Inc.* (Software)	672	51,455
Sysco Corp. (Food & Staples Retailing)	2,240	117,869
T. Rowe Price Group, Inc. (Capital Markets)	1,120	92,646
Target Corp. (Multiline Retail)	2,520	142,809
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,624	130,553
TechnipFMC PLC* (Energy Equipment & Services)	2,128	60,733
Tesoro Corp. (Oil, Gas & Consumable Fuels)	672	66,884
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,536	369,140
Textron, Inc. (Aerospace & Defense)	1,232	60,528
The AES Corp. (Independent Power & Renewable Electricity Producers)	3,024	33,808
The Allstate Corp. (Insurance)	1,680	152,880
The Bank of New York Mellon Corp. (Capital Markets)	4,760	252,423
The Boeing Co. (Aerospace & Defense)	2,576	624,577
The Charles Schwab Corp. (Capital Markets)	5,544	237,838
The Clorox Co. (Household Products)	560	74,754
The Coca-Cola Co. (Beverages)	17,528	803,484
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	224	54,627
The Dow Chemical Co. (Chemicals)	5,096	327,368
The Estee Lauder Cos., Inc. - Class A (Personal Products)	1,008	99,782
The Gap, Inc. (Specialty Retail)	1,008	24,021
The Goldman Sachs Group, Inc. (Capital Markets)	1,680	378,555
The Goodyear Tire & Rubber Co. (Auto Components)	1,120	35,291
The Hershey Co. (Food Products)	616	64,871
The Home Depot, Inc. (Specialty Retail)	5,432	812,627
The Interpublic Group of Cos., Inc. (Media)	1,792	38,725
The JM Smucker Co. - Class A (Food Products)	504	61,438
The Kraft Heinz Co. (Food Products)	2,744	239,990
The Kroger Co. (Food & Staples Retailing)	4,144	101,611
The Macerich Co. (Equity Real Estate Investment Trusts)	560	32,138
The Mosaic Co. (Chemicals)	1,624	39,203
The NASDAQ OMX Group, Inc. (Capital Markets)	504	37,482
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	224	454,384
The Procter & Gamble Co. (Household Products)	11,648	1,057,872
The Progressive Corp. (Insurance)	2,632	124,046
The Sherwin-Williams Co. (Chemicals)	392	132,210
The Southern Co. (Electric Utilities)	4,536	217,410
The TJX Cos., Inc. (Specialty Retail)	2,912	204,743
The Travelers Cos., Inc. (Insurance)	1,288	164,980
The Walt Disney Co. (Media)	6,608	726,417
The Western Union Co. (IT Services)	2,128	42,028
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	3,752	119,239
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,792	314,551
Tiffany & Co. (Specialty Retail)	504	48,137
Time Warner, Inc. (Media)	3,528	361,338
Torchmark Corp. (Insurance)	504	39,801
Total System Services, Inc. (IT Services)	728	46,199
Tractor Supply Co. (Specialty Retail)	560	31,427
TransDigm Group, Inc. (Aerospace & Defense)	224	63,199
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	504	19,666
Twenty-First Century Fox, Inc. - Class A (Media)	4,816	140,146
Twenty-First Century Fox, Inc. - Class B (Media)	2,240	64,266
Tyson Foods, Inc. - Class A (Food Products)	1,288	81,608
U.S. Bancorp (Banks)	7,224	381,283
UDR, Inc. (Equity Real Estate Investment Trusts)	1,232	48,159
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	280	70,339
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	840	16,817
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	840	15,212
Union Pacific Corp. (Road & Rail)	3,696	380,540
United Continental Holdings, Inc.* (Airlines)	1,288	87,172
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	3,136	345,869
United Rentals, Inc.* (Trading Companies & Distributors)	392	46,632

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
United Technologies Corp. (Aerospace & Defense)	3,416	$405,035
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,368	837,825
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	392	43,445
Unum Group (Insurance)	1,064	53,338
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,456	90,549
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	2,016	139,044
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	392	38,071
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,624	109,376
VeriSign, Inc.* (Internet Software & Services)	392	39,659
Verisk Analytics, Inc.* - Class A (Professional Services)	728	63,525
Verizon Communications, Inc. (Diversified Telecommunication Services)	18,592	899,853
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,120	170,038
Viacom, Inc. - Class B (Media)	1,624	56,710
Visa, Inc. - Class A (IT Services)	8,400	836,304
Vornado Realty Trust (Equity Real Estate Investment Trusts)	784	62,210
Vulcan Materials Co. (Construction Materials)	616	75,842
W.W. Grainger, Inc. (Trading Companies & Distributors)	224	37,350
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	3,864	311,709
Wal-Mart Stores, Inc. (Food & Staples Retailing)	6,720	537,532
Waste Management, Inc. (Commercial Services & Supplies)	1,848	138,878
Waters Corp.* (Life Sciences Tools & Services)	392	67,988
WEC Energy Group, Inc. (Multi-Utilities)	1,456	91,684
Wells Fargo & Co. (Banks)	20,496	1,105,554
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,680	123,295
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,344	114,401
WestRock Co. (Containers & Packaging)	1,120	64,310
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	3,416	112,796
Whirlpool Corp. (Household Durables)	336	59,768
Whole Foods Market, Inc. (Food & Staples Retailing)	1,456	60,803
Willis Towers Watson PLC (Insurance)	560	83,373
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	448	46,758
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	336	43,458
Xcel Energy, Inc. (Electric Utilities)	2,296	108,624
Xerox Corp. (Technology Hardware, Storage & Peripherals)	952	29,198
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,120	70,851
XL Group, Ltd. (Insurance)	1,176	52,214
Xylem, Inc. (Machinery)	840	47,653
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,512	114,126
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	896	108,703
Zions Bancorp (Banks)	896	40,607
Zoetis, Inc. (Pharmaceuticals)	2,240	140,045
TOTAL COMMON STOCKS (Cost $62,656,098)		96,227,489

Repurchase Agreements(a)(b)(19.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%-1.00%, dated 7/31/17, due 8/1/17, total to be received $26,024,695	$26,024,000	$26,024,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,024,000)		26,024,000
TOTAL INVESTMENT SECURITIES (Cost $88,680,098) - 90.1%		122,251,489
Net other assets (liabilities) - 9.9%		13,501,834
NET ASSETS - 100.0%		$135,753,323

*                                         Non-income producing security.

†                                         Number of shares is less than 0.50.

(a)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $16,291,000.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2017

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	133	9/18/17	$16,408,875	$243,449

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	8/28/17	1.75%	$63,612,890	$(123,751)
SPDR S&P 500 ETF	Goldman Sachs International	8/28/17	1.50%	20,827,696	(40,109)
				$84,440,586	$(163,860)
S&P 500	UBS AG	8/28/17	1.60%	$51,624,828	$(94,760)
SPDR S&P 500 ETF	UBS AG	8/28/17	1.30%	22,526,611	(27,454)
				$74,151,439	$(122,214)
				$158,592,025	$(286,074)

^                                          Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2017

UltraBull ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$2,356,871	1.7%
Air Freight & Logistics	668,732	0.5%
Airlines	566,055	0.4%
Auto Components	188,568	0.1%
Automobiles	463,630	0.3%
Banks	6,155,716	4.7%
Beverages	2,000,098	1.5%
Biotechnology	2,882,214	2.1%
Building Products	341,477	0.3%
Capital Markets	2,855,499	2.1%
Chemicals	2,024,197	1.5%
Commercial Services & Supplies	290,284	0.2%
Communications Equipment	929,258	0.7%
Construction & Engineering	78,943	0.1%
Construction Materials	139,242	0.1%
Consumer Finance	711,122	0.5%
Containers & Packaging	359,152	0.3%
Distributors	105,457	0.1%
Diversified Consumer Services	29,036	NM
Diversified Financial Services	1,546,841	1.1%
Diversified Telecommunication Services	2,129,359	1.6%
Electric Utilities	1,925,744	1.4%
Electrical Equipment	534,668	0.4%
Electronic Equipment, Instruments & Components	383,198	0.3%
Energy Equipment & Services	818,177	0.6%
Equity Real Estate Investment Trusts	2,759,529	2.0%
Food & Staples Retailing	1,820,595	1.3%
Food Products	1,286,977	0.9%
Health Care Equipment & Supplies	2,720,961	2.0%
Health Care Providers & Services	2,666,731	2.0%
Health Care Technology	86,513	0.1%
Hotels, Restaurants & Leisure	1,713,077	1.3%
Household Durables	436,938	0.3%
Household Products	1,683,500	1.2%
Independent Power & Renewable Electricity Producers	69,655	0.1%
Industrial Conglomerates	2,144,146	1.6%
Insurance	2,704,429	2.0%
Internet & Direct Marketing Retail	2,687,829	2.0%
Internet Software & Services	4,581,809	3.4%
IT Services	3,769,348	2.8%
Leisure Products	84,755	0.1%
Life Sciences Tools & Services	683,783	0.5%
Machinery	1,526,628	1.1%
Media	3,029,413	2.2%
Metals & Mining	261,895	0.2%
Multiline Retail	398,037	0.3%
Multi-Utilities	1,006,709	0.7%
Oil, Gas & Consumable Fuels	4,981,561	3.7%
Personal Products	143,363	0.1%
Pharmaceuticals	4,767,827	3.5%
Professional Services	303,265	0.2%
Real Estate Management & Development	51,059	NM
Road & Rail	826,642	0.6%
Semiconductors & Semiconductor Equipment	3,376,494	2.5%
Software	4,813,114	3.5%
Specialty Retail	2,043,108	1.5%
Technology Hardware, Storage & Peripherals	4,051,747	3.0%
Textiles, Apparel & Luxury Goods	662,490	0.5%
Tobacco	1,394,722	1.0%
Trading Companies & Distributors	141,720	0.1%
Water Utilities	63,582	NM
Other**	39,525,834	29.1%
Total	$135,753,323	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks (32.3%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	840	$8,106
2U, Inc.* (Internet Software & Services)	700	36,225
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,820	30,576
8x8, Inc.* (Software)	1,680	21,336
A. Schulman, Inc. (Chemicals)	560	14,728
A10 Networks, Inc.* (Software)	1,260	8,908
AAON, Inc. (Building Products)	700	23,660
AAR Corp. (Aerospace & Defense)	560	20,944
Aaron’s, Inc. (Specialty Retail)	1,120	51,833
Abeona Therapeutics, Inc.* (Biotechnology)	1,260	10,647
Abercrombie & Fitch Co. - Class A (Specialty Retail)	1,400	13,776
ABM Industries, Inc. (Commercial Services & Supplies)	980	43,728
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	4,480	7,974
Acacia Research Corp.* (Professional Services)	1,820	6,279
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,400	41,636
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	560	14,700
Acceleron Pharma, Inc.* (Biotechnology)	560	18,004
ACCO Brands Corp.* (Commercial Services & Supplies)	1,960	22,834
Accuray, Inc.* (Health Care Equipment & Supplies)	2,240	9,520
Aceto Corp. (Health Care Providers & Services)	700	11,816
Achaogen, Inc.* (Biotechnology)	560	10,646
Achillion Pharmaceuticals, Inc.* (Biotechnology)	2,800	11,480
ACI Worldwide, Inc.* (Software)	1,960	45,413
Acorda Therapeutics, Inc.* (Biotechnology)	840	18,186
Actua Corp.* (Internet Software & Services)	700	9,450
Actuant Corp. - Class A (Machinery)	1,120	27,104
Acxiom Corp.* (IT Services)	1,400	37,758
Adtalem Global Education, Inc. (Diversified Consumer Services)	980	31,850
ADTRAN, Inc. (Communications Equipment)	980	22,981
Aduro Biotech, Inc.* (Biotechnology)	980	12,593
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	560	13,541
Advanced Drainage Systems, Inc. (Building Products)	700	14,385
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	700	50,785
AdvanSix, Inc.* (Chemicals)	560	18,749
Advaxis, Inc.* (Biotechnology)	1,120	7,246
Aegion Corp.* (Construction & Engineering)	700	16,758
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	560	30,408
Aerohive Networks, Inc.* (Communications Equipment)	1,400	6,594
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,260	29,547
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	700	12,887
Agenus, Inc.* (Biotechnology)	2,380	10,567
Agree Realty Corp. (Equity Real Estate Investment Trusts)	420	20,651
Aimmune Therapeutics, Inc.* (Biotechnology)	700	15,064
Air Transport Services Group, Inc.* (Air Freight & Logistics)	980	23,873
Aircastle, Ltd. (Trading Companies & Distributors)	840	19,774
AK Steel Holding Corp.* (Metals & Mining)	5,460	30,904
Akebia Therapeutics, Inc.* (Biotechnology)	840	11,080
Albany International Corp. - Class A (Machinery)	560	29,960
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	560	12,174
Alder Biopharmaceuticals, Inc.* (Biotechnology)	980	10,535
Alexander & Baldwin, Inc. (Real Estate Management & Development)	840	35,221
Allegheny Technologies, Inc. (Metals & Mining)	1,820	34,471
ALLETE, Inc. (Electric Utilities)	840	61,547
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	3,080	37,915
Altisource Residential Corp. (Mortgage Real Estate Investment Trusts)	1,120	14,571
Altra Industrial Motion Corp. (Machinery)	560	24,948
AMAG Pharmaceuticals, Inc.* (Biotechnology)	840	16,506
Ambac Financial Group, Inc.* (Insurance)	980	20,021
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	560	28,028
AMC Entertainment Holdings, Inc. - Class A (Media)	980	19,992
Amedisys, Inc.* (Health Care Providers & Services)	560	26,522
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	700	28,427
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,540	22,700
American Eagle Outfitters, Inc. (Specialty Retail)	2,800	33,152
American Equity Investment Life Holding Co. (Insurance)	1,540	41,241
American Outdoor Brands Corp.* (Leisure Products)	980	20,257
American Software, Inc. - Class A (Software)	840	8,148
American States Water Co. (Water Utilities)	700	34,615
American Vanguard Corp. (Chemicals)	700	12,390
Ameris Bancorp (Banks)	700	32,060
Amicus Therapeutics, Inc.* (Biotechnology)	2,660	34,447
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,960	20,325
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	840	30,996
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	840	14,515

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Amplify Snack Brands, Inc.* (Food Products)	980	$10,251
AmTrust Financial Services, Inc. (Insurance)	1,540	24,640
Anavex Life Sciences Corp.* (Biotechnology)	1,260	5,116
Angie’s List, Inc.* (Internet Software & Services)	980	11,740
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	840	13,650
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	560	44,100
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	3,640	11,430
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	2,100	12,642
Apogee Enterprises, Inc. (Building Products)	560	29,170
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	1,680	30,290
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	700	39,550
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,100	6,573
Aratana Therapeutics, Inc.* (Pharmaceuticals)	1,260	8,505
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	1,680	5,813
ArcBest Corp. (Road & Rail)	560	15,568
Archrock, Inc. (Energy Equipment & Services)	1,400	15,330
Ardelyx, Inc.* (Biotechnology)	1,400	7,280
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	980	7,791
Arena Pharmaceuticals, Inc.* (Biotechnology)	840	19,958
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	700	8,960
Argo Group International Holdings, Ltd. (Insurance)	560	33,572
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	980	12,995
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	700	17,682
Armstrong Flooring, Inc.* (Building Products)	560	9,722
Array BioPharma, Inc.* (Biotechnology)	3,080	23,131
Artisan Partners Asset Management, Inc. (Capital Markets)	840	27,930
Ascena Retail Group, Inc.* (Specialty Retail)	4,340	10,156
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	840	8,702
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	1,820	11,448
Aspen Technology, Inc.* (Software)	1,260	71,656
Asterias Biotherapeutics, Inc.* (Biotechnology)	1,540	5,467
Astoria Financial Corp. (Thrifts & Mortgage Finance)	1,540	31,077
Atara Biotherapeutics, Inc.* (Biotechnology)	700	10,675
Athersys, Inc.* (Biotechnology)	4,340	6,467
Atkore International Group, Inc.* (Electrical Equipment)	700	14,574
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	3,360	7,728
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	420	24,948
AtriCure, Inc.* (Health Care Equipment & Supplies)	700	16,961
Atwood Oceanics, Inc.* (Energy Equipment & Services)	1,540	12,104
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	1,400	7,210
Avis Budget Group, Inc.* (Road & Rail)	1,260	38,783
Avista Corp. (Multi-Utilities)	1,120	58,923
AVX Corp. (Electronic Equipment, Instruments & Components)	980	17,513
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	560	12,432
AxoGen, Inc.* (Health Care Equipment & Supplies)	700	11,060
Axon Enterprise, Inc.* (Aerospace & Defense)	980	24,098
Axovant Sciences, Ltd.* (Biotechnology)	700	16,044
Axt, Inc.* (Semiconductors & Semiconductor Equipment)	1,260	11,025
AZZ, Inc. (Electrical Equipment)	420	21,294
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	1,120	31,214
B&G Foods, Inc. - Class A (Food Products)	1,120	40,600
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	1,120	11,760
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	560	25,340
Balchem Corp. (Chemicals)	560	43,456
Banc of California, Inc. (Banks)	840	17,262
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	560	14,734
BancorpSouth, Inc. (Banks)	1,400	42,070
Bank Mutual Corp. (Thrifts & Mortgage Finance)	1,120	11,144
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	980	33,408
Bankrate, Inc.* (Internet Software & Services)	1,120	15,568
Banner Corp. (Banks)	560	32,351
Barnes & Noble Education, Inc.* (Specialty Retail)	980	7,085
Barnes & Noble, Inc. (Specialty Retail)	1,540	12,551
Barnes Group, Inc. (Machinery)	840	50,551
Barracuda Networks, Inc.* (Software)	560	12,583
Bazaarvoice, Inc.* (Internet Software & Services)	2,100	9,870
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	980	45,011
Beazer Homes USA, Inc.* (Household Durables)	840	11,138
Belden, Inc. (Electronic Equipment, Instruments & Components)	700	50,358

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Bellicum Pharmaceutials, Inc.* (Biotechnology)	840	$8,887
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	1,680	21,924
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	840	28,266
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	1,260	19,656
Berkshire Hills Bancorp, Inc. (Banks)	700	26,005
Big Lots, Inc. (Multiline Retail)	700	34,769
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	2,240	7,571
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	1,960	10,016
BioScrip, Inc.* (Health Care Providers & Services)	3,500	10,115
Biostage, Inc.* (Biotechnology)	1	—	§
BioTelemetry, Inc.* (Health Care Providers & Services)	560	19,152
BioTime, Inc.* (Biotechnology)	2,380	6,426
Black Hills Corp. (Multi-Utilities)	840	58,514
Blackbaud, Inc. (Software)	700	64,638
Blackhawk Network Holdings, Inc.* (IT Services)	980	42,777
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,680	29,282
Blucora, Inc.* (Internet Software & Services)	840	18,816
Blue Hills Bancorp, Inc. (Banks)	560	10,612
Bluebird Bio, Inc.* (Biotechnology)	700	65,975
Blueprint Medicines Corp.* (Biotechnology)	700	36,631
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	1,120	24,640
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	840	12,457
Boise Cascade Co.* (Paper & Forest Products)	700	21,245
Boston Private Financial Holdings, Inc. (Banks)	1,540	23,639
Bottomline Technologies, Inc.* (Software)	700	19,936
Box, Inc.* - Class A (Internet Software & Services)	1,400	26,390
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,400	35,084
Brady Corp. - Class A (Commercial Services & Supplies)	840	27,888
Briggs & Stratton Corp. (Machinery)	840	19,673
Brightcove, Inc.* (Internet Software & Services)	1,120	7,504
Brinker International, Inc. (Hotels, Restaurants & Leisure)	840	29,795
Bristow Group, Inc. (Energy Equipment & Services)	1,120	8,254
BroadSoft, Inc.* (Software)	560	24,668
Brookline Bancorp, Inc. (Banks)	1,400	20,790
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,260	30,946
Builders FirstSource, Inc.* (Building Products)	1,680	26,326
C&J Energy Services, Inc.* (Energy Equipment & Services)	840	27,166
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	420	31,143
CACI International, Inc.* - Class A (IT Services)	420	52,542
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	980	19,012
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,260	15,561
CalAmp Corp.* (Communications Equipment)	700	13,370
Caleres, Inc. (Specialty Retail)	840	22,915
Calgon Carbon Corp. (Chemicals)	980	15,680
California Resources Corp.* (Oil, Gas & Consumable Fuels)	980	7,958
California Water Service Group (Water Utilities)	840	32,676
Calithera Biosciences, Inc.* (Biotechnology)	840	12,852
Calix, Inc.* (Communications Equipment)	1,260	8,631
Callaway Golf Co. (Leisure Products)	1,680	21,386
Callidus Software, Inc.* (Software)	1,120	27,216
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	3,360	38,035
Cal-Maine Foods, Inc.* (Food Products)	560	21,364
Cambrex Corp.* (Life Sciences Tools & Services)	560	34,160
Cantel Medical Corp. (Health Care Equipment & Supplies)	560	41,552
Capital Bank Financial Corp. - Class A (Banks)	560	21,280
Capital Senior Living Corp.* (Health Care Providers & Services)	700	9,660
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,240	31,942
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,820	17,800
Cara Therapeutics, Inc.* (Biotechnology)	700	9,828
Carbonite, Inc.* (Internet Software & Services)	560	13,216
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	560	17,668
Cardtronics PLC* - Class A (IT Services)	840	26,292
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	1,400	33,908
Career Education Corp.* (Diversified Consumer Services)	1,400	11,774
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,260	22,982
Carpenter Technology Corp. (Metals & Mining)	840	33,961
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,120	17,651
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	840	10,248
Cars.com, Inc.* (Internet Software & Services)	1,260	30,618
Cascadian Therapeutics, Inc.* (Biotechnology)	1,820	7,444

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	840	$14,095
Castle Brands, Inc.* (Beverages)	3,780	6,766
Castlight Health, Inc.* - Class B (Health Care Technology)	2,100	9,030
Catalent, Inc.* (Pharmaceuticals)	1,960	68,011
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	2,940	8,644
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	980	11,280
Cathay General Bancorp, Inc. (Banks)	1,260	47,187
CBIZ, Inc.* (Professional Services)	980	14,553
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	3,080	27,073
CECO Environmental Corp. (Commercial Services & Supplies)	840	8,114
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,100	10,878
Celldex Therapeutics, Inc.* (Biotechnology)	3,640	8,336
Cempra, Inc.* (Pharmaceuticals)	1,820	7,280
CenterState Banks, Inc. (Banks)	980	24,490
Central European Media Enterprises, Ltd.* - Class A (Media)	2,240	9,744
Central Garden & Pet Co.* - Class A (Household Products)	700	21,532
Central Pacific Financial Corp. (Banks)	560	17,321
Century Aluminum Co.* (Metals & Mining)	980	16,444
Cerus Corp.* (Health Care Equipment & Supplies)	3,360	7,594
ChannelAdvisor Corp.* (Internet Software & Services)	700	7,350
Chart Industries, Inc.* (Machinery)	560	19,040
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	840	17,371
Chegg, Inc.* (Diversified Consumer Services)	1,540	21,329
Chemical Financial Corp. (Banks)	1,120	53,973
ChemoCentryx, Inc.* (Biotechnology)	980	9,937
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	1,120	28,258
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	1,820	34,107
Chico’s FAS, Inc. (Specialty Retail)	2,380	21,777
Chimerix, Inc.* (Biotechnology)	1,540	7,654
Ciena Corp.* (Communications Equipment)	2,240	57,680
Cimpress N.V.* (Internet Software & Services)	420	37,061
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	840	15,666
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	980	60,211
Citizens, Inc.* (Insurance)	1,260	10,143
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	840	10,676
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	3,780	9,904
Clear Channel Outdoor Holdings, Inc. (Media)	1,680	8,518
Cliffs Natural Resources, Inc.* (Metals & Mining)	5,180	39,990
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,380	8,235
Clovis Oncology, Inc.* (Biotechnology)	700	59,367
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	1,260	21,357
CNO Financial Group, Inc. (Insurance)	2,800	64,064
CoBiz Financial, Inc. (Banks)	840	14,784
Codexis, Inc.* (Chemicals)	1,540	8,316
Coeur Mining, Inc.* (Metals & Mining)	3,220	26,662
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	700	29,226
Coherus Biosciences, Inc.* (Biotechnology)	840	10,962
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	700	12,754
Columbia Banking System, Inc. (Banks)	980	39,043
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	560	33,925
Comfort Systems USA, Inc. (Construction & Engineering)	700	23,310
CommerceHub, Inc.* (Internet Software & Services)	700	12,586
Commercial Metals Co. (Metals & Mining)	1,960	36,456
Commercial Vehicle Group, Inc.* (Machinery)	840	7,375
Community Bank System, Inc. (Banks)	840	46,116
Community Health Systems, Inc.* (Health Care Providers & Services)	1,960	14,014
CommVault Systems, Inc.* (Software)	700	41,685
Compass Minerals International, Inc. (Metals & Mining)	560	38,668
Conatus Pharmaceuticals, Inc.* (Biotechnology)	1,260	6,968
ConforMIS, Inc.* (Health Care Equipment & Supplies)	1,540	7,715
CONMED Corp. (Health Care Equipment & Supplies)	560	28,739
ConnectOne Bancorp, Inc. (Banks)	700	15,750
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	980	17,640
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	980	5,880
Continental Building Products, Inc.* (Building Products)	700	15,400
Control4 Corp.* (Electronic Equipment, Instruments & Components)	560	12,796
Convergys Corp. (IT Services)	1,540	36,914
Cooper Tire & Rubber Co. (Auto Components)	980	35,819
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	1,400	8,330
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,820	22,695
Core-Mark Holding Co., Inc. (Distributors)	840	30,803
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	4,060	6,740
Cornerstone OnDemand, Inc.* (Internet Software & Services)	840	33,860
Costamare, Inc. (Marine)	1,120	7,202
Cotiviti Holdings, Inc.* (Health Care Technology)	560	24,108

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Coupa Software, Inc.* (Internet Software & Services)	560	$17,209
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	6,720	61,757
Covanta Holding Corp. (Commercial Services & Supplies)	2,100	31,710
Cowen Group, Inc.* - Class A (Capital Markets)	700	11,200
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	840	17,304
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,680	43,529
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,680	13,339
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	840	9,878
CryoLife, Inc.* (Health Care Equipment & Supplies)	700	13,125
CSG Systems International, Inc. (IT Services)	560	23,156
CTS Corp. (Electronic Equipment, Instruments & Components)	700	15,400
Cubic Corp. (Aerospace & Defense)	420	20,013
Curis, Inc.* (Biotechnology)	4,200	8,190
Curtiss-Wright Corp. (Aerospace & Defense)	700	67,494
Customers Bancorp, Inc.* (Banks)	560	16,716
CVB Financial Corp. (Banks)	1,680	36,187
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	2,800	23,828
Cytokinetics, Inc.* (Biotechnology)	980	13,769
Cytomx Therapeutics, Inc.* (Biotechnology)	700	9,443
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	980	9,584
Dana Holding Corp. (Auto Components)	2,380	56,453
Darling Ingredients, Inc.* (Food Products)	2,800	45,556
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	700	43,477
Dean Foods Co. (Food Products)	1,540	23,100
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	560	36,322
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	840	10,996
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,120	29,243
Deluxe Corp. (Commercial Services & Supplies)	840	60,647
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	8,680	12,673
Denny’s Corp.* (Hotels, Restaurants & Leisure)	1,400	15,904
Depomed, Inc.* (Pharmaceuticals)	1,260	12,991
Dermira, Inc.* (Pharmaceuticals)	700	19,271
DHI Group, Inc.* (Internet Software & Services)	2,380	5,236
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,240	9,318
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,260	15,649
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	3,360	39,245
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,260	29,484
Digi International, Inc.* (Communications Equipment)	840	8,778
DigitalGlobe, Inc.* (Aerospace & Defense)	1,120	39,088
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	700	14,560
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	700	18,571
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	980	15,553
Donnelley Financial Solutions, Inc.* (Capital Markets)	560	12,992
Dorman Products, Inc.* (Auto Components)	420	32,794
Dril-Quip, Inc.* (Energy Equipment & Services)	700	31,220
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	2,240	6,854
DSW, Inc. - Class A (Specialty Retail)	1,260	22,730
Durect Corp.* (Pharmaceuticals)	5,320	9,204
Dycom Industries, Inc.* (Construction & Engineering)	560	50,736
Dynavax Technologies Corp.* (Biotechnology)	1,260	19,971
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	2,240	20,115
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,260	8,707
Eagle Bancorp, Inc.* (Banks)	560	34,972
Eagle Bulk Shipping, Inc.* (Marine)	1,400	6,062
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	700	13,993
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	560	48,821
Ebix, Inc. (Software)	420	24,255
Echo Global Logistics, Inc.* (Air Freight & Logistics)	700	9,555
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	2,940	8,261
Editas Medicine, Inc.* (Biotechnology)	840	14,213
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,260	47,313
El Paso Electric Co. (Electric Utilities)	700	36,330
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	840	17,136
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	980	8,477
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	840	40,807
Ellie Mae, Inc.* (Software)	560	48,843
EMCOR Group, Inc. (Construction & Engineering)	980	66,150
EMCORE Corp. (Communications Equipment)	840	9,744
Emergent BioSolutions, Inc.* (Biotechnology)	700	25,459
Employers Holdings, Inc. (Insurance)	560	24,276

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Encore Capital Group, Inc.* (Consumer Finance)	420	$16,842
Endologix, Inc.* (Health Care Equipment & Supplies)	2,100	10,269
Endurance International Group Holdings, Inc.* (Internet Software & Services)	1,400	12,950
Energy Recovery, Inc.* (Machinery)	1,120	8,512
Energy XXI Gulf Coast, Inc.* (Oil, Gas & Consumable Fuels)	560	11,082
EnerNOC, Inc.* (Software)	1,120	8,568
EnerSys (Electrical Equipment)	700	50,589
Ennis, Inc. (Commercial Services & Supplies)	560	10,780
Enova International, Inc.* (Consumer Finance)	840	12,180
Ensco PLCADR - Class A (Energy Equipment & Services)	5,320	28,143
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	2,380	62,118
Entercom Communications Corp. - Class A (Media)	840	8,274
Entravision Communications Corp. - Class A (Media)	1,680	10,920
Envestnet, Inc.* (Internet Software & Services)	700	27,335
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	980	10,633
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	1,540	5,205
EPAM Systems, Inc.* (IT Services)	840	72,181
Epizyme, Inc.* (Biotechnology)	980	11,172
Eros International PLC* (Media)	840	8,400
ESCO Technologies, Inc. (Machinery)	420	25,914
Essendant, Inc. (Commercial Services & Supplies)	840	10,483
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	1,260	48,409
Esterline Technologies Corp.* (Aerospace & Defense)	420	40,530
Ethan Allen Interiors, Inc. (Household Durables)	560	17,948
Etsy, Inc.* (Internet & Direct Marketing Retail)	2,100	30,177
Evercore Partners, Inc. - Class A (Capital Markets)	700	55,055
Everi Holdings, Inc.* (IT Services)	1,540	11,488
EVERTEC, Inc. (IT Services)	1,120	19,992
Evolent Health, Inc.* (Health Care Technology)	700	17,290
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	980	8,428
Exact Sciences Corp.* (Biotechnology)	1,820	70,617
ExlService Holdings, Inc.* (IT Services)	560	32,228
Exponent, Inc. (Professional Services)	420	27,384
Express, Inc.* (Specialty Retail)	1,820	11,029
Exterran Corp.* (Energy Equipment & Services)	700	19,383
Extreme Networks, Inc.* (Communications Equipment)	2,100	18,459
EZCORP, Inc.* - Class A (Consumer Finance)	1,260	9,828
Fabrinet* (Electronic Equipment, Instruments & Components)	700	31,507
Fair Isaac Corp. (Software)	560	79,828
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	3,220	9,402
Farmers National Banc Corp. (Banks)	700	9,625
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	980	8,751
Fate Therapeutics, Inc.* (Biotechnology)	1,960	5,664
FCB Financial Holdings, Inc.* - Class A (Banks)	560	26,404
Federal Signal Corp. (Machinery)	1,120	20,720
FelCor Lodging Trust, Inc. (Equity Real Estate Investment Trusts)	2,520	18,598
Ferro Corp.* (Chemicals)	1,540	29,630
FibroGen, Inc.* (Biotechnology)	980	33,467
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	560	9,408
Financial Engines, Inc. (Capital Markets)	980	37,681
Finisar Corp.* (Communications Equipment)	1,820	49,540
First Bancorp (Banks)	560	17,528
First BanCorp.* (Banks)	3,220	18,869
First Busey Corp. (Banks)	560	16,374
First Commonwealth Financial Corp. (Banks)	1,820	23,715
First Financial Bancorp (Banks)	1,120	28,672
First Financial Bankshares, Inc. (Banks)	1,120	48,440
First Foundation, Inc.* (Banks)	700	12,138
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,960	59,819
First Interstate Bancsys (Banks)	560	20,468
First Merchants Corp. (Banks)	700	28,308
First Midwest Bancorp, Inc. (Banks)	1,680	37,313
First of Long Island Corp. (The) (Banks)	560	15,652
First Potomac Realty Trust (Equity Real Estate Investment Trusts)	1,260	14,024
FirstCash, Inc. (Consumer Finance)	840	48,846
Fitbit, Inc.* (Electronic Equipment, Instruments & Components)	3,500	18,060
Five Below, Inc.* (Specialty Retail)	840	40,580
Five Prime Therapeutics, Inc.* (Biotechnology)	560	15,758
Five9, Inc.* (Internet Software & Services)	980	21,619
Flexion Therapeutics, Inc.* (Biotechnology)	700	15,960
Flotek Industries, Inc.* (Chemicals)	1,260	10,609
Fluidigm Corp.* (Life Sciences Tools & Services)	1,540	5,790
Flushing Financial Corp. (Banks)	560	15,977
FNFV Group* (Diversified Financial Services)	1,260	21,735
Forestar Group, Inc.* (Real Estate Management & Development)	840	14,406
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,400	18,340
Fortress Biotech, Inc.* (Biotechnology)	1,540	6,838
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	1,260	16,695

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Forward Air Corp. (Air Freight & Logistics)	560	$29,025
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,120	12,600
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,120	28,426
Fox Factory Holding Corp.* (Auto Components)	700	26,915
Francesca’s Holdings Corp.* (Specialty Retail)	980	9,535
Franklin Electric Co., Inc. (Machinery)	840	33,936
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	1,960	20,717
Frank’s International NV (Energy Equipment & Services)	1,260	10,206
Fred’s, Inc. - Class A (Multiline Retail)	980	6,635
Fresh Del Monte Produce, Inc. (Food Products)	560	28,823
Freshpet, Inc.* (Food Products)	700	11,935
Frontier Communications Corp. (Diversified Telecommunication Services)	1,400	21,434
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	1,960	11,231
FTI Consulting, Inc.* (Professional Services)	700	22,967
Fulton Financial Corp. (Banks)	2,800	51,100
FutureFuel Corp. (Chemicals)	700	10,192
GAIN Capital Holdings, Inc. (Capital Markets)	1,260	8,455
Gannett Co., Inc. (Media)	2,240	20,093
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	840	15,330
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	6,300	5,418
GATX Corp. (Trading Companies & Distributors)	700	43,281
GCP Applied Technologies, Inc.* (Chemicals)	1,260	38,178
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	1,540	8,239
Generac Holdings, Inc.* (Electrical Equipment)	980	35,251
General Cable Corp. (Electrical Equipment)	980	18,914
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	560	23,895
Genesis Healthcare, Inc.* (Health Care Providers & Services)	2,940	4,234
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	980	11,593
Genocea Biosciences, Inc.* (Biotechnology)	1,260	7,169
Gentherm, Inc.* (Auto Components)	700	23,415
Genworth Financial, Inc.* - Class A (Insurance)	8,680	29,772
Geron Corp.* (Biotechnology)	3,780	10,017
Getty Realty Corp. (Equity Real Estate Investment Trusts)	560	14,549
Gibraltar Industries, Inc.* (Building Products)	560	16,716
Gigamon, Inc.* (Software)	700	27,825
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	840	21,865
Glacier Bancorp, Inc. (Banks)	1,260	43,999
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	560	11,917
Glaukos Corp.* (Health Care Equipment & Supplies)	560	22,501
Global Blood Therapeutics, Inc.* (Biotechnology)	700	18,270
Global Eagle Entertainment, Inc.* (Media)	2,240	7,078
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,260	27,720
Globalstar, Inc.* (Diversified Telecommunication Services)	8,680	16,058
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,260	38,745
Glu Mobile, Inc.* (Software)	3,220	8,791
Gms, Inc.* (Trading Companies & Distributors)	420	12,608
GNC Holdings, Inc. - Class A (Specialty Retail)	1,540	14,645
Gogo, Inc.* (Internet Software & Services)	1,260	15,347
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,680	40,002
Gold Resource Corp. (Metals & Mining)	1,820	7,717
GoPro, Inc.* - Class A (Household Durables)	2,100	17,304
Government Properties Income Trust (Equity Real Estate Investment Trusts)	1,260	22,340
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,380	71,925
Grand Canyon Education, Inc.* (Diversified Consumer Services)	700	51,499
Granite Construction, Inc. (Construction & Engineering)	700	34,314
Gray Television, Inc.* (Media)	1,260	18,774
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	1,820	7,189
Great Western Bancorp, Inc. (Banks)	980	38,230
Green Dot Corp.* - Class A (Consumer Finance)	840	33,802
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	700	13,825
Greenhill & Co., Inc. (Capital Markets)	560	10,360
Greenlight Capital Re, Ltd.* - Class A (Insurance)	700	14,980
Greif, Inc. - Class A (Containers & Packaging)	420	23,558
Griffon Corp. (Building Products)	560	11,480
Groupon, Inc.* (Internet & Direct Marketing Retail)	6,440	24,214
GrubHub, Inc.* (Internet Software & Services)	1,400	64,582
GTT Communications, Inc.* (Internet Software & Services)	560	17,108
Guaranty BanCorp (Banks)	560	14,924
GUESS?, Inc. (Specialty Retail)	1,260	16,456
H&E Equipment Services, Inc. (Trading Companies & Distributors)	700	15,799
H.B. Fuller Co. (Chemicals)	840	43,277
Haemonetics Corp.* (Health Care Equipment & Supplies)	840	34,549

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	1,680	$11,021
Halozyme Therapeutics, Inc.* (Biotechnology)	1,960	24,853
Halyard Health, Inc.* (Health Care Equipment & Supplies)	840	33,785
Hancock Holding Co. (Banks)	1,400	64,400
Hanmi Financial Corp. (Banks)	560	16,044
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	980	22,785
Harmonic, Inc.* (Communications Equipment)	1,960	8,036
Harsco Corp.* (Machinery)	1,400	21,630
Hawaiian Holdings, Inc.* (Airlines)	840	34,776
HC2 Holdings, Inc. (Construction & Engineering)	1,260	7,573
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,820	60,606
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,120	58,519
HealthEquity, Inc.* (Health Care Providers & Services)	840	38,531
HealthSouth Corp. (Health Care Providers & Services)	1,400	59,583
HealthStream, Inc.* (Health Care Technology)	560	13,227
Heartland Express, Inc. (Road & Rail)	980	20,707
Heartland Financial USA, Inc. (Banks)	420	19,782
Hecla Mining Co. (Metals & Mining)	6,720	36,355
Helen of Troy, Ltd.* (Household Durables)	420	42,315
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,800	18,312
Herc Holdings, Inc.* (Trading Companies & Distributors)	420	19,060
Heritage Commerce Corp. (Banks)	840	11,668
Heritage Financial Corp. (Banks)	560	15,232
Heritage Insurance Holdings, Inc. (Insurance)	700	8,827
Herman Miller, Inc. (Commercial Services & Supplies)	980	33,002
Heron Therapeutics, Inc.* (Biotechnology)	980	15,533
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	840	15,758
Hertz Global Holdings, Inc.* (Road & Rail)	1,260	17,224
HFF, Inc. - Class A (Real Estate Management & Development)	700	25,704
Hill International, Inc.* (Professional Services)	1,400	7,070
Hillenbrand, Inc. (Machinery)	1,120	40,320
Hilltop Holdings, Inc. (Banks)	1,260	31,538
HMS Holdings Corp.* (Health Care Technology)	1,540	30,923
HNI Corp. (Commercial Services & Supplies)	700	26,425
Home BancShares, Inc. (Banks)	2,100	52,080
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	560	14,700
Hope Bancorp, Inc. (Banks)	2,240	39,491
Horace Mann Educators Corp. (Insurance)	700	25,830
Horizon Global Corp.* (Auto Components)	700	9,758
Horizon Pharma PLC* (Pharmaceuticals)	2,800	33,544
Hortonworks, Inc.* (Internet Software & Services)	980	13,132
Hostess Brands, Inc.* (Food Products)	1,400	21,392
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,820	21,749
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	3,780	8,316
HRG Group, Inc.* (Household Products)	1,960	32,477
HSN, Inc. (Internet & Direct Marketing Retail)	560	22,204
Hub Group, Inc.* - Class A (Air Freight & Logistics)	560	19,068
Hubspot, Inc.* (Software)	560	40,516
Hudson Technologies, Inc.* (Commercial Services & Supplies)	1,120	9,061
Huttig Building Products, Inc.* (Trading Companies & Distributors)	980	6,987
IBERIABANK Corp. (Banks)	840	67,913
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,400	9,338
IDACORP, Inc. (Electric Utilities)	840	72,542
Idera Pharmaceuticals, Inc.* (Biotechnology)	4,200	7,728
Ignyta, Inc.* (Biotechnology)	1,260	11,970
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	980	37,338
ILG, Inc. (Hotels, Restaurants & Leisure)	1,820	48,248
IMAX Corp.* (Media)	980	20,972
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	980	8,369
ImmunoGen, Inc.* (Biotechnology)	2,240	13,306
Immunomedics, Inc.* (Biotechnology)	2,100	17,976
Impax Laboratories, Inc.* (Pharmaceuticals)	1,400	27,090
Imperva, Inc.* (Software)	560	25,228
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	840	46,200
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	1,540	5,960
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,540	15,585
Independent Bank Corp. (Banks)	420	29,967
Infinera Corp.* (Communications Equipment)	2,520	29,560
Information Services Group, Inc.* (IT Services)	1,540	6,206
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	840	18,892
Ingevity Corp.* (Chemicals)	700	40,950
InnerWorkings, Inc.* (Commercial Services & Supplies)	1,120	13,205
Innospec, Inc. (Chemicals)	420	26,208
Innoviva, Inc.* (Pharmaceuticals)	1,540	21,129
Inovalon Holdings, Inc.* (Health Care Technology)	1,260	16,002
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,540	8,562
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	700	26,880
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	700	28,364

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Insmed, Inc.* (Biotechnology)	1,260	$20,374
Insulet Corp.* (Health Care Equipment & Supplies)	980	49,304
Insys Therapeutics, Inc.* (Biotechnology)	700	8,022
Integer Holdings Corp.* (Health Care Equipment & Supplies)	560	25,648
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	980	48,667
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,240	58,554
Intelsat S.A.* (Diversified Telecommunication Services)	1,820	5,769
InterDigital, Inc. (Communications Equipment)	560	40,796
Interface, Inc. (Commercial Services & Supplies)	1,120	21,224
Internap Corp.* (Internet Software & Services)	2,520	9,576
International Bancshares Corp. (Banks)	980	34,692
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	700	15,967
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	560	20,048
Intersect ENT, Inc.* (Pharmaceuticals)	560	15,344
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	980	11,339
Intrepid Potash, Inc.* (Chemicals)	3,080	9,332
Invacare Corp. (Health Care Equipment & Supplies)	840	13,146
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,960	32,595
Investment Technology Group, Inc. (Capital Markets)	700	15,449
Investors Bancorp, Inc. (Banks)	4,200	55,776
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	2,520	15,674
Invitae Corp.* (Biotechnology)	980	9,094
Iovance Biotherapeutics, Inc.* (Biotechnology)	1,540	9,009
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,680	16,716
iRobot Corp.* (Household Durables)	420	44,315
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,240	39,760
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	1,400	16,730
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	1,120	7,045
Itron, Inc.* (Electronic Equipment, Instruments & Components)	560	40,880
IXYS Corp.* (Semiconductors & Semiconductor Equipment)	700	12,180
J.C. Penney Co., Inc.* (Multiline Retail)	5,600	30,296
j2 Global, Inc. (Internet Software & Services)	700	59,241
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	560	51,946
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	840	11,894
John Bean Technologies Corp. (Machinery)	560	51,743
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	2,940	4,410
K12, Inc.* (Diversified Consumer Services)	700	12,397
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	840	20,437
Kaman Corp. - Class A (Trading Companies & Distributors)	420	21,470
KapStone Paper & Packaging Corp. (Paper & Forest Products)	1,540	35,204
Karyopharm Therapeutics, Inc.* (Biotechnology)	980	8,271
KB Home (Household Durables)	1,400	32,088
KBR, Inc. (Construction & Engineering)	2,520	37,598
Keane Group, Inc.* (Energy Equipment & Services)	700	10,731
Kearny Financial Corp. (Thrifts & Mortgage Finance)	1,540	22,484
Kelly Services, Inc. - Class A (Professional Services)	700	15,589
KEMET Corp.* (Electronic Equipment, Instruments & Components)	980	16,513
Kemper Corp. (Insurance)	700	27,475
Kennametal, Inc. (Machinery)	1,260	46,494
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,540	30,954
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	1,820	12,758
Kforce, Inc. (Professional Services)	560	10,472
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	700	13,615
Kimball International, Inc. - Class B (Commercial Services & Supplies)	840	14,003
Kindred Healthcare, Inc. (Health Care Providers & Services)	1,680	15,036
Kite Pharma, Inc.* (Biotechnology)	840	91,065
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,400	28,742
Klondex Mines, Ltd.* (Metals & Mining)	3,780	12,058
KLX, Inc.* (Aerospace & Defense)	840	43,613
Knight Transportation, Inc. (Road & Rail)	1,260	44,919
Knoll, Inc. (Commercial Services & Supplies)	980	18,973
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,540	23,331
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	2,100	7,980
Korn/Ferry International (Professional Services)	840	28,098
Kraton Performance Polymers, Inc.* (Chemicals)	560	20,832
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,400	15,407
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,540	22,961
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	1,400	18,424
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	3,220	7,342

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Lakeland Bancorp, Inc. (Banks)	840	$16,254
Lakeland Financial Corp. (Banks)	420	19,320
Landec Corp.* (Food Products)	700	8,610
Lannett Co., Inc.* (Pharmaceuticals)	700	14,245
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	700	12,915
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,820	53,763
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,520	17,539
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	840	14,297
La-Z-Boy, Inc. (Household Durables)	840	28,392
LCI Industries (Auto Components)	420	44,835
LegacyTexas Financial Group, Inc. (Banks)	840	32,525
LendingClub Corp.* (Consumer Finance)	5,460	27,682
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	840	13,692
Lexington Realty Trust (Equity Real Estate Investment Trusts)	3,640	37,055
Liberty Braves Group* - Class C (Media)	700	17,661
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	1,400	16,450
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,540	6,976
Limelight Networks, Inc.* (Internet Software & Services)	2,520	8,618
Liquidity Services, Inc.* (Internet Software & Services)	980	6,664
Lithia Motors, Inc. - Class A (Specialty Retail)	420	43,365
LivaNova PLC* (Health Care Equipment & Supplies)	840	51,190
LivePerson, Inc.* (Internet Software & Services)	1,120	15,176
Louisiana-Pacific Corp.* (Paper & Forest Products)	2,380	59,762
LSC Communications, Inc. (Commercial Services & Supplies)	700	14,966
LSI Industries, Inc. (Electrical Equipment)	840	7,031
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	700	36,148
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	560	13,838
Lumentum Holdings, Inc.* (Communications Equipment)	980	61,347
Luminex Corp. (Life Sciences Tools & Services)	840	17,161
M.D.C. Holdings, Inc. (Household Durables)	700	24,003
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	700	42,385
M/I Homes, Inc.* (Household Durables)	560	14,526
Macatawa Bank Corp. (Banks)	840	8,106
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,540	40,410
MacroGenics, Inc.* (Biotechnology)	700	11,564
Magellan Health, Inc.* (Health Care Providers & Services)	420	31,311
Maiden Holdings, Ltd. (Insurance)	1,400	15,540
MainSource Financial Group, Inc. (Banks)	560	19,566
ManTech International Corp. - Class A (IT Services)	560	22,243
MarineMax, Inc.* (Specialty Retail)	560	8,372
Marten Transport, Ltd. (Road & Rail)	980	15,631
Masimo Corp.* (Health Care Equipment & Supplies)	700	66,219
Masonite International Corp.* (Building Products)	560	43,483
MasTec, Inc.* (Construction & Engineering)	1,120	51,744
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,540	37,360
Matinas BioPharma Holdings, Inc.* (Biotechnology)	2,520	2,822
Matrix Service Co.* (Energy Equipment & Services)	840	8,694
Matson, Inc. (Marine)	840	23,687
Matthews International Corp. - Class A (Commercial Services & Supplies)	560	36,708
MAXIMUS, Inc. (IT Services)	980	59,153
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,120	29,344
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,260	7,371
MB Financial, Inc. (Banks)	1,260	51,534
MBIA, Inc.* (Insurance)	2,380	24,205
McDermott International, Inc.* (Energy Equipment & Services)	4,900	33,173
McGrath RentCorp (Commercial Services & Supplies)	420	14,923
MDC Partners, Inc. - Class A (Media)	1,400	13,860
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	840	10,122
MediciNova, Inc.* (Biotechnology)	1,260	6,565
Medidata Solutions, Inc.* (Health Care Technology)	840	64,521
Mercury Systems, Inc.* (Aerospace & Defense)	840	36,884
Meredith Corp. (Media)	700	41,615
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	980	17,297
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	840	11,382
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	840	34,440
Meritage Homes Corp.* (Household Durables)	700	28,525
Meritor, Inc.* (Machinery)	1,540	26,611
Merrimack Pharmaceuticals, Inc. (Biotechnology)	5,040	6,703
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	700	27,825
MGE Energy, Inc. (Electric Utilities)	560	37,268
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	6,020	70,254
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	3,360	7,627
Milacron Holdings Corp.* (Machinery)	840	15,103

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
MiMedx Group, Inc.* (Biotechnology)	1,820	$27,227
Mindbody, Inc.* (Internet Software & Services)	700	18,165
Minerals Technologies, Inc. (Chemicals)	560	39,648
Minerva Neurosciences, Inc.* (Biotechnology)	840	5,586
Mitek System, Inc.* (Software)	980	9,310
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	840	70,266
Mobile Mini, Inc. (Commercial Services & Supplies)	840	25,872
MobileIron, Inc.* (Software)	1,540	6,969
Model N, Inc.* (Software)	700	9,240
Modine Manufacturing Co.* (Auto Components)	980	15,925
Moelis & Co. (Capital Markets)	420	17,178
Molina Healthcare, Inc.* (Health Care Providers & Services)	700	46,760
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,400	23,170
MoneyGram International, Inc.* (IT Services)	700	11,424
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	1,260	19,417
Monogram Residential Trust, Inc. (Equity Real Estate Investment Trusts)	2,940	35,162
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	700	71,623
Monotype Imaging Holdings, Inc. (Software)	840	15,834
Monro Muffler Brake, Inc. (Specialty Retail)	560	26,096
Moog, Inc.* - Class A (Aerospace & Defense)	560	41,619
MRC Global, Inc.* (Trading Companies & Distributors)	1,540	25,164
MSA Safety, Inc. (Commercial Services & Supplies)	560	44,890
MSG Networks, Inc.* - Class A (Media)	1,120	23,968
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	980	18,228
Mueller Industries, Inc. (Machinery)	980	30,870
Mueller Water Products, Inc. - Class A (Machinery)	2,660	30,856
Myriad Genetics, Inc.* (Biotechnology)	1,120	27,182
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	560	14,924
Nantkwest, Inc.* (Biotechnology)	1,260	8,140
Natera, Inc.* (Biotechnology)	840	6,779
National Bank Holdings Corp. (Banks)	560	19,113
National CineMedia, Inc. (Media)	1,540	11,011
National General Holdings Corp. (Insurance)	980	20,786
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	700	54,075
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	840	19,286
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	700	12,481
Natus Medical, Inc.* (Health Care Equipment & Supplies)	560	19,712
Nautilus, Inc.* (Leisure Products)	700	12,320
Navigant Consulting, Inc.* (Professional Services)	980	16,591
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	4,060	5,725
Navios Maritime Holdings, Inc.* (Marine)	4,760	5,855
Navistar International Corp.* (Machinery)	840	25,847
NBT Bancorp, Inc. (Banks)	700	25,298
NCI Building Systems, Inc.* (Building Products)	840	15,120
Nektar Therapeutics* (Pharmaceuticals)	2,520	55,012
Neogen Corp.* (Health Care Equipment & Supplies)	560	36,887
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,400	13,230
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	980	7,909
NETGEAR, Inc.* (Communications Equipment)	560	26,824
NetScout Systems, Inc.* (Communications Equipment)	1,400	48,300
NeuStar, Inc.* - Class A (IT Services)	980	32,732
Nevro Corp.* (Health Care Equipment & Supplies)	420	36,145
New Jersey Resources Corp. (Gas Utilities)	1,400	59,010
New Media Investment Group, Inc. (Media)	1,120	15,613
New Relic, Inc.* (Internet Software & Services)	560	26,298
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	1,680	17,455
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,380	15,042
Newpark Resources, Inc.* (Energy Equipment & Services)	1,820	15,197
NewStar Financial, Inc. (Diversified Financial Services)	840	9,190
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	840	6,997
Nexstar Broadcasting Group, Inc. - Class A (Media)	700	45,780
NIC, Inc. (Internet Software & Services)	1,120	18,200
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,260	14,868
NN, Inc. (Machinery)	560	15,512
Noble Corp. PLC* (Energy Equipment & Services)	4,760	19,040
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	2,240	13,171
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	840	14,104
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	1,120	14,459
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,680	27,048
Northwest Natural Gas Co. (Gas Utilities)	560	35,336
NorthWestern Corp. (Multi-Utilities)	840	48,544
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	560	20,664
Novavax, Inc.* (Biotechnology)	8,260	8,590

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Novocure, Ltd.* (Health Care Equipment & Supplies)	1,120	$23,072
NOW, Inc.* (Trading Companies & Distributors)	1,820	28,993
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	700	12,761
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	1,260	23,436
Nutanix, Inc.* (Internet Software & Services)	700	14,872
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	560	31,221
NuVasive, Inc.* (Health Care Equipment & Supplies)	840	55,263
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	1,120	26,376
Nymox Pharmaceutical Corp.* (Biotechnology)	1,540	5,790
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	3,920	30,498
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	560	15,165
Oclaro, Inc.* (Communications Equipment)	2,940	28,753
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	3,080	8,840
Office Depot, Inc. (Specialty Retail)	8,400	49,308
OFG Bancorp (Banks)	1,120	11,256
Oil States International, Inc.* (Energy Equipment & Services)	980	24,353
Old National Bancorp (Banks)	2,240	36,512
Old Second Bancorp, Inc. (Banks)	840	9,954
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	840	37,548
OM Asset Management PLC (Capital Markets)	1,120	16,878
Omeros Corp.* (Pharmaceuticals)	840	17,606
Omnicell, Inc.* (Health Care Technology)	700	34,720
OMNOVA Solutions, Inc.* (Chemicals)	1,120	10,528
On Assignment, Inc.* (Professional Services)	840	41,370
On Deck Capital, Inc.* (Diversified Financial Services)	1,680	7,224
ONE Gas, Inc. (Gas Utilities)	840	61,135
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,120	19,645
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,400	16,254
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	980	9,339
Organovo Holdings, Inc.* (Biotechnology)	3,080	7,207
Orion Marine Group, Inc.* (Construction & Engineering)	980	6,880
Oritani Financial Corp. (Thrifts & Mortgage Finance)	840	13,944
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	700	41,510
Otonomy, Inc.* (Biotechnology)	700	13,160
Otter Tail Corp. (Electric Utilities)	700	28,315
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	2,240	6,899
Owens & Minor, Inc. (Health Care Providers & Services)	980	31,585
P.H. Glatfelter Co. (Paper & Forest Products)	840	17,195
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	2,520	8,215
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	1,260	7,875
Pacific Premier Bancorp, Inc.* (Banks)	700	25,130
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	700	27,650
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	420	29,959
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	700	12,537
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	560	10,892
PAREXEL International Corp.* (Life Sciences Tools & Services)	840	73,518
Park Sterling Corp. (Banks)	1,120	13,014
Parker Drilling Co.* (Energy Equipment & Services)	5,040	6,048
Parkway, Inc. (Equity Real Estate Investment Trusts)	840	19,328
Party City Holdco, Inc.* (Specialty Retail)	700	9,765
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	1,260	31,626
Paycom Software, Inc.* (Software)	840	58,876
Paylocity Holding Corp.* (Software)	420	19,097
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,120	52,820
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	700	11,235
PDL BioPharma, Inc.* (Biotechnology)	4,200	9,534
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	840	23,554
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,120	37,710
Pegasystems, Inc. (Software)	560	33,852
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,400	28,224
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,400	16,646
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	1,260	22,176
Penumbra, Inc.* (Health Care Equipment & Supplies)	560	45,724
Perficient, Inc.* (IT Services)	700	13,160
Performance Food Group Co.* (Food & Staples Retailing)	1,260	36,288
PGT, Inc.* (Building Products)	1,120	14,560
PharMerica Corp.* (Health Care Providers & Services)	560	14,084
PHH Corp.* (Thrifts & Mortgage Finance)	1,120	15,434
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,400	14,070

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,520	$46,922
Pier 1 Imports, Inc. (Specialty Retail)	1,960	9,036
Pieris Pharmaceuticals, Inc.* (Biotechnology)	1,540	8,008
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	980	18,620
Pioneer Energy Services Corp.* (Energy Equipment & Services)	3,080	6,776
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	1,260	5,846
Planet Fitness, Inc. (Hotels, Restaurants & Leisure)	1,400	31,724
Planet Payment, Inc.* (IT Services)	1,820	5,897
Plantronics, Inc. (Communications Equipment)	560	25,301
Plexus Corp.* (Electronic Equipment, Instruments & Components)	560	30,022
Plug Power, Inc.* (Electrical Equipment)	5,320	12,023
PNM Resources, Inc. (Electric Utilities)	1,260	50,211
PolyOne Corp. (Chemicals)	1,400	51,212
Portland General Electric Co. (Electric Utilities)	1,400	62,566
Portola Pharmaceuticals, Inc.* (Biotechnology)	840	51,828
Potlatch Corp. (Equity Real Estate Investment Trusts)	700	33,495
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	560	39,564
PRA Group, Inc.* (Consumer Finance)	840	32,928
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	700	52,080
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	700	12,089
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	840	45,049
Primerica, Inc. (Insurance)	700	56,735
Primo Water Corp.* (Beverages)	700	8,687
Primoris Services Corp. (Construction & Engineering)	700	17,444
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,680	10,130
Progress Software Corp. (Software)	840	26,888
Proofpoint, Inc.* (Software)	700	59,668
ProPetro Holding Corp.* (Energy Equipment & Services)	700	9,100
PROS Holdings, Inc.* (Software)	560	16,145
Prothena Corp. PLC* (Biotechnology)	700	43,232
Proto Labs, Inc.* (Machinery)	420	31,038
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,120	29,702
PTC Therapeutics, Inc.* (Biotechnology)	700	14,434
Puma Biotechnology, Inc.* (Biotechnology)	420	39,921
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	1,680	20,278
Q2 Holdings, Inc.* (Internet Software & Services)	560	21,784
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	840	44,915
Quad/Graphics, Inc. (Commercial Services & Supplies)	700	15,722
Quality Care Properties* (Equity Real Estate Investment Trusts)	1,680	28,258
Quality Systems, Inc.* (Health Care Technology)	980	16,758
Qualys, Inc.* (Software)	560	22,484
Quanex Building Products Corp. (Building Products)	700	15,050
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	980	7,938
Quidel Corp.* (Health Care Equipment & Supplies)	560	17,914
QuinStreet, Inc.* (Internet Software & Services)	1,680	6,535
Quotient Technology, Inc.* (Internet Software & Services)	1,540	17,864
Quotient, Ltd.* (Health Care Equipment & Supplies)	980	5,410
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,400	17,304
R1 RCM, Inc.* (Health Care Providers & Services)	2,520	8,543
Radian Group, Inc. (Thrifts & Mortgage Finance)	3,500	60,970
Radiant Logistics, Inc.* (Air Freight & Logistics)	1,400	6,062
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	1,680	4,099
Radius Health, Inc.* (Biotechnology)	700	30,821
RadNet, Inc.* (Health Care Providers & Services)	1,120	8,624
RAIT Financial Trust (Equity Real Estate Investment Trusts)	3,220	6,440
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,960	25,264
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	1,540	21,699
Raven Industries, Inc. (Industrial Conglomerates)	700	24,080
Rayonier Advanced Materials, Inc. (Chemicals)	840	12,524
RealNetworks, Inc.* (Internet Software & Services)	1,260	5,481
RealPage, Inc.* (Software)	980	37,975
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	1,260	30,114
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,400	24,178
Regenxbio, Inc.* (Biotechnology)	700	12,600
Regis Corp.* (Diversified Consumer Services)	980	10,319
Renasant Corp. (Banks)	700	29,673
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	980	12,250
Rent-A-Center, Inc. (Specialty Retail)	980	12,956
Repligen Corp.* (Biotechnology)	560	22,551
Republic First Bancorp, Inc.* (Banks)	1,120	9,968
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	840	8,610

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Resources Connection, Inc. (Professional Services)	700	$9,345
Restoration Hardware, Inc.* (Specialty Retail)	560	36,473
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,820	36,910
Retrophin, Inc.* (Biotechnology)	840	17,002
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,120	31,942
Rexnord Corp.* (Machinery)	1,680	38,909
Rigel Pharmaceuticals, Inc.* (Biotechnology)	3,500	8,295
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	980	12,799
RingCentral, Inc.* - Class A (Software)	1,120	38,976
RLI Corp. (Insurance)	700	40,642
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	2,100	44,436
Roadrunner Transportation Systems, Inc.* (Road & Rail)	1,120	7,818
Rocket Fuel, Inc.* (Internet Software & Services)	2,100	5,460
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	1,260	8,984
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	2,100	24,507
RPX Corp.* (Professional Services)	980	13,397
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	1,680	9,576
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	2,660	5,373
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	700	17,325
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	560	24,153
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	700	14,000
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	700	43,813
S&T Bancorp, Inc. (Banks)	700	26,516
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,120	25,984
Safe Bulkers, Inc.* (Marine)	2,520	6,502
Sage Therapeutics, Inc.* (Biotechnology)	560	44,660
Saia, Inc.* (Road & Rail)	420	22,827
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	1,680	9,475
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	700	13,517
Sandy Spring Bancorp, Inc. (Banks)	420	16,817
Sangamo BioSciences, Inc.* (Biotechnology)	1,680	14,448
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,260	45,171
Sarepta Therapeutics, Inc.* (Biotechnology)	980	37,808
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	420	16,632
Schneider National, Inc. - Class B (Road & Rail)	700	15,134
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	560	14,448
Scholastic Corp. (Media)	560	23,201
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	560	21,515
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	1,120	12,264
Science Applications International Corp. (IT Services)	700	49,287
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	980	36,309
Scorpio Bulkers, Inc.* (Marine)	1,540	11,088
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	3,640	13,504
Seacoast Banking Corp. of Florida* (Banks)	840	19,631
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	1,260	19,379
Select Comfort Corp.* (Specialty Retail)	700	23,667
Select Income REIT (Equity Real Estate Investment Trusts)	1,120	26,286
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,960	31,752
Selective Insurance Group, Inc. (Insurance)	980	49,637
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	1,120	30,296
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,120	44,352
Sensient Technologies Corp. (Chemicals)	700	52,052
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,680	5,393
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	420	19,643
ServiceSource International, Inc.* (IT Services)	2,240	8,512
ServisFirst Bancshares, Inc. (Banks)	840	30,526
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	840	25,830
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	1,260	17,136
ShoreTel, Inc.* (Communications Equipment)	1,680	12,516
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	560	27,462
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	1,260	8,190
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	700	52,570
Silver Spring Networks, Inc.* (Software)	980	11,084
Simmons First National Corp. - Class A (Banks)	560	30,548
Simpson Manufacturing Co., Inc. (Building Products)	700	31,003
Sinclair Broadcast Group, Inc. - Class A (Media)	1,260	45,423
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	560	29,400
SkyWest, Inc. (Airlines)	840	30,660
Snyder’s-Lance, Inc. (Food Products)	1,400	48,707
Sonic Automotive, Inc. - Class A (Specialty Retail)	560	10,164
Sonic Corp. (Hotels, Restaurants & Leisure)	700	16,562

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Sonus Networks, Inc.* (Communications Equipment)	1,260	$8,606
Sotheby’s* - Class A (Diversified Consumer Services)	700	39,613
South Jersey Industries, Inc. (Gas Utilities)	1,260	42,802
South State Corp. (Banks)	420	35,175
Southside Bancshares, Inc. (Banks)	560	19,449
Southwest Gas Corp. (Gas Utilities)	700	56,070
Spartan Motors, Inc. (Auto Components)	980	8,673
SpartanNash Co. (Food & Staples Retailing)	700	19,418
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,820	13,577
Spire, Inc. (Gas Utilities)	840	60,984
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	1,260	5,708
SPX Corp.* (Machinery)	840	23,117
SPX FLOW, Inc.* (Machinery)	700	24,822
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,640	30,976
STAAR Surgical Co.* (Health Care Equipment & Supplies)	1,120	11,480
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	1,540	42,027
Starwood Waypoint Homes (Equity Real Estate Investment Trusts)	1,680	58,733
State Bank Financial Corp. (Banks)	700	19,215
State National Cos., Inc. (Insurance)	700	14,616
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,540	21,021
Sterling Bancorp (Banks)	2,100	48,510
Sterling Construction Co., Inc.* (Construction & Engineering)	840	10,735
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	980	40,180
Stifel Financial Corp.* (Capital Markets)	1,120	56,951
Stoneridge, Inc.* (Auto Components)	700	10,682
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	980	23,510
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	840	9,114
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,820	32,633
Summit Materials, Inc.* - Class A (Construction Materials)	1,820	51,761
Sun Hydraulics Corp. (Machinery)	420	17,371
SunCoke Energy, Inc.* (Metals & Mining)	1,400	12,530
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,400	15,596
Sunrun, Inc.* (Electrical Equipment)	2,100	15,813
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	3,640	59,259
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	700	18,795
Superior Energy Services, Inc.* (Energy Equipment & Services)	2,660	28,622
Superior Industries International, Inc. (Auto Components)	560	10,948
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	840	33,978
SUPERVALU, Inc.* (Food & Staples Retailing)	5,040	18,043
Swift Transportation Co.* (Road & Rail)	1,260	32,130
Sykes Enterprises, Inc.* (IT Services)	700	23,800
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	560	29,462
Synchronoss Technologies, Inc.* (Software)	980	16,542
Synergy Pharmaceuticals, Inc.* (Biotechnology)	4,480	17,382
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	420	49,946
Syntel, Inc. (IT Services)	700	13,643
Tailored Brands, Inc. (Specialty Retail)	1,120	14,045
Taylor Morrison Home Corp.* - Class A (Household Durables)	1,120	25,334
Team, Inc.* (Commercial Services & Supplies)	560	8,036
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	560	57,344
Teekay Corp. (Oil, Gas & Consumable Fuels)	1,540	15,092
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	4,060	7,308
Teladoc, Inc.* (Health Care Providers & Services)	980	32,144
Telenav, Inc.* (Software)	980	7,350
Teligent, Inc.* (Pharmaceuticals)	1,120	8,826
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,260	11,529
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,400	24,290
Tenneco, Inc. (Auto Components)	840	46,452
TerraForm Global, Inc.* - Class A (Independent Power & Renewable Electricity Producers)	2,240	11,424
Terraform Power, Inc.* (Independent Power & Renewable Electricity Producers)	1,540	20,636
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	840	29,081
Tesco Corp.* (Energy Equipment & Services)	1,540	7,084
Tetra Tech, Inc. (Commercial Services & Supplies)	980	46,501
TETRA Technologies, Inc.* (Energy Equipment & Services)	3,080	8,655
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	1,120	7,325
Texas Capital Bancshares, Inc.* (Banks)	840	65,814
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,120	52,975
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	700	11,340
TG Therapeutics, Inc.* (Biotechnology)	1,120	12,880
The Advisory Board Co.* (Professional Services)	700	39,340
The Andersons, Inc. (Food & Staples Retailing)	560	19,292
The Bancorp, Inc.* (Banks)	1,400	10,850
The Brink’s Co. (Commercial Services & Supplies)	700	54,705
The Buckle, Inc. (Specialty Retail)	700	11,970

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
The Cato Corp. - Class A (Specialty Retail)	560	$9,526
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	700	33,306
The E.W. Scripps Co.* - Class A (Media)	1,120	22,008
The Ensign Group, Inc. (Health Care Providers & Services)	980	21,923
The Finish Line, Inc. - Class A (Specialty Retail)	840	11,558
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,960	57,526
The Greenbrier Cos., Inc. (Machinery)	560	25,200
The Hackett Group, Inc. (IT Services)	700	11,494
The KEYW Holding Corp.* (Aerospace & Defense)	1,120	9,890
The Manitowoc Co., Inc.* (Machinery)	2,660	15,189
The Medicines Co.* (Pharmaceuticals)	1,120	43,064
The Meet Group, Inc.* (Internet Software & Services)	1,960	9,839
The New York Times Co. - Class A (Media)	2,100	39,900
The Rubicon Project, Inc.* (Software)	1,400	6,580
The Spectranetics Corp.* (Health Care Equipment & Supplies)	840	32,340
The St Joe Co.* (Real Estate Management & Development)	980	17,689
TherapeuticsMD, Inc.* (Pharmaceuticals)	3,360	18,984
Theravance Biopharma, Inc.* (Pharmaceuticals)	700	22,491
Thermon Group Holdings, Inc.* (Electrical Equipment)	700	12,509
Third Point Reinsurance, Ltd.* (Insurance)	1,540	22,407
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	980	18,110
Tile Shop Holdings, Inc. (Specialty Retail)	700	10,220
Time, Inc. (Media)	1,820	25,571
TimkenSteel Corp.* (Metals & Mining)	840	13,348
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	980	6,713
Titan International, Inc. (Machinery)	1,120	14,280
Tivity Health, Inc.* (Health Care Providers & Services)	700	27,755
TiVo Corp. (Software)	1,960	38,416
TopBuild Corp.* (Household Durables)	700	36,946
TowneBank (Banks)	980	30,674
Travelport Worldwide, Ltd. (IT Services)	2,240	32,032
Tredegar Corp. (Chemicals)	700	10,570
Trevena, Inc.* (Biotechnology)	2,520	6,577
Trex Co., Inc.* (Building Products)	560	42,118
TRI Pointe Group, Inc.* (Household Durables)	2,660	35,378
TriMas Corp.* (Machinery)	840	20,454
TriNet Group, Inc.* (Professional Services)	700	24,500
Trinseo SA (Chemicals)	700	49,210
Triple-S Management Corp.* (Health Care Providers & Services)	560	8,669
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	840	30,290
Triumph Group, Inc. (Aerospace & Defense)	840	21,504
Tronox, Ltd. - Class A (Chemicals)	1,260	24,419
TrueBlue, Inc.* (Professional Services)	840	21,462
TrueCar, Inc.* (Internet Software & Services)	1,120	21,202
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,960	16,268
Trustmark Corp. (Banks)	1,120	35,795
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,680	29,198
Tutor Perini Corp.* (Construction & Engineering)	700	18,620
Twilio, Inc.* (Internet Software & Services)	1,120	32,670
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,400	40,783
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	700	16,415
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	3,360	34,574
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	700	46,424
UMB Financial Corp. (Banks)	700	48,762
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	700	11,578
Umpqua Holdings Corp. (Banks)	3,500	64,890
Union Bankshares Corp. (Banks)	700	21,623
Unisys Corp.* (IT Services)	1,120	14,336
Unit Corp.* (Energy Equipment & Services)	980	17,620
United Bankshares, Inc. (Banks)	1,680	57,960
United Community Banks, Inc. (Banks)	1,260	34,978
United Community Financial Corp. (Thrifts & Mortgage Finance)	1,260	11,592
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	980	17,728
United Natural Foods, Inc.* (Food & Staples Retailing)	840	32,365
Universal Corp. (Tobacco)	420	26,859
Universal Insurance Holdings, Inc. (Insurance)	700	16,695
Univest Corp. of Pennsylvania (Banks)	560	17,080
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	5,040	8,064
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,680	42,218
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	700	14,658
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	1,400	7,770
Valhi, Inc. (Chemicals)	1,680	5,393
Valley National Bancorp (Banks)	4,200	49,896
Vanda Pharmaceuticals, Inc.* (Biotechnology)	980	15,239
Varex Imaging Corp.* (Health Care Equipment & Supplies)	700	21,595
VASCO Data Security International, Inc.* (Software)	700	9,450
Vector Group, Ltd. (Tobacco)	1,540	31,000
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	840	25,872
Veracyte, Inc.* (Biotechnology)	840	6,720
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,960	38,240

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2017

Common Stocks, continued

	Shares	Value
Verint Systems, Inc.* (Software)	980	$38,857
Versartis, Inc.* (Biotechnology)	700	12,950
Verso Corp.* - Class A (Paper & Forest Products)	1,540	7,361
ViaSat, Inc.* (Communications Equipment)	840	55,516
Viavi Solutions, Inc.* (Communications Equipment)	3,780	41,467
ViewRay, Inc.* (Health Care Equipment & Supplies)	1,120	5,298
VirnetX Holding Corp.* (Software)	1,540	5,313
Virtu Financial, Inc. - Class A (Capital Markets)	560	9,268
Virtusa Corp.* (IT Services)	560	18,564
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,240	39,984
Vista Outdoor, Inc.* (Leisure Products)	980	22,628
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	1,680	8,652
Vocera Communications, Inc.* (Health Care Technology)	560	15,271
Vonage Holdings Corp.* (Diversified Telecommunication Services)	3,640	24,060
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	3,360	6,586
Wabash National Corp. (Machinery)	1,120	21,370
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,400	28,938
WageWorks, Inc.* (Professional Services)	560	36,512
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	560	28,140
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,400	46,830
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	3,360	30,307
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,260	42,122
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	560	10,556
Watts Water Technologies, Inc. - Class A (Machinery)	420	27,048
Web.com Group, Inc.* (Internet Software & Services)	700	15,365
WebMD Health Corp.* (Internet Software & Services)	560	37,100
Weight Watchers International, Inc.* (Diversified Consumer Services)	560	20,059
Werner Enterprises, Inc. (Road & Rail)	840	24,906
WesBanco, Inc. (Banks)	700	26,761
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	1,260	13,671
West Corp. (Commercial Services & Supplies)	840	19,631
Westamerica Bancorp (Banks)	420	22,982
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	980	10,182
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	840	8,358
WGL Holdings, Inc. (Gas Utilities)	840	72,006
Whitestone REIT (Equity Real Estate Investment Trusts)	840	10,962
Willbros Group, Inc.* (Energy Equipment & Services)	2,380	4,855
William Lyon Homes* - Class A (Household Durables)	560	12,662
Windstream Holdings, Inc. (Diversified Telecommunication Services)	3,780	14,326
Wingstop, Inc.* (Hotels, Restaurants & Leisure)	560	16,806
Winnebago Industries, Inc. (Automobiles)	560	20,608
Wintrust Financial Corp. (Banks)	840	63,260
WisdomTree Investments, Inc. (Capital Markets)	2,240	23,386
WMIH Corp.* (Insurance)	6,580	7,567
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,540	43,428
Woodward, Inc. (Machinery)	840	58,749
Workiva, Inc.* (Software)	560	10,976
World Wrestling Entertainment, Inc. - Class A (Media)	840	17,774
Worthington Industries, Inc. (Metals & Mining)	840	42,562
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	1,680	44,134
WSFS Financial Corp. (Thrifts & Mortgage Finance)	560	25,284
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	1,260	12,235
Xencor, Inc.* (Biotechnology)	840	19,614
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,820	36,982
XO Group, Inc.* (Internet Software & Services)	560	10,237
Xperi Corp. (Semiconductors & Semiconductor Equipment)	840	24,570
Yelp, Inc.* (Internet Software & Services)	1,260	40,988
YRC Worldwide, Inc.* (Road & Rail)	840	11,164
ZAGG, Inc.* (Household Durables)	840	7,098
Zendesk, Inc.* (Software)	1,680	49,258
ZIOPHARM Oncology, Inc.* (Biotechnology)	2,800	15,484
ZixCorp.* (Software)	1,540	8,208
Zogenix, Inc.* (Pharmaceuticals)	700	8,400
TOTAL COMMON STOCKS (Cost $19,643,368)		29,376,838

Contingent Rights (NM)

Chelsea Therapeutics International, Ltd.*^+(a) (Biotechnology)	2,635	—
Dyax Corp.*^+(b) (Biotechnology)	1,854	2,058
TOTAL CONTINGENT RIGHTS (Cost $—)		2,058

Trust (0.0%)

	Shares	Value
Ferroglobe Representation and Warranty Insurance^+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2017

Repurchase Agreements(c)(d)(61.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.92%-1.00%, dated 7/31/17, due 8/1/17, total to be received $55,965,495	$55,964,000	$55,964,000
TOTAL REPURCHASE AGREEMENTS (Cost $55,964,000)		55,964,000
TOTAL INVESTMENT SECURITIES (Cost $75,607,368) - 94.0%		85,342,896
Net other assets (liabilities) - 6.0%		5,431,006
NET ASSETS - 100.0%		$90,773,902

*          Non-income producing security.

†                             Number of shares is less than 0.50.

§                             Amount is less than $0.50.

^                             The Advisor has deemed these securities to be illiquid.  As of July 31, 2017,these securities represented less than 0.005% of the net assets of the Fund.

+                            These securities were fair valued based on procedures approved by the Board of Trustees.  As of July 31, 2017, these securities represented less than 0.005% of the net assets of the Fund.

(a)                   No explicit expiration date, expiration is subject to contingencies.  Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)                   Expiration is on or before December 31, 2019; expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(c)                    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2017, the aggregate amount held in a segregated account was $17,878,000.

ADR              American Depositary Receipt

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2017

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	239	9/18/17	$17,021,580	$240,062

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	8/28/17	1.00%	$28,321,407	$(122,469)
Russell 2000 Index	Goldman Sachs International	8/28/17	1.35%	27,784,920	(146,541)
				$56,106,327	$(269,010)

iShares Russell 2000 ETF	UBS AG	8/28/17	1.00%	$39,661,336	$(237,138)
Russell 2000 Index	UBS AG	8/28/17	1.20%	39,322,154	(237,883)
				$78,983,490	$(475,021)
				$135,089,817	$(744,031)

^                             Reflects the floating financing rate, as of July 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2017

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$424,302	0.5%
Air Freight & Logistics	112,531	0.1%
Airlines	65,436	0.1%
Auto Components	345,369	0.4%
Automobiles	20,608	NM
Banks	2,652,004	3.0%
Beverages	15,453	NM
Biotechnology	1,852,009	2.0%
Building Products	308,193	0.3%
Capital Markets	339,063	0.4%
Chemicals	598,083	0.7%
Commercial Services & Supplies	764,324	0.8%
Communications Equipment	582,799	0.6%
Construction & Engineering	383,158	0.4%
Construction Materials	51,761	0.1%
Consumer Finance	182,108	0.2%
Containers & Packaging	23,558	NM
Distributors	30,803	NM
Diversified Consumer Services	234,886	0.3%
Diversified Financial Services	44,862	NM
Diversified Telecommunication Services	201,044	0.2%
Electric Utilities	348,779	0.4%
Electrical Equipment	199,758	0.2%
Electronic Equipment, Instruments & Components	802,610	0.9%
Energy Equipment & Services	483,062	0.5%
Equity Real Estate Investment Trusts	2,288,250	2.6%
Food & Staples Retailing	125,406	0.1%
Food Products	260,337	0.3%
Gas Utilities	387,342	0.4%
Health Care Equipment & Supplies	1,090,099	1.2%
Health Care Providers & Services	552,530	0.6%
Health Care Technology	279,765	0.3%
Hotels, Restaurants & Leisure	762,593	0.8%
Household Durables	386,288	0.4%
Household Products	54,009	0.1%
Independent Power & Renewable Electricity Producers	177,888	0.2%
Industrial Conglomerates	24,080	NM
Insurance	593,671	0.7%
Internet & Direct Marketing Retail	159,834	0.2%
Internet Software & Services	866,107	1.0%
IT Services	677,811	0.7%
Leisure Products	76,591	0.1%
Life Sciences Tools & Services	287,861	0.3%
Machinery	890,267	1.0%
Marine	60,396	0.1%
Media	476,150	0.5%
Metals & Mining	396,574	0.4%
Mortgage Real Estate Investment Trusts	328,926	0.4%
Multiline Retail	109,248	0.1%
Multi-Utilities	165,981	0.2%
Oil, Gas & Consumable Fuels	759,640	0.8%
Paper & Forest Products	162,282	0.2%
Pharmaceuticals	636,226	0.7%
Professional Services	334,929	0.4%
Real Estate Management & Development	123,974	0.1%
Road & Rail	266,811	0.3%
Semiconductors & Semiconductor Equipment	1,102,357	1.2%
Software	1,167,389	1.3%
Specialty Retail	594,287	0.7%
Technology Hardware, Storage & Peripherals	212,041	0.2%
Textiles, Apparel & Luxury Goods	216,390	0.2%
Thrifts & Mortgage Finance	690,049	0.8%
Tobacco	57,859	0.1%
Trading Companies & Distributors	404,517	0.4%
Water Utilities	67,291	0.1%
Wireless Telecommunication Services	38,287	NM
Other**	61,395,006	67.7%
Total	$90,773,902	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

We have audited the accompanying statements of assets and liabilities of ProFunds (the Funds) (comprised of the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), including the summary schedules of portfolio investments, as of July 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended (collectively, the financial statements), the financial highlights for each of the years in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the schedules of portfolio investments as of July 31, 2017 (included in Item 6 of this Form-N-CSR). These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and schedules of portfolio investments referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
September 22, 2017

(b)                                 Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*		/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	September 29, 2017

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 25, 2017

* Print the name and title of each signing officer under his or her signature.